       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2012.

                                                            FILE NOS. 333-172003
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER



                             THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.

                           Post-Effective Amendment No. 3                        [X]



                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER


                         THE INVESTMENT COMPANY ACT OF 1940

                                   Amendment No. 4                               [X]



                        (Check Appropriate Box or Boxes)

                                  ------------

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000

                             MALLARY L. REZNIK, ESQ.
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER

                       LOS ANGELES, CALIFORNIA 90067-6121

      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.

It is proposed that this filing will become effective:




[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on April 30, 2012 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Separate Account of SunAmerica Annuity and Life Assurance Company under variable annuity contracts.

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--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris Choice IV Variable
                                                Annuity; Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris Choice IV Variable
                                                Annuity; Purchasing a Polaris Choice
                                                IV Variable Annuity; Investment
                                                Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
15.  Cover Page..............................   Cover Page
16.  Table of Contents.......................   Table of Contents
17.  General Information and History.........   The Polaris Choice IV Variable
                                                Annuity (P);
                                                Separate Account; General Account
                                                (P);
                                                Investment Options (P);
                                                Other Information (P)
18.  Services................................   Other Information (P)
19.  Purchase of Securities Being Offered....   Purchasing a Polaris Choice IV
                                                Variable Annuity (P)
20.  Underwriters............................   Distribution of Contracts
21.  Calculation of Performance Data.........   Performance Data
22.  Annuity Payments........................   Annuity Income Options (P);
                                                Income Payments; Annuity Unit Values
23.  Financial Statements....................   Depositor: Other Information (P);
                                                Financial Statements; Registrant:
                                                Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                Polaris CHOICE IV
                                   PROSPECTUS
                                 APRIL 30, 2012

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             in all states except in New York where it is issued by
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                               in connection with
                            VARIABLE SEPARATE ACCOUNT
                                       and
                          FS VARIABLE SEPARATE ACCOUNT


This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.


UNDERLYING FUNDS:                                   MANAGED BY:
     Aggressive Growth                              Wells Capital Management Incorporated
     Alliance Growth                                AllianceBernstein L.P.
     American Funds Asset Allocation SAST           Capital Research and Management
                                                      Company(2)
     American Funds Global Growth SAST              Capital Research and Management
                                                      Company(2)
     American Funds Growth SAST                     Capital Research and Management
                                                      Company(2)
     American Funds Growth-Income SAST              Capital Research and Management
                                                      Company(2)
     Asset Allocation                               Edge Asset Management, Inc.
     Balanced                                       J.P. Morgan Investment Management Inc.
     Blue Chip Growth                               SunAmerica Asset Management Corp.
     Capital Appreciation                           Wellington Management Company, LLP
     Capital Growth                                 OppenheimerFunds, Inc.
     Cash Management                                BofA Advisors, LLC
     Corporate Bond                                 Federated Investment Management Company
     Davis Venture Value                            Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(1)                       SunAmerica Asset Management Corp.
     Emerging Markets                               Putnam Investment Management, LLC
     Equity Opportunities                           OppenheimerFunds, Inc.
     Foreign Value                                  Templeton Investment Counsel, LLC
     Franklin Income Securities Fund                Franklin Advisers, Inc.
     Franklin Templeton VIP Founding Funds          Franklin Templeton Services, LLC(3)
       Allocation Fund
     Fundamental Growth                             Wells Capital Management Incorporated
     Global Bond                                    Goldman Sachs Asset Management
                                                      International
     Global Equities                                J.P. Morgan Investment Management Inc.
     Government and Quality Bond                    Wellington Management Company, LLP
     Growth                                         Wellington Management Company, LLP
     Growth-Income                                  J.P. Morgan Investment Management, Inc.
     Growth Opportunities                           Invesco Advisers, Inc.
     High-Yield Bond                                PineBridge Investments LLC
     International Diversified Equities             Morgan Stanley Investment Management
                                                      Inc.
     International Growth and Income                Putnam Investment Management, LLC
     Invesco Van Kampen V.I. American               Invesco Advisers, Inc.
       Franchise Fund, Series II Shares(4)
     Invesco Van Kampen V.I. Comstock Fund,         Invesco Advisers, Inc.
       Series II Shares
     Invesco Van Kampen V.I. Growth and             Invesco Advisers, Inc.
       Income Fund, Series II Shares
     Lord Abbett Growth and Income                  Lord, Abbett & Co. LLC
     Managed Allocation Balanced                    Ibbotson Associates, Inc.
     Managed Allocation Growth                      Ibbotson Associates, Inc.
     Managed Allocation Moderate                    Ibbotson Associates, Inc.
     Managed Allocation Moderate Growth             Ibbotson Associates, Inc.
     Marsico Focused Growth                         Marsico Capital Management, LLC
     MFS Massachusetts Investors Trust(1)           Massachusetts Financial Services Company
     MFS Total Return                               Massachusetts Financial Services Company




(Underlying Funds continued on next page)

UNDERLYING FUNDS:                                   MANAGED BY:
     Mid-Cap Growth                                 J.P. Morgan Investment Management Inc.
     Natural Resources                              Wellington Management Company, LLP
     Real Estate                                    Davis Selected Advisers, L.P.
     Real Return                                    Wellington Management Company, LLP
     Small & Mid Cap Value                          AllianceBernstein L.P.
     Small Company Value                            Franklin Advisory Services, LLC
     SunAmerica Dynamic Allocation Portfolio        SunAmerica Asset Management Corp. and
                                                      AllianceBernstein L.P.
     Technology                                     Columbia Management Investment Advisers,
                                                      LLC
     Telecom Utility                                Massachusetts Financial Services Company
     Total Return Bond                              Pacific Investment Management Company
                                                      LLC



(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.


(2) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests. The investment adviser of the Feeder Funds is SAAMCo.


(3) Franklin Templeton Services, LLC is the administrator of this Fund-of-Funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Funds Allocation Fund's investment in the Underlying Funds.


(4) On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares Variable Portfolio was renamed Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



GLOSSARY...................................................................      3
HIGHLIGHTS.................................................................      4
FEE TABLE..................................................................      6
     Maximum Owner Transaction Expenses....................................      6
     Contract Maintenance Fee..............................................      6
     Separate Account Annual Expenses......................................      6
     Additional Optional Feature Fees......................................      6
          Optional SunAmerica Income Plus and SunAmerica Income Builder
                      Fee..................................................      6
     Underlying Fund Expenses..............................................      6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................      8
THE POLARIS CHOICE IV VARIABLE ANNUITY.....................................      9
PURCHASING A POLARIS CHOICE IV VARIABLE ANNUITY............................      9
     Allocation of Purchase Payments.......................................     10
     Accumulation Units....................................................     11
     Free Look.............................................................     11
     Exchange Offers.......................................................     12
     Important Information for Military Servicemembers.....................     12
INVESTMENT OPTIONS.........................................................     12
     Variable Portfolios...................................................     12
          AIM Variable Insurance Funds (Invesco Variable Insurance Funds)..     12
          Anchor Series Trust..............................................     13
          Franklin Templeton Variable Insurance Products Trust.............     13
          Lord Abbett Series Fund, Inc. ...................................     13
          Seasons Series Trust.............................................     13
          SunAmerica Series Trust..........................................     13
     Substitution, Addition or Deletion of Variable Portfolios.............     16
     Fixed Accounts........................................................     16
     Dollar Cost Averaging Fixed Accounts..................................     16
     Dollar Cost Averaging Program.........................................     17
     Polaris Portfolio Allocator Program...................................     17
     50%-50% Combination Model Program.....................................     19
     Transfers During the Accumulation Phase...............................     21
     Automatic Asset Rebalancing Program...................................     23
     Return Plus Program...................................................     23
     Voting Rights.........................................................     24
ACCESS TO YOUR MONEY.......................................................     24
     Free Withdrawal Amount................................................     24
     Systematic Withdrawal Program.........................................     25
     Nursing Home Waiver...................................................     25
     Minimum Contract Value................................................     26
     Qualified Contract Owners.............................................     26
OPTIONAL LIVING BENEFITS...................................................     26
     SunAmerica Income Plus and SunAmerica Income Builder..................     28
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING
  BENEFITS.................................................................     35
DEATH BENEFITS.............................................................     38
     Beneficiary Continuation Programs.....................................     38
     Death Benefit Defined Terms...........................................     39
     Standard Death Benefit................................................     40
     Optional Maximum Anniversary Value Death Benefit......................     40
     Spousal Continuation..................................................     41
EXPENSES...................................................................     41
     Separate Account Expenses.............................................     41
     Withdrawal Charges....................................................     42
     Underlying Fund Expenses..............................................     42
     Contract Maintenance Fee..............................................     42
     Transfer Fee..........................................................     42
     Optional Living Benefit Fees..........................................     43
     Optional SunAmerica Income Plus and SunAmerica Income Builder Living
            Benefit Fee....................................................     43
     Optional Maximum Anniversary Value Death Benefit Fee..................     43
     Premium Tax...........................................................     43
     Income Taxes..........................................................     43
     Reduction or Elimination of Fees, Expenses and Additional Amounts
            Credited.......................................................     43
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................     44
ANNUITY INCOME OPTIONS.....................................................     45
     The Income Phase......................................................     45
     Annuity Income Options................................................     46
     Fixed or Variable Annuity Income Payments.............................     46
     Annuity Income Payments...............................................     47
     Transfers During the Income Phase.....................................     47
     Deferment of Payments.................................................     47
TAXES......................................................................     47
     Annuity Contracts in General..........................................     47
     Tax Treatment of Distributions - Non-Qualified Contracts..............     48
     Tax Treatment of Distributions - Qualified Contracts..................     48
     Required Minimum Distributions........................................     49
     Tax Treatment of Death Benefits.......................................     50
     Tax Treatment of Optional Living Benefits.............................     50
     Contracts Owned by a Trust or Corporation.............................     50
     Gifts, Pledges and/or Assignments of a Contract.......................     50
     Diversification and Investor Control..................................     51
OTHER INFORMATION..........................................................     51
     The Distributor.......................................................     51
     The Company...........................................................     51
     The Separate Account..................................................     52
     The General Account...................................................     53
     Financial Statements..................................................     53
     Administration........................................................     54
     Legal Proceedings.....................................................     54
     Registration Statements...............................................     54
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION............................     54
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................    A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY................    B-1
APPENDIX C - FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME
  PLUS AND SUNAMERICA INCOME BUILDER FEE...................................    C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.............................    D-1
APPENDIX E - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 23,
  2012.....................................................................    E-1
APPENDIX F - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.................    F-1
APPENDIX G - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
  CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012...............................    G-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.


COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FEEDER FUNDS - Each Feeder Fund invests exclusively in shares of a corresponding Master Fund. American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios.


FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.

GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - The first business day of the month following your 95th birthday.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.



SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.


TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Polaris Choice IV Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.



FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.



EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 1.65% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 4 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS CHOICE IV VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.


OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.


You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.


ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT ARE APPLICABLE TO THE CONTRACT AND WHEN YOU TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE
OF EACH PURCHASE PAYMENT)(2)................  8%



TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)...........  $50 per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Separate Account Charges(4)..............   1.65%
Optional Maximum Anniversary Value Death
  Benefit Fee............................   0.25%
MAXIMUM SEPARATE ACCOUNT ANNUAL
  EXPENSES(5)............................   1.90%




ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits SunAmerica Income Plus or SunAmerica Income Builder below, both of which are guaranteed minimum withdrawal benefits:

OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE
(calculated as a percentage of the Income Base)(6)

                                                 INITIAL               MAXIMUM
NUMBER OF COVERED PERSONS                    ANNUAL FEE RATE     ANNUAL FEE RATE(7)
-------------------------                 --------------------  --------------------
For One Covered Person..................          1.10%                 2.20%
For Two Covered Persons.................          1.35%                 2.70%



UNDERLYING FUND EXPENSES
(AS OF JANUARY 31, 2012)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND
EXPENSES(8)                        MINIMUM   MAXIMUM
----------------------------       -------   -------
(expenses that are deducted from
  Underlying Funds of the
  Trusts, including management
  fees, other expenses and 12b-1
  fees if applicable)...........    0.72%     1.57%





FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.



(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 4 years as follows:

YEARS SINCE RECEIPT:.....................................................   1    2    3    4    5+
                                                                            8%   7%   6%   5%   0%



     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.



(3) The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.



(4) If you do not elect any optional features, your total separate account annual expenses would be 1.65%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.



(5) If you purchased your contract prior to January 23, 2012, you may have elected the Combination HV & Roll-Up death benefit which is no longer available for election. If you elected the Combination HV & Roll-Up death benefit, your Maximum Separate Account Annual Expenses would be 2.30%. Please see Appendix G for details regarding this death benefit.




(6) The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to January 23, 2012, please see APPENDIX E for a description of the living benefit you may have elected.

(7) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.



    Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Additionally, the increased fee will continue to be applied against your fixed and separate account assets. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.


---------------------------------------------------------------------
                                                           MAXIMUM
                                                          ANNUALIZED
                                                           FEE RATE
                                                         DECREASE OR
                                              MINIMUM   INCREASE EACH
                                               ANNUAL      BENEFIT
 NUMBER OF COVERED PERSONS                    FEE RATE     QUARTER*
---------------------------------------------------------------------
---------------------------------------------------------------------
 One Covered Person                             0.60%      +/-0.25%
---------------------------------------------------------------------
 Two Covered Persons                            0.60%      +/-0.25%
---------------------------------------------------------------------



         * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).




(8) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2012. The minimum expense is for an Underlying Fund of Franklin Templeton Variable Insurance Products Trust as of its fiscal year ended December 31, 2011.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 1.90% (including the optional Maximum Anniversary Value death benefit, the optional SunAmerica Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for the remaining years) and investment in an Underlying Fund with total expenses of 1.57%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,287     $2,318     $2,918     $5,794



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $487      $1,718     $2,918     $5,794





MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.65%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)





(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,045     $1,355     $1,291     $2,756


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $245       $755      $1,291     $2,756


EXPLANATION OF EXPENSE EXAMPLES


1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $75,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.


2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the SunAmerica Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.




THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     THE POLARIS CHOICE IV VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.


Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.


For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 PURCHASING A POLARIS CHOICE IV VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

------------------------------------------------------------------------------
                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
------------------------------------------------------------------------------
     Qualified            $25,000              $500                $100
------------------------------------------------------------------------------
   Non-Qualified          $25,000              $500                $100
------------------------------------------------------------------------------




Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by SunAmerica Annuity and/or US Life to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR SPECIFIC INFORMATION.

TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.


Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.



ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP



You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.



We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.



Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.


Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

US Life (New York contracts only)
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK


You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.



If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request.

Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.



If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners.


From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Templeton VIP Founding Funds Allocation Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an affiliate of the Company. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.

     ANCHOR SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Managed Allocation Portfolios and Real Return Portfolio listed below are part of Seasons Series Trust ("SST"). SAAMCo manages this Trust and generally engages subadvisers to provide investment advice for the Underlying Funds.

     Each Managed Allocation Portfolio has a different investment goal and is structured as a Fund-of-Funds, investing its assets in a combination of Underlying Funds of the Seasons Series Trust.

     This approach allows the Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each of the Underlying Funds of Seasons Series Trust in which the Managed Allocation Portfolio invests; and 2) the overlay portfolio management provided by Ibbotson.

     SUNAMERICA SERIES TRUST - CLASS 3 SHARES


     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").



          MASTER-FEEDER



          SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.


          Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

          Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

          Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


          SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO


          SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of the Dynamic Allocation Portfolio. The Dynamic Allocation Portfolio invests part of its assets as a

          Fund-of-Funds that in turn invests in Underlying Portfolios of the SAAMCo Managed Trusts.

          The Dynamic Allocation Portfolio has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Dynamic Allocation Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


          CASH MANAGEMENT


          SAST also offers the Cash Management Variable Portfolio. During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                                 MANAGED BY:                                     TRUST   ASSET CLASS
----------------                                 -----------                                    ------   -----------
Aggressive Growth                                Wells Capital Management Incorporated          SAST     STOCK
Alliance Growth                                  AllianceBernstein L.P.                         SAST     STOCK
American Funds Asset Allocation SAST             Capital Research and Management Company        SAST     BALANCED
American Funds Global Growth SAST                Capital Research and Management Company        SAST     STOCK
American Funds Growth SAST                       Capital Research and Management Company        SAST     STOCK
American Funds Growth-Income SAST                Capital Research and Management Company        SAST     STOCK
Asset Allocation                                 Edge Asset Management, Inc.                    AST      BALANCED
Balanced                                         J.P. Morgan Investment Management Inc.         SAST     BALANCED
Blue Chip Growth                                 SunAmerica Asset Management Corp.              SAST     STOCK
Capital Appreciation                             Wellington Management Company, LLP             AST      STOCK
Capital Growth                                   OppenheimerFunds, Inc.                         SAST     STOCK
Cash Management                                  BofA Advisors, LLC                             SAST     CASH
Corporate Bond                                   Federated Investment Management Company        SAST     BOND
Davis Venture Value                              Davis Selected Advisers, L.P.                  SAST     STOCK
"Dogs" of Wall Street                            SunAmerica Asset Management Corp.              SAST     STOCK
Emerging Markets                                 Putnam Investment Management, LLC              SAST     STOCK
Equity Opportunities                             OppenheimerFunds, Inc.                         SAST     STOCK
Foreign Value                                    Templeton Investment Counsel, LLC              SAST     STOCK
Franklin Income Securities Fund                  Franklin Advisers, Inc.                        FTVIPT   BALANCED
Franklin Templeton VIP Founding Funds            Franklin Templeton Services, LLC
  Allocation Fund                                                                               FTVIPT   BALANCED
Fundamental Growth                               Wells Capital Management Incorporated          SAST     STOCK
Global Bond                                      Goldman Sachs Asset Management International   SAST     BOND
Global Equities                                  J.P. Morgan Investment Management Inc.         SAST     STOCK
Government and Quality Bond                      Wellington Management Company, LLP             AST      BOND
Growth                                           Wellington Management Company, LLP             AST      STOCK
Growth-Income                                    J.P. Morgan Investment Management Inc.         SAST     STOCK
Growth Opportunities                             Invesco Advisers, Inc.                         SAST     STOCK
High-Yield Bond                                  PineBridge Investments LLC                     SAST     BOND
International Diversified Equities               Morgan Stanley Investment Management Inc.      SAST     STOCK
International Growth and Income                  Putnam Investment Management, LLC              SAST     STOCK
Invesco Van Kampen V.I. American Franchise       Invesco Advisers, Inc.
  Fund, Series II Shares                                                                        AVIF     STOCK
Invesco Van Kampen V.I. Comstock Fund, Series    Invesco Advisers, Inc.
  II Shares                                                                                     AVIF     STOCK
Invesco Van Kampen V.I. Growth and Income        Invesco Advisers, Inc.
  Fund, Series II Shares                                                                        AVIF     STOCK
Lord Abbett Growth and Income                    Lord, Abbett & Co. LLC                         LASF     STOCK
Managed Allocation Balanced                      Ibbotson Associates, Inc.                      SST      BALANCED
Managed Allocation Growth                        Ibbotson Associates, Inc.                      SST      STOCK
Managed Allocation Moderate                      Ibbotson Associates, Inc.                      SST      BALANCED
Managed Allocation Moderate Growth               Ibbotson Associates, Inc.                      SST      BALANCED
Marsico Focused Growth                           Marsico Capital Management, LLC                SAST     STOCK
MFS Massachusetts Investors Trust                Massachusetts Financial Services Company       SAST     STOCK
MFS Total Return                                 Massachusetts Financial Services Company       SAST     BALANCED
Mid-Cap Growth                                   J.P. Morgan Investment Management Inc.         SAST     STOCK
Natural Resources                                Wellington Management Company, LLP             AST      STOCK
Real Estate                                      Davis Selected Advisers, L.P.                  SAST     STOCK
Real Return                                      Wellington Management Company, LLP             SST      BOND
Small & Mid Cap Value                            AllianceBernstein L.P.                         SAST     STOCK
Small Company Value                              Franklin Advisory Services, LLC                SAST     STOCK
SunAmerica Dynamic Allocation Portfolio          SunAmerica Asset Management Corp. and
                                                   AllianceBernstein L.P                        SAST     BALANCED
Technology                                       Columbia Management Investment Advisers, LLC   SAST     STOCK
Telecom Utility                                  Massachusetts Financial Services Company       SAST     STOCK
Total Return Bond                                Pacific Investment Management Company LLC      SAST     BOND




YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


If you elect certain living benefits, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file. The 6-month, 1-Year and 2-Year DCA Fixed Accounts may not be available in your state. Please check with your financial representative for availability.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed

Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM


The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.



We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.



If you choose to allocate subsequent Purchase Payments to an active DCA program with a available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION


The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.


ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM


You may enroll in the Polaris Portfolio Allocator program by electing a Portfolio Allocator model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.


You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator model. If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives. However, if you have elected an optional Living Benefit, pursuant to certain investment requirements, a portion of your investment can be allocated to the SunAmerica Dynamic Allocation Portfolio in addition to a Portfolio Allocator model.



You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.


A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.



If you elect the SunAmerica Income Plus Income Option with Custom Allocation, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% can be invested in a Portfolio Allocator model that complies with the investment requirements. Your Portfolio Allocator model will automatically be rebalanced quarterly if you elect this Living Benefit. You may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.



POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE APRIL 30, 2012)



----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL 1      MODEL 2      MODEL 3      MODEL 4
----------------------------------------------------------------------------------------
 American Funds Global Growth SAST        4.0%         6.0%         6.0%         7.0%
----------------------------------------------------------------------------------------
 American Funds Growth SAST               2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income SAST        2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         1.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 "Dogs" of Wall Street                    3.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Equity Opportunities                     2.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Foreign Value                            4.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond             10.0%         8.0%         7.0%         2.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     1.0%         2.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         1.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       1.0%         2.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock
  Fund, Series II Shares                  4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Growth and
  Income Fund, Series II Shares           5.0%         5.0%         5.0%         6.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                           1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Real Estate                              2.0%         3.0%         4.0%         4.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    1.0%         2.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Small Company Value                      1.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       12.0%        11.0%        10.0%         5.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------







The Polaris Portfolio Allocator Models listed above are those that are currently available. The Models are reconfigured annually. However, once you invest in a Model, the percentages of your contract value allocated to each Variable Portfolio within a Model will not be changed by us. If you purchased your contract prior to April 30, 2012, any subsequent Purchase Payments will be invested in the same Model as your current investment and will not be invested in the Model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model in line with your investment goals over time.



We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.


50%-50% COMBINATION MODEL PROGRAM

PROGRAM DESCRIPTION

The 50%-50% Combination Model Program, available at no additional cost, may be offered to you to assist in diversifying your investment across various asset classes. The 50%-50% Combination Model Program allows you to choose from one of the four 50%-50% Combination Models ("Combination Models") designed to assist in meeting your stated investment goals.

Each of the Combination Models allocate 50% of your investment in a Polaris Portfolio Allocator Model and the remaining 50% in a corresponding Managed Allocation Portfolio to attempt to match a stated investment time horizon and risk tolerance. Each Managed Allocation Portfolio is a Fund-of-Funds managed by Ibbotson. The 50% of your investment allocated to the Polaris Portfolio Allocator Model is considered "static" because the composition of the Polaris Portfolio Allocator Model will not be changed by us and is not actively managed. However, the 50% of your investment allocated to the Managed Allocation Portfolio is considered "active" because each Managed Allocation Portfolio is an Underlying Fund that Ibbotson manages in order to maintain the investment objective of the Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE SEASONS SERIES TRUST AND POLARIS PORTFOLIO ALLOCATOR MODEL PROGRAM ABOVE.

ENROLLING AND INVESTING IN THE COMBINATION MODEL PROGRAM


You may enroll in the Combination Model Program by electing a Combination Model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the Combination Model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Combination Model by providing a written reallocation request, calling our Annuity Service Center or logging into our website.


You may also choose to invest gradually into a Combination Model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Combination Model at a time and participation in the Combination Model Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Combination Model. If you attempt to split your investment between one or more Combination Models, your investment may no longer be consistent with the Combination Models' intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Combination Model, such an investment may no longer be consistent with the Combination Models' intended objectives and therefore, will effectively terminate your participation in the program.


You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the elected Combination Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Combination Model, your investment may no longer be consistent with the Combination Model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


You can transfer 100% of your investment from one Combination Model to another Combination Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.


A subsequent Purchase Payment will be invested in the same Combination Model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions, and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


If you elect the SunAmerica Income Plus Income Option with Custom Allocation, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in a Combination Model that complies with investment requirements. Your Combination Model will be rebalanced quarterly. You may not reallocate your money in the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

REBALANCING THE COMBINATION MODELS

You can elect to have your investment in the Combination Models rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Combination Model you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the Managed Allocation Portfolio will be rebalanced to equal the 50%-50% split discussed above. The investments in the Underlying Funds of each Managed Allocation Portfolio are not rebalanced as part of the Combination Model Program. PLEASE SEE SEASONS SERIES TRUST ABOVE.


Over time, the Combination Model you elect may no longer align with its original investment objective due to the effects of Underlying Fund performance and changes in the Underlying Funds' investment objectives. Therefore, if you do not elect to have your investment in the Combination Model rebalanced at least annually, then your investment may no longer be consistent with the Combination Model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.


IMPORTANT INFORMATION ABOUT THE COMBINATION MODEL PROGRAM

The Combination Model Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Combination Model should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Combination Model as your investment needs change. The Combination Model Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Combination Model may have been built. Also, allocation to a single asset class may outperform a Combination Model, so that you could have better investment returns investing in a single asset class than in a Combination Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Combination Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Combination Models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Combination Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning a specific Combination Model can be obtained from your financial representative.

Below are the Combination Models available for election.

-----------------------------------------------------------------
 50%-50% COMBINATION
        MODEL          50% ALLOCATION TO:     50% ALLOCATION TO:
------------------------------------------- ---------------------
          1             Polaris Portfolio     Managed Allocation
                        Allocator Model 1          Balanced
------------------------------------------- ---------------------
          2             Polaris Portfolio     Managed Allocation
                        Allocator Model 2          Moderate
------------------------------------------- ---------------------
          3             Polaris Portfolio     Managed Allocation
                        Allocator Model 3       Moderate Growth
------------------------------------------- ---------------------
          4             Polaris Portfolio     Managed Allocation
                        Allocator Model 4           Growth
------------------------------------------- ---------------------


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE COMBINATION MODEL PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.


You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


EFFECTIVE AUGUST 6, 2012, THE SHORT-TERM TRADING POLICY APPLICABLE TO YOUR PROSPECTUS WILL CHANGE AS FOLLOWS:



------------------------------------------------------------------------------
 TRADING POLICY BEFORE CHANGE           TRADING POLICY AFTER CHANGE
------------------------------------------------------------------------------
 5th transfer in a 6-Month Rolling      15th transfer in 12-Month Rolling
 Period triggers the U.S. Mail method   Period triggers the U.S. Mail method
 of Transfer                            of Transfer.
------------------------------------------------------------------------------




On August 6, 2012 and after, the first 15 transfers in a rolling 12-month look-back period (12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12 months from the date of your 15th transfer request ("Standard U.S. Mail Policy").



For example, if you made a transfer on August 16, 2012 and within the previous twelve months (from August 17, 2011 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2012 must be submitted by U.S. Mail (from August 17, 2012 through August 16,
2013).



U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.


All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.



If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed

Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You can access money in your contract by making a systematic, partial, or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. As a result, if you surrender your contract in the future while withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender for the purpose of calculating the withdrawal charge.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.


Your annual free withdrawal amount is the greater of:


     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.


If you are taking required minimum distributions ("RMD") applicable to this contract only, current company practice is to waive any withdrawal charges applicable to those withdrawals.


The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 6% is the applicable percentage) [B x C=$6,000]
    D=Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.


Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the Minimum Contract Value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFITS

The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.

Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE ELECTING.

Below is a summary of the key features of the two optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.

SUNAMERICA INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. If you elect SunAmerica Income Plus, you may choose from Income Option 1, 2 or 3 or the Income Option with Custom Allocation.

The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

SUNAMERICA INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit.

The annual 8% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 8% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The Living Benefits guarantee that only certain Purchase Payments received during the contract's first 2 years are included in the Income Base.

These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH

BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX E FOR DETAILS REGARDING THOSE BENEFITS.

LIVING BENEFIT DEFINED TERMS

ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Continuation Contributions, if any, are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY

The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

ELIGIBLE PURCHASE PAYMENTS
Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below), or the Continuation Contribution, if any. However, Continuation Contributions, if any, are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Purchase Payments are limited to $1,500,000 without prior Company approval.

---------------------------------------------------------------
        FIRST                         SUBSEQUENT
    CONTRACT YEAR                   CONTRACT YEARS
--------------------- -----------------------------------------
   100% of Purchase     Purchase Payments received in contract
   Payments received      year 2, capped at 100% of Purchase
                        Payments received in the first contract
                                         year
--------------------- -----------------------------------------


EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 in year 2 for a grand total maximum of $200,000 of Eligible Purchase Payments.

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.

INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.

INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


------------------------------------------------------------------------------------
                            INCOME CREDIT
                                (AS A
                            PERCENTAGE OF
                                 THE
         OPTIONAL           INCOME CREDIT                    INCOME
      LIVING BENEFIT            BASE)                  CREDIT AVAILABILITY
------------------------------------------------------------------------------------
  SunAmerica Income Plus          6%          Available during the first 12 Benefit
                                            Years -- the Income Credit is reduced in
                                                   years withdrawals are taken
------------------------------------------------------------------------------------
  SunAmerica Income               8%          Available during the first 12 Benefit
  Builder                                   Years -- the Income Credit is eliminated
                                                in years any withdrawal is taken
------------------------------------------------------------------------------------



INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit.

INELIGIBLE PURCHASE PAYMENTS
Purchase Payments, or portions thereof, received after the 2nd contract year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE

The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.

MINIMUM INCOME BASE
The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.

PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE

The percentage used to determine the Protected Income Payment.

SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER

How do SunAmerica Income Plus and SunAmerica Income Builder work?

Both Living Benefits lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.


If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether a highest Anniversary Value is attained after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

------------------------------------------------------------------------------------------------------
                    NUMBER OF
                 COVERED PERSONS                    SUNAMERICA      SUNAMERICA      SUNAMERICA
                   AND AGE OF                       INCOME PLUS     INCOME PLUS     INCOME PLUS
                 COVERED PERSON                       INCOME          INCOME          INCOME
              AT FIRST WITHDRAWAL*                   OPTION 1        OPTION 2        OPTION 3
------------------------------------------------------------------------------------------------------
 One Covered Person (Age 64 and Younger)            6.0% / 3.0%**   6.0% / 3.0%**  4.0%  /  4.0%
------------------------------------------------------------------------------------------------------
 One Covered Person (Age 65 and Older)              6.0% / 4.0%     7.0% / 3.0%    5.25% / 5.25%
------------------------------------------------------------------------------------------------------
 Two Covered Persons (Age 64 and Younger)           5.5% / 3.0%***  5.5% / 3.0%*** 3.5%  /  3.5%
------------------------------------------------------------------------------------------------------
 Two Covered Person (Age 65 and Older)              5.5% / 4.0%     6.5% / 3.0%    4.75% / 4.75%
------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------
                                                      SUNAMERICA
                     NUMBER OF                       INCOME PLUS
                  COVERED PERSONS                   INCOME OPTION
                    AND AGE OF                           WITH
                  COVERED PERSON                        CUSTOM
               AT FIRST WITHDRAWAL*                   ALLOCATION
----------------------------------------------------------------------
 One Covered Person (Age 64 and Younger)             5.0% / 3.0%**
----------------------------------------------------------------------
 One Covered Person (Age 65 and Older)               5.0% / 4.0%
----------------------------------------------------------------------
 Two Covered Persons (Age 64 and Younger)            4.5% / 3.0%***
----------------------------------------------------------------------
 Two Covered Person (Age 65 and Older)               4.5% / 4.0%
----------------------------------------------------------------------



----------------------------------------------------------------------
                     NUMBER OF
                  COVERED PERSONS
                    AND AGE OF                        SUNAMERICA
                  COVERED PERSON                        INCOME
               AT FIRST WITHDRAWAL*                    BUILDER
----------------------------------------------------------------------
 One Covered Person (Age 64 and Younger)             4.0% / 4.0%
----------------------------------------------------------------------
 One Covered Person (Age 65 and Older)               5.0% / 5.0%
----------------------------------------------------------------------
 Two Covered Persons (Age 64 and Younger)            3.5% / 3.5%
----------------------------------------------------------------------
 Two Covered Person (Age 65 and Older)               4.5% / 4.5%
----------------------------------------------------------------------


       THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

   ** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

   *** If Two Covered Persons are elected, the Protected Income Payment
       Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.


Are there investment requirements if I elect a Living Benefit?


If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, we will allocate 20% of every Purchase Payment, and Continuation Contribution, if any, to the Secure Value Account. If you elect the SunAmerica Income Plus Income Option with Custom Allocation, we will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless SunAmerica Income Plus or SunAmerica Income Builder have been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to another DCA Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends.

If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, the remaining 80% of your initial Purchase Payment is allocated to the Dynamic Allocation Portfolio or a DCA Fixed Account if you elect to dollar cost average into the Dynamic Allocation Portfolio. After your contract is issued, you may provide allocation instructions to invest the remaining 80% of every Purchase Payment and Continuation Contribution, if any, among the Variable Portfolios and available DCA Fixed Accounts, as follows:

---------------------------------------------------------------
--------------------- -----------------------------------------
 INITIAL ALLOCATION    80% of your assets are allocated to the
                       Dynamic Allocation Portfolio or a DCA
                       Fixed Account where the target
                       allocation is the Dynamic Allocation
                       Portfolio.
--------------------- -----------------------------------------
 INVESTMENT OPTIONS    You may allocate the remaining 80% of
 AVAILABLE FOR         your assets among the following
 ALLOCATION AFTER      investment options:
 YOUR CONTRACT IS
 ISSUED                Cash Management
                       Corporate Bond
                       Global Bond
                       Government and Quality Bond
                       Real Return
                       SunAmerica Dynamic Allocation Portfolio
                       Total Return Bond

                       DCA FIXED ACCOUNTS*
                       6-Month DCA
                       1-Year DCA
                       2-Year DCA
---------------------------------------------------------------


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

If you elect the SunAmerica Income Plus Income Option with Custom Allocation, the remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment requirements in one of four ways as outlined below.

SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION -- CHECK-THE-BOX OPTIONS

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3 as follows:

------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 Check-the-Box    Invest in one of three available Polaris Portfolio Allocator
 Option 1         Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
---------------- -------------------------------------------------------------
 Check-the-Box    Invest in one or more of the following balanced Variable
 Option 2         Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
---------------- -------------------------------------------------------------
 Check-the-Box    Invest in the Cash Management Variable Portfolio
 Option 3
------------------------------------------------------------------------------


SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION -- BUILD-YOUR-OWN OPTION

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available DCA Fixed Accounts, as follows:


------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT              AND/OR DCA FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND,                  Minimum 20%      Cash Management
    CASH AND               Maximum 90%      Corporate Bond
    DCA FIXED                               Global Bond
    ACCOUNTS                                Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA
------------------------------------------------------------------------------------
 B. EQUITY**               Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. American
                                            Franchise
                                              Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock Fund,
                                              Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------



* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

**    Not all funds listed in the Equity group invest in equity markets.

How do my investment requirements impact my feature and contract?

Before you elect a Living Benefit, you and your financial representative should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.


The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.


We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.


If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.


We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" BELOW.


What are the factors used to calculate SunAmerica Income Plus and SunAmerica Income Builder?

The benefit offered by SunAmerica Income Plus and SunAmerica Income Builder is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 2 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 2 contract years, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.

SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.


FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Eligible Purchase Payments.


FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.


If you elect SUNAMERICA INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.


For example, if you elected SunAmerica Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you elected two Covered Persons and take cumulative withdrawals that are equal to 6.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.

If you elect SUNAMERICA INCOME BUILDER, the Income Credit is equal to 8% of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter.

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF

WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

What are the effects of withdrawals on SunAmerica Income Plus and SunAmerica Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?


The fee for SunAmerica Income Plus and SunAmerica Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, attaining a higher Anniversary Value or an addition of subsequent Eligible Purchase Payments will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?


You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                   AGE
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
             Joint Owners(1)                       45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected SunAmerica Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit will be included in determining any Income Base increase in that Benefit Year.

If you have elected SunAmerica Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER WORK?" ABOVE.


If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or


     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.


     3. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

---------------------------------------------------------
  CANCELLATION
     REQUEST                   CANCELLATION
    RECEIVED                  EFFECTIVE DATE
---------------------------------------------------------
    Years 1-5          5th Benefit Year Anniversary
---------------------------------------------------------
     Years 5+      Benefit Quarter Anniversary following
                  the receipt of the cancellation request
---------------------------------------------------------


Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel SunAmerica Income Plus or SunAmerica Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the SunAmerica Income Plus or SunAmerica Income Builder. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.


Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.


You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.


If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by SunAmerica Annuity and/or US Life to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

CERTAIN DEATH BENEFITS ARE EITHER NO LONGER OFFERED OR HAVE CHANGED SINCE FIRST BEING OFFERED. IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX G FOR DETAILS REGARDING THOSE FEATURES.


BENEFICIARY CONTINUATION PROGRAMS



EXTENDED LEGACY PROGRAM



The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The

Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.



We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.



If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.



There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.



We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.



If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.



5-YEAR SETTLEMENT OPTION



The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).



INHERITED ACCOUNT PROGRAM



The Inherited Account Program, if available, can allow a beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The beneficiary of the transferred contract becomes the Owner of the contract issued by us.



There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.



The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.



The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.



PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.

STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.


The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The mortality and expense risk charge and distribution expense charge is 1.65% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for four complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


-----------------------------------------------------------
------------------------------------ ----- ----- ----- ----
 YEAR SINCE PURCHASE PAYMENT
  RECEIPT                        1     2     3     4     5+
 WITHDRAWAL CHARGE               8%    7%    6%    5%    0%
------------------------------------ ----- ----- ----- ----


When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL LIVING BENEFIT FEES


The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives.


The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER LIVING BENEFIT FEE

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX
C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means

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

that the additional amount will generally be in the range of 1.50% to 6.25% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.


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                    PAYMENTS IN CONNECTION WITH DISTRIBUTION
                                   OF CONTRACT
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PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2011 in the Statement of Additional Information which is available upon request.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.


Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.


PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds with the exception of the Managed Allocation Portfolios. The Managed Allocation Portfolios, which are structured as Fund-of-Funds, are not subject to 12b-1 fees but indirectly bear the expenses of the Underlying Funds, including the 12b-1 fees, in which they invest. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.


If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first business day of the month following your 95th birthday. For contracts issued in the state of New York prior to April 30, 2012, we have extended the Accumulation Phase to the first business day of the month following your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.





PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT FEATURES.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE
INTERNAL REVENUE CODE ("IRC"), TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE, NOR DOES IT INCLUDE ALL THE FEDERAL TAX RULES THAT MAY AFFECT YOU AND YOUR CONTRACT. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES FROM A QUALIFIED TAX ADVISOR. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. FEDERAL INCOME TAX TREATMENT OF THE CONTRACT IS SOMETIMES UNCERTAIN AND CONGRESS, THE INTERNAL REVENUE SERVICE ("IRS") AND/OR THE COURTS MAY MODIFY TAX LAWS AND TREATMENT RETROACTIVELY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL


The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.



If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.



Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including

401(k) plans, and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS


Federal tax rules generally require that all Non-Qualified contracts issued after October 21, 1988 by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.



A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.


The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;


     - distributions from IRAs for qualifying higher education expenses or first home purchases;


     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA) contract. Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer;
(3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premiums (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or separate from service, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.


Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS


The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.



Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS


Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.



Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR


SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by SACS in connection with the distribution of the contracts.


THE COMPANY


SUNAMERICA ANNUITY


SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067-6121. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.

For details regarding name changes and redomestication of SunAmerica Annuity, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.


On December 31, 2012, SunAmerica Annuity intends to merge with and into American General Life Insurance Company ("AGL"), with AGL being the surviving insurance company. AGL is an affiliate of SunAmerica Annuity and is also an indirect, wholly owned subsidiary of American International Group, Inc. The merger transaction is subject to receipt of all required regulatory approvals, including the approvals of certain state insurance departments. In addition, we will file new registration statements with the Securities and Exchange Commission changing the issuer of your contract to AGL.



On the effective date of merger, the Separate Account will be a separate account of AGL, and the commitments under the contracts originally issued by SunAmerica Annuity will be those of AGL. Your rights and obligations under your contract will not change after the merger is complete.



US LIFE


The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its principal place of business is One World Financial Center, 200 Liberty Street, New York, New York 10281. US Life conducts life insurance and annuity business primarily in the state of New York.


Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("Merger"). Before the Merger, contracts in New York were issued by First SunAmerica. Upon the Merger, all contractual obligations of First SunAmerica became obligations of US Life.


The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

SunAmerica Annuity and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.


AIG is a leading international insurance organization serving customers in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States.



On September 22, 2008, AIG entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, a trust established for the sole benefit of the United States Department of Treasury (the "Department of the Treasury"), held all of the outstanding Series C Perpetual Convertible Participating Preferred Stock ("Series C Preferred Stock"). The Series C Preferred Stock was, to the extent permitted by law, entitled to vote on all matters with the AIG Common Stock and was entitled to approximately 79.8 percent of the voting power of AIG's shareholders entitled to vote on any particular matter. In addition, the United States Department of the Treasury held all of the outstanding AIG Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock and Series F Fixed Rated Non-Cumulative Perpetual Preferred Stock.



On January 14, 2011, AIG completed a series of integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under the FRBNY Credit Facility, and the facility was terminated. The Series C Preferred Stock was exchanged for AIG Common Stock which was transferred by the trust to the Department of the Treasury. The Series E and Series F Stock were exchanged for interests in certain special purpose entities.



As a result of the Recapitalization, AIG is controlled by the Department of Treasury. Immediately after the Recapitalization, the Department of the Treasury owned shares of AIG Common Stock representing approximately 92 percent of AIG Common Stock then outstanding. As a result of certain transactions since the Recapitalization, ownership of AIG Common Stock by the Department of Treasury has been reduced to approximately 70 percent. AIG understands that, subject to market conditions, the Department of the Treasury intends to dispose of its remaining ownership interest over time.



The transactions described above do not alter our obligations to you. More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.


OPERATION OF THE COMPANY


The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand.


The Company is exposed to market risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

SunAmerica Annuity established Variable Separate Account under Arizona law on January 1, 1996 when it assumed the

Separate Account, originally established under California law on June 25, 1981.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and AIG are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting Variable Separate Account and FS Variable Separate Account. Various lawsuits against SunAmerica Annuity and US Life have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of SunAmerica Annuity and US Life, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, these matters are not material in relation to the financial position of SunAmerica Annuity and US Life.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   CONTENTS OF

                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI is listed below.


Separate Account and the Company
General Account
Master-Feeder Structure
Information Regarding the Use of the
  Volatility Index ("VIX")
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements
  Separate Account Financial Statements
  The United States Life Insurance Company in the City of New York Financial
     Statements (for New York contracts only)
  SunAmerica Annuity and Life Assurance
     Company Financial Statements (for non-
     New York contracts)
  American International Group, Inc.
     Financial Information

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$9.245
                                                                                   (b)$9.046
          Ending AUV...........................................................    (a)$8.080
                                                                                   (b)$7.866
          Ending Number of AUs.................................................    (a)47,532
                                                                                   (b)826
-----------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.189
                                                                                   (b)$10.908
          Ending AUV...........................................................    (a)$10.026
                                                                                   (b)$9.717
          Ending Number of AUs.................................................    (a)50,447
                                                                                   (b)43
-----------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$10.805
                                                                                   (b)$10.579
          Ending AUV...........................................................    (a)$10.058
                                                                                   (b)$9.805
          Ending Number of AUs.................................................    (a)293,763
                                                                                   (b)1,370
-----------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$12.200
                                                                                   (b)$11.986
          Ending AUV...........................................................    (a)$10.056
                                                                                   (b)$9.837
          Ending Number of AUs.................................................    (a)1,480,635
                                                                                   (b)40,919
-----------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$10.079
                                                                                   (b)$9.895
          Ending AUV...........................................................    (a)$9.102
                                                                                   (b)$8.898
          Ending Number of AUs.................................................    (a)398,885
                                                                                   (b)28,827
-----------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.039
                                                                                   (b)$10.849
          Ending AUV...........................................................    (a)$9.567
                                                                                   (b)$9.362
          Ending Number of AUs.................................................    (a)745,046
                                                                                   (b)12,680
-----------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$12.072
                                                                                   (b)$11.745
          Ending AUV...........................................................    (a)$11.310
                                                                                   (b)$10.959
          Ending Number of AUs.................................................    (a)28,820
                                                                                   (b)0
-----------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.201
                                                                                   (b)$10.964
          Ending AUV...........................................................    (a)$10.675
                                                                                   (b)$10.388
          Ending Number of AUs.................................................    (a)90,062
                                                                                   (b)0
-----------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.224
                                                                                   (b)$10.988
          Ending AUV...........................................................    (a)$9.798
                                                                                   (b)$9.551
          Ending Number of AUs.................................................    (a)230,797
                                                                                   (b)3,852
-----------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$14.590
                                                                                   (b)$14.293
          Ending AUV...........................................................    (a)$11.735
                                                                                   (b)$11.446
          Ending Number of AUs.................................................    (a)588,419
                                                                                   (b)15,118
-----------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$10.361
                                                                                   (b)$10.131
          Ending AUV...........................................................    (a)$9.374
                                                                                   (b)$9.126
          Ending Number of AUs.................................................    (a)3,698
                                                                                   (b)0
-----------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$9.805
                                                                                   (b)$9.485
          Ending AUV...........................................................    (a)$9.662
                                                                                   (b)$9.306
          Ending Number of AUs.................................................    (a)379,558
                                                                                   (b)1,515
-----------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$13.837
                                                                                   (b)$13.592
          Ending AUV...........................................................    (a)$13.996
                                                                                   (b)$13.688
          Ending Number of AUs.................................................    (a)1,063,157
                                                                                   (b)32,170
-----------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$10.512
                                                                                   (b)$10.317
          Ending AUV...........................................................    (a)$9.269
                                                                                   (b)$9.057
          Ending Number of AUs.................................................    (a)856,148
                                                                                   (b)27,682
-----------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.210
                                                                                   (b)$10.942
          Ending AUV...........................................................    (a)$11.432
                                                                                   (b)$11.113
          Ending Number of AUs.................................................    (a)87,341
                                                                                   (b)0
-----------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$14.642
                                                                                   (b)$14.383
          Ending AUV...........................................................    (a)$10.200
                                                                                   (b)$9.976
          Ending Number of AUs.................................................    (a)327,384
                                                                                   (b)10,455
-----------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$10.139
                                                                                   (b)$9.921
          Ending AUV...........................................................    (a)$9.482
                                                                                   (b)$9.228
          Ending Number of AUs.................................................    (a)8,672
                                                                                   (b)0
-----------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$10.612
                                                                                   (b)$10.423
          Ending AUV...........................................................    (a)$8.218
                                                                                   (b)$8.037
          Ending Number of AUs.................................................    (a)1,891,341
                                                                                   (b)53,537
-----------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.129
                                                                                   (b)$10.862
          Ending AUV...........................................................    (a)$10.477
                                                                                   (b)$10.182
          Ending Number of AUs.................................................    (a)656,986
                                                                                   (b)20,867
-----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$9.988
                                                                                   (b)$9.759
          Ending AUV...........................................................    (a)$8.906
                                                                                   (b)$8.664
          Ending Number of AUs.................................................    (a)177,519
                                                                                   (b)7,528
-----------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.199
                                                                                   (b)$10.950
          Ending AUV...........................................................    (a)$9.592
                                                                                   (b)$9.319
          Ending Number of AUs.................................................    (a)13,305
                                                                                   (b)0
-----------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$12.971
                                                                                   (b)$12.725
          Ending AUV...........................................................    (a)$13.060
                                                                                   (b)$12.758
          Ending Number of AUs.................................................    (a)471,346
                                                                                   (b)12,649
-----------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$10.487
                                                                                   (b)$10.241
          Ending AUV...........................................................    (a)$8.470
                                                                                   (b)$8.236
          Ending Number of AUs.................................................    (a)109,047
                                                                                   (b)7,715
-----------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.492
                                                                                    (b)$11.297
          Ending AUV............................................................    (a)$11.973
                                                                                    (b)$11.719
          Ending Number of AUs..................................................    (a)824,710
                                                                                    (b)23,038
-----------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.204
                                                                                    (b)$10.962
          Ending AUV............................................................    (a)$9.589
                                                                                    (b)$9.311
          Ending Number of AUs..................................................    (a)29,823
                                                                                    (b)0
-----------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.825
                                                                                    (b)$9.559
          Ending AUV............................................................    (a)$9.549
                                                                                    (b)$9.249
          Ending Number of AUs..................................................    (a)736,200
                                                                                    (b)28,708
-----------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.030
                                                                                    (b)$12.775
          Ending AUV............................................................    (a)$11.069
                                                                                    (b)$10.806
          Ending Number of AUs..................................................    (a)591,446
                                                                                    (b)17,251
-----------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.437
                                                                                    (b)$11.113
          Ending AUV............................................................    (a)$11.077
                                                                                    (b)$10.717
          Ending Number of AUs..................................................    (a)292,217
                                                                                    (b)10,508
-----------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.775
                                                                                    (b)$10.565
          Ending AUV............................................................    (a)$8.308
                                                                                    (b)$8.111
          Ending Number of AUs..................................................    (a)121,633
                                                                                    (b)632
-----------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$8.914
                                                                                    (b)$8.726
          Ending AUV............................................................    (a)$6.904
                                                                                    (b)$6.725
          Ending Number of AUs..................................................    (a)41,854
                                                                                    (b)1,185
-----------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES*
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.667
                                                                                    (b)$12.345
          Ending AUV............................................................    (a)$10.853
                                                                                    (b)$10.518
          Ending Number of AUs..................................................    (a)8,327
                                                                                    (b)0
-----------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit
 * On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares Variable Portfolio was renamed Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$10.287
                                                                                   (b)$10.105
          Ending AUV...........................................................    (a)$9.108
                                                                                   (b)$8.908
          Ending Number of AUs.................................................    (a)900,238
                                                                                   (b)24,539
-----------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$10.624
                                                                                   (b)$10.444
          Ending AUV...........................................................    (a)$9.452
                                                                                   (b)$9.251
          Ending Number of AUs.................................................    (a)1,018,501
                                                                                   (b)34,034
-----------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$9.631
                                                                                   (b)$9.478
          Ending AUV...........................................................    (a)$8.359
                                                                                   (b)$8.191
          Ending Number of AUs.................................................    (a)497,844
                                                                                   (b)18,325
-----------------------------------------------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.940
                                                                                   (b)$11.776
          Ending AUV...........................................................    (a)$11.243
                                                                                   (b)$11.040
          Ending Number of AUs.................................................    (a)629,594
                                                                                   (b)2,805
-----------------------------------------------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.962
                                                                                   (b)$11.751
          Ending AUV...........................................................    (a)$10.166
                                                                                   (b)$9.943
          Ending Number of AUs.................................................    (a)99,664
                                                                                   (b)0
-----------------------------------------------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.797
                                                                                   (b)$11.621
          Ending AUV...........................................................    (a)$10.489
                                                                                   (b)$10.288
          Ending Number of AUs.................................................    (a)1,114,064
                                                                                   (b)18,125
-----------------------------------------------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$12.011
                                                                                   (b)$11.829
          Ending AUV...........................................................    (a)$10.932
                                                                                   (b)$10.719
          Ending Number of AUs.................................................    (a)1,171,855
                                                                                   (b)4,377
-----------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.355
                                                                                   (b)$11.141
          Ending AUV...........................................................    (a)$10.295
                                                                                   (b)$10.056
          Ending Number of AUs.................................................    (a)300,055
                                                                                   (b)7,948
-----------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.300
                                                                                   (b)$11.078
          Ending AUV...........................................................    (a)$10.107
                                                                                   (b)$9.866
          Ending Number of AUs.................................................    (a)952,691
                                                                                   (b)30,823
-----------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.046
                                                                                   (b)$10.820
          Ending AUV...........................................................    (a)$10.484
                                                                                   (b)$10.224
          Ending Number of AUs.................................................    (a)187,369
                                                                                   (b)8,241
-----------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$13.159
                                                                                   (b)$12.925
          Ending AUV...........................................................    (a)$11.100
                                                                                   (b)$10.855
          Ending Number of AUs.................................................    (a)237,658
                                                                                   (b)5,916
-----------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$13.442
                                                                                   (b)$12.901
          Ending AUV...........................................................    (a)$9.775
                                                                                   (b)$9.339
          Ending Number of AUs.................................................    (a)123,410
                                                                                   (b)9,083
-----------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$8.573
                                                                                   (b)$8.416
          Ending AUV...........................................................    (a)$8.180
                                                                                   (b)$7.996
          Ending Number of AUs.................................................    (a)743,450
                                                                                   (b)22,014
-----------------------------------------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.594
                                                                                   (b)$11.441
          Ending AUV...........................................................    (a)$11.812
                                                                                   (b)$11.606
          Ending Number of AUs.................................................    (a)1,020,017
                                                                                   (b)28,615
-----------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.256
                                                                                   (b)$11.052
          Ending AUV...........................................................    (a)$10.031
                                                                                   (b)$9.806
          Ending Number of AUs.................................................    (a)624,102
                                                                                   (b)18,449
-----------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$13.036
                                                                                   (b)$12.811
          Ending AUV...........................................................    (a)$10.939
                                                                                   (b)$10.704
          Ending Number of AUs.................................................    (a)1,232,094
                                                                                   (b)40,159
-----------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.172
                                                                                   (b)$10.911
          Ending AUV...........................................................    (a)$9.925
                                                                                   (b)$9.656
          Ending Number of AUs.................................................    (a)27,510
                                                                                   (b)329
-----------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$13.091
                                                                                   (b)$12.774
          Ending AUV...........................................................    (a)$12.286
                                                                                   (b)$11.939
          Ending Number of AUs.................................................    (a)53,719
                                                                                   (b)2,210
-----------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$12.874
                                                                                   (b)$12.648
          Ending AUV...........................................................    (a)$13.282
                                                                                   (b)$12.992
          Ending Number of AUs.................................................    (a)2,124,454
                                                                                   (b)68,572
-----------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
   US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     INCEPTION
                                                                                    TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.245
                                                                                    (b)$9.169
          Ending AUV............................................................    (a)$8.080
                                                                                    (b)$8.000
          Ending Number of AUs..................................................    (a)11,777
                                                                                    (b)16,286
-----------------------------------------------------------------------------------------------

ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.189
                                                                                    (b)$11.038
          Ending AUV............................................................    (a)$10.026
                                                                                    (b)$9.875
          Ending Number of AUs..................................................    (a)9
                                                                                    (b)776
-----------------------------------------------------------------------------------------------

AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.805
                                                                                    (b)$10.695
          Ending AUV............................................................    (a)$10.058
                                                                                    (b)$9.939
          Ending Number of AUs..................................................    (a)17,776
                                                                                    (b)685
-----------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.200
                                                                                    (b)$12.079
          Ending AUV............................................................    (a)$10.056
                                                                                    (b)$9.939
          Ending Number of AUs..................................................    (a)50,981
                                                                                    (b)45,662
-----------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.079
                                                                                    (b)$9.985
          Ending AUV............................................................    (a)$9.102
                                                                                    (b)$9.002
          Ending Number of AUs..................................................    (a)32,963
                                                                                    (b)6,577
-----------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.039
                                                                                    (b)$10.938
          Ending AUV............................................................    (a)$9.567
                                                                                    (b)$9.464
          Ending Number of AUs..................................................    (a)39,274
                                                                                    (b)16,510
-----------------------------------------------------------------------------------------------

ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.072
                                                                                    (b)$11.908
          Ending AUV............................................................    (a)$11.310
                                                                                    (b)$11.137
          Ending Number of AUs..................................................    (a)3,530
                                                                                    (b)9,865
-----------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
                                                                                    TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.201
                                                                                    (b)$11.098
          Ending AUV............................................................    (a)$10.675
                                                                                    (b)$10.560
          Ending Number of AUs..................................................    (a)1,517
                                                                                    (b)593
-----------------------------------------------------------------------------------------------

BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.224
                                                                                    (b)$11.082
          Ending AUV............................................................    (a)$9.798
                                                                                    (b)$9.658
          Ending Number of AUs..................................................    (a)6,643
                                                                                    (b)5,008
-----------------------------------------------------------------------------------------------

CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$14.590
                                                                                    (b)$14.408
          Ending AUV............................................................    (a)$11.735
                                                                                    (b)$11.569
          Ending Number of AUs..................................................    (a)12,406
                                                                                    (b)15,088
-----------------------------------------------------------------------------------------------

CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.361
                                                                                    (b)$10.267
          Ending AUV............................................................    (a)$9.374
                                                                                    (b)$9.274
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
-----------------------------------------------------------------------------------------------

CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.805
                                                                                    (b)$9.695
          Ending AUV............................................................    (a)$9.662
                                                                                    (b)$9.538
          Ending Number of AUs..................................................    (a)13
                                                                                    (b)0
-----------------------------------------------------------------------------------------------

CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.837
                                                                                    (b)$13.716
          Ending AUV............................................................    (a)$13.996
                                                                                    (b)$13.850
          Ending Number of AUs..................................................    (a)53,315
                                                                                    (b)29,093
-----------------------------------------------------------------------------------------------

DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.512
                                                                                    (b)$10.419
          Ending AUV............................................................    (a)$9.269
                                                                                    (b)$9.171
          Ending Number of AUs..................................................    (a)17,917
                                                                                    (b)24,468
-----------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
                                                                                    TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.210
                                                                                    (b)$11.098
          Ending AUV............................................................    (a)$11.432
                                                                                    (b)$11.300
          Ending Number of AUs..................................................    (a)3,058
                                                                                    (b)1,656
-----------------------------------------------------------------------------------------------

EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$14.642
                                                                                    (b)$14.502
          Ending AUV............................................................    (a)$10.200
                                                                                    (b)$10.085
          Ending Number of AUs..................................................    (a)16,392
                                                                                    (b)7,399
-----------------------------------------------------------------------------------------------

EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.139
                                                                                    (b)$10.038
          Ending AUV............................................................    (a)$9.482
                                                                                    (b)$9.372
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)1,104
-----------------------------------------------------------------------------------------------

FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.612
                                                                                    (b)$10.514
          Ending AUV............................................................    (a)$8.218
                                                                                    (b)$8.129
          Ending Number of AUs..................................................    (a)58,307
                                                                                    (b)62,250
-----------------------------------------------------------------------------------------------

FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.129
                                                                                    (b)$10.995
          Ending AUV............................................................    (a)$10.477
                                                                                    (b)$10.334
          Ending Number of AUs..................................................    (a)52,948
                                                                                    (b)17,743
-----------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.988
                                                                                    (b)$9.887
          Ending AUV............................................................    (a)$8.906
                                                                                    (b)$8.801
          Ending Number of AUs..................................................    (a)1,691
                                                                                    (b)0
-----------------------------------------------------------------------------------------------

FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.199
                                                                                    (b)$11.108
          Ending AUV............................................................    (a)$9.592
                                                                                    (b)$9.498
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
-----------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
                                                                                    TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.971
                                                                                    (b)$12.853
          Ending AUV............................................................    (a)$13.060
                                                                                    (b)$12.920
          Ending Number of AUs..................................................    (a)40,647
                                                                                    (b)7,053
-----------------------------------------------------------------------------------------------

GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.487
                                                                                    (b)$10.367
          Ending AUV............................................................    (a)$8.470
                                                                                    (b)$8.359
          Ending Number of AUs..................................................    (a)6,431
                                                                                    (b)7,237
-----------------------------------------------------------------------------------------------

GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.492
                                                                                    (b)$11.395
          Ending AUV............................................................    (a)$11.973
                                                                                    (b)$11.852
          Ending Number of AUs..................................................    (a)40,290
                                                                                    (b)19,612
-----------------------------------------------------------------------------------------------

GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.204
                                                                                    (b)$11.113
          Ending AUV............................................................    (a)$9.589
                                                                                    (b)$9.495
          Ending Number of AUs..................................................    (a)506
                                                                                    (b)0
-----------------------------------------------------------------------------------------------

GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.825
                                                                                    (b)$9.721
          Ending AUV............................................................    (a)$9.549
                                                                                    (b)$9.432
          Ending Number of AUs..................................................    (a)18,413
                                                                                    (b)22,268
-----------------------------------------------------------------------------------------------

GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.030
                                                                                    (b)$12.883
          Ending AUV............................................................    (a)$11.069
                                                                                    (b)$10.926
          Ending Number of AUs..................................................    (a)10,351
                                                                                    (b)22,459
-----------------------------------------------------------------------------------------------

HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.437
                                                                                    (b)$11.296
          Ending AUV............................................................    (a)$11.077
                                                                                    (b)$10.923
          Ending Number of AUs..................................................    (a)6,127
                                                                                    (b)2,499
-----------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
                                                                                    TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.775
                                                                                    (b)$10.684
          Ending AUV............................................................    (a)$8.308
                                                                                    (b)$8.225
          Ending Number of AUs..................................................    (a)1,654
                                                                                    (b)931
-----------------------------------------------------------------------------------------------

INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$8.914
                                                                                    (b)$8.832
          Ending AUV............................................................    (a)$6.904
                                                                                    (b)$6.829
          Ending Number of AUs..................................................    (a)20,755
                                                                                    (b)2,217
-----------------------------------------------------------------------------------------------

INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES*
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.667
                                                                                    (b)$12.549
          Ending AUV............................................................    (a)$10.853
                                                                                    (b)$10.733
          Ending Number of AUs..................................................    (a)2,808
                                                                                    (b)3,151
-----------------------------------------------------------------------------------------------

INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.287
                                                                                    (b)$10.191
          Ending AUV............................................................    (a)$9.108
                                                                                    (b)$9.008
          Ending Number of AUs..................................................    (a)13,812
                                                                                    (b)24,856
-----------------------------------------------------------------------------------------------

INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.624
                                                                                    (b)$10.535
          Ending AUV............................................................    (a)$9.452
                                                                                    (b)$9.357
          Ending Number of AUs..................................................    (a)17,639
                                                                                    (b)33,415
-----------------------------------------------------------------------------------------------

LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.631
                                                                                    (b)$9.559
          Ending AUV............................................................    (a)$8.359
                                                                                    (b)$8.282
          Ending Number of AUs..................................................    (a)11,079
                                                                                    (b)16,111
-----------------------------------------------------------------------------------------------

MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.940
                                                                                    (b)$11.883
          Ending AUV............................................................    (a)$11.243
                                                                                    (b)$11.171
          Ending Number of AUs..................................................    (a)31,417
                                                                                    (b)16,035
-----------------------------------------------------------------------------------------------





AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit
 * On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares Variable Portfolio was renamed Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
                                                                                    TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.962
                                                                                    (b)$11.881
          Ending AUV............................................................    (a)$10.166
                                                                                    (b)$10.079
          Ending Number of AUs..................................................    (a)7,306
                                                                                    (b)0
-----------------------------------------------------------------------------------------------

MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.797
                                                                                    (b)$11.730
          Ending AUV............................................................    (a)$10.489
                                                                                    (b)$10.412
          Ending Number of AUs..................................................    (a)17,788
                                                                                    (b)2,398
-----------------------------------------------------------------------------------------------

MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.011
                                                                                    (b)$11.942
          Ending AUV............................................................    (a)$10.932
                                                                                    (b)$10.850
          Ending Number of AUs..................................................    (a)44,285
                                                                                    (b)11,802
-----------------------------------------------------------------------------------------------

MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.355
                                                                                    (b)$11.236
          Ending AUV............................................................    (a)$10.295
                                                                                    (b)$10.170
          Ending Number of AUs..................................................    (a)6,946
                                                                                    (b)8,337
-----------------------------------------------------------------------------------------------

MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.300
                                                                                    (b)$11.173
          Ending AUV............................................................    (a)$10.107
                                                                                    (b)$9.977
          Ending Number of AUs..................................................    (a)18,117
                                                                                    (b)30,992
-----------------------------------------------------------------------------------------------

MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.046
                                                                                    (b)$10.924
          Ending AUV............................................................    (a)$10.484
                                                                                    (b)$10.351
          Ending Number of AUs..................................................    (a)4,075
                                                                                    (b)0
-----------------------------------------------------------------------------------------------

MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.159
                                                                                    (b)$13.047
          Ending AUV............................................................    (a)$11.100
                                                                                    (b)$10.987
          Ending Number of AUs..................................................    (a)5,242
                                                                                    (b)7,354
-----------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
                                                                                    TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.442
                                                                                    (b)$13.311
          Ending AUV............................................................    (a)$9.775
                                                                                    (b)$9.664
          Ending Number of AUs..................................................    (a)9,543
                                                                                    (b)7,508
-----------------------------------------------------------------------------------------------

REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$8.573
                                                                                    (b)$8.489
          Ending AUV............................................................    (a)$8.180
                                                                                    (b)$8.086
          Ending Number of AUs..................................................    (a)20,443
                                                                                    (b)27,357
-----------------------------------------------------------------------------------------------

REAL RETURN - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.594
                                                                                    (b)$11.606
          Ending AUV............................................................    (a)$11.812
                                                                                    (b)$11.804
          Ending Number of AUs..................................................    (a)28,427
                                                                                    (b)30,342
-----------------------------------------------------------------------------------------------

SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.256
                                                                                    (b)$11.149
          Ending AUV............................................................    (a)$10.031
                                                                                    (b)$9.919
          Ending Number of AUs..................................................    (a)10,076
                                                                                    (b)21,600
-----------------------------------------------------------------------------------------------

SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.036
                                                                                    (b)$12.907
          Ending AUV............................................................    (a)$10.939
                                                                                    (b)$10.812
          Ending Number of AUs..................................................    (a)35,418
                                                                                    (b)43,641
-----------------------------------------------------------------------------------------------

TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.172
                                                                                    (b)$11.037
          Ending AUV............................................................    (a)$9.925
                                                                                    (b)$9.789
          Ending Number of AUs..................................................    (a)945
                                                                                    (b)0
-----------------------------------------------------------------------------------------------

TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.091
                                                                                    (b)$12.920
          Ending AUV............................................................    (a)$12.286
                                                                                    (b)$12.106
          Ending Number of AUs..................................................    (a)2,211
                                                                                    (b)1,235
-----------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
                                                                                    TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.874
                                                                                    (b)$12.752
          Ending AUV............................................................    (a)$13.282
                                                                                    (b)$13.135
          Ending Number of AUs..................................................    (a)81,391
                                                                                    (b)63,837
-----------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION               STATES
-------------------------------------------------------------------- ----------------
 Administration Charge     Contract Maintenance Fee is $30.           New Mexico
-------------------------------------------------------------------- ----------------
 Administration Charge     Charge will be deducted pro-rata from      New York
                           Variable Portfolios only.                  Oregon
                                                                      Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Annuity Date              You may switch to the Income Phase any     Florida
                           time after your first contract
                           anniversary.
-------------------------------------------------------------------- ----------------
 Annuity Date              You may begin the Income Phase any time    New York
                           13 or more months after contract issue.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 65 or older on the          Arizona
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 60 or older on the          California
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 64 and under on the         Florida
                           contract issue date, the Free Look
                           period is 14 days and if you are age 65
                           and older on the contract issue date,
                           the Free Look period is 21 days.
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look period is 20 days.           Idaho
                                                                      North Dakota
                                                                      Rhode Island
                                                                      Texas
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look amount is calculated as      New York
                           the greater of (1) Purchase Payments or
                           (2) the value of your contract on the
                           day we receive your request in Good
                           Order at the Annuity Service Center.
-------------------------------------------------------------------- ----------------
 Minimum Contract Value    The minimum remaining contract value       Texas
                           after a partial withdrawal must be
                           $2,000.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0.50%     California
                           for Qualified contracts and 2.35% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Maine
                           Qualified contracts and 2.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Nevada
                           Qualified contracts and 3.5% for Non-
                           Qualified contracts based on contract
                           value when you begin the Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               For the first $500,000 in the contract,    South Dakota
                           we deduct premium tax charges of 0% for
                           Qualified contracts and 1.25% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase. For any amount in excess
                           of $500,000 in the contract, we deduct
                           front-end premium tax charges of 0% for
                           Qualified contracts and 0.80% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 1.0%      West Virginia
                           for Qualified contracts and 1.0% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Wyoming
                           Qualified contracts and 1.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Purchase Payment Age      The Purchase Payment Age Limit is the      Kentucky
 Limit                     later of six years after contract issue    Minnesota
                           or the Owner's 66th birthday               Oklahoma
                                                                      Texas
-------------------------------------------------------------------- ----------------
 Purchase Payment Age      The Purchase Payment Age Limit is the      Washington
 Limitation                later of two years after contract issue
                           or the Owner's 62nd birthday
-------------------------------------------------------------------- ----------------
 SunAmerica Income Plus,   Charge will be deducted pro-rata from      New York
 SunAmerica Income         Variable Portfolios only.                  Oregon
 Builder                                                              Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Transfer Privilege        Any transfer over the limit of 15 will     Pennsylvania
                           incur a $10 transfer fee.                  Texas
-------------------------------------------------------------------- ----------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             APPENDIX C - FORMULA FOR CALCULATING AND EXAMPLE OF THE
            SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

------------------------------------------------------------------------------------
                                                                           MAXIMUM
                                                                         ANNUALIZED
                                                                          FEE RATE
                                                                         DECREASE OR
                                                                          INCREASE
                                 INITIAL       MAXIMUM       MINIMUM        EACH
          NUMBER OF              ANNUAL        ANNUAL        ANNUAL        BENEFIT
       COVERED PERSONS          FEE RATE      FEE RATE      FEE RATE      QUARTER*
------------------------------------------------------------------------------------
 One Covered Person               1.10%         2.20%         0.60%       +/-0.25%
------------------------------------------------------------------------------------
 Two Covered Persons              1.35%         2.70%         0.60%       +/-0.25%
------------------------------------------------------------------------------------


* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX  20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

EXAMPLE

ASSUME YOU ELECT SUNAMERICA INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:

--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX         VALUE*       FEE RATE     FEE RATE**
--------------------------------------------------------------------
     1st          24.82          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     2nd          21.49          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     3rd          24.16          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     4th          19.44          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     5th          16.88         0.94%         0.94%        0.2350%
--------------------------------------------------------------------


* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

** The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

   IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:

--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX          VALUE       FEE RATE      FEE RATE
--------------------------------------------------------------------
     6th          20.00         1.10%         1.10%        0.2750%
--------------------------------------------------------------------
     7th          25.57         1.38%         1.35%        0.3375%
--------------------------------------------------------------------
     8th          30.22         1.61%         1.60%        0.4000%
--------------------------------------------------------------------
     9th          26.02         1.40%         1.40%        0.3500%
--------------------------------------------------------------------
    10th          22.83         1.24%         1.24%        0.3100%
--------------------------------------------------------------------
    11th          19.88         1.09%         1.09%        0.2725%
--------------------------------------------------------------------
    12th          20.60         1.13%         1.13%        0.2825%
--------------------------------------------------------------------
    13th          14.44         0.82%         0.88%        0.2200%
--------------------------------------------------------------------
    14th          13.41         0.77%         0.77%        0.1925%
--------------------------------------------------------------------
    15th          9.11          0.56%         0.60%        0.1500%
--------------------------------------------------------------------
    16th          16.30         0.92%         0.85%        0.2125%
--------------------------------------------------------------------


IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 1.38% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (14.44 - 20)]

     1.10% + [0.05% x (-5.56)]

     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (9.11 - 20)]

     1.10% + [0.05% x (-10.89)]

     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX, If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate how Purchase Payments invested and withdrawals taken from the contract affect the values and benefits of these living benefit features. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

The examples below assume election of SunAmerica Income Plus Income Option 1 (one Covered Person).

EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     - Benefit Effective Date = contract issue date

     - Initial Purchase Payment = $100,000

     - Covered Person = Owner age 67 on the Benefit Effective Date

     - Income Option 1 Maximum Annual Withdrawal Percentage = 6%


----------------------------------------------------------------------------------------------------------------
                                                                                                       MAXIMUM
                                PURCHASE      ELIGIBLE                                   INCOME        ANNUAL
                                PAYMENTS      PURCHASE      CONTRACT       INCOME        CREDIT      WITHDRAWAL
         VALUES AS OF           INVESTED      PAYMENTS        VALUE         BASE          BASE         AMOUNT
----------------------------------------------------------------------------------------------------------------
   Benefit Effective Date       $100,000      $100,000      $100,000      $100,000      $100,000       $6,000
----------------------------------------------------------------------------------------------------------------



     - Income Base = Initial Purchase Payment = $100,000

     - Income Credit Base = Initial Purchase Payment = $100,000

     - Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

          $100,000 x 6% = $6,000

EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     - Subsequent Purchase Payment invested in the first contract year =
       $150,000

     - Subsequent Purchase Payment invested in the second contract year =
       $275,000

     - Subsequent Purchase Payment invested in the third contract year = $10,000


     - No withdrawals taken in the first 3 contract years



-----------------------------------------------------------------------------------------------------------------------------------
                             PURCHASE          ELIGIBLE         INELIGIBLE          ASSUMED
                              PAYMENT          PURCHASE          PURCHASE          CONTRACT         ANNIVERSARY         INCOME
      VALUES AS OF           INVESTED          PAYMENTS          PAYMENTS            VALUE             VALUE             BASE
-----------------------------------------------------------------------------------------------------------------------------------
 Benefit Effective Date      $100,000          $100,000             $0             $100,000             --             $100,000
-----------------------------------------------------------------------------------------------------------------------------------
         Year 1              $150,000          $150,000             $0             $245,000             --             $250,000
-----------------------------------------------------------------------------------------------------------------------------------
    1st Anniversary             --                --                --             $270,000          $270,000          $270,000
-----------------------------------------------------------------------------------------------------------------------------------
         Year 2              $275,000          $250,000           $25,000          $545,000             --             $520,000
-----------------------------------------------------------------------------------------------------------------------------------
    2nd Anniversary             --                --                --             $580,000          $555,000          $555,000
-----------------------------------------------------------------------------------------------------------------------------------
         Year 3               $10,000             $0              $10,000          $587,000             --             $555,000
-----------------------------------------------------------------------------------------------------------------------------------
    3rd Anniversary             --                --                --             $625,000          $590,000          $590,000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------
                                                                  MAXIMUM
                              INCOME                              ANNUAL
                              CREDIT            INCOME          WITHDRAWAL
      VALUES AS OF             BASE             CREDIT            AMOUNT
-----------------------------------------------------------------------------
 Benefit Effective Date      $100,000             --              $6,000
-----------------------------------------------------------------------------
         Year 1              $250,000             --              $15,000
-----------------------------------------------------------------------------
    1st Anniversary          $270,000           $15,000           $16,200
-----------------------------------------------------------------------------
         Year 2              $520,000             --              $31,200
-----------------------------------------------------------------------------
    2nd Anniversary          $555,000           $31,200           $33,300
-----------------------------------------------------------------------------
         Year 3              $555,000             --              $33,300
-----------------------------------------------------------------------------
    3rd Anniversary          $590,000           $33,300           $35,400
-----------------------------------------------------------------------------



     Eligible Purchase Payments

       - First contract year = $250,000 ($100,000 + $150,000 = $250,000)

       - Second contract year = $250,000 (second year Purchase Payments are capped at 100% of Purchase Payments received in contract year 1)

     Ineligible Purchase Payments

       - Second contract year = $25,000 ($275,000 - $250,000 = $25,000)

       - Third contract year = $10,000 (Purchase Payments received after the second contract year are ineligible)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:


     - The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Eligible Purchase Payment is received.


       - In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to $15,000
         ($250,000 x 6%).

       - In year 2, the Income Base and Income Credit Base were increased to $520,000 ($270,000 + $250,000); and the MAWA was increased to $31,200
         ($520,000 x 6%).

       - In year 3, the Income Base and Income Credit Base remained the same at $555,000 ($555,000 + $0); and the MAWA remained the same at $33,300
         ($555,000 x 6%).

The values of the feature are impacted by attaining highest Anniversary Values as follows:

     - The Income Base and Income Credit Base are increased to the highest Anniversary Value on each anniversary if the contract value is greater than the current Income Base plus the Income Credit; and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the value of the Income Base.




       - On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000
         Income Credit); and the MAWA was increased to $16,200 ($270,000 x 6%).



       - On the 2nd anniversary, the Income Base and Income Credit Base were increased to $555,000 ($580,000 less Ineligible Purchase Payments of $25,000 = $555,000, which is greater than $520,000 + $31,200 Income
         Credit); and the MAWA was increased to $33,300 ($555,000 x 6%).



       - On the 3rd anniversary, the Income Base and Income Credit Base were increased to $590,000 ($625,000 less Ineligible Purchase Payments of $35,000 = $590,000, which is greater than $555,000 + $33,300 Income
         Credit) and the MAWA was increase to $35,400 ($590,000 x 6%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     - Withdrawals of 5% of Income Base taken in the fourth and fifth contract year


----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MAXIMUM
                                             ASSUMED                                   INCOME                      ANNUAL
                             WITHDRAWAL     CONTRACT     ANNIVERSARY     INCOME        CREDIT        INCOME      WITHDRAWAL
        VALUES AS OF            TAKEN         VALUE         VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------------------
      3rd Anniversary            --         $625,000      $590,000      $590,000      $590,000       $33,300       $35,400
----------------------------------------------------------------------------------------------------------------------------
          Year 4               $29,500      $595,500         --         $590,000      $590,000         --          $35,400
----------------------------------------------------------------------------------------------------------------------------
      4th Anniversary            --         $561,500      $526,500      $595,900      $590,000       $5,900        $35,754
----------------------------------------------------------------------------------------------------------------------------
          Year 5               $29,795      $531,705         --         $595,900      $590,000         --          $35,754
----------------------------------------------------------------------------------------------------------------------------
      5th Anniversary            --         $530,000      $495,000      $601,800      $590,000       $5,900        $36,108
----------------------------------------------------------------------------------------------------------------------------



     - In year 4, $29,500 was withdrawn ($590,000 x 5%)

     - In year 5, $29,795 was withdrawn ($595,900 x 5%)

The values of the feature are impacted by withdrawals taken as follows:

     - The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount (MAWA)

       - In year 4, $29,500 was withdrawn and is less than the MAWA of $35,400

       - In year 5, $29,795 was withdrawn and is less than the MAWA of $35,754

     - The Income Credit Percentage used to determine the amount of the Income Credit added on the 4th and 5th anniversaries was reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage)

Income Credit = $5,900 ($590,000 Income Credit Base x 1% Income Credit
                                   Percentage)

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of Eligible Purchase Payments and when the Income Base is increased to the highest Anniversary Value (as shown in Example 2 above).

EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:


     - Withdrawals of 8% of Income Base taken in the sixth and seventh contract year



-------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMED                                                   INCOME
                                WITHDRAWAL          CONTRACT         ANNIVERSARY           INCOME             CREDIT
        VALUES AS OF              TAKEN              VALUE              VALUE               BASE               BASE
-------------------------------------------------------------------------------------------------------------------------
      5th Anniversary               --              $530,000           $495,000           $601,800           $590,000
-------------------------------------------------------------------------------------------------------------------------
          Year 6                 $48,144            $481,856              --              $587,116           $575,604
-------------------------------------------------------------------------------------------------------------------------
      6th Anniversary               --              $490,000           $455,000           $587,116           $575,604
-------------------------------------------------------------------------------------------------------------------------
          Year 7                 $46,969            $443,031              --              $571,968           $560,753
-------------------------------------------------------------------------------------------------------------------------
      7th Anniversary               --              $450,000           $415,000           $571,968           $560,753
-------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------
                                                    MAXIMUM
                                                     ANNUAL
                                  INCOME           WITHDRAWAL
        VALUES AS OF              CREDIT             AMOUNT
----------------------------------------------------------------
      5th Anniversary             $5,900            $36,108
----------------------------------------------------------------
          Year 6                    --              $35,227
----------------------------------------------------------------
      6th Anniversary               $0              $35,227
----------------------------------------------------------------
          Year 7                    --              $34,318
----------------------------------------------------------------
      7th Anniversary               $0              $34,318
----------------------------------------------------------------



The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (MAWA) as follows:

     - The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA

       - In year 6, the reduction proportion is 2.44% ([$48,144 - $36,108] / [$530,000 - $36,108]); the reduced Income Base is $587,116 ($601,800 x
         [1 - 2.44%]); and the reduced Income Credit Base is $575,604 ($590,000 x [1 - 2.44%]).

       - In year 7, the reduction proportion is 2.58% ([$46,969 - $35,227] / [$490,000 - $35,227]); the reduced Income Base is $571,968 ($587,116 x
         [1 - 2.58%]); and the reduced Income Credit Base is $560,753 ($575,604 x [1 - 2.58%]).

     - The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     - The MAWA is recalculated based on the reduced Income Base.

EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     - Contract value as shown below and reduced to $0 in Year 11 due to market conditions

     - No withdrawals taken after the seventh contract year


-------------------------------------------------------------------------------------------------------------------------
                                 ASSUMED                                                   INCOME
                                 CONTRACT         ANNIVERSARY           INCOME             CREDIT             INCOME
        VALUES AS OF              VALUE              VALUE               BASE               BASE              CREDIT
-------------------------------------------------------------------------------------------------------------------------
      7th Anniversary            $450,000           $415,000           $571,968           $560,753              $0
-------------------------------------------------------------------------------------------------------------------------
      8th Anniversary            $250,000           $215,000           $605,613           $560,753           $33,645
-------------------------------------------------------------------------------------------------------------------------
      9th Anniversary            $150,000           $115,000           $639,258           $560,753           $33,645
-------------------------------------------------------------------------------------------------------------------------
     10th Anniversary            $50,000            $15,000            $672,903           $560,753           $33,645
-------------------------------------------------------------------------------------------------------------------------
          Year 11                   $0                 $0              $672,903           $560,753              --
-------------------------------------------------------------------------------------------------------------------------
     11th Anniversary               $0                 $0              $672,903           $560,753              --
-------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------
                                 MAXIMUM
                                  ANNUAL           PROTECTED
                                WITHDRAWAL           INCOME
        VALUES AS OF              AMOUNT            PAYMENT
----------------------------------------------------------------
      7th Anniversary            $34,318               --
----------------------------------------------------------------
      8th Anniversary            $36,337               --
----------------------------------------------------------------
      9th Anniversary            $38,355               --
----------------------------------------------------------------
     10th Anniversary            $40,374               --
----------------------------------------------------------------
          Year 11                $40,374               --
----------------------------------------------------------------
     11th Anniversary               --              $26,916
----------------------------------------------------------------



     - The Protected Income Payment of $26,916 ($672,903 x 4%) will be paid for the lifetime of the Covered Person.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX E - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



None of the Living Benefits described below are currently being offered.


TABLE OF CONTENTS
SunAmerica Income Plus.....................  E-1
SunAmerica Income Plus Fee.................  E-3
SunAmerica Income Builder..................  E-1
SunAmerica Income Builder Fee..............  E-3
MarketLock For Life........................  E-3
MarketLock For Life Plus Fee...............  E-6


SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER

If your contract was issued prior to January 23, 2012 and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefits, the following provisions are applicable to the feature you elected. All other SunAmerica Income Plus and SunAmerica Income Builder provisions discussed in the prospectus above apply to your elected feature except for the following:

Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments" and "Investment Requirements" are defined as follows:

     ELIGIBLE PURCHASE PAYMENTS


     Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, the Continuation Contribution, if any, is included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.


----------------------------------------------------------------------
    FIRST CONTRACT YEAR                SUBSEQUENT CONTRACT YEARS
----------------------------------------------------------------------
 100% of Purchase Payments         Purchase Payments received in
 Received                          contract years 2-5, capped at
                                   200% of Purchase Payments
                                   received in the first
                                   contract year
----------------------------------------------------------------------


     INVESTMENT REQUIREMENTS

     We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account ("Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE ANY INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" BELOW.

     The following Living Benefit Defined Terms do not apply to the SunAmerica Income Plus or SunAmerica Income Builder you elected: "Custom Allocation Income Option" and "Dynamic Allocation Income Option."


Under the question, "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" the income options under SunAmerica Income Plus and SunAmerica Income Builder are as follows:

SUNAMERICA INCOME PLUS


----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
     AND AGE OF          ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      6.0%       3.0%**       6.0%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        6.0%       4.0%         7.0%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.5%       3.0%***      5.5%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------



SUNAMERICA INCOME BUILDER


----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
     AND AGE OF          ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      5.5%       3.0%**       5.5%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.0%       3.0%***      5.0%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.0%       4.0%         6.0%        3.0%
----------------------------------------------------------------------



     * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

    ** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

   *** If Two Covered Persons are elected, the Protected Income Payment
       Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

Under the question, "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" the investment requirements under SunAmerica Income Plus or SunAmerica Income Builder are as follows:

Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus or SunAmerica Income Builder. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.

Your Flexible Allocation must comply with the investment requirements in one of four ways.

FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:

------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 Option 1         Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
---------------- -------------------------------------------------------------
 Option 2         Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
---------------- -------------------------------------------------------------
 Option 3         Invest in the Cash Management Variable Portfolio
------------------------------------------------------------------------------


FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:


------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    FIXED                  Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. American
                                            Franchise
                                              Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock Fund,
                                              Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------



* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

Under the question, "WHAT IS THE FEE FOR SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" the fee for

SunAmerica Income Plus or SunAmerica Income Builder is as follows:

What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?


The fee for SunAmerica Income Plus and SunAmerica Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to the addition of an Income Credit, attaining a higher Anniversary Value or the addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

MARKETLOCK FOR LIFE

MarketLock For Life is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the MarketLock For Life living benefit, the following provisions apply.

How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

What determines the amount I can receive each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday        5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR SURVIVING       MAXIMUM ANNUAL
                 COVERED PERSON AT                       WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday      4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------


Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:

------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 1                Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
---------------- -------------------------------------------------------------
 2                Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
---------------- -------------------------------------------------------------
 3                Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------
 4                In accordance with the requirements outlined in the table
                  below:
------------------------------------------------------------------------------




------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    FIXED                  Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. American
                                            Franchise
                                              Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock Fund,
                                              Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------



* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

What are the factors used to calculate MarketLock For Life?

The benefit offered by MarketLock For Life is calculated by considering the factors described below:

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 5 contract years, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments.

ELIGIBLE PURCHASE PAYMENTS

----------------------------------------------------------------------
    FIRST CONTRACT YEAR                SUBSEQUENT CONTRACT YEARS
----------------------------------------------------------------------
 100% of Purchase Payments         Purchase Payments received in
 Received                          contract years 2-5, capped at
                                   100% of Purchase Payments
                                   received in the first
                                   contract year
----------------------------------------------------------------------


SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.

How can the Income Base be increased?

On each Benefit Year Anniversary during the Income Base Evaluation Period, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base.

Increases to your Income Base occur on Benefit Year Anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

What is the fee for MarketLock For Life?


The fee for MarketLock For Life is calculated as a percentage of the Income Base and deducted quarterly from your contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. The fee depends on whether you elect to cover one life or two lives. The fee is as follows:


--------------------------------------------------------
         NUMBER OF
      COVERED PERSONS              ANNUAL FEE RATE
--------------------------------------------------------
 For One Covered Person          0.70% of Income Base
--------------------------------------------------------
 For Two Covered Persons         0.95% of Income Base
--------------------------------------------------------


An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata charge is calculated by multiplying the fee by the number of days between the date the prior fee was last assessed and the date of surrender divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.


Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals. Excess Withdrawals may significantly reduce the value of or terminate the feature.


The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "WHAT ARE THE FACTORS USED TO CALCULATE MARKETLOCK FOR LIFE?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.

Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.

ALL REFERENCES TO "LIVING BENEFIT" BELOW REFER  TO MARKETLOCK FOR LIFE.

When and how may I elect a Living Benefit?


You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                   AGE
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
             Joint Owners(1)                       45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period, the Continuing Spouse will continue to receive any increases to the Income Base for the duration of the Income Base Evaluation Period, while the contract value is greater than zero. The Continuing Spouse will also be eligible to elect to extend the Income Base Evaluation Period, upon expiration of the applicable period.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or,

     3. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

--------------------------------------------------------
    CANCELLATION REQUEST
          RECEIVED           CANCELLATION EFFECTIVE DATE
--------------------------------------------------------
 Years 1-5                   5th Benefit Year
                             Anniversary
--------------------------------------------------------
 Years 6-10                  10th Benefit Year
                             Anniversary
--------------------------------------------------------
 Years 10+                   Benefit Year Anniversary
                             following the receipt of
                             the cancellation request
--------------------------------------------------------


Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation. If you cancelled MarketLock For Life, you may not extend the Income Base Evaluation Period.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Year in which the cancellation occurs, on the Benefit Year Anniversary. Thereafter, the fee will no longer be charged.

If you cancelled MarketLock For Life, the surviving Covered Person may not extend the Income Base Evaluation Period. The surviving Covered Person may no longer re-elect or reinstate the Living Benefit after cancellation.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS? below"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.


Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.


Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX F - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to January 23, 2012, please see Appendix G for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

The following details the standard and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.


We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date.


The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.

A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death

Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received since that contract anniversary; and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX G - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH

             BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Combination HV & Roll-Up death benefit is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the optional Combination HV & Roll-Up death benefit, the following provisions are applicable to the benefit you elected.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT



If you elected the Combination HV & Roll-Up death benefit, you may not elect any available Fixed Accounts and you cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit may only have been elected prior to your 76th birthday at contract issue. It was not available for election in New York and Washington.


The death benefit is the greatest of:

     1. Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, plus Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          a. 15 years after the contract date; or

          b. The day before your 80th birthday; or

          c. The date of death,

       adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the original Owner elected the optional Combination HV& Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1. Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          a. 15 years after the contract date; or

          b. The day before the Continuing Spouse's 80th birthday; or

          c. The Continuing Spouse's date of death,

       adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.

  Please forward a copy (without charge) of the Polaris Choice IV Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ---------------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to:  Issuing Company ------------------------------------------
  Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH


                            VARIABLE SEPARATE ACCOUNT

                       POLARIS CHOICE IV VARIABLE ANNUITY




This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated April 30, 2012, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:




                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


                                 April 30, 2012

                                TABLE OF CONTENTS


                                                                   PAGE
                                                                   ----
Separate Account and the Company.................................    3

General Account..................................................    4

Master-Feeder Structure..........................................    5

Information Regarding the Use of the Volatility Index ("VIX")....    6

Performance Data ................................................    7

Annuity Income Payments .........................................   10

Annuity Unit Values .............................................   11

Taxes............................................................   14

Broker-Dealer Firms Receiving Revenue Sharing Payments ..........   24

Distribution of Contracts........................................   25

Financial Statements.............................................   25

   Separate Account Financial Statements.........................   25

   SunAmerica Annuity and Life Assurance Company Financial
      Statements.................................................   25

   American International Group, Inc. Financial Information......   26

                        SEPARATE ACCOUNT AND THE COMPANY
                        --------------------------------

     Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company ("Company"). These were name changes only and did not affect the substance of any contract.

     The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable Annuity Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable Annuity Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Annuity Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Annuity Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Annuity Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Annuity Income Payments).

                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the DCA accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                            MASTER-FEEDER STRUCTURE
                            -----------------------

The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management Corp. ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the Underlying Fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

   o Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

   o Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.


          INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard
& Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.

                                PERFORMANCE DATA
                                ----------------

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

CASH MANAGEMENT PORTFOLIO

     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

          Base Period Return = (EV-SV-CMF)/(SV)

          where:

          SV     =   value of one Accumulation Unit at the start of a 7 day
                     period

          EV     =   value of one Accumulation Unit at the end of the 7 day
                     period

          CMF    =   an allocated portion of the $50 annual contract maintenance fee, prorated for 7 days

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in value of your investment.


OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

     The total returns since each Variable Portfolio's inception date, for a 1-year period and, if applicable, for a 5-year period, are shown on the following pages, both with and without an assumed complete redemption at the end of the stated period.


These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

POLARIS PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The Separate Account also computes "total return" data for each of the Polaris Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Polaris Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date. The model inception date is the date when the model was first offered for investment.

                            ANNUITY INCOME PAYMENTS
                            -----------------------

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

     The initial Annuity Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Annuity Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Annuity Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Annuity Income Payment. The number of Annuity Units determined for the first variable Annuity Income Payment remains constant for the second and subsequent monthly variable Annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is the same as that determined above for the first monthly payment.

     For variable Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Annuity Income Payment is due.

                               ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Annuity Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Annuity Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Annuity Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Annuity Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Annuity Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Annuity Income Payment date is $13.327695.

     P's first variable Annuity Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Annuity Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

              First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Annuity Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

     P's second variable Annuity Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 43.203812 x $13.327695 = $575.81

     The third and subsequent variable Annuity Income Payments are computed in a manner similar to the second variable Annuity Income Payment.

     Note that the amount of the first variable Annuity Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Annuity Income Payments.

                                     TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the

Contracts should seek competent financial advice about the tax consequences of any distributions.


On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions, designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs, designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     -    after attainment of age 59 1/2;

     -    when paid to your beneficiary after you die;

     -    after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     -    dividends paid with respect to stock of a corporation described in IRC
          Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     -    distributions from IRAs for higher education expenses;

     -    distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply; and

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS


The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.


TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a contract or custodial account in a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS


The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2012 is the lesser of 100% of includible compensation or $17,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2012 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2012 may not exceed the lesser of $50,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2012 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2012. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2012 of less than $92,000, your contribution may be fully deductible; if your income is between $92,000 and $112,000, your contribution may be partially deductible and if your income is $112,000 or more, your contribution may not be deductible. If you are single and your income in 2012 is less than $58,000, your contribution may be fully deductible; if your income is between $58,000 and $68,000, your contribution may be partially deductible and if your income is $68,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2012 is between $173,000 and $183,000, your contribution may be partially deductible.


(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2012 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2012. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2012 is less than:
$173,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan if certain conditions are met. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2011, from SunAmerica Annuity and Life Assurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.



BancWest Investment Services, Inc.
CCO Investment Services Corporation
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Financial Network Investment Corporation
FSC Securities Corp.
Infinex Investments, Inc.
ING Financial Partners, Inc.
Janney Montgomery Scott LLC.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
UBS Financial Services Inc.
U.S. Bancorp Investments, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                  MARKETING EXPENSE PAYMENTS TO AMERICAN FUNDS

Pursuant to an agreement between the Company, Capital Research and Management Company and American Funds Distributors, Inc. ("AFD"), the Company will pay to AFD a marketing expense allowance for AFD's marketing assistance equal to 0.16% of Purchase Payments invested in Underlying Funds of American Funds Insurance Series. This expense is not paid directly by contract Owners.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS
                              --------------------


The following financial statements of Variable Separate Account and consolidated financial statements of SunAmerica Annuity and Life Assurance Company are included in this Statement of Additional Information:

Variable Separate Account Financial Statements:

     -   Report of Independent Registered Public Accounting Firm

     -   Statements of Assets and Liabilities, December 31, 2011

     -   Schedules of Portfolio Investments, December 31, 2011

     -   Statements of Operations, for the year ended December 31, 2011

     -   Statements of Changes in Net Assets, for the year ended December 31,
         2011

     - Statements of Changes in Net Assets, for the year ended December 31, 2010, except as indicated

     -   Notes to Financial Statements

SunAmerica Annuity and Life Assurance Company Financial Statements:

     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheets - December 31, 2011 and 2010

     - Consolidated Statements of Income (Loss) - Years Ended December 31, 2011, 2010 and 2009

     - Consolidated Statements of Comprehensive Income (Loss) - Years Ended December 31, 2011, 2010 and 2009

     - Consolidated Statements of Shareholder's Equity - Years Ended December 31, 2011, 2010 and 2009

     - Consolidated Statements of Cash Flows - Years Ended December 31, 2011, 2010 and 2009

     -   Notes to Consolidated Financial Statements


The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION


On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement.

The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting incorporated into this Statement of Additional Information by reference to American International Group's Annual Report on Form 10-K filed on February 23, 2012, for the year ended December 31, 2011, have been so incorporated in reliance upon the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

American International Group, Inc. does not underwrite any insurance policy referenced herein.

The consolidated financial statements of AIA Group Limited incorporated into this Statement of Additional Information by reference to American International Group's Amendment No. 1 on Form 10-K/A have been so incorporated in reliance upon the report of PricewaterhouseCoopers, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                           VARIABLE SEPARATE ACCOUNT

                                       OF

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2011 AND 2010

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2011 AND 2010

                                    CONTENTS

Report of Independent Registered Public Accounting Firm                                   1
Statements of Assets and Liabilities, December 31, 2011                                   2
Schedules of Portfolio Investments, December 31, 2011                                    34
Statements of Operations, for the year ended December 31, 2011                           36
Statements of Changes in Net Assets, for the year ended December 31, 2011                54
Statements of Changes in Net Assets, for the year ended December 31, 2010, except as
 indicated                                                                               72
Notes to Financial Statements                                                            90

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of SunAmerica Annuity and Life Assurance Company and the Contractholders of its separate account, Variable Separate Account:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account (the "Separate Account"), a separate account of SunAmerica Annuity and Life Assurance Company, at December 31, 2011, and the results of their operations for the year then ended and the changes in each of their net assets for the periods indicated in each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodians and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 25, 2012

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011


                               Asset           Capital       Government and                     Natural
                            Allocation      Appreciation      Quality Bond       Growth        Resources
                             Portfolio        Portfolio        Portfolio        Portfolio      Portfolio
                             (Class 1)        (Class 1)        (Class 1)        (Class 1)      (Class 1)
                           -------------------------------------------------------------------------------
Assets:

 Investments in Trusts,
  at net asset value       $ 126,687,967    $ 262,968,434    $ 130,486,125    $ 84,129,487    $ 61,850,374

Liabilities:                           -                -                -               -               -
                           -------------------------------------------------------------------------------

Net assets:                $ 126,687,967    $ 262,968,434    $ 130,486,125    $ 84,129,487    $ 61,850,374
                           ===============================================================================

 Accumulation units        $ 124,617,126    $ 261,543,232    $ 129,588,726    $ 83,543,958    $ 61,646,705

 Contracts in payout
  (annuitization) period       2,070,841        1,425,202          897,399         585,529         203,669
                           -------------------------------------------------------------------------------

  Total net assets         $ 126,687,967    $ 262,968,434    $ 130,486,125    $ 84,129,487    $ 61,850,374
                           ===============================================================================

Accumulation units
 outstanding                   4,606,167        5,559,287        6,242,049       2,722,805       1,334,816
                           ===============================================================================


                                  Asset          Capital      Government and                    Natural
                               Allocation     Appreciation     Quality Bond      Growth        Resources
                                Portfolio      Portfolio        Portfolio       Portfolio      Portfolio
                                (Class 2)      (Class 2)        (Class 2)       (Class 2)      (Class 2)
                               ---------------------------------------------------------------------------

Assets:

Investments in
 Trusts, at net asset value    $ 9,754,826    $ 50,722,731    $ 59,710,741    $ 26,217,903    $ 13,926,958

Liabilities:                             -               -               -               -               -
                               ---------------------------------------------------------------------------

Net assets:                    $ 9,754,826    $ 50,722,731    $ 59,710,741    $ 26,217,903    $ 13,926,958
                               ===========================================================================

 Accumulation units            $ 9,718,927    $ 50,609,559    $ 59,668,633    $ 26,205,626    $ 13,926,958

 Contracts in payout
 (annuitization) period             35,899         113,172          42,108          12,277               -
                               ---------------------------------------------------------------------------

  Total net assets             $ 9,754,826    $ 50,722,731    $ 59,710,741    $ 26,217,903    $ 13,926,958
                               ===========================================================================

Accumulation units
 outstanding                       362,705       1,074,162       2,894,272         863,723         306,705
                               ===========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)


                            Asset           Capital        Government and                       Natural
                         Allocation       Appreciation      Quality Bond       Growth          Resources
                          Portfolio        Portfolio         Portfolio        Portfolio        Portfolio
                          (Class 3)        (Class 3)         (Class 3)        (Class 3)        (Class 3)
                        ----------------------------------------------------------------------------------

Assets:

Investments in Trusts,
at net asset value      $   29,785,008   $  377,129,549   $  607,330,250    $ 112,152,534    $ 126,949,654

Liabilities:                         -                -                -                -                -
                        ----------------------------------------------------------------------------------

Net assets:             $   29,785,008   $  377,129,549   $  607,330,250    $ 112,152,534    $ 126,949,654
                        ==================================================================================

 Accumulation units     $   29,551,430   $  377,084,918   $  607,172,735    $ 112,123,315    $ 126,939,372

 Contracts in payout
  (annuitization) period       233,578           44,631          157,515           29,219           10,282
                        ----------------------------------------------------------------------------------

  Total net assets      $   29,785,008   $  377,129,549   $  607,330,250   $ 112,152,534    $ 126,949,654
                        ==================================================================================

Accumulation units
 outstanding                 1,411,518       12,477,127       33,622,521        4,240,566        4,279,355
                        ==================================================================================



                             Aggressive       Alliance                       Blue Chip       Capital
                              Growth           Growth         Balanced        Growth         Growth
                             Portfolio        Portfolio       Portfolio      Portfolio      Portfolio
                             (Class 1)        (Class 1)       (Class 1)      (Class 1)      (Class 1)
                            ---------------------------------------------------------------------------

Assets:

Investments in Trusts,
at net asset value          $ 25,562,835    $ 159,262,670    $ 44,378,775    $ 8,492,720    $ 5,501,152

Liabilities:                           -                -               -              -              -
                            ---------------------------------------------------------------------------

Net assets:                 $ 25,562,835    $ 159,262,670    $ 44,378,775    $ 8,492,720    $ 5,501,152
                            ===========================================================================

 Accumulation
  units                     $ 25,241,988    $ 158,255,040    $ 43,999,836    $ 8,461,546    $ 5,468,587

 Contracts in payout
  (annuitization) period         320,847        1,007,630         378,939         31,174         32,565
                            ---------------------------------------------------------------------------

Total net
 assets                     $ 25,562,835    $ 159,262,670    $ 44,378,775    $ 8,492,720    $ 5,501,152
                            ===========================================================================

Accumulation units
 outstanding                   1,999,119        5,058,971       2,673,699      1,414,787        755,156
                            ===========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                Cash          Corporate      Davis Venture    "Dogs" of Wall    Emerging
                             Management         Bond            Value            Street          Markets
                             Portfolio        Portfolio       Portfolio         Portfolio       Portfolio
                             (Class 1)        (Class 1)       (Class 1)         (Class 1)       (Class 1)
                            ------------------------------------------------------------------------------

Assets:

Investments in Trusts,
 at net asset value         $ 61,353,836    $ 102,171,318    $ 401,886,328    $ 22,214,939    $ 40,942,718

Liabilities:                           -                -                -               -               -
                            ------------------------------------------------------------------------------

Net assets:                 $ 61,353,836    $ 102,171,318    $ 401,886,328    $ 22,214,939    $ 40,942,718
                            ==============================================================================

 Accumulation
   units                    $ 61,045,155    $ 101,442,496    $ 399,632,531    $ 22,037,407    $ 40,810,481

 Contracts in payout
  (annuitization) period         308,681          728,822        2,253,797         177,532         132,237
                            ------------------------------------------------------------------------------

 Total net
   assets                   $ 61,353,836    $ 102,171,318    $ 401,886,328    $ 22,214,939    $ 40,942,718
                            ==============================================================================

Accumulation
 units outstanding             4,708,811        4,085,475       11,938,830       1,613,389       2,415,129
                            ==============================================================================

                             Equity         Fundamental       Global         Global           Growth
                          Opportunities       Growth           Bond         Equities       Opportunities
                            Portfolio        Portfolio       Portfolio      Portfolio        Portfolio
                            (Class 1)        (Class 1)       (Class 1)      (Class 1)        (Class 1)
                          ------------------------------------------------------------------------------

Assets:

Investments in Trusts,
 at net asset value       $   28,482,694    $ 39,860,782    $ 50,020,778    $ 50,103,995    $ 11,308,089

Liabilities:                           -               -               -               -               -
                          ------------------------------------------------------------------------------

Net assets:               $   28,482,694    $ 39,860,782    $ 50,020,778    $ 50,103,995    $ 11,308,089
                          ==============================================================================

  Accumulation
  units                   $   28,237,093    $ 39,591,003    $ 49,806,562    $ 49,892,197    $ 11,258,242

 Contracts in payout
  (annuitization) period         245,601         269,779         214,216         211,798          49,847
                          ------------------------------------------------------------------------------

   Total net assets       $   28,482,694    $ 39,860,782    $ 50,020,778    $ 50,103,995    $ 11,308,089
                          ==============================================================================

Accumulation
 units outstanding             1,549,642       2,378,603       2,119,001       2,684,263       1,924,462
                          ==============================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                           DECEMBER 31, 2011
                                  (continued)



                                                High-        International   International
                              Growth-           Yield         Diversified     Growth and
                              Income            Bond           Equities         Income
                             Portfolio        Portfolio       Portfolio       Portfolio
                             (Class 1)        (Class 1)       (Class 1)       (Class 1)
                            --------------------------------------------------------------

Assets:

Investments in Trusts,
 at net asset value         $ 135,730,629    $ 69,866,750    $ 40,914,617    $ 43,948,329

Liabilities:                            -               -               -               -
                            -------------------------------------------------------------

Net assets:                 $ 135,730,629    $ 69,866,750    $ 40,914,617    $ 43,948,329
                            =============================================================

 Accumulation units         $ 134,482,266    $ 69,485,311    $ 40,560,931    $ 43,633,257

 Contracts in payout
  (annuitization) period        1,248,363         381,439         353,686         315,072
                            -------------------------------------------------------------

    Total net assets        $ 135,730,629    $ 69,866,750    $ 40,914,617    $ 43,948,329
                            =============================================================

Accumulation
 units outstanding              4,760,855       3,066,011       3,630,505       3,694,417
                            =============================================================


                              Marsico       Massachusetts
                              Focused        Investors        MFS Total        Mid-Cap          Real
                               Growth          Trust           Return          Growth          Estate        Technology
                             Portfolio       Portfolio        Portfolio       Portfolio       Portfolio      Portfolio
                             (Class 1)       (Class 1)        (Class 1)       (Class 1)       (Class 1)      (Class 1)
                            --------------------------------------------------------------------------------------------

Assets:

Investments in Trusts,
 at net asset value         $ 13,591,254    $ 49,597,158    $ 153,695,095    $ 35,043,178    $ 33,576,000    $ 8,920,359

Liabilities:                           -               -                -               -               -              -
                            --------------------------------------------------------------------------------------------

Net assets:                 $ 13,591,254    $ 49,597,158    $ 153,695,095    $ 35,043,178    $ 33,576,000    $ 8,920,359
                            ============================================================================================

  Accumulation units        $ 13,552,678    $ 49,339,705    $ 152,951,101    $ 34,838,899    $ 33,390,304    $ 8,896,541

   Contracts in payout
    (annuitization) period        38,576         257,453          743,994         204,279         185,696         23,818
                            --------------------------------------------------------------------------------------------

       Total net assets     $ 13,591,254    $ 49,597,158    $ 153,695,095    $ 35,043,178    $ 33,576,000    $ 8,920,359
                            ============================================================================================

Accumulation
 units outstanding             1,183,856       2,223,359        5,513,417       3,150,103       1,419,027      3,930,256
                            ============================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                              Total
                             Telecom         Return        Aggressive      Alliance
                             Utility          Bond          Growth          Growth
                            Portfolio       Portfolio      Portfolio       Portfolio
                            (Class 1)       (Class 1)      (Class 2)       (Class 2)
                           -----------------------------------------------------------

Assets:

Investments in Trusts,
 at net asset value        $ 16,911,434    $ 71,432,521    $ 3,258,203    $ 22,661,038

Liabilities:                          -               -              -               -
                           -----------------------------------------------------------

Net assets:                $ 16,911,434    $ 71,432,521    $ 3,258,203    $ 22,661,038
                           ===========================================================

  Accumulation units       $ 16,729,791    $ 70,883,510    $ 3,257,839    $ 22,647,011

  Contracts in payout
   (annuitization) period       181,643         549,011            364          14,027
                           -----------------------------------------------------------

       Total net assets    $ 16,911,434    $ 71,432,521    $ 3,258,203    $ 22,661,038
                           ===========================================================

Accumulation
 units outstanding             996,622        2,573,355        259,544         731,288
                           ===========================================================


                                                                                                            Davis
                                            Blue Chip       Capital          Cash          Corporate       Venture
                              Balanced       Growth         Growth         Management        Bond           Value
                             Portfolio      Portfolio      Portfolio       Portfolio       Portfolio      Portfolio
                             (Class 2)      (Class 2)      (Class 2)       (Class 2)       (Class 2)      (Class 2)
                            -----------------------------------------------------------------------------------------

Assets:

Investments in Trusts,
 at net asset value         $ 7,315,909    $ 3,100,051    $ 2,105,184    $ 20,728,242    $ 30,470,985    $ 64,611,242

Liabilities:                          -              -              -               -               -               -
                            -----------------------------------------------------------------------------------------

Net assets:                 $ 7,315,909    $ 3,100,051    $ 2,105,184    $ 20,728,242    $ 30,470,985    $ 64,611,242
                            =========================================================================================

  Accumulation units        $ 7,315,909    $ 3,100,051    $ 2,105,184    $ 20,675,819    $ 30,401,531    $ 64,592,696

 Contracts in payout
  (annuitization) period              -              -              -          52,423          69,454          18,546
                            -----------------------------------------------------------------------------------------

       Total net assets     $ 7,315,909    $ 3,100,051    $ 2,105,184    $ 20,728,242    $ 30,470,985    $ 64,611,242
                            =========================================================================================

Accumulation
 units outstanding              443,648        529,797        294,473       1,616,873       1,241,705       1,944,351
                            =========================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)


                             "Dogs" of       Emerging        Equity        Foreign
                            Wall Street      Markets      Opportunities     Value
                             Portfolio      Portfolio       Portfolio     Portfolio
                             (Class 2)      (Class 2)       (Class 2)     (Class 2)
                            ---------------------------------------------------------

Assets:

  Investments in Trusts,
    at net asset value      $ 6,473,714    $ 7,751,701    $ 5,540,615    $ 25,454,553

Liabilities:                          -              -              -               -
                            ---------------------------------------------------------

Net assets:                 $ 6,473,714    $ 7,751,701    $ 5,540,615    $ 25,454,553
                            =========================================================

  Accumulation units        $ 6,473,714    $ 7,751,587    $ 5,540,615    $ 25,449,535

  Contracts in payout
   (annuitization) period             -            114              -           5,018
                            ---------------------------------------------------------

       Total net assets     $ 6,473,714    $ 7,751,701    $ 5,540,615    $ 25,454,553
                            =========================================================

Accumulation
 units outstanding              478,507        467,069        307,336       1,727,533
                            =========================================================

                            Fundamental       Global         Global          Growth         Growth       High-Yield
                              Growth           Bond         Equities      Opportunities     -Income         Bond
                             Portfolio       Portfolio      Portfolio       Portfolio      Portfolio      Portfolio
                             (Class 2)       (Class 2)      (Class 2)       (Class 2)      (Class 2)      (Class 2)
                            ----------------------------------------------------------------------------------------

Assets:

  Investments in Trusts,
   at net asset value       $ 2,606,634    $ 11,970,760    $ 6,142,356    $ 4,136,876    $ 9,220,072    $ 15,901,198

Liabilities:                          -               -              -              -              -               -
                            ----------------------------------------------------------------------------------------

Net assets:                 $ 2,606,634    $ 11,970,760    $ 6,142,356    $ 4,136,876    $ 9,220,072    $ 15,901,198
                            ========================================================================================

  Accumulation units        $ 2,606,634    $ 11,970,760    $ 6,104,924    $ 4,136,876    $ 9,219,329    $ 15,862,569

  Contracts in payout
   (annuitization) period             -               -         37,432              -            743          38,629
                            ----------------------------------------------------------------------------------------

       Total net assets     $ 2,606,634    $ 11,970,760    $ 6,142,356    $ 4,136,876    $ 9,220,072    $ 15,901,198
                            ========================================================================================

Accumulation
 units outstanding              158,290         514,634        333,190        716,500        327,138         712,383
                            ========================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                                               MFS
                            International   International    Marsico       Massachusetts
                             Diversified     Growth and      Focused        Investors
                              Equities         Income         Growth          Trust
                              Portfolio      Portfolio      Portfolio       Portfolio
                             (Class 2)       (Class 2)      (Class 2)       (Class 2)
                            ------------------------------------------------------------

Assets:

  Investments in Trusts,
   at net asset value       $ 19,413,669    $ 8,692,564    $ 14,335,763    $ 11,161,526

Liabilities:                           -              -               -               -
                            -----------------------------------------------------------

Net assets:                 $ 19,413,669    $ 8,692,564    $ 14,335,763    $ 11,161,526
                            ===========================================================

  Accumulation units        $ 19,407,691    $ 8,692,254    $ 14,328,688    $ 11,161,526

  Contracts in payout
   (annuitization) period          5,978            310           7,075               -
                            -----------------------------------------------------------

       Total net assets     $ 19,413,669    $ 8,692,564    $ 14,335,763    $ 11,161,526
                            ===========================================================

Accumulation
 units outstanding             1,752,957        738,771       1,269,464         505,516
                            ===========================================================


                                                                             Small
                             MFS Total        Mid-Cap         Real           & Mid                         Telecom
                               Return         Growth         Estate         Cap Value     Technology       Utility
                             Portfolio       Portfolio      Portfolio       Portfolio      Portfolio      Portfolio
                             (Class 2)       (Class 2)      (Class 2)       (Class 2)      (Class 2)      (Class 2)
                            -----------------------------------------------------------------------------------------

Assets:

  Investments in Trusts,
   at net asset value       $ 48,060,159    $ 16,199,999    $ 9,699,869    $ 20,087,288    $ 2,966,373    $ 2,470,872

Liabilities:                           -               -              -               -              -              -
                            -----------------------------------------------------------------------------------------

Net assets:                 $ 48,060,159    $ 16,199,999    $ 9,699,869    $ 20,087,288    $ 2,966,373    $ 2,470,872
                            =========================================================================================

  Accumulation units        $ 48,021,342    $ 16,193,389    $ 9,699,869    $ 20,022,265    $ 2,966,373    $ 2,470,705

  Contracts in payout
   (annuitization) period         38,817           6,610              -          65,023              -            167
                            -----------------------------------------------------------------------------------------

       Total net assets     $ 48,060,159    $ 16,199,999    $ 9,699,869    $ 20,087,288    $ 2,966,373    $ 2,470,872
                            =========================================================================================

Accumulation
 units outstanding             1,742,450       1,470,105        418,375       1,089,065      1,332,185        148,760
                            =========================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                 Total Return    Aggressive     Alliance       American Funds     American Funds
                                     Bond          Growth        Growth       Asset Allocation    Global Growth
                                  Portfolio      Portfolio      Portfolio      SAST Portfolio     SAST Portfolio
                                  (Class 2)      (Class 3)      (Class 3)        (Class 3)          (Class 3)
                                --------------------------------------------------------------------------------
Assets:
    Investments in Trusts, at
      net asset value           $  19,724,689   $17,292,016   $106,577,860   $     101,357,620   $   350,782,674
Liabilities:                                -             -              -                   -                 -
                                --------------------------------------------------------------------------------
Net assets:                     $  19,724,689   $17,292,016   $106,577,860   $     101,357,620   $   350,782,674
                                ================================================================================
    Accumulation units          $  19,724,689   $17,292,016   $106,534,448   $     101,357,620   $   350,776,859
    Contracts in payout
     (annuitization) period                 -             -         43,412                   -             5,815
                                --------------------------------------------------------------------------------
     Total net assets           $  19,724,689   $17,292,016   $106,577,860   $     101,357,620   $   350,782,674
                                ================================================================================
Accumulation units outstanding        723,666     1,580,323      3,797,916          10,022,864        34,862,372
                                ================================================================================


                                 American Funds    American Funds
                                     Growth        Growth-Income      Balanced     Blue Chip Growth   Capital Growth
                                 SAST Portfolio    SAST Portfolio    Portfolio        Portfolio         Portfolio
                                   (Class 3)         (Class 3)       (Class 3)        (Class 3)         (Class 3)
                                -------------------------------------------------------------------------------------
Assets:
    Investments in Trusts, at
      net asset value           $   234,636,328   $   189,664,824   $35,694,977   $      60,434,273   $    43,383,733
Liabilities:                                  -                 -             -                   -                 -
                                -------------------------------------------------------------------------------------
Net assets:                     $   234,636,328   $   189,664,824   $35,694,977   $      60,434,273   $    43,383,733
                                =====================================================================================
    Accumulation units          $   234,636,328   $   189,653,343   $35,694,715   $      60,434,069   $    43,377,460
    Contracts in payout
      (annuitization) period                  -            11,481           262                 204             6,273
                                -------------------------------------------------------------------------------------
     Total net assets           $   234,636,328   $   189,664,824   $35,694,977   $      60,434,273   $    43,383,733
                                =====================================================================================
Accumulation units outstanding       24,363,939        21,043,610     2,640,927           8,452,553         5,999,371
                                =====================================================================================

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)


                                Cash Management    Corporate Bond     Davis Venture      "Dogs" of Wall     Emerging Markets
                                   Portfolio         Portfolio       Value Portfolio    Street Portfolio       Portfolio
                                   (Class 3)         (Class 3)          (Class 3)          (Class 3)           (Class 3)
                               ---------------------------------------------------------------------------------------------
Assets:
    Investments in Trusts, at
      net asset value          $    190,669,336   $   578,591,304   $    477,761,383   $      33,635,609   $     141,712,285

Liabilities:                                  -                 -                  -                   -                   -
                               ---------------------------------------------------------------------------------------------
Net assets:                    $    190,669,336   $   578,591,304   $    477,761,383   $      33,635,609   $     141,712,285
                               =============================================================================================
    Accumulation units         $    190,345,381   $   578,291,291   $    477,700,793   $      33,622,169   $     141,666,975

    Contracts in payout
      (annuitization) period            323,955           300,013             60,590              13,440              45,310
                               ---------------------------------------------------------------------------------------------
     Total net assets
                               $    190,669,336   $   578,591,304   $    477,761,383   $      33,635,609   $     141,712,285
                               =============================================================================================
Accumulation units
 outstanding                         15,707,935        28,047,297         21,401,106           2,656,601           9,834,135
                               =============================================================================================

                                    Equity                                               Global
                                 Opportunities    Foreign Value      Fundamental          Bond        Global Equities
                                   Portfolio        Portfolio      Growth Portfolio     Portfolio        Portfolio
                                   (Class 3)        (Class 3)         (Class 3)         (Class 3)        (Class 3)
                               --------------------------------------------------------------------------------------

Assets:
    Investments in Trusts, at
      net asset value          $   26,076,886   $  446,498,835   $      70,790,422   $189,229,931   $     26,612,803

Liabilities:                                -                -                   -              -                  -
                               -------------------------------------------------------------------------------------
Net assets:                    $   26,076,886   $  446,498,835   $      70,790,422   $189,229,931   $     26,612,803
                               =====================================================================================
    Accumulation units         $   26,062,652   $  446,436,819   $      70,784,694   $189,226,190   $     26,603,234

    Contracts in payout
      (annuitization) period           14,234           62,016               5,728          3,741              9,569
                               -------------------------------------------------------------------------------------

Total net assets               $   26,076,886   $  446,498,835   $      70,790,422   $189,229,931   $     26,612,803
                               =====================================================================================
Accumulation units
 outstanding                        1,554,661       38,431,577           4,652,711     10,182,828          1,969,956
                               =====================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                                                     International
                                   Growth                                             Diversified       International
                                Opportunities    Growth-Income    High-Yield Bond      Equities       Growth and Income
                                  Portfolio        Portfolio         Portfolio         Portfolio          Portfolio
                                  (Class 3)        (Class 3)         (Class 3)         (Class 3)          (Class 3)
                               -----------------------------------------------------------------------------------------
Assets:
    Investments in Trusts, at
      net asset value          $  149,800,724   $   49,130,066   $    111,817,886   $  160,960,717   $      177,099,706

Liabilities:                                -                -                  -                -                    -
                               -----------------------------------------------------------------------------------------

Net assets:                    $  149,800,724   $   49,130,066   $    111,817,886   $  160,960,717   $      177,099,706
                               =========================================================================================

    Accumulation units         $  149,799,354   $   49,127,580   $    111,816,222   $  160,934,372   $      177,074,318

    Contracts in payout
     (annuitization) period             1,370            2,486              1,664           26,345               25,388
                               -----------------------------------------------------------------------------------------

      Total net assets         $  149,800,724   $   49,130,066   $    111,817,886   $  160,960,717   $      177,099,706
                               =========================================================================================
                                   21,144,879        3,843,015          6,310,092       15,075,938           16,122,467
                               =========================================================================================

                                                    MFS Massachusetts
                                Marsico Focused      Investors Trust     MFS Total Return    Mid-Cap Growth    Real Estate
                                Growth Portfolio        Portfolio           Portfolio          Portfolio        Portfolio
                                   (Class 3)            (Class 3)           (Class 3)          (Class 3)        (Class 3)
                               ------------------  -------------------  ------------------  ----------------  -------------
Assets:
    Investments in Trusts, at
      net asset value          $      72,839,011   $      205,594,177   $     190,169,901   $    91,978,433   $212,996,370

Liabilities:                                -                -                  -                -                    -
                               -----------------------------------------------------------------------------------------

Net assets:                    $      72,839,011   $      205,594,177   $     190,169,901   $    91,978,433   $212,996,370
                               =========================================================================================

    Accumulation units         $      72,834,587   $      205,577,992   $     190,108,522   $    91,971,457   $212,953,826

    Contracts in payout
     (annuitization) period                4,424               16,185              61,379             6,976         42,544
                               -----------------------------------------------------------------------------------------

      Total net assets         $      72,839,011   $      205,594,177   $     190,169,901   $    91,978,433   $212,996,370
                               =========================================================================================
                                       6,731,029           13,925,334           8,183,114         8,396,213     13,993,965
                               =========================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                Small & Mid Cap     Small Company     Technology    Telecom Utility     Total Return
                                Value Portfolio    Value Portfolio    Portfolio        Portfolio       Bond Portfolio
                                   (Class 3)          (Class 3)       (Class 3)        (Class 3)         (Class 3)
                               --------------------------------------------------------------------------------------
Assets:
    Investments in Trusts, at
 net asset value               $    430,137,080   $    170,417,984   $20,765,489   $     17,881,104   $   590,254,280

Liabilities:                                  -                  -             -                  -                 -
                               --------------------------------------------------------------------------------------
Net assets:                    $    430,137,080   $    170,417,984   $20,765,489   $     17,881,104   $   590,254,280
                               ======================================================================================
    Accumulation units         $    430,094,608   $    170,408,227   $20,758,679   $     17,881,104   $   590,254,280

    Contracts in payout
 (annuitization) period                  42,472              9,757         6,810                  -                 -
                               --------------------------------------------------------------------------------------
     Total net assets          $    430,137,080   $    170,417,984   $20,765,489   $     17,881,104   $   590,254,280
                               ======================================================================================

Accumulation units
 outstanding                         27,994,808         17,898,761     8,182,996          1,205,961        32,199,190
                               ======================================================================================

                                 Invesco Van                       Invesco Van
                                 Kampen V.I.       Invesco Van     Kampen V.I.     Diversified
                                Capital Growth     Kampen V.I.     Growth and     International    Equity Income
                                     Fund         Comstock Fund    Income Fund       Account          Account
                                 (Series II)       (Series II)     (Series II)      (Class 1)        (Class 1)
                               ---------------------------------------------------------------------------------
Assets:
    Investments in Trusts, at
 net asset value               $     20,837,864  $   306,802,405  $ 485,240,590  $    1,988,938   $   22,105,657

Liabilities:                                  -                -              -               -                -
                               ---------------------------------------------------------------------------------
Net assets:                    $     20,837,864  $   306,802,405  $ 485,240,590  $    1,988,938   $   22,105,657
                               =================================================================================
    Accumulation units         $     20,833,407  $   306,736,365  $ 485,086,054  $    1,988,938   $   22,097,797

    Contracts in payout
 (annuitization) period                   4,457           66,040        154,536               -            7,860
                               ---------------------------------------------------------------------------------
     Total net assets          $     20,837,864  $   306,802,405  $ 485,240,590  $    1,988,938   $   22,105,657
                               =================================================================================
Accumulation units
 outstanding                          2,071,174       27,849,831     39,373,354         342,059        2,214,082
                               =================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                Government &                 Large Cap     LargeCap     MidCap
                                High Quality     Income        Blend        Growth       Blend
                                Bond Account     Account     Account II    Account      Account
                                 (Class 1)      (Class 1)    (Class 1)    (Class 1)    (Class 1)
                               -----------------------------------------------------------------
Assets:
    Investments in Trusts, at
 net asset value               $   4,588,705   $8,906,531   $ 2,424,975   $ 568,467   $2,954,840

Liabilities:                               -            -             -           -            -
                               -----------------------------------------------------------------
Net assets:                    $   4,588,705   $8,906,531   $ 2,424,975   $ 568,467   $2,954,840
                               =================================================================
    Accumulation units         $   4,584,345   $8,903,991   $ 2,423,063   $ 568,467   $2,953,714

    Contracts in payout
 (annuitization) period                4,360        2,540         1,912           -        1,126
                               -----------------------------------------------------------------
     Total net assets          $   4,588,705   $8,906,531   $ 2,424,975   $ 568,467   $2,954,840
                               =================================================================
Accumulation units
 outstanding                         554,000      944,655       376,012      83,870      263,324
                               =================================================================

                                              Principal                                       SAM
                                  Money        Capital       Real Estate       SAM        Conservative
                                 Market      Appreciation    Securities      Balanced       Balanced
                                 Account       Account         Account      Portfolio      Portfolio
                                (Class 1)     (Class 1)       (Class 1)     (Class 1)      (Class 1)
                               -----------------------------------------------------------------------
Assets:
    Investments in Trusts, at
 net asset value               $2,522,662   $  12,362,447   $    866,498   $60,313,522   $   8,404,475

Liabilities:                            -               -              -             -               -
                               -----------------------------------------------------------------------
Net assets:                    $2,522,662   $  12,362,447   $    866,498   $60,313,522   $   8,404,475
                               =======================================================================
    Accumulation units         $2,521,687   $  12,359,898   $    866,498   $60,247,117   $   8,395,932

    Contracts in payout
 (annuitization) period               975           2,549              -        66,405           8,543
                               -----------------------------------------------------------------------
     Total net assets          $2,522,662   $  12,362,447   $    866,498   $60,313,522   $   8,404,475
                               =======================================================================
Accumulation units
 outstanding                      423,329         972,571         44,982     5,636,060       1,034,653
                               =======================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                SAM Conservative      SAM Flexible       SAM Strategic        Short-Term      SmallCap Growth
                                Growth Portfolio    Income Portfolio    Growth Portfolio    Income Account      Account II
                                   (Class 1)           (Class 1)           (Class 1)          (Class 1)          (Class 1)
                               -----------------------------------------------------------------------------------------------
Assets:
    Investments in Trusts, at
 net asset value               $      23,919,200   $      11,079,025   $       8,690,182   $     2,747,274   $        586,911

Liabilities:                                   -                   -                   -                 -                  -
                               ----------------------------------------------------------------------------------------------
Net assets:                    $      23,919,200   $      11,079,025   $       8,690,182   $     2,747,274   $        586,911
                               ==============================================================================================
    Accumulation units         $      23,894,025   $      11,040,645   $       8,690,182   $     2,743,338   $        586,104

    Contracts in payout
 (annuitization) period                   25,175              38,380                   -             3,936                807
                               -----------------------------------------------------------------------------------------------
     Total net assets           $      23,919,200   $      11,079,025   $       8,690,182   $     2,747,274   $        586,911
                                ==============================================================================================
Accumulation units
 outstanding                            2,274,776           1,153,093             790,817           370,913             93,742
                                ==============================================================================================

                                                  Diversified                      Government &
                                SmallCap Value    International    Equity Income    High Quality
                                  Account I          Account          Account       Bond Account    Income Account
                                  (Class 1)         (Class 2)        (Class 2)       (Class 2)        (Class 2)
                               -----------------------------------------------------------------------------------
Assets:
    Investments in Trusts, at
 net asset value               $       185,291   $      945,852   $   12,494,341   $   1,196,996   $     3,914,109

Liabilities:                                 -                -                -               -                 -
                               -----------------------------------------------------------------------------------
Net assets:                    $       185,291   $      945,852   $   12,494,341   $   1,196,996   $     3,914,109
                               ===================================================================================
    Accumulation units         $       185,291   $      945,852   $   12,494,341   $   1,196,996   $     3,701,026

    Contracts in payout
 (annuitization) period                      -                -                -               -           213,083
                               -----------------------------------------------------------------------------------
     Total net assets          $       185,291   $      945,852   $   12,494,341   $   1,196,996   $     3,914,109
                               ===================================================================================
Accumulation units
 outstanding                            20,677          169,230        1,315,624         150,782           428,684
                               ===================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                                                    Principal
                                 LargeCap     LargeCap     MidCap       Money        Capital
                                  Blend        Growth      Blend       Market      Appreciation
                                Account II    Account     Account      Account       Account
                                (Class 2)    (Class 2)   (Class 2)    (Class 2)     (Class 2)
                               ------------  ----------  ----------  -----------  --------------
Assets:
    Investments in Trusts, at
    net asset value            $   498,119   $ 360,719   $ 712,401   $1,616,806   $   2,272,474

Liabilities:                             -           -           -            -               -
                               ----------------------------------------------------------------
Net assets:                    $   498,119   $ 360,719   $ 712,401   $1,616,806   $   2,272,474

                               ================================================================
    Accumulation units         $   498,119   $ 360,719   $ 712,401   $1,562,539   $   2,272,474

    Contracts in payout
   (annuitization) period                -           -           -       54,267               -
                               ----------------------------------------------------------------
     Total net assets          $   498,119   $ 360,719   $ 712,401   $1,616,806   $   2,272,474
                               ================================================================
 Accumulated units
 outstanding                        80,396      55,249      66,063      280,795         187,210
                               ================================================================

                                                                 SAM             SAM            SAM
                                Real Estate       SAM        Conservative    Conservative    Flexible
                                Securities      Balanced       Balanced         Growth        Income
                                  Account      Portfolio      Portfolio       Portfolio      Portfolio
                                 (Class 2)     (Class 2)      (Class 2)       (Class 2)      (Class 2)
                               -----------------------------------------------------------------------
Assets:
    Investments in Trusts, at
    net asset value            $    262,236   $43,608,829   $   6,506,641   $  23,931,168   $9,590,282

Liabilities:                              -             -               -               -            -
                               -----------------------------------------------------------------------
Net assets:                    $    262,236   $43,608,829   $   6,506,641   $  23,931,168   $9,590,282
                               =======================================================================
    Accumulation units         $    262,236   $43,516,157   $   6,506,641   $  23,931,168   $9,423,177

    Contracts in payout
    (annuitization) period                 -        92,672               -               -      167,105
                                -----------------------------------------------------------------------
     Total net assets          $     262,236   $43,608,829   $   6,506,641   $  23,931,168   $9,590,282
                               ========================================================================
Accumulated units
 outstanding                          13,900     4,211,032         809,698       2,355,367    1,029,599
                               ========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                                                                            Columbia
                                                                                                            Variable
                                                                                                           Portfolio -
                                                                                                              Asset
                                 SAM Strategic        Short-Term      SmallCap Growth    SmallCap Value    Allocation
                                Growth Portfolio    Income Account      Account II         Account I          Fund
                                   (Class 2)          (Class 2)          (Class 2)         (Class 2)        (Class 1)
                               ---------------------------------------------------------------------------------------
Assets:
    Investments in Trusts, at
    net asset value            $      11,107,748   $     1,468,387   $        228,026   $        90,807   $    981,636

Liabilities:                                   -                 -                  -                 -              -
                               ---------------------------------------------------------------------------------------
Net assets:                    $      11,107,748   $     1,468,387   $        228,026   $        90,807   $    981,636
                               ========================================================================================
    Accumulation units         $      11,107,748   $     1,468,387   $        228,026   $        90,807   $    981,636

    Contracts in payout
   (annuitization) period                      -                 -                  -                 -              -
                               ---------------------------------------------------------------------------------------
     Total net assets          $      11,107,748   $     1,468,387   $        228,026   $        90,807   $    981,636
                               ========================================================================================
Accumulation units
 outstanding                           1,049,258           202,891             37,685            10,334         85,693
                               ========================================================================================
                                                               Columbia
                                 Columbia       Columbia       Variable                               Columbia
                                 Variable       Variable      Portfolio -                             Variable
                                Portfolio -    Portfolio -      Marsico           Columbia          Portfolio -
                                   Small          High          Focused           Variable            Marsico
                                  Company        Income        Equities      Portfolio - Marsico    21st Century
                                Growth Fund       Fund           Fund            Growth Fund            Fund
                                 (Class 1)      (Class 1)      (Class 1)          (Class 1)          (Class 1)
                               ---------------------------------------------------------------------------------
Assets:
    Investments in Trusts, at
    net asset value            $  1,344,410   $ 22,135,020   $ 31,888,262   $          2,590,925   $   1,280,717

Liabilities:                              -              -              -                      -               -
                               ---------------------------------------------------------------------------------
Net assets:                    $  1,344,410   $ 22,135,020   $ 31,888,262   $          2,590,925   $   1,280,717
                               =================================================================================
    Accumulation units         $  1,344,410   $ 22,130,012   $ 31,880,609   $          2,590,925   $   1,280,717

    Contracts in payout                   -          5,008          7,653                      -               -
   (annuitization) period      ---------------------------------------------------------------------------------

     Total net assets          $  1,344,410   $ 22,135,020   $ 31,888,262   $          2,590,925   $   1,280,717
                               =================================================================================
Accumulated units
 outstanding                        117,875      1,149,751      2,932,795                248,363          96,971
                               =================================================================================



   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                            Columbia           Columbia
                                     Columbia               Variable           Variable
                                     Variable          Portfolio - Marsico    Portfolio -
                                Portfolio - Mid Cap       International       Diversified
                                      Growth              Opportunities         Equity       Asset Allocation    Global Growth
                                       Fund                   Fund            Income Fund          Fund              Fund
                                     (Class 1)              (Class 2)          (Class 1)        (Class 2)          (Class 2)
                               -----------------------------------------------------------------------------------------------
Assets:
    Investments in Trusts, at
    net asset value            $            736,612   $          2,907,894   $  2,842,827   $      72,609,243   $  248,764,306

Liabilities:                                      -                      -              -                   -                -
                               -----------------------------------------------------------------------------------------------
Net assets:                    $            736,612   $          2,907,894   $  2,842,827   $      72,609,243   $  248,764,306
                               ===============================================================================================
    Accumulation units         $            736,612   $          2,907,894   $  2,842,827   $      72,459,463   $  248,564,743

    Contracts in payout
   (annuitization) period                         -                      -              -             149,780          199,563
                               -----------------------------------------------------------------------------------------------
     Total net assets          $            736,612   $          2,907,894   $  2,842,827   $      72,609,243   $  248,764,306
                               ===============================================================================================
Accumulation units
 outstanding                                 69,236                198,806        272,913           4,592,849       12,096,803
                               ===============================================================================================

                                               Growth-Income    Asset Allocation    Cash Management
                                Growth Fund        Fund               Fund               Fund          Growth Fund
                                 (Class 2)       (Class 2)         (Class 3)           (Class 3)        (Class 3)
                               -----------------------------------------------------------------------------------
Assets:
    Investments in Trusts, at
    net asset value            $344,935,437   $  344,899,767   $      37,221,998   $     11,890,437   $188,708,917

Liabilities:                              -                -                   -                  -              -
                               -----------------------------------------------------------------------------------
Net assets:                    $344,935,437   $  344,899,767   $      37,221,998   $     11,890,437   $188,708,917
                               ===================================================================================
    Accumulation units         $344,667,780   $  344,587,395   $      36,376,627   $     11,375,947   $183,946,377

    Contracts in payout
   (annuitization) period           267,657          312,372             845,371            514,490      4,762,540
                               -----------------------------------------------------------------------------------
     Total net assets          $344,935,437   $  344,899,767   $      37,221,998   $     11,890,437   $188,708,917
                               ===================================================================================
Accumulation units
 outstanding                     18,577,732       21,845,814             785,780            551,224      1,105,433
                               ===================================================================================

    The accompanying notes re an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILTIES
                               DECEMBER 31, 2011
                                  (continued)

                                                                                 U.S. Government/
                                Growth-Income    High-Income    International       AAA-Rated           Growth and
                                    Fund          Bond Fund         Fund         Securities Fund     Income Portfolio
                                  (Class 3)       (Class 3)       (Class 3)         (Class 3)           (Class VC)
                               ---------------------------------------------------------------------------------------
Assets:
    Investments in Trusts, at
 net asset value               $  172,210,686   $ 20,491,234   $   43,473,502   $      23,809,754   $      240,195,562

Liabilities:                                -              -                -                   -                    -
                               ---------------------------------------------------------------------------------------
Net assets:                    $  172,210,686   $ 20,491,234   $   43,473,502   $      23,809,754   $      240,195,562

                               =======================================================================================
    Accumulation units         $  166,116,586   $ 19,877,423   $   42,682,086   $      23,227,874   $      240,119,654

    Contracts in payout
 (annuitization) period             6,094,100        613,811          791,416             581,880               75,908
                               ---------------------------------------------------------------------------------------
     Total net assets          $  172,210,686   $ 20,491,234   $   43,473,502   $      23,809,754   $      240,195,562
                               =======================================================================================
 Accumulation units
  outstanding                       1,470,881        253,203        1,006,795             591,640           23,295,497
                               =======================================================================================

                                                                     Sterling Capital    Sterling Capital
                                    Mid Cap       Sterling Capital        Special           Strategic        Sterling Capital
                                Value Portfolio     Select Equity      Opportunities    Allocation Equity   Total Return Bond
                                  (Class VC)             VIF                VIF                VIF                 VIF
                               -----------------------------------------------------------------------------------------------
Assets:
    Investments in Trusts, at
 net asset value               $      26,314,421  $       1,391,970  $      13,013,539  $        1,554,013  $        7,732,666

Liabilities:                                   -                  -                  -                   -                   -
                               -----------------------------------------------------------------------------------------------
Net assets:                    $      26,314,421  $       1,391,970  $      13,013,539  $        1,554,013  $        7,732,666
                               ===============================================================================================
    Accumulation units         $      26,260,548  $       1,391,970  $      13,013,539  $        1,554,013  $        7,732,666

    Contracts in payout
 (annuitization) period                   53,873                  -                  -                   -                   -
                               -----------------------------------------------------------------------------------------------
     Total net assets          $      26,314,421  $       1,391,970  $      13,013,539  $        1,554,013  $        7,732,666
                               ===============================================================================================
Accumulation units
  outstanding                          2,028,107            161,090            916,394             167,616             600,917
                               ===============================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILTIES
                               DECEMBER 31, 2011
                                  (continued)

                                  MTB Managed                          Franklin Templeton    Allocation
                               Allocation Fund -    Franklin Income    VIP Founding Funds     Balanced
                                    Moderate        Securities Fund     Allocation Fund      Portfolio
                                   Growth II           (Class 2)           (Class 2)         (Class 3)
                               ------------------------------------------------------------------------
Assets:
    Investments in Trusts, at
 net asset value               $              305  $     95,709,571   $        41,094,450   $86,485,664

Liabilities:                                    -                 -                     -             -
                               ------------------------------------------------------------------------
Net assets:                    $              305  $     95,709,571   $        41,094,450   $86,485,664
                               ========================================================================
    Accumulation units         $              305  $     95,709,571   $        41,094,450   $86,485,664

    Contracts in payout
 (annuitization) period                         -                 -                     -             -
                               ------------------------------------------------------------------------
     Total net assets          $              305  $     95,709,571   $        41,094,450   $86,485,664
                               ========================================================================
Accumulation units
 outstanding                                   34         9,098,783             4,603,619     7,633,479
                               ========================================================================
                                                         Allocation
                                 Allocation Growth        Moderate            Allocation        Real Return
                                     Portfolio        Growth Portfolio    Moderate Portfolio     Portfolio
                                     (Class 3)           (Class 3)            (Class 3)          (Class 3)
                               ---------------------------------------------------------------------------
Assets:
    Investments in Trusts, at
 net asset value               $       12,402,687   $     136,999,346   $       120,030,610   $197,603,434

Liabilities:                                    -                   -                     -              -
                               ---------------------------------------------------------------------------
Net assets:                    $       12,402,687   $     136,999,346   $       120,030,610   $197,603,434

                               ===========================================================================
    Accumulation units         $       12,402,687   $     136,999,346   $       120,030,610   $197,603,434
    Contracts in payout
 (annuitization) period                         -                   -                     -              -
                               ---------------------------------------------------------------------------
     Total net assets          $       12,402,687   $     136,999,346   $       120,030,610   $197,603,434
                               ===========================================================================
Accumulation units
 outstanding                            1,220,227          12,970,069            10,906,627     16,606,426
                               ===========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                 Contracts With Total     Contracts With Total       Contracts With Total     Contracts With Total
                                 Expenses of 1.15%         Expenses of 1.30%          Expenses of 1.40%       Expenses of 1.52% (1)
                                 --------------------     --------------------       --------------------     ----------------------
                                            Unit                      Unit                       Unit                       Unit
                           Accumulation   value of    Accumulation  value of    Accumulation   value of    Accumulation   value of
                              units     accumulation   units       accumulation   units      accumulation     units     accumulation
Variable Accounts          outstanding     units       outstanding    units      outstanding     units      outstanding     units
-------------------------  ------------ ------------- ------------ ------------ ------------ ------------  ------------ ------------
ANCHOR SERIES TRUST:
  Asset Allocation
  Portfolio (Class 1)                 - $          -             - $          -            - $          -             - $          -
  Capital Appreciation
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Government and Quality
  Bond Portfolio
  (Class 1)                           -            -             -            -            -            -             -            -
  Growth Portfolio
  (Class 1)                           -            -             -            -            -            -             -            -
  Natural Resources
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Asset Allocation
  Portfolio (Class 2)                 -            -             -            -            -            -       266,368        27.09
  Capital Appreciation
  Portfolio (Class 2)                 -            -             -            -       87,605        47.80       745,482        47.35
  Government and Quality
  Bond Portfolio
  (Class 2)                           -            -             -            -            -            -     2,387,360        20.71
  Growth Portfolio
  (Class 2)                           -            -             -            -            -            -       696,153        30.48
  Natural Resources
  Portfolio (Class 2)                 -            -             -            -            -            -       217,978        45.75
  Asset Allocation
  Portfolio (Class 3)           167,725        11.64       120,753        11.47       13,200        11.52       141,478        26.80
  Capital Appreciation
  Portfolio (Class 3)           588,551        12.10     2,107,734        11.93      187,784        11.93     3,922,990        46.95
  Government and
  Quality Bond
  Portfolio (Class 3)           853,508        12.31     2,843,327        12.14      342,720        12.15    13,761,480        20.52
  Growth Portfolio
  (Class 3)                     147,993         9.87       128,428         9.74       41,554         9.75     2,130,469        30.22
  Natural Resources
  Portfolio (Class 3)           160,007        10.08       494,167         9.96       99,496         9.96     1,424,137        45.27

SUNAMERICA SERIES TRUST:
  Aggressive Growth
  Portfolio (Class 1)                 - $          -             - $          -            - $          -             - $          -
  Alliance Growth
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Balanced Portfolio
  (Class 1)                           -            -             -            -            -            -             -            -
  Blue Chip Growth
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Capital Growth
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Cash Management
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Corporate Bond
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Davis Venture Value
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  "Dogs" of Wall Street
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Emerging Markets
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Equity Opportunities
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Fundamental Growth
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Global Bond
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Global Equities
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Growth Opportunities
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Growth-Income Portfolio
  (Class 1)                           -            -             -            -            -            -             -            -
  High-Yield Bond
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  International
  Diversified
  Equities Portfolio
  (Class 1)                           -            -             -            -            -            -             -            -
  International Growth
  and Income
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Marsico Focused Growth
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  MFS Massachusetts
  Investors Trust
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  MFS Total Return
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Mid-Cap Growth
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Real Estate
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Technology Portfolio
  (Class 1)                           -            -             -            -            -            -             -            -
  Telecom Utility
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Total Return Bond
  Portfolio (Class 1)                 -            -             -            -            -            -             -            -
  Aggressive Growth
  Portfolio (Class 2)                 -            -             -            -            -            -       196,596        12.62
  Alliance Growth
  Portfolio (Class 2)                 -            -             -            -       23,852        31.66       584,437        31.08
  Balanced Portfolio
  (Class 2)                           -            -             -            -            -            -       339,967        16.58
  Blue Chip Growth
  Portfolio (Class 2)                 -            -             -            -            -            -       416,379         5.88
  Capital Growth
  Portfolio (Class 2)                 -            -             -            -            -            -       216,285         7.19
  Cash Management
  Portfolio (Class 2)                 -            -             -            -            -            -     1,305,218        12.87
  Corporate Bond
  Portfolio (Class 2)                 -            -             -            -            -            -     1,003,223        24.66
  Davis Venture Value
  Portfolio (Class 2)                 -            -             -            -       61,765        33.86     1,532,697        33.35
  "Dogs" of Wall Street
  Portfolio (Class 2)                 -            -             -            -            -            -       393,492        13.59
  Emerging Markets
  Portfolio (Class 2)                 -            -             -            -            -            -       374,725        16.67
  Equity Opportunities
  Portfolio (Class 2)                 -            -             -            -            -            -       227,015        18.12
  Foreign Value
  Portfolio (Class 2)                 -            -             -            -            -            -     1,574,650        14.76
  Fundamental Growth
  Portfolio (Class 2)                 -            -             -            -            -            -       109,810        16.57
  Global Bond
  Portfolio (Class 2)                 -            -             -            -            -            -       414,421        23.36
  Global Equities
  Portfolio (Class 2)                 -            -             -            -       70,219        18.70       175,616        18.43
  Growth Opportunities
  Portfolio (Class 2)                 -            -             -            -            -            -       582,271         5.80
  Growth-Income
  Portfolio (Class 2)                 -            -             -            -            -            -       240,590        28.35
  High-Yield Bond
  Portfolio (Class 2)                 -            -             -            -            -            -       547,520        22.45
  International
  Diversified
  Equities
  Portfolio (Class 2)                 -            -             -            -            -            -     1,494,269        11.11
  International
  Growth and
  Income
  Portfolio (Class 2)                 -            -             -            -            -            -       585,383        11.82
  Marsico Focused
  Growth Portfolio
  (Class 2)                           -            -             -            -            -            -     1,103,781        11.33
  MFS Massachusetts
  Investors Trust
  Portfolio (Class 2)                 -            -             -            -            -            -       423,845        22.16
  MFS Total Return
  Portfolio (Class 2)                 -            -             -            -            -            -     1,420,271        27.70
  Mid-Cap Growth
  Portfolio (Class 2)                 -            -             -            -       72,405        11.22     1,109,640        11.06
  Real Estate
  Portfolio (Class 2)                 -            -             -            -            -            -       315,952        23.32
  Small & Mid Cap
  Value Portfolio
  (Class 2)                           -            -             -            -            -            -       905,379        18.51
  Technology
  Portfolio (Class 2)                 -            -             -            -       64,601         2.26       960,809         2.24
  Telecom Utility
  Portfolio (Class 2)                 -            -             -            -            -            -       104,312        16.73
  Total Return Bond
  Portfolio (Class 2)                 -            -             -            -            -            -       637,684        27.34
  Aggressive Growth
  Portfolio (Class 3)            34,677         8.30       211,903         8.13       30,735         8.13       687,999        12.49
  Alliance Growth
  Portfolio (Class 3)            89,004        10.31       110,822        10.19       54,047        10.17     1,835,890        30.81
  American Funds Asset
  Allocation SAST
  Portfolio (Class 3)           588,896        10.32     1,396,870        10.19      289,538        10.19     3,288,069        10.15
  American Funds
  Global Growth SAST
  Portfolio (Class 3)         1,214,624        10.33     5,656,679        10.19      514,685        10.20    13,030,834        10.06
  American Funds
  Growth SAST
  Portfolio (Class 3)           719,006         9.82     2,542,152         9.69      299,666         9.69    10,752,812         9.68
  American Funds
  Growth- Income
  SAST Portfolio
  (Class 3)                     653,691         9.34     1,586,603         9.21      304,784         9.22    10,251,728         9.00
  Balanced Portfolio
  (Class 3)                     142,601        10.99       368,699        10.86       84,658        10.84       846,164        16.42
  Blue Chip Growth
  Portfolio (Class 3)           175,233        10.11     1,097,615         9.92       63,272         9.96     3,630,286         5.82
  Capital Growth
  Portfolio (Class 3)            68,561         9.66         6,641         9.54       40,149         9.54     3,394,576         7.11
  Cash Management
  Portfolio (Class 3)           529,442         9.93       935,815         9.79       57,491         9.79     7,145,652        12.76
  Corporate Bond
  Portfolio (Class 3)           844,748        14.40     3,308,381        14.21      326,146        14.21    10,180,361        24.34
  Davis Venture Value
  Portfolio (Class 3)           875,349         9.52     3,262,288         9.39      341,023         9.40     7,043,290        33.06
  "Dogs" of Wall Street
  Portfolio (Class 3)            85,293        11.71       326,655        11.62       44,659        11.57       962,581        13.45
  Emerging Markets
  Portfolio (Class 3)           264,950        10.51       930,884        10.36      117,560        10.37     3,901,344        16.49
  Equity Opportunities
  Portfolio (Class 3)            19,688         9.76        61,323         9.62       12,555         9.63       566,058        17.95
  Foreign Value
  Portfolio (Class 3)         1,298,435         8.44     6,692,945         8.32      466,990         8.31    12,173,325        14.64
  Fundamental Growth
  Portfolio (Class 3)            82,237         9.89        65,703         9.77       75,372         9.75     2,460,096        16.42
  Global Bond
  Portfolio (Class 3)           402,280        13.41     1,421,192        13.22      178,013        13.23     3,381,798        23.16
  Global Equities
  Portfolio (Class 3)           120,678         8.75       298,316         8.59       16,641         8.65       508,084        18.22
  Growth Opportunities
  Portfolio (Class 3)           395,615        11.37     1,988,550        11.21      136,137        11.22     9,979,784         5.74
  Growth-Income
  Portfolio (Class 3)           328,943         9.84       935,333         9.63       56,632         9.71       422,525        28.10
  High-Yield Bond
  Portfolio (Class 3)           154,393        11.44       838,118        11.26      100,497        11.29     2,312,196        22.26
  International
  Diversified
  Equities Portfolio
  (Class 3)                     154,588         8.57       307,919         8.45      102,057         8.46     8,198,388        11.02
  International
  Growth and
  Income
  Portfolio (Class 3)           261,309         7.11       143,474         7.02      193,333         7.01     8,699,284        11.67
  Marsico Focused
  Growth Portfolio
  (Class 3)                     259,152        10.60       990,175        10.46      125,570        10.45     2,651,947        11.23
  MFS Massachusetts
  Investors Trust
  Portfolio (Class 3)           588,227        10.40     3,146,945        10.28      206,166        10.25     3,657,384        21.97
  MFS Total Return
  Portfolio (Class 3)           173,386        10.76       579,499        10.61       45,590        10.62     3,323,403        27.45

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)  Offered in Polaris and Polaris II products.
(3)  Offered in PolarisAmerica product.
(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)  Offered in WM Diversified Strategies III product.
(7)  Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                Contracts With Total     Contracts With Total       Contracts With Total     Contracts  With Total
                                 Expenses of 1.15%         Expenses of 1.30%          Expenses of 1.40%       Expenses  of 1.52% (1)
                                 --------------------     --------------------       --------------------     ----------------------
                                            Unit                      Unit                       Unit                      Unit
                           Accumulation   value of    Accumulation  value of    Accumulation   value of    Accumulation  value of
                              units     accumulation   units       accumulation   units      accumulation    units      accumulation
Variable Accounts          outstanding    units       outstanding    units      outstanding     units      outstanding     units
-------------------------  ------------ ------------  ------------ ------------ ------------ ------------  ------------ ------------
SUNAMERICA SERIES
 TRUST (continued):
 Mid-Cap Growth
 Portfolio (Class 3)            171,937 $      11.39       794,854 $      11.23       67,263  $     11.25     3,949,475  $     10.96
 Real Estate
 Portfolio (Class 3)            560,687         8.42     2,567,462         8.30      240,649         8.31     4,078,621        23.10
 Small & Mid Cap Value
 Portfolio (Class 3)            804,057        11.23    3,884,706         11.07      346,471        11.08     9,939,232        18.35
 Small Company Value
 Portfolio (Class 3)            445,233        10.29    2,192,103         10.15      188,442         10.16    7,522,325         9.28
 Technology
 Portfolio (Class 3)             27,426        10.20       89,024         10.07        9,449         10.07    4,841,471         2.21
 Telecom Utility
 Portfolio (Class 3)             57,475        12.63      146,265         12.46       15,909         12.47      458,712        16.58
 Total Return Bond
 Portfolio (Class 3)          1,435,557        13.70    7,345,732         13.42      472,835         13.50    8,205,379        27.13

INVESCO VARIABLE
 INSURANCE FUNDS
 (Series II):
 Invesco Van Kampen
 V.I. Capital Growth Fund        12,635 $      11.11      132,872  $      10.96       13,627  $      10.99      829,445  $      9.95
 Invesco Van Kampen
 V.I. Comstock Fund             701,580         9.35    3,289,778          9.23      234,609          9.22    9,445,040        11.95
 Invesco Van Kampen
 V.I. Growth and
 Income Fund                    799,958         9.73    3,878,109          9.59      368,535          9.60   16,109,173        13.50

PRINCIPAL VARIABLE
 CONTRACTS FUNDS, INC.:
 Diversified International
 Account (Class 1)                    - $          -            -  $          -      312,127  $       5.83            -  $         -
 Equity Income
 Account (Class 1)                    -            -            -             -    1,767,864         10.04            -            -
 Government & High
 Quality Bond
 Account (Class 1)                    -            -            -             -      354,131          8.37            -            -
 Income Account (Class 1)             -            -            -             -      706,313          9.49            -            -
 LargeCap Blend
 Account II (Class 1)                 -            -            -             -      253,021          6.50            -            -
 LargeCap Growth
 Account (Class 1)                    -            -            -             -       57,360          6.82            -            -
 MidCap Blend
 Account (Class 1)                    -            -            -             -      175,600         11.33            -            -
 Money Market
 Account (Class 1)                    -            -            -             -      260,523          5.99            -            -
 Principal Capital
 Appreciation
 Account (Class 1)                    -            -            -             -      783,956         12.78            -            -
 Real Estate Securities
 Account (Class 1)                    -            -            -             -       40,174         19.32            -            -
 SAM Balanced
 Portfolio (Class 1)                  -            -            -             -    3,598,873         10.81      270,083        10.67
 SAM Conservative
 Balanced Portfolio
 (Class 1)                            -            -            -             -      751,149          8.18            -            -
 SAM Conservative
 Growth
 Portfolio (Class 1)                  -            -            -             -    1,079,112         10.66      206,456        10.48
 SAM Flexible
 Income
 Portfolio (Class 1)                  -            -            -             -      857,732          9.69            -            -
 SAM Strategic
 Growth Portfolio
 (Class 1)                            -            -            -             -      447,366         11.10       63,882        10.95
 Short-Term Income
 Account (Class 1)                    -            -            -             -      171,640          7.54            -            -
 SmallCap Growth
 Account II (Class 1)                 -            -            -             -       51,807          6.35            -            -
 SmallCap Value
 Account I (Class 1)                  -            -            -             -       17,071          9.00            -            -
 Diversified International
 Account (Class 2)                    -            -            -             -            -             -            -            -
 Equity Income
 Account (Class 2)                    -            -            -             -            -             -      300,102         9.27
 Government &
 High Quality Bond
 Account (Class 2)                    -            -            -             -            -             -            -            -
 Income
 Account (Class 2)                    -            -            -             -            -             -            -            -
 LargeCap Blend
 Account II (Class 2)                 -            -            -             -            -             -            -            -
 LargeCap Growth
 Account (Class 2)                    -            -            -             -            -             -            -            -
 MidCap Blend
 Account (Class 2)                    -            -            -             -            -             -            -            -
 Money Market
 Account (Class 2)                    -            -            -             -            -             -            -            -
 Principal Capital
 Appreciation Account
 (Class 2)                            -            -            -             -            -             -            -            -
 Real Estate Securities
 Account (Class 2)                    -            -            -             -            -             -            -            -
 SAM Balanced
 Portfolio (Class 2)                  -            -            -             -            -             -    1,316,492        10.43
 SAM Conservative
 Balanced
 Portfolio (Class 2)                  -            -            -             -            -             -        6,887        11.01
 SAM Conservative
 Growth
 Portfolio (Class 2)                  -            -            -             -            -             -      708,864        10.24
 SAM Flexible
 Income
 Portfolio (Class 2)                  -            -            -             -            -             -       16,228        11.50
 SAM Strategic Growth
 Portfolio (Class 2)                  -            -            -             -            -             -      267,322        10.71
 Short-Term Income
 Account (Class 2)                    -            -            -             -            -             -            -            -
 SmallCap Growth
 Account II (Class 2)                 -            -            -             -            -             -            -            -
 SmallCap Value
 Account I (Class 2)                  -            -            -             -            -             -            -            -

COLUMBIA FUNDS
 VARIABLE INSURANCE
 TRUST (Class 1):
 Columbia Variable
 Portfolio - Asset
 Allocation Fund                      - $          -            -  $          -            -  $          -       27,204  $     11.46
 Columbia Variable
 Portfolio - Small
 Company Growth Fund                  -            -            -             -            -             -       61,431        11.43

COLUMBIA FUNDS VARIABLE
 INSURANCE TRUST I:
 Columbia Variable
 Portfolio - High
 Income Fund (Class 1)                - $          -            -  $          -            -  $          -      335,280  $     19.47
 Columbia Variable
 Portfolio - Marsico
 Focused Equities
 Fund (Class 1)                       -            -            -             -            -             -      528,936        10.96
 Columbia Variable
 Portfolio - Marsico
 Growth Fund (Class 1)                -            -            -             -            -             -      175,765        10.47
 Columbia Variable
 Portfolio - Marsico
 21st Century
 Fund (Class 1)                       -            -            -             -            -             -       65,409        13.25
 Columbia Variable
 Portfolio - Mid Cap
 Growth Fund (Class 1)                -            -            -             -            -             -       32,082        10.82
 Columbia Variable
 Portfolio - Marsico
 International
 Opportunities Fund
 (Class 2)                            -            -            -             -            -             -      172,365        14.65

COLUMBIA FUNDS
 VARIABLE SERIES
 TRUST II (Class 1):
 Columbia Variable
 Portfolio - Diversified
 Equity Income Fund                   - $          -            -  $          -            -  $          -      223,619  $     10.45

AMERICAN FUNDS
 INSURANCE SERIES:
 Asset Allocation
 Fund (Class 2)                       -            -            -             -            -             -      333,074        15.83
 Global Growth
 Fund (Class 2)                       -            -            -             -            -             -    4,775,648        20.65
 Growth Fund (Class 2)                -            -            -             -            -             -    7,516,171        18.66
 Growth-Income
 Fund (Class 2)                       -            -            -             -            -             -    8,567,353        15.86
 Asset Allocation
 Fund (Class 3)                       -            -      754,551         47.40       31,229         46.73            -            -
 Cash Management
 Fund (Class 3)                       -            -      537,787         21.58       13,437         21.27            -            -
 Growth Fund (Class 3)                -            -    1,066,684        170.79       38,749        168.39            -            -
 Growth-Income
 Fund (Class 3)                       -            -    1,401,534        117.16       69,347        115.51            -            -
 High-Income
 Bond Fund (Class 3)                  -            -      246,382         80.96        6,821         79.82            -            -
 International
 Fund (Class 3)                       -            -      975,366         43.20       31,429         42.59            -            -
 U.S. Government/AAA-
 Rated Securities
 Fund (Class 3)                       -            -      554,813         40.28       36,827         39.71            -            -

LORD ABBETT SERIES
 FUND, INC. (Class VC):
 Growth and
 Income Portfolio               457,593 $       8.65    1,866,796  $       8.50      233,245  $       8.51    9,445,852  $     10.99
 Mid Cap Value Portfolio              -            -            -             -            -             -       49,068        12.99

STERLING CAPITAL
 VARIABLE INSURANCE FUNDS:
 Sterling Capital
 Select Equity VIF                    - $          -            -  $          -            -  $          -       81,328  $      8.71
 Sterling Capital
 Special Opportunities VIF            -            -            -             -            -             -      490,617        14.28
 Sterling Capital
 Strategic Allocation
 Equity VIF                           -            -            -             -            -             -       96,116         9.32
 Sterling Capital
 Total Return Bond VIF                -            -            -             -            -             -      314,702        12.91

MTB GROUP OF FUNDS:
 MTB Managed Allocation
 Fund - Moderate Growth II            - $          -            -  $          -            -  $          -           17  $      9.09

FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST (Class 2):
 Franklin Income
 Securities Fund                415,204 $       10.68   1,614,375  $      10.63      119,951  $      10.58    3,419,042  $     10.52
 Franklin Templeton
 VIP Founding Funds
 Allocation Fund                 74,421          9.08     583,043          9.01       61,939          8.99    2,360,255         8.94

SEASONS SERIES
 TRUST (Class 3):
 Allocation Balanced
 Portfolio                      392,945 $       11.57   2,126,800  $      11.39      167,870  $      11.44    1,614,996  $     11.33
 Allocation Growth
 Portfolio                        3,139         10.48     226,663         10.30            -             -      163,349        10.25
 Allocation Moderate
 Growth Portfolio               690,559         10.81   2,789,887         10.62      254,285         10.67    3,256,421        10.58
 Allocation Moderate
 Portfolio                      466,475         11.27   2,921,500         11.06      232,814         11.12    2,474,994        11.01
 Real Return Portfolio          687,844         12.17   3,797,293         11.96      270,699         12.03    4,817,608        11.90

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)  Offered in Polaris and Polaris II products.
(3)  Offered in PolarisAmerica product.
(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)  Offered in WM Diversified Strategies III product.
(7)  Offered in Polaris Platinum III product

    The accompanying notes are an integral part of the financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                 Contracts With Total     Contracts With Total       Contracts With Total      Contracts With Total
                                 Expenses of 1.52% (2)    Expenses of 1.52% (3)     Expenses of 1.52% (4)      Expenses of 1.55% (5)
                                 --------------------     --------------------       --------------------     ----------------------
                                            Unit                      Unit                       Unit                       Unit
                           Accumulation   value of    Accumulation  value of    Accumulation   value of    Accumulation   value of
                              units     accumulation   units       accumulation   units      accumulation     units     accumulation
Variable Accounts          outstanding     units       outstanding    units      outstanding     units      outstanding     units
-------------------------  ------------ ------------- ------------ ------------ ------------ ------------  ------------ ------------
ANCHOR SERIES TRUST:
 Asset Allocation
 Portfolio (Class 1)          4,575,905  $      27.51            -  $         -            -  $         -             -  $         -
 Capital Appreciation
 Portfolio (Class 1)          5,306,467         48.00       78,631        12.40            -            -             -            -
 Government and Quality
 Bond Portfolio
 (Class 1)                    5,980,269         21.03       82,286        14.36            -            -             -            -
 Growth
 Portfolio (Class 1)          2,666,991         30.92            -            -            -            -             -            -
 Natural Resources
 Portfolio (Class 1)          1,304,836         46.36            -            -            -            -             -            -
 Asset Allocation
 Portfolio (Class 2)                  -             -            -            -        6,198        27.09             -            -
 Capital Appreciation
 Portfolio (Class 2)                  -             -            -            -       14,846        47.76        17,218        47.16
 Government and Quality
 Bond Portfolio
 (Class 2)                            -             -                         -       63,687        20.74             -            -
 Growth
 Portfolio (Class 2)                  -             -            -            -       20,967        30.49             -            -
 Natural Resources
 Portfolio (Class 2)                  -             -            -            -        4,846        45.83             -            -
 Asset Allocation
 Portfolio (Class 3)                  -             -            -            -      313,421        26.80        85,647        11.37
 Capital Appreciation
 Portfolio (Class 3)                  -             -            -            -      616,597        46.95       940,352        11.83
 Government and Quality
 Bond Portfolio
 (Class 3)                            -             -            -            -    2,310,818        20.52     1,384,936        12.06
 Growth Portfolio
 (Class 3)                            -             -            -            -      331,087        30.22        67,859         9.67
 Natural Resources
 Portfolio (Class 3)                  -             -            -            -      206,363        45.27       298,771         9.88

SUNAMERICA SERIES TRUST:
 Aggressive Growth
 Portfolio (Class 1)          1,968,631  $      12.83       10,893  $      6.79            -  $         -             -  $         -
 Alliance Growth
 Portfolio (Class 1)          4,951,537         31.70       26,835         8.89            -            -             -            -
 Balanced
 Portfolio (Class 1)          2,554,518         16.84       22,512         9.50            -            -             -            -
 Blue Chip Growth
 Portfolio (Class 1)          1,306,492          5.96       40,065         7.25            -            -             -            -
 Capital Growth
 Portfolio (Class 1)            698,658          7.30            -            -            -            -             -            -
 Cash Management
 Portfolio (Class 1)          4,563,029         13.07       11,524        10.10            -            -             -            -
 Corporate Bond
 Portfolio (Class 1)          3,961,730         25.03            -            -            -            -             -            -
 Davis Venture Value
 Portfolio (Class 1)         11,580,568         33.90       84,336        11.79            -            -             -            -
 "Dogs" of Wall Street
 Portfolio (Class 1)          1,567,375         13.78            -            -            -            -             -            -
 Emerging Markets
 Portfolio (Class 1)          2,364,600         16.92        7,521        25.34            -            -             -            -
 Equity Opportunities
 Portfolio (Class 1)          1,493,030         18.40            -            -            -            -             -            -
 Fundamental Growth
 Portfolio (Class 1)          2,333,674         16.84       17,671         6.94            -            -             -            -
 Global Bond
 Portfolio (Class 1)          2,047,496         23.73       15,779        15.58            -            -             -            -
 Global Equities
 Portfolio (Class 1)          2,648,393         18.72        7,886         8.60            -            -             -            -
 Growth Opportunities
 Portfolio (Class 1)          1,869,487          5.88            -            -            -            -             -            -
 Growth-Income
 Portfolio (Class 1)          4,626,793         28.83       59,084         9.14            -            -             -            -
 High-Yield Bond
 Portfolio (Class 1)          3,003,754         22.80            -            -            -            -             -            -
 International
 Diversified
 Equities
 Portfolio (Class 1)          3,580,492         11.28            -            -            -            -             -            -
 International Growth
 and Income
 Portfolio (Class 1)          3,495,048         11.99       66,086         8.60            -            -             -            -
 Marsico Focused
 Growth Portfolio
 (Class 1)                    1,079,220         11.51            -            -            -            -             -            -
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 1)          2,155,111         22.48       22,377        10.87            -            -             -            -
 MFS Total Return
 Portfolio (Class 1)          5,180,020         28.13       68,666        13.11            -            -             -            -
 Mid-Cap Growth
 Portfolio (Class 1)          2,866,804         11.23       51,855         6.69            -            -             -            -
 Real Estate
 Portfolio (Class 1)          1,398,785         23.67            -            -            -            -             -            -
 Technology
 Portfolio (Class 1)          3,824,305          2.27            -            -            -            -             -            -
 Telecom Utility
 Portfolio (Class 1)            980,769         16.98            -            -            -            -             -            -
 Total Return Bond
 Portfolio (Class 1)          2,529,044         27.77            -            -            -            -             -            -
 Aggressive Growth
 Portfolio (Class 2)                  -             -            -            -        6,462        12.62             -            -
 Alliance Growth
 Portfolio (Class 2)                  -             -            -            -       11,462        31.08         4,353        30.96
 Balanced
 Portfolio (Class 2)                  -             -            -            -       12,761        16.58             -            -
 Blue Chip Growth
 Portfolio (Class 2)                  -             -            -            -        5,338         5.88             -            -
 Capital Growth
 Portfolio (Class 2)                  -             -            -            -        1,657         7.19             -            -
 Cash Management
 Portfolio (Class 2)                  -             -            -            -       62,032        12.87             -            -
 Corporate Bond
 Portfolio (Class 2)                  -             -            -            -       17,385        24.66             -            -
 Davis Venture Value
 Portfolio (Class 2)                  -             -            -            -       30,006        33.35        10,447        33.29
 "Dogs" of Wall Street
 Portfolio (Class 2)                  -             -            -            -        1,172        13.59             -            -
 Emerging Markets
 Portfolio (Class 2)                  -             -            -            -       11,536        16.67             -            -
 Equity Opportunities
 Portfolio (Class 2)                  -             -            -            -       14,910        18.12             -            -
 Foreign Value
 Portfolio (Class 2)                  -             -            -            -       12,724        14.76             -            -
 Fundamental Growth
 Portfolio (Class 2)                  -             -            -            -        3,909        16.57             -            -
 Global Bond
 Portfolio (Class 2)                  -             -            -            -       17,455        23.36             -            -
 Global Equities
 Portfolio (Class 2)                  -             -            -            -       14,737        18.43         5,694        18.40
 Growth Opportunities
 Portfolio (Class 2)                  -             -            -            -        3,806         5.80             -            -
 Growth-Income
 Portfolio (Class 2)                  -             -            -            -        7,473        28.35             -            -
 High-Yield Bond
 Portfolio (Class 2)                  -             -            -            -        5,729        22.45             -            -
 International
 Diversified
 Equities
 Portfolio (Class 2)                  -             -            -            -       28,497        11.11             -            -
 International
 Growth and Income
 Portfolio (Class 2)                  -             -            -            -        8,402        11.82             -            -
 Marsico Focused Growth
 Portfolio (Class 2)                  -             -            -            -            -            -             -            -
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 2)                  -             -            -            -        5,722        22.16             -            -
 MFS Total Return
 Portfolio (Class 2)                  -             -            -            -       23,196        27.70             -            -
 Mid-Cap Growth
 Portfolio (Class 2)                  -             -            -            -       23,495        11.06        19,081        11.04
 Real Estate
 Portfolio (Class 2)                  -             -            -            -       10,668        23.32             -            -
 Small & Mid Cap Value
 Portfolio (Class 2)                  -             -            -            -       25,510        18.51             -            -
 Technology
 Portfolio (Class 2)                  -             -            -            -        7,125         2.24         4,568         2.23
 Telecom Utility
 Portfolio (Class 2)                  -             -            -            -            -            -             -            -
 Total Return Bond
 Portfolio (Class 2)                  -             -            -            -            -            -             -            -
 Aggressive Growth
 Portfolio (Class 3)                  -             -            -            -      109,226        12.49        73,531         8.06
 Alliance Growth
 Portfolio (Class 3)                  -             -            -            -      440,125        30.81        81,284        10.09
 American Funds
 Asset Allocation
 SAST Portfolio
 (Class 3)                            -             -            -            -        2,065        10.15       661,848        10.11
 American Funds
 Global Growth SAST
 Portfolio (Class 3)                  -             -            -            -       57,443        10.06     2,499,244        10.12
 American Funds
 Growth SAST
 Portfolio (Class 3)                  -             -            -            -       53,954         9.68     1,340,544         9.62
 American Funds
 Growth-Income SAST
 Portfolio (Class 3)                  -             -            -            -       45,653         9.00       862,648         9.15
 Balanced
 Portfolio (Class 3)                  -             -            -            -      104,488        16.42       299,425        10.78
 Blue Chip Growth
 Portfolio (Class 3)                  -             -            -            -      129,494         5.82       551,512         9.85
 Capital Growth
 Portfolio (Class 3)                  -             -            -            -      202,707         7.11        13,026         9.47
 Cash Management
 Portfolio (Class 3)                  -             -            -            -    1,945,851        12.76       252,201         9.72
 Corporate Bond
 Portfolio (Class 3)                  -             -            -            -    1,535,144        24.34     1,498,771        14.10
 Davis Venture Value
 Portfolio (Class 3)                  -             -            -            -    1,031,470        33.06     1,577,236         9.32
 "Dogs" of Wall Street
 Portfolio (Class 3)                  -             -            -            -      127,876        13.45       238,509        11.49
 Emerging Markets
 Portfolio (Class 3)                  -             -            -            -      537,321        16.49       460,198        10.29
 Equity Opportunities
 Portfolio (Class 3)                  -             -            -            -      304,126        17.95        43,428         9.52
 Foreign Value
 Portfolio (Class 3)          1,190,604         14.64            -            -    1,058,342        14.64     3,039,407         8.26
 Fundamental Growth
 Portfolio (Class 3)                  -             -            -            -      120,014        16.42        23,172         9.68
 Global Bond
 Portfolio (Class 3)                  -             -            -            -      383,780        23.16       677,450        13.13
 Global Equities
 Portfolio (Class 3)                  -             -            -            -      118,247        18.22       152,035         8.51
 Growth Opportunities
 Portfolio (Class 3)                  -             -            -            -      705,318         5.74       898,816        11.13
 Growth-Income
 Portfolio (Class 3)                  -             -            -            -       54,573        28.10       357,212         9.55
 High-Yield Bond
 Portfolio (Class 3)                  -             -            -            -      281,889        22.26       422,877        11.17
 International
 Diversified
 Equities
 Portfolio (Class 3)                  -             -            -            -    1,151,808        11.02       194,943         8.39
 International
 Growth and
 Income
 Portfolio (Class 3)                  -             -            -            -      786,727        11.67       165,954         6.95
 Marsico Focused Growth
 Portfolio (Class 3)                  -             -            -            -       50,061        11.22       442,327        10.38
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 3)                  -             -            -            -      118,394        21.97     1,362,579        10.21
 MFS Total Return
 Portfolio (Class 3)                  -             -            -            -      675,320        27.45       278,340        10.54

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)  Offered in Polaris and Polaris II products.
(3)  Offered in PolarisAmerica product.
(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)  Offered in WM Diversified Strategies III product.
(7)  Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)


                                 Contracts With Total     Contracts With Total       Contracts With Total      Contracts With Total
                                 Expenses of 1.52% (2)    Expenses of 1.52% (3)     Expenses of 1.52% (4)      Expenses of 1.55% (5)
                          ----------------------------    --------------------       --------------------     ----------------------
                                            Unit                      Unit                       Unit                       Unit
                           Accumulation   value of    Accumulation  value of    Accumulation   value of    Accumulation   value of
                              units     accumulation   units       accumulation   units      accumulation     units     accumulation
Variable Accounts          outstanding     units       outstanding    units      outstanding     units      outstanding     units
-------------------------  ------------ ------------- ------------ ------------ ------------ ------------  ------------ ------------
SUNAMERICA SERIES
 TRUST (continued):
 Mid-Cap Growth
 Portfolio (Class 3)                  -  $         -             -  $         -      433,276  $     10.96       327,532  $     11.15
 Real Estate
 Portfolio (Class 3)                  -            -             -            -      333,674        23.10     1,141,288         8.24
 Small & Mid Cap Value
 Portfolio (Class 3)            797,817        18.35             -            -    1,037,494        18.35     1,702,623        11.00
 Small Company Value
 Portfolio (Class 3)                  -            -             -            -      457,440         9.28       935,585        10.07
 Technology
 Portfolio (Class 3)                  -            -             -            -      663,581         2.21        71,077        10.00
 Telecom Utility
 Portfolio (Class 3)                  -            -             -            -       16,890        16.58        87,952        12.30
 Total Return Bond
 Portfolio (Class 3)                  -            -             -            -       76,921        27.13     3,598,702        13.33

INVESCO VARIABLE
 INSURANCE FUNDS
 (Series II):
 Invesco Van Kampen
 V.I. Capital Growth Fund       378,933  $      9.90             -  $         -      103,908  $     10.06        64,759  $     10.88
 Invesco Van Kampen
 V.I. Comstock Fund           4,011,021        11.95             -            -      656,308        12.03     1,505,712         9.16
 Invesco Van Kampen
 V.I. Growth and
 Income Fund                  3,187,946        13.55             -            -    1,339,221        13.45     1,757,017         9.52

PRINCIPAL VARIABLE
 CONTRACTS FUNDS, INC.:
 Diversified International
 Account (Class 1)                    -  $         -             -  $         -            -  $         -        17,793  $      5.74
 Equity Income
 Account (Class 1)                    -            -             -            -            -            -       268,866         9.88
 Government & High
 Quality Bond
 Account (Class 1)                    -            -             -            -            -            -        93,651         8.23
 Income Account (Class 1)             -            -             -            -            -            -       152,500         9.34
 LargeCap Blend
 Account II (Class 1)                 -            -             -            -            -            -        78,807         6.41
 LargeCap Growth
 Account (Class 1)                    -            -             -            -            -            -        22,013         6.72
 MidCap Blend
 Account (Class 1)                    -            -             -            -            -            -        45,301        11.15
 Money Market
 Account (Class 1)                    -            -             -            -            -            -       149,781         5.93
 Principal Capital
 Appreciation Account
 (Class 1)                            -            -             -            -            -            -       109,620        12.57
 Real Estate Securities
 Account (Class 1)                    -            -             -            -            -            -         4,800        18.78
 SAM Balanced
 Portfolio (Class 1)                  -            -             -            -            -            -       796,753        10.64
 SAM Conservative Balanced
 Portfolio (Class 1)                  -            -             -            -            -            -       149,739         8.06
 SAM Conservative Growth
 Portfolio (Class 1)                  -            -             -            -            -            -       511,472        10.49
 SAM Flexible Income
 Portfolio (Class 1)                  -            -             -            -            -            -        87,386         9.55
 SAM Strategic Growth
 Portfolio (Class 1)                  -            -             -            -            -            -       172,229        10.92
 Short-Term Income
 Account (Class 1)                    -            -             -            -            -            -        56,581         7.45
 SmallCap Growth
 Account II (Class 1)                 -            -             -            -            -            -        14,341         6.26
 SmallCap Value
 Account I (Class 1)                  -            -             -            -            -            -         1,808         8.88
 Diversified International
 Account (Class 2)                    -            -             -            -            -            -             -            -
 Equity Income
 Account (Class 2)                    -            -             -            -            -            -             -            -
 Government & High
 Quality Bond Account
 (Class 2)                            -            -             -            -            -            -             -            -
 Income Account (Class 2)             -            -             -            -            -            -             -            -
 LargeCap Blend
 Account II (Class 2)                 -            -             -            -            -            -             -            -
 LargeCap Growth
 Account (Class 2)                    -            -             -            -            -            -             -            -
 MidCap Blend
 Account (Class 2)                    -            -             -            -            -            -             -            -
 Money Market
 Account (Class 2)                    -            -             -            -            -            -             -            -
 Principal Capital
 Appreciation
 Account (Class 2)                    -            -             -            -            -            -             -            -
 Real Estate Securities
 Account (Class 2)                    -            -             -            -            -            -             -            -
 SAM Balanced
 Portfolio (Class 2)                  -            -             -            -            -            -             -            -
 SAM Conservative Balanced
 Portfolio (Class 2)                  -            -             -            -            -            -             -            -
 SAM Conservative Growth
 Portfolio (Class 2)                  -            -             -            -            -            -             -            -
 SAM Flexible Income
 Portfolio (Class 2)                  -            -             -            -            -            -             -            -
 SAM Strategic Growth
 Portfolio (Class 2)                  -            -             -            -            -            -             -            -
 Short-Term Income
 Account (Class 2)                    -            -             -            -            -            -             -            -
 SmallCap Growth
 Account II (Class 2)                 -            -             -            -            -            -             -            -
 SmallCap Value
 Account I (Class 2)                  -            -             -            -            -            -             -            -

COLUMBIA FUNDS
 VARIABLE INSURANCE
 TRUST (Class 1):
 Columbia Variable
 Portfolio - Asset
 Allocation Fund                      -  $         -        56,850  $     11.46            -  $         -             -  $         -
 Columbia Variable
 Portfolio - Small
 Company Growth Fund                  -            -        45,600        11.43            -            -             -            -

COLUMBIA FUNDS
 VARIABLE INSURANCE
 TRUST I:
 Columbia Variable
 Portfolio - High
 Income Fund (Class 1)                -  $         -        36,841  $     19.47      286,155  $     19.40             -  $         -
 Columbia Variable
 Portfolio - Marsico
 Focused Equities
 Fund (Class 1)                       -            -        76,508        10.96      944,369        11.00             -            -
 Columbia Variable
 Portfolio - Marsico
 Growth Fund (Class 1)                -            -        41,993        10.47            -            -             -            -
 Columbia Variable
 Portfolio - Marsico
 21st Century
 Fund (Class 1)                       -            -         18,653       13.25            -            -             -            -
 Columbia Variable
 Portfolio - Mid Cap
 Growth Fund (Class 1)                -            -        24,364        10.82            -            -             -            -
 Columbia Variable
 Portfolio - Marsico
 International
 Opportunities Fund
 (Class 2)                            -            -        11,739         14.65           -            -             -            -

COLUMBIA FUNDS
 VARIABLE SERIES
 TRUST II (Class 1):
 Columbia Variable
 Portfolio - Diversified
 Equity Income Fund                   -  $         -        19,830  $     10.45            -  $         -             -  $         -

AMERICAN FUNDS
 INSURANCE SERIES:
 Asset Allocation
 Fund (Class 2)               4,014,867        15.83             -            -            -            -             -            -
 Global Growth
 Fund (Class 2)               3,602,012        20.65             -            -    1,221,195        20.65             -            -
 Growth Fund (Class 2)        5,079,824        18.66             -            -    1,782,883        18.66             -            -
 Growth-Income
 Fund (Class 2)               7,157,219        15.86             -            -    1,699,495        15.86             -            -
 Asset Allocation
 Fund (Class 3)                       -            -             -            -            -            -             -            -
 Cash Management
 Fund (Class 3)                       -            -             -            -            -            -             -            -
 Growth Fund (Class 3)                -            -             -            -            -            -             -            -
 Growth-Income
 Fund (Class 3)                       -            -             -            -            -            -             -            -
 High-Income Bond
 Fund (Class 3)                       -            -             -            -            -            -             -            -
 International
 Fund (Class 3)                       -            -             -            -            -            -             -            -
 U.S. Government/AAA-
 Rated Securities
 Fund (Class 3)                       -            -             -            -            -            -             -            -

LORD ABBETT SERIES
 FUND, INC. (Class VC):
 Growth and
 Income Portfolio             2,806,692  $     10.99             -  $         -      574,039  $     10.99       810,492  $      8.44
 Mid Cap Value Portfolio      1,849,361        12.99             -            -            -            -             -            -

STERLING CAPITAL
VARIABLE INSURANCE FUNDS:
 Sterling Capital
 Select Equity VIF                    -  $         -             -  $         -       29,836  $      8.71             -  $         -
 Sterling Capital
 Special Opportunities VIF            -            -             -            -      106,357        14.28             -            -
 Sterling Capital
 Strategic Allocation
 Equity VIF                           -            -             -            -       30,227         9.32             -            -
 Sterling Capital
 Total Return Bond VIF                -            -             -            -      114,399        12.91             -            -

MTB GROUP OF FUNDS:
 MTB Managed
 Allocation Fund -
 Moderate Growth II                   -  $         -             -  $         -            -  $         -             -  $         -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
 Franklin Income
 Securities Fund                      -  $         -             -  $         -            -  $         -       802,526  $     10.55
 Franklin Templeton
 VIP Founding Funds
 Allocation Fund                      -            -             -            -            -            -       211,278         8.94

SEASONS SERIES
 TRUST (Class 3):
 Allocation Balanced
 Portfolio                            -  $         -             -  $         -            -  $         -       966,659  $     11.32
 Allocation Growth
 Portfolio                            -            -             -            -            -            -       128,189        10.24
 Allocation Moderate
 Growth Portfolio                     -            -             -            -            -            -     1,305,989        10.56
 Allocation Moderate
 Portfolio                            -            -             -            -            -            -     1,127,868        11.01
 Real Return
 Portfolio                            -            -             -            -            -            -     1,655,870        11.90

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)  Offered in Polaris and Polaris II products.
(3)  Offered in PolarisAmerica product.
(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)  Offered in WM Diversified Strategies III product.
(7)  Offered in Polaris Platinum III product

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                              Contracts With Total       Contracts With Total       Contracts With Total     Contracts With Total
                              Expenses of 1.55% (6)        Expenses of 1.65%          Expenses of 1.70%      Expenses of 1.72% (4)
                           -------------------------- ------------------------  -------------------------  -------------------------
                                            Unit                      Unit                       Unit                       Unit
                           Accumulation   value of    Accumulation  value of    Accumulation   value of    Accumulation   value of
                              units     accumulation   units       accumulation   units      accumulation     units     accumulation
Variable Accounts          outstanding     units       outstanding    units      outstanding     units      outstanding     units
-------------------------  ------------ ------------- ------------ ------------ ------------ ------------  ------------ ------------
ANCHOR SERIES TRUST:
 Asset Allocation
 Portfolio (Class 1)                  -  $         -             -  $         -            -  $         -             -  $         -
 Capital Appreciation
 Portfolio (Class 1)                  -            -             -            -            -            -             -            -
 Government and
 Quality Bond
 Portfolio (Class 1)                  -            -             -            -            -            -             -            -
 Growth
 Portfolio (Class 1)                  -            -             -            -            -            -             -            -
 Natural Resources
 Portfolio (Class 1)                  -            -             -            -            -            -             -            -
 Asset Allocation
 Portfolio (Class 2)                  -            -             -            -            -            -        17,208        26.59
 Capital Appreciation
 Portfolio (Class 2)             17,936        48.43             -            -        9,755        47.75        26,059        46.92
 Government and
 Quality Bond
 Portfolio (Class 2)                 -             -             -            -             -           -        68,251        20.33
 Growth
 Portfolio (Class 2)                 -             -             -            -             -           -        15,289        29.92
 Natural Resources
 Portfolio (Class 2)                 -             -             -            -             -           -         5,525        44.87
 Asset Allocation
 Portfolio (Class 3)                 -             -        60,136        11.31             -           -       362,394        26.33
 Capital Appreciation
 Portfolio (Class 3)                 -             -     1,183,918        11.74             -           -       975,436        46.11
 Government and
 Quality Bond
 Portfolio (Class 3)                 -             -     1,985,781        11.97             -           -     3,495,796        20.15
 Growth
 Portfolio (Class 3)                 -             -       119,150         9.59             -           -       506,400        29.66
 Natural Resources
 Portfolio (Class 3)                 -             -       380,590         9.78             -           -       354,598        44.37

SUNAMERICA SERIES TRUST:
 Aggressive Growth
 Portfolio (Class 1)                 -  $          -             -  $         -             -  $        -             -  $         -
 Alliance Growth
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Balanced
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Blue Chip Growth
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Capital Growth
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Cash Management
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Corporate Bond
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Davis Venture Value
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 "Dogs" of Wall Street
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Emerging Markets
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Equity Opportunities
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Fundamental Growth
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Global Bond
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Global Equities
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Growth Opportunities
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Growth-Income
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 High-Yield Bond
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 International
 Diversified Equities
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 International Growth
 and Income
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Marsico Focused Growth
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 MFS Total Return
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Mid-Cap Growth
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Real Estate
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Technology
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Telecom Utility
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Total Return Bond
 Portfolio (Class 1)                 -             -             -            -             -           -             -            -
 Aggressive Growth
 Portfolio (Class 2)                 -             -             -            -             -           -         8,456        12.42
 Alliance Growth
 Portfolio (Class 2)             7,156         31.24             -            -         3,712       30.77         9,665        30.52
 Balanced
 Portfolio (Class 2)                 -             -             -            -             -           -        10,897        16.28
 Blue Chip Growth
 Portfolio (Class 2)                 -             -             -            -             -           -        21,462         5.77
 Capital Growth
 Portfolio (Class 2)                 -             -             -            -             -           -        28,382         7.08
 Cash Management
 Portfolio (Class 2)                 -             -             -            -             -           -        25,520        12.64
 Corporate Bond
 Portfolio (Class 2)                 -             -             -            -             -           -        24,274        24.18
 Davis Venture Value
 Portfolio (Class 2)                 -             -             -            -             -           -        34,709        32.69
 "Dogs" of Wall Street
 Portfolio (Class 2)                 -             -             -            -             -           -         9,875        13.36
 Emerging Markets
 Portfolio (Class 2)                 -             -             -            -             -           -         6,500        16.39
 Equity Opportunities
 Portfolio (Class 2)                 -             -             -            -             -           -         5,313        17.82
 Foreign Value
 Portfolio (Class 2)                 -             -             -            -             -           -         9,339        14.47
 Fundamental Growth
 Portfolio (Class 2)                 -             -             -            -             -           -        17,421        16.30
 Global Bond
 Portfolio (Class 2)                 -             -             -            -             -           -        11,973        22.98
 Global Equities
 Portfolio (Class 2)            13,627         18.48             -            -         6,300       18.80         9,253        18.14
 Growth Opportunities
 Portfolio (Class 2)                 -             -             -            -             -           -        21,462         5.68
 Growth-Income
 Portfolio (Class 2)                 -             -             -            -             -           -        17,730        27.87
 High-Yield Bond
 Portfolio (Class 2)                 -             -             -            -             -           -        18,852        22.08
 International
 Diversified Equities
 Portfolio (Class 2)                 -             -             -            -             -           -        40,094        10.94
 International Growth
 and Income
 Portfolio (Class 2)                 -             -             -            -             -           -        16,409        11.61
 Marsico Focused Growth
 Portfolio (Class 2)                 -             -             -            -             -           -             -            -
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 2)                 -             -             -            -             -           -         6,803        21.75
 MFS Total Return
 Portfolio (Class 2)                 -             -             -            -             -           -        45,989        27.20
 Mid-Cap Growth
 Portfolio (Class 2)             5,244         11.07             -            -         9,110       10.88        26,808        10.84
 Real Estate
 Portfolio (Class 2)                 -             -             -            -             -           -        10,408        22.93
 Small & Mid Cap Value
 Portfolio (Class 2)                 -             -             -            -             -           -        13,030        18.14
 Technology
 Portfolio (Class 2)            33,796          2.23             -            -        18,549        2.20         7,057         2.20
 Telecom Utility
 Portfolio (Class 2)                 -             -             -            -             -           -             -            -
 Total Return Bond
 Portfolio (Class 2)                 -             -             -            -             -           -             -            -
 Aggressive Growth
 Portfolio (Class 3)                 -             -       100,201         8.08             -           -        81,057        12.23
 Alliance Growth
 Portfolio (Class 3)                 -             -        92,901        10.03             -           -       742,837        30.24
 American Funds Asset
 Allocation SAST
 Portfolio (Class 3)                 -             -       935,735        10.06             -           -         1,523        10.08
 American Funds Global
 Growth SAST
 Portfolio (Class 3)                 -             -     3,105,823        10.06             -           -        47,804         9.97
 American Funds
 Growth SAST
 Portfolio (Class 3)                 -             -     1,696,273         9.57             -           -       151,705         9.59
 American Funds
 Growth-Income SAST
 Portfolio (Class 3)                 -             -     1,237,542         9.10             -           -        54,518         8.92
 Balanced
 Portfolio (Class 3)                 -             -       185,082        10.68             -           -       194,649        16.10
 Blue Chip Growth
 Portfolio (Class 3)                 -             -       563,024         9.80             -           -       261,501         5.71
 Capital Growth
 Portfolio (Class 3)                 -             -        90,299         9.37             -           -       465,649         6.98
 Cash Management
 Portfolio (Class 3)                 -             -       713,048         9.66             -           -     2,055,502        12.52
 Corporate Bond
 Portfolio (Class 3)                 -             -     2,178,277        14.00             -           -     2,514,385        23.97
 Davis Venture Value
 Portfolio (Class 3)                 -             -     1,869,690         9.27             -           -     1,799,299        32.46
 "Dogs" of Wall Street
 Portfolio (Class 3)                 -             -       166,684        11.43             -           -       268,785        13.20
 Emerging Markets
 Portfolio (Class 3)                 -             -       796,299        10.20             -           -       798,594        16.16
 Equity Opportunities
 Portfolio (Class 3)                 -             -        26,279         9.48             -           -       368,867        17.60
 Foreign Value
 Portfolio (Class 3)                 -             -     3,692,619         8.22             -           -     1,766,833        14.37
 Fundamental Growth
 Portfolio (Class 3)                 -             -       165,265         9.59             -           -       232,702        16.08
 Global Bond
 Portfolio (Class 3)                 -             -     1,150,100        13.06             -           -       571,989        22.67
 Global Equities
 Portfolio (Class 3)                 -             -       228,759         8.47             -           -       174,985        17.90
 Growth Opportunities
 Portfolio (Class 3)                 -             -     1,148,787        11.07             -           -       943,935         5.62
 Growth-Income
 Portfolio (Class 3)                 -             -       894,350         9.55             -           -        67,289        27.56
 High-Yield Bond
 Portfolio (Class 3)                 -             -       606,373        11.08             -           -       488,540        21.82
 International
 Diversified Equities
 Portfolio (Class 3)                 -             -       313,964         8.31             -           -     2,003,673        10.81
 International Growth
 and Income
 Portfolio (Class 3)                 -             -       525,877         6.90             -           -     1,365,085        11.48
 Marsico Focused Growth
 Portfolio (Class 3)                 -             -       600,649        10.30             -           -       169,291        11.03
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 3)                 -             -     1,806,553        10.11             -           -       215,621        21.56
 MFS Total Return
 Portfolio (Class 3)                 -             -       545,081        10.48             -           -     1,370,207        26.93

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)  Offered in Polaris and Polaris II products.
(3)  Offered in PolarisAmerica product.
(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)  Offered in WM Diversified Strategies III product.
(7)  Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                Contracts With Total     Contracts With Total       Contracts With Total     Contracts  With Total
                                Expenses of 1.55% (6)     Expenses of 1.65%          Expenses of 1.70%       Expenses  of 1.72% (4)
                          --------------------------- ------------------------  -------------------------  -------------------------
                                            Unit                      Unit                       Unit                      Unit
                           Accumulation   value of    Accumulation  value of    Accumulation   value of    Accumulation  value of
                              units     accumulation   units       accumulation   units      accumulation    units      accumulation
Variable Accounts          outstanding    units       outstanding    units      outstanding     units      outstanding     units
-------------------------  ------------ ------------  ------------ ------------ ------------ ------------  ------------ ------------
SUNAMERICA SERIES
 TRUST (continued):
 Mid-Cap Growth
 Portfolio  (Class 3)                 -  $         -       471,355  $     11.10            -  $         -       643,023  $     10.76
 Real Estate
 Portfolio  (Class 3)                 -            -     1,530,681         8.18            -            -       623,584        22.66
 Small & Mid Cap Value
 Portfolio  (Class 3)                 -            -     2,465,824        10.94            -            -     1,506,576        18.00
 Small Company Value
 Portfolio  (Class 3)                 -            -     1,222,934        10.03            -            -       703,510         9.18
 Technology
 Portfolio  (Class 3)                 -            -        62,731         9.93            -            -       950,889         2.17
 Telecom Utility
 Portfolio  (Class 3)                 -            -       125,235        12.29            -            -        75,531        16.22
 Total Return Bond
 Portfolio  (Class 3)                 -            -     4,534,092        13.28            -            -       130,736        26.61

INVESCO VARIABLE
 INSURANCE FUNDS
(Series II):
 Invesco Van Kampen
 V.I. Capital Growth Fund             -  $         -        77,144  $     10.85            -  $         -       182,350  $      9.88
 Invesco Van Kampen
 V.I. Comstock Fund              37,245        11.97     1,841,436         9.11       52,608        11.76     1,038,812        11.84
 Invesco Van Kampen
 V.I. Growth and
 Income Fund                          -            -     2,271,406         9.45            -            -     2,240,034        13.20

PRINCIPAL VARIABLE
 CONTRACTS FUNDS, INC.:
 Diversified International
 Account (Class 1)                    -  $         -             -  $         -            -  $         -             -  $         -
 Equity Income
 Account (Class 1)                    -            -             -            -            -            -             -            -
 Government & High
 Quality Bond
 Account (Class 1)                    -            -             -            -            -            -             -            -
 Income Account (Class 1)             -            -             -            -            -            -             -            -
 LargeCap Blend
 Account II (Class 1)                 -            -             -            -            -            -             -            -
 LargeCap Growth
 Account (Class 1)                    -            -             -            -            -            -             -            -
 MidCap Blend
 Account (Class 1)                    -            -             -            -            -            -             -            -
 Money Market
 Account (Class 1)                    -            -             -            -            -            -             -            -
 Principal Capital
 Appreciation Account
 (Class 1)                            -            -             -            -            -            -             -            -
 Real Estate
 Securities
 Account (Class 1)                    -            -             -            -            -            -             -            -
 SAM Balanced
 Portfolio  (Class 1)                 -            -             -            -            -            -             -            -
 SAM Conservative
 Balanced
 Portfolio  (Class 1)                 -            -             -            -            -            -             -            -
 SAM Conservative
 Growth
 Portfolio  (Class 1)                 -            -             -            -            -            -             -            -
 SAM Flexible Income
 Portfolio  (Class 1)                 -            -             -            -            -            -             -            -
 SAM Strategic Growth
 Portfolio  (Class 1)                 -            -             -            -            -            -             -            -
 Short-Term
 Income Account (Class 1)             -            -             -            -            -            -             -            -
 SmallCap Growth
 Account II (Class 1)                 -            -             -            -            -            -             -            -
 SmallCap Value
 Account I (Class 1)                  -            -             -            -            -            -             -            -
 Diversified
 International
 Account (Class 2)              131,802         5.61             -            -       36,810         5.51             -            -
 Equity Income
 Account (Class 2)              821,888         9.61             -            -      121,375         9.46             -            -
 Government & High
 Quality Bond
 Account (Class 2)              102,770         8.00             -            -       29,016         7.89             -            -
 Income Account (Class 2)       365,846         9.15             -            -       59,393         9.02             -            -
 LargeCap Blend
 Account II (Class 2)            66,728         6.22             -            -       11,254         6.13             -            -
 LargeCap Growth
 Account (Class 2)               40,520         6.56             -            -       12,980         6.46             -            -
 MidCap Blend
 Account (Class 2)               51,129        10.84             -            -        9,099        10.71             -            -
 Money Market
 Account (Class 2)              197,064         5.80             -            -       63,763         5.70             -            -
 Principal Capital
 Appreciation
 Account (Class 2)              141,396        12.20             -            -       33,059        12.02             -            -
 Real Estate
 Securities Account
 (Class 2)                       10,334        18.98             -            -        3,563        18.54             -            -
 SAM Balanced
 Portfolio  (Class 2)         1,781,664        10.40             -            -      872,080        10.25             -            -
 SAM Conservative
 Balanced
 Portfolio  (Class 2)           552,539         7.88             -            -      183,231         7.78             -            -
 SAM Conservative
 Growth
 Portfolio  (Class 2)           710,033        10.22             -            -      845,296        10.08             -            -
 SAM Flexible Income
 Portfolio  (Class 2)           867,201         9.31             -            -      114,441         9.17             -            -
 SAM Strategic Growth
 Portfolio  (Class 2)           364,148        10.65             -            -      330,805        10.49             -            -
 Short-Term
 Income Account (Class 2)       150,361         7.27             -            -       49,755         7.17             -            -
 SmallCap Growth
 Account II (Class 2)            28,639         6.08             -            -        7,319         5.99             -            -
 SmallCap Value
 Account I (Class 2)              7,152         8.82             -            -        3,171         8.72             -            -

COLUMBIA FUNDS
VARIABLE INSURANCE
TRUST (Class 1):
 Columbia Variable
 Portfolio  - Asset
 Allocation Fund                      -  $         -             -  $         -            -  $         -             -  $         -
 Columbia Variable
 Portfolio  - Small
 Company Growth Fund                  -            -             -            -            -            -             -            -

COLUMBIA FUNDS
VARIABLE INSURANCE
TRUST I:
 Columbia Variable
 Portfolio  - High Income
 Fund (Class 1)                       -  $         -             -  $         -            -  $         -       332,642  $     19.04
 Columbia Variable
 Portfolio  - Marsico
 Focused Equities
 Fund (Class 1)                       -            -             -            -            -            -       966,379        10.81
 Columbia Variable
 Portfolio  - Marsico
 Growth Fund (Class 1)                -            -             -            -            -            -             -            -
 Columbia Variable
 Portfolio  - Marsico
 21st Century
 Fund (Class 1)                       -            -             -            -            -            -             -            -
 Columbia Variable
 Portfolio  - Mid Cap
 Growth Fund (Class 1)                -            -             -            -            -            -             -            -
 Columbia Variable
 Portfolio  - Marsico
 International
 Opportunities
 Fund (Class 2)                       -            -             -            -            -            -             -            -

COLUMBIA FUNDS
VARIABLE SERIES
TRUST II (Class 1):
 Columbia Variable
 Portfolio  - Diversified
 Equity Income Fund                   -  $         -             -  $         -            -  $         -             -  $         -

AMERICAN FUNDS
INSURANCE SERIES:
 Asset Allocation
 Fund (Class 2)                       -            -             -            -            -            -             -            -
 Global Growth
 Fund (Class 2)                       -            -             -            -            -            -     1,844,261        20.27
 Growth Fund (Class 2)                -            -             -            -            -            -     3,107,534        18.31
 Growth-Income
 Fund (Class 2)                       -            -             -            -            -            -     3,141,414        15.56
 Asset Allocation
 Fund (Class 3)                       -            -             -            -            -            -             -            -
 Cash Management
 Fund (Class 3)                       -            -             -            -            -            -             -            -
 Growth Fund (Class 3)                -            -             -            -            -            -             -            -
 Growth-Income
 Fund (Class 3)                       -            -             -            -            -            -             -            -
 High-Income Bond
 Fund (Class 3)                       -            -             -            -            -            -             -            -
 International
 Fund (Class 3)                       -            -             -            -            -            -             -            -
 U.S. Government/AAA-
 Rated Securities
 Fund (Class 3)                       -            -             -            -            -            -             -            -

LORD ABBETT
SERIES FUND,
INC. (Class VC):
 Growth and Income
 Portfolio                            -  $         -     1,136,702  $      8.36            -  $         -     1,040,098  $     10.75
 Mid Cap Value
 Portfolio                            -            -             -            -            -            -             -            -

STERLING CAPITAL
VARIABLE INSURANCE
FUNDS:
 Sterling Capital
 Select Equity VIF                    -  $         -             -  $         -            -  $         -        16,489  $      8.43
 Sterling Capital
 Special Opportunities VIF            -            -             -            -            -            -       121,489        14.12
 Sterling Capital
 Strategic Allocation
 Equity VIF                           -            -             -            -            -            -         8,870         9.09
 Sterling Capital
 Total Return
 Bond VIF                             -            -             -            -            -            -        51,595        12.87

MTB GROUP
OF FUNDS:
 MTB Managed
 Allocation Fund -
 Moderate Growth II                   -  $         -             -  $         -            -  $         -             -  $         -

FRANKLIN TEMPLETON
VARIABLE INSURANCE
PRODUCTS TRUST (Class 2):
 Franklin Income
 Securities Fund                      -  $         -       996,875  $     10.48            -  $         -             -  $         -
 Franklin Templeton
 VIP Founding Funds
 Allocation Fund                      -            -       299,399         8.91            -            -             -            -

SEASONS SERIES
TRUST (Class 3):
 Allocation Balanced
 Portfolio                            -  $         -     1,031,081  $     11.24            -  $         -             -  $         -
 Allocation Growth
 Portfolio                            -            -       246,990        10.17            -            -             -            -
 Allocation Moderate
 Growth  Portfolio                    -            -     1,994,307        10.49            -            -             -            -
 Allocation Moderate
 Portfolio                            -            -     1,819,126        10.93            -            -             -            -
 Real Return
 Portfolio                            -            -     1,898,171        11.81            -            -             -            -

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)  Offered in Polaris and Polaris II products.
(3)  Offered in PolarisAmerica product.
(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)  Offered in WM Diversified Strategies III product.
(7)  Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                             Contracts With Total       Contracts With Total       Contracts With Total     Contracts With Total
                              Expenses of 1.77% (1)      Expenses of 1.77% (2)     Expenses of 1.77% (3)     Expenses of 1.80%
                          --------------------------- ------------------------- -------------------------  -------------------------
                                            Unit                      Unit                       Unit                       Unit
                           Accumulation   value of    Accumulation  value of    Accumulation   value of    Accumulation   value of
                              units     accumulation   units       accumulation   units      accumulation     units     accumulation
Variable Accounts          outstanding     units       outstanding    units      outstanding     units      outstanding     units
-------------------------  ------------ ------------- ------------ ------------ ------------ ------------  ------------ ------------
ANCHOR SERIES TRUST:
 Asset Allocation
 Portfolio  (Class 1)                 -  $         -        30,262  $     26.79            -  $         -             -  $         -
 Capital Appreciation
 Portfolio  (Class 1)                 -            -       149,934        46.69       24,255        12.63             -            -
 Government and
 Quality Bond
 Portfolio  (Class 1)                 -            -       156,924        20.46       22,570        13.98             -            -
 Growth
 Portfolio  (Class 1)                 -            -        55,814        30.08            -            -             -            -
 Natural Resources
 Portfolio  (Class 1)                 -            -        29,980        45.11            -            -             -            -
 Asset Allocation
 Portfolio  (Class 2)            47,242        26.42             -            -            -            -             -            -
 Capital Appreciation
 Portfolio  (Class 2)           131,760        46.16             -            -            -            -        11,295        45.87
 Government and
 Quality Bond
 Portfolio  (Class 2)           349,815        20.19             -            -            -            -             -            -
 Growth
 Portfolio  (Class 2)           127,107        29.71             -            -            -            -             -            -
 Natural Resources
 Portfolio  (Class 2)            76,455        44.49             -            -            -            -             -            -
 Asset Allocation
 Portfolio  (Class 3)            63,969        26.43             -            -            -            -         8,282        11.26
 Capital Appreciation
 Portfolio  (Class 3)           898,146        45.86             -            -            -            -        41,382        11.68
 Government and
 Quality Bond
 Portfolio  (Class 3)         4,225,104        20.04             -            -            -            -        44,819        11.89
 Growth
 Portfolio  (Class 3)           471,823        29.49             -            -            -            -         5,716         9.54
 Natural Resources
 Portfolio  (Class 3)           353,205        44.23             -            -            -            -        16,785         9.74

SUNAMERICA SERIES TRUST:
 Aggressive Growth
 Portfolio  (Class 1)                 -  $         -        17,579  $     12.49        2,016  $      6.61             -  $         -
 Alliance Growth
 Portfolio  (Class 1)                 -            -        61,287        30.84       19,312         8.45             -            -
 Balanced
 Portfolio  (Class 1)                 -            -        34,842        16.39       61,827         9.24             -            -
 Blue Chip Growth
 Portfolio  (Class 1)                 -            -        50,416         5.80       17,814         7.05             -            -
 Capital Growth
 Portfolio  (Class 1)                 -            -        56,498         7.10            -            -             -            -
 Cash Management
 Portfolio  (Class 1)                 -            -        98,384        12.71       35,874         9.90             -            -
 Corporate Bond
 Portfolio  (Class 1)                 -            -       123,745        24.34            -            -             -            -
 Davis Venture Value
 Portfolio  (Class 1)                 -            -       238,514        32.98       35,412        11.38             -            -
 "Dogs" of Wall Street
 Portfolio  (Class 1)                 -            -        46,014        13.41            -            -             -            -
 Emerging Markets
 Portfolio  (Class 1)                 -            -        39,249        16.47        3,759        24.67             -            -
 Equity Opportunities
 Portfolio  (Class 1)                 -            -        56,612        17.89            -            -             -            -
 Fundamental Growth
 Portfolio  (Class 1)                 -            -        27,251        16.38            7         6.76             -            -
 Global Bond
 Portfolio  (Class 1)                 -            -        43,289        23.09       12,437        15.16             -            -
 Global Equities
 Portfolio  (Class 1)                 -            -        24,157        18.21        3,827         8.37             -            -
 Growth Opportunities
 Portfolio  (Class 1)                 -            -        54,975         5.73            -            -             -            -
 Growth-Income
 Portfolio  (Class 1)                 -            -        59,667        28.05       15,311         8.90             -            -
 High-Yield Bond
 Portfolio  (Class 1)                 -            -        62,257        22.21            -            -             -            -
 International
 Diversified Equities
 Portfolio  (Class 1)                 -            -        50,013        10.97            -            -             -            -
 International Growth
 and Income
 Portfolio  (Class 1)                 -            -       110,387        11.66       22,896         8.37             -            -
 Marsico Focused Growth
 Portfolio  (Class 1)                 -            -       104,636        11.19            -            -             -            -
 MFS Massachusetts
 Investors Trust
 Portfolio  (Class 1)                 -            -        37,181        21.88        8,690        10.03             -            -
 MFS Total Return
 Portfolio  (Class 1)                 -            -       253,589        27.38       11,142        12.77             -            -
 Mid-Cap Growth
 Portfolio  (Class 1)                 -            -       222,417        10.93        9,027         6.52             -            -
 Real Estate
 Portfolio  (Class 1)                 -            -        20,242        23.03            -            -             -            -
 Technology
 Portfolio  (Class 1)                 -            -       105,951         2.21            -            -             -            -
 Telecom Utility
 Portfolio  (Class 1)                 -            -        15,853        16.52            -            -             -            -
 Total Return Bond
 Portfolio  (Class 1)                 -            -        44,311        27.07            -            -             -            -
 Aggressive Growth
 Portfolio  (Class 2)            47,500        12.30             -            -            -            -             -            -
 Alliance Growth
 Portfolio  (Class 2)            81,287        30.25             -            -            -            -           671        30.38
 Balanced
 Portfolio  (Class 2)            69,938        16.17             -            -            -            -             -            -
 Blue Chip Growth
 Portfolio  (Class 2)            84,658         5.73             -            -            -            -             -            -
 Capital Growth
 Portfolio  (Class 2)            46,409         7.01             -            -            -            -             -            -
 Cash Management
 Portfolio  (Class 2)           217,238        12.56             -            -            -            -             -            -
 Corporate Bond
 Portfolio  (Class 2)           177,925        24.01             -            -            -            -             -            -
 Davis Venture Value
 Portfolio  (Class 2)           257,790        32.49             -            -            -            -         3,398        32.42
 "Dogs" of Wall Street
 Portfolio  (Class 2)            70,163        13.23             -            -            -            -             -            -
 Emerging Markets
 Portfolio  (Class 2)            72,688        16.25             -            -            -            -             -            -
 Equity Opportunities
 Portfolio  (Class 2)            58,619        17.67             -            -            -            -             -            -
 Foreign Value
 Portfolio  (Class 2)           129,056        14.41             -            -            -            -             -            -
 Fundamental Growth
 Portfolio  (Class 2)            24,784        16.16             -            -            -            -             -            -
 Global Bond
 Portfolio  (Class 2)            65,825        22.76             -            -            -            -             -            -
 Global Equities
 Portfolio  (Class 2)            35,056        17.95             -            -            -            -         1,032        17.99
 Growth Opportunities
 Portfolio  (Class 2)           104,332         5.65             -            -            -            -             -            -
 Growth-Income
 Portfolio  (Class 2)            56,144        27.64             -            -            -            -             -            -
 High-Yield Bond
 Portfolio  (Class 2)           128,664        21.88             -            -            -            -             -            -
 International
 Diversified Equities
 Portfolio  (Class 2)           157,402        10.82             -            -            -            -             -            -
 International Growth
 and Income
 Portfolio  (Class 2)           119,703        11.53             -            -            -            -             -            -
 Marsico Focused
 Growth
 Portfolio  (Class 2)           165,683        11.05             -            -            -            -             -            -
 MFS Massachusetts
 Investors Trust
 Portfolio  (Class 2)            66,425        21.60             -            -            -            -             -            -
 MFS Total Return
 Portfolio  (Class 2)           226,977        27.00             -            -            -            -             -            -
 Mid-Cap Growth
 Portfolio  (Class 2)           176,491        10.77             -            -            -            -         8,755        10.76
 Real Estate
 Portfolio  (Class 2)            75,503        22.70             -            -            -            -             -            -
 Small & Mid
 Cap Value
 Portfolio  (Class 2)           138,173        18.08             -            -            -            -             -            -
 Technology
 Portfolio  (Class 2)           188,853         2.18             -            -            -            -        44,468         2.18
 Telecom Utility
 Portfolio  (Class 2)            44,448        16.33             -            -            -            -             -            -
 Total Return Bond
 Portfolio  (Class 2)            85,982        26.64             -            -            -            -             -            -
 Aggressive Growth
 Portfolio  (Class 3)           152,609        12.20             -            -            -            -         2,112         7.95
 Alliance Growth
 Portfolio  (Class 3)           260,033        30.08             -            -            -            -         4,091         9.95
 American Funds
 Asset Allocation
 SAST  Portfolio
 (Class 3)                    2,088,918        10.02             -            -            -            -        46,693         9.96
 American Funds
 Global Growth SAST
 Portfolio  (Class 3)         6,103,148         9.93             -            -            -            -        64,573         9.98
 American Funds
 Growth SAST
 Portfolio  (Class 3)         4,686,447         9.56             -            -            -            -        43,749         9.49
 American Funds
 Growth-Income SAST
 Portfolio  (Class 3)         4,434,362         8.88             -            -            -            -        18,825         9.02
 Balanced
 Portfolio  (Class 3)           131,815        16.03             -            -            -            -        75,928        10.62
 Blue Chip Growth
 Portfolio  (Class 3)         1,451,175         5.68             -            -            -            -        18,124         9.71
 Capital Growth
 Portfolio  (Class 3)         1,421,232         7.00             -            -            -            -         4,193         9.28
 Cash Management
 Portfolio  (Class 3)         1,471,799        12.44             -            -            -            -         1,293         9.58
 Corporate Bond
 Portfolio  (Class 3)         3,564,709        23.80             -            -            -            -        53,764        13.91
 Davis Venture Value
 Portfolio  (Class 3)         1,727,250        32.27             -            -            -            -        49,092         9.20
 "Dogs" of Wall Street
 Portfolio  (Class 3)           245,426        13.15             -            -            -            -         4,372        11.13
 Emerging Markets
 Portfolio  (Class 3)         1,271,587        16.11             -            -            -            -        20,261        10.14
 Equity Opportunities
 Portfolio  (Class 3)            90,609        17.52             -            -            -            -         3,193         9.30
 Foreign Value
 Portfolio  (Class 3)         4,008,464        14.29        40,339        14.29            -            -        89,394         8.15
 Fundamental Growth
 Portfolio  (Class 3)         1,036,958        16.02             -            -            -            -        14,934         9.53
 Global Bond
 Portfolio  (Class 3)         1,193,945        22.53             -            -            -            -        38,774        12.95
 Global Equities
 Portfolio  (Class 3)           183,983        17.73             -            -            -            -         4,695         8.38
 Growth Opportunities
 Portfolio  (Class 3)         3,827,244         5.61             -            -            -            -        23,252        10.98
 Growth-Income
 Portfolio  (Class 3)           115,883        27.43             -            -            -            -        20,032         9.22
 High-Yield Bond
 Portfolio  (Class 3)           637,502        21.72             -            -            -            -        12,010        11.05
 International
 Diversified Equities
 Portfolio  (Class 3)         1,909,125        10.76             -            -            -            -        12,543         8.27
 International
 Growth and Income
 Portfolio  (Class 3)         2,980,199        11.43             -            -            -            -        27,965         6.86
 Marsico Focused
 Growth
 Portfolio  (Class 3)           947,418        10.96             -            -            -            -        11,836        10.23
 MFS Massachusetts
 Investors Trust
 Portfolio  (Class 3)         1,407,052        21.45             -            -            -            -        39,283        10.02
 MFS Total Return
 Portfolio  (Class 3)           697,496        26.79             -            -            -            -        15,351        10.34

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)  Offered in Polaris and Polaris II products.
(3)  Offered in PolarisAmerica product.
(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)  Offered in WM Diversified Strategies III product.
(7)  Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                 Contracts With Total     Contracts With Total       Contracts With Total     Contracts With Total
                                 Expenses of 1.77% (1)    Expenses of 1.77% (2)      Expenses of 1.77% (3)      Expenses of 1.80%
                           --------------------------     --------------------       --------------------     ----------------------
                                            Unit                      Unit                       Unit                      Unit
                           Accumulation   value of    Accumulation  value of    Accumulation   value of    Accumulation  value of
                              units     accumulation   units       accumulation   units      accumulation    units      accumulation
Variable Accounts          outstanding    units       outstanding    units      outstanding     units      outstanding     units
-------------------------  ------------ ------------  ------------ ------------ ------------ ------------  ------------ ------------
SUNAMERICA SERIES
 TRUST (continued):
 Mid-Cap Growth
 Portfolio  (Class 3)         1,037,344  $     10.69             -  $         -            -  $         -        12,485  $     10.94
 Real Estate
 Portfolio  (Class 3)         1,487,333        22.56             -            -            -            -        42,349         8.13
 Small & Mid Cap Value
 Portfolio  (Class 3)         3,372,059         17.90       20,148        17.90            -            -        58,803        10.85
 Small Company Value
 Portfolio  (Class 3)         3,025,985          9.15            -            -            -            -        30,406         9.94
 Technology
 Portfolio  (Class 3)           946,743          2.16            -            -            -            -         4,184         9.81
 Telecom Utility
 Portfolio  (Class 3)           148,800         16.36            -            -            -            -         4,884        12.18
 Total Return Bond
 Portfolio  (Class 3)         3,183,645         26.68            -            -            -            -       117,564        13.12

INVESCO VARIABLE
 INSURANCE FUNDS
 (Series II):
 Invesco Van Kampen
 V.I. Capital Growth Fund       181,067  $       9.71       40,145  $      9.61            -  $         -            24  $     10.71
 Invesco Van Kampen
 V.I. Comstock Fund           3,116,259         11.68      243,140        11.66            -            -        38,077         9.04
 Invesco Van Kampen
 V.I. Growth and
 Income Fund                 4,933,600         13.19       156,160        13.21            -            -        56,936         9.40

PRINCIPAL VARIABLE
 CONTRACTS FUNDS, INC.:
 Diversified International
 Account (Class 1)                   -  $          -             -  $         -            -  $         -        12,139  $      5.62
 Equity Income
 Account (Class 1)                   -             -             -            -            -            -       177,352         9.63
 Government & High
 Quality Bond
 Account (Class 1)                   -             -             -            -            -            -       106,218         8.04
 Income Account (Class 1)            -             -             -            -            -            -        85,842         9.10
 LargeCap Blend
 Account II (Class 1)                -             -             -            -            -            -        44,184         6.24
 LargeCap Growth
 Account (Class 1)                   -             -             -            -            -            -         4,497         6.54
 MidCap Blend
 Account (Class 1)                   -             -             -            -            -            -        42,423        10.87
 Money Market
 Account (Class 1)                   -             -             -            -            -            -        13,025         5.72
 Principal Capital
 Appreciation
 Account (Class 1)                   -             -             -            -            -            -        78,995        12.25
 Real Estate
 Securities
 Account (Class 1)                   -             -             -            -            -            -             8        18.46
 SAM Balanced
 Portfolio  (Class 1)          125,030         10.40             -            -            -            -       845,321        10.36
 SAM Conservative
 Balanced
 Portfolio  (Class 1)                -             -             -            -            -            -       133,765         7.85
 SAM Conservative
 Growth
 Portfolio  (Class 1)           91,305         10.25             -            -            -            -       386,431        10.23
 SAM Flexible Income
 Portfolio  (Class 1)                -             -             -            -            -            -       207,975         9.29
 SAM Strategic Growth
 Portfolio  (Class 1)           36,065         10.67             -            -            -            -        71,275        10.66
 Short-Term Income
 Account (Class 1)                   -             -             -            -            -            -       142,692         7.23
 SmallCap Growth
 Account II (Class 1)                -             -             -            -            -            -        27,594         6.10
 SmallCap Value
 Account I (Class 1)                 -             -             -            -            -            -         1,798         8.66
 Diversified International
 Account (Class 2)                   -             -             -            -            -            -             -            -
 Equity Income
 Account (Class 2)              22,320          9.16             -            -            -            -             -            -
 Government & High
 Quality Bond
 Account (Class 2)                   -             -             -            -            -            -             -            -
 Income Account (Class 2)            -             -             -            -            -            -             -            -
 LargeCap Blend
 Account II (Class 2)                -             -             -            -            -            -             -            -
 LargeCap Growth
 Account (Class 2)                   -             -             -            -            -            -             -            -
 MidCap Blend
 Account (Class 2)                   -             -             -            -            -            -             -            -
 Money Market
 Account (Class 2)                   -             -             -            -            -            -             -            -
 Principal Capital
 Appreciation
 Account (Class 2)                   -             -             -            -            -            -             -            -
 Real Estate
 Securities
 Account (Class 2)                   -             -             -            -            -            -             -            -
 SAM Balanced
 Portfolio  (Class 2)          137,145         10.15             -            -            -            -             -            -
 SAM Conservative
 Balanced
 Portfolio  (Class 2)           42,952         10.88             -            -            -            -             -            -
 SAM Conservative
 Growth
 Portfolio  (Class 2)           27,979          9.98             -            -            -            -             -            -
 SAM Flexible Income
 Portfolio  (Class 2)                4         11.36             -            -            -            -             -            -
 SAM Strategic Growth
 Portfolio  (Class 2)           35,066         10.42             -            -            -            -             -            -
 Short-Term
 Income Account (Class 2)            -             -             -            -            -            -             -            -
 SmallCap Growth
 Account II (Class 2)                -             -             -            -            -            -             -            -
 SmallCap Value
 Account I (Class 2)                 -             -             -            -            -            -             -            -

COLUMBIA FUNDS
 VARIABLE INSURANCE
 TRUST (Class 1):
 Columbia Variable
 Portfolio  - Asset
 Allocation Fund                   154  $      11.17             -  $         -        1,474  $     11.17             -  $         -
 Columbia Variable
 Portfolio  - Small
 Company Growth Fund             3,215         11.12             -            -        7,616         11.12            -            -

COLUMBIA FUNDS
 VARIABLE INSURANCE
 TRUST I:
 Columbia Variable
 Portfolio  - High
 Income Fund (Class 1)         116,039  $      18.97             -  $         -       16,261  $      18.97            -  $         -
 Columbia Variable
 Portfolio  - Marsico
 Focused Equities
 Fund (Class 1)                261,683         10.66             -            -       21,481         10.66            -            -
 Columbia Variable
 Portfolio  - Marsico
 Growth Fund (Class 1)          13,571         10.19             -            -       17,021         10.19            -            -
 Columbia Variable
 Portfolio  - Marsico
 21st Century
 Fund (Class 1)                    811         12.91             -            -       12,088         12.91            -            -
 Columbia Variable
 Portfolio  - Mid Cap
 Growth Fund (Class 1)             116          9.83             -            -       12,658          9.83            -            -
 Columbia Variable
 Portfolio  - Marsico
 International
 Opportunities
 Fund (Class 2)                  6,923         14.30             -            -        7,771         14.30            -            -

COLUMBIA FUNDS
 VARIABLE SERIES
 TRUST II (Class 1):
 Columbia Variable
 Portfolio  - Diversified
 Equity Income Fund             10,184  $      10.16             -  $         -       19,268  $      10.16            -  $         -

AMERICAN FUNDS
INSURANCE SERIES:
 Asset Allocation
 Fund (Class 2)                 12,246         15.47       232,662        15.47            -             -            -            -
 Global Growth
 Fund (Class 2)                411,216         20.17        88,303        20.17            -             -            -            -
 Growth Fund (Class 2)         552,298         18.23       175,356        18.23            -             -            -            -
 Growth-Income
 Fund (Class 2)                690,019         15.49       257,920        15.49            -             -            -            -
 Asset Allocation
 Fund (Class 3)                      -             -             -            -            -             -            -            -
 Cash Management
 Fund (Class 3)                      -             -             -            -            -             -            -            -
 Growth Fund (Class 3)               -             -             -            -            -             -            -            -
 Growth-Income
 Fund (Class 3)                      -             -             -            -            -             -            -            -
 High-Income Bond
 Fund (Class 3)                      -             -             -            -            -             -            -            -
 International
 Fund (Class 3)                      -             -             -            -            -             -            -            -
 U.S. Government/AAA-
 Rated Securities
 Fund (Class 3)                      -             -             -            -            -             -            -            -

LORD ABBETT SERIES
 FUND, INC. (Class VC):
 Growth and Income
 Portfolio                   3,330,748  $      10.72       170,264  $     10.72            -  $          -       32,656  $      8.35
 Mid Cap Value
 Portfolio                       3,064         12.68       126,614        12.68            -             -            -            -

STERLING CAPITAL
 VARIABLE
 INSURANCE FUNDS:
 Sterling Capital
 Select Equity VIF              33,311  $       8.53             -  $         -            -  $          -            -  $         -
 Sterling Capital
 Special Opportunities VIF     182,955         14.04             -            -            -             -            -            -
 Sterling Capital
 Strategic Allocation
 Equity VIF                     32,323          9.14             -            -            -             -            -            -
 Sterling Capital
 Total Return
 Bond VIF                      120,149         12.71             -            -            -             -            -            -

MTB GROUP OF
 FUNDS:
 MTB Managed
 Allocation Fund -
 Moderate Growth II                 17  $       8.98             -  $         -            -  $          -            -  $         -

FRANKLIN TEMPLETON
VARIABLE INSURANCE
PRODUCTS TRUST (Class 2):
 Franklin Income
 Securities Fund             1,063,502  $      10.42             -  $         -            -  $          -       51,158  $     10.42
 Franklin Templeton
 VIP Founding Funds
 Allocation Fund               777,914          8.86             -            -            -             -       13,501         8.85

SEASONS SERIES
 TRUST (Class 3):
 Allocation Balanced
 Portfolio                     701,267  $      11.28             -  $         -            -  $          -       38,399  $     11.13
 Allocation Growth
 Portfolio                      73,365         10.20             -            -            -             -       10,621        10.06
 Allocation Moderate
 Growth  Portfolio           1,477,819         10.52             -            -            -             -       99,510        10.38
 Allocation Moderate
 Portfolio                     869,976         10.96             -            -            -             -       74,932        10.82
 Real Return
 Portfolio                   2,085,489         11.85             -            -            -             -       58,231        11.69

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)  Offered in Polaris and Polaris II products.
(3)  Offered in PolarisAmerica product.
(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)  Offered in WM Diversified Strategies III product.
(7)  Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                                  Contracts  With Total          Contracts With Total
                                                                      Expenses of 1.90%         Expenses Of 1.95% (6)
                                                          -----------------------------  ----------------------------
                                                          Accumulation   Unit value  of  Accumulation   Unit value of
                                                                 Units     accumulation         Units    accumulation
Variable Accounts                                          outstanding            units   outstanding           units
-------------------------------------------------------   ------------  ---------------  ------------  --------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                               -  $             -             -  $            -
  Capital Appreciation Portfolio (Class 1)                           -                -             -               -
  Government and Quality Bond Portfolio (Class 1)                    -                -             -               -
  Growth Portfolio (Class 1)                                         -                -             -               -
  Natural Resources Portfolio (Class 1)                              -                -             -               -
  Asset Allocation Portfolio (Class 2)                               -                -             -               -
  Capital Appreciation Portfolio (Class 2)                           -                -           893           46.60
  Government and Quality Bond Portfolio (Class 2)                    -                -             -               -
  Growth Portfolio (Class 2)                                         -                -             -               -
  Natural Resources Portfolio (Class 2)                              -                -             -               -
  Asset Allocation Portfolio (Class 3)                          47,941            11.14             -               -
  Capital Appreciation Portfolio (Class 3)                     702,415            11.57             -               -
  Government and Quality Bond Portfolio (Class 3)            1,703,580            11.85             -               -
  Growth Portfolio (Class 3)                                   225,865             9.50             -               -
  Natural Resources Portfolio (Class 3)                        275,373             9.66             -               -

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                              -  $             -             -  $            -
  Alliance Growth Portfolio (Class 1)                                -                -             -               -
  Balanced Portfolio (Class 1)                                       -                -             -               -
  Blue Chip Growth Portfolio (Class 1)                               -                -             -               -
  Capital Growth Portfolio (Class 1)                                 -                -             -               -
  Cash Management Portfolio (Class 1)                                -                -             -               -
  Corporate Bond Portfolio (Class 1)                                 -                -             -               -
  Davis Venture Value Portfolio (Class 1)                            -                -             -               -
  "Dogs" of Wall Street Portfolio (Class 1)                          -                -             -               -
  Emerging Markets Portfolio (Class 1)                               -                -             -               -
  Equity Opportunities Portfolio (Class 1)                           -                -             -               -
  Fundamental Growth Portfolio (Class 1)                             -                -             -               -
  Global Bond Portfolio (Class 1)                                    -                -             -               -
  Global Equities Portfolio (Class 1)                                -                -             -               -
  Growth Opportunities Portfolio (Class 1)                           -                -             -               -
  Growth-Income Portfolio (Class 1)                                  -                -             -               -
  High-Yield Bond Portfolio (Class 1)                                -                -             -               -
  International Diversified Equities Portfolio (Class 1)             -                -             -               -
  International Growth and Income Portfolio (Class 1)                -                -             -               -
  Marsico Focused Growth Portfolio (Class 1)                         -                -             -               -
  MFS Massachusetts Investors Trust Portfolio (Class 1)              -                -             -               -
  MFS Total Return Portfolio (Class 1)                               -                -             -               -
  Mid-Cap Growth Portfolio (Class 1)                                 -                -             -               -
  Real Estate Portfolio (Class 1)                                    -                -             -               -
  Technology Portfolio (Class 1)                                     -                -             -               -
  Telecom Utility Portfolio (Class 1)                                -                -             -               -
  Total Return Bond Portfolio (Class 1)                              -                -             -               -
  Aggressive Growth Portfolio (Class 2)                              -                -             -               -
  Alliance Growth Portfolio (Class 2)                                -                -            72           29.75
  Balanced Portfolio (Class 2)                                       -                -             -               -
  Blue Chip Growth Portfolio (Class 2)                               -                -             -               -
  Capital Growth Portfolio (Class 2)                                 -                -             -               -
  Cash Management Portfolio (Class 2)                                -                -             -               -
  Corporate Bond Portfolio (Class 2)                                 -                -             -               -
  Davis Venture Value Portfolio (Class 2)                            -                -             -               -
  "Dogs" of Wall Street Portfolio (Class 2)                          -                -             -               -
  Emerging Markets Portfolio (Class 2)                               -                -             -               -
  Equity Opportunities Portfolio (Class 2)                           -                -             -               -
  Foreign Value Portfolio (Class 2)                                  -                -             -               -
  Fundamental Growth Portfolio (Class 2)                             -                -             -               -
  Global Bond Portfolio (Class 2)                                    -                -             -               -
  Global Equities Portfolio (Class 2)                                -                -            84           17.69
  Growth Opportunities Portfolio (Class 2)                           -                -             -               -
  Growth-Income Portfolio (Class 2)                                  -                -             -               -
  High-Yield Bond Portfolio (Class 2)                                -                -             -               -
  International Diversified Equities Portfolio (Class 2)             -                -             -               -
  International Growth and Income Portfolio (Class 2)                -                -             -               -
  Marsico Focused Growth Portfolio (Class 2)                         -                -             -               -
  MFS Massachusetts Investors Trust Portfolio (Class 2)              -                -             -               -
  MFS Total Return Portfolio (Class 2)                               -                -             -               -
  Mid-Cap Growth Portfolio (Class 2)                                 -                -         4,052           10.62
  Real Estate Portfolio (Class 2)                                    -                -             -               -
  Small & Mid Cap Value Portfolio (Class 2)                          -                -             -               -
  Technology Portfolio (Class 2)                                     -                -            39            2.14
  Telecom Utility Portfolio (Class 2)                                -                -             -               -
  Total Return Bond Portfolio (Class 2)                              -                -             -               -
  Aggressive Growth Portfolio (Class 3)                         79,093             8.00             -               -
  Alliance Growth Portfolio (Class 3)                           32,549             9.88             -               -
  American Funds Asset Allocation SAST Portfolio (Class 3)     474,363             9.94             -               -
  American Funds Global Growth SAST Portfolio (Class 3)      1,931,249             9.94             -               -
  American Funds Growth SAST Portfolio (Class 3)             1,397,614             9.46             -               -
  American Funds Growth-Income SAST Portfolio (Class 3)      1,036,999             9.00             -               -
  Balanced Portfolio (Class 3)                                 165,290            10.56             -               -
  Blue Chip Growth Portfolio (Class 3)                         321,296             9.66             -               -
  Capital Growth Portfolio (Class 3)                           189,702             9.27             -               -
  Cash Management Portfolio (Class 3)                          326,488             9.54             -               -
  Corporate Bond Portfolio (Class 3)                         1,478,905            13.85             -               -
  Davis Venture Value Portfolio (Class 3)                    1,304,704             9.17             -               -
  "Dogs" of Wall Street Portfolio (Class 3)                    113,600            11.30             -               -
  Emerging Markets Portfolio (Class 3)                         448,511            10.09             -               -
  Equity Opportunities Portfolio (Class 3)                      25,601             9.37             -               -
  Foreign Value Portfolio (Class 3)                          2,258,108             8.13             -               -
  Fundamental Growth Portfolio (Class 3)                       317,410             9.50             -               -
  Global Bond Portfolio (Class 3)                              598,790            12.92             -               -
  Global Equities Portfolio (Class 3)                           94,569             8.36             -               -
  Growth Opportunities Portfolio (Class 3)                     680,411            10.93             -               -
  Growth-Income Portfolio (Class 3)                            425,903             9.43             -               -
  High-Yield Bond Portfolio (Class 3)                          310,174            10.92             -               -
  International Diversified Equities Portfolio (Class 3)       431,597             8.23             -               -
  International Growth and Income Portfolio (Class 3)          763,720             6.83             -               -
  Marsico Focused Growth Portfolio (Class 3)                   367,101            10.17             -               -
  MFS Massachusetts Investors Trust Portfolio (Class 3)      1,086,751             9.98             -               -
  MFS Total Return Portfolio (Class 3)                         283,129            10.35             -               -

                                                                 Contracts  With  Total                 Contracts  With  Total
                                                                  Expenses  of 1.95% (7)                  Expenses of 1.97% (4)
                                                         -------------------------------   ------------------------------------
                                                         Accumulation         Unit value       Accumulation       Unit value of
                                                                units    of accumulation              units        accumulation
Variable Accounts                                         outstanding              units        outstanding               units
-------------------------------------------------------  ------------   ----------------  -----------------  ------------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                               -  $              -                  -  $                 -
  Capital Appreciation Portfolio (Class 1)                           -                 -                  -                    -
  Government and Quality Bond Portfolio (Class 1)                    -                 -                  -                    -
  Growth Portfolio (Class 1)                                         -                 -                  -                    -
  Natural Resources Portfolio (Class 1)                              -                 -                  -                    -
  Asset Allocation Portfolio (Class 2)                               -                 -             25,689                25.91
  Capital Appreciation Portfolio (Class 2)                           -                 -             11,313                45.82
  Government and Quality Bond Portfolio (Class 2)                    -                 -             25,159                19.84
  Growth Portfolio (Class 2)                                         -                 -              4,207                29.23
  Natural Resources Portfolio (Class 2)                              -                 -              1,901                43.84
  Asset Allocation Portfolio (Class 3)                           5,905             11.14             16,925                25.73
  Capital Appreciation Portfolio (Class 3)                      57,042             11.70            101,324                45.03
  Government and Quality Bond Portfolio (Class 3)               62,574             11.90            321,608                19.67
  Growth Portfolio (Class 3)                                     1,904              9.46             44,041                28.97
  Natural Resources Portfolio (Class 3)                        119,185              9.75             30,144                43.38

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                              -  $              -                  -  $                 -
  Alliance Growth Portfolio (Class 1)                                -                 -                  -                    -
  Balanced Portfolio (Class 1)                                       -                 -                  -                    -
  Blue Chip Growth Portfolio (Class 1)                               -                 -                  -                    -
  Capital Growth Portfolio (Class 1)                                 -                 -                  -                    -
  Cash Management Portfolio (Class 1)                                -                 -                  -                    -
  Corporate Bond Portfolio (Class 1)                                 -                 -                  -                    -
  Davis Venture Value Portfolio (Class 1)                            -                 -                  -                    -
  "Dogs" of Wall Street Portfolio (Class 1)                          -                 -                  -                    -
  Emerging Markets Portfolio (Class 1)                               -                 -                  -                    -
  Equity Opportunities Portfolio (Class 1)                           -                 -                  -                    -
  Fundamental Growth Portfolio (Class 1)                             -                 -                  -                    -
  Global Bond Portfolio (Class 1)                                    -                 -                  -                    -
  Global Equities Portfolio (Class 1)                                -                 -                  -                    -
  Growth Opportunities Portfolio (Class 1)                           -                 -                  -                    -
  Growth-Income Portfolio (Class 1)                                  -                 -                  -                    -
  High-Yield Bond Portfolio (Class 1)                                -                 -                  -                    -
  International Diversified Equities Portfolio (Class 1)             -                 -                  -                    -
  International Growth and Income Portfolio (Class 1)                -                 -                  -                    -
  Marsico Focused Growth Portfolio (Class 1)                         -                 -                  -                    -
  MFS Massachusetts Investors Trust Portfolio (Class 1)              -                 -                  -                    -
  MFS Total Return Portfolio (Class 1)                               -                 -                  -                    -
  Mid-Cap Growth Portfolio (Class 1)                                 -                 -                  -                    -
  Real Estate Portfolio (Class 1)                                    -                 -                  -                    -
  Technology Portfolio (Class 1)                                     -                 -                  -                    -
  Telecom Utility Portfolio (Class 1)                                -                 -                  -                    -
  Total Return Bond Portfolio (Class 1)                              -                 -                  -                    -
  Aggressive Growth Portfolio (Class 2)                              -                 -                530                12.08
  Alliance Growth Portfolio (Class 2)                                -                 -              4,621                29.80
  Balanced Portfolio (Class 2)                                       -                 -             10,085                15.89
  Blue Chip Growth Portfolio (Class 2)                               -                 -              1,960                 5.64
  Capital Growth Portfolio (Class 2)                                 -                 -              1,740                 6.90
  Cash Management Portfolio (Class 2)                                -                 -              6,865                12.34
  Corporate Bond Portfolio (Class 2)                                 -                 -             18,898                23.61
  Davis Venture Value Portfolio (Class 2)                            -                 -             13,539                31.91
  "Dogs" of Wall Street Portfolio (Class 2)                          -                 -              3,805                13.04
  Emerging Markets Portfolio (Class 2)                               -                 -              1,620                15.97
  Equity Opportunities Portfolio (Class 2)                           -                 -              1,479                17.34
  Foreign Value Portfolio (Class 2)                                  -                 -              1,764                13.97
  Fundamental Growth Portfolio (Class 2)                             -                 -              2,366                15.86
  Global Bond Portfolio (Class 2)                                    -                 -              4,960                22.41
  Global Equities Portfolio (Class 2)                                -                 -              1,572                17.71
  Growth Opportunities Portfolio (Class 2)                           -                 -              4,629                 5.55
  Growth-Income Portfolio (Class 2)                                  -                 -              5,201                27.11
  High-Yield Bond Portfolio (Class 2)                                -                 -             11,618                21.47
  International Diversified Equities Portfolio (Class 2)             -                 -             32,695                10.66
  International Growth and Income Portfolio (Class 2)                -                 -              8,874                11.36
  Marsico Focused Growth Portfolio (Class 2)                         -                 -                  -                    -
  MFS Massachusetts Investors Trust Portfolio (Class 2)              -                 -              2,721                21.30
  MFS Total Return Portfolio (Class 2)                               -                 -             26,017                26.54
  Mid-Cap Growth Portfolio (Class 2)                                 -                 -             15,024                10.59
  Real Estate Portfolio (Class 2)                                    -                 -              5,844                22.35
  Small & Mid Cap Value Portfolio (Class 2)                          -                 -              6,973                17.74
  Technology Portfolio (Class 2)                                     -                 -              2,320                 2.14
  Telecom Utility Portfolio (Class 2)                                -                 -                  -                    -
  Total Return Bond Portfolio (Class 2)                              -                 -                  -                    -
  Aggressive Growth Portfolio (Class 3)                          7,075              7.97              5,334                11.95
  Alliance Growth Portfolio (Class 3)                              940              9.89             39,802                29.53
  American Funds Asset Allocation SAST Portfolio (Class 3)      46,165              9.93              2,202                 9.92
  American Funds Global Growth SAST Portfolio (Class 3)        141,456             10.00              1,596                 9.84
  American Funds Growth SAST Portfolio (Class 3)               119,281              9.51                  2                 9.53
  American Funds Growth-Income SAST Portfolio (Class 3)        106,740              9.04                107                 8.77
  Balanced Portfolio (Class 3)                                   7,832             10.62             15,724                15.74
  Blue Chip Growth Portfolio (Class 3)                          28,190              9.73             19,370                 5.58
  Capital Growth Portfolio (Class 3)                            11,195              9.28             33,534                 6.83
  Cash Management Portfolio (Class 3)                           50,029              9.56            176,473                12.23
  Corporate Bond Portfolio (Class 3)                            61,324             13.92            173,315                23.41
  Davis Venture Value Portfolio (Class 3)                      158,020              9.22            134,461                31.70
  "Dogs" of Wall Street Portfolio (Class 3)                     11,160             11.36             21,533                12.89
  Emerging Markets Portfolio (Class 3)                          52,060             10.17             75,910                15.82
  Equity Opportunities Portfolio (Class 3)                       1,992              9.31             29,134                17.09
  Foreign Value Portfolio (Class 3)                            153,610              8.16            137,569                14.03
  Fundamental Growth Portfolio (Class 3)                           126              9.52             18,693                15.52
  Global Bond Portfolio (Class 3)                               29,953             12.95             64,788                22.16
  Global Equities Portfolio (Class 3)                            7,262              8.42             14,031                17.47
  Growth Opportunities Portfolio (Class 3)                      55,361             10.99             49,843                 5.46
  Growth-Income Portfolio (Class 3)                             81,739              9.33              7,031                26.94
  High-Yield Bond Portfolio (Class 3)                           49,924             11.03             36,083                21.30
  International Diversified Equities Portfolio (Class 3)        24,228              8.28            169,844                10.57
  International Growth and Income Portfolio (Class 3)           19,292              6.85             97,944                11.21
  Marsico Focused Growth Portfolio (Class 3)                    24,196             10.26              4,207                10.77
  MFS Massachusetts Investors Trust Portfolio (Class 3)         85,071             10.08             25,780                21.06
  MFS Total Return Portfolio (Class 3)                          14,256             10.40            126,638                26.28

------------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution,
    Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.

(6) Offered in WM Diversified Strategies III product.

(7) Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                                                Contracts With Total          Contracts With Total
                                                                                   Expenses of 1.90%         Expenses of 1.95% (6)
                                                                        ----------------------------  ----------------------------
                                                                        Accumulation   Unit value of  Accumulation   Unit value of
                                                                               units    accumulation         units    accumulation
Variable Accounts                                                        outstanding           units   outstanding           units
---------------------------------------------------------------------  -------------  --------------  ------------  --------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                                         278,354  $        10.99             -  $            -
  Real Estate Portfolio (Class 3)                                          1,087,944            8.09             -               -
  Small & Mid Cap Value Portfolio (Class 3)                                1,554,192           10.81             -               -
  Small Company Value Portfolio (Class 3)                                    831,809            9.92             -               -
  Technology Portfolio (Class 3)                                              69,241            9.79             -               -
  Telecom Utility Portfolio (Class 3)                                         36,941           12.11             -               -
  Total Return Bond Portfolio (Class 3)                                    2,549,722           13.14             -               -

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund                                 23,571  $        10.73             -  $            -
  Invesco Van Kampen V.I. Comstock Fund                                    1,142,369            9.01        29,983           11.45
  Invesco Van Kampen V.I. Growth and Income Fund                           1,661,581            9.36             -               -

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)                                      -  $            -             -  $            -
  Equity Income Account (Class 1)                                                  -               -             -               -
  Government & High Quality Bond Account (Class 1)                                 -               -             -               -
  Income Account (Class 1)                                                         -               -             -               -
  LargeCap Blend Account II (Class 1)                                              -               -             -               -
  LargeCap Growth Account (Class 1)                                                -               -             -               -
  MidCap Blend Account (Class 1)                                                   -               -             -               -
  Money Market Account (Class 1)                                                   -               -             -               -
  Principal Capital Appreciation Account (Class 1)                                 -               -             -               -
  Real Estate Securities Account (Class 1)                                         -               -             -               -
  SAM Balanced Portfolio (Class 1)                                                 -               -             -               -
  SAM Conservative Balanced Portfolio (Class 1)                                    -               -             -               -
  SAM Conservative Growth Portfolio (Class 1)                                      -               -             -               -
  SAM Flexible Income Portfolio (Class 1)                                          -               -             -               -
  SAM Strategic Growth Portfolio (Class 1)                                         -               -             -               -
  Short-Term Income Account (Class 1)                                              -               -             -               -
  SmallCap Growth Account II (Class 1)                                             -               -             -               -
  SmallCap Value Account I (Class 1)                                               -               -             -               -
  Diversified International Account (Class 2)                                      -               -           618            5.41
  Equity Income Account (Class 2)                                                  -               -        49,920            9.23
  Government & High Quality Bond Account (Class 2)                                 -               -        18,996            7.70
  Income Account (Class 2)                                                         -               -         3,445            8.79
  LargeCap Blend Account II (Class 2)                                              -               -         2,414            5.96
  LargeCap Growth Account (Class 2)                                                -               -         1,749            6.30
  MidCap Blend Account (Class 2)                                                   -               -         5,835           10.41
  Money Market Account (Class 2)                                                   -               -        19,968            5.57
  Principal Capital Appreciation Account (Class 2)                                 -               -        12,755           11.72
  Real Estate Securities Account (Class 2)                                         -               -             3           18.13
  SAM Balanced Portfolio (Class 2)                                                 -               -       103,635            9.98
  SAM Conservative Balanced Portfolio (Class 2)                                    -               -        24,072            7.57
  SAM Conservative Growth Portfolio (Class 2)                                      -               -        63,178            9.82
  SAM Flexible Income Portfolio (Class 2)                                          -               -        31,711            8.96
  SAM Strategic Growth Portfolio (Class 2)                                         -               -        51,898           10.24
  Short-Term Income Account (Class 2)                                              -               -         2,775            6.99
  SmallCap Growth Account II (Class 2)                                             -               -         1,727            5.86
  SmallCap Value Account I (Class 2)                                               -               -            11            8.41

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
  Columbia Variable Portfolio - Asset Allocation Fund                              -  $            -             -  $            -
  Columbia Variable Portfolio - Small Company Growth Fund                          -               -             -               -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia Variable Portfolio - High Income Fund (Class 1)                         -  $            -             -  $            -
  Columbia Variable Portfolio - Marsico Focused Equities
  Fund (Class 1)                                                                   -               -             -               -
  Columbia Variable Portfolio - Marsico Growth Fund (Class 1)                      -               -             -               -
  Columbia Variable Portfolio - Marsico 21st Century Fund (Class 1)                -               -             -               -
  Columbia Variable Portfolio - Mid Cap Growth Fund (Class 1)                      -               -             -               -
  Columbia Variable Portfolio - Marsico International Opportunities
  Fund (Class 2)                                                                   -               -             -               -

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
  Columbia Variable Portfolio - Diversified Equity Income Fund                     -  $            -             -  $            -

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                                                  -               -             -               -
  Global Growth Fund (Class 2)                                                     -               -             -               -
  Growth Fund (Class 2)                                                            -               -             -               -
  Growth-Income Fund (Class 2)                                                     -               -             -               -
  Asset Allocation Fund (Class 3)                                                  -               -             -               -
  Cash Management Fund (Class 3)                                                   -               -             -               -
  Growth Fund (Class 3)                                                            -               -             -               -
  Growth-Income Fund (Class 3)                                                     -               -             -               -
  High-Income Bond Fund (Class 3)                                                  -               -             -               -
  International Fund (Class 3)                                                     -               -             -               -
  U.S. Government/AAA-Rated Securities Fund (Class 3)                              -               -             -               -

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                                              1,047,559  $         8.28             -  $            -
  Mid Cap Value Portfolio                                                          -               -             -               -

STERLING CAPITAL VARIABLE INSURANCE FUNDS:
  Sterling Capital Select Equity VIF                                               -  $            -             -  $            -
  Sterling Capital Special Opportunities VIF                                       -               -             -               -
  Sterling Capital Strategic Allocation Equity VIF                                 -               -             -               -
  Sterling Capital Total Return Bond VIF                                           -               -             -               -

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate Growth II                                 -  $            -             -  $            -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
  Franklin Income Securities Fund                                            434,536  $        10.33             -  $            -
  Franklin Templeton VIP Founding Funds Allocation Fund                      113,556            8.80             -               -

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                                              474,687  $        11.17             -  $            -
  Allocation Growth Portfolio                                                122,701           10.08             -               -
  Allocation Moderate Growth Portfolio                                       806,898           10.41             -               -
  Allocation Moderate Portfolio                                              788,136           10.85             -               -
  Real Return Portfolio                                                    1,050,063           11.80             -               -

                                                                               Contracts With Total          Contracts With Total
                                                                              Expenses of 1.95% (7)         Expenses of 1.97% (4)
                                                                      -----------------------------  ----------------------------
                                                                       Accumulation   Unit value of  Accumulation   Unit value of
                                                                              units    accumulation         units    accumulation
Variable Accounts                                                       outstanding           units   outstanding           units
--------------------------------------------------------------------  -------------  --------------  ------------  --------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                                         26,110  $        10.99        88,364  $        10.51
  Real Estate Portfolio (Class 3)                                            77,331            8.14        49,184           22.17
  Small & Mid Cap Value Portfolio (Class 3)                                  96,712           10.86       116,022           17.58
  Small Company Value Portfolio (Class 3)                                    79,384            9.95        53,228            9.05
  Technology Portfolio (Class 3)                                             23,249            9.82       256,633            2.12
  Telecom Utility Portfolio (Class 3)                                         7,038           12.16         5,050           15.56
  Total Return Bond Portfolio (Class 3)                                     151,306           13.16         7,509           25.61

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund                                 4,937  $        10.62        19,166  $         9.64
  Invesco Van Kampen V.I. Comstock Fund                                      82,099            9.05       105,868           11.44
  Invesco Van Kampen V.I. Growth and Income Fund                            110,493            9.41       192,792           12.99

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)                                     -  $            -             -  $            -
  Equity Income Account (Class 1)                                                 -               -             -               -
  Government & High Quality Bond Account (Class 1)                                -               -             -               -
  Income Account (Class 1)                                                        -               -             -               -
  LargeCap Blend Account II (Class 1)                                             -               -             -               -
  LargeCap Growth Account (Class 1)                                               -               -             -               -
  MidCap Blend Account (Class 1)                                                  -               -             -               -
  Money Market Account (Class 1)                                                  -               -             -               -
  Principal Capital Appreciation Account (Class 1)                                -               -             -               -
  Real Estate Securities Account (Class 1)                                        -               -             -               -
  SAM Balanced Portfolio (Class 1)                                                -               -             -               -
  SAM Conservative Balanced Portfolio (Class 1)                                   -               -             -               -
  SAM Conservative Growth Portfolio (Class 1)                                     -               -             -               -
  SAM Flexible Income Portfolio (Class 1)                                         -               -             -               -
  SAM Strategic Growth Portfolio (Class 1)                                        -               -             -               -
  Short-Term Income Account (Class 1)                                             -               -             -               -
  SmallCap Growth Account II (Class 1)                                            -               -             -               -
  SmallCap Value Account I (Class 1)                                              -               -             -               -
  Diversified International Account (Class 2)                                     -               -             -               -
  Equity Income Account (Class 2)                                                 -               -             -               -
  Government & High Quality Bond Account (Class 2)                                -               -             -               -
  Income Account (Class 2)                                                        -               -             -               -
  LargeCap Blend Account II (Class 2)                                             -               -             -               -
  LargeCap Growth Account (Class 2)                                               -               -             -               -
  MidCap Blend Account (Class 2)                                                  -               -             -               -
  Money Market Account (Class 2)                                                  -               -             -               -
  Principal Capital Appreciation Account (Class 2)                                -               -             -               -
  Real Estate Securities Account (Class 2)                                        -               -             -               -
  SAM Balanced Portfolio (Class 2)                                                -               -             -               -
  SAM Conservative Balanced Portfolio (Class 2)                                   -               -             -               -
  SAM Conservative Growth Portfolio (Class 2)                                     -               -             -               -
  SAM Flexible Income Portfolio (Class 2)                                         -               -             -               -
  SAM Strategic Growth Portfolio (Class 2)                                        -               -             -               -
  Short-Term Income Account (Class 2)                                             -               -             -               -
  SmallCap Growth Account II (Class 2)                                            -               -             -               -
  SmallCap Value Account I (Class 2)                                              -               -             -               -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
  Columbia Variable Portfolio - Asset Allocation Fund                             -  $            -             -  $            -
  Columbia Variable Portfolio - Small Company Growth Fund                         -               -             -               -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia Variable Portfolio - High Income Fund (Class 1)                        -  $            -        21,608  $        18.58
  Columbia Variable Portfolio - Marsico Focused Equities
  Fund (Class 1)                                                                  -               -        99,373           10.54
  Columbia Variable Portfolio - Marsico Growth Fund (Class 1)                     -               -             -               -
  Columbia Variable Portfolio - Marsico 21st Century Fund (Class 1)               -               -             -               -
  Columbia Variable Portfolio - Mid Cap Growth Fund (Class 1)                     -               -             -               -
  Columbia Variable Portfolio - Marsico International Opportunities
  Fund (Class 2)                                                                  -               -             -               -

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
  Columbia Variable Portfolio - Diversified Equity Income Fund                    -  $            -             -  $            -

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                                                 -               -             -               -
  Global Growth Fund (Class 2)                                                    -               -       154,168           19.80
  Growth Fund (Class 2)                                                           -               -       363,666           17.90
  Growth-Income Fund (Class 2)                                                    -               -       332,394           15.20
  Asset Allocation Fund (Class 3)                                                 -               -             -               -
  Cash Management Fund (Class 3)                                                  -               -             -               -
  Growth Fund (Class 3)                                                           -               -             -               -
  Growth-Income Fund (Class 3)                                                    -               -             -               -
  High-Income Bond Fund (Class 3)                                                 -               -             -               -
  International Fund (Class 3)                                                    -               -             -               -
  U.S. Government/AAA-Rated Securities Fund (Class 3)                             -               -             -               -

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                                                50,607  $         8.34       103,024  $        10.46
  Mid Cap Value Portfolio                                                         -               -             -               -

STERLING CAPITAL VARIABLE INSURANCE FUNDS:
  Sterling Capital Select Equity VIF                                              -  $            -            49  $         8.18
  Sterling Capital Special Opportunities VIF                                      -               -            26           13.78
  Sterling Capital Strategic Allocation Equity VIF                                -               -            26            8.73
  Sterling Capital Total Return Bond VIF                                          -               -            26           12.11

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate Growth II                                -  $            -             -  $            -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
  Franklin Income Securities Fund                                            35,105  $        10.41             -  $            -
  Franklin Templeton VIP Founding Funds Allocation Fund                      13,720            8.77             -               -

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                                              20,339  $        11.01             -  $            -
  Allocation Growth Portfolio                                                45,099            9.96             -               -
  Allocation Moderate Growth Portfolio                                      108,968           10.28             -               -
  Allocation Moderate Portfolio                                              36,886           10.71             -               -
  Real Return Portfolio                                                      62,356           11.57             -               -

---------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution,
    Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.

(6) Offered in WM Diversified Strategies III product.

(7) Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)


                                                                  Contracts With Total          Contracts With Total
                                                                     Expenses of 2.02%             Expenses of 2.05%
                                                          ----------------------------   ---------------------------
                                                          Accumulation   Unit value of  Accumulation   Unit value of
                                                                 units    accumulation         units    accumulation
Variable Accounts                                          outstanding           units   outstanding           units
--------------------------------------------------------  ------------  --------------  ------------  --------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                               -  $            -             -  $            -
  Capital Appreciation Portfolio (Class 1)                           -               -             -               -
  Government and Quality Bond Portfolio (Class 1)                    -               -             -               -
  Growth Portfolio (Class 1)                                         -               -             -               -
  Natural Resources Portfolio (Class 1)                              -               -             -               -
  Asset Allocation Portfolio (Class 2)                               -               -             -               -
  Capital Appreciation Portfolio (Class 2)                           -               -             -               -
  Government and Quality Bond Portfolio (Class 2)                    -               -             -               -
  Growth Portfolio (Class 2)                                         -               -             -               -
  Natural Resources Portfolio (Class 2)                              -               -             -               -
  Asset Allocation Portfolio (Class 3)                           1,120           26.02           168           11.00
  Capital Appreciation Portfolio (Class 3)                      69,108           45.18         4,012           11.52
  Government and Quality Bond Portfolio (Class 3)              146,315           19.76         5,304           11.73
  Growth Portfolio (Class 3)                                    12,779           29.08            10            9.30
  Natural Resources Portfolio (Class 3)                         39,763           43.58         1,604            9.56

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                              -  $            -             -  $            -
  Alliance Growth Portfolio (Class 1)                                -               -             -               -
  Balanced Portfolio (Class 1)                                       -               -             -               -
  Blue Chip Growth Portfolio (Class 1)                               -               -             -               -
  Capital Growth Portfolio (Class 1)                                 -               -             -               -
  Cash Management Portfolio (Class 1)                                -               -             -               -
  Corporate Bond Portfolio (Class 1)                                 -               -             -               -
  Davis Venture Value Portfolio (Class 1)                            -               -             -               -
  "Dogs" of Wall Street Portfolio (Class 1)                          -               -             -               -
  Emerging Markets Portfolio (Class 1)                               -               -             -               -
  Equity Opportunities Portfolio (Class 1)                           -               -             -               -
  Fundamental Growth Portfolio (Class 1)                             -               -             -               -
  Global Bond Portfolio (Class 1)                                    -               -             -               -
  Global Equities Portfolio (Class 1)                                -               -             -               -
  Growth Opportunities Portfolio (Class 1)                           -               -             -               -
  Growth-Income Portfolio (Class 1)                                  -               -             -               -
  High-Yield Bond Portfolio (Class 1)                                -               -             -               -
  International Diversified Equities Portfolio (Class 1)             -               -             -               -
  International Growth and Income Portfolio (Class 1)                -               -             -               -
  Marsico Focused Growth Portfolio (Class 1)                         -               -             -               -
  MFS Massachusetts Investors Trust Portfolio (Class 1)              -               -             -               -
  MFS Total Return Portfolio (Class 1)                               -               -             -               -
  Mid-Cap Growth Portfolio (Class 1)                                 -               -             -               -
  Real Estate Portfolio (Class 1)                                    -               -             -               -
  Technology Portfolio (Class 1)                                     -               -             -               -
  Telecom Utility Portfolio (Class 1)                                -               -             -               -
  Total Return Bond Portfolio (Class 1)                              -               -             -               -
  Aggressive Growth Portfolio (Class 2)                              -               -             -               -
  Alliance Growth Portfolio (Class 2)                                -               -             -               -
  Balanced Portfolio (Class 2)                                       -               -             -               -
  Blue Chip Growth Portfolio (Class 2)                               -               -             -               -
  Capital Growth Portfolio (Class 2)                                 -               -             -               -
  Cash Management Portfolio (Class 2)                                -               -             -               -
  Corporate Bond Portfolio (Class 2)                                 -               -             -               -
  Davis Venture Value Portfolio (Class 2)                            -               -             -               -
  "Dogs" of Wall Street Portfolio (Class 2)                          -               -             -               -
  Emerging Markets Portfolio (Class 2)                               -               -             -               -
  Equity Opportunities Portfolio (Class 2)                           -               -             -               -
  Foreign Value Portfolio (Class 2)                                  -               -             -               -
  Fundamental Growth Portfolio (Class 2)                             -               -             -               -
  Global Bond Portfolio (Class 2)                                    -               -             -               -
  Global Equities Portfolio (Class 2)                                -               -             -               -
  Growth Opportunities Portfolio (Class 2)                           -               -             -               -
  Growth-Income Portfolio (Class 2)                                  -               -             -               -
  High-Yield Bond Portfolio (Class 2)                                -               -             -               -
  International Diversified Equities Portfolio (Class 2)             -               -             -               -
  International Growth and Income Portfolio (Class 2)                -               -             -               -
  Marsico Focused Growth Portfolio (Class 2)                         -               -             -               -
  MFS Massachusetts Investors Trust Portfolio (Class 2)              -               -             -               -
  MFS Total Return Portfolio (Class 2)                               -               -             -               -
  Mid-Cap Growth Portfolio (Class 2)                                 -               -             -               -
  Real Estate Portfolio (Class 2)                                    -               -             -               -
  Small & Mid Cap Value Portfolio (Class 2)                          -               -             -               -
  Technology Portfolio (Class 2)                                     -               -             -               -
  Telecom Utility Portfolio (Class 2)                                -               -             -               -
  Total Return Bond Portfolio (Class 2)                              -               -             -               -
  Aggressive Growth Portfolio (Class 3)                          2,020           12.02            36            7.77
  Alliance Growth Portfolio (Class 3)                            5,071           29.63            10            9.63
  American Funds Asset Allocation SAST Portfolio (Class 3)      96,994            9.89            30            9.55
  American Funds Global Growth SAST Portfolio (Class 3)        164,058            9.80         3,278            9.84
  American Funds Growth SAST Portfolio (Class 3)               402,316            9.43         1,233            9.35
  American Funds Growth-Income SAST Portfolio (Class 3)        272,042            8.77           986            8.90
  Balanced Portfolio (Class 3)                                  11,311           15.79            20           10.43
  Blue Chip Growth Portfolio (Class 3)                          68,613            5.59           288            9.56
  Capital Growth Portfolio (Class 3)                            55,433            6.91            29            8.99
  Cash Management Portfolio (Class 3)                           26,934           12.28            28            9.32
  Corporate Bond Portfolio (Class 3)                           192,048           23.48           173           13.63
  Davis Venture Value Portfolio (Class 3)                       77,880           31.81         5,550            9.06
  "Dogs" of Wall Street Portfolio (Class 3)                     28,619           12.99            29           11.02
  Emerging Markets Portfolio (Class 3)                          65,207           15.88           611           10.01
  Equity Opportunities Portfolio (Class 3)                       1,112           17.22            32            9.18
  Foreign Value Portfolio (Class 3)                             73,611           14.07         3,329            8.04
  Fundamental Growth Portfolio (Class 3)                        37,547           15.75            15            9.27
  Global Bond Portfolio (Class 3)                               31,387           22.19         2,543           12.77
  Global Equities Portfolio (Class 3)                           26,897           17.48         1,693            8.33
  Growth Opportunities Portfolio (Class 3)                     130,860            5.53           218           10.79
  Growth-Income Portfolio (Class 3)                              1,933           26.96            31            9.33
  High-Yield Bond Portfolio (Class 3)                           13,153           21.41            15           10.55
  International Diversified Equities Portfolio (Class 3)        47,224           10.61            10            8.13
  International Growth and Income Portfolio (Class 3)           80,106           11.28            13            6.75
  Marsico Focused Growth Portfolio (Class 3)                    19,805           10.81           119            9.88
  MFS Massachusetts Investors Trust Portfolio (Class 3)         24,248           21.10           302            9.90
  MFS Total Return Portfolio (Class 3)                          30,953           26.42           121           10.17

                                                                  Contracts With Total         Contracts With Total
                                                                     Expenses of 2.15%            Expenses of 2.17%
                                                          ----------------------------  ---------------------------
                                                          Accumulation   Unit value of  Accumulation  Unit value of
                                                                 units    accumulation         units   accumulation
Variable Accounts                                          outstanding           units   outstanding          units
--------------------------------------------------------  ------------  --------------  ------------  -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                               -  $            -             -  $            -
  Capital Appreciation Portfolio (Class 1)                           -               -             -               -
  Government and Quality Bond Portfolio (Class 1)                    -               -             -               -
  Growth Portfolio (Class 1)                                         -               -             -               -
  Natural Resources Portfolio (Class 1)                              -               -             -               -
  Asset Allocation Portfolio (Class 2)                               -               -             -               -
  Capital Appreciation Portfolio (Class 2)                           -               -             -               -
  Government and Quality Bond Portfolio (Class 2)                    -               -             -               -
  Growth Portfolio (Class 2)                                         -               -             -               -
  Natural Resources Portfolio (Class 2)                              -               -             -               -
  Asset Allocation Portfolio (Class 3)                             484           11.11         1,958           25.66
  Capital Appreciation Portfolio (Class 3)                      15,842           11.55        10,843           44.85
  Government and Quality Bond Portfolio (Class 3)               26,730           11.84        47,541           19.62
  Growth Portfolio (Class 3)                                     5,468            9.48             5           28.69
  Natural Resources Portfolio (Class 3)                          3,959            9.64         8,788           43.22

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                              -  $            -             -  $            -
  Alliance Growth Portfolio (Class 1)                                -               -             -               -
  Balanced Portfolio (Class 1)                                       -               -             -               -
  Blue Chip Growth Portfolio (Class 1)                               -               -             -               -
  Capital Growth Portfolio (Class 1)                                 -               -             -               -
  Cash Management Portfolio (Class 1)                                -               -             -               -
  Corporate Bond Portfolio (Class 1)                                 -               -             -               -
  Davis Venture Value Portfolio (Class 1)                            -               -             -               -
  "Dogs" of Wall Street Portfolio (Class 1)                          -               -             -               -
  Emerging Markets Portfolio (Class 1)                               -               -             -               -
  Equity Opportunities Portfolio (Class 1)                           -               -             -               -
  Fundamental Growth Portfolio (Class 1)                             -               -             -               -
  Global Bond Portfolio (Class 1)                                    -               -             -               -
  Global Equities Portfolio (Class 1)                                -               -             -               -
  Growth Opportunities Portfolio (Class 1)                           -               -             -               -
  Growth-Income Portfolio (Class 1)                                  -               -             -               -
  High-Yield Bond Portfolio (Class 1)                                -               -             -               -
  International Diversified Equities Portfolio (Class 1)             -               -             -               -
  International Growth and Income Portfolio (Class 1)                -               -             -               -
  Marsico Focused Growth Portfolio (Class 1)                         -               -             -               -
  MFS Massachusetts Investors Trust Portfolio (Class 1)              -               -             -               -
  MFS Total Return Portfolio (Class 1)                               -               -             -               -
  Mid-Cap Growth Portfolio (Class 1)                                 -               -             -               -
  Real Estate Portfolio (Class 1)                                    -               -             -               -
  Technology Portfolio (Class 1)                                     -               -             -               -
  Telecom Utility Portfolio (Class 1)                                -               -             -               -
  Total Return Bond Portfolio (Class 1)                              -               -             -               -
  Aggressive Growth Portfolio (Class 2)                              -               -             -               -
  Alliance Growth Portfolio (Class 2)                                -               -             -               -
  Balanced Portfolio (Class 2)                                       -               -             -               -
  Blue Chip Growth Portfolio (Class 2)                               -               -             -               -
  Capital Growth Portfolio (Class 2)                                 -               -             -               -
  Cash Management Portfolio (Class 2)                                -               -             -               -
  Corporate Bond Portfolio (Class 2)                                 -               -             -               -
  Davis Venture Value Portfolio (Class 2)                            -               -             -               -
  "Dogs" of Wall Street Portfolio (Class 2)                          -               -             -               -
  Emerging Markets Portfolio (Class 2)                               -               -             -               -
  Equity Opportunities Portfolio (Class 2)                           -               -             -               -
  Foreign Value Portfolio (Class 2)                                  -               -             -               -
  Fundamental Growth Portfolio (Class 2)                             -               -             -               -
  Global Bond Portfolio (Class 2)                                    -               -             -               -
  Global Equities Portfolio (Class 2)                                -               -             -               -
  Growth Opportunities Portfolio (Class 2)                           -               -             -               -
  Growth-Income Portfolio (Class 2)                                  -               -             -               -
  High-Yield Bond Portfolio (Class 2)                                -               -             -               -
  International Diversified Equities Portfolio (Class 2)             -               -             -               -
  International Growth and Income Portfolio (Class 2)                -               -             -               -
  Marsico Focused Growth Portfolio (Class 2)                         -               -             -               -
  MFS Massachusetts Investors Trust Portfolio (Class 2)              -               -             -               -
  MFS Total Return Portfolio (Class 2)                               -               -             -               -
  Mid-Cap Growth Portfolio (Class 2)                                 -               -             -               -
  Real Estate Portfolio (Class 2)                                    -               -             -               -
  Small & Mid Cap Value Portfolio (Class 2)                          -               -             -               -
  Technology Portfolio (Class 2)                                     -               -             -               -
  Telecom Utility Portfolio (Class 2)                                -               -             -               -
  Total Return Bond Portfolio (Class 2)                              -               -             -               -
  Aggressive Growth Portfolio (Class 3)                            460            7.99         1,409           11.93
  Alliance Growth Portfolio (Class 3)                              374            9.82         2,088           29.48
  American Funds Asset Allocation SAST Portfolio (Class 3)      19,955            9.92        50,324            9.78
  American Funds Global Growth SAST Portfolio (Class 3)         26,737            9.93       154,217            9.75
  American Funds Growth SAST Portfolio (Class 3)                19,432            9.46        90,146            9.38
  American Funds Growth-Income SAST Portfolio (Class 3)         28,998            8.99        85,763            8.72
  Balanced Portfolio (Class 3)                                   7,220           10.54             8           15.56
  Blue Chip Growth Portfolio (Class 3)                           4,485            9.65        47,077            5.57
  Capital Growth Portfolio (Class 3)                                12            9.27           654            6.83
  Cash Management Portfolio (Class 3)                               11            9.51         8,251           12.10
  Corporate Bond Portfolio (Class 3)                            22,554           13.83        41,213           23.32
  Davis Venture Value Portfolio (Class 3)                       20,269            9.17        21,999           31.59
  "Dogs" of Wall Street Portfolio (Class 3)                      3,666           11.29         4,140           12.84
  Emerging Markets Portfolio (Class 3)                           8,323           10.08        31,605           15.78
  Equity Opportunities Portfolio (Class 3)                          12            9.35           637           17.01
  Foreign Value Portfolio (Class 3)                             44,264            8.12        80,257           13.99
  Fundamental Growth Portfolio (Class 3)                            11            9.45         2,441           15.65
  Global Bond Portfolio (Class 3)                                8,217           12.91        22,226           22.05
  Global Equities Portfolio (Class 3)                              440            8.34         3,607           17.38
  Growth Opportunities Portfolio (Class 3)                      12,538           10.91       108,109            5.50
  Growth-Income Portfolio (Class 3)                             30,930            9.42         2,956           26.66
  High-Yield Bond Portfolio (Class 3)                            2,917           10.91        17,301           21.25
  International Diversified Equities Portfolio (Class 3)         2,540            8.21        33,368           10.54
  International Growth and Income Portfolio (Class 3)            3,531            6.82         7,452           11.17
  Marsico Focused Growth Portfolio (Class 3)                     7,837           10.16        28,721           10.74
  MFS Massachusetts Investors Trust Portfolio (Class 3)         26,614            9.97        34,606           20.98
  MFS Total Return Portfolio (Class 3)                          12,616           10.34         1,299           26.04

-------------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution,
    Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.

(6) Offered in WM Diversified Strategies III product.

(7) Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)


                                                                                Contracts With Total          Contracts With Total
                                                                                   Expenses of 2.02%             Expenses of 2.05%
                                                                        ----------------------------  ----------------------------
                                                                        Accumulation   Unit value of  Accumulation   Unit value of
                                                                               units    accumulation         units    accumulation
Variable Accounts                                                        outstanding           units   outstanding           units
----------------------------------------------------------------------  ------------  --------------  ------------  --------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                                          18,870  $        10.50           100  $        10.62
  Real Estate Portfolio (Class 3)                                             50,780           22.23           253            8.01
  Small & Mid Cap Value Portfolio (Class 3)                                   78,875           17.66         4,172           10.69
  Small Company Value Portfolio (Class 3)                                     73,608            9.02           241            9.76
  Technology Portfolio (Class 3)                                             165,360            2.13            39            9.65
  Telecom Utility Portfolio (Class 3)                                         14,273           16.13            21           11.94
  Total Return Bond Portfolio (Class 3)                                       71,645           26.18         1,791           13.03

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund                                  2,851  $         9.48           784  $        10.62
  Invesco Van Kampen V.I. Comstock Fund                                       68,103           11.52         2,598            8.92
  Invesco Van Kampen V.I. Growth and Income Fund                             102,486           13.00           354            9.22

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)                                      -  $            -             -  $            -
  Equity Income Account (Class 1)                                                  -               -             -               -
  Government & High Quality Bond Account (Class 1)                                 -               -             -               -
  Income Account (Class 1)                                                         -               -             -               -
  LargeCap Blend Account II (Class 1)                                              -               -             -               -
  LargeCap Growth Account (Class 1)                                                -               -             -               -
  MidCap Blend Account (Class 1)                                                   -               -             -               -
  Money Market Account (Class 1)                                                   -               -             -               -
  Principal Capital Appreciation Account (Class 1)                                 -               -             -               -
  Real Estate Securities Account (Class 1)                                         -               -             -               -
  SAM Balanced Portfolio (Class 1)                                                 -               -             -               -
  SAM Conservative Balanced Portfolio (Class 1)                                    -               -             -               -
  SAM Conservative Growth Portfolio (Class 1)                                      -               -             -               -
  SAM Flexible Income Portfolio (Class 1)                                          -               -             -               -
  SAM Strategic Growth Portfolio (Class 1)                                         -               -             -               -
  Short-Term Income Account (Class 1)                                              -               -             -               -
  SmallCap Growth Account II (Class 1)                                             -               -             -               -
  SmallCap Value Account I (Class 1)                                               -               -             -               -
  Diversified International Account (Class 2)                                      -               -             -               -
  Equity Income Account (Class 2)                                                  4            8.96             -               -
  Government & High Quality Bond Account (Class 2)                                 -               -             -               -
  Income Account (Class 2)                                                         -               -             -               -
  LargeCap Blend Account II (Class 2)                                              -               -             -               -
  LargeCap Growth Account (Class 2)                                                -               -             -               -
  MidCap Blend Account (Class 2)                                                   -               -             -               -
  Money Market Account (Class 2)                                                   -               -             -               -
  Principal Capital Appreciation Account (Class 2)                                 -               -             -               -
  Real Estate Securities Account (Class 2)                                         -               -             -               -
  SAM Balanced Portfolio (Class 2)                                                 4            9.83             -               -
  SAM Conservative Balanced Portfolio (Class 2)                                    6           10.73             -               -
  SAM Conservative Growth Portfolio (Class 2)                                      4            9.59             -               -
  SAM Flexible Income Portfolio (Class 2)                                          4           11.02             -               -
  SAM Strategic Growth Portfolio (Class 2)                                         7           10.26             -               -
  Short-Term Income Account (Class 2)                                              -               -             -               -
  SmallCap Growth Account II (Class 2)                                             -               -             -               -
  SmallCap Value Account I (Class 2)                                               -               -             -               -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
  Columbia Variable Portfolio - Asset Allocation Fund                             11  $        10.93             -  $            -
  Columbia Variable Portfolio - Small Company Growth Fund                         13           10.95             -               -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia Variable Portfolio - High Income Fund (Class 1)                     2,475  $        18.69             -  $            -
  Columbia Variable Portfolio - Marsico Focused Equities Fund (Class 1)        2,541           10.52             -               -
  Columbia Variable Portfolio - Marsico Growth Fund (Class 1)                     13           10.00             -               -
  Columbia Variable Portfolio - Marsico 21st Century Fund (Class 1)               10           12.68             -               -
  Columbia Variable Portfolio - Mid Cap Growth Fund (Class 1)                     16            9.71             -               -
  Columbia Variable Portfolio - Marsico International Opportunities
  Fund (Class 2)                                                                   8           14.08             -               -

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
  Columbia Variable Portfolio - Diversified Equity Income Fund                    12  $         9.95             -  $            -

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                                                  -               -             -               -
  Global Growth Fund (Class 2)                                                     -               -             -               -
  Growth Fund (Class 2)                                                            -               -             -               -
  Growth-Income Fund (Class 2)                                                     -               -             -               -
  Asset Allocation Fund (Class 3)                                                  -               -             -               -
  Cash Management Fund (Class 3)                                                   -               -             -               -
  Growth Fund (Class 3)                                                            -               -             -               -
  Growth-Income Fund (Class 3)                                                     -               -             -               -
  High-Income Bond Fund (Class 3)                                                  -               -             -               -
  International Fund (Class 3)                                                     -               -             -               -
  U.S. Government/AAA-Rated Securities Fund (Class 3)                              -               -             -               -

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                                                 97,477  $        10.56           199  $         8.18
  Mid Cap Value Portfolio                                                          -               -             -               -

STERLING CAPITAL VARIABLE INSURANCE FUNDS:
  Sterling Capital Select Equity VIF                                              47  $         8.33             -  $            -
  Sterling Capital Special Opportunities VIF                                  14,930           13.82             -               -
  Sterling Capital Strategic Allocation Equity VIF                                25            8.86             -               -
  Sterling Capital Total Return Bond VIF                                          27           12.24             -               -

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate Growth II                                 -  $            -             -  $            -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
  Franklin Income Securities Fund                                             48,236  $        10.24           202  $        10.24
  Franklin Templeton VIP Founding Funds Allocation Fund                       67,623            8.72            32            8.61

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                                               10,484  $        11.16             -  $            -
  Allocation Growth Portfolio                                                 32,153           10.12             -               -
  Allocation Moderate Growth Portfolio                                        73,314           10.46             -               -
  Allocation Moderate Portfolio                                               22,138           10.88             -               -
  Real Return Portfolio                                                       42,271           11.78           158           11.41

                                                                                 Contracts With Total          Contracts With Total
                                                                                    Expenses of 2.15%             Expenses of 2.17%
                                                                         ----------------------------  ----------------------------
                                                                         Accumulation   Unit value of  Accumulation   Unit value of
                                                                                units    accumulation         units    accumulation
Variable Accounts                                                         outstanding           units   outstanding           units
-----------------------------------------------------------------------  ------------  --------------  ------------  --------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                                            5,011  $        10.98        49,084  $        10.42
  Real Estate Portfolio (Class 3)                                              19,502            8.08        31,842           22.10
  Small & Mid Cap Value Portfolio (Class 3)                                    34,784           10.80        64,603           17.55
  Small Company Value Portfolio (Class 3)                                      14,099            9.91        58,909            8.98
  Technology Portfolio (Class 3)                                                   11            9.78           758            2.10
  Telecom Utility Portfolio (Class 3)                                             157           12.09         1,258           15.99
  Total Return Bond Portfolio (Class 3)                                        53,078           13.12        82,466           26.04

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund                                      10  $        10.63            15  $         9.32
  Invesco Van Kampen V.I. Comstock Fund                                        23,980            9.00        95,620           11.46
  Invesco Van Kampen V.I. Growth and Income Fund                               28,276            9.35        70,473           12.91

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)                                       -  $            -             -  $            -
  Equity Income Account (Class 1)                                                   -               -             -               -
  Government & High Quality Bond Account (Class 1)                                  -               -             -               -
  Income Account (Class 1)                                                          -               -             -               -
  LargeCap Blend Account II (Class 1)                                               -               -             -               -
  LargeCap Growth Account (Class 1)                                                 -               -             -               -
  MidCap Blend Account (Class 1)                                                    -               -             -               -
  Money Market Account (Class 1)                                                    -               -             -               -
  Principal Capital Appreciation Account (Class 1)                                  -               -             -               -
  Real Estate Securities Account (Class 1)                                          -               -             -               -
  SAM Balanced Portfolio (Class 1)                                                  -               -             -               -
  SAM Conservative Balanced Portfolio (Class 1)                                     -               -             -               -
  SAM Conservative Growth Portfolio (Class 1)                                       -               -             -               -
  SAM Flexible Income Portfolio (Class 1)                                           -               -             -               -
  SAM Strategic Growth Portfolio (Class 1)                                          -               -             -               -
  Short-Term Income Account (Class 1)                                               -               -             -               -
  SmallCap Growth Account II (Class 1)                                              -               -             -               -
  SmallCap Value Account I (Class 1)                                                -               -             -               -
  Diversified International Account (Class 2)                                       -               -             -               -
  Equity Income Account (Class 2)                                                   -               -            15            8.86
  Government & High Quality Bond Account (Class 2)                                  -               -             -               -
  Income Account (Class 2)                                                          -               -             -               -
  LargeCap Blend Account II (Class 2)                                               -               -             -               -
  LargeCap Growth Account (Class 2)                                                 -               -             -               -
  MidCap Blend Account (Class 2)                                                    -               -             -               -
  Money Market Account (Class 2)                                                    -               -             -               -
  Principal Capital Appreciation Account (Class 2)                                  -               -             -               -
  Real Estate Securities Account (Class 2)                                          -               -             -               -
  SAM Balanced Portfolio (Class 2)                                                  -               -            12            9.64
  SAM Conservative Balanced Portfolio (Class 2)                                     -               -            11           10.34
  SAM Conservative Growth Portfolio (Class 2)                                       -               -            13            9.54
  SAM Flexible Income Portfolio (Class 2)                                           -               -            10           10.73
  SAM Strategic Growth Portfolio (Class 2)                                          -               -            12            9.92
  Short-Term Income Account (Class 2)                                               -               -             -               -
  SmallCap Growth Account II (Class 2)                                              -               -             -               -
  SmallCap Value Account I (Class 2)                                                -               -             -               -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
  Columbia Variable Portfolio - Asset Allocation Fund                               -  $            -             -  $            -
  Columbia Variable Portfolio - Small Company Growth Fund                           -               -             -               -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia Variable Portfolio - High Income Fund (Class 1)                          -  $            -         2,450  $        18.53
  Columbia Variable Portfolio - Marsico Focused Equities Fund (Class 1)             -               -        31,525           10.41
  Columbia Variable Portfolio - Marsico Growth Fund (Class 1)                       -               -             -               -
  Columbia Variable Portfolio - Marsico 21st Century Fund (Class 1)                 -               -             -               -
  Columbia Variable Portfolio - Mid Cap Growth Fund (Class 1)                       -               -             -               -
  Columbia Variable Portfolio - Marsico International Opportunities
  Fund (Class 2)                                                                    -               -             -               -

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
  Columbia Variable Portfolio - Diversified Equity Income Fund                      -  $            -             -  $            -

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                                                   -               -             -               -
  Global Growth Fund (Class 2)                                                      -               -             -               -
  Growth Fund (Class 2)                                                             -               -             -               -
  Growth-Income Fund (Class 2)                                                      -               -             -               -
  Asset Allocation Fund (Class 3)                                                   -               -             -               -
  Cash Management Fund (Class 3)                                                    -               -             -               -
  Growth Fund (Class 3)                                                             -               -             -               -
  Growth-Income Fund (Class 3)                                                      -               -             -               -
  High-Income Bond Fund (Class 3)                                                   -               -             -               -
  International Fund (Class 3)                                                      -               -             -               -
  U.S. Government/AAA-Rated Securities Fund (Class 3)                               -               -             -               -

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                                                  13,460  $         8.28        28,511  $        10.51
  Mid Cap Value Portfolio                                                           -               -             -               -

STERLING CAPITAL VARIABLE INSURANCE FUNDS:
  Sterling Capital Select Equity VIF                                                -  $            -            30  $         8.20
  Sterling Capital Special Opportunities VIF                                        -               -            20           13.78
  Sterling Capital Strategic Allocation Equity VIF                                  -               -            29            8.83
  Sterling Capital Total Return Bond VIF                                            -               -            19           12.30

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate Growth II                                  -  $            -             -  $            -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
  Franklin Income Securities Fund                                              10,220  $        10.31        62,878  $        10.18
  Franklin Templeton VIP Founding Funds Allocation Fund                         4,357            8.79        14,526            8.66

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                                                20,054  $        11.16        30,750  $        11.17
  Allocation Growth Portfolio                                                      11           10.07        12,282           10.03
  Allocation Moderate Growth Portfolio                                         34,316           10.40        23,233           10.40
  Allocation Moderate Portfolio                                                26,647           10.83         5,495           10.83
  Real Return Portfolio                                                        20,193           11.80        79,037           11.75

----------------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution,
    Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.

(6) Offered in WM Diversified Strategies III product.

(7) Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                    SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                                                      Contracts With Total Expenses of 2.30%
                                                                                --------------------------------------------
                                                                                                               Unit value of
                                                                                Accumulation units              Accumulation
Variable Accounts                                                                      outstanding                     units
----------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                                                          -         $               -
   Capital Appreciation Portfolio (Class 1)                                                      -                         -
   Government and Quality Bond Portfolio (Class 1)                                               -                         -
   Growth Portfolio (Class 1)                                                                    -                         -
   Natural Resources Portfolio (Class 1)                                                         -                         -
   Asset Allocation Portfolio (Class 2)                                                          -                         -
   Capital Appreciation Portfolio (Class 2)                                                      -                         -
   Government and Quality Bond Portfolio (Class 2)                                               -                         -
   Growth Portfolio (Class 2)                                                                    -                         -
   Natural Resources Portfolio (Class 2)                                                         -                         -
   Asset Allocation Portfolio (Class 3)                                                         12                     10.96
   Capital Appreciation Portfolio (Class 3)                                                 53,651                     11.45
   Government and Quality Bond Portfolio (Class 3)                                          60,580                     11.72
   Growth Portfolio (Class 3)                                                                   15                      9.31
   Natural Resources Portfolio (Class 3)                                                    12,420                      9.34

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                                                         -         $               -
   Alliance Growth Portfolio (Class 1)                                                           -                         -
   Balanced Portfolio (Class 1)                                                                  -                         -
   Blue Chip Growth Portfolio (Class 1)                                                          -                         -
   Capital Growth Portfolio (Class 1)                                                            -                         -
   Cash Management Portfolio (Class 1)                                                           -                         -
   Corporate Bond Portfolio (Class 1)                                                            -                         -
   Davis Venture Value Portfolio (Class 1)                                                       -                         -
   "Dogs" of Wall Street Portfolio (Class 1)                                                     -                         -
   Emerging Markets Portfolio (Class 1)                                                          -                         -
   Equity Opportunities Portfolio (Class 1)                                                      -                         -
   Fundamental Growth Portfolio (Class 1)                                                        -                         -
   Global Bond Portfolio (Class 1)                                                               -                         -
   Global Equities Portfolio (Class 1)                                                           -                         -
   Growth Opportunities Portfolio (Class 1)                                                      -                         -
   Growth-Income Portfolio (Class 1)                                                             -                         -
   High-Yield Bond Portfolio (Class 1)                                                           -                         -
   International Diversified Equities Portfolio (Class 1)                                        -                         -
   International Growth and Income Portfolio (Class 1)                                           -                         -
   Marsico Focused Growth Portfolio (Class 1)                                                    -                         -
   MFS Massachusetts Investors Trust Portfolio (Class 1)                                         -                         -
   MFS Total Return Portfolio (Class 1)                                                          -                         -
   Mid-Cap Growth Portfolio (Class 1)                                                            -                         -
   Real Estate Portfolio (Class 1)                                                               -                         -
   Technology Portfolio (Class 1)                                                                -                         -
   Telecom Utility Portfolio (Class 1)                                                           -                         -
   Total Return Bond Portfolio (Class 1)                                                         -                         -
   Aggressive Growth Portfolio (Class 2)                                                         -                         -
   Alliance Growth Portfolio (Class 2)                                                           -                         -
   Balanced Portfolio (Class 2)                                                                  -                         -
   Blue Chip Growth Portfolio (Class 2)                                                          -                         -
   Capital Growth Portfolio (Class 2)                                                            -                         -
   Cash Management Portfolio (Class 2)                                                           -                         -
   Corporate Bond Portfolio (Class 2)                                                            -                         -
   Davis Venture Value Portfolio (Class 2)                                                       -                         -
   "Dogs" of Wall Street Portfolio (Class 2)                                                     -                         -
   Emerging Markets Portfolio (Class 2)                                                          -                         -
   Equity Opportunities Portfolio (Class 2)                                                      -                         -
   Foreign Value Portfolio (Class 2)                                                             -                         -
   Fundamental Growth Portfolio (Class 2)                                                        -                         -
   Global Bond Portfolio (Class 2)                                                               -                         -
   Global Equities Portfolio (Class 2)                                                           -                         -
   Growth Opportunities Portfolio (Class 2)                                                      -                         -
   Growth-Income Portfolio (Class 2)                                                             -                         -
   High-Yield Bond Portfolio (Class 2)                                                           -                         -
   International Diversified Equities Portfolio (Class 2)                                        -                         -
   International Growth and Income Portfolio (Class 2)                                           -                         -
   Marsico Focused Growth Portfolio (Class 2)                                                    -                         -
   MFS Massachusetts Investors Trust Portfolio (Class 2)                                         -                         -
   MFS Total Return Portfolio (Class 2)                                                          -                         -
   Mid-Cap Growth Portfolio (Class 2)                                                            -                         -
   Real Estate Portfolio (Class 2)                                                               -                         -
   Small & Mid Cap Value Portfolio (Class 2)                                                     -                         -
   Technology Portfolio (Class 2)                                                                -                         -
   Telecom Utility Portfolio (Class 2)                                                           -                         -
   Total Return Bond Portfolio (Class 2)                                                         -                         -
   Aggressive Growth Portfolio (Class 3)                                                       846                      7.87
   Alliance Growth Portfolio (Class 3)                                                       6,048                      9.72
   American Funds Asset Allocation SAST Portfolio (Class 3)                                 32,676                      9.81
   American Funds Global Growth SAST Portfolio (Class 3)                                   144,924                      9.84
   American Funds Growth SAST Portfolio (Class 3)                                           47,607                      9.36
   American Funds Growth-Income SAST Portfolio (Class 3)                                    61,621                      8.90
   Balanced Portfolio (Class 3)                                                                 13                     10.39
   Blue Chip Growth Portfolio (Class 3)                                                     21,998                      9.55
   Capital Growth Portfolio (Class 3)                                                        1,779                      9.13
   Cash Management Portfolio (Class 3)                                                      11,627                      9.31
   Corporate Bond Portfolio (Class 3)                                                       73,079                     13.69
   Davis Venture Value Portfolio (Class 3)                                                 102,236                      9.06
   "Dogs" of Wall Street Portfolio (Class 3)                                                 3,014                     11.11
   Emerging Markets Portfolio (Class 3)                                                     52,910                      9.98
   Equity Opportunities Portfolio (Class 3)                                                     15                      9.23
   Foreign Value Portfolio (Class 3)                                                       163,132                      8.04
   Fundamental Growth Portfolio (Class 3)                                                       15                      9.32
   Global Bond Portfolio (Class 3)                                                          25,603                     12.76
   Global Equities Portfolio (Class 3)                                                      15,034                      8.24
   Growth Opportunities Portfolio (Class 3)                                                 60,101                     10.81
   Growth-Income Portfolio (Class 3)                                                        39,720                      9.25
   High-Yield Bond Portfolio (Class 3)                                                      26,130                     10.72
   International Diversified Equities Portfolio (Class 3)                                   18,119                      8.11
   International Growth and Income Portfolio (Class 3)                                       1,202                      6.73
   Marsico Focused Growth Portfolio (Class 3)                                               30,617                     10.06
   MFS Massachusetts Investors Trust Portfolio (Class 3)                                    93,758                      9.87
   MFS Total Return Portfolio (Class 3)                                                     10,429                     10.22

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II,
    Polaris Choice III, and Polaris Preferred Solution products.
(2) Offered in Polaris and Polaris II products.
(3) Offered in PolarisAmerica product.
(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5) Offered in WM Diversified Strategies, Polaris Preferred Solution,
    Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6) Offered in WM Diversified Strategies III product.
(7) Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                    SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                                                     Contracts With Total Expenses of 2.30%
                                                                                -------------------------------------------
Variable Accounts                                                                                             Unit value of
                                                                                Accumulation units             accumulation
                                                                                       outstanding                    units
---------------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST(continued):
   Mid-Cap Growth Portfolio (Class 3)                                                       21,776    $               10.86
   Real Estate Portfolio (Class 3)                                                          70,801                     8.00
   Small & Mid Cap Value Portfolio (Class 3)                                               109,638                    10.70
   Small Company Value Portfolio (Class 3)                                                  63,520                     9.81
   Technology Portfolio (Class 3)                                                            1,130                     9.66
   Telecom Utility Portfolio (Class 3)                                                       3,570                    11.94
   Total Return Bond Portfolio (Class 3)                                                   180,510                    12.99

INVESCO VARIABLE INSURANCE FUNDS (Series II):
   Invesco Van Kampen V.I. Capital Growth Fund                                               2,931    $               10.52
   Invesco Van Kampen V.I. Comstock Fund                                                    87,586                     8.91
   Invesco Van Kampen V.I. Growth and Income Fund                                          108,804                     9.25

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
   Diversified International Account (Class 1)                                                   -    $                   -
   Equity Income Account (Class 1)                                                               -                        -
   Government & High Quality Bond Account (Class 1)                                              -                        -
   Income Account (Class 1)                                                                      -                        -
   LargeCap Blend Account II (Class 1)                                                           -                        -
   LargeCap Growth Account (Class 1)                                                             -                        -
   MidCap Blend Account (Class 1)                                                                -                        -
   Money Market Account (Class 1)                                                                -                        -
   Principal Capital Appreciation Account (Class 1)                                              -                        -
   Real Estate Securities Account (Class 1)                                                      -                        -
   SAM Balanced Portfolio (Class 1)                                                              -                        -
   SAM Conservative Balanced Portfolio (Class 1)                                                 -                        -
   SAM Conservative Growth Portfolio (Class 1)                                                   -                        -
   SAM Flexible Income Portfolio (Class 1)                                                       -                        -
   SAM Strategic Growth Portfolio (Class 1)                                                      -                        -
   Short-Term Income Account (Class 1)                                                           -                        -
   SmallCap Growth Account II (Class 1)                                                          -                        -
   SmallCap Value Account I (Class 1)                                                            -                        -
   Diversified International Account (Class 2)                                                   -                        -
   Equity Income Account (Class 2)                                                               -                        -
   Government & High Quality Bond Account (Class 2)                                              -                        -
   Income Account (Class 2)                                                                      -                        -
   LargeCap Blend Account II (Class 2)                                                           -                        -
   LargeCap Growth Account (Class 2)                                                             -                        -
   MidCap Blend Account (Class 2)                                                                -                        -
   Money Market Account (Class 2)                                                                -                        -
   Principal Capital Appreciation Account (Class 2)                                              -                        -
   Real Estate Securities Account (Class 2)                                                      -                        -
   SAM Balanced Portfolio (Class 2)                                                              -                        -
   SAM Conservative Balanced Portfolio (Class 2)                                                 -                        -
   SAM Conservative Growth Portfolio (Class 2)                                                   -                        -
   SAM Flexible Income Portfolio (Class 2)                                                       -                        -
   SAM Strategic Growth Portfolio (Class 2)                                                      -                        -
   Short-Term Income Account (Class 2)                                                           -                        -
   SmallCap Growth Account II (Class 2)                                                          -                        -
   SmallCap Value Account I (Class 2)                                                            -                        -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
   Columbia Variable Portfolio - Asset Allocation Fund                                           -     $                   -
   Columbia Variable Portfolio - Small Company Growth Fund                                       -                         -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia Variable Portfolio - High Income Fund (Class 1)                                      -     $                   -
   Columbia Variable Portfolio - Marsico Focused Equities Fund (Class 1)                         -                         -
   Columbia Variable Portfolio - Marsico Growth Fund (Class 1)                                   -                         -
   Columbia Variable Portfolio - Marsico 21st Century Fund (Class 1)                             -                         -
   Columbia Variable Portfolio - Mid Cap Growth Fund (Class 1)                                   -                         -
   Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2)              -                         -

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
   Columbia Variable Portfolio - Diversified Equity Income Fund                                 -     $                   -

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                                                              -                         -
   Global Growth Fund (Class 2)                                                                 -                         -
   Growth Fund (Class 2)                                                                        -                         -
   Growth-Income Fund (Class 2)                                                                 -                         -
   Asset Allocation Fund (Class 3)                                                              -                         -
   Cash Management Fund (Class 3)                                                               -                         -
   Growth Fund (Class 3)                                                                        -                         -
   Growth-Income Fund (Class 3)                                                                 -                         -
   High-Income Bond Fund (Class 3)                                                              -                         -
   International Fund (Class 3)                                                                 -                         -
   U.S. Government/AAA-Rated Securities Fund (Class 3)                                          -                         -

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                                             49,483     $                8.19
   Mid Cap Value Portfolio                                                                      -                         -

STERLING CAPITAL VARIABLE INSURANCE FUNDS:
   Sterling Capital Select Equity VIF                                                           -     $                   -
   Sterling Capital Special Opportunities VIF                                                   -                         -
   Sterling Capital Strategic Allocation Equity VIF                                             -                         -
   Sterling Capital Total Return Bond VIF                                                       -                         -

MTB GROUP OF FUNDS:
   MTB Managed Allocation Fund - Moderate Growth II                                             -     $                   -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund                                                         24,973     $               10.18
   Franklin Templeton VIP Founding Funds Allocation Fund                                    8,055                      8.66

SEASONS SERIES TRUST (Class 3):
   Allocation Balanced Portfolio                                                           37,148     $               11.04
   Allocation Growth Portfolio                                                            155,665                      9.94
   Allocation Moderate Growth Portfolio                                                    54,563                     10.29
   Allocation Moderate Portfolio                                                           39,640                     10.72
   Real Return Portfolio                                                                   81,143                     11.61

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II,
    Polaris Choice III, and Polaris Preferred Solution products.
(2) Offered in Polaris and Polaris II products.
(3) Offered in PolarisAmerica product.
(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5) Offered in WM Diversified Strategies, Polaris Preferred Solution,
    Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6) Offered in WM Diversified Strategies III product.
(7) Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       SCHEDULES OF PORTFOLIO INVESTMENTS
                               December 31, 2011

                                                                        Net Asset Value        Net Asset                    Level
Variable Accounts                                              Shares         Per Share            Value          Cost   (Note A)
---------------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
 Asset Allocation Portfolio (Class 1)                       9,725,306  $      13.03     $    126,687,967  $127,490,561          1
 Capital Appreciation Portfolio (Class 1)                   7,703,117         34.14          262,968,434   275,191,703          1
 Government and Quality Bond Portfolio (Class 1)            8,380,113         15.57          130,486,125   125,935,131          1
 Growth Portfolio (Class 1)                                 4,357,797         19.31           84,129,487    90,702,858          1
 Natural Resources Portfolio (Class 1)                      2,536,491         24.38           61,850,374    95,221,350          1
 Asset Allocation Portfolio (Class 2)                         750,279         13.00            9,754,826     9,652,073          1
 Capital Appreciation Portfolio (Class 2)                   1,505,481         33.69           50,722,731    50,840,244          1
 Government and Quality Bond Portfolio (Class 2)            3,836,595         15.56           59,710,741    57,707,668          1
 Growth Portfolio (Class 2)                                 1,358,496         19.30           26,217,903    28,117,879          1
 Natural Resources Portfolio (Class 2)                        573,418         24.29           13,926,958    19,250,625          1
 Asset Allocation Portfolio (Class 3)                       2,296,954         12.97           29,785,008    28,479,048          1
 Capital Appreciation Portfolio (Class 3)                  11,289,321         33.41          377,129,549   381,030,703          1
 Government and Quality Bond Portfolio (Class 3)           39,123,598         15.52          607,330,250   590,886,741          1
 Growth Portfolio (Class 3)                                 5,822,029         19.26          112,152,534   124,032,122          1
 Natural Resources Portfolio (Class 3)                      5,250,018         24.18          126,949,654   174,760,312          1

SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                      2,634,801  $       9.70     $     25,562,835  $ 31,305,135          1
 Alliance Growth Portfolio (Class 1)                        7,149,404         22.28          159,262,670   179,726,695          1
 Balanced Portfolio (Class 1)                               3,075,548         14.43           44,378,775    47,183,900          1
 Blue Chip Growth Portfolio (Class 1)                       1,229,664          6.91            8,492,720     8,507,159          1
 Capital Growth Portfolio (Class 1)                           647,675          8.49            5,501,152     4,951,870          1
 Cash Management Portfolio (Class 1)                        5,765,457         10.64           61,353,836    61,471,129          1
 Corporate Bond Portfolio (Class 1)                         7,684,115         13.30          102,171,318    92,728,915          1
 Davis Venture Value Portfolio (Class 1)                   18,351,767         21.90          401,886,328   399,986,042          1
 "Dogs" of Wall Street Portfolio (Class 1)                  2,609,354          8.51           22,214,939    20,339,515          1
 Emerging Markets Portfolio (Class 1)                       5,931,482          6.90           40,942,718    37,093,350          1
 Equity Opportunities Portfolio (Class 1)                   2,472,293         11.52           28,482,694    29,077,857          1
 Fundamental Growth Portfolio (Class 1)                     2,559,379         15.57           39,860,782    49,364,507          1
 Global Bond Portfolio (Class 1)                            4,011,893         12.47           50,020,778    48,738,447          1
 Global Equities Portfolio (Class 1)                        4,010,988         12.49           50,103,995    52,347,088          1
 Growth Opportunities Portfolio (Class 1)                   1,625,956          6.95           11,308,089    10,357,369          1
 Growth-Income Portfolio (Class 1)                          6,416,682         21.15          135,730,629   133,678,797          1
 High-Yield Bond Portfolio (Class 1)                       13,034,654          5.36           69,866,750    69,282,530          1
 International Diversified Equities Portfolio (Class 1)     5,402,058          7.57           40,914,617    52,192,538          1
 International Growth and Income Portfolio (Class 1)        5,774,333          7.61           43,948,329    64,722,577          1
 Marsico Focused Growth Portfolio (Class 1)                 1,508,364          9.01           13,591,254    11,624,302          1
 MFS Massachusetts Investors Trust Portfolio (Class 1)      3,640,020         13.63           49,597,158    45,520,789          1
 MFS Total Return Portfolio (Class 1)                      10,614,455         14.48          153,695,095   158,056,759          1
 Mid-Cap Growth Portfolio (Class 1)                         3,287,754         10.66           35,043,178    32,956,155          1
 Real Estate Portfolio (Class 1)                            2,666,593         12.59           33,576,000    30,888,411          1
 Technology Portfolio (Class 1)                             3,299,275          2.70            8,920,359     7,761,296          1
 Telecom Utility Portfolio (Class 1)                        1,527,928         11.07           16,911,434    16,584,918          1
 Total Return Bond Portfolio (Class 1)                      7,927,319          9.01           71,432,521    66,155,031          1
 Aggressive Growth Portfolio (Class 2)                        338,285          9.63            3,258,203     3,320,962          1
 Alliance Growth Portfolio (Class 2)                        1,019,296         22.23           22,661,038    18,879,044          1
 Balanced Portfolio (Class 2)                                 507,600         14.41            7,315,909     6,484,320          1
 Blue Chip Growth Portfolio (Class 2)                         449,146          6.90            3,100,051     2,772,252          1
 Capital Growth Portfolio (Class 2)                           250,857          8.39            2,105,184     1,900,239          1
 Cash Management Portfolio (Class 2)                        1,957,142         10.59           20,728,242    20,897,955          1
 Corporate Bond Portfolio (Class 2)                         2,295,178         13.28           30,470,985    27,714,404          1
 Davis Venture Value Portfolio (Class 2)                    2,953,317         21.88           64,611,242    64,675,504          1
 "Dogs" of Wall Street Portfolio (Class 2)                    761,314          8.50            6,473,714     5,665,826          1
 Emerging Markets Portfolio (Class 2)                       1,131,401          6.85            7,751,701     7,684,884          1
 Equity Opportunities Portfolio (Class 2)                     481,291         11.51            5,540,615     4,891,811          1
 Foreign Value Portfolio (Class 2)                          2,116,912         12.02           25,454,553    28,685,939          1
 Fundamental Growth Portfolio (Class 2)                       168,993         15.42            2,606,634     2,350,537          1
 Global Bond Portfolio (Class 2)                              965,774         12.39           11,970,760    11,730,926          1
 Global Equities Portfolio (Class 2)                          493,295         12.45            6,142,356     6,876,634          1
 Growth Opportunities Portfolio (Class 2)                     604,527          6.84            4,136,876     3,820,255          1
 Growth-Income Portfolio (Class 2)                            436,269         21.13            9,220,072     8,702,559          1
 High-Yield Bond Portfolio (Class 2)                        2,971,726          5.35           15,901,198    15,383,787          1
 International Diversified Equities Portfolio (Class 2)     2,576,984          7.53           19,413,669    20,147,832          1
 International Growth and Income Portfolio (Class 2)        1,138,580          7.63            8,692,564    11,882,769          1
 Marsico Focused Growth Portfolio (Class 2)                 1,607,335          8.92           14,335,763    13,486,568          1
 MFS Massachusetts Investors Trust Portfolio (Class 2)        819,620         13.62           11,161,526     9,463,908          1
 MFS Total Return Portfolio (Class 2)                       3,321,406         14.47           48,060,159    49,942,995          1
 Mid-Cap Growth Portfolio (Class 2)                         1,542,355         10.50           16,199,999    13,123,909          1
 Real Estate Portfolio (Class 2)                              772,503         12.56            9,699,869     8,708,164          1
 Small & Mid Cap Value Portfolio (Class 2)                  1,264,673         15.88           20,087,288    17,865,318          1
 Technology Portfolio (Class 2)                             1,113,238          2.66            2,966,373     2,569,646          1
 Telecom Utility Portfolio (Class 2)                          223,402         11.06            2,470,872     2,274,814          1
 Total Return Bond Portfolio (Class 2)                      2,199,638          8.97           19,724,689    18,889,757          1
 Aggressive Growth Portfolio (Class 3)                      1,808,001          9.56           17,292,016    16,596,585          1
 Alliance Growth Portfolio (Class 3)                        4,814,892         22.14          106,577,860    97,946,306          1
 American Funds Asset Allocation SAST Portfolio (Class 3)  10,098,413         10.04          101,357,620    96,887,814          1
 American Funds Global Growth SAST Portfolio (Class 3)     35,340,448          9.93          350,782,674   362,336,055          1
 American Funds Growth SAST Portfolio (Class 3)            25,286,613          9.28          234,636,328   234,072,139          1
 American Funds Growth-Income SAST Portfolio (Class 3)     21,106,169          8.99          189,664,824   193,435,612          1
 Balanced Portfolio (Class 3)                               2,479,722         14.39           35,694,977    34,233,463          1
 Blue Chip Growth Portfolio (Class 3)                       8,773,917          6.89           60,434,273    59,691,431          1
 Capital Growth Portfolio (Class 3)                         5,204,855          8.34           43,383,733    40,769,518          1
 Cash Management Portfolio (Class 3)                       18,067,301         10.55          190,669,336   191,187,439          1
 Corporate Bond Portfolio (Class 3)                        43,720,191         13.23          578,591,304   553,948,005          1
 Davis Venture Value Portfolio (Class 3)                   21,885,203         21.83          477,761,383   511,203,642          1
 "Dogs" of Wall Street Portfolio (Class 3)                  3,964,815          8.48           33,635,609    30,934,056          1
 Emerging Markets Portfolio (Class 3)                      20,803,327          6.81          141,712,285   139,697,044          1
 Equity Opportunities Portfolio (Class 3)                   2,268,236         11.50           26,076,886    23,655,014          1
 Foreign Value Portfolio (Class 3)                         37,170,159         12.01          446,498,835   509,334,961          1
 Fundamental Growth Portfolio (Class 3)                     4,626,256         15.30           70,790,422    68,500,446          1
 Global Bond Portfolio (Class 3)                           15,340,225         12.34          189,229,931   188,614,343          1
 Global Equities Portfolio (Class 3)                        2,144,257         12.41           26,612,803    28,743,453          1
 Growth Opportunities Portfolio (Class 3)                  22,093,437          6.78          149,800,724   139,008,609          1
 Growth-Income Portfolio (Class 3)                          2,326,512         21.12           49,130,066    46,834,291          1
 High-Yield Bond Portfolio (Class 3)                       20,955,074          5.34          111,817,886   115,073,827          1
 International Diversified Equities Portfolio (Class 3)    21,395,354          7.52          160,960,717   189,278,751          1
 International Growth and Income Portfolio (Class 3)       23,264,418          7.61          177,099,706   220,031,366          1
 Marsico Focused Growth Portfolio (Class 3)                 8,217,428          8.86           72,839,011    70,084,952          1
 MFS Massachusetts Investors Trust Portfolio (Class 3)     15,122,260         13.60          205,594,177   193,106,961          1
 MFS Total Return Portfolio (Class 3)                      13,161,955         14.45          190,169,901   197,115,120          1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       SCHEDULES OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2011
                                  (continued)

                                                                        Net Asset Value    Net Asset                         Level
Variable Accounts                                               Shares       Per Share        Value             Cost       (Note A)
------------------------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST (continued):
   Mid-Cap Growth Portfolio (Class 3)                         8,832,057       $  10.41  $ 91,978,433  $    84,348,335              1
   Real Estate Portfolio (Class 3)                           17,027,870          12.51   212,996,370      178,524,356              1
   Small & Mid Cap Value Portfolio (Class 3)                 27,169,137          15.83   430,137,080      404,359,659              1
   Small Company Value Portfolio (Class 3)                   10,419,808          16.36   170,417,984      152,648,847              1
   Technology Portfolio (Class 3)                             7,864,435           2.64    20,765,489       18,949,222              1
   Telecom Utility Portfolio (Class 3)                        1,620,011          11.04    17,881,104       16,964,195              1
   Total Return Bond Portfolio (Class 3)                     66,013,904           8.94   590,254,280      576,894,439              1

INVESCO VARIABLE INSURANCE FUNDS (Series II):
   Invesco Van Kampen V.I. Capital Growth Fund                  664,685       $  31.35  $ 20,837,864  $    18,357,415              1
   Invesco Van Kampen V.I. Comstock Fund                     27,198,795          11.28   306,802,405      299,455,040              1
   Invesco Van Kampen V.I. Growth and Income Fund            27,352,908          17.74   485,240,590      480,098,426              1

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
   Diversified International Account (Class 1)                  178,861       $  11.12  $  1,988,938  $     2,555,140              1
   Equity Income Account (Class 1)                            1,423,416          15.53    22,105,657       23,532,937              1
   Government & High Quality Bond Account (Class 1)             420,982          10.90     4,588,705        4,325,313              1
   Income Account (Class 1)                                     831,609          10.71     8,906,531        8,294,960              1
   LargeCap Blend Account II (Class 1)                          354,011           6.85     2,424,975        2,509,717              1
   LargeCap Growth Account (Class 1)                             39,259          14.48       568,467          546,345              1
   MidCap Blend Account (Class 1)                                72,941          40.51     2,954,840        2,619,867              1
   Money Market Account (Class 1)                             2,522,662           1.00     2,522,662        2,522,662              1
   Principal Capital Appreciation Account (Class 1)             578,766          21.36    12,362,447       12,172,986              1
   Real Estate Securities Account (Class 1)                      60,215          14.39       866,498          832,196              1
   SAM Balanced Portfolio (Class 1)                           4,086,282          14.76    60,313,522       61,361,416              1
   SAM Conservative Balanced Portfolio (Class 1)                732,735          11.47     8,404,475        8,116,769              1
   SAM Conservative Growth Portfolio (Class 1)                1,595,677          14.99    23,919,200       24,302,190              1
   SAM Flexible Income Portfolio (Class 1)                      892,031          12.42    11,079,025       10,852,954              1
   SAM Strategic Growth Portfolio (Class 1)                     534,452          16.26     8,690,182        9,353,038              1
   Short-Term Income Account (Class 1)                        1,081,604           2.54     2,747,274        2,699,230              1
   SmallCap Growth Account II (Class 1)                          54,954          10.68       586,911          488,441              1
   SmallCap Value Account I (Class 1)                            14,231          13.02       185,291          165,155              1
   Diversified International Account (Class 2)                   84,602          11.18       945,852        1,107,065              1
   Equity Income Account (Class 2)                              809,743          15.43    12,494,341       13,222,268              1
   Government & High Quality Bond Account (Class 2)             109,816          10.90     1,196,996        1,131,990              1
   Income Account (Class 2)                                     367,177          10.66     3,914,109        3,618,806              1
   LargeCap Blend Account II (Class 2)                           72,401           6.88       498,119          503,025              1
   LargeCap Growth Account (Class 2)                             24,998          14.43       360,719          330,028              1
   MidCap Blend Account (Class 2)                                17,638          40.39       712,401          606,256              1
   Money Market Account (Class 2)                             1,616,806           1.00     1,616,806        1,616,806              1
   Principal Capital Appreciation Account (Class 2)             107,041          21.23     2,272,474        2,378,544              1
   Real Estate Securities Account (Class 2)                      18,135          14.46       262,236          217,977              1
   SAM Balanced Portfolio (Class 2)                           2,974,681          14.66    43,608,829       44,358,792              1
   SAM Conservative Balanced Portfolio (Class 2)                571,761          11.38     6,506,641        6,319,135              1
   SAM Conservative Growth Portfolio (Class 2)                1,609,359          14.87    23,931,168       25,031,019              1
   SAM Flexible Income Portfolio (Class 2)                      777,170          12.34     9,590,282        9,166,683              1
   SAM Strategic Growth Portfolio (Class 2)                     687,786          16.15    11,107,748       12,280,690              1
   Short-Term Income Account (Class 2)                          580,390           2.53     1,468,387        1,443,928              1
   SmallCap Growth Account II (Class 2)                          21,634          10.54       228,026          213,654              1
   SmallCap Value Account I (Class 2)                             6,991          12.99        90,807           89,404              1

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
   Columbia Variable Portfolio - Asset Allocation Fund           83,119       $  11.81  $    981,636  $     1,004,935              1
   Columbia Variable Portfolio - Small Company Growth Fund      116,098          11.58     1,344,410        1,243,908              1

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia Variable Portfolio - High Income Fund (Class 1)   2,224,625       $   9.95  $ 22,135,020  $    21,728,714              1
   Columbia Variable Portfolio - Marsico Focused Equities
   Fund (Class 1)                                             1,934,967          16.48    31,888,262       31,781,329              1
   Columbia Variable Portfolio - Marsico Growth Fund
   (Class 1)                                                    130,067          19.92     2,590,925        2,292,953              1
   Columbia Variable Portfolio - Marsico 21st Century
   Fund (Class 1)                                               120,481          10.63     1,280,717        1,324,861              1
   Columbia Variable Portfolio - Mid Cap Growth Fund
   (Class 1)                                                     98,346           7.49       736,612          596,107              1
   Columbia Variable Portfolio - Marsico International
   Opportunities
   Fund (Class 2)                                               218,803          13.29     2,907,894        3,502,131              1

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
   Columbia Variable Portfolio - Diversified Equity
   Income Fund                                                  226,520       $  12.55  $  2,842,827  $     3,367,435              1

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                            4,521,123       $  16.06  $ 72,609,243  $    70,673,262              1
   Global Growth Fund (Class 2)                              12,896,024          19.29   248,764,306      263,408,902              1
   Growth Fund (Class 2)                                      6,674,447          51.68   344,935,437      358,049,414              1
   Growth-Income Fund (Class 2)                              10,429,385          33.07   344,899,767      368,540,386              1
   Asset Allocation Fund (Class 3)                            2,300,494          16.18    37,221,998       38,145,943              1
   Cash Management Fund (Class 3)                             1,052,251          11.30    11,890,437       11,918,869              1
   Growth Fund (Class 3)                                      3,619,968          52.13   188,708,917      214,198,144              1
   Growth-Income Fund (Class 3)                               5,171,492          33.30   172,210,686      203,499,794              1
   High-Income Bond Fund (Class 3)                            1,940,458          10.56    20,491,234       20,325,856              1
   International Fund (Class 3)                               2,854,465          15.23    43,473,502       53,670,904              1
   U.S. Government/AAA-Rated Securities Fund (Class 3)        1,830,112          13.01    23,809,754       22,652,867              1

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                               10,844,043       $  22.15  $240,195,562  $   257,110,148              1
   Mid Cap Value Portfolio                                    1,659,169          15.86    26,314,421       28,030,011              1

STERLING CAPITAL VARIABLE INSURANCE FUNDS:
   Sterling Capital Select Equity VIF                           174,432           7.98     1,391,970        1,516,038              1
   Sterling Capital Special Opportunities VIF                   847,236          15.36    13,013,539       12,183,507              1
   Sterling Capital Strategic Allocation Equity VIF             253,097       $   6.14  $  1,554,013  $     1,671,339              1
   Sterling Capital Total Return Bond VIF                       728,809          10.61     7,732,666        7,646,610              1

MTB GROUP OF FUNDS:
   MTB Managed Allocation Fund - Moderate Growth II                  35       $   8.83  $        305  $           247              1

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(Class 2):
   Franklin Income Securities Fund                            6,683,629       $  14.32  $ 95,709,571  $    95,997,884              1
   Franklin Templeton VIP Founding Funds Allocation
   Fund                                                       5,414,289           7.59    41,094,450       37,584,029              1

SEASONS SERIES TRUST (Class 3):
   Allocation Balanced Portfolio                              8,239,116       $  10.50  $ 86,485,664  $    86,761,871              1
   Allocation Growth Portfolio                                1,399,359           8.86    12,402,687       12,843,497              1
   Allocation Moderate Growth Portfolio                      13,694,371          10.00   136,999,346      140,915,808              1
   Allocation Moderate Portfolio                             11,931,012          10.06   120,030,610      122,185,858              1
   Real Return Portfolio                                     19,512,877          10.13   197,603,434      191,447,439              1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in Note 3 to the Financial Statements.


    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011

                                                           Capital        Government and
                                    Asset Allocation     Appreciation      Quality Bond        Growth        Natural Resources
                                       Portfolio          Portfolio         Portfolio         Portfolio          Portfolio
                                       (Class 1)          (Class 1)         (Class 1)         (Class 1)          (Class 1)
                                   -----------------    -------------    ---------------    ------------    ------------------
Investment income:
  Dividends                        $       3,699,391    $           -    $     4,248,285    $    712,794    $          544,462
                                   -----------------    -------------    ---------------    ------------    ------------------

Expenses:
  Charges for distribution,
    mortality and expense risk            (2,116,355)      (4,906,923)        (2,124,662)     (1,514,675)           (1,238,778)
                                   -----------------    -------------    ---------------    ------------    ------------------

Net investment income (loss)               1,583,036       (4,906,923)         2,123,623        (801,881)             (694,316)
                                   -----------------    -------------    ---------------    ------------    ------------------

Net realized gains (losses)
 from securities transactions               (956,896)        (175,970)         1,181,437     (10,456,752)           (4,763,296)
Realized gain distributions                        -                -            595,940               -            19,364,111
                                   -----------------    -------------    ---------------    ------------    ------------------

Net realized gains (losses)                 (956,896)        (175,970)         1,777,377     (10,456,752)           14,600,815
                                   -----------------    -------------    ---------------    ------------    ------------------

Net unrealized appreciation
(depreciation) of investments:
  Beginning of period                        509,280        6,534,585          1,174,924     (10,142,623)           (1,439,213)
  End of period                             (802,594)     (12,223,269)         4,550,994      (6,573,371)          (33,370,976)
                                   -----------------    -------------    ---------------    ------------    ------------------

Change in net unrealized
 appreciation
  (depreciation) of investments           (1,311,874)     (18,757,854)         3,376,070       3,569,252           (31,931,763)
                                   -----------------    -------------    ---------------    ------------    ------------------

Increase (decrease) in net
 assets from operations            $        (685,734)   $ (23,840,747)   $     7,277,070    $ (7,689,381)   $      (18,025,264)
                                   =================    =============    ===============    ============    ==================

                                      Asset          Capital        Government and                     Natural
                                    Allocation     Appreciation      Quality Bond        Growth       Resources
                                    Portfolio       Portfolio         Portfolio        Portfolio      Portfolio
                                    (Class 2)       (Class 2)         (Class 2)        (Class 2)      (Class 2)
                                   -----------    -------------    ---------------    -----------    -----------
Investment income:
  Dividends                        $   271,648    $           -    $     1,815,931    $   166,106    $    90,153
                                   -----------    -------------    ---------------    -----------    -----------

Expenses:
  Charges for distribution,
    mortality and expense risk        (176,499)        (971,286)          (990,306)      (479,714)      (286,354)
                                   -----------    -------------    ---------------    -----------    -----------

Net investment income (loss)            95,149         (971,286)           825,625       (313,608)      (196,201)
                                   -----------    -------------    ---------------    -----------    -----------

Net realized gains (losses)
 from securities transactions         (362,330)       1,615,992            213,625       (739,873)    (1,716,744)
Realized gain distributions                  -                -            270,973              -      4,235,137
                                   -----------    -------------    ---------------    -----------    -----------

Net realized gains (losses)           (362,330)       1,615,992            484,598       (739,873)     2,518,393
                                   -----------    -------------    ---------------    -----------    -----------

Net unrealized appreciation
(depreciation) of investments:
  Beginning of period                 (120,479)       5,021,104             99,291       (721,829)       903,918
  End of period                        102,753         (117,513)         2,003,073     (1,899,976)    (5,323,667)
                                   -----------    -------------    ---------------    -----------    -----------

Change in net unrealized
 appreciation
  (depreciation) of investments        223,232       (5,138,617)         1,903,782     (1,178,147)    (6,227,585)
                                   -----------    -------------    ---------------    -----------    -----------

Increase (decrease) in net
 assets from operations            $   (43,949)   $  (4,493,911)   $     3,214,005    $(2,231,628)   $(3,905,393)
                                   ===========    =============    ===============    ===========    ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                                 Capital        Government and
                                          Asset Allocation     Appreciation      Quality Bond        Growth        Natural Resources
                                             Portfolio          Portfolio         Portfolio         Portfolio          Portfolio
                                             (Class 3)          (Class 3)         (Class 3)         (Class 3)          (Class 3)
                                        -----------------    -------------    ---------------    ------------    ------------------
Investment income:
  Dividends                             $         751,582    $           -    $    18,051,115    $    576,554    $          658,972
                                        -----------------    -------------    ---------------    ------------    ------------------

Expenses:
  Charges for distribution,
    mortality and expense risk                   (451,084)      (6,442,358)        (9,694,981)     (2,020,052)           (2,366,114)
                                        -----------------    -------------    ---------------    ------------    ------------------

Net investment income (loss)                      300,498       (6,442,358)         8,356,134      (1,443,498)           (1,707,142)
                                        -----------------    -------------    ---------------    ------------    ------------------

Net realized gains (losses)
 from securities transactions                    (555,318)       4,567,977          3,752,572      (8,219,307)          (21,963,479)
Realized gain distributions                             -                -          2,742,113               -            36,281,782
                                        -----------------    -------------    ---------------    ------------    ------------------

Net realized gains (losses)                      (555,318)       4,567,977          6,494,685      (8,219,307)           14,318,303
                                        -----------------    -------------    ---------------    ------------    ------------------

Net unrealized appreciation
 (depreciation) of investments:
  Beginning of period                           1,376,345       28,405,033            305,631     (12,095,650)           (1,732,756)
  End of period                                 1,305,960       (3,901,154)        16,443,509     (11,879,588)          (47,810,658)
                                        -----------------    -------------    ---------------    ------------    ------------------

Change in net unrealized appreciation
  (depreciation) of investments                   (70,385)     (32,306,187)        16,137,878         216,062           (46,077,902)
                                        -----------------    -------------    ---------------    ------------    ------------------

Increase (decrease) in net
 assets from operations                 $        (325,205)   $ (34,180,568)   $    30,988,697    $ (9,446,743)   $      (33,466,741)
                                        =================    =============    ===============    ============    ==================

                                         Aggressive                                        Blue Chip       Capital
                                           Growth       Alliance Growth      Balanced        Growth        Growth
                                         Portfolio         Portfolio        Portfolio      Portfolio      Portfolio
                                         (Class 1)         (Class 1)        (Class 1)      (Class 1)      (Class 1)
                                        -----------    ----------------    -----------    -----------    ----------
Investment income:
  Dividends                             $         -    $        860,604    $   851,812    $    17,562    $        -
                                        -----------    ----------------    -----------    -----------    ----------

Expenses:
  Charges for distribution,
    mortality and expense risk             (435,859)         (2,737,288)      (753,419)      (121,400)      (96,749)
                                        -----------    ----------------    -----------    -----------    ----------

Net investment income (loss)               (435,859)         (1,876,684)        98,393       (103,838)      (96,749)
                                        -----------    ----------------    -----------    -----------    ----------

Net realized gains (losses)
 from securities transactions            (1,248,080)         (4,354,227)    (1,517,044)       697,197       321,444
Realized gain distributions                       -                   -              -              -             -
                                        -----------    ----------------    -----------    -----------    ----------

Net realized gains (losses)              (1,248,080)         (4,354,227)    (1,517,044)       697,197       321,444
                                        -----------    ----------------    -----------    -----------    ----------

Net unrealized appreciation
 (depreciation) of investments:
  Beginning of period                    (6,549,836)        (20,451,466)    (4,600,621)     1,322,340       908,454
  End of period                          (5,742,300)        (20,464,025)    (2,805,125)       (14,439)      549,282
                                        -----------    ----------------    -----------    -----------    ----------

Change in net unrealized appreciation
  (depreciation) of investments             807,536             (12,559)     1,795,496     (1,336,779)     (359,172)
                                        -----------    ----------------    -----------    -----------    ----------

Increase (decrease) in net
 assets from operations                 $  (876,403)   $     (6,243,470)   $   376,845    $  (743,420)   $ (134,477)
                                        ===========    ================    ===========    ===========    ==========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                       Cash Management    Corporate Bond     Davis Venture      "Dogs" of Wall    Emerging Markets
                                             Portfolio         Portfolio    Value Portfolio    Street Portfolio      Portfolio
                                             (Class 1)         (Class 1)          (Class 1)          (Class 1)          (Class 1)
                                       ----------------   ---------------   ----------------   -----------------  -----------------
Investment income:
  Dividends                            $              -   $     6,778,511   $      5,829,940   $         458,105  $         300,343
                                       ----------------   ---------------   ----------------   -----------------  -----------------

Expenses:
  Charges for distribution,
    mortality and expense risk               (1,127,014)       (1,676,889)        (7,070,809)           (320,595)          (869,575)
                                       ----------------   ---------------   ----------------   -----------------  -----------------

Net investment income (loss)                 (1,127,014)        5,101,622         (1,240,869)            137,510           (569,232)
                                       ----------------   ---------------   ----------------   -----------------  -----------------

Net realized gains (losses)
 from securities transactions                  (939,795)        4,571,168          2,189,686            (997,414)         5,627,555
Realized gain distributions                           -           505,491                  -                   -                  -
                                       ----------------   ---------------   ----------------   -----------------  -----------------

Net realized gains (losses)                    (939,795)        5,076,659          2,189,686            (997,414)         5,627,555
                                       ----------------   ---------------   ----------------   -----------------  -----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          (851,110)       14,398,371         29,149,687          (1,169,288)        25,341,372
  End of period                                (117,293)        9,442,403          1,900,286           1,875,424          3,849,368
                                       ----------------   ---------------   ----------------   -----------------  -----------------

Change in net unrealized appreciation
   (depreciation) of investments                733,817        (4,955,968)       (27,249,401)          3,044,712        (21,492,004)
                                       ----------------   ---------------   ----------------   -----------------  -----------------

Increase (decrease) in net
  assets from operations               $     (1,332,992)  $     5,222,313   $    (26,300,584)  $       2,184,808  $     (16,433,681)
                                       ================   ===============   ================   =================  =================

                                             Equity                                                                      Growth
                                          Opportunities       Fundamental        Global Bond     Global Equities     Opportunities
                                            Portfolio       Growth Portfolio      Portfolio         Portfolio           Portfolio
                                            (Class 1)          (Class 1)          (Class 1)         (Class 1)           (Class 1)
                                         --------------    -----------------    ------------    ----------------    --------------
Investment income:
  Dividends                              $      179,412    $               -    $  1,189,266    $        556,579    $            -
                                         --------------    -----------------    ------------    ----------------    --------------

Expenses:
  Charges for distribution,
    mortality and expense risk                 (487,662)            (702,364)       (804,619)           (911,857)         (191,325)
                                         --------------    -----------------    ------------    ----------------    --------------

Net investment income (loss)                   (308,250)            (702,364)        384,647            (355,278)         (191,325)
                                         --------------    -----------------    ------------    ----------------    --------------

Net realized gains (losses)
 from securities transactions                (2,260,730)          (1,610,086)        503,896             583,916           493,188
Realized gain distributions                           -                    -         738,335                   -                 -
                                         --------------    -----------------    ------------    ----------------    --------------

Net realized gains (losses)                  (2,260,730)          (1,610,086)      1,242,231             583,916           493,188
                                         --------------    -----------------    ------------    ----------------    --------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                        (2,615,130)          (8,776,200)        765,504           4,935,099         1,847,091
  End of period                                (595,163)          (9,503,725)      1,282,331          (2,243,093)          950,720
                                         --------------    -----------------    ------------    ----------------    --------------

Change in net unrealized appreciation
   (depreciation) of investments              2,019,967             (727,525)        516,827          (7,178,192)         (896,371)
                                         --------------    -----------------    ------------    ----------------    --------------

Increase (decrease) in net
  assets from operations                 $     (549,013)   $      (3,039,975)   $  2,143,705    $     (6,949,554)   $     (594,508)
                                         ==============    =================    ============    ================    ==============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                                             International      International
                                       Growth-Income   High-Yield Bond  Diversified Equities  Growth and Income    Marsico Focused
                                         Portfolio        Portfolio           Portfolio            Portfolio       Growth Portfolio
                                         (Class 1)        (Class 1)           (Class 1)            (Class 1)          (Class 1)
                                      --------------  ----------------  --------------------  ------------------  -----------------
Investment income:
  Dividends                           $    1,333,002  $      5,798,130  $          1,046,754  $        1,618,304  $          48,043
                                      --------------  ----------------  --------------------  ------------------  -----------------

Expenses:
  Charges for distribution,
    mortality and expense risk            (2,188,388)       (1,171,008)             (773,701)           (839,525)          (242,431)
                                      --------------  ----------------  --------------------  ------------------  -----------------

Net investment income (loss)                (855,386)        4,627,122               273,053             778,779           (194,388)
                                      --------------  ----------------  --------------------  ------------------  -----------------

Net realized gains (losses)
  from securities transactions            (3,464,925)        3,981,672             1,362,127          (2,978,012)        (1,696,217)
Realized gain distributions                        -                 -                     -                   -                  -
                                      --------------  ----------------  --------------------  ------------------  -----------------

Net realized gains (losses)               (3,464,925)        3,981,672             1,362,127          (2,978,012)        (1,696,217)
                                      --------------  ----------------  --------------------  ------------------  -----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                    (11,482,287)        6,522,880            (1,565,033)        (14,839,423)           512,659
  End of period                            2,051,832           584,220           (11,277,921)        (20,774,248)         1,966,952
                                      --------------  ----------------  --------------------  ------------------  -----------------

Change in net unrealized appreciation
  (depreciation) of investments           13,534,119        (5,938,660)           (9,712,888)         (5,934,825)         1,454,293
                                      --------------  ----------------  --------------------  ------------------  -----------------

Increase (decrease) in net
  assets from operations              $    9,213,808  $      2,670,134  $         (8,077,708) $       (8,134,058) $        (436,312)
                                      ==============  ================  ====================  ==================  =================

                                          MFS Massachusetts
                                           Investors Trust      MFS Total Return     Mid-Cap Growth     Real Estate     Technology
                                              Portfolio            Portfolio           Portfolio         Portfolio      Portfolio
                                              (Class 1)            (Class 1)           (Class 1)         (Class 1)      (Class 1)
                                         ------------------    -----------------    ---------------    ------------    -----------
Investment income:
  Dividends                              $          370,275    $       4,416,231    $             -    $    335,085    $         -
                                         ------------------    -----------------    ---------------    ------------    -----------

Expenses:
  Charges for distribution,
    mortality and expense risk                     (852,668)          (2,627,050)          (638,767)       (550,028)      (165,924)
                                         ------------------    -----------------    ---------------    ------------    -----------

Net investment income (loss)                       (482,393)           1,789,181           (638,767)       (214,943)      (165,924)
                                         ------------------    -----------------    ---------------    ------------    -----------

Net realized gains (losses)
  from securities transactions                    1,023,602           (1,617,685)            33,330      (5,681,707)     1,620,856
Realized gain distributions                               -                    -                  -               -              -
                                         ------------------    -----------------    ---------------    ------------    -----------

Net realized gains (losses)                       1,023,602           (1,617,685)            33,330      (5,681,707)     1,620,856
                                         ------------------    -----------------    ---------------    ------------    -----------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                             6,404,703           (4,978,156)         4,290,114      (5,271,973)     3,346,871
  End of period                                   4,076,369           (4,361,664)         2,087,023       2,687,589      1,159,063
                                         ------------------    -----------------    ---------------    ------------    -----------

Change in net unrealized appreciation
  (depreciation) of investments                  (2,328,334)             616,492         (2,203,091)      7,959,562     (2,187,808)
                                         ------------------    -----------------    ---------------    ------------    -----------

Increase (decrease) in net
  assets from operations                 $       (1,787,125)   $         787,988    $    (2,808,528)   $  2,062,912    $  (732,876)
                                         ==================    =================    ===============    ============    ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                     Telecom Utility   Total Return Bond      Aggressive      Alliance Growth
                                        Portfolio          Portfolio       Growth Portfolio      Portfolio      Balanced Portfolio
                                        (Class 1)          (Class 1)          (Class 2)          (Class 2)          (Class 2)
                                    ----------------  ------------------  -----------------  ----------------  -------------------
Investment income:
  Dividends                         $        402,867  $        1,067,302  $               -  $         79,993  $           126,674
                                    ----------------  ------------------  -----------------  ----------------  -------------------

Expenses:
  Charges for distribution,
    mortality and expense risk              (263,468)         (1,067,906)           (58,598)         (400,958)            (127,075)
                                    ----------------  ------------------  -----------------  ----------------  -------------------

Net investment income (loss)                 139,399                (604)           (58,598)         (320,965)                (401)
                                    ----------------  ------------------  -----------------  ----------------  -------------------

Net realized gains (losses)
  from securities transactions                15,137           1,453,226            (88,051)        1,519,586              550,491
Realized gain distributions                        -             824,947                  -                 -                    -
                                    ----------------  ------------------  -----------------  ----------------  -------------------

Net realized gains (losses)                   15,137           2,278,173            (88,051)        1,519,586              550,491
                                    ----------------  ------------------  -----------------  ----------------  -------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                       (256,018)          4,357,401            (70,024)        5,884,155            1,283,696
  End of period                              326,516           5,277,490            (62,759)        3,781,994              831,589
                                    ----------------  ------------------  -----------------  ----------------  -------------------

Change in net unrealized
  appreciation (depreciation)
  of investments                             582,534             920,089              7,265        (2,102,161)            (452,107)
                                    ----------------  ------------------  -----------------  ----------------  -------------------

Increase (decrease) in net
  assets from operations            $        737,070  $        3,197,658  $        (139,384) $       (903,540) $            97,983
                                    ================  ==================  =================  ================  ===================

                                     Blue Chip Growth     Capital Growth     Cash Management     Corporate Bond      Davis Venture
                                        Portfolio           Portfolio           Portfolio          Portfolio        Value Portfolio
                                        (Class 2)           (Class 2)           (Class 2)          (Class 2)           (Class 2)
                                    -----------------    ---------------    ----------------    ---------------    ----------------
Investment income:
  Dividends                         $           3,083    $             -    $              -    $     1,981,825    $        806,165
                                    -----------------    ---------------    ----------------    ---------------    ----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                (58,844)           (34,565)           (361,201)          (533,799)         (1,156,905)
                                    -----------------    ---------------    ----------------    ---------------    ----------------

Net investment income (loss)                  (55,761)           (34,565)           (361,201)         1,448,026            (350,740)
                                    -----------------    ---------------    ----------------    ---------------    ----------------

Net realized gains (losses)
  from securities transactions                198,129             28,252            (331,386)         1,628,959           1,180,554
Realized gain distributions                         -                  -                   -            152,151                   -
                                    -----------------    ---------------    ----------------    ---------------    ----------------

Net realized gains (losses)                   198,129             28,252            (331,386)         1,781,110           1,180,554
                                    -----------------    ---------------    ----------------    ---------------    ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                         720,268            257,181            (402,691)         4,400,515           5,027,358
  End of period                               327,799            204,945            (169,713)         2,756,581             (64,262)
                                    -----------------    ---------------    ----------------    ---------------    ----------------

Change in net unrealized
  appreciation (depreciation)
  of investments                             (392,469)           (52,236)            232,978         (1,643,934)         (5,091,620)
                                    -----------------    ---------------    ----------------    ---------------    ----------------

Increase (decrease) in net
  assets from operations            $        (250,101)   $       (58,549)   $       (459,609)   $     1,585,202    $     (4,261,806)
                                    =================    ===============    ================    ===============    ================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                                                   Equity
                                           "Dogs" of Wall    Emerging Markets   Opportunities    Foreign Value      Fundamental
                                          Street Portfolio      Portfolio         Portfolio        Portfolio      Growth Portfolio
                                             (Class 2)          (Class 2)         (Class 2)        (Class 2)         (Class 2)
                                         -----------------  -----------------  --------------   --------------   -----------------
Investment income:
  Dividends                              $         137,305  $          39,767  $       24,161   $      442,414   $               -
                                         -----------------  -----------------  --------------   --------------   -----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                    (106,682)          (165,486)        (98,386)        (479,124)            (47,149)
                                         -----------------  -----------------  --------------   --------------   -----------------

Net investment income (loss)                        30,623           (125,719)        (74,225)         (36,710)            (47,149)
                                         -----------------  -----------------  --------------   --------------   -----------------

Net realized gains
  (losses) from securities transactions           (456,761)         1,320,270        (641,651)         120,991             114,451
Realized gain distributions                              -                  -               -                -                   -
                                         -----------------  -----------------  --------------   --------------   -----------------

Net realized gains (losses)                       (456,761)         1,320,270        (641,651)         120,991             114,451
                                         -----------------  -----------------  --------------   --------------   -----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                             (299,904)         4,385,228          53,230          603,893             526,398
  End of period                                    807,888             66,817         648,804       (3,231,386)            256,097
                                         -----------------  -----------------  --------------   --------------   -----------------

Change in net unrealized appreciation
  (depreciation) of investments                  1,107,792         (4,318,411)        595,574       (3,835,279)           (270,301)
                                         -----------------  -----------------  --------------   --------------   -----------------

Increase (decrease) in net
  assets from operations                 $         681,654  $      (3,123,860) $     (120,302)  $   (3,750,998)  $        (202,999)
                                         =================  =================  ==============   ==============   =================

                                          Global Bond   Global Equities   Growth Opportunities   Growth-Income   High-Yield Bond
                                           Portfolio       Portfolio           Portfolio           Portfolio        Portfolio
                                           (Class 2)       (Class 2)           (Class 2)           (Class 2)        (Class 2)
                                         ------------  ----------------  ---------------------  --------------  ----------------
Investment income:
  Dividends                              $    282,692  $         55,165  $                   -  $       74,557  $      1,368,273
                                         ------------  ----------------  ---------------------  --------------  ----------------

Expenses:
  Charges for distribution,
    mortality and expense risk               (211,439)         (109,629)               (77,940)       (151,673)         (280,491)
                                         ------------  ----------------  ---------------------  --------------  ----------------

Net investment income (loss)                   71,253           (54,464)               (77,940)        (77,116)        1,087,782
                                         ------------  ----------------  ---------------------  --------------  ----------------

Net realized gains
  (losses) from securities transactions        85,149            80,344                257,146           7,877             8,931
Realized gain distributions                   189,188                 -                      -               -                 -
                                         ------------  ----------------  ---------------------  --------------  ----------------

Net realized gains (losses)                   274,337            80,344                257,146           7,877             8,931
                                         ------------  ----------------  ---------------------  --------------  ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          58,772           119,670                747,508        (166,727)        1,117,278
  End of period                               239,834          (734,278)               316,621         517,513           517,411
                                         ------------  ----------------  ---------------------  --------------  ----------------

Change in net unrealized appreciation
  (depreciation) of investments               181,062          (853,948)              (430,887)        684,240          (599,867)
                                         ------------  ----------------  ---------------------  --------------  ----------------

Increase (decrease) in net
  assets from operations                 $    526,652  $       (828,068) $            (251,681) $      615,001  $        496,846
                                         ============  ================  =====================  ==============  ================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                      International        International                       MFS Massachusetts
                                   Diversified Equities  Growth and Income  Marsico Focused    Investors Trust        MFS Total
                                        Portfolio            Portfolio      Growth Portfolio      Portfolio       Return Portfolio
                                        (Class 2)            (Class 2)         (Class 2)          (Class 2)          (Class 2)
                                  ---------------------  -----------------  ----------------  ------------------  -----------------
Investment income:
  Dividends                       $             453,874  $         292,517  $         29,558  $           64,480  $       1,286,042
                                  ---------------------  -----------------  ----------------  ------------------  -----------------

Expenses:
  Charges for distribution,
  mortality and expense risk                   (371,989)          (165,911)         (260,743)           (196,308)          (831,856)
                                  ---------------------  -----------------  ----------------  ------------------  -----------------

Net investment income (loss)                     81,885            126,606          (231,185)           (131,828)           454,186
                                  ---------------------  -----------------  ----------------  ------------------  -----------------

Net realized gains (losses)
  from securities transactions                  636,413         (1,206,877)         (512,957)            740,161           (554,391)
Realized gain distributions                           -                  -                 -                   -                  -
                                  ---------------------  -----------------  ----------------  ------------------  -----------------

Net realized gains (losses)                     636,413         (1,206,877)         (512,957)            740,161           (554,391)
                                  ---------------------  -----------------  ----------------  ------------------  -----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                         3,774,753         (2,723,074)          598,909           2,780,607         (2,154,596)
  End of period                                (734,163)        (3,190,205)          849,195           1,697,618         (1,882,836)
                                  ---------------------  -----------------  ----------------  ------------------  -----------------

Change in net unrealized
  appreciation  (depreciation)
  of investments                             (4,508,916)          (467,131)          250,286          (1,082,989)           271,760
                                  ---------------------  -----------------  ----------------  ------------------  -----------------

Increase (decrease) in net
  assets from operations          $          (3,790,618) $      (1,547,402) $       (493,856) $         (474,656) $         171,555
                                  =====================  =================  ================  ==================  =================




                                     Mid-Cap Growth     Real Estate     Small & Mid Cap     Technology     Telecom Utility
                                       Portfolio         Portfolio      Value Portfolio     Portfolio         Portfolio
                                       (Class 2)         (Class 2)         (Class 2)        (Class 2)         (Class 2)
                                    ---------------    ------------    ----------------    -----------    ----------------
Investment income:
  Dividends                         $             -    $     81,055    $         29,796    $         -    $         55,258
                                    ---------------    ------------    ----------------    -----------    ----------------

Expenses:
  Charges for distribution,
  mortality and expense risk               (300,103)       (167,160)           (374,924)       (56,959)            (40,849)
                                    ---------------    ------------    ----------------    -----------    ----------------

Net investment income (loss)               (300,103)        (86,105)           (345,128)       (56,959)             14,409
                                    ---------------    ------------    ----------------    -----------    ----------------

Net realized gains (losses)
  from securities transactions            1,532,410      (1,043,926)          1,171,318        279,310             (26,841)
Realized gain distributions                       -               -                   -              -                   -
                                    ---------------    ------------    ----------------    -----------    ----------------

Net realized gains (losses)               1,532,410      (1,043,926)          1,171,318        279,310             (26,841)
                                    ---------------    ------------    ----------------    -----------    ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                     5,521,274        (811,444)          5,386,324        878,917              88,488
  End of period                           3,076,090         991,705           2,221,970        396,727             196,058
                                    ---------------    ------------    ----------------    -----------    ----------------

Change in net unrealized
  appreciation  (depreciation)
  of investments                         (2,445,184)      1,803,149          (3,164,354)      (482,190)            107,570
                                    ---------------    ------------    ----------------    -----------    ----------------

Increase (decrease) in net
  assets from operations            $    (1,212,877)   $    673,118    $     (2,338,164)   $  (259,839)   $         95,138
                                    ===============    ============    ================    ===========    ================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                                                                   American Funds    American Funds
                                    Total Return Bond    Aggressive Growth     Alliance Growth    Asset Allocation   Global Growth
                                        Portfolio            Portfolio            Portfolio        SAST Portfolio    SAST Portfolio
                                        (Class 2)            (Class 3)            (Class 3)           (Class 3)        (Class 3)
                                    -----------------------------------------------------------------------------------------------
Investment income:
  Dividends                         $          277,566   $                -   $        257,343   $       1,073,238   $    2,673,169
                                    -----------------------------------------------------------------------------------------------

Expenses:
  Charges for distribution,
  mortality and expense risk                  (316,948)            (261,245)        (1,930,066)         (1,416,459)      (4,816,867)
                                    -----------------------------------------------------------------------------------------------

Net investment income (loss)                   (39,382)            (261,245)        (1,672,723)           (343,221)      (2,143,698)
                                    -----------------------------------------------------------------------------------------------

Net realized gains (losses)
 from securities transactions                  948,181           (1,032,656)         4,484,465            (528,165)      (1,753,748)
Realized gain distributions                    237,123                    -                  -                   -                -
                                    -----------------------------------------------------------------------------------------------

Net realized gains (losses)                  1,185,304           (1,032,656)         4,484,465            (528,165)      (1,753,748)
                                    -----------------------------------------------------------------------------------------------

Net unrealized appreciation
(depreciation) of investments:
  Beginning of period                        1,103,625               93,739         15,865,486           4,659,952       20,394,272
  End of period                                834,932              695,431          8,631,554           4,469,806      (11,553,381)
                                    -----------------------------------------------------------------------------------------------

Change in net unrealized
appreciation
    (depreciation) of investments             (268,693)             601,692         (7,233,932)           (190,146)     (31,947,653)
                                    -----------------------------------------------------------------------------------------------

Increase (decrease) in net assets
 from operations                    $          877,229   $         (692,209)  $     (4,422,190)  $      (1,061,532)  $  (35,845,099)
                                    ===============================================================================================

                                     American Funds    American Funds
                                      Growth SAST       Growth-Income                          Blue Chip Growth    Capital Growth
                                       Portfolio       SAST Portfolio    Balanced Portfolio       Portfolio          Portfolio
                                       (Class 3)         (Class 3)           (Class 3)            (Class 3)          (Class 3)
                                    ---------------------------------------------------------------------------------------------
Investment income:
  Dividends                         $       795,745   $     1,882,456   $           520,651   $           3,268   $             -
                                    ---------------------------------------------------------------------------------------------

Expenses:
  Charges for distribution,
  mortality and expense risk             (3,579,548)       (2,947,870)             (469,779)           (846,901)         (769,153)
                                    ---------------------------------------------------------------------------------------------

Net investment income (loss)             (2,783,803)       (1,065,414)               50,872            (843,633)         (769,153)
                                    ---------------------------------------------------------------------------------------------

Net realized gains (losses)
 from securities transactions            (4,401,378)       (5,273,420)              675,698             469,016        (1,058,969)
Realized gain distributions                       -                 -                     -                   -                 -
                                    ---------------------------------------------------------------------------------------------

Net realized gains (losses)              (4,401,378)       (5,273,420)              675,698             469,016        (1,058,969)
                                    ---------------------------------------------------------------------------------------------

Net unrealized appreciation
(depreciation) of investments:
  Beginning of period                     8,401,121        (2,951,978)            2,056,914           4,747,629         2,202,427
  End of period                             564,189        (3,770,788)            1,461,514             742,842         2,614,215
                                    ---------------------------------------------------------------------------------------------

Change in net unrealized
appreciation
    (depreciation) of investments        (7,836,932)         (818,810)             (595,400)         (4,004,787)          411,788
                                    ---------------------------------------------------------------------------------------------

Increase (decrease) in net assets
 from operations                    $   (15,022,113)  $    (7,157,644)  $           131,170   $      (4,379,404)  $    (1,416,334)
                                    =============================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                       Cash Management     Corporate Bond     Davis Venture     "Dogs" of Wall     Emerging Markets
                                          Portfolio           Portfolio      Value Portfolio   Street Portfolio       Portfolio
                                          (Class 3)           (Class 3)         (Class 3)          (Class 3)          (Class 3)
                                       --------------------------------------------------------------------------------------------
Investment income:
  Dividends                            $              -   $    34,089,586   $      5,530,287   $         564,316  $         633,593
                                       --------------------------------------------------------------------------------------------

Expenses:
  Charges for distribution,
  mortality and expense risk                 (2,920,064)       (8,840,242)        (7,871,891)           (430,659)        (2,481,470)
                                       --------------------------------------------------------------------------------------------

Net investment income (loss)                 (2,920,064)       25,249,344         (2,341,604)            133,657         (1,847,877)
                                       --------------------------------------------------------------------------------------------

Net realized gains (losses)
from securities transactions                 (2,021,106)       15,869,673        (15,723,904)          1,344,226          7,575,912
Realized gain distributions                           -         2,638,315                  -                   -                  -
                                       --------------------------------------------------------------------------------------------

Net realized gains (losses)                  (2,021,106)       18,507,988        (15,723,904)          1,344,226          7,575,912
                                       --------------------------------------------------------------------------------------------

Net unrealized appreciation
(depreciation) of investments:
  Beginning of period                        (1,565,743)       44,789,895        (21,849,699)          1,402,687         53,686,074
  End of period                                (518,103)       24,643,299        (33,442,259)          2,701,553          2,015,241
                                       --------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments             1,047,640       (20,146,596)       (11,592,560)          1,298,866        (51,670,833)
                                       --------------------------------------------------------------------------------------------

Increase (decrease) in net assets
from operations                        $     (3,893,530)  $    23,610,736   $    (29,658,068)  $       2,776,749  $     (45,942,798)
                                       ============================================================================================
                                           Equity
                                        Opportunities         Foreign Value      Fundamental        Global Bond   Global Equities
                                          Portfolio             Portfolio      Growth Portfolio      Portfolio       Portfolio
                                         (Class 3)              (Class 3)         (Class 3)          (Class 3)       (Class 3)
                                       -------------------------------------------------------------------------------------------
Investment income:
  Dividends                            $         85,434      $    6,773,949   $                 -   $ 3,692,464    $       234,405
                                       -------------------------------------------------------------------------------------------

Expenses:
  Charges for distribution,
  mortality and expense risk                   (458,561)        (6,718,420)           (1,252,432)    (2,759,359)          (438,513)
                                       -------------------------------------------------------------------------------------------

Net investment income (loss)                   (373,127)            55,529            (1,252,432)       933,105           (204,108)
                                       -------------------------------------------------------------------------------------------

Net realized gains (losses)
from securities transactions                 (3,965,978)        (6,071,330)           (1,405,083)     1,366,311           (985,220)
Realized gain distributions                           -                  -                     -      2,513,715                  -
                                       -------------------------------------------------------------------------------------------

Net realized gains (losses)                  (3,965,978)        (6,071,330)           (1,405,083)     3,880,026           (985,220)
                                       -------------------------------------------------------------------------------------------

Net unrealized appreciation
(depreciation) of investments:
  Beginning of period                        (1,311,209)        (9,277,422)            4,972,847     (1,016,810)            82,916
  End of period                               2,421,872        (62,836,126)            2,289,976        615,588         (2,130,650)
                                       -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments             3,733,081        (53,558,704)           (2,682,871)     1,632,398         (2,213,566)
                                       -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
from operations                        $       (606,024)    $  (59,574,505)  $        (5,340,386)  $  6,445,529    $    (3,402,894)
                                       ===========================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                          Growth                                                 International       International
                                      Opportunities       Growth-Income    High-Yield Bond    Diversified Equities Growth and Income
                                        Portfolio           Portfolio         Portfolio            Portfolio           Portfolio
                                        (Class 3)           (Class 3)         (Class 3)            (Class 3)           (Class 3)
                                    -----------------------------------------------------------------------------------------------
Investment income:
  Dividends                         $                -   $      250,301   $      8,755,745    $          3,505,253  $     5,709,900
                                    -----------------------------------------------------------------------------------------------

Expenses:
  Charges for distribution,
  mortality and expense risk                (2,092,150)        (391,027)        (1,721,116)             (2,950,365)      (3,177,296)
                                    -----------------------------------------------------------------------------------------------

Net investment income (loss)                (2,092,150)        (140,726)         7,034,629                 554,888        2,532,604
                                    -----------------------------------------------------------------------------------------------

Net realized gains (losses)
from securities transactions                 3,118,945         (956,548)         3,243,058                 404,124      (27,832,583)
Realized gain distributions                          -                -                  -                       -                -
                                    -----------------------------------------------------------------------------------------------

Net realized gains (losses)                  3,118,945         (956,548)         3,243,058                 404,124      (27,832,583)
                                    -----------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                       17,478,388         (953,970)         4,372,766               2,315,721      (38,824,184)
  End of period                             10,792,115        2,295,775         (3,255,941)            (28,318,034)     (42,931,660)
                                    -----------------------------------------------------------------------------------------------

Change in net unrealized
 appreciation
    (depreciation) of investments           (6,686,273)       3,249,745         (7,628,707)            (30,633,755)      (4,107,476)
                                    -----------------------------------------------------------------------------------------------

Increase (decrease) in net
 assets from operations             $       (5,659,478)  $    2,152,471   $      2,648,980   $         (29,674,743)  $  (29,407,455)
                                    ===============================================================================================

                                                        MFS Massachusetts
                                    Marsico Focused      Investors Trust     MFS Total Return    Mid-Cap Growth    Real Estate
                                   Growth Portfolio        Portfolio            Portfolio          Portfolio        Portfolio
                                      (Class 3)            (Class 3)            (Class 3)          (Class 3)        (Class 3)
                                   -------------------------------------------------------------------------------------------

Investment income:
  Dividends                           $      79,518     $       948,768      $    4,835,789      $           -    $  1,685,620
                                    ------------------------------------------------------------------------------------------

Expenses:
  Charges for distribution,
  mortality and expense risk            (1,037,821)          (2,824,076)         (3,281,860)       (1,437,760)      (3,251,583)
                                    ------------------------------------------------------------------------------------------

Net investment income (loss)              (958,303)          (1,875,308)          1,553,929        (1,437,760)      (1,565,963)
                                    ------------------------------------------------------------------------------------------

Net realized gains (losses)
 from securities transactions           (1,368,357)           2,302,160          (7,418,988)        3,592,428      (16,116,634)
Realized gain distributions                      -                    -                   -                 -                -
                                    ------------------------------------------------------------------------------------------

Net realized gains (losses)             (1,368,357)           2,302,160          (7,418,988)        3,592,428      (16,116,634)
                                    ------------------------------------------------------------------------------------------

Net unrealized appreciation
(depreciation) of investments:
  Beginning of period                    2,893,574           20,415,147         (12,934,459)       16,722,138        4,711,901
  End of period                          2,754,059           12,487,216          (6,945,219)        7,630,098       34,472,014
                                    ------------------------------------------------------------------------------------------

Change in net unrealized
 appreciation
    (depreciation) of investments         (139,515)          (7,927,931)          5,989,240        (9,092,040)      29,760,113
                                    ------------------------------------------------------------------------------------------

Increase (decrease) in net
 assets from operations               $ (2,466,175)   $      (7,501,079)     $      124,181      $ (6,937,372)    $ 12,077,516
                                    ==========================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                    Small & Mid Cap     Small Company      Technology   Telecom Utility    Total Return Bond
                                    Value Portfolio    Value Portfolio      Portfolio     Portfolio            Portfolio
                                       (Class 3)         (Class 3)          (Class 3)     (Class 3)            (Class 3)
                                    -----------------------------------------------------------------------------------------
Investment income:
  Dividends                         $        555,137   $        400,765   $         -   $        305,139   $        6,585,338
                                    -----------------------------------------------------------------------------------------

Expenses:
  Charges for distribution,
  mortality and expense risk              (6,655,659)        (2,476,258)     (353,715)          (202,468)          (7,562,230)
                                    -----------------------------------------------------------------------------------------

Net investment income (loss)              (6,100,522)        (2,075,493)     (353,715)           102,671             (976,892)
                                    -----------------------------------------------------------------------------------------

Net realized gains (losses)
 from securities transactions              3,495,733            545,391     1,693,583             96,307           12,868,357
Realized gain distributions                        -                  -             -                  -            6,019,814
                                    -----------------------------------------------------------------------------------------

Net realized gains (losses)                3,495,733            545,391     1,693,583             96,307           18,888,171
                                    -----------------------------------------------------------------------------------------

Net unrealized appreciation
(depreciation) of investments:
  Beginning of period                     62,460,689         22,537,853     4,768,956            764,008            9,757,453
  End of period                           25,777,421         17,769,137     1,816,267            916,909           13,359,841
                                    -----------------------------------------------------------------------------------------

Change in net unrealized
 appreciation
    (depreciation) of investments        (36,683,268)        (4,768,716)   (2,952,689)           152,901            3,602,388
                                    -----------------------------------------------------------------------------------------

Increase (decrease) in net
 assets from operations             $    (39,288,057)  $     (6,298,818)  $(1,612,821)  $        351,879   $       21,513,667
                                    =========================================================================================

                                     Invesco Van                         Invesco Van
                                     Kampen V.I.        Invesco Van      Kampen V.I.         Diversified
                                    Capital Growth      Kampen V.I.    Growth and Income    International     Equity Income
                                        Fund           Comstock Fund        Fund               Account           Account
                                     (Series II)        (Series II)      (Series II)          (Class 1)         (Class 1)
                                    ---------------------------------------------------------------------------------------
Investment income:
  Dividends                         $             -   $    3,921,942   $        5,166,849   $        4,165   $      119,552
                                    ---------------------------------------------------------------------------------------

Expenses:
  Charges for distribution,
  mortality and expense risk               (362,315)      (4,723,423)          (7,756,200)         (32,659)        (349,326)
                                    ---------------------------------------------------------------------------------------

Net investment income (loss)               (362,315)        (801,481)          (2,589,351)         (28,494)        (229,774)
                                    ---------------------------------------------------------------------------------------

Net realized gains (losses)
 from securities transactions             2,280,219       (1,620,186)          (1,298,036)        (254,297)        (173,464)
Realized gain distributions                       -                -                    -                -                -
                                    ---------------------------------------------------------------------------------------

Net realized gains (losses)               2,280,219       (1,620,186)          (1,298,036)        (254,297)        (173,464)
                                    ---------------------------------------------------------------------------------------

Net unrealized appreciation
(depreciation) of investments:
  Beginning of period                     6,188,516       15,970,057           19,623,496         (565,736)      (2,783,204)
  End of period                           2,480,449        7,347,365            5,142,164         (566,202)      (1,427,280)
                                    ---------------------------------------------------------------------------------------

Change in net unrealized
 appreciation
    (depreciation) of investments        (3,708,067)      (8,622,692)         (14,481,332)            (466)       1,355,924
                                    ---------------------------------------------------------------------------------------

Increase (decrease) in net
 assets from operations             $    (1,790,163)  $  (11,044,359)  $      (18,368,719)  $     (283,257)  $      952,686
                                    =======================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                           Government &
                                        High Quality Bond     Income      LargeCap Blend    LargeCap Growth    MidCap Blend
                                             Account          Account       Account II         Account            Account
                                            (Class 1)        (Class 1)      (Class 1)         (Class 1)          (Class 1)
                                        -----------------------------------------------------------------------------------

Investment income:
   Dividends                            $            8,532   $  38,838    $           951    $              -  $          -
                                        -----------------------------------------------------------------------------------

Expenses:
  Charges for distribution,
  mortality and expense risk                       (71,316)   (141,786)          (44,395)            (9,285)        (44,052)
                                        -----------------------------------------------------------------------------------

Net investment income (loss)                       (62,784)   (102,948)          (43,444)            (9,285)        (44,052)
                                        -----------------------------------------------------------------------------------

Net realized gains (losses)
 from securities transactions                       11,591     (53,883)         (182,573)            32,335        (362,202)
Realized gain distributions                          4,966           -                 -                  -          34,253
                                        -----------------------------------------------------------------------------------

Net realized gains (losses)                         16,557     (53,883)         (182,573)            32,335        (327,949)
                                        -----------------------------------------------------------------------------------

Net unrealized appreciation
(depreciation) of investments:
  Beginning of period                                3,515       1,910          (290,387)            77,655        (257,041)
  End of period                                    263,392     611,571           (84,742)            22,122         334,973
                                        -----------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                  259,877     609,661           205,645            (55,533)        592,014
                                        -----------------------------------------------------------------------------------

Increase (decrease) in
 net assets from operations             $          213,650   $ 452,830   $       (20,372)  $        (32,483)  $     220,013
                                        ===================================================================================

                                                         Principal Capital
                                         Money Market      Appreciation           Real Estate      SAM Balanced    SAM Conservative
                                           Account           Account          Securities Account    Portfolio     Balanced Portfolio
                                          (Class 1)         (Class 1)              (Class 1)        (Class 1)         (Class 1)
                                        -------------------------------------------------------------------------------------------

Investment income:
   Dividends                            $           -    $                -    $                 - $   2,038,374  $         256,012
                                        -------------------------------------------------------------------------------------------

Expenses:
  Charges for distribution,
  mortality and expense risk                  (45,958)            (202,950)              (12,376)     (1,068,238)          (123,180)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)                  (45,958)            (202,950)              (12,376)        970,136            132,832
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)
 from securities transactions                       -              419,363               (75,536)        660,393           (127,956)
 Realized gain distributions                        -               92,321                     -               -             75,253
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                         -              511,684               (75,536)        660,393            (52,703)
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
(depreciation) of investments:
  Beginning of period                               -              638,274              (115,296)        870,653            295,983
  End of period                                     -              189,461                34,302      (1,047,894)           287,706
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                   -             (448,813)              149,598      (1,918,547)            (8,277)
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in
 net assets from operations             $     (45,958)  $         (140,079)  $            61,686   $    (288,018) $         71,852
                                        ===========================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                        SAM Conservative     SAM Flexible     SAM Strategic    Short-Term Income  SmallCap Growth
                                        Growth Portfolio   Income Portfolio  Growth Portfolio       Account         Account II
                                           (Class 1)          (Class 1)         (Class 1)          (Class 1)         (Class 1)
                                        -----------------------------------------------------------------------------------------

Investment income:
  Dividends                             $        571,916   $       480,380   $       162,785   $          4,183    $            -
                                        -----------------------------------------------------------------------------------------

Expenses:
  Charges for distribution,
  mortality and expense risk                    (420,793)         (182,795)         (154,096)           (44,484)          (10,075)
                                        -----------------------------------------------------------------------------------------

Net investment income (loss)                     151,123           297,585             8,689            (40,301)          (10,075)
                                        -----------------------------------------------------------------------------------------

Net realized gains (losses)
 from securities transactions                    362,856          (397,673)          (13,363)            16,604            28,410
Realized gain distributions                            -            15,670                 -                429                 -
                                        -----------------------------------------------------------------------------------------

Net realized gains (losses)                      362,856          (382,003)          (13,363)            17,033            28,410
                                        -----------------------------------------------------------------------------------------

Net unrealized appreciation
(depreciation) of investments:
  Beginning of period                            621,512           (80,885)         (349,576)            31,319           149,670
  End of period                                 (382,990)          226,071          (662,856)            48,044            98,470
                                        -----------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments             (1,004,502)          306,956          (313,280)            16,725           (51,200)
                                        -----------------------------------------------------------------------------------------

Increase (decrease) in
 net assets from operations             $       (490,523)  $       222,538   $      (317,954)  $         (6,543)  $       (32,865)
                                        =========================================================================================

                                                           Diversified                        Government &
                                        SmallCap Value    International    Equity Income    High Quality Bond
                                          Account I         Account           Account           Account          Income Account
                                          (Class 1)        (Class 2)         (Class 2)         (Class 2)           (Class 2)
                                        ----------------------------------------------------------------------------------------

Investment income:
  Dividends                               $          90   $        1,593   $       69,644   $            2,041   $        16,238
                                        ----------------------------------------------------------------------------------------

Expenses:
  Charges for distribution,
  mortality and expense risk                     (2,973)         (16,785)        (224,397)             (21,031)          (66,589)
                                        ----------------------------------------------------------------------------------------

Net investment income (loss)                     (2,883)         (15,192)        (154,753)             (18,990)          (50,351)
                                        ----------------------------------------------------------------------------------------

Net realized gains (losses)
from securities transactions                     (2,486)         (84,904)      (1,075,846)              16,000            31,345
Realized gain distributions                           -                -                -                1,305                 -
                                        ----------------------------------------------------------------------------------------

Net realized gains (losses)                      (2,486)         (84,904)      (1,075,846)              17,305            31,345
                                        ----------------------------------------------------------------------------------------

Net unrealized appreciation
(depreciation) of investments:
  Beginning of period                            26,085         (129,930)      (2,456,235)              11,692            92,105
  End of period                                  20,136         (161,213)        (727,927)              65,006           295,303
                                        ----------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                (5,949)         (31,283)       1,728,308               53,314           203,198
                                        ----------------------------------------------------------------------------------------

Increase (decrease) in
net assets from operations              $       (11,318)  $     (131,379)  $      497,709   $           51,629   $       184,192
                                        ========================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                                                                                 Principal
                                                               LargeCap     LargeCap     MidCap      Money        Capital
                                                                Blend        Growth      Blend       Market     Appreciation
                                                              Account II    Account     Account     Account       Account
                                                              (Class 2)    (Class 2)   (Class 2)   (Class 2)     (Class 2)
                                                            ------------------------------------------------------------------
Investment income:
   Dividends                                                 $        88   $       -   $       -   $       -   $           -
                                                            ------------------------------------------------------------------

Expenses:
   Charges for distribution, mortality and expense risk           (8,791)     (6,546)    (12,328)    (29,211)        (46,132)
                                                            ------------------------------------------------------------------

Net investment income (loss)                                      (8,703)     (6,546)    (12,328)    (29,211)        (46,132)
                                                            ------------------------------------------------------------------

Net realized gains (losses) from securities transactions          (7,042)      4,838     (31,745)          -          56,568
Realized gain distributions                                            -           -       9,140           -          20,510

Net realized gains (losses)                                       (7,042)      4,838     (22,605)          -          77,078
                                                            ------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                            (8,887)     55,457      21,477           -          (7,188)
   End of period                                                  (4,906)     30,691     106,145           -        (106,070)
                                                            ------------------------------------------------------------------

Change in net unrealized appreciation
 (depreciation) of investments                                     3,981     (24,766)     84,668           -         (98,882)
                                                            ------------------------------------------------------------------

Increase (decrease) in net assets from operations            $   (11,764)  $ (26,474)  $  49,735   $ (29,211)  $     (67,936)
                                                            ==================================================================


                                                                 Real                         SAM             SAM            SAM
                                                                Estate         SAM        Conservative    Conservative    Flexible
                                                              Securities     Balanced       Balanced         Growth        Income
                                                               Account      Portfolio      Portfolio       Portfolio      Portfolio
                                                              (Class 2)     (Class 2)      (Class 2)       (Class 2)      (Class 2)
                                                            ------------------------------------------------------------------------
Investment income:
   Dividends                                                 $         -   $ 1,242,252   $     198,002   $     500,005   $  374,566
                                                            ------------------------------------------------------------------------

Expenses:
   Charges for distribution, mortality and expense risk           (5,069)     (781,726)       (108,371)       (431,180)    (162,220)
                                                            ------------------------------------------------------------------------

Net investment income (loss)                                      (5,069)      460,526          89,631          68,825      212,346
                                                            ------------------------------------------------------------------------

Net realized gains (losses) from securities transactions           1,710    (1,805,321)         48,556      (1,123,384)     (83,000)
Realized gain distributions                                            -             -          63,099               -       13,120
                                                            ------------------------------------------------------------------------

Net realized gains (losses)                                        1,710    (1,805,321)        111,655      (1,123,384)     (69,880)
                                                            ------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                            14,619    (1,834,002)        357,153      (1,682,850)     410,205
   End of period                                                  44,259      (749,963)        187,506      (1,099,851)     423,599
                                                            ------------------------------------------------------------------------

Change in net unrealized appreciation
 (depreciation) of investments                                    29,640     1,084,039        (169,647)        582,999       13,394
                                                            ------------------------------------------------------------------------

Increase (decrease) in net assets from operations            $    26,281   $  (260,756)  $      31,639   $    (471,560)  $  155,860
                                                            ========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)



                                                                                                                      Columbia
                                                                                                                      Variable
                                                                 SAM                                                 Portfolio -
                                                              Strategic     Short-Term     SmallCap     SmallCap        Asset
                                                                Growth        Income        Growth        Value      Allocation
                                                              Portfolio      Account      Account II    Account I       Fund
                                                              (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 1)
                                                             -----------------------------------------------------------------------
Investment income:
   Dividends                                                 $   185,306   $     2,465   $         -   $       57   $     18,277
                                                             -----------------------------------------------------------------------

Expenses:
   Charges for distribution, mortality and expense risk         (217,891)      (27,177)       (4,385)      (2,292)       (10,889)
                                                             -----------------------------------------------------------------------

Net investment income (loss)                                     (32,585)      (24,712)       (4,385)      (2,235)         7,388
                                                             -----------------------------------------------------------------------

Net realized gains (losses) from securities transactions        (869,506)       23,596        18,602        2,321        (26,293)
Realized gain distributions                                            -           282             -            -              -
                                                             -----------------------------------------------------------------------

Net realized gains (losses)                                     (869,506)       23,878        18,602        2,321        (26,293)
                                                             -----------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                        (1,544,110)       32,400        40,920        4,000        (27,051)
   End of period                                              (1,172,942)       24,459        14,372        1,403        (23,299)
                                                             -----------------------------------------------------------------------

Change in net unrealized appreciation
   (depreciation) of investments                                 371,168        (7,941)      (26,548)      (2,597)         3,752
                                                             -----------------------------------------------------------------------

Increase (decrease) in net assets from operations            $  (530,923)  $    (8,775)  $   (12,331)  $   (2,511)  $    (15,153)
                                                             =======================================================================


                                                              Columbia                     Columbia                      Columbia
                                                              Variable      Columbia       Variable       Columbia       Variable
                                                             Portfolio -    Variable      Portfolio -     Variable      Portfolio -
                                                                Small      Portfolio -      Marsico      Portfolio -      Marsico
                                                               Company        High          Focused        Marsico         21st
                                                               Growth        Income        Equities        Growth         Century
                                                                Fund          Fund           Fund           Fund           Fund
                                                              (Class 1)     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                            ------------------------------------------------------------------------
Investment income:
   Dividends                                                $          -  $  1,868,482   $    157,298   $      8,975   $          -
                                                            ------------------------------------------------------------------------

Expenses:
   Charges for distribution, mortality and expense risk          (26,618)     (403,692)      (604,744)       (49,282)       (23,364)
                                                            ------------------------------------------------------------------------

Net investment income (loss)                                     (26,618)    1,464,790       (447,446)       (40,307)       (23,364)
                                                            ------------------------------------------------------------------------

Net realized gains (losses) from securities transactions          58,837       140,089        328,938        273,617         42,780
Realized gain distributions                                            -             -              -              -              -
                                                            ------------------------------------------------------------------------

Net realized gains (losses)                                       58,837       140,089        328,938        273,617         42,780
                                                            ------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                           224,028       942,443      1,402,529        655,055        178,758
   End of period                                                 100,502       406,306        106,933        297,972        (44,144)
                                                            ------------------------------------------------------------------------

Change in net unrealized appreciation
   (depreciation) of investments                                (123,526)     (536,137)    (1,295,596)      (357,083)      (222,902)
                                                            ------------------------------------------------------------------------

Increase (decrease) in net assets from operations           $    (91,307) $  1,068,742   $ (1,414,104)  $   (123,773)  $   (203,486)
                                                            ========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                                               Columbia        Columbia
                                                              Columbia        Variable        Variable
                                                              Variable       Portfolio -     Portfolio -
                                                             Portfolio -       Marsico       Diversified
                                                               Mid Cap      International      Equity         Asset        Global
                                                               Growth       Opportunities      Income       Allocation     Growth
                                                                Fund            Fund            Fund           Fund         Fund
                                                              (Class 1)       (Class 2)       (Class 1)     (Class 2)     (Class 2)
                                                            ------------------------------------------------------------------------
Investment income:
   Dividends                                                $          -   $      28,419   $    74,263    $ 1,426,511  $  3,651,712
                                                            ------------------------------------------------------------------------

Expenses:
   Charges for distribution, mortality and expense risk          (17,753)        (56,155)      (56,059)    (1,222,717)   (4,693,108)
                                                            ------------------------------------------------------------------------

Net investment income (loss)                                     (17,753)        (27,736)       18,204        203,794    (1,041,396)
                                                            ------------------------------------------------------------------------

Net realized gains (losses) from securities transactions          27,582        (119,798)     (414,632)     1,591,437    11,431,651
Realized gain distributions                                            -               -              -              -             -
                                                            ------------------------------------------------------------------------

Net realized gains (losses)                                       27,582        (119,798)     (414,632)     1,591,437    11,431,651
                                                            ------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                           205,019         (87,465)     (601,383)     3,776,690    25,053,410
   End of period                                                 140,505        (594,237)     (524,608)     1,935,981   (14,644,596)
                                                            ------------------------------------------------------------------------

Change in net unrealized appreciation
   (depreciation) of investments                                 (64,514)       (506,772)       76,775     (1,840,709)  (39,698,006)
                                                            ------------------------------------------------------------------------

Increase (decrease) in net assets from operations            $   (54,685)  $    (654,306)  $  (319,653)   $   (45,478) $(29,307,751)
                                                            ========================================================================


                                                                               Growth-        Asset          Cash
                                                                Growth         Income       Allocation    Management      Growth
                                                                 Fund           Fund           Fund          Fund          Fund
                                                               (Class 2)      (Class 2)     (Class 3)     (Class 3)      (Class 3)
                                                            ------------------------------------------------------------------------
Investment income:
   Dividends                                                 $  2,375,907   $  5,704,664   $   755,509   $         -   $  1,418,630
                                                            ------------------------------------------------------------------------

Expenses:
   Charges for distribution, mortality and expense risk        (6,410,308)    (6,138,541)     (543,202)     (165,295)    (2,847,172)
                                                            ------------------------------------------------------------------------

Net investment income (loss)                                   (4,034,401)      (433,877)      212,307      (165,295)    (1,428,542)
                                                            ------------------------------------------------------------------------

Net realized gains (losses) from securities transactions        7,118,037     (1,350,253)     (225,064)      (55,051)    (3,808,841)
Realized gain distributions                                             -              -             -             -              -
                                                            ------------------------------------------------------------------------

Net realized gains (losses)                                     7,118,037     (1,350,253)     (225,064)      (55,051)    (3,808,841)
                                                            ------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                         10,343,689    (13,245,492)     (954,260)      (38,099)   (19,399,524)
   End of period                                              (13,113,977)   (23,640,619)     (923,945)      (28,432)   (25,489,227)
                                                            ------------------------------------------------------------------------

Change in net unrealized appreciation
   (depreciation) of investments                              (23,457,666)   (10,395,127)       30,315         9,667     (6,089,703)
                                                            ------------------------------------------------------------------------

Increase (decrease) in net assets from operations            $(20,374,030)  $(12,179,257)  $    17,558   $  (210,679)  $(11,327,086)
                                                            ========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                                                      U.S
                                                                                   Government
                                                                                     /AAA-
                                      Growth        High                             Rated        Growth and
                                     -Income       -Income      International      Securities       Income
                                      Fund        Bond Fund         Fund              Fund         Portfolio
                                    (Class 3)     (Class 3)      (Class 3)          (Class 3)     (Class VC)
                                   ---------------------------------------------------------------------------
Investment income:
  Dividends                        $ 2,941,539   $ 1,592,583        $ 909,911      $ 425,389       $ 1,884,357
                                   ---------------------------------------------------------------------------
Expenses:
  Charges for distribution,
   mortality and expense risk      (2,523,894)     (284,344)        (708,520)      (308,424)       (3,933,594)
                                   ---------------------------------------------------------------------------

Net investment income (loss)           417,645     1,308,239          201,391        116,965       (2,049,237)
                                   ---------------------------------------------------------------------------

Net realized gains (losses)
 from securities transactions      (6,366,125)       989,347        (571,446)        599,625       (5,348,487)
Realized gain distributions                  -             -                -        535,529                 -
                                   ---------------------------------------------------------------------------

Net realized gains (losses)        (6,366,125)       989,347        (571,446)      1,135,154       (5,348,487)
                                   ---------------------------------------------------------------------------

Net unrealized appreciation
(depreciation) of investments:
  Beginning of period             (31,485,081)     2,228,725      (2,328,724)      1,020,229       (5,151,960)
  End of period                   (31,289,108)       165,378     (10,197,402)      1,156,887      (16,914,586)
                                   ---------------------------------------------------------------------------

Change in net unrealized
 appreciation  (depreciation)
 of investments                       195,973    (2,063,347)      (7,868,678)        136,658      (11,762,626)
                                   ---------------------------------------------------------------------------
Increase (decrease) in net
  assets from operations         $ (5,752,507)     $ 234,239    $ (8,238,733)    $ 1,388,777    $ (19,160,350)
                                   ===========================================================================

                                                                                 Sterling
                                                  Sterling                        Capital      Sterling
                                   Mid Cap         Capital        Sterling       Strategic      Capital
                                    Value          Select      Capital Special  Allocation       Total
                                  Portfolio        Equity       Opportunities     Equity       Return Bond
                                 (Class VC)         VIF             VIF            VIF            VIF
                                 -------------------------------------------------------------------------
Investment income:
  Dividends                           $ 58,769    $ 17,156              $ -       $ 13,770     $ 292,896
                                 -----------------------------------------------------------------------
Expenses:
  Charges for distribution,
   mortality and expense risk        (473,884)    (24,977)        (246,805)       (27,475)     (128,753)
                                 -----------------------------------------------------------------------

Net investment income (loss)         (415,115)     (7,821)        (246,805)       (13,705)       164,143
                                 -----------------------------------------------------------------------

Net realized gains (losses)
 from securities transactions        (727,009)   (285,114)          325,926      (163,316)       264,140
Realized gain distributions                  -           -          543,221              -       266,055
                                 -----------------------------------------------------------------------

Net realized gains (losses)          (727,009)   (285,114)          869,147      (163,316)       530,195
                                 -----------------------------------------------------------------------

Net unrealized appreciation
(depreciation) of investments:
  Beginning of period              (1,326,373)   (345,207)        2,222,556      (151,723)       431,803
  End of period                    (1,715,590)   (124,068)          830,032      (117,326)        86,056
                                 -----------------------------------------------------------------------

Change in net unrealized
 appreciation  (depreciation)
 of investments                      (389,217)     221,139      (1,392,524)         34,397     (345,747)
                                 -----------------------------------------------------------------------
Increase (decrease) in net
 assets from operations          $ (1,531,341)   $ (71,796)    $  (770,182)    $ (142,624)     $ 348,591
                                 =======================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                                                           Franklin
                                                                                          Templeton
                                                                 MTB                         VIP
                                                               Managed       Franklin      Founding
                                                              Allocation      Income        Funds       Allocation
                                                                Fund -      Securities    Allocation     Balanced
                                                               Moderate        Fund          Fund       Portfolio
                                                              Growth II     (Class 2)     (Class 2)     (Class 3)
                                                             ------------------------------------------------------
Investment income:
   Dividends                                                 $         6   $ 4,026,898   $     6,187   $   967,236
                                                             ------------------------------------------------------

Expenses:
   Charges for distribution, mortality and expense risk               (6)   (1,115,899)     (623,846)     (894,355)
                                                             ------------------------------------------------------

Net investment income (loss)                                           -     2,910,999      (617,659)       72,881
                                                             ------------------------------------------------------

Net realized gains (losses) from securities transactions               6     2,199,252      (160,327)      444,599
Realized gain distributions                                            -             -             -             -
                                                             ------------------------------------------------------

Net realized gains (losses)                                            6     2,199,252      (160,327)      444,599
                                                             ------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                85     4,619,727     4,054,553     1,151,418
   End of period                                                      58      (288,313)    3,510,421      (276,207)
                                                             ------------------------------------------------------

Change in net unrealized appreciation
 (depreciation) of investments                                       (27)   (4,908,040)     (544,132)   (1,427,625)
                                                             ------------------------------------------------------

Increase (decrease) in net assets from operations            $       (21)  $   202,211   $(1,322,118)  $  (910,145)
                                                             ======================================================


                                                                            Allocation
                                                              Allocation     Moderate     Allocation       Real
                                                                Growth        Growth       Moderate       Return
                                                              Portfolio     Portfolio     Portfolio     Portfolio
                                                              (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                                             ------------------------------------------------------
Investment income:
   Dividends                                                 $   105,113   $ 1,399,564   $ 1,194,828   $         -
                                                             ------------------------------------------------------

Expenses:
   Charges for distribution, mortality and expense risk         (148,645)   (1,486,393)   (1,227,312)   (2,263,437)
                                                             ------------------------------------------------------

Net investment income (loss)                                     (43,532)      (86,829)      (32,484)   (2,263,437)
                                                             ------------------------------------------------------

Net realized gains (losses) from securities transactions         (10,872)      571,837       485,492     1,580,194
Realized gain distributions                                            -             -             -             -
                                                             ------------------------------------------------------

Net realized gains (losses)                                      (10,872)      571,837       485,492     1,580,194
                                                             ------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                           395,572     3,286,796     2,110,315      (400,707)
   End of period                                                (440,810)   (3,916,462)   (2,155,248)    6,155,995
                                                             ------------------------------------------------------

Change in net unrealized appreciation
 (depreciation) of investments                                  (836,382)   (7,203,258)   (4,265,563)    6,556,702
                                                             ------------------------------------------------------

Increase (decrease) in net assets from operations            $  (890,786)  $(6,718,250)  $(3,812,555)  $ 5,873,459
                                                             ======================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011

                                                                                Government
                                                                                    and
                                                                  Capital         Quality                       Natural
                                            Asset Allocation    Appreciation       Bond          Growth        Resources
                                               Portfolio         Portfolio       Portfolio      Portfolio      Portfolio
                                               (Class 1)         (Class 1)       (Class 1)      (Class 1)      (Class 1)
                                           -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $       1,583,036   $  (4,906,923)  $  2,123,623   $   (801,881)  $   (694,316)

  Net realized gains (losses)                       (956,896)       (175,970)     1,777,377    (10,456,752)    14,600,815
  Change in net unrealized appreciation
    (depreciation) of investments                 (1,311,874)    (18,757,854)     3,376,070      3,569,252    (31,931,763)
                                           -------------------------------------------------------------------------------
    Increase (decrease) in net
      assets from operations                        (685,734)    (23,840,747)     7,277,070     (7,689,381)   (18,025,264)
                                           -------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                       992,082         921,185        334,137        256,448        297,174
  Cost of units redeemed                         (19,427,174)    (46,837,757)   (26,148,706)   (15,107,706)    (9,128,017)
  Net transfers                                   (2,177,642)     (6,923,477)    (4,392,448)    (4,251,109)    (3,136,242)
  Contract maintenance charge                        (60,568)       (164,444)       (62,237)       (51,508)       (32,200)
                                           -------------------------------------------------------------------------------
    Increase (decrease) in net
       assets from capital transactions          (20,673,302)    (53,004,493)   (30,269,254)   (19,153,875)   (11,999,285)
                                           -------------------------------------------------------------------------------

Increase (decrease) in net assets                (21,359,036)    (76,845,240)   (22,992,184)   (26,843,256)   (30,024,549)
Net assets at beginning of period                148,047,003     339,813,674    153,478,309    110,972,743     91,874,923
                                           -------------------------------------------------------------------------------
Net assets at end of period                $     126,687,967   $ 262,968,434   $130,486,125   $ 84,129,487   $ 61,850,374
                                           ===============================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                          37,945          18,185         17,045          8,231          5,605
  Units redeemed                                    (699,535)       (897,324)    (1,297,111)      (463,400)      (164,749)
  Units transferred                                  (82,677)       (159,038)      (229,246)      (138,021)       (63,113)
                                           -------------------------------------------------------------------------------
Increase (decrease) in units outstanding            (744,267)     (1,038,177)    (1,509,312)      (593,190)      (222,257)
Beginning units                                    5,350,434       6,597,464      7,751,361      3,315,995      1,557,073
                                           -------------------------------------------------------------------------------
Ending units                                       4,606,167       5,559,287      6,242,049      2,722,805      1,334,816
                                           ===============================================================================

                                                                          Government
                                                                              and
                                              Asset         Capital         Quality                     Natural
                                            Allocation    Appreciation       Bond          Growth      Resources
                                            Portfolio      Portfolio       Portfolio     Portfolio     Portfolio
                                            (Class 2)      (Class 2)       (Class 2)     (Class 2)     (Class 2)
                                           -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $    95,149   $    (971,286)  $    825,625   $  (313,608)  $  (196,201)

  Net realized gains (losses)                 (362,330)      1,615,992        484,598      (739,873)    2,518,393
  Change in net unrealized appreciation
    (depreciation) of investments              223,232      (5,138,617)     1,903,782    (1,178,147)   (6,227,585)
                                           -----------------------------------------------------------------------
    Increase (decrease) in net
      assets from operations                   (43,949)     (4,493,911)     3,214,005    (2,231,628)   (3,905,393)
                                           -----------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                 125,082         291,289        189,596       149,155        86,303
  Cost of units redeemed                    (1,749,807)    (11,027,340)   (13,079,499)   (4,997,614)   (3,206,309)
  Net transfers                               (643,595)     (1,092,778)    (1,440,573)   (1,799,916)      378,584
  Contract maintenance charge                   (1,751)        (13,844)       (12,804)       (6,394)       (4,151)
                                           -----------------------------------------------------------------------
    Increase (decrease) in net
       assets from capital transactions     (2,270,071)    (11,842,673)   (14,343,280)   (6,654,769)   (2,745,573)
                                           -----------------------------------------------------------------------

Increase (decrease) in net assets           (2,314,020)    (16,336,584)   (11,129,275)   (8,886,397)   (6,650,966)
Net assets at beginning of period           12,068,846      67,059,315     70,840,016    35,104,300    20,577,924
                                           -----------------------------------------------------------------------
Net assets at end of period                $ 9,754,826   $  50,722,731   $ 59,710,741   $26,217,903   $13,926,958
                                           =======================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                     4,544           5,658          9,523         4,785         1,575
  Units redeemed                               (64,308)       (207,722)      (657,159)     (153,391)      (57,329)
  Units transferred                            (22,946)        (21,264)       (73,135)      (53,128)        7,485
                                           -----------------------------------------------------------------------
Increase (decrease) in units outstanding       (82,710)       (223,328)      (720,771)     (201,734)      (48,269)
Beginning units                                445,415       1,297,490      3,615,043     1,065,457       354,974
                                           -----------------------------------------------------------------------
Ending units                                   362,705       1,074,162      2,894,272       863,723       306,705
                                           =======================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                                          Government
                                              Asset         Capital       and Quality                     Natural
                                            Allocation    Appreciation       Bond          Growth        Resources
                                            Portfolio      Portfolio       Portfolio      Portfolio      Portfolio
                                            (Class 3)      (Class 3)       (Class 3)      (Class 3)      (Class 3)
                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $   300,498   $  (6,442,358)  $  8,356,134   $ (1,443,498)  $ (1,707,142)

  Net realized gains (losses)                 (555,318)      4,567,977      6,494,685     (8,219,307)    14,318,303
  Change in net unrealized appreciation
    (depreciation) of investments              (70,385)    (32,306,187)    16,137,878        216,062    (46,077,902)
                                           -------------------------------------------------------------------------
    Increase (decrease) in net
      assets from operations                  (325,205)    (34,180,568)    30,988,697     (9,446,743)   (33,466,741)
                                           -------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold               3,540,646      48,403,274     61,138,917      3,631,609     12,198,713
  Cost of units redeemed                    (3,916,998)    (52,081,825)   (77,618,458)   (17,952,469)   (17,669,030)
  Net transfers                              4,379,818      15,493,257    (21,723,961)    (3,489,887)     8,396,041
  Contract maintenance charge                   (4,297)        (65,928)       (90,060)       (28,169)       (25,428)
                                           -------------------------------------------------------------------------
    Increase (decrease) in net
       assets from capital transactions      3,999,169      11,748,778    (38,293,562)   (17,838,916)     2,900,296
                                           ------------  --------------  -------------  -------------  -------------

Increase (decrease) in net assets            3,673,964     (22,431,790)    (7,304,865)   (27,285,659)   (30,566,445)
Net assets at beginning of period           26,111,044     399,561,339    614,635,115    139,438,193    157,516,099
                                           -------------------------------------------------------------------------
Net assets at end of period                $29,785,008   $ 377,129,549   $607,330,250   $112,152,534   $126,949,654
                                           =========================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                   247,642       2,940,294      4,681,821        266,627        857,425
  Units redeemed                              (152,713)     (1,128,648)    (4,075,553)      (596,118)      (385,149)
  Units transferred                            227,269       1,257,974       (708,005)       (44,767)       489,979
                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding       322,198       3,069,620       (101,737)      (374,258)       962,255
Beginning units                              1,089,320       9,407,507     33,724,258      4,614,824      3,317,100
                                           -------------------------------------------------------------------------
Ending units                                 1,411,518      12,477,127     33,622,521      4,240,566      4,279,355
                                           =========================================================================

                                                                                          Blue
                                            Aggressive     Alliance                       Chip        Capital
                                              Growth        Growth        Balanced       Growth        Growth
                                            Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                            (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                           ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $  (435,859)  $ (1,876,684)  $    98,393   $  (103,838)  $   (96,749)

  Net realized gains (losses)               (1,248,080)    (4,354,227)   (1,517,044)      697,197       321,444
  Change in net unrealized appreciation
    (depreciation) of investments              807,536        (12,559)    1,795,496    (1,336,779)     (359,172)
                                           ---------------------------------------------------------------------
    Increase (decrease) in net
      assets from operations                  (876,403)    (6,243,470)      376,845      (743,420)     (134,477)
                                           ---------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                 156,600        707,528       413,251        32,873        12,687
  Cost of units redeemed                    (4,135,569)   (23,451,107)   (8,288,059)     (945,334)     (931,392)
  Net transfers                             (1,078,654)    (5,835,278)     (882,144)    2,698,633      (353,720)
  Contract maintenance charge                  (23,756)      (142,561)      (37,101)       (4,002)       (3,550)
                                           ---------------------------------------------------------------------
    Increase (decrease) in net
       assets from capital transactions     (5,081,379)   (28,721,418)   (8,794,053)    1,782,170    (1,275,975)
                                           ------------  -------------  ------------  ------------  ------------

Increase (decrease) in net assets           (5,957,782)   (34,964,888)   (8,417,208)    1,038,750    (1,410,452)
Net assets at beginning of period           31,520,617    194,227,558    52,795,983     7,453,970     6,911,604
                                           ---------------------------------------------------------------------
Net assets at end of period                $25,562,835   $159,262,670   $44,378,775   $ 8,492,720   $ 5,501,152
                                           =====================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    12,331         23,622        24,635         4,867         1,734
  Units redeemed                              (311,905)      (723,043)     (508,309)     (147,128)     (123,616)
  Units transferred                            (82,596)      (186,730)      (63,512)      405,625       (44,689)
                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding      (382,170)      (886,151)     (547,186)      263,364      (166,571)
Beginning units                              2,381,289      5,945,122     3,220,885     1,151,423       921,727
                                           ---------------------------------------------------------------------
Ending units                                 1,999,119      5,058,971     2,673,699     1,414,787       755,156
                                           =====================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                                             Davis          "Dogs"
                                               Cash         Corporate       Venture        of Wall       Emerging
                                            Management        Bond           Value          Street        Markets
                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                           ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $ (1,127,014)  $  5,101,622   $  (1,240,869)  $   137,510   $   (569,232)

  Net realized gains (losses)                  (939,795)     5,076,659       2,189,686      (997,414)     5,627,555
  Change in net unrealized appreciation
    (depreciation) of investments               733,817     (4,955,968)    (27,249,401)    3,044,712    (21,492,004)
                                           ---------------------------------------------------------------------------
    Increase (decrease) in net
      assets from operations                 (1,332,992)     5,222,313     (26,300,584)    2,184,808    (16,433,681)
                                           ---------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                1,322,761        258,027       1,373,575       101,193         98,236
  Cost of units redeemed                    (25,575,226)   (19,503,579)    (67,446,574)   (2,968,923)    (8,004,754)
  Net transfers                               3,922,768     (1,583,743)    (21,675,655)    1,997,203     (5,254,688)
  Contract maintenance charge                   (61,575)       (39,551)       (257,118)      (12,245)       (25,891)
                                           ---------------------------------------------------------------------------
    Increase (decrease) in net
       assets from capital transactions     (20,391,272)   (20,868,846)    (88,005,772)     (882,772)   (13,187,097)
                                           ---------------------------------------------------------------------------

Increase (decrease) in net assets           (21,724,264)   (15,646,533)   (114,306,356)    1,302,036    (29,620,778)
Net assets at beginning of period            83,078,100    117,817,851     516,192,684    20,912,903     70,563,496
                                           ---------------------------------------------------------------------------
Net assets at end of period                $ 61,353,836   $102,171,318   $ 401,886,328   $22,214,939   $ 40,942,718
                                           ===========================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    103,728         10,495          42,569         7,529          4,414
  Units redeemed                             (1,953,345)      (795,781)     (1,949,404)     (228,386)      (370,912)
  Units transferred                             298,494        (66,779)       (633,470)      148,693       (247,982)
Increase (decrease) in units outstanding     (1,551,123)      (852,065)     (2,540,305)      (72,164)      (614,480)
                                           ---------------------------------------------------------------------------
Beginning units                               6,259,934      4,937,540      14,479,135     1,685,553      3,029,609
                                           ---------------------------------------------------------------------------
Ending units                                  4,708,811      4,085,475      11,938,830     1,613,389      2,415,129
                                           ===========================================================================

                                               Equity        Fundamental      Global        Global          Growth
                                            Opportunities      Growth          Bond        Equities      Opportunities
                                              Portfolio       Portfolio     Portfolio      Portfolio       Portfolio
                                              (Class 1)       (Class 1)     (Class 1)      (Class 1)       (Class 1)
                                           ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $     (308,250)  $   (702,364)  $   384,647   $   (355,278)  $     (191,325)

  Net realized gains (losses)                  (2,260,730)    (1,610,086)    1,242,231        583,916          493,188
  Change in net unrealized appreciation
    (depreciation) of investments               2,019,967       (727,525)      516,827     (7,178,192)        (896,371)
                                           ----------------------------------------------------------------------------
    Increase (decrease) in net
      assets from operations                     (549,013)    (3,039,975)    2,143,705     (6,949,554)        (594,508)
                                           ----------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                     71,045        205,864       153,692        245,577           42,777
  Cost of units redeemed                       (5,122,904)    (5,910,718)   (8,225,972)    (7,647,143)      (2,052,717)
  Net transfers                                (1,467,526)    (1,561,749)      856,747     (1,193,252)       1,395,531
  Contract maintenance charge                     (18,682)       (36,997)      (17,833)       (34,406)          (6,202)
                                           ----------------------------------------------------------------------------
    Increase (decrease) in net
       assets from capital transactions        (6,538,067)    (7,303,600)   (7,233,366)    (8,629,224)        (620,611)
                                           ----------------------------------------------------------------------------

Increase (decrease) in net assets              (7,087,080)   (10,343,575)   (5,089,661)   (15,578,778)      (1,215,119)
Net assets at beginning of period              35,569,774     50,204,357    55,110,439     65,682,773       12,523,208
                                           ----------------------------------------------------------------------------
Net assets at end of period                $   28,482,694   $ 39,860,782   $50,020,778   $ 50,103,995   $   11,308,089
                                           ============================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                        3,858         12,319         6,547         12,385            8,415
  Units redeemed                                 (278,617)      (335,379)     (354,816)      (374,118)        (327,145)
  Units transferred                               (79,361)       (89,555)       31,294        (59,355)         193,830
Increase (decrease) in units outstanding         (354,120)      (412,615)     (316,975)      (421,088)        (124,900)
                                           ----------------------------------------------------------------------------
Beginning units                                 1,903,762      2,791,218     2,435,976      3,105,351        2,049,362
                                           ----------------------------------------------------------------------------
Ending units                                    1,549,642      2,378,603     2,119,001      2,684,263        1,924,462
                                           ============================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                                              International    International     Marsico
                                              Growth-                          Diversified      Growth and       Focused
                                              Income       High-Yield Bond      Equities          Income          Growth
                                             Portfolio        Portfolio         Portfolio        Portfolio      Portfolio
                                             (Class 1)        (Class 1)         (Class 1)        (Class 1)      (Class 1)
                                           ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $   (855,386)  $      4,627,122   $      273,053   $      778,779   $  (194,388)

  Net realized gains (losses)                (3,464,925)         3,981,672        1,362,127       (2,978,012)   (1,696,217)
  Change in net unrealized appreciation
    (depreciation) of investments            13,534,119         (5,938,660)      (9,712,888)      (5,934,825)    1,454,293
                                           ----------------------------------------------------------------------------------
    Increase (decrease) in net assets
     from operations                          9,213,808          2,670,134       (8,077,708)      (8,134,058)     (436,312)
                                           ----------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                  397,844            107,902          217,228          251,669        29,384
  Cost of units redeemed                    (20,199,755)       (16,426,958)      (8,030,470)      (8,228,235)   (2,620,671)
  Net transfers                              (3,629,800)        (3,146,069)        (822,138)      (2,346,042)     (658,870)
  Contract maintenance charge                   (90,828)           (31,293)         (24,532)         (28,705)       (7,450)
                                           ----------------------------------------------------------------------------------
    Increase (decrease) in net assets
     from capital transactions              (23,522,539)       (19,496,418)      (8,659,912)     (10,351,313)   (3,257,607)
                                           ----------------------------------------------------------------------------------

Increase (decrease) in net assets           (14,308,731)       (16,826,284)     (16,737,620)     (18,485,371)   (3,693,919)
Net assets at beginning of period           150,039,360         86,693,034       57,652,237       62,433,700    17,285,173
                                           ----------------------------------------------------------------------------------
Net assets at end of period                $135,730,629   $     69,866,750   $   40,914,617   $   43,948,329   $13,591,254
                                           ==================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                     14,525              4,721           22,436           18,801         2,424
  Units redeemed                               (743,177)          (715,956)        (623,438)        (611,257)     (221,055)
  Units transferred                            (138,686)          (129,981)         (70,989)        (173,415)      (58,932)
                                           ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding       (867,338)          (841,216)        (671,991)        (765,871)     (277,563)
Beginning units                               5,628,193          3,907,227        4,302,496        4,460,288     1,461,419
                                           ----------------------------------------------------------------------------------
Ending units                                  4,760,855          3,066,011        3,630,505        3,694,417     1,183,856
                                           ==================================================================================

                                                 MFS
                                            Massachusetts        MFS
                                              Investors         Total         Mid-Cap         Real
                                                Trust          Return         Growth         Estate      Technology
                                              Portfolio       Portfolio      Portfolio     Portfolio     Portfolio
                                              (Class 1)       (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $     (482,393)  $  1,789,181   $   (638,767)  $  (214,943)  $  (165,924)

  Net realized gains (losses)                   1,023,602     (1,617,685)        33,330    (5,681,707)    1,620,856
  Change in net unrealized appreciation
    (depreciation) of investments              (2,328,334)       616,492     (2,203,091)    7,959,562    (2,187,808)
                                           -------------------------------------------------------------------------
    Increase (decrease) in net assets
     from operations                           (1,787,125)       787,988     (2,808,528)    2,062,912      (732,876)
                                           -------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                    228,965        532,807        118,907        60,567        22,981
  Cost of units redeemed                       (8,111,743)   (27,131,757)    (6,218,750)   (4,734,327)   (1,095,777)
  Net transfers                                (1,038,941)    (6,252,522)    (1,727,201)      (23,004)   (1,264,478)
  Contract maintenance charge                     (33,319)       (80,980)       (24,326)      (15,540)       (5,245)
                                           -------------------------------------------------------------------------
    Increase (decrease) in net assets
     from capital transactions                 (8,955,038)   (32,932,452)    (7,851,370)   (4,712,304)   (2,342,519)
                                           -------------------------------------------------------------------------

Increase (decrease) in net assets             (10,742,163)   (32,144,464)   (10,659,898)   (2,649,392)   (3,075,395)
Net assets at beginning of period              60,339,321    185,839,559     45,703,076    36,225,392    11,995,754
                                           -------------------------------------------------------------------------
Net assets at end of period                $   49,597,158   $153,695,095   $ 35,043,178   $33,576,000   $ 8,920,359
                                           =========================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                        9,998         21,917         11,768         2,876        11,258
  Units redeemed                                 (351,651)      (978,751)      (522,037)     (204,882)     (456,165)
  Units transferred                               (46,716)      (234,253)      (149,522)       (9,860)     (550,696)
                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding         (388,369)    (1,191,087)      (659,791)     (211,866)     (995,603)
Beginning units                                 2,611,728      6,704,504      3,809,894     1,630,893     4,925,859
                                           -------------------------------------------------------------------------
Ending units                                    2,223,359      5,513,417      3,150,103     1,419,027     3,930,256
                                           =========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                             Total
                                             Telecom        Return       Aggressive     Alliance
                                             Utility         Bond          Growth        Growth       Balanced
                                            Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                            (Class 1)      (Class 1)     (Class 2)     (Class 2)     (Class 2)
                                           --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $   139,399   $       (604)  $   (58,598)  $  (320,965)  $      (401)

  Net realized gains (losses)                   15,137      2,278,173       (88,051)    1,519,586       550,491
  Change in net unrealized appreciation
    (depreciation) of investments              582,534        920,089         7,265    (2,102,161)     (452,107)
                                           --------------------------------------------------------------------
    Increase (decrease) in net
      assets from operations                   737,070      3,197,658      (139,384)     (903,540)       97,983
                                           --------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                  44,461        577,975        14,112        83,339        26,705
  Cost of units redeemed                    (2,129,669)   (10,507,041)     (773,550)   (4,108,146)   (2,379,008)
  Net transfers                              1,311,118      4,818,019        25,830      (924,528)      106,153
  Contract maintenance charge                   (8,848)       (26,623)       (1,046)       (7,642)       (2,560)
                                           --------------------------------------------------------------------
    Increase (decrease) in net
      assets from capital transactions        (782,938)    (5,137,670)     (734,654)   (4,956,977)   (2,248,710)
                                           --------------------------------------------------------------------

Increase (decrease) in net assets              (45,868)    (1,940,012)     (874,038)   (5,860,517)   (2,150,727)
Net assets at beginning of period           16,957,302     73,372,533     4,132,241    28,521,555     9,466,636
                                           --------------------------------------------------------------------
Net assets at end of period                $16,911,434   $ 71,432,521   $ 3,258,203   $22,661,038   $ 7,315,909
                                           ====================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                     2,700         21,244         1,052         2,582         1,605
  Units redeemed                              (127,134)      (388,907)      (60,098)     (126,441)     (142,040)
  Units transferred                             75,093        172,233         1,409       (29,107)        7,246
                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding       (49,341)      (195,430)      (57,637)     (152,966)     (133,189)
Beginning units                              1,045,963      2,768,785       317,181       884,254       576,837
                                           --------------------------------------------------------------------
Ending units                                   996,622      2,573,355       259,544       731,288       443,648
                                           ====================================================================
                                               Blue                                                    Davis
                                               Chip        Capital        Cash        Corporate       Venture
                                              Growth       Growth      Management        Bond          Value
                                            Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                            (Class 2)     (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                           --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $   (55,761)  $  (34,565)  $   (361,201)  $ 1,448,026   $   (350,740)

  Net realized gains (losses)                  198,129       28,252       (331,386)    1,781,110      1,180,554
  Change in net unrealized appreciation
    (depreciation) of investments             (392,469)     (52,236)       232,978    (1,643,934)    (5,091,620)
                                           --------------------------------------------------------------------
    Increase (decrease) in net
      assets from operations                  (250,101)     (58,549)      (459,609)    1,585,202     (4,261,806)
                                           --------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                  24,110        1,077        995,300       131,043        120,820
  Cost of units redeemed                      (786,314)    (391,603)   (11,017,424)   (7,874,532)   (11,538,377)
  Net transfers                               (243,486)     231,211      5,378,916    (1,809,615)    (3,724,733)
  Contract maintenance charge                   (1,034)        (569)        (7,216)       (5,513)       (17,200)
                                           --------------------------------------------------------------------
    Increase (decrease) in net
      assets from capital transactions      (1,006,724)    (159,884)    (4,650,424)   (9,558,617)   (15,159,490)
                                           --------------------------------------------------------------------

Increase (decrease) in net assets           (1,256,825)    (218,433)    (5,110,033)   (7,973,415)   (19,421,296)
Net assets at beginning of period            4,356,876    2,323,617     25,838,275    38,444,400     84,032,538
                                           --------------------------------------------------------------------
Net assets at end of period                $ 3,100,051   $2,105,184   $ 20,728,242   $30,470,985   $ 64,611,242
                                           ====================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                     3,842          145         77,004         5,424          3,690
  Units redeemed                              (124,530)     (53,330)      (852,147)     (326,616)      (331,446)
  Units transferred                            (40,375)      32,554        416,074       (75,608)      (108,556)
                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding      (161,063)     (20,631)      (359,069)     (396,800)      (436,312)
Beginning units                                690,860      315,104      1,975,942     1,638,505      2,380,663
                                           --------------------------------------------------------------------
Ending units                                   529,797      294,473      1,616,873     1,241,705      1,944,351
                                           ====================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                              "Dogs"
                                             of Wall       Emerging        Equity         Foreign      Fundamental
                                              Street       Markets      Opportunities      Value         Growth
                                            Portfolio     Portfolio       Portfolio      Portfolio      Portfolio
                                            (Class 2)     (Class 2)       (Class 2)      (Class 2)      (Class 2)
                                           --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $    30,623   $  (125,719)  $      (74,225)  $   (36,710)  $    (47,149)

  Net realized gains (losses)                 (456,761)    1,320,270         (641,651)      120,991        114,451
  Change in net unrealized appreciation
    (depreciation) of investments            1,107,792    (4,318,411)         595,574    (3,835,279)      (270,301)
                                           --------------------------------------------------------------------------
    Increase (decrease) in net
     assets from operations                    681,654    (3,123,860)        (120,302)   (3,750,998)      (202,999)
                                           --------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                  24,107        14,160           11,097        83,819         11,108
  Cost of units redeemed                    (1,523,844)   (2,054,298)      (1,145,051)   (5,440,613)      (415,102)
  Net transfers                                391,561        85,162         (206,152)     (390,714)      (108,868)
  Contract maintenance charge                   (1,911)       (2,542)          (1,679)       (6,177)          (855)
                                           --------------------------------------------------------------------------
    Increase (decrease) in net
     assets from capital transactions       (1,110,087)   (1,957,518)      (1,341,785)   (5,753,685)      (513,717)
                                           --------------------------------------------------------------------------

Increase (decrease) in net assets             (428,433)   (5,081,378)      (1,462,087)   (9,504,683)      (716,716)
Net assets at beginning of period            6,902,147    12,833,079        7,002,702    34,959,236      3,323,350
                                           --------------------------------------------------------------------------
Net assets at end of period                $ 6,473,714   $ 7,751,701   $    5,540,615   $25,454,553   $  2,606,634
                                           ==========================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                     1,939           654              609         5,055            726
  Units redeemed                              (118,595)      (99,158)         (62,644)     (322,473)       (23,367)
  Units transferred                             29,953         3,651          (11,916)      (16,620)        (6,458)
                                           --------------------------------------------------------------------------
Increase (decrease) in units outstanding       (86,703)      (94,853)         (73,951)     (334,038)       (29,099)
Beginning units                                565,210       561,922          381,287     2,061,571        187,389
                                           --------------------------------------------------------------------------
Ending units                                   478,507       467,069          307,336     1,727,533        158,290
                                           ==========================================================================

                                              Global        Global         Growth         Growth-      High-Yield
                                               Bond        Equities     Opportunities      Income         Bond
                                            Portfolio     Portfolio       Portfolio      Portfolio     Portfolio
                                            (Class 2)     (Class 2)       (Class 2)      (Class 2)     (Class 2)
                                           ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $    71,253   $   (54,464)  $      (77,940)  $   (77,116)  $ 1,087,782

  Net realized gains (losses)                  274,337        80,344          257,146         7,877         8,931
  Change in net unrealized appreciation
    (depreciation) of investments              181,062      (853,948)        (430,887)      684,240      (599,867)
                                           ----------------------------------------------------------------------
    Increase (decrease) in net
     assets from operations                    526,652      (828,068)        (251,681)      615,001       496,846
                                           ----------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                  66,369         1,125           13,687        13,844        44,593
  Cost of units redeemed                    (2,936,937)     (937,926)        (938,965)   (1,777,853)   (3,728,298)
  Net transfers                               (380,574)       40,250          367,846       (15,923)     (220,869)
  Contract maintenance charge                   (1,958)       (1,416)            (938)       (3,020)       (2,930)
                                           ----------------------------------------------------------------------
    Increase (decrease) in net
     assets from capital transactions       (3,253,100)     (897,967)        (558,370)   (1,782,952)   (3,907,504)
                                           ----------------------------------------------------------------------

Increase (decrease) in net assets           (2,726,448)   (1,726,035)        (810,051)   (1,167,951)   (3,410,658)
Net assets at beginning of period           14,697,208     7,868,391        4,946,927    10,388,023    19,311,856
                                           ----------------------------------------------------------------------
Net assets at end of period                $11,970,760   $ 6,142,356   $    4,136,876   $ 9,220,072   $15,901,198
                                           ======================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                     2,880            54            2,206           511         2,037
  Units redeemed                              (128,341)      (45,362)        (155,422)      (64,792)     (165,970)
  Units transferred                            (16,462)        2,178           47,179        (1,184)       (9,960)
                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding      (141,923)      (43,130)        (106,037)      (65,465)     (173,893)
Beginning units                                656,557       376,320          822,537       392,603       886,276
                                           ----------------------------------------------------------------------
Ending units                                   514,634       333,190          716,500       327,138       712,383
                                           ======================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                            International                          Marsico            MFS             MFS
                                             Diversified       International       Focused       Massachusetts       Total
                                              Equities       Growth and Income      Growth         Investors         Return
                                              Portfolio          Portfolio        Portfolio     Trust Portfolio    Portfolio
                                              (Class 2)          (Class 2)        (Class 2)        (Class 2)       (Class 2)
                                           -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $       81,885   $          126,606   $  (231,185)  $       (131,828)  $   454,186

  Net realized gains (losses)                     636,413           (1,206,877)     (512,957)           740,161      (554,391)
  Change in net unrealized appreciation
    (depreciation) of investments              (4,508,916)            (467,131)      250,286         (1,082,989)      271,760
                                           -------------------------------------------------------------------------------------
    Increase (decrease) in net
      assets from operations                   (3,790,618)          (1,547,402)     (493,856)          (474,656)      171,555
                                           -------------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                     41,146               25,276        18,097             30,520       192,139
  Cost of units redeemed                       (4,201,250)          (1,803,803)   (3,549,873)        (1,982,559)   (8,895,810)
  Net transfers                                  (130,601)            (164,726)     (792,782)          (127,375)   (1,249,806)
  Contract maintenance charge                      (5,155)              (2,253)       (2,921)            (2,719)      (12,420)
                                           -------------------------------------------------------------------------------------
    Increase (decrease) in net
      assets from capital transactions         (4,295,860)          (1,945,506)   (4,327,479)        (2,082,133)   (9,965,897)
                                           -------------------------------------------------------------------------------------

Increase (decrease) in net assets              (8,086,478)          (3,492,908)   (4,821,335)        (2,556,789)   (9,794,342)
Net assets at beginning of period              27,500,147           12,185,472    19,157,098         13,718,315    57,854,501
                                           -------------------------------------------------------------------------------------
Net assets at end of period                $   19,413,669   $        8,692,564   $14,335,763   $     11,161,526   $48,060,159
                                           =====================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                        3,263                2,242         1,593              1,285         6,894
  Units redeemed                                 (329,759)            (132,428)     (306,768)           (86,368)     (319,961)
  Units transferred                                (4,970)              (8,565)      (69,004)            (8,508)      (46,014)
                                           -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         (331,466)            (138,751)     (374,179)           (93,591)     (359,081)
Beginning units                                 2,084,423              877,522     1,643,643            599,107     2,101,531
                                           -------------------------------------------------------------------------------------
Ending units                                    1,752,957              738,771     1,269,464            505,516     1,742,450
                                           =====================================================================================
                                                                         Small &
                                             Mid-Cap         Real        Mid Cap                     Telecom
                                              Growth        Estate        Value       Technology     Utility
                                            Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                            (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                           ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $  (300,103)  $   (86,105)  $  (345,128)  $   (56,959)  $   14,409

  Net realized gains (losses)                1,532,410    (1,043,926)    1,171,318       279,310      (26,841)
  Change in net unrealized appreciation
    (depreciation) of investments           (2,445,184)    1,803,149    (3,164,354)     (482,190)     107,570
                                           ------------------------------------------------------------------
    Increase (decrease) in net
      assets from operations                (1,212,877)      673,118    (2,338,164)     (259,839)      95,138
                                           ------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                  48,455        35,708        49,677        14,481        7,818
  Cost of units redeemed                    (3,295,910)   (2,005,390)   (4,127,876)     (688,213)    (457,116)
  Net transfers                             (1,308,050)     (266,833)   (1,079,255)     (294,932)     361,948
  Contract maintenance charge                   (4,764)       (2,400)       (4,718)       (1,141)        (721)
                                           ------------------------------------------------------------------
    Increase (decrease) in net
      assets from capital transactions      (4,560,269)   (2,238,915)   (5,162,172)     (969,805)     (88,071)
                                           ------------------------------------------------------------------

Increase (decrease) in net assets           (5,773,146)   (1,565,797)   (7,500,336)   (1,229,644)       7,067
Net assets at beginning of period           21,973,145    11,265,666    27,587,624     4,196,017    2,463,805
                                           ------------------------------------------------------------------
Net assets at end of period                $16,199,999   $ 9,699,869   $20,087,288   $ 2,966,373   $2,470,872
                                           ==================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                     3,982         1,574         2,519         5,999          476
  Units redeemed                              (273,069)      (87,576)     (211,132)     (295,243)     (27,317)
  Units transferred                           (104,304)      (11,970)      (55,073)     (131,503)      20,518
                                           ------------------------------------------------------------------
Increase (decrease) in units outstanding      (373,391)      (97,972)     (263,686)     (420,747)      (6,323)
Beginning units                              1,843,496       516,347     1,352,751     1,752,932      155,083
                                           ------------------------------------------------------------------
Ending units                                 1,470,105       418,375     1,089,065     1,332,185      148,760
                                           ==================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                           Total Return   Aggressive      Alliance      American Funds    American Funds
                                               Bond         Growth         Growth     Asset Allocation     Global Growth
                                            Portfolio      Portfolio      Portfolio     SAST Portfolio    SAST Portfolio
                                            (Class 2)      (Class 3)      (Class 3)       (Class 3)         (Class 3)
                                           -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $   (39,382)  $  (261,245)  $  (1,672,723)  $   (343,221)      $   (2,143,698)

 Net realized gains (losses)                 1,185,304    (1,032,656)      4,484,465       (528,165)          (1,753,748)
  Change in net unrealized appreciation
  (depreciation) of investments               (268,693)      601,692      (7,233,932)      (190,146)         (31,947,653)
                                           -----------------------------------------------------------------------------
  Increase (decrease) in net assets
   from operations                             877,229      (692,209)     (4,422,190)    (1,061,532)         (35,845,099)
                                           -----------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                  116,818     4,440,830       3,719,798     28,250,382          101,129,238
 Cost of units redeemed                     (4,553,331)   (1,390,984)    (20,322,581)    (6,853,316)         (16,904,785)
 Net transfers                                 302,679      (193,412)     (5,705,526)     8,055,525           53,724,918
 Contract maintenance charge                    (2,606)       (3,103)        (30,250)        (7,888)             (24,572)
                                           -----------------------------------------------------------------------------
  Increase (decrease) in net assets
   from capital transactions                (4,136,440)    2,853,331     (22,338,559)    29,444,703          137,924,799
                                           -----------------------------------------------------------------------------

Increase (decrease) in net assets           (3,259,211)    2,161,122     (26,760,749)    28,383,171          102,079,700
 Net assets at beginning of period          22,983,900    15,130,894     133,338,609     72,974,449          248,702,974
                                           -----------------------------------------------------------------------------
 Net assets at end of period               $19,724,689   $17,292,016   $ 106,577,860   $101,357,620         $350,782,674
                                           =============================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                      4,384       464,741         289,901      2,737,223            9,110,865
 Units redeemed                               (171,674)     (115,117)       (651,589)      (674,090)          (1,560,053)
 Units transferred                               8,653        (8,937)       (155,742)       782,802            5,161,935
                                           -----------------------------------------------------------------------------
Increase (decrease) in units outstanding      (158,637)      340,687        (517,430)     2,845,935           12,712,747
Beginning units                                882,303     1,239,636       4,315,346      7,176,929           22,149,625
                                           -----------------------------------------------------------------------------
Ending units                                   723,666     1,580,323       3,797,916     10,022,864           34,862,372
                                           =============================================================================

                                              American Funds    American Funds                         Blue Chip       Capital
                                               Growth SAST      Growth-Income       Balanced            Growth         Growth
                                                Portfolio       SAST Portfolio      Portfolio          Portfolio      Portfolio
                                                (Class 3)          (Class 3)        (Class 3)          (Class 3)      (Class 3)
                                           -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $      (2,783,803)  $    (1,065,414)  $        50,872   $      (843,633)  $  (769,153)

Net realized gains (losses)                       (4,401,378)       (5,273,420)          675,698           469,016    (1,058,969)
 Change in net unrealized appreciation
  (depreciation) of investments                   (7,836,932)         (818,810)         (595,400)       (4,004,787)      411,788
                                           -------------------------------------------------------------------------------------
  Increase (decrease) in net assets
   from operations                               (15,022,113)       (7,157,644)          131,170        (4,379,404)   (1,416,334)
                                           -------------------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                     50,284,916        31,910,082         9,754,233        18,527,146       669,511
 Cost of units redeemed                          (13,599,160)      (13,085,358)       (3,834,938)       (4,500,305)   (3,888,934)
 Net transfers                                    10,787,730         5,713,436         4,027,114         8,844,931    (2,299,933)
 Contract maintenance charge                         (21,228)          (20,293)           (4,126)           (4,496)       (7,265)
                                           -------------------------------------------------------------------------------------
  Increase (decrease) in net assets
   from capital transactions                      47,452,258        24,517,867         9,942,283        22,867,276    (5,526,621)
                                           -------------------------------------------------------------------------------------

Increase (decrease) in net assets                 32,430,145        17,360,223        10,073,453        18,487,872    (6,942,955)
 Net assets at beginning of period               202,206,183       172,304,601        25,621,524        41,946,401    50,326,688
                                           -------------------------------------------------------------------------------------
 Net assets at end of period               $     234,636,328   $   189,664,824   $    35,694,977   $    60,434,273   $43,383,733
                                           =====================================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                        4,888,144         3,397,633           845,366         2,196,122        71,903
 Units redeemed                                   (1,341,108)       (1,425,886)         (256,656)         (663,828)     (527,033)
 Units transferred                                 1,097,344           602,340           346,662         1,089,099      (318,252)
                                           -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           4,644,380         2,574,087           935,372         2,621,393      (773,382)
Beginning units                                   19,719,559        18,469,523         1,705,555         5,831,160     6,772,753
                                           -------------------------------------------------------------------------------------
Ending units                                      24,363,939        21,043,610         2,640,927         8,452,553     5,999,371
                                           =====================================================================================

      The accompanying notes an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                Cash          Corporate                       "Dogs" of          Emerging
                                             Management         Bond      Davis Venture      Wall Street          Markets
                                              Portfolio       Portfolio   Value Portfolio     Portfolio          Portfolio
                                              (Class 3)       (Class 3)     (Class 3)         (Class 3)          (Class 3)
                                           ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $  (2,920,064)  $ 25,249,344   $ (2,341,604)   $       133,657   $     (1,847,877)

 Net realized gains (losses)                  (2,021,106)    18,507,988    (15,723,904)         1,344,226          7,575,912
  Change in net unrealized appreciation
  (depreciation) of investments                1,047,640    (20,146,596)   (11,592,560)         1,298,866        (51,670,833)
                                           ---------------------------------------------------------------------------------
  Increase (decrease) in net assets
   from operations                            (3,893,530)    23,610,736    (29,658,068)         2,776,749        (45,942,798)
                                           ---------------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                 40,337,214     84,358,064     54,470,038          7,395,151         21,745,445
 Cost of units redeemed                     (108,889,081)   (59,757,973)   (59,581,041)        (3,425,219)       (16,377,492)
 Net transfers                                81,397,750       (445,585)     3,423,459          4,886,665         15,395,740
 Contract maintenance charge                     (37,607)       (69,095)       (79,690)            (3,246)           (22,460)
                                           ---------------------------------------------------------------------------------
  Increase (decrease) in net assets
   from capital transactions                  12,808,276     24,085,411     (1,767,234)         8,853,351         20,741,233
                                           ---------------------------------------------------------------------------------

Increase (decrease) in net assets              8,914,746     47,696,147    (31,425,302)        11,630,100        (25,201,565)
 Net assets at beginning of period           181,754,590    530,895,157    509,186,685         22,005,509        166,913,850
                                           ---------------------------------------------------------------------------------
 Net assets at end of period               $ 190,669,336   $578,591,304   $477,761,383    $    33,635,609   $    141,712,285
                                           =================================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                    3,951,566      5,434,081      4,570,896            664,853          1,539,121
 Units redeemed                               (8,631,023)    (2,649,771)    (1,972,595)          (276,444)          (838,044)
 Units transferred                             6,048,891        519,722      1,198,351            397,723          1,263,560
                                           ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding       1,369,434      3,304,032      3,796,652            786,132          1,964,637
Beginning units                               14,338,501     24,743,265     17,604,454          1,870,469          7,869,498
                                           ---------------------------------------------------------------------------------
Ending units                                  15,707,935     28,047,297     21,401,106          2,656,601          9,834,135
                                           =================================================================================

                                               Equity         Foreign       Fundamental
                                           Opportunities       Value           Growth        Global Bond       Global Equities
                                              Portfolio      Portfolio       Portfolio        Portfolio            Portfolio
                                              (Class 3)      (Class 3)       (Class 3)        (Class 3)            (Class 3)
                                           ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)               $   (373,127)  $     55,529   $   (1,252,432)  $        933,105   $        (204,108)

 Net realized gains (losses)                  (3,965,978)    (6,071,330)      (1,405,083)         3,880,026            (985,220)
  Change in net unrealized appreciation
  (depreciation) of investments                3,733,081    (53,558,704)      (2,682,871)         1,632,398          (2,213,566)
                                           ------------------------------------------------------------------------------------
  Increase (decrease) in net assets
   from operations                              (606,024)   (59,574,505)      (5,340,386)         6,445,529          (3,402,894)
                                           ------------------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                  1,271,625    100,065,451        1,263,632         37,164,436           5,505,807
 Cost of units redeemed                       (4,682,768)   (40,800,839)      (5,952,003)       (16,890,153)         (2,892,885)
 Net transfers                                (1,261,820)    58,894,555         (937,918)         7,173,635           1,265,476
 Contract maintenance charge                      (5,422)       (60,605)         (11,568)           (15,735)             (3,272)
                                           ------------------------------------------------------------------------------------
  Increase (decrease) in net assets
   from capital transactions                  (4,678,385)   118,098,562       (5,637,857)        27,432,183           3,875,126
                                           ------------------------------------------------------------------------------------

Increase (decrease) in net assets             (5,284,409)    58,524,057      (10,978,243)        33,877,712             472,232
 Net assets at beginning of period            31,361,295    387,974,778       81,768,665        155,352,219          26,140,571
                                           ------------------------------------------------------------------------------------
 Net assets at end of period                $ 26,076,886   $446,498,835   $   70,790,422   $    189,229,931   $      26,612,803
                                           ====================================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                      115,780      9,372,831          104,262          2,557,246             520,347
 Units redeemed                                 (263,595)    (2,674,514)        (357,459)          (809,749)           (166,843)
 Units transferred                               (69,726)     5,830,152          (28,328)           609,184             170,130
                                           ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        (217,541)    12,528,469         (281,525)         2,356,681             523,634
Beginning units                                1,772,202     25,903,108        4,934,236          7,826,147           1,446,322
                                           ------------------------------------------------------------------------------------
Ending units                                   1,554,661     38,431,577        4,652,711         10,182,828           1,969,956
                                           ====================================================================================

      The accompanying notes an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                              Growth                                        International       International
                                           Opportunities  Growth-Income    High-Yield        Diversified         Growth and
                                             Portfolio      Portfolio    Bond Portfolio   Equities Portfolio   Income Portfolio
                                             (Class 3)      (Class 3)       (Class 3)         (Class 3)           (Class 3)
                                           -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $  (2,092,150)  $   (140,726) $    7,034,629   $          554,888   $     2,532,604

 Net realized gains (losses)                   3,118,945       (956,548)      3,243,058              404,124       (27,832,583)
 Change in net unrealized appreciation
  (depreciation) of investments               (6,686,273)     3,249,745      (7,628,707)         (30,633,755)       (4,107,476)
                                           -----------------------------------------------------------------------------------
  Increase (decrease) in net assets
   from operations                            (5,659,478)     2,152,471       2,648,980          (29,674,743)      (29,407,455)
                                           -----------------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                 41,362,399     26,076,488      17,095,634            6,213,846         3,168,211
 Cost of units redeemed                       (9,483,244)    (2,686,527)    (14,327,332)         (25,140,155)      (18,923,841)
 Net transfers                                16,052,921      8,449,155       6,193,947            5,062,445         6,957,994
 Contract maintenance charge                     (12,479)        (3,257)        (13,186)             (40,225)          (30,383)
                                           -----------------------------------------------------------------------------------
  Increase (decrease) in net assets
   from capital transactions                  47,919,597     31,835,859       8,949,063          (13,904,089)       (8,828,019)
                                           -----------------------------------------------------------------------------------

Increase (decrease) in net assets             42,260,119     33,988,330      11,598,043          (43,578,832)      (38,235,474)
 Net assets at beginning of period           107,540,605     15,141,736     100,219,843          204,539,549       215,335,180
                                           -----------------------------------------------------------------------------------
 Net assets at end of period               $ 149,800,724   $ 49,130,066  $  111,817,886   $      160,960,717   $   177,099,706
                                           ===================================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                    4,361,757      2,666,055       1,386,091              589,838           325,661
 Units redeemed                               (1,424,936)      (135,373)       (694,452)          (2,011,649)       (1,472,720)
 Units transferred                             2,069,196        631,432         506,077              625,086           863,647
                                           -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding       5,006,017      3,162,114       1,197,716             (796,725)         (283,412)
Beginning units                               16,138,862        680,901       5,112,376           15,872,663        16,405,879
                                           -----------------------------------------------------------------------------------
Ending units                                  21,144,879      3,843,015       6,310,092           15,075,938        16,122,467
                                           ===================================================================================

                                              Marsico      MFS Massachusetts
                                           Focused Growth   Investors Trust       MFS Total          Mid-Cap        Real Estate
                                              Portfolio       Portfolio       Return Portfolio   Growth Portfolio     Portfolio
                                              (Class 3)       (Class 3)           (Class 3)         (Class 3)         (Class 3)
                                           ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $     (958,303) $      (1,875,308) $      1,553,929   $     (1,437,760) $    (1,565,963)

Net realized gains (losses)                    (1,368,357)         2,302,160        (7,418,988)         3,592,428      (16,116,634)
 Change in net unrealized appreciation
  (depreciation) of investments                  (139,515)        (7,927,931)        5,989,240         (9,092,040)      29,760,113
                                           ---------------------------------------------------------------------------------------
  Increase (decrease) in net assets
   from operations                             (2,466,175)        (7,501,079)          124,181         (6,937,372)      12,077,516
                                           ---------------------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                  20,036,517         57,079,638        13,601,050         17,532,428       38,056,926
 Cost of units redeemed                        (4,939,152)       (12,095,892)      (31,117,422)       (10,426,027)     (17,732,127)
 Net transfers                                  3,846,919         21,495,420       (10,510,258)         7,567,588       (3,450,450)
 Contract maintenance charge                       (6,293)           (16,203)          (36,880)           (14,581)         (26,364)
                                           ---------------------------------------------------------------------------------------
  Increase (decrease) in net assets
   from capital transactions                   18,937,991         66,462,963       (28,063,510)        14,659,408       16,847,985
                                           ---------------------------------------------------------------------------------------

Increase (decrease) in net assets              16,471,816         58,961,884       (27,939,329)         7,722,036       28,925,501
 Net assets at beginning of period             56,367,195        146,632,293       218,109,230         84,256,397      184,070,869
                                           ---------------------------------------------------------------------------------------
 Net assets at end of period               $   72,839,011  $     205,594,177  $    190,169,901   $     91,978,433  $   212,996,370
                                           =======================================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                     1,841,294          4,644,193         1,126,398          1,458,853        3,869,561
 Units redeemed                                  (438,643)          (666,479)       (1,201,448)          (878,222)        (956,466)
 Units transferred                                351,700          1,737,525          (294,312)           685,377          317,331
                                           ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        1,754,351          5,715,239          (369,362)         1,266,008        3,230,426
Beginning units                                 4,976,678          8,210,095         8,552,476          7,130,205       10,763,539
                                           ---------------------------------------------------------------------------------------
Ending units                                    6,731,029         13,925,334         8,183,114          8,396,213       13,993,965
                                           =======================================================================================

      The accompanying notes an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                            Small & Mid                                      Telecom         Total
                                             Cap Value     Small Company     Technology      Utility      Return Bond
                                             Portfolio    Value Portfolio     Portfolio     Portfolio      Portfolio
                                             (Class 3)        (Class 3)       (Class 3)     (Class 3)      (Class 3)
                                           ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $ (6,100,522)  $    (2,075,493)  $  (353,715)  $    102,671   $   (976,892)

Net realized gains (losses)                   3,495,733           545,391     1,693,583         96,307     18,888,171
 Change in net unrealized appreciation
  (depreciation) of investments             (36,683,268)       (4,768,716)   (2,952,689)       152,901      3,602,388
                                           --------------------------------------------------------------------------
  Increase (decrease) in net assets
   from operations                          (39,288,057)       (6,298,818)   (1,612,821)       351,879     21,513,667
                                           --------------------------------------------------------------------------
From capital transactions:
 Net proceeds from units sold                80,607,644        40,143,581     2,348,228      4,517,688    166,058,637
 Cost of units redeemed                     (40,850,860)      (11,115,529)   (3,340,661)      (947,327)   (34,672,734)
 Net transfers                               26,567,160        11,487,552       950,042      3,876,130     54,471,003
 Contract maintenance charge                    (59,138)          (16,040)       (4,011)        (1,643)       (34,085)
                                           --------------------------------------------------------------------------
  Increase (decrease) in net assets
   from capital transactions                 66,264,806        40,499,564       (46,402)     7,444,848    185,822,821
                                           --------------------------------------------------------------------------

Increase (decrease) in net assets            26,976,749        34,200,746    (1,659,223)     7,796,727    207,336,488
Net assets at beginning of period           403,160,331       136,217,238    22,424,712     10,084,377    382,917,792
                                           --------------------------------------------------------------------------
Net assets at end of period                $430,137,080   $   170,417,984   $20,765,489   $ 17,881,104   $590,254,280
                                           ==========================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                   6,145,235         3,978,335       433,156        348,113     11,242,832
 Units redeemed                              (2,217,525)       (1,167,084)   (1,391,442)       (60,009)    (1,671,005)
 Units transferred                            2,359,743         1,298,943       120,557        253,977      3,531,841
                                           --------------------------------------------------------------------------
Increase (decrease) in units outstanding      6,287,453         4,110,194      (837,729)       542,081     13,103,668
Beginning units                              21,707,355        13,788,567     9,020,725        663,880     19,095,522
                                           --------------------------------------------------------------------------
Ending units                                 27,994,808        17,898,761     8,182,996      1,205,961     32,199,190
                                           ==========================================================================

                                              Invesco                         Invesco
                                            Van Kampen     Invesco Van    Van Kampen V.I.    Diversified
                                           V.I. Capital    Kampen V.I.      Growth and      International   Equity Income
                                            Growth Fund   Comstock Fund     Income Fund        Account         Account
                                            (Series II)    (Series II)      (Series II)       (Class 1)       (Class 1)
                                           -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $   (362,315)  $    (801,481)  $    (2,589,351)  $     (28,494)  $    (229,774)

Net realized gains (losses)                   2,280,219      (1,620,186)       (1,298,036)       (254,297)       (173,464)
 Change in net unrealized appreciation
  (depreciation) of investments              (3,708,067)     (8,622,692)      (14,481,332)           (466)      1,355,924
                                           ------------------------------------------------------------------------------
  Increase (decrease) in net assets
   from operations                           (1,790,163)    (11,044,359)      (18,368,719)       (283,257)        952,686
                                           ------------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                 1,700,385      53,855,892        64,873,135               -           8,489
 Cost of units redeemed                      (3,229,710)    (32,928,730)      (53,721,632)       (293,708)     (4,258,717)
 Net transfers                                  445,121      13,298,645         9,510,463          61,818        (435,215)
 Contract maintenance charge                     (5,908)        (62,086)          (91,637)           (354)         (5,024)
                                           ------------------------------------------------------------------------------
  Increase (decrease) in net assets
   from capital transactions                 (1,090,112)     34,163,721        20,570,329        (232,244)     (4,690,467)
                                           ------------------------------------------------------------------------------

Increase (decrease) in net assets            (2,880,275)     23,119,362         2,201,610        (515,501)     (3,737,781)
Net assets at beginning of period            23,718,139     283,683,043       483,038,980       2,504,439      25,843,438
                                           ------------------------------------------------------------------------------
Net assets at end of period                $ 20,837,864   $ 306,802,405   $   485,240,590   $   1,988,938   $  22,105,657
                                           ==============================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                     143,507       5,258,991         6,033,068               -             885
 Units redeemed                                (295,433)     (2,731,463)       (3,980,958)        (45,642)       (433,962)
 Units transferred                               28,484       1,468,602         1,236,731          10,400         (42,868)
                                           ------------------------------------------------------------------------------
Increase (decrease) in units outstanding       (123,442)      3,996,130         3,288,841         (35,242)       (475,945)
Beginning units                               2,194,616      23,853,701        36,084,513         377,301       2,690,027
                                           ------------------------------------------------------------------------------
Ending units                                  2,071,174      27,849,831        39,373,354         342,059       2,214,082
                                           ==============================================================================

      The accompanying notes an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                          Government &                  LargeCap       LargeCap      MidCap
                                          High Quality     Income         Blend        Growth        Blend
                                          Bond Account    Account      Account II      Account       Account
                                           (Class 1)     (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                          ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $  (62,784)  $  (102,948)  $     (43,444)  $  (9,285)  $   (44,052)

 Net realized gains (losses)                   16,557       (53,883)       (182,573)     32,335      (327,949)
 Change in net unrealized appreciation
  (depreciation) of investments               259,877       609,661         205,645     (55,533)      592,014
                                          ----------------------------------------------------------------------
  Increase (decrease) in net assets
 from operations                              213,650       452,830         (20,372)    (32,483)      220,013
                                          ----------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                  17,488       118,877           2,581           -         1,219
 Cost of units redeemed                      (795,769)   (1,898,115)       (832,780)    (90,169)     (702,021)
 Net transfers                                112,192      (653,827)       (143,927)     23,877       328,028
 Contract maintenance charge                   (1,846)       (1,652)           (966)       (388)         (668)
                                          ----------------------------------------------------------------------
  Increase (decrease) in net assets
from capital transactions                    (667,935)   (2,434,717)       (975,092)    (66,680)     (373,442)
                                          ----------------------------------------------------------------------

Increase (decrease) in net assets            (454,285)   (1,981,887)       (995,464)    (99,163)     (153,429)
 Net assets at beginning of period          5,042,990    10,888,418       3,420,439     667,630     3,108,269
                                          ----------------------------------------------------------------------
 Net assets at end of period               $4,588,705   $ 8,906,531   $   2,424,975   $ 568,467   $ 2,954,840
                                          ======================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                     2,124        13,074             379           -           111
 Units redeemed                               (98,126)     (205,401)       (124,672)    (12,406)      (62,726)
 Units transferred                             13,233       (71,401)        (21,982)      3,225        30,826
                                          ----------------------------------------------------------------------
Increase (decrease) in units outstanding      (82,769)     (263,728)       (146,275)     (9,181)      (31,789)
Beginning units                               636,769     1,208,383         522,287      93,051       295,113
                                          ----------------------------------------------------------------------
Ending units                                  554,000       944,655         376,012      83,870       263,324
                                          ======================================================================

                                                                                                              SAM
                                             Money      Principal Capital    Real Estate       SAM        Conservative
                                             Market       Appreciation       Securities      Balanced      Balanced
                                            Account          Account           Account      Portfolio      Portfolio
                                           (Class 1)        (Class 1)         (Class 1)     (Class 1)      (Class 1)
                                          -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)             $   (45,958)  $        (202,950)   $   (12,376)  $    970,136   $    132,832

 Net realized gains (losses)                        -             511,684        (75,536)       660,393        (52,703)
  Change in net unrealized appreciation
  (depreciation) of investments                     -            (448,813)       149,598     (1,918,547)        (8,277)
                                          ----------------------------------------------------------------------------
  Increase (decrease) in net assets
   from operations                            (45,958)           (140,079)        61,686       (288,018)        71,852
                                          ----------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                 276,252               3,304              -        167,712          9,243
 Cost of units redeemed                    (1,939,887)         (2,698,231)       (99,157)   (17,405,191)    (1,268,236)
 Net transfers                                249,483            (484,922)        46,359     (4,212,959)     1,490,149
 Contract maintenance charge                   (1,449)             (3,242)          (186)       (16,870)        (1,464)
                                          ----------------------------------------------------------------------------
  Increase (decrease) in net assets
   from capital transactions               (1,415,601)         (3,183,091)       (52,984)   (21,467,308)       229,692
                                          ----------------------------------------------------------------------------

Increase (decrease) in net assets          (1,461,559)         (3,323,170)         8,702    (21,755,326)       301,544
 Net assets at beginning of period          3,984,221          15,685,617        857,796     82,068,848      8,102,931
                                          ----------------------------------------------------------------------------
 Net assets at end of period              $ 2,522,662   $      12,362,447    $   866,498   $ 60,313,522   $  8,404,475
                                          ============================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                    45,619                 250              -         15,287          1,128
 Units redeemed                              (323,095)           (207,031)        (5,404)    (1,613,516)      (154,981)
 Units transferred                             42,514             (38,348)         2,543       (395,794)       183,428
                                          ----------------------------------------------------------------------------
Increase (decrease) in units outstanding     (234,962)           (245,129)        (2,861)    (1,994,023)        29,575
Beginning units                               658,291           1,217,700         47,843      7,630,083      1,005,078
                                          ----------------------------------------------------------------------------
Ending units                                  423,329             972,571         44,982      5,636,060      1,034,653
                                          ============================================================================

      The accompanying notes an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                               SAM            SAM            SAM
                                           Conservative     Flexible      Strategic     Short-Term     SmallCap
                                              Growth        Income         Growth        Income        Growth
                                            Portfolio      Portfolio      Portfolio      Account      Account II
                                            (Class 1)      (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                           ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $    151,123   $   297,585   $       8,689   $  (40,301)  $  (10,075)

Net realized gains (losses)                     362,856      (382,003)        (13,363)      17,033       28,410
 Change in net unrealized appreciation
  (depreciation) of investments              (1,004,502)      306,956        (313,280)      16,725      (51,200)
                                           --------------------------------------------------------------------
  Increase (decrease) in net assets
 from operations                               (490,523)      222,538        (317,954)      (6,543)     (32,865)
                                           --------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                    91,903        43,805          79,370        4,221          981
 Cost of units redeemed                      (4,897,478)   (2,330,801)     (2,517,986)    (365,485)     (82,832)
 Net transfers                               (1,118,748)     (188,564)       (170,203)     149,559       17,193
 Contract maintenance charge                     (8,266)       (3,273)         (3,780)        (524)        (143)
                                           --------------------------------------------------------------------
  Increase (decrease) in net assets
from capital transactions                    (5,932,589)   (2,478,833)     (2,612,599)    (212,229)     (64,801)
                                           --------------------------------------------------------------------

Increase (decrease) in net assets            (6,423,112)   (2,256,295)     (2,930,553)    (218,772)     (97,666)
Net assets at beginning of period            30,342,312    13,335,320      11,620,735    2,966,046      684,577
                                           --------------------------------------------------------------------
Net assets at end of period                $ 23,919,200   $11,079,025   $   8,690,182   $2,747,274   $  586,911
                                           ====================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                       8,182         4,552           6,621          561          143
 Units redeemed                                (453,341)     (243,757)       (218,103)     (48,500)     (11,589)
 Units transferred                             (107,627)      (18,865)        (18,435)      19,708        2,325
                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding       (552,786)     (258,070)       (229,917)     (28,231)      (9,121)
Beginning units                               2,827,562     1,411,163       1,020,734      399,144      102,863
                                           --------------------------------------------------------------------
Ending units                                  2,274,776     1,153,093         790,817      370,913       93,742
                                           ====================================================================
                                           --------------
                                             SmallCap      Diversified     Equity     Government & High
                                              Value       International    Income          Quality         Income
                                             Account I        Account      Account       Bond Account      Account
                                             (Class 1)       (Class 2)    (Class 2)       (Class 2)       (Class 2)
                                           --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $    (2,883)  $   (15,192)    $  (154,753)  $        (18,990)  $  (50,351)

Net realized gains (losses)                     (2,486)      (84,904)     (1,075,846)            17,305       31,345
 Change in net unrealized appreciation
  (depreciation) of investments                 (5,949)      (31,283)      1,728,308             53,314      203,198
                                           -------------------------------------------------------------------------
  Increase (decrease) in net assets
 from operations                               (11,318)     (131,379)        497,709             51,629      184,192
                                           -------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                        -           490           1,273                  -            -
 Cost of units redeemed                        (37,253)     (207,173)     (2,897,512)          (241,599)    (648,362)
 Net transfers                                  33,357        61,583        (842,069)           (49,640)    (283,788)
 Contract maintenance charge                       (60)         (148)         (3,950)              (742)      (1,292)
                                           -------------------------------------------------------------------------
  Increase (decrease) in net assets
from capital transactions                       (3,956)     (145,248)     (3,742,258)          (291,981)    (933,442)
                                           -------------------------------------------------------------------------

Increase (decrease) in net assets              (15,274)     (276,627)     (3,244,549)          (240,352)    (749,250)
Net assets at beginning of period              200,565     1,222,479      15,738,890          1,437,348    4,663,359
                                           -------------------------------------------------------------------------
Net assets at end of period                $   185,291   $   945,852     $12,494,341   $      1,196,996   $3,914,109
                                           =========================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                          -            92             147                  -            -
 Units redeemed                                 (3,931)      (32,381)       (307,958)           (31,143)     (72,760)
 Units transferred                               3,361        10,544         (91,661)            (6,682)     (32,100)
                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding          (570)      (21,745)       (399,472)           (37,825)    (104,860)
Beginning units                                 21,247       190,975       1,715,096            188,607      533,544
                                           -------------------------------------------------------------------------
Ending units                                    20,677       169,230       1,315,624            150,782      428,684
                                           =========================================================================

      The accompanying notes an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                                                              Principal
                                            LargeCap    LargeCap     MidCap       Money        Capital
                                             Blend       Growth      Blend        Market     Appreciation
                                           Account II   Account     Account      Account       Account
                                           (Class 2)   (Class 2)   (Class 2)    (Class 2)     (Class 2)
                                           -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $ (8,703)   $ (6,546)  $  (12,328)  $   (29,211)  $    (46,132)

Net realized gains (losses)                  (7,042)      4,838      (22,605)            -         77,078
 Change in net unrealized appreciation
  (depreciation) of investments               3,981     (24,766)      84,668             -        (98,882)
                                           -----------------------------------------------------------------
  Increase (decrease) in net assets
from operations                             (11,764)    (26,474)      49,735       (29,211)       (67,936)
                                           -----------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                     -           -            -       207,189          2,519
 Cost of units redeemed                     (74,523)    (43,259)    (128,400)   (1,308,543)    (1,076,089)
 Net transfers                                2,111       7,881      (26,550)      496,707       (133,847)
 Contract maintenance charge                   (216)        (87)        (294)       (1,297)        (1,044)
                                           -----------------------------------------------------------------
  Increase (decrease) in net assets
from capital transactions                   (72,628)    (35,465)    (155,244)     (605,944)    (1,208,461)
                                           -----------------------------------------------------------------

Increase (decrease) in net assets           (84,392)    (61,939)    (105,509)     (635,155)    (1,276,397)
Net assets at beginning of period           582,511     422,658      817,910     2,251,961      3,548,871
                                           -----------------------------------------------------------------
Net assets at end of period                $498,119    $360,719   $  712,401   $ 1,616,806   $  2,272,474
                                           =================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                       -           -            -        35,533            213
 Units redeemed                             (12,105)     (6,853)     (12,159)     (224,494)       (88,542)
 Units transferred                              319       1,216       (2,402)       85,405        (11,519)
                                           -----------------------------------------------------------------
Increase (decrease) in units outstanding    (11,786)     (5,637)     (14,561)     (103,556)       (99,848)
Beginning units                              92,182      60,886       80,624       384,351        287,058
                                           -----------------------------------------------------------------
Ending units                                 80,396      55,249       66,063       280,795        187,210
                                           =================================================================
                                                                              SAM                             SAM
                                           Real Estate       SAM        Conservative        SAM             Flexible
                                           Securities      Balanced       Balanced      Conservative         Income
                                             Account      Portfolio       Portfolio    Growth Portfolio     Portfolio
                                            (Class 2)     (Class 2)        (Class 2)     (Class 2)          (Class 2)
                                           ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $    (5,069)  $    460,526   $     89,631   $         68,825   $    212,346

Net realized gains (losses)                      1,710     (1,805,321)       111,655         (1,123,384)       (69,880)
 Change in net unrealized appreciation
  (depreciation) of investments                 29,640      1,084,039       (169,647)           582,999         13,394
                                           ---------------------------------------------------------------------------
  Increase (decrease) in net assets
from operations                                 26,281       (260,756)        31,639           (471,560)       155,860
                                           ---------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                        -         78,920         87,610            108,856          6,713
 Cost of units redeemed                       (146,187)   (10,353,141)    (1,089,331)        (6,129,342)    (1,563,708)
 Net transfers                                 (48,396)      (998,253)       322,383            950,067        392,340
 Contract maintenance charge                      (219)       (11,956)        (1,497)            (7,338)        (3,557)
                                           ---------------------------------------------------------------------------
  Increase (decrease) in net assets
from capital transactions                     (194,802)   (11,284,430)      (680,835)        (5,077,757)    (1,168,212)
                                           ---------------------------------------------------------------------------

Increase (decrease) in net assets             (168,521)   (11,545,186)      (649,196)        (5,549,317)    (1,012,352)
Net assets at beginning of period              430,757     55,154,015      7,155,837         29,480,485     10,602,634
                                           ---------------------------------------------------------------------------
Net assets at end of period                $   262,236   $ 43,608,829   $  6,506,641   $     23,931,168   $  9,590,282
                                           ===========================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                          -          7,482         10,930              9,862            592
 Units redeemed                                 (8,024)      (981,469)      (131,944)          (585,363)      (170,602)
 Units transferred                              (2,602)       (95,363)        40,597             92,567         43,377
                                           ---------------------------------------------------------------------------
Increase (decrease) in units outstanding       (10,626)    (1,069,350)       (80,417)          (482,934)      (126,633)
Beginning units                                 24,526      5,280,382        890,115          2,838,301      1,156,232
                                           ---------------------------------------------------------------------------
Ending units                                    13,900      4,211,032        809,698          2,355,367      1,029,599
                                           ===========================================================================

      The accompanying notes an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                               SAM                                                    Columbia
                                            Strategic     Short-Term     SmallCap     SmallCap        Variable
                                             Growth         Income        Growth        Value     Portfolio - Asset
                                            Portfolio      Account      Account II    Account I    Allocation Fund
                                            (Class 2)     (Class 2)     (Class 2)     (Class 2)       (Class 1)
                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $   (32,585)  $   (24,712)  $   (4,385)  $    (2,235)  $           7,388

Net realized gains (losses)                   (869,506)       23,878       18,602         2,321             (26,293)
 Change in net unrealized appreciation
  (depreciation) of investments                371,168        (7,941)     (26,548)       (2,597)              3,752
                                           ------------------------------------------------------------------------
  Increase (decrease) in net assets
from operations                               (530,923)       (8,775)     (12,331)       (2,511)            (15,153)
                                           ------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                   12,860             -            -             -                   -
 Cost of units redeemed                     (2,662,221)   (1,444,525)     (53,845)      (40,789)           (128,225)
 Net transfers                              (1,052,400)    1,070,428      (40,986)      (34,702)            408,203
 Contract maintenance charge                    (3,498)         (442)         (75)          (63)               (252)
                                           ------------------------------------------------------------------------
  Increase (decrease) in net assets
from capital transactions                   (3,705,259)     (374,539)     (94,906)      (75,554)            279,726
                                           ------------------------------------------------------------------------


Increase (decrease) in net assets           (4,236,182)     (383,314)    (107,237)      (78,065)            264,573
Net assets at beginning of period           15,343,930     1,851,701      335,263       168,872             717,063
                                           ------------------------------------------------------------------------
Net assets at end of period                $11,107,748   $ 1,468,387   $  228,026   $    90,807   $         981,636
                                           ========================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                      1,385             -            -             -                   -
 Units redeemed                               (243,682)     (199,249)      (8,638)       (4,409)            (11,305)
 Units transferred                            (105,483)      147,785       (5,714)       (3,492)             35,727
                                           ------------------------------------------------------------------------
Increase (decrease) in units outstanding      (347,780)      (51,464)     (14,352)       (7,901)             24,422
Beginning units                              1,397,038       254,355       52,037        18,235              61,271
                                           ------------------------------------------------------------------------
Ending units                                 1,049,258       202,891       37,685        10,334              85,693
                                           ========================================================================

                                               Columbia                       Columbia
                                               Variable        Columbia       Variable        Columbia        Columbia
                                              Portfolio -      Variable      Portfolio -      Variable        Variable
                                                 Small         Portfolio       Marsico       Portfolio -      Portfolio -
                                                Company         - High         Focused         Marsico          Marsico
                                              Growth Fund     Income Fund   Equities Fund    Growth Fund   21st Century Fund
                                               (Class 1)       (Class 1)      (Class 1)       (Class 1)       (Class 1)
                                           ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $      (26,618)  $   1,464,790   $    (447,446)  $    (40,307)  $         (23,364)

Net realized gains (losses)                        58,837         140,089         328,938        273,617              42,780
 Change in net unrealized appreciation
  (depreciation) of investments                  (123,526)       (536,137)     (1,295,596)      (357,083)           (222,902)
                                           ---------------------------------------------------------------------------------
  Increase (decrease) in net assets
from operations                                   (91,307)      1,068,742      (1,414,104)      (123,773)           (203,486)
                                           ---------------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                         995       1,223,530         605,993          1,336                 727
 Cost of units redeemed                          (402,821)     (4,495,695)     (6,482,925)      (673,432)           (156,399)
 Net transfers                                   (113,415)     (1,642,438)     (2,697,129)      (133,234)              8,526
 Contract maintenance charge                         (223)         (3,551)         (5,743)          (536)               (107)
                                           ---------------------------------------------------------------------------------
  Increase (decrease) in net assets
from capital transactions                        (515,464)     (4,918,154)     (8,579,804)      (805,866)           (147,253)
                                           ---------------------------------------------------------------------------------


Increase (decrease) in net assets                (606,771)     (3,849,412)     (9,993,908)      (929,639)           (350,739)
Net assets at beginning of period               1,951,181      25,984,432      41,882,170      3,520,564           1,631,456
                                           ---------------------------------------------------------------------------------
Net assets at end of period                $    1,344,410   $  22,135,020   $  31,888,262   $  2,590,925   $       1,280,717
                                           =================================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                            85          64,540          51,673            124                  47
 Units redeemed                                   (32,750)       (238,092)       (572,845)       (62,360)            (10,976)
 Units transferred                                 (8,734)        (91,845)       (233,520)       (12,805)                841
                                           ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding          (41,399)       (265,397)       (754,692)       (75,041)            (10,088)
Beginning units                                   159,274       1,415,148       3,687,487        323,404             107,059
                                           ---------------------------------------------------------------------------------
Ending units                                      117,875       1,149,751       2,932,795        248,363              96,971
                                           =================================================================================

      The accompanying notes an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                          OF
                    SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                                              Columbia      Columbia
                                                                Columbia      Variable      Variable
                                                                Variable     Portfolio -   Portfolio -
                                                               Portfolio -     Marsico     Diversified
                                                                 Mid Cap    International    Equity        Asset         Global
                                                                 Growth     Opportunities    Income     Allocation       Growth
                                                                  Fund          Fund          Fund         Fund           Fund
                                                                (Class 1)     (Class 2)     (Class 1)    (Class 2)      (Class 2)
                                                              -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                  $  (17,753)  $   (27,736)  $    18,204  $    203,794   $ (1,041,396)

Net realized gains (losses)                                       27,582      (119,798)     (414,632)    1,591,437     11,431,651
Change in net unrealized appreciation
(depreciation) of investments                                    (64,514)     (506,772)       76,775    (1,840,709)   (39,698,006)
                                                              -------------------------------------------------------------------
Increase (decrease) in net assets from operations                (54,685)     (654,306)     (319,653)      (45,478)   (29,307,751)
                                                              -------------------------------------------------------------------
From capital transactions:
Net proceeds from units sold                                       1,639         2,493            13       459,556      1,196,875
Cost of units redeemed                                          (504,596)     (643,641)     (729,550)  (12,837,969)   (49,477,650)
Net transfers                                                    (89,475)     (199,573)     (261,194)     (622,686)   (15,624,018)
Contract maintenance charge                                         (152)         (480)         (489)      (41,713)       (80,014)
                                                              -------------------------------------------------------------------
Increase (decrease) in net assets from capital transactions     (592,584)     (841,201)     (991,220)  (13,042,812)   (63,984,807)
                                                              -------------------------------------------------------------------
Increase (decrease) in net assets                               (647,269)   (1,495,507)   (1,310,873)  (13,088,290)   (93,292,558)
Net assets at beginning of period                              1,383,881     4,403,401     4,153,700    85,697,533    342,056,864
                                                              -------------------------------------------------------------------
Net assets at end of period                                   $  736,612   $ 2,907,894   $ 2,842,827  $ 72,609,243   $248,764,306
                                                              ===================================================================
ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                                           135           145             1        30,983         51,403
Units redeemed                                                   (44,555)      (38,800)      (67,167)     (802,144)    (2,183,720)
Units transferred                                                 (8,303)      (11,139)      (24,772)      (43,110)      (690,897)
                                                              -------------------------------------------------------------------
Increase (decrease) in units outstanding                         (52,723)      (49,794)      (91,938)     (814,271)    (2,823,214)
Beginning units                                                  121,959       248,600       364,851     5,407,120     14,920,017
                                                              -------------------------------------------------------------------
Ending units                                                      69,236       198,806       272,913     4,592,849     12,096,803
                                                              ===================================================================
                                                                               Growth       Asset          Cash
                                                                  Growth       -Income    Allocation    Management      Growth
                                                                   Fund         Fund         Fund          Fund          Fund
                                                                (Class 2)     (Class 2)   (Class 3)     (Class 3)      (Class 3)
                                                              ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                  $ (4,034,401) $   (433,877) $   212,307    $ (165,295)  $(1,428,542)

Net realized gains (losses)                                      7,118,037    (1,350,253)    (225,064)      (55,051)   (3,808,841)
Change in net unrealized appreciation
(depreciation) of investments                                  (23,457,666)  (10,395,127)      30,315         9,667    (6,089,703)
                                                              --------------------------------------------------------------------
Increase (decrease) in net assets from operations              (20,374,030)  (12,179,257)      17,558      (210,679)  (11,327,086)
                                                              --------------------------------------------------------------------

From capital transactions:
Net proceeds from units sold                                     1,354,743     1,782,340       72,039        11,781       430,528
Cost of units redeemed                                         (66,102,932)  (64,513,546)  (6,693,238)   (5,122,465)  (23,732,387)
Net transfers                                                  (26,159,015)  (16,874,242)     142,266     3,795,972    (8,119,249)
Contract maintenance charge                                       (109,666)     (117,408)     (16,663)       (7,894)      (84,514)
                                                              --------------------------------------------------------------------
Increase (decrease) in net assets from capital transactions    (91,016,870)  (79,722,856)  (6,495,596)   (1,322,606)  (31,505,622)
                                                              --------------------------------------------------------------------

Increase (decrease) in net assets                             (111,390,900)  (91,902,113)  (6,478,038)   (1,533,285)   (42,832,708)
Net assets at beginning of period                              456,326,337   436,801,880   43,700,036    13,423,722    231,541,625
                                                              --------------------------------------------------------------------
Net assets at end of period                                   $344,935,437 $ 344,899,767  $37,221,998   $11,890,437   $188,708,917
                                                              ====================================================================
ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                                          65,167       104,409        1,456           548          2,329
Units redeemed                                                  (3,327,507)   (3,957,508)    (140,738)     (235,813)      (132,572)
Units transferred                                               (1,321,357)   (1,042,953)       2,102       174,331        (46,723)
                                                              --------------------------------------------------------------------
Increase (decrease) in units outstanding                        (4,583,697)   (4,896,052)    (137,180)      (60,934)      (176,966)
Beginning units                                                 23,161,429    26,741,866      922,960       612,158      1,282,399
                                                              --------------------------------------------------------------------
Ending units                                                    18,577,732    21,845,814      785,780       551,224      1,105,433
                                                              ====================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                          OF
                    SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                                              High-                   U.S. Government    Growth
                                                                 Growth-      Income                    /AAA-Rated         and
                                                                 Income        Bond    International    Securities       Income
                                                                  Fund         Fund        Fund            Fund         Portfolio
                                                                (Class 3)   (Class 3)    (Class 3)       (Class 3)     (Class VC)
                                                              ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                   $   417,645  $ 1,308,239   $   201,391     $  116,965  $ (2,049,237)

Net realized gains (losses)                                     (6,366,125)     989,347      (571,446)     1,135,154    (5,348,487)
Change in net unrealized appreciation
(depreciation) of investments                                      195,973   (2,063,347)   (7,868,678)       136,658   (11,762,626)
                                                              ---------------------------------------------------------------------
Increase (decrease) in net assets from operations               (5,752,507)     234,239    (8,238,733)     1,388,777   (19,160,350)
                                                              ---------------------------------------------------------------------

From capital transactions:
Net proceeds from units sold                                       248,423       36,863       110,997         34,222    28,385,194
Cost of units redeemed                                         (26,598,048)  (2,663,453)   (6,805,343)    (3,849,649)  (27,015,264)
Net transfers                                                   (4,192,218)    (228,725)   (2,278,385)       178,669     8,431,977
Contract maintenance charge                                        (87,684)      (9,134)      (20,119)        (9,764)      (48,577)
                                                              ---------------------------------------------------------------------
Increase (decrease) in net assets from capital transactions    (30,629,527)  (2,864,449)   (8,992,850)    (3,646,522)    9,753,330
                                                              ---------------------------------------------------------------------

Increase (decrease) in net assets                              (36,382,034)  (2,630,210)  (17,231,583)    (2,257,745)   (9,407,020)
Net assets at beginning of period                              208,592,720   23,121,444    60,705,085     26,067,499   249,602,582
                                                              ---------------------------------------------------------------------
Net assets at end of period                                   $172,210,686  $20,491,234  $ 43,473,502    $23,809,754  $240,195,562
                                                              =====================================================================

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                                           2,094          452         2,163            900     2,976,269
Units redeemed                                                    (223,186)     (32,854)     (141,328)       (99,108)   (2,385,142)
Units transferred                                                  (35,291)      (2,005)      (49,434)         2,268       978,043
                                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding                          (256,383)     (34,407)     (188,599)       (95,940)    1,569,170
Beginning units                                                  1,727,264      287,610     1,195,394        687,580    21,726,327
                                                              ---------------------------------------------------------------------
Ending units                                                     1,470,881      253,203     1,006,795        591,640    23,295,497
                                                              =====================================================================

                                                                                                          Sterling      Sterling
                                                                           Sterling       Sterling        Capital       Capital
                                                              Mid Cap       Capital        Capital       Strategic       Total
                                                               Value        Select         Special       Allocation      Return
                                                             Portfolio      Equity      Opportunities      Equity         Bond
                                                             (Class VC)       VIF            VIF            VIF           VIF
                                                            ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                $  (415,115)  $   (7,821)    $  (246,805)    $  (13,705)  $   164,143

Net realized gains (losses)                                    (727,009)    (285,114)        869,147       (163,316)      530,195
Change in net unrealized appreciation
(depreciation) of investments                                  (389,217)     221,139      (1,392,524)        34,397      (345,747)
                                                            ----------------------------------------------------------------------
Increase (decrease) in net assets from operations            (1,531,341)     (71,796)       (770,182)      (142,624)      348,591
                                                            ----------------------------------------------------------------------

From capital transactions:
Net proceeds from units sold                                     59,205          490          32,069              -        41,457
Cost of units redeemed                                       (5,996,210)    (224,290)     (1,742,656)      (330,655)   (1,613,136)
Net transfers                                                  (480,133)     (57,469)         11,957         15,002      (287,332)
Contract maintenance charge                                     (17,858)        (195)         (1,291)          (345)         (908)
                                                            ----------------------------------------------------------------------
Increase (decrease) in net assets from capital transactions  (6,434,996)    (281,464)     (1,699,921)      (315,998)   (1,859,919)
                                                            ----------------------------------------------------------------------

Increase (decrease) in net assets                            (7,966,337)    (353,260)     (2,470,103)      (458,622)   (1,511,328)
Net assets at beginning of period                            34,280,758    1,745,230      15,483,642      2,012,635     9,243,994
                                                            ----------------------------------------------------------------------
Net assets at end of period                                 $26,314,421   $1,391,970     $13,013,539     $1,554,013   $ 7,732,666
                                                            ----------------------------------------------------------------------

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                                        5,001           54           2,094              -         3,296
Units redeemed                                                 (435,631)     (25,095)       (116,666)       (32,449)     (128,139)
Units transferred                                               (38,780)      (4,753)         (4,437)         2,052       (24,290)
                                                            ----------------------------------------------------------------------
Increase (decrease) in units outstanding                       (469,410)     (29,794)       (119,009)       (30,397)     (149,133)
Beginning units                                               2,497,517      190,884       1,035,403        198,013       750,050
                                                            ----------------------------------------------------------------------
Ending units                                                  2,028,107      161,090         916,394        167,616       600,917
                                                            ======================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                          OF
                    SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                                                Franklin
                                                                                Templeton
                                                         MTB                       VIP
                                                       Managed     Franklin     Founding
                                                     Allocation     Income        Funds      Allocation     Allocation
                                                       Fund -     Securities    Allocation    Balanced        Growth
                                                      Moderate       Fund         Fund        Portfolio      Portfolio
                                                      Growth II   (Class 2)     (Class 2)     (Class 3)      (Class 3)
                                                     ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                         $      -    $ 2,910,999   $  (617,659)  $    72,881   $   (43,532)

Net realized gains (losses)                                 6      2,199,252      (160,327)      444,599       (10,872)
Change in net unrealized appreciation
(depreciation) of investments                             (27)    (4,908,040)     (544,132)   (1,427,625)     (836,382)
                                                     ------------------------------------------------------------------
Increase (decrease) in net assets from operations         (21)       202,211    (1,322,118)     (910,145)     (890,786)
                                                     ------------------------------------------------------------------
From capital transactions:
Net proceeds from units sold                                -     31,984,912     8,065,705    40,643,163     6,577,207
Cost of units redeemed                                      -     (5,687,053)   (3,063,103)   (2,911,980)     (907,517)
Net transfers                                               -     21,856,920     1,038,111    16,825,969     3,084,916
Contract maintenance charge                               (49)        (4,982)       (4,188)       (3,266)         (845)
                                                     ------------------------------------------------------------------
Increase (decrease) in net assets from
capital transactions                                      (49)    48,149,797     6,036,525    54,553,886     8,753,761
                                                     ------------------------------------------------------------------
Increase (decrease) in net assets                         (70)    48,352,008     4,714,407    53,643,741     7,862,975
Net assets at beginning of period                         375     47,357,563    36,380,043    32,841,923     4,539,712
                                                     ------------------------------------------------------------------
Net assets at end of period                          $    305    $95,709,571   $41,094,450   $86,485,664   $12,402,687
                                                     ==================================================================

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                                 -       3,013,542       871,035     3,548,980       600,954
Units redeemed                                            (5)      (538,098)      (332,332)     (254,183)      (82,844)
Units transferred                                          -       2,083,156       112,206     1,471,304       290,691
                                                     ------------------------------------------------------------------
Increase (decrease) in units outstanding                  (5)      4,558,600       650,909     4,766,101       808,801
Beginning units                                           39       4,540,183     3,952,710     2,867,378       411,426
                                                     ------------------------------------------------------------------
Ending units                                               34      9,098,783     4,603,619     7,633,479     1,220,227
                                                     ==================================================================

                                                    Allocation
                                                     Moderate      Allocation        Real
                                                      Growth        Moderate        Return
                                                     Portfolio      Portfolio      Portfolio
                                                     (Class 3)      (Class 3)      (Class 3)
                                                   -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                       $    (86,829) $    (32,484)  $  (2,263,437)

Net realized gains (losses)                             571,837       485,492       1,580,194
Change in net unrealized appreciation
(depreciation) of investments                        (7,203,258)   (4,265,563)      6,556,702
Increase (decrease) in net assets from operations    (6,718,250)   (3,812,555)      5,873,459

From capital transactions:
Net proceeds from units sold                         71,903,249    63,828,133      79,967,296
Cost of units redeemed                               (4,220,392)   (3,695,108)     (6,884,177)
Net transfers                                        20,533,559    19,500,398      34,233,215
Contract maintenance charge                              (6,888)       (4,912)         (7,664)
                                                   -------------------------------------------
Increase (decrease) in net assets from
capital transactions                                 88,209,528    79,628,511     107,308,670
                                                   -------------------------------------------

Increase (decrease) in net assets                    81,491,278    75,815,956     113,182,129
Net assets at beginning of period                    55,508,068    44,214,654      84,421,305
                                                   -------------------------------------------
Net assets at end of period                        $136,999,346  $120,030,610   $ 197,603,434
                                                   ===========================================

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                            6,497,369     5,616,969       6,852,684
Units redeemed                                        (385,568)     (328,013)        (587,371)
Units transferred                                     1,865,672     1,737,567       2,935,225
                                                   -------------------------------------------
Increase (decrease) in units outstanding              7,977,473     7,026,523       9,200,538
Beginning units                                       4,992,596     3,880,104       7,405,888
                                                   -------------------------------------------
Ending units                                         12,970,069    10,906,627      16,606,426
                                                   ===========================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                          OF
                    SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010

                                                                                             Government
                                                                 Asset         Capital      and Quality                   Natural
                                                              Allocation     Appreciation      Bond          Growth      Resources
                                                               Portfolio      Portfolio      Portfolio      Portfolio    Portfolio
                                                               (Class 1)      (Class 1)      (Class 1)      (Class 1)    (Class 1)
                                                              ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                  $  1,658,860  $  (4,426,894) $  4,106,337   $   (931,286) $  (577,865)

Net realized gains (losses)                                     (2,734,561)   (12,119,178)    1,289,501    (13,504,121)  11,392,328
Change in net unrealized appreciation
(depreciation) of investments                                   17,602,969     76,826,729       568,274     27,016,468      (76,798)
                                                              ----------------------------------------------------------------------
Increase (decrease) in net assets from operations               16,527,268     60,280,657     5,964,112     12,581,061   10,737,665
                                                              ----------------------------------------------------------------------
From capital transactions:
Net proceeds from units sold                                       689,074      1,070,095     1,132,966        400,331      127,071
Cost of units redeemed                                         (18,521,867)   (42,705,169)  (30,127,782)   (14,485,754) (11,804,533)
Net transfers                                                     (233,388)    (7,577,441)   (3,228,181)    (6,641,256)  (6,284,245)
Contract maintenance charge                                        (68,249)      (180,510)      (74,447)       (60,397)     (36,227)
                                                              ----------------------------------------------------------------------
Increase (decrease) in net assets from capital transactions    (18,134,430)   (49,393,025)  (32,297,444)   (20,787,076) (17,997,934)
                                                              ----------------------------------------------------------------------

Increase (decrease) in net assets                               (1,607,162)    10,887,632   (26,333,332)    (8,206,015)  (7,260,269)
Net assets at beginning of period                              149,654,165    328,926,042   179,811,641    119,178,758   99,135,192
                                                              ----------------------------------------------------------------------
Net assets at end of period                                   $148,047,003  $ 339,813,674  $153,478,309   $110,972,743  $91,874,923
                                                              ======================================================================
ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                                          27,699         25,364        57,531         13,579        2,533
Units redeemed                                                    (730,086)      (975,479)   (1,530,540)      (479,545)    (236,175)
Units transferred                                                  (12,104)      (188,914)     (173,185)      (221,601)    (132,026)
                                                              ----------------------------------------------------------------------
Increase (decrease) in units outstanding                          (714,491)    (1,139,029)   (1,646,194)      (687,567)    (365,668)
                                                              ----------------------------------------------------------------------
Beginning units                                                  6,064,925      7,736,493     9,397,555      4,003,562    1,922,741
Ending units                                                     5,350,434      6,597,464     7,751,361      3,315,995    1,557,073
                                                              ======================================================================

                                                                                           Government
                                                                Asset         Capital      and Quality                  Natural
                                                             Allocation     Appreciation      Bond        Growth       Resources
                                                              Portfolio      Portfolio      Portfolio    Portfolio     Portfolio
                                                              (Class 2)      (Class 2)      (Class 2)    (Class 2)     (Class 2)
                                                             ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                 $   110,374    $  (991,082) $  1,702,903   $  (340,302)  $  (166,563)

Net realized gains (losses)                                     (421,586)     1,403,909       214,400    (2,081,066)   (1,314,870)
Change in net unrealized appreciation
(depreciation) of investments                                  1,601,103     11,628,559       719,525     6,370,597     3,937,365
                                                             ---------------------------------------------------------------------
Increase (decrease) in net assets from operations              1,289,891     12,041,386     2,636,828     3,949,229     2,455,932
                                                             ---------------------------------------------------------------------

From capital transactions:
Net proceeds from units sold                                       5,143        303,579       439,365       252,136        99,465
Cost of units redeemed                                        (2,238,193)   (10,501,099)  (15,358,582)   (4,852,296)   (3,055,084)
Net transfers                                                     61,442     (3,296,099)   (1,624,916)   (1,112,477)   (1,249,565)
Contract maintenance charge                                       (2,099)       (14,779)      (15,151)       (7,780)       (4,532)
                                                             ---------------------------------------------------------------------
Increase (decrease) in net assets from capital transactions   (2,173,707)   (13,508,398)  (16,559,284)   (5,720,417)   (4,209,716)
                                                             ---------------------------------------------------------------------

Increase (decrease) in net assets                               (883,816)    (1,467,012)  (13,922,456)   (1,771,188)   (1,753,784)
Net assets at beginning of period                             12,952,662     68,526,327    84,762,472    36,875,488    22,331,708
                                                             ---------------------------------------------------------------------
Net assets at end of period                                  $12,068,846    $67,059,315  $ 70,840,016   $35,104,300   $20,577,924
                                                             =====================================================================

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                                           200          6,932        22,185         8,403         1,994
Units redeemed                                                   (92,000)      (234,552)     (786,578)     (162,307)      (61,772)
Units transferred                                                  2,720        (74,252)      (85,090)      (36,061)      (25,278)
                                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding                         (89,080)      (301,872)     (849,483)     (189,965)      (85,056)
Beginning units                                                  534,495      1,599,362     4,464,526     1,255,422       440,030
                                                             ---------------------------------------------------------------------
Ending units                                                     445,415      1,297,490     3,615,043     1,065,457       354,974
                                                             =====================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)



                                                                         Government
                                              Asset        Capital       and Quality                    Natural
                                           Allocation    Appreciation       Bond          Growth       Resources
                                            Portfolio     Portfolio       Portfolio      Portfolio     Portfolio
                                            (Class 3)     (Class 3)       (Class 3)      (Class 3)     (Class 3)
                                           ------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
   Net investment income (loss)            $   205,413   $  (5,731,864)  $ 12,560,003   $ (1,498,676)  $ (1,321,485)

   Net realized gains (losses)              (1,576,437)     (4,607,558)     2,834,154    (10,826,603)    (7,428,339)
   Change in net unrealized appreciation
      (depreciation) of investments          4,120,223      80,720,896      2,580,843     28,052,491     27,890,605
                                           ------------------------------------------------------------------------
      Increase (decrease) in net
        assets from operations               2,749,199      70,381,474     17,975,000     15,727,212     19,140,781
                                           ------------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold              2,378,405      27,397,519     40,050,283      2,551,244      6,319,158
   Cost of units redeemed                   (3,297,352)    (39,368,925)   (79,777,748)   (16,584,957)   (15,895,133)
   Net transfers                             1,400,926     (13,485,184)    38,262,749     (6,177,683)    (2,943,442)
   Contract maintenance charge                  (4,500)        (69,527)       (97,670)       (32,222)       (27,947)
                                           ------------------------------------------------------------------------
      Increase (decrease) in net assets
        from capital transactions              477,479     (25,526,117)    (1,562,386)   (20,243,618)   (12,547,364)
                                           ------------------------------------------------------------------------

Increase (decrease) in net assets            3,226,678      44,855,357     16,412,614     (4,516,406)     6,593,417
Net assets at beginning of period           22,884,366     354,705,982    598,222,501    143,954,599    150,922,682
                                           ------------------------------------------------------------------------
Net assets at end of period                $26,111,044   $ 399,561,339   $614,635,115   $139,438,193   $157,516,099
                                           ========================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  178,795       1,442,574      2,746,529        144,372        376,749
   Units redeemed                             (132,976)       (931,330)    (4,184,086)      (572,685)      (343,408)
   Units transferred                            71,892          44,111      2,393,217       (198,195)        13,857
                                           ------------------------------------------------------------------------
Increase (decrease) in units outstanding       117,711         555,355        955,660       (626,508)        47,198
Beginning units                                971,609       8,852,152     32,768,598      5,241,332      3,269,902
                                           ------------------------------------------------------------------------
Ending units                                 1,089,320       9,407,507     33,724,258      4,614,824      3,317,100
                                           ========================================================================

                                                                                        Blue
                                           Aggressive      Alliance                     Chip          Capital
                                             Growth         Growth      Balanced       Growth         Growth
                                            Portfolio      Portfolio    Portfolio     Portfolio      Portfolio
                                            (Class 1)      (Class 1)    (Class 1)     (Class 1)      (Class 1)
                                           --------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
   Net investment income (loss)            $  (455,943)  $ (1,359,043)  $   204,529   $  (110,128)  $  (110,288)

   Net realized gains (losses)              (2,414,734)    (9,684,755)   (2,030,008)      160,174       108,190
   Change in net unrealized appreciation
      (depreciation) of investments          8,136,642     25,794,567     6,853,672       875,308       417,635
                                           --------------------------------------------------------------------
      Increase (decrease) in net
       assets from operations                5,265,965     14,750,769     5,028,193       925,354       415,537
                                           --------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold                123,233        780,679       421,671        11,652        18,301
   Cost of units redeemed                   (3,855,761)   (26,623,729)   (7,095,158)   (1,337,537)     (885,624)
   Net transfers                              (924,931)    (6,944,735)      312,740    (1,138,183)     (778,849)
   Contract maintenance charge                 (26,754)      (162,105)      (41,707)       (4,275)       (4,201)
                                           --------------------------------------------------------------------
      Increase (decrease) in net assets
       from capital transactions            (4,684,213)   (32,949,890)   (6,402,454)   (2,468,343)   (1,650,373)
                                           --------------------------------------------------------------------

Increase (decrease) in net assets              581,752    (18,199,121)   (1,374,261)   (1,542,989)   (1,234,836)
Net assets at beginning of period           30,938,865    212,426,679    54,170,244     8,996,959     8,146,440
                                           --------------------------------------------------------------------
Net assets at end of period                $31,520,617   $194,227,558   $52,795,983   $ 7,453,970   $ 6,911,604
                                           ====================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   10,561         26,721        27,465         1,646         2,638
   Units redeemed                             (334,855)      (904,048)     (463,386)     (229,207)     (130,714)
   Units transferred                           (83,304)      (233,366)       20,171      (163,775)     (118,843)
                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding      (407,598)    (1,110,693)     (415,750)     (391,336)     (246,919)
Beginning units                              2,788,887      7,055,815     3,636,635     1,542,759     1,168,646
                                           --------------------------------------------------------------------
Ending units                                 2,381,289      5,945,122     3,220,885     1,151,423       921,727
                                           ====================================================================

     The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)


                                                                          Davis
                                               Cash        Corporate      Venture       "Dogs" of Wall       Emerging
                                            Management       Bond         Value            Street            Markets
                                            Portfolio      Portfolio     Portfolio        Portfolio         Portfolio
                                             (Class 1)     (Class 1)     (Class 1)        (Class 1)         (Class 1)
                                           ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $ (1,437,588)  $  5,888,575   $ (4,097,983)  $       252,787   $    (81,684)

   Net realized gains (losses)               (2,961,591)     4,480,043     (5,447,075)       (1,317,599)   (15,404,398)
   Change in net unrealized appreciation
      (depreciation) of investments           2,743,696        815,386     59,054,407         3,754,632     25,102,470
                                           ----------------------------------------------------------------------------
      Increase (decrease) in net
        assets from operations               (1,655,483)    11,184,004     49,509,349         2,689,820      9,616,388
                                           ----------------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold               3,076,148        746,339      1,678,533            61,911        228,896
   Cost of units redeemed                   (38,822,113)   (22,498,340)   (68,739,749)       (2,641,942)    (8,790,669)
   Net transfers                             13,984,772        977,056    (26,625,669)        1,630,693       (315,375)
   Contract maintenance charge                  (72,631)       (45,221)      (305,467)          (13,002)       (30,059)
                                           ----------------------------------------------------------------------------
      Increase (decrease) in net assets
       from capital transactions            (21,833,824)   (20,820,166)   (93,992,352)         (962,340)    (8,907,207)
                                           ----------------------------------------------------------------------------

Increase (decrease) in net assets           (23,489,307)    (9,636,162)   (44,483,003)        1,727,480        709,181
Net assets at beginning of period           106,567,407    127,454,013    560,675,687        19,185,423     69,854,315
                                           ----------------------------------------------------------------------------
Net assets at end of period                $ 83,078,100   $117,817,851   $516,192,684   $    20,912,903   $ 70,563,496
                                           ============================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   229,676         32,850         52,656             5,460         11,924
   Units redeemed                            (2,906,085)      (981,201)    (2,145,637)         (233,374)      (435,464)
   Units transferred                          1,045,552         48,466       (830,510)          135,832        (49,178)
                                           ----------------------------------------------------------------------------
Increase (decrease) in units outstanding     (1,630,857)      (899,885)    (2,923,491)          (92,082)      (472,718)
Beginning units                               7,890,791      5,837,425     17,402,626         1,777,635      3,502,327
                                           ----------------------------------------------------------------------------
Ending units                                  6,259,934      4,937,540     14,479,135         1,685,553      3,029,609
                                           ============================================================================

                                              Equity         Fundamental      Global         Global          Growth
                                           Opportunities       Growth          Bond         Equities      Opportunities
                                             Portfolio        Portfolio      Portfolio      Portfolio       Portfolio
                                             (Class 1)        (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                           -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $     (291,326)  $   (722,185)  $  1,452,895   $    101,639   $     (167,602)

   Net realized gains (losses)                 (3,267,173)    (2,987,071)     1,704,715        (53,535)        (229,726)
   Change in net unrealized appreciation
      (depreciation) of investments             8,489,465     10,433,737       (636,446)     7,431,257        2,554,416
                                           -----------------------------------------------------------------------------
      Increase (decrease) in net
        assets from operations                  4,930,966      6,724,481      2,521,164      7,479,361        2,157,088
                                           -----------------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold                   125,300        293,912        235,936        283,235           59,084
   Cost of units redeemed                      (5,099,383)    (5,805,959)   (10,357,830)    (8,700,251)      (1,700,247)
   Net transfers                               (1,178,923)    (1,703,754)     2,035,259     (1,998,965)       1,299,037
   Contract maintenance charge                    (21,755)       (41,638)       (19,566)       (39,561)          (5,832)
                                           -----------------------------------------------------------------------------
      Increase (decrease) in net assets
       from capital transactions               (6,174,761)    (7,257,439)    (8,106,201)   (10,455,542)        (347,958)
                                           -----------------------------------------------------------------------------

Increase (decrease) in net assets              (1,243,795)      (532,958)    (5,585,037)    (2,976,181)       1,809,130
Net assets at beginning of period              36,813,569     50,737,315     60,695,476     68,658,954       10,714,078
                                           -----------------------------------------------------------------------------
Net assets at end of period                $   35,569,774   $ 50,204,357   $ 55,110,439   $ 65,682,773   $   12,523,208
                                           =============================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       7,605         18,482         10,712         15,110           11,114
   Units redeemed                                (305,830)      (369,966)      (469,961)      (461,583)        (318,338)
   Units transferred                              (70,177)      (109,801)        90,203       (105,109)         209,732
                                           -----------------------------------------------------------------------------
Increase (decrease) in units outstanding         (368,402)      (461,285)      (369,046)      (551,582)         (97,492)
Beginning units                                 2,272,164      3,252,503      2,805,022      3,656,933        2,146,854
                                           -----------------------------------------------------------------------------
Ending units                                    1,903,762      2,791,218      2,435,976      3,105,351        2,049,362
                                           =============================================================================

     The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)



                                                                          International    International     Marsico
                                               Growth-     High-Yield      Diversified      Growth and       Focused
                                               Income         Bond          Equities          Income         Growth
                                             Portfolio     Portfolio       Portfolio         Portfolio      Portfolio
                                              (Class 1)    (Class 1)       (Class 1)         (Class 1)      (Class 1)
                                           ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   (892,538)  $  6,945,399   $    1,403,938   $    1,536,129   $  (196,937)

   Net realized gains (losses)               (8,480,352)    (7,619,070)         996,692       (2,813,165)   (1,495,633)
   Change in net unrealized appreciation
      (depreciation) of investments          22,655,686     11,092,592          800,976        4,055,296     4,129,033
                                           ----------------------------------------------------------------------------
      Increase (decrease) in net assets
       from operations                       13,282,796     10,418,921        3,201,606        2,778,260     2,436,463
                                           ----------------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold                 483,001        742,917          304,992          233,055        27,206
   Cost of units redeemed                   (19,828,067)   (15,332,719)      (8,389,361)      (8,931,354)   (2,827,155)
   Net transfers                             (5,196,390)      (640,675)      (1,862,422)      (2,792,049)     (988,461)
   Contract maintenance charge                 (103,157)       (34,014)         (28,972)         (34,120)       (8,524)
                                           ----------------------------------------------------------------------------
      Increase (decrease) in net assets
       from capital transactions            (24,644,613)   (15,264,491)      (9,975,763)     (11,524,468)   (3,796,934)
                                           ----------------------------------------------------------------------------

Increase (decrease) in net assets           (11,361,817)    (4,845,570)      (6,774,157)      (8,746,208)   (1,360,471)
Net assets at beginning of period           161,401,177     91,538,604       64,426,394       71,179,908    18,645,644
                                           ----------------------------------------------------------------------------
Net assets at end of period                $150,039,360   $ 86,693,034   $   57,652,237   $   62,433,700   $17,285,173
                                           ============================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    19,869         35,661           25,277           18,498         2,742
   Units redeemed                              (826,258)      (739,725)        (691,388)        (702,534)     (268,396)
   Units transferred                           (220,283)       (45,287)        (168,994)        (220,607)      (95,484)
                                           ----------------------------------------------------------------------------
Increase (decrease) in units outstanding     (1,026,672)      (749,351)        (835,105)        (904,643)     (361,138)
Beginning units                               6,654,865      4,656,578        5,137,601        5,364,931     1,822,557
                                           ----------------------------------------------------------------------------
Ending units                                  5,628,193      3,907,227        4,302,496        4,460,288     1,461,419
                                           ============================================================================


                                                MFS
                                           Massachusetts      MFS
                                             Investors       Total         Mid-Cap        Real
                                               Trust         Return        Growth        Estate        Technology
                                             Portfolio      Portfolio     Portfolio     Portfolio       Portfolio
                                             (Class 1)      (Class 1)     (Class 1)     (Class 1)       (Class 1)
                                           -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $     (359,875)  $  2,455,720   $  (624,870)  $   124,808   $  (171,881)

   Net realized gains (losses)                   (115,723)    (3,965,308)   (2,072,183)   (6,071,847)     (659,731)
   Change in net unrealized appreciation
      (depreciation) of investments             5,579,319     16,529,588    11,317,761    11,773,950     2,515,510
                                           -----------------------------------------------------------------------
      Increase (decrease) in net assets
       from operations                          5,103,721     15,020,000     8,620,708     5,826,911     1,683,898
                                           -----------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold                   244,043        555,063       202,902        87,331        56,689
   Cost of units redeemed                      (9,977,203)   (28,663,459)   (6,855,000)   (5,220,320)   (1,616,992)
   Net transfers                               (1,219,771)    (6,760,196)      339,167       281,098    (1,105,553)
   Contract maintenance charge                    (38,040)       (93,985)      (27,047)      (17,016)       (5,673)
                                           -----------------------------------------------------------------------
      Increase (decrease) in net assets
       from capital transactions              (10,990,971)   (34,962,577)   (6,339,978)   (4,868,907)   (2,671,529)
                                           -----------------------------------------------------------------------

Increase (decrease) in net assets              (5,887,250)   (19,942,577)    2,280,730       958,004      (987,631)
Net assets at beginning of period              66,226,571    205,782,136    43,422,346    35,267,388    12,983,385
                                           -----------------------------------------------------------------------
Net assets at end of period                $   60,339,321   $185,839,559   $45,703,076   $36,225,392   $11,995,754
                                           =======================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      11,327         21,281        19,584         4,322        26,975
   Units redeemed                                (474,597)    (1,105,388)     (674,531)     (254,316)     (761,709)
   Units transferred                              (61,519)      (263,375)      (14,952)        5,989      (653,654)
                                           -----------------------------------------------------------------------
Increase (decrease) in units outstanding         (524,789)    (1,347,482)     (669,899)     (244,005)   (1,388,388)
Beginning units                                 3,136,517      8,051,986     4,479,793     1,874,898     6,314,247
                                           -----------------------------------------------------------------------
Ending units                                    2,611,728      6,704,504     3,809,894     1,630,893     4,925,859
                                           =======================================================================

     The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)


                                                            Total
                                             Telecom       Return       Aggressive     Alliance
                                             Utility        Bond          Growth        Growth       Balanced
                                            Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                            (Class 1)     (Class 1)      (Class 2)     (Class 2)     (Class 2)
                                           --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   214,382   $    951,655   $   (61,656)  $  (246,406)  $    19,057

   Net realized gains (losses)                (486,026)       729,951      (114,055)    1,116,239       183,218
   Change in net unrealized appreciation
      (depreciation) of investments          2,033,018      1,454,446       855,696     1,251,976       674,081
                                           --------------------------------------------------------------------
      Increase (decrease) in net assets
       from operations                       1,761,374      3,136,052       679,985     2,121,809       876,356
                                           --------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold                 41,067        516,314         9,127        52,695        36,614
   Cost of units redeemed                   (2,451,803)   (11,141,204)     (686,676)   (4,620,967)   (1,537,762)
   Net transfers                              (728,186)    15,681,720       (13,550)   (1,298,009)       67,424
   Contract maintenance charge                  (9,407)       (28,262)       (1,222)       (8,879)       (2,946)
                                           --------------------------------------------------------------------
      Increase (decrease) in net assets
       from capital transactions            (3,148,329)     5,028,568      (692,321)   (5,875,160)   (1,436,670)
                                           --------------------------------------------------------------------

Increase (decrease) in net assets           (1,386,955)     8,164,620       (12,336)   (3,753,351)     (560,314)
Net assets at beginning of period           18,344,257     65,207,913     4,144,577    32,274,906    10,026,950
                                           --------------------------------------------------------------------
Net assets at end of period                $16,957,302   $ 73,372,533   $ 4,132,241   $28,521,555   $ 9,466,636
                                           ====================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    2,961         19,504           760         1,812         2,330
   Units redeemed                             (169,056)      (423,999)      (60,524)     (157,732)     (100,892)
   Units transferred                           (53,743)       596,073        (1,721)      (44,097)        3,644
                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding      (219,838)       191,578       (61,485)     (200,017)      (94,918)
Beginning units                              1,265,801      2,577,207       378,666     1,084,271       671,755
                                           --------------------------------------------------------------------
Ending units                                 1,045,963      2,768,785       317,181       884,254       576,837
                                           ====================================================================

                                                                                                      Davis
                                           Blue Chip      Capital       Cash        Corporate        Venture
                                            Growth        Growth      Management      Bond            Value
                                           Portfolio     Portfolio    Portfolio     Portfolio       Portfolio
                                           (Class 2)     (Class 2)    (Class 2)     (Class 2)       (Class 2)
                                           --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $  (58,816)  $  (39,875)  $   (468,615)  $ 1,829,463   $   (798,896)

   Net realized gains (losses)                 67,952      123,217       (812,764)    1,624,722       (122,642)
   Change in net unrealized appreciation
      (depreciation) of investments           391,657       82,440        696,666       113,182      8,796,209
                                           --------------------------------------------------------------------
      Increase (decrease) in net assets
       from operations                        400,793      165,782       (584,713)    3,567,367      7,874,671
                                           --------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold                 2,830        4,947        378,000        91,443        188,786
   Cost of units redeemed                    (642,838)    (462,681)   (13,879,456)   (8,204,000)   (13,730,207)
   Net transfers                               81,539     (169,441)     5,029,222       424,121     (2,803,808)
   Contract maintenance charge                 (1,250)        (743)        (8,388)       (6,210)       (20,379)
                                           --------------------------------------------------------------------
      Increase (decrease) in net assets
       from capital transactions             (559,719)    (627,918)    (8,480,622)   (7,694,646)   (16,365,608)
                                           --------------------------------------------------------------------

Increase (decrease) in net assets            (158,926)    (462,136)    (9,065,335)   (4,127,279)    (8,490,937)
Net assets at beginning of period           4,515,802    2,785,753     34,903,610    42,571,679     92,523,475
                                           --------------------------------------------------------------------
Net assets at end of period                $4,356,876   $2,323,617   $ 25,838,275   $38,444,400   $ 84,032,538
                                           ====================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     512          684         28,859         4,022          5,841
   Units redeemed                            (114,225)     (67,182)    (1,051,318)     (361,705)      (427,192)
   Units transferred                           12,340      (23,884)       380,269        17,180        (88,439)
                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding     (101,373)     (90,382)      (642,190)     (340,503)      (509,790)
Beginning units                               792,233      405,486      2,618,132     1,979,008      2,890,453
                                           --------------------------------------------------------------------
Ending units                                  690,860      315,104      1,975,942     1,638,505      2,380,663
                                           ====================================================================

     The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)


                                            "Dogs" of
                                              Wall         Emerging       Equity          Foreign     Fundamental
                                             Street         Markets    Opportunities       Value        Growth
                                            Portfolio      Portfolio     Portfolio       Portfolio     Portfolio
                                            (Class 2)      (Class 2)     (Class 2)       (Class 2)     (Class 2)
                                           ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $    68,950   $   (36,610)  $      (72,995)  $    84,970   $    (50,561)

   Net realized gains (losses)                (668,080)     (262,678)        (880,211)     (390,510)        29,704
   Change in net unrealized appreciation
      (depreciation) of investments          1,523,373     2,061,784        1,942,485       468,392        434,323
                                           ------------------------------------------------------------------------
      Increase (decrease) in net assets
       from operations                         924,243     1,762,496          989,279       162,852        413,466
                                           ------------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold                  2,288        29,528           12,828       179,625          2,490
   Cost of units redeemed                   (1,306,379)   (2,059,143)      (1,477,728)   (5,587,517)      (606,117)
   Net transfers                               (64,874)      168,004         (202,588)     (404,431)        85,532
   Contract maintenance charge                  (1,984)       (2,879)          (2,099)       (7,374)        (1,020)
                                           ------------------------------------------------------------------------
      Increase (decrease) in net assets
       from capital transactions            (1,370,949)   (1,864,490)      (1,669,587)   (5,819,697)      (519,115)
                                           ------------------------------------------------------------------------

Increase (decrease) in net assets             (446,706)     (101,994)        (680,308)   (5,656,845)      (105,649)
Net assets at beginning of period            7,348,853    12,935,073        7,683,010    40,616,081      3,428,999
                                           ------------------------------------------------------------------------
Net assets at end of period                $ 6,902,147   $12,833,079   $    7,002,702   $34,959,236   $  3,323,350
                                           ========================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      202         1,390              767        11,434            157
   Units redeemed                             (118,047)     (103,261)         (89,014)     (348,730)       (40,161)
   Units transferred                            (7,591)        4,263          (11,904)      (31,456)         4,998
                                           ------------------------------------------------------------------------
Increase (decrease) in units outstanding      (125,436)      (97,608)        (100,151)     (368,752)       (35,006)
Beginning units                                690,646       659,530          481,438     2,430,323        222,395
                                           ------------------------------------------------------------------------
Ending units                                   565,210       561,922          381,287     2,061,571        187,389
                                           ========================================================================

                                                                                                        High-
                                             Global        Global         Growth         Growth         Yield
                                              Bond        Equities     Opportunities     -Income        Bond
                                           Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                            (Class 2)     (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                           -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   364,358   $     1,350   $      (71,039)  $   (81,412)  $ 1,532,408

   Net realized gains (losses)                 489,144        81,173          189,449      (302,572)       84,027
   Change in net unrealized appreciation
      (depreciation) of investments           (202,308)      798,756          819,418     1,276,154       763,875
                                           -----------------------------------------------------------------------
      Increase (decrease) in net assets
       from operations                         651,194       881,279          937,828       892,170     2,380,310
                                           -----------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold                 60,154        14,675            9,554        11,111        23,144
   Cost of units redeemed                   (2,911,060)   (1,123,583)        (711,501)   (1,499,420)   (4,699,500)
   Net transfers                               729,861       264,380           79,480      (338,144)     (635,027)
   Contract maintenance charge                  (2,106)       (1,715)          (1,050)       (3,418)       (3,335)
                                           -----------------------------------------------------------------------
      Increase (decrease) in net assets
       from capital transactions            (2,123,151)     (846,243)        (623,517)   (1,829,871)   (5,314,718)
                                           -----------------------------------------------------------------------

Increase (decrease) in net assets           (1,471,957)       35,036          314,311      (937,701)   (2,934,408)
Net assets at beginning of period           16,169,165     7,833,355        4,632,616    11,325,724    22,246,264
                                           -----------------------------------------------------------------------
Net assets at end of period                $14,697,208   $ 7,868,391   $    4,946,927   $10,388,023   $19,311,856
                                           =======================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    2,768           796            1,839           443         1,116
   Units redeemed                             (133,601)      (59,752)        (133,514)      (63,095)     (230,475)
   Units transferred                            32,584        13,960           12,773       (13,782)      (34,918)
                                           -----------------------------------------------------------------------
Increase (decrease) in units outstanding       (98,249)      (44,996)        (118,902)      (76,434)     (264,277)
Beginning units                                754,806       421,316          941,439       469,037     1,150,553
                                           -----------------------------------------------------------------------
Ending units                                   656,557       376,320          822,537       392,603       886,276
                                           =======================================================================

     The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)



                                      International                                                  MFS
                                       Diversified      International                           Massachusetts
                                        Equities          Growth and       Marsico Focused     Investors Trust     MFS Total Return
                                        Portfolio      Income Portfolio    Growth Portfolio       Portfolio           Portfolio
                                        (Class 2)         (Class 2)           (Class 2)           (Class 2)           (Class 2)
                                     -----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment
  income (loss)                      $      629,181   $         267,757   $        (238,890)  $       (101,459)   $         665,485

  Net realized
   gains (losses)                           313,207          (1,266,488)           (854,488)           790,841           (1,393,584)
  Change in net
   unrealized appreciation
   (depreciation) of
   investments                              635,557           1,502,236           3,730,169            471,344            5,275,927
                                      ---------------------------------------------------------------------------------------------
  Increase (decrease) in
   net assets from
   operations                             1,577,945             503,505           2,636,791          1,160,726            4,547,828
                                      ---------------------------------------------------------------------------------------------
From capital
 transactions:
 Net proceeds
  from units sold                           109,531              23,251              31,197             62,756              247,942
 Cost of units
  redeemed                               (3,706,202)         (2,162,641)         (2,950,677)        (2,069,304)         (10,240,019)
 Net transfers                             (496,682)             24,516            (908,356)          (261,752)            (438,208)
  Contract maintenance charge                (6,268)             (2,570)             (3,502)            (3,076)             (14,473)
                                     ----------------------------------------------------------------------------------------------
 Increase (decrease) in
  net assets from
  capital transactions                   (4,099,621)         (2,117,444)         (3,831,338)        (2,271,376)         (10,444,758)
                                     ----------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (2,521,676)         (1,613,939)         (1,194,547)        (1,110,650)          (5,896,930)
Net assets at beginning of period        30,021,823          13,799,411          20,351,645         14,828,965           63,751,431
                                     ----------------------------------------------------------------------------------------------
Net assets at end of period          $   27,500,147   $      12,185,472   $      19,157,098   $     13,718,315    $      57,854,501
                                     ==============================================================================================
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                   8,903               1,833               3,068              2,998                9,716
 Units redeemed                            (307,564)           (170,888)           (284,473)           (98,636)            (394,943)
 Units transferred                          (44,107)                474             (90,564)           (13,299)             (18,098)
                                     ----------------------------------------------------------------------------------------------
Increase (decrease)
 in units outstanding                      (342,768)           (168,581)           (371,969)          (108,937)            (403,325)
Beginning units                           2,427,191           1,046,103           2,015,612            708,044            2,504,856
                                     ----------------------------------------------------------------------------------------------
Ending units                              2,084,423             877,522           1,643,643            599,107            2,101,531
                                     ==============================================================================================

                                       Mid-Cap Growth    Real Estate    Small & Mid Cap    Technology    Telecom Utility
                                         Portfolio        Portfolio     Value Portfolio    Portfolio        Portfolio
                                         (Class 2)        (Class 2)        (Class 2)       (Class 2)        (Class 2)
                                      ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment
   income (loss)                       $      (316,140)  $     15,060   $       (349,970)  $   (63,124)  $         26,110

  Net realized
   gains (losses)                              809,515     (1,936,133)            53,168       145,426           (192,303)
  Change in net
   unrealized appreciation
   (depreciation) of
   investments                               3,818,638      3,724,930          6,002,684       571,733            422,985
                                       ----------------------------------------------------------------------------------
 Increase (decrease) in
  net assets from
  operations                                 4,312,013      1,803,857          5,705,882       654,035            256,792
                                       ----------------------------------------------------------------------------------
From capital
 transactions:
 Net proceeds
  from units sold                              28,669         23,637            132,656         7,402              1,178
 Cost of units
  redeemed                                 (2,991,158)    (1,818,468)        (4,311,209)     (710,094)          (640,576)
 Net transfers                               (240,148)       470,116           (381,981)      (12,275)           (55,591)
  Contract maintenance charge                  (5,668)        (2,737)            (5,468)       (1,323)              (833)
                                       ---------------------------------------------------------------------------------
 Increase (decrease) in
  net assets from
  capital transactions                     (3,208,305)    (1,327,452)        (4,566,002)     (716,290)          (695,822)
                                       ---------------------------------------------------------------------------------
Increase (decrease) in net assets           1,103,708        476,405          1,139,880       (62,255)          (439,030)
Net assets at beginning of period          20,869,437     10,789,261         26,447,744     4,258,272          2,902,835
                                      ----------------------------------------------------------------------------------
Net assets at end of period           $    21,973,145   $ 11,265,666   $     27,587,624   $ 4,196,017   $      2,463,805
                                      ==================================================================================
ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
 Units sold                                     2,841          1,160              7,396         3,463                 80
 Units redeemed                              (293,854)       (90,767)          (239,898)     (335,066)           (45,117)
 Units transferred                            (25,573)        23,169            (18,949)      (18,486)            (3,914)
                                      ----------------------------------------------------------------------------------
 Increase (decrease)
  in units outstanding                       (316,586)       (66,438)          (251,451)     (350,089)           (48,951)
Beginning units                             2,160,082        582,785          1,604,202     2,103,021            204,034
                                      ----------------------------------------------------------------------------------
Ending units                                1,843,496        516,347          1,352,751     1,752,932            155,083
                                      ==================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)


                                      Total Return    Aggressive     Alliance       American Funds     American Funds
                                          Bond          Growth        Growth       Asset Allocation    Global Growth
                                       Portfolio      Portfolio      Portfolio      SAST Portfolio     SAST Portfolio
                                       (Class 2)      (Class 3)      (Class 3)        (Class 3)          (Class 3)
                                     -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment
  income (loss)                        $     261,154   $  (197,373)  $ (1,263,933)  $      (126,280)  $    (1,509,614)

 Net realized
  gains (losses)                           1,200,857    (1,179,007)     1,522,817          (968,232)       (2,286,452)
 Change in net
  unrealized appreciation
  (depreciation)
  of investments                            (329,830)    3,610,621      9,756,609         7,588,394        26,394,978
                                       ------------------------------------------------------------------------------
  Increase (decrease)
  in net assets
  from operations                          1,132,181     2,234,241     10,015,493         6,493,882        22,598,912
                                       ------------------------------------------------------------------------------

From capital transactions:
 Net proceeds
  from units sold                            247,388     2,237,043      2,214,492        16,117,947        68,341,177
 Cost of
  units redeemed                          (4,422,609)   (1,315,240)   (15,636,515)       (2,781,257)       (8,889,876)
 Net transfers                             3,735,593       663,787     (5,318,865)        9,040,037        27,129,264
  Contract maintenance
  charge                                     (2,542)       (3,280)       (33,637)           (5,394)          (18,059)
                                      -------------------------------------------------------------------------------
 Increase (decrease)
  in net assets from
  capital transactions                     (442,170)    1,582,310    (18,774,525)       22,371,333        86,562,506
                                      ------------------------------------------------------------------------------

Increase (decrease)
 in net assets                              690,011     3,816,551     (8,759,032)       28,865,215       109,161,418
Net assets at
 beginning of period                     22,293,889    11,314,343    142,097,641        44,109,234       139,541,556
                                      ------------------------------------------------------------------------------
Net assets at
 end of period                        $  22,983,900   $15,130,894   $133,338,609   $    72,974,449   $   248,702,974
                                      ==============================================================================
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                   9,581       245,218        117,618         1,713,659         6,666,694
 Units redeemed                            (170,337)     (117,018)      (546,045)         (293,802)         (868,501)
 Units transferred                          148,147        54,452       (178,447)          973,906         2,703,799
                                     -------------------------------------------------------------------------------
Increase (decrease)
 in units outstanding                       (12,609)      182,652       (606,874)        2,393,763         8,501,992
Beginning units                             894,912     1,056,984      4,922,220         4,783,166        13,647,633
                                     -------------------------------------------------------------------------------
Ending units                                882,303     1,239,636      4,315,346         7,176,929        22,149,625
                                     ===============================================================================

                                      American Funds    American Funds
                                       Growth SAST      Growth-Income      Balanced        Blue Chip            Capital
                                        Portfolio       SAST Portfolio    Portfolio     Growth Portfolio    Growth Portfolio
                                        (Class 3)         (Class 3)       (Class 3)        (Class 3)           (Class 3)
                                     ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment
  income (loss)                        $    (2,247,618)  $     (809,648)  $    55,945   $        (398,999)  $        (772,234)
 Net realized
  gains (losses)                            (5,722,879)      (4,762,165)     (220,241)            137,790          (2,068,773)
 Change in net
  unrealized appreciation
  (depreciation)
   of investments                            36,162,789      20,730,552     2,207,363           4,363,275           6,397,770
                                      ---------------------------------------------------------------------------------------
 Increase (decrease)
  in net assets
  from operations                           28,192,292       15,158,739     2,043,067           4,102,066           3,556,763
                                      ---------------------------------------------------------------------------------------
From capital transactions:
 Net proceeds
  from units sold                           30,318,091       16,217,551     4,547,326          15,730,738             290,045
 Cost of
  units redeemed                            (8,605,534)      (8,782,255)   (2,635,572)         (1,986,618)         (3,226,916)
 Net transfers                              2,968,784         2,930,279     3,792,306           6,883,394            (139,271)
  Contract maintenance
  charge                                       (19,383)         (19,808)       (3,797)             (3,149)             (8,013)
                                      ---------------------------------------------------------------------------------------
 Increase (decrease)
  in net assets from
  capital transactions                      24,661,958       10,345,767     5,700,263          20,624,365          (3,084,155)
                                      ---------------------------------------------------------------------------------------
Increase (decrease)in net assets           52,854,250        25,504,506     7,743,330          24,726,431             472,608
Net assets at beginning of period         149,351,933       146,800,095    17,878,194          17,219,970          49,854,080
                                      ---------------------------------------------------------------------------------------
Net assets at end of period           $   202,206,183   $   172,304,601   $25,621,524   $      41,946,401   $      50,326,688
                                      =======================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                3,305,845         1,867,772       380,371           2,199,486              40,157
  Units redeemed                             (942,762)       (1,023,844)     (174,966)           (313,632)           (480,877)
  Units transferred                           401,101           403,300       262,869           1,032,665              13,872
                                      --------------------------------------------------------------------------------------
Increase (decrease)
  in units outstanding                     2,764,184         1,247,228       468,274           2,918,519            (426,848)
Beginning units                           16,955,375        17,222,295     1,237,281           2,912,641           7,199,601
                                      --------------------------------------------------------------------------------------
Ending units                              19,719,559        18,469,523     1,705,555           5,831,160           6,772,753
                                      ======================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                      Cash Management    Corporate Bond     Davis Venture      "Dogs" of Wall      Emerging Markets
                                         Portfolio         Portfolio       Value Portfolio    Street Portfolio        Portfolio
                                         (Class 3)         (Class 3)          (Class 3)          (Class 3)            (Class 3)
                                     -----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)        $     (3,241,865)  $    23,098,884   $     (4,817,599)  $         196,105    $        (484,917)
 Net realized gains (losses)               (7,033,894)       10,602,012        (17,488,881)         (1,985,164)         (30,957,978)
 Change in net
 unrealized appreciation
 (depreciation) of investments              6,050,245         7,000,147         69,415,711           4,029,461           54,223,313
                                     -----------------------------------------------------------------------------------------------
 Increase (decrease) in net
  assets from operations                   (4,225,514)       40,701,043         47,109,231           2,240,402           22,780,418
                                     -----------------------------------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold             23,444,169        50,308,584         38,359,500           3,390,214           14,691,088
  Cost of units redeemed                  (95,184,359)      (50,224,820)       (47,416,702)         (1,470,435)         (13,241,310)
  Net transfers                            20,884,448        30,443,789            (24,568)          5,234,844            3,753,700
  Contract maintenance charge                 (42,487)          (70,509)           (87,417)             (2,481)             (24,753)
                                     -----------------------------------------------------------------------------------------------
   Increase (decrease)
    in net assets from
    capital transactions                  (50,898,229)       30,457,044         (9,169,187)          7,152,142            5,178,725
                                     -----------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (55,123,743)       71,158,087         37,940,044           9,392,544           27,959,143
Net assets at
beginning of period                       236,878,333       459,737,070        471,246,641          12,612,965          138,954,707
                                     ----------------------------------------------------------------------------------------------
Net assets at end of period          $    181,754,590   $   530,895,157   $    509,186,685   $      22,005,509    $     166,913,850
                                     ==============================================================================================
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                 2,069,765         2,959,736          2,666,606             329,350              946,719
 Units redeemed                            (7,337,086)       (2,295,952)        (1,564,630)           (132,881)            (682,798)
 Units transferred                          1,563,134         1,736,909            653,024             470,062              245,932
                                     ----------------------------------------------------------------------------------------------
Increase (decrease)
  in units outstanding                     (3,704,187)        2,400,693          1,755,000             666,531              509,853
Beginning units                            18,042,688        22,342,572         15,849,454           1,203,938            7,359,645
                                     ----------------------------------------------------------------------------------------------
Ending units                               14,338,501        24,743,265         17,604,454           1,870,469            7,869,498
                                     ==============================================================================================
                                            Equity
                                        Opportunities    Foreign Value      Fundamental       Global Bond    Global Equities
                                          Portfolio        Portfolio      Growth Portfolio     Portfolio        Portfolio
                                          (Class 3)        (Class 3)         (Class 3)         (Class 3)        (Class 3)
                                       ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)          $     (353,241)  $    1,143,630   $      (1,236,048)  $  3,431,758   $        (11,579)
 Net realized
  gains (losses)                           (3,957,375)      (7,263,986)         (3,243,549)     3,283,192           (486,461)
 Change in net
  unrealized appreciation
  (depreciation) of investments             8,637,813       14,919,696          15,660,740     (1,330,768)         3,187,811
                                       -------------------------------------------------------------------------------------
  Increase (decrease)
   in net assets
   from operations                          4,327,197        8,799,340          11,181,143      5,384,182          2,689,771
                                       -------------------------------------------------------------------------------------
From capital transactions:
 Net proceeds from units sold                 966,011       66,669,883             920,894     19,864,445          3,042,021
 Cost of units redeemed                    (5,449,267)     (31,547,416)         (4,719,303)   (14,776,618)        (2,579,536)
 Net transfers                             (1,154,196)      33,079,329          (3,465,401)    14,174,367          1,820,687
 Contract maintenance charge                   (6,221)         (60,981)            (12,623)       (15,810)            (3,372)
                                       -------------------------------------------------------------------------------------
  Increase (decrease) in net assets
from capital transactions                  (5,643,673)      68,140,815          (7,276,433)    19,246,384          2,279,800
                                       -------------------------------------------------------------------------------------
Increase (decrease)
 in net assets                             (1,316,476)      76,940,155           3,904,710     24,630,566          4,969,571
Net assets at
 beginning of period                       32,677,771      311,034,623          77,863,955    130,721,653         21,171,000
                                       -------------------------------------------------------------------------------------
Net assets at end of period            $   31,361,295   $  387,974,778   $      81,768,665   $155,352,219   $     26,140,571
                                       =====================================================================================
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                    92,163        5,681,594              80,671      1,249,014            259,389
 Units redeemed                              (332,259)      (2,061,468)           (318,459)      (705,160)          (143,046)
 Units transferred                            (67,431)       2,909,450            (198,722)       844,006            113,940
                                       -------------------------------------------------------------------------------------
Increase (decrease) in  units
 outstanding                                 (307,527)       6,529,576            (436,510)     1,387,860            230,283
Beginning units                             2,079,729       19,373,532           5,370,746      6,438,287          1,216,039
                                       -------------------------------------------------------------------------------------
Ending units                                1,772,202       25,903,108           4,934,236      7,826,147          1,446,322
                                       =====================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                         Growth                                              International        International
                                      Opportunities    Growth-Income    High-Yield Bond       Diversified           Growth and
                                        Portfolio        Portfolio         Portfolio       Equities Portfolio    Income Portfolio
                                        (Class 3)        (Class 3)         (Class 3)           (Class 3)            (Class 3)
                                     --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment  income (loss)       $   (1,269,883)  $     (112,946)  $      8,129,200   $         4,367,019   $       4,620,426
 Net realized
  gains (losses)                            352,636         (879,858)         3,158,078               145,759         (25,400,928)
 Change in net unrealized
  appreciation
  (depreciation) of investments          18,932,017        2,292,934             42,420             7,516,926          32,330,570
                                     --------------------------------------------------------------------------------------------
  Increase (decrease) in
    net assets from operations           18,014,770        1,300,130         11,329,698            12,029,704          11,550,068
                                     --------------------------------------------------------------------------------------------
From capital transactions:
 Net proceeds from units sold            26,148,388        1,719,587          9,407,090             4,845,742           3,119,483
 Cost of units redeemed                  (4,973,921)      (1,520,961)       (14,813,492)          (19,792,601)        (15,388,213)
 Net transfers                            4,563,790          (31,020)        (2,646,959)           (2,055,868)          1,926,030
 Contract maintenance charge                 (9,654)          (3,065)           (13,179)              (46,115)            (34,174)
                                      --------------------------------------------------------------------------------------------
    Increase (decrease) in
      net assets from capital
      transactions                       25,728,603          164,541         (8,066,540)          (17,048,842)        (10,376,874)
                                     --------------------------------------------------------------------------------------------

Increase (decrease) in net assets        43,743,373        1,464,671          3,263,158            (5,019,138)          1,173,194
Net assets at beginning of period        63,797,232       13,677,065         96,956,685           209,558,687         214,161,986
                                     --------------------------------------------------------------------------------------------
Net assets at end of period          $  107,540,605   $   15,141,736   $    100,219,843   $       204,539,549   $     215,335,180
                                     ===========================================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                               3,888,310          142,672            727,121               449,236             305,936
 Units redeemed                            (910,228)         (65,153)          (752,847)           (1,668,219)         (1,256,639)
 Units transferred                          554,908            4,708           (101,915)             (155,985)            285,488
                                     --------------------------------------------------------------------------------------------
 Increase (decrease) in  units
  outstanding                             3,532,990           82,227           (127,641)           (1,374,968)           (665,215)

Beginning units                          12,605,872          598,674          5,240,017            17,247,631          17,071,094
                                     --------------------------------------------------------------------------------------------
Ending units                             16,138,862          680,901          5,112,376            15,872,663          16,405,879
                                     ===========================================================================================

                                                                MFS
                                                           Massachusetts
                                      Marsico Focused     Investors Trust       MFS Total            Mid-Cap         Real Estate
                                      Growth Portfolio       Portfolio       Return Portfolio    Growth Portfolio     Portfolio
                                         (Class 3)           (Class 3)          (Class 3)           (Class 3)         (Class 3)
                                     -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment
   income (loss)                     $        (580,033)  $       (787,310)  $       2,288,155   $      (1,098,207)  $    247,152

Net realized gains (losses)                 (2,435,552)         1,072,699          (9,202,437)          1,786,831    (18,995,112)
Change in net unrealized
  appreciation
    (depreciation) of investments           10,179,956         12,075,025          23,297,126          14,785,226     43,752,723
                                     -------------------------------------------------------------------------------------------
    Increase (decrease) in
       net assets from operations            7,164,371         12,360,414          16,382,844          15,473,850     25,004,763
                                     -------------------------------------------------------------------------------------------
From capital transactions:
Net proceeds from units sold                11,779,581         37,050,286           9,441,262          11,590,449     25,370,628
Cost of units redeemed                      (3,170,248)        (8,353,913)        (30,398,475)         (7,813,532)   (11,662,396)
Net transfers                                4,524,975         16,497,550           2,851,703           1,246,211      7,558,176
Contract maintenance charge                     (5,393)           (13,055)            (41,164)            (14,571)       (25,314)
                                     -------------------------------------------------------------------------------------------
    Increase (decrease) in
      net assets from capital
     transactions                           13,128,915         45,180,868         (18,146,674)          5,008,557     21,241,094
                                     -------------------------------------------------------------------------------------------
Increase (decrease) in net assets           20,293,286         57,541,282          (1,763,830)         20,482,407     46,245,857
Net assets at beginning of period           36,073,909         89,091,011         219,873,060          63,773,990    137,825,012
                                     -------------------------------------------------------------------------------------------
Net assets at end of period          $      56,367,195   $    146,632,293   $     218,109,230   $      84,256,397   $184,070,869
                                     ===========================================================================================
ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                   1,177,649          2,687,667             648,496           1,122,951      2,238,345
Units redeemed                                (307,935)          (440,389)         (1,191,903)           (772,131)      (645,589)
Units transferred                              474,919          1,260,998             169,684             119,116        791,358
                                     -------------------------------------------------------------------------------------------
Increase (decrease) in units
 outstanding                                 1,344,633          3,508,276            (373,723)            469,936      2,384,114
Beginning units                              3,632,045          4,701,819           8,926,199           6,660,269      8,379,425
                                     -------------------------------------------------------------------------------------------
Ending units                                 4,976,678          8,210,095           8,552,476           7,130,205     10,763,539
                                     ===========================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)


                                      Small & Mid
                                       Cap Value      Small Company     Technology    Telecom Utility    Total Return Bond
                                       Portfolio     Value Portfolio    Portfolio        Portfolio           Portfolio
                                       (Class 3)        (Class 3)       (Class 3)        (Class 3)           (Class 3)
                                     -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment
  income (loss)                      $ (4,767,881)  $     (1,196,945)  $  (339,193)  $        103,789   $        3,890,455
 Net realized
  gains (losses)                       (2,811,100)        (2,243,571)   (1,452,139)          (110,783)           5,302,602
 Change in net unrealized
  appreciation
  (depreciation) of investments        84,457,372         29,949,214     5,004,093          1,011,391             (592,821)
                                     --------------------------------------------------------------------------------------
    Increase (decrease)
     in net assets
     from operations                   76,878,391         26,508,698     3,212,761          1,004,397            8,600,236
                                     --------------------------------------------------------------------------------------
From capital transactions:
 Net proceeds
  from units sold                      50,569,029         27,136,807     1,083,889          1,383,006          114,184,439
 Cost of units redeemed               (32,348,303)        (6,656,103)   (3,843,423)        (1,002,691)         (17,444,707)
 Net transfers                          5,844,991             (8,438)    1,000,479              3,914           83,490,170
 Contract maintenance charge              (61,017)           (13,938)       (4,060)            (1,320)             (21,212)
                                     --------------------------------------------------------------------------------------
    Increase (decrease)
    in net assets from
   capital transactions                24,004,700         20,458,328    (1,763,115)           382,909          180,208,690
                                     -------------------------------------------------------------------------------------
Increase (decrease) in net assets     100,883,091         46,967,026     1,449,646          1,387,306          188,808,926
Net assets at beginning of period     302,277,240         89,250,212    20,975,066          8,697,071          194,108,866
                                     -------------------------------------------------------------------------------------
Net assets at end of period          $403,160,331   $    136,217,238   $22,424,712   $     10,084,377   $      382,917,792
                                     =====================================================================================
ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Units sold                              3,654,120          3,098,927       292,959            110,410            6,713,325
Units redeemed                         (1,860,511)          (787,454)   (1,864,250)           (70,871)            (779,578)
Units transferred                         772,394            120,711       285,124               (634)           4,331,591
                                     -------------------------------------------------------------------------------------
Increase (decrease)
   in units outstanding                 2,566,003          2,432,184    (1,286,167)            38,905           10,265,338
Beginning units                        19,141,352         11,356,383    10,306,892            624,975            8,830,184
                                     -------------------------------------------------------------------------------------
Ending units                           21,707,355         13,788,567     9,020,725            663,880           19,095,522
                                     =====================================================================================

                                       Invesco Van                       Invesco Van
                                       Kampen V.I.       Invesco Van     Kampen V.I.     Diversified
                                      Capital Growth     Kampen V.I.     Growth and     International     Equity Income
                                           Fund         Comstock Fund    Income Fund       Account            Account
                                       (Series II)       (Series II)     (Series II)      (Class 1)           (Class 1)
                                     -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment
  income (loss)                      $      (364,525)  $   (3,560,532)  $ (6,434,856)  $         (188)  $              429,800

Net realized
  gains (losses)                           1,390,207       (6,679,978)    (5,560,193)        (702,357)                (661,486)
Change in net unrealized
  appreciation
    (depreciation) of investments          2,568,982       44,596,271     59,241,392          950,617                3,653,853
                                     -----------------------------------------------------------------------------------------
   Increase (decrease)
    in net assets
    from operations                        3,594,664       34,355,761     47,246,343          248,072                3,422,167
                                     -----------------------------------------------------------------------------------------
From capital transactions:
Net proceeds
   from units sold                         1,444,848       38,302,060     46,822,162            8,957                    5,250
Cost of units redeemed                    (3,884,714)     (29,367,210)   (44,313,226)        (428,144)              (3,258,660)
Net transfers                             (3,193,012)       6,389,987      8,020,740         (138,473)                (617,200)
Contract maintenance charge                   (6,776)         (66,589)       (98,600)            (416)                  (5,897)
                                     -----------------------------------------------------------------------------------------
    Increase (decrease)
    in net assets from
   capital transactions                   (5,639,654)      15,258,248     10,431,076         (558,076)              (3,876,507)
                                     -----------------------------------------------------------------------------------------
Increase (decrease) in net assets         (2,044,990)      49,614,009     57,677,419         (310,004)                (454,340)
Net assets at beginning of period         25,763,129      234,069,034    425,361,561        2,814,443               26,297,778
                                     -----------------------------------------------------------------------------------------
Net assets at end of period          $    23,718,139   $  283,683,043   $483,038,980   $    2,504,439   $           25,843,438
                                     =========================================================================================
ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
 Units sold                                  142,093        3,886,344      4,316,882            1,572                      590
 Units redeemed                             (407,218)      (2,648,939)    (3,514,236)         (71,546)                (373,534)
 Units transferred                          (357,892)         800,748      1,075,713          (25,824)                 (70,818)
                                     -----------------------------------------------------------------------------------------
 Increase (decrease)
   in units outstanding                     (623,017)       2,038,153      1,878,359          (95,798)                (443,762)
Beginning units                            2,817,633       21,815,548     34,206,154          473,099                3,133,789
                                     -----------------------------------------------------------------------------------------
Ending units                               2,194,616       23,853,701     36,084,513          377,301                2,690,027
                                     =========================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                      Government &                   LargeCap     LargeCap      MidCap        Money
                                      High Quality      Income        Blend        Growth       Blend         Market
                                      Bond Account     Account      Account II    Account      Account       Account
                                       (Class 1)      (Class 1)     (Class 1)    (Class 1)    (Class 1)     (Class 1)
                                     ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment
  income (loss)                      $      96,101   $   553,208   $    31,450   $  (9,665)  $    30,745   $   (72,001)

Net realized
  gains (losses)                           (61,141)      (86,677)     (649,950)     26,871      (594,797)            -
Change in net unrealized
  appreciation
    (depreciation) of investments          204,135       315,375       972,481      86,230     1,215,927             -
                                     ----------------------------------------------------------------------------------
    Increase (decrease)
  in net assets from
  operations                               239,095       781,906       353,981     103,436       651,875       (72,001)
                                     ----------------------------------------------------------------------------------
From capital transactions:
 Net proceeds
  from units sold                             6,577        84,969           434           -            71      118,988
 Cost of units redeemed                  (1,410,057)   (2,251,588)     (753,161)   (202,221)     (998,941)  (1,624,030)
 Net transfers                              (40,473)      202,156        33,610      21,040       (95,189)    (676,144)
 Contract maintenance charge                 (2,331)       (1,848)       (1,216)       (486)         (800)      (2,254)
                                      ----------------------------------------------------------------------------------
 Increase (decrease)
  in net assets from
  capital transactions                  (1,446,284)   (1,966,311)     (720,333)   (181,667)   (1,094,859)   (2,183,440)
                                     ---------------------------------------------------------------------------------
Increase (decrease) in net assets       (1,207,189)   (1,184,405)     (366,352)    (78,231)     (442,984)   (2,255,441)
Net assets at beginning of period        6,250,179    12,072,823     3,786,791     745,861     3,551,253     6,239,662
                                     ---------------------------------------------------------------------------------
Net assets at end of period          $   5,042,990   $10,888,418   $ 3,420,439   $ 667,630   $ 3,108,269   $ 3,984,221
                                     =================================================================================
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                    849         9,332            72           -             8       19,532
 Units redeemed                           (180,284)     (259,090)     (128,648)    (31,640)     (106,491)    (267,179)
 Units transferred                          (5,698)       23,099         5,754       3,339       (10,555)    (109,430)
                                      --------------------------------------------------------------------------------
 Increase (decrease)
  in units outstanding                    (185,133)     (226,659)     (122,822)    (28,301)     (117,038)     (357,077)
Beginning units                            821,902     1,435,042       645,109     121,352       412,151     1,015,368
                                     ---------------------------------------------------------------------------------
Ending units                               636,769     1,208,383       522,287      93,051       295,113       658,291
                                     =================================================================================

                                       Principal                                         SAM
                                        Capital       Real Estate                    Conservative
                                      Appreciation    Securities     SAM Balanced      Balanced
                                        Account         Account       Portfolio       Portfolio
                                       (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                     -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment
  income (loss)                       $       9,570   $     13,072   $   1,883,859   $     236,905

Net realized
  gains (losses)                            406,727       (128,058)     (1,017,616)        (18,212)
Change in net unrealized
  appreciation
 (depreciation) of investments            1,544,081        280,599       8,686,595         580,205
                                      ------------------------------------------------------------
  Increase (decrease)
  in net assets from
  operations                              1,960,378        165,613       9,552,838         798,898
                                     -------------------------------------------------------------
From capital transactions:
 Net proceeds
  from units sold                               527          1,193         381,737           2,033
 Cost of units redeemed                  (2,600,941)       (52,652)    (19,563,314)     (2,421,084)
 Net transfers                             (332,805)        20,427        (638,308)        303,647
 Contract maintenance charge                 (3,828)          (186)        (19,595)         (1,687)
                                      ------------------------------------------------------------
  Increase (decrease)
  in net assets from
  capital transactions                   (2,937,047)       (31,218)    (19,839,480)     (2,117,091)
                                     -------------------------------------------------------------
Increase (decrease) in net assets          (976,669)       134,395     (10,286,642)     (1,318,193)
Net assets at beginning of period        16,662,286        723,401      92,355,490       9,421,124
                                     -------------------------------------------------------------
Net assets at end of period           $  15,685,617   $    857,796   $  82,068,848   $   8,102,931
                                     =============================================================
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                      46             66          38,743             266
 Units redeemed                            (224,442)        (3,272)     (1,951,562)       (320,618)
 Units transferred                          (29,357)         1,058         (62,043)         38,258
                                      ------------------------------------------------------------
 Increase (decrease)
  in units outstanding                    (253,753)        (2,148)     (1,974,862)       (282,094)
Beginning units                          1,471,453         49,991       9,604,945       1,287,172
                                     -------------------------------------------------------------
Ending units                             1,217,700         47,843       7,630,083       1,005,078
                                     =============================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)


                                              SAM             SAM            SAM
                                          Conservative      Flexible       Strategic        Short-Term   SmallCap
                                            Growth           Income         Growth           Income       Growth
                                           Portfolio        Portfolio      Portfolio         Account    Account II
                                           (Class 1)        (Class 1)      (Class 1)        (Class 1)    (Class 1)
                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From operations:

 Net investment income (loss)                $ 583,052       $ 550,289       $ 112,405       $ 12,994    $ (10,005)

 Net realized gains (losses)                 (262,823)       (621,630)       (245,064)          8,674        10,330

 Change in net unrealized appreciation
  (depreciation) of investments              3,535,064       1,333,810       1,672,432         62,637       149,239
                                           ------------------------------------------------------------------------
  Increase (decrease) in net assets
   from operations                           3,855,293       1,262,469       1,539,773         84,305       149,564
                                          ------------------------------------------------------------------------

From capital transactions:

 Net proceeds from units sold                   49,795             347           6,504             19            51

 Cost of units redeemed                    (8,575,302)     (4,672,500)     (2,412,988)      (565,454)     (152,983)

 Net transfers                               (311,911)       (124,836)       (317,689)        131,120        23,315

 Contract maintenance charge                   (9,832)         (3,749)         (4,549)          (772)         (177)
                                          ------------------------------------------------------------------------
  Increase (decrease) in net assets
   from capital transactions               (8,847,250)     (4,800,738)     (2,728,722)      (435,087)     (129,794)
                                          ------------------------------------------------------------------------

Increase (decrease) in net assets          (4,991,957)     (3,538,269)     (1,188,949)      (350,782)        19,770

Net assets at beginning of period           35,334,269      16,873,589      12,809,684      3,316,828       664,807
                                          ------------------------------------------------------------------------
Net assets at end of period               $ 30,342,312    $ 13,335,320    $ 11,620,735    $ 2,966,046     $ 684,577
                                          =========================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:

 Units sold                                      5,052              38             634              3             9

 Units redeemed                              (879,415)       (520,153)       (236,058)       (75,895)      (26,656)

 Units transferred                            (32,216)        (14,099)        (34,507)         17,609         4,654
                                          ------------------------------------------------------------------------
Increase (decrease)
 in units outstanding                        (906,579)       (534,214)       (269,931)       (58,283)      (21,993)

Beginning units                              3,734,141       1,945,377       1,290,665        457,427       124,856
                                          ------------------------------------------------------------------------
Ending units                                 2,827,562       1,411,163       1,020,734        399,144       102,863
                                          =========================================================================


                                                                                           Government
                                                                                             & High
                                            SmallCap        Diversified      Equity         Quality
                                              Value        International     Income           Bond        Income
                                            Account I        Account         Account        Account       Account
                                            (Class 1)       (Class 2)       (Class 2)      (Class 2)     (Class 2)
                                           ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From operations:

 Net investment income (loss)                $ (1,591)      $ (4,209)       $ 200,668       $ 21,117      $ 218,549

 Net realized gains (losses)                  (65,291)      (164,195)       (937,337)          6,507       (51,763)

 Change in net unrealized appreciation
  (depreciation) of investments                109,635        288,794       2,831,983         34,457        167,324
                                          -------------------------------------------------------------------------
 Increase (decrease) in net assets
  from operations                               42,753        120,390       2,095,314         62,081        334,110
                                          -------------------------------------------------------------------------

From capital transactions:

 Net proceeds from units sold                        -            131          42,785              -              -

 Cost of units redeemed                       (62,166)      (168,995)     (3,668,614)      (209,990)    (1,654,160)

 Net transfers                                (11,748)         11,579       (552,160)       (78,741)        180,675

 Contract maintenance charge                      (71)          (232)         (4,865)          (975)        (1,676)
                                          -------------------------------------------------------------------------
 Increase (decrease) in net assets
 from capital transactions                    (73,985)      (157,517)     (4,182,854)      (289,706)    (1,475,161)
                                          -------------------------------------------------------------------------

Increase (decrease) in net assets             (31,232)       (37,127)     (2,087,540)      (227,625)    (1,141,051)

Net assets at beginning of period              231,797      1,259,606      17,826,430      1,664,973      5,804,410
                                          -------------------------------------------------------------------------
Net assets at end of period                  $ 200,565    $ 1,222,479    $ 15,738,890    $ 1,437,348    $ 4,663,359
                                          =========================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:

 Units sold                                          -             24           4,588              -              -

 Units redeemed                                (7,341)       (29,736)       (435,830)       (27,832)      (195,190)

 Units transferred                             (1,895)          2,055        (66,255)       (10,578)         21,165
                                          -------------------------------------------------------------------------
Increase (decrease)
 in units outstanding                          (9,236)       (27,657)       (497,497)       (38,410)      (174,025)

Beginning units                                 30,483        218,632       2,212,593        227,017        707,569
                                          -------------------------------------------------------------------------
Ending units                                    21,247        190,975       1,715,096        188,607        533,544
                                          =========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                                                           Principal
                                                 LargeCap        LargeCap       MidCap       Money          Capital
                                                   Blend          Growth        Blend        Market       Appreciation
                                                Account II        Account      Account       Account        Account
                                                 (Class 2)       (Class 2)    (Class 2)     (Class 2)      (Class 2)
                                                ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From operations:

  Net investment income (loss)                        $ 2,155    $ (6,084)      $ 4,838     $ (47,483)      $ (12,448)

  Net realized gains (losses)                        (20,351)        8,573    (142,238)              -          59,120

  Change in net unrealized appreciation
    (depreciation) of investments                      77,387       56,038      300,958              -         381,531
                                                ----------------------------------------------------------------------
    Increase (decrease) in net assets
     from operations                                   59,191       58,527      163,558       (47,483)         428,203
                                                ----------------------------------------------------------------------

From capital transactions:

  Net proceeds from units sold                            292            -            -         62,823             211

  Cost of units redeemed                             (36,176)     (40,343)    (171,064)    (2,292,729)       (920,054)

  Net transfers                                      (12,577)       17,444        9,739        498,049        (69,723)

  Contract maintenance charge                           (314)        (118)        (309)        (1,862)         (1,211)
                                                ----------------------------------------------------------------------
    Increase (decrease) in net assets
     from capital transactions                       (48,775)     (23,017)    (161,634)    (1,733,719)       (990,777)
                                                ----------------------------------------------------------------------

Increase (decrease) in net assets                      10,416       35,510        1,924    (1,781,202)       (562,574)

Net assets at beginning of period                     572,095      387,148      815,986      4,033,163       4,111,445
                                                ----------------------------------------------------------------------
Net assets at end of period                         $ 582,511    $ 422,658    $ 817,910    $ 2,251,961     $ 3,548,871
                                                ======================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:

  Units sold                                               54           -           -           10,608              20

  Units redeemed                                      (6,464)     (6,507)      (18,582)      (387,393)        (83,471)

  Units transferred                                   (2,082)       2,629         1,236         84,083         (6,178)
                                                ----------------------------------------------------------------------

Increase (decrease) in units outstanding              (8,492)     (3,878)      (17,346)      (292,702)        (89,629)

Beginning units                                       100,674      64,764        97,970        677,053         376,687
                                                ----------------------------------------------------------------------
Ending units                                           92,182      60,886        80,624        384,351         287,058
                                                ======================================================================

                                                                                  SAM             SAM            SAM
                                                Real Estate       SAM         Conservative    Conservative     Flexible
                                                Securities      Balanced        Balanced         Growth         Income
                                                  Account       Portfolio       Portfolio       Portfolio      Portfolio
                                                 (Class 2)      (Class 2)       (Class 2)       (Class 2)      (Class 2)
                                                -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From operations:

  Net investment income (loss)                     $ 5,462     $ 1,070,653       $ 182,405      $ 456,060       $ 404,000

  Net realized gains (losses)                     (81,537)     (1,049,046)       (251,661)    (1,302,638)       (812,082)

  Change in net unrealized appreciation
      (depreciation) of investments                176,472       6,038,569         804,178      4,385,911       1,364,154
                                                -------------------------------------------------------------------------

    Increase (decrease) in net assets
from operations                                    100,397       6,060,176         734,922      3,539,333         956,072
                                                -------------------------------------------------------------------------
From capital transactions:

  Net proceeds from units sold                           -         471,560               -        138,789          58,564

  Cost of units redeemed                          (155,287)    (11,264,977)     (1,867,750)    (5,510,620)     (4,027,957)

  Net transfers                                      25,204         286,008          82,674      (756,617)       (286,945)

  Contract maintenance charge                         (232)        (15,134)         (1,876)        (8,747)         (4,315)
                                                 -------------------------------------------------------------------------
    Increase (decrease) in net assets
from capital transactions                         (130,315)    (10,522,543)     (1,786,952)    (6,137,195)     (4,260,653)
                                                 -------------------------------------------------------------------------
Increase (decrease) in net assets                  (29,918)     (4,462,367)    (1,052,030)     (2,597,862)     (3,304,581)

Net assets at beginning of period                  460,675      59,616,382      8,207,867      32,078,347      13,907,215
                                                 -------------------------------------------------------------------------
Net assets at end of period                      $ 430,757    $ 55,154,015    $ 7,155,837    $ 29,480,485    $ 10,602,634
                                                 =========================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:

  Units sold                                             -          48,362               -         14,430           6,764

  Units redeemed                                    (9,215)     (1,164,966)       (253,570)      (582,952)       (463,604)

  Units transferred                                   1,500          30,150          16,200       (85,459)        (34,079)
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding            (7,715)     (1,086,454)       (237,370)      (653,981)       (490,919)

Beginning units                                     32,241       6,366,836       1,127,485      3,492,282       1,647,151
                                                 -------------------------------------------------------------------------
Ending units                                        24,526       5,280,382         890,115      2,838,301       1,156,232
                                                 =========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                                                   Columbia
                                                                                                   Variable
                                              SAM                                                  Portfolio
                                           Strategic      Short-Term      SmallCap    SmallCap      - Asset
                                            Growth          Income         Growth      Value      Allocation
                                           Portfolio        Account      Account II   Account I      Fund
                                           (Class 2)       Class 2)      (Class 2)    (Class 2)   (Class 1)
                                          ------------------------------------------------------------------
INCREASE (DECREASE)
 IN NET ASSETS:

From operations:

 Net investment income (loss)                 $ 97,629        $ 5,523    $ (4,734)    $ (1,187)      $ 7,530

 Net realized gains (losses)                 (687,760)          5,363        4,297     (14,902)     (95,853)

 Change in net unrealized
  appreciation
 (depreciation) of investments               2,547,357         35,871       66,550       45,117      163,982
                                          ------------------------------------------------------------------
 Increase (decrease)
  in net assets
 from operations                             1,957,226         46,757       66,113       29,028       75,659
                                          ------------------------------------------------------------------

From capital transactions:

 Net proceeds from units sold                    7,164              -           38            -            -

 Cost of units redeemed                    (1,832,742)      (271,078)     (35,198)     (24,145)    (145,821)

 Net transfers                               (298,313)        342,496       41,735       59,632     (68,461)

 Contract maintenance charge                   (4,471)          (585)         (89)         (54)        (234)
                                          ------------------------------------------------------------------
 Increase (decrease)
  in net assets
 from capital transactions                 (2,128,362)         70,833        6,486       35,433    (214,516)
                                          ------------------------------------------------------------------

Increase (decrease) in net assets            (171,136)        117,590       72,599       64,461    (138,857)

Net assets at beginning of period           15,515,066      1,734,111      262,664      104,411      855,920
                                          ------------------------------------------------------------------
Net assets at end of period               $ 15,343,930    $ 1,851,701    $ 335,263    $ 168,872    $ 717,063
                                          ==================================================================

ANALYSIS OF INCREASE (DECREASE)-
 IN UNITS OUTSTANDING:

 Units sold                                        618              -            7            -            -

 Units redeemed                              (184,323)       (37,590)      (6,544)      (2,807)     (13,735)

 Units transferred                            (33,973)         47,208        7,793        7,122      (6,631)
                                          ------------------------------------------------------------------
Increase (decrease) in
 units outstanding                           (217,678)          9,618        1,256        4,315     (20,366)
Beginning units                              1,614,716        244,737       50,781       13,920       81,637
                                          ------------------------------------------------------------------
Ending units                                 1,397,038        254,355       52,037       18,235       61,271
                                          ==================================================================

                                                                             Columbia
                                              Columbia       Columbia        Variable       Columbia       Columbia
                                              Variable       Variable       Portfolio       Variable       Variable
                                            Portfolio -      Portfolio       - Marsico      Portfolio      Portfolio
                                           Small Company      - High         Focused        - Marsico   - Marsico 21st
                                            Growth Fund     Income Fund   Equities Fund    Growth Fund   Century Fund
                                            (Class 1)        (Class 1)      (Class 1)       (Class 1)      (Class 1)
                                           ---------------------------------------------------------------------------
INCREASE (DECREASE)
 IN NET ASSETS:

From operations:

 Net investment income (loss)               $ (30,652)     $ 1,495,758     $ (491,931)     $ (52,893)     $ (24,828)

 Net realized gains (losses)                  (63,232)        (91,863)     (1,128,060)        229,575         29,396

 Change in net unrealized
  appreciation
 (depreciation) of investments                 545,310         867,201       8,101,959       460,039         227,608
                                           --------------------------------------------------------------------------
 Increase (decrease)
  in net assets
 from operations                               451,426       2,271,096       6,481,968        636,721        232,176
                                           --------------------------------------------------------------------------

From capital transactions:

 Net proceeds from units sold                      760         971,009       1,023,313         46,418              -

 Cost of units redeemed                      (371,784)     (4,135,724)     (7,481,599)      (746,374)      (150,594)

 Net transfers                               (276,562)       4,011,952     (3,605,222)      (431,664)      (174,990)

 Contract maintenance charge                     (279)         (3,791)         (7,154)          (581)          (121)
                                           --------------------------------------------------------------------------
 Increase (decrease)
  in net assets
 from capital transactions                   (647,865)         843,446    (10,070,662)    (1,132,201)      (325,705)
                                           --------------------------------------------------------------------------

Increase (decrease) in net assets            (196,439)       3,114,542     (3,588,694)      (495,480)       (93,529)

Net assets at beginning of period            2,147,620      22,869,890      45,470,864      4,016,044      1,724,985
                                           --------------------------------------------------------------------------
Net assets at end of period                $ 1,951,181    $ 25,984,432    $ 41,882,170    $ 3,520,564    $ 1,631,456
                                           =========================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:

 Units sold                                         70          54,493          98,093          4,993              -

 Units redeemed                               (35,843)       (236,238)       (742,188)       (77,200)       (11,041)

 Units transferred                            (26,692)         224,000       (344,006)       (45,829)       (12,928)
                                           --------------------------------------------------------------------------
Increase (decrease) in
 units outstanding                            (62,465)          42,255       (988,101)      (118,036)       (23,969)

Beginning units                                221,739       1,372,893       4,675,588        441,440        131,028
                                           --------------------------------------------------------------------------
Ending units                                   159,274       1,415,148       3,687,487        323,404        107,059
                                           =========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)


                                                                      Columbia
                                                                      Variable          Columbia
                                                                     Portfolio -        Variable
                                                                       Marsico         Portfolio -
                                             Columbia Variable      International      Diversified       Asset          Global
                                              Portfolio - Mid       Opportunities        Equity        Allocation       Growth
                                              Cap Growth Fund           Fund           Income Fund       Fund            Fund
                                                (Class 1)             (Class 2)         (Class 1)      (Class 2)       (Class 2)
                                            ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $            (19,786)   $      (37,222)   $        853    $    315,485    $   (497,645)

Net realized gains (losses)                              (41,129)          (46,072)       (339,003)        222,670       5,020,092
Change in net unrealized appreciation
    (depreciation) of investments                        386,433           570,645         852,979       7,952,817      25,714,004
                                            ---------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      from  operations                                   325,518           487,351         514,829       8,490,972      30,236,451
                                            ---------------------------------------------------------------------------------------

From capital transactions:
Net proceeds from units sold                               1,274             1,762             836         681,141       1,523,117
Cost of units redeemed                                  (190,196)         (578,893)       (648,640)    (12,304,505)    (43,240,608)
Net transfers                                           (181,827)         (200,619)        (72,424)     (1,105,395)    (14,223,751)
Contract maintenance charge                                 (181)             (613)           (605)        (47,493)        (93,737)
                                            ---------------------------------------------------------------------------------------
    Increase (decrease) in net assets
     from capital transactions                          (370,930)         (778,363)       (720,833)    (12,776,252)    (56,034,979)
                                            ---------------------------------------------------------------------------------------

Increase (decrease) in net assets                        (45,412)         (291,012)       (206,004)     (4,285,280)    (25,798,528)
Net assets at beginning of period                      1,429,293         4,694,413       4,359,704      89,982,813     367,855,392
                                            ---------------------------------------------------------------------------------------
Net assets at end of period                 $          1,383,881    $    4,403,401    $  4,153,700    $ 85,697,533    $342,056,864
                                            =======================================================================================

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                                   121               108              73          46,369          72,560
Units redeemed                                           (19,866)          (36,248)        (63,200)       (848,371)     (2,090,642)
Units transferred                                        (20,195)          (12,077)         (5,337)        (81,429)       (716,534)
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in units
 outstanding                                             (39,940)          (48,217)        (68,464)       (883,431)     (2,734,616)
Beginning units                                          161,899           296,817         433,315       6,290,551      17,654,633
                                            ---------------------------------------------------------------------------------------
Ending units                                             121,959           248,600         364,851       5,407,120      14,920,017
                                            =======================================================================================

                                                                                  Asset        Cash
                                                              Growth-Income    Allocation    Management
                                             Growth Fund          Fund            Fund         Fund         Growth Fund
                                              (Class 2)         (Class 2)       (Class 3)    (Class 3)       (Class 3)
                                            ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $   (3,931,923)   $   (654,110)   $   284,333    $  (204,417)   $ (1,223,394)

Net realized gains (losses)                     (6,234,053)     (8,824,416)      (718,406)      (124,382)     (9,439,689)
Change in net unrealized appreciation
    (depreciation) of investments               78,325,484      48,296,794      4,927,663         69,184      45,605,236
                                            ----------------------------------------------------------------------------
    Increase (decrease) in net assets
      from  operations                          68,159,508      38,818,268      4,493,590       (259,615)     34,942,153
                                            ----------------------------------------------------------------------------

From capital transactions:
Net proceeds from units sold                     1,771,247       2,602,780        153,352         10,200         156,996
Cost of units redeemed                         (61,675,815)    (58,451,884)    (5,362,037)    (5,627,287)    (28,140,407)
Net transfers                                  (21,834,970)    (10,757,118)     1,111,035      1,788,739      (5,574,076)
Contract maintenance charge                       (124,005)       (136,787)       (17,080)        (8,153)        (90,746)
                                            ----------------------------------------------------------------------------
    Increase (decrease) in net assets
      from capital transactions                (81,863,543)    (66,743,009)    (4,114,730)    (3,836,501)    (33,648,233)
                                            ----------------------------------------------------------------------------

Increase (decrease) in net assets              (13,704,035)    (27,924,741)       378,860     (4,096,116)      1,293,920
Net assets at beginning of period              470,030,372     464,726,621     43,321,176     17,519,838     230,247,705
                                            ----------------------------------------------------------------------------
Net assets at end of period                 $  456,326,337    $436,801,880    $43,700,036    $13,423,722    $231,541,625
                                            =============================================================================

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                          98,025         174,339          3,452            459             862
Units redeemed                                  (3,535,278)     (3,909,092)      (122,941)      (254,486)       (176,867)
Units transferred                               (1,276,398)       (735,461)        25,397         80,458         (36,436)
                                            ----------------------------------------------------------------------------
Increase (decrease) in units
 outstanding                                    (4,713,651)     (4,470,214)       (94,092)      (173,569)       (212,441)
Beginning units                                 27,875,080      31,212,080      1,017,052        785,727       1,494,840
                                            ----------------------------------------------------------------------------
Ending units                                    23,161,429      26,741,866        922,960        612,158       1,282,399
                                            =============================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                                                    U.S.
                                                                                                Government/
                                                                                                    AAA-
                                                                                                   Rated        Growth and
                                            Growth-Income      High-Income     International     Securities       Income
                                                Fund            Bond Fund          Fund            Fund          Portfolio
                                             (Class 3)          (Class 3)       (Class 3)        (Class 3)      (Class VC)
                                            --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $      303,854    $  1,370,911    $      427,222    $   116,003    $ (2,280,514)

Net realized gains (losses)                    (11,204,828)     (2,381,401)       (1,039,367)        23,235      (7,916,288)
Change in net unrealized appreciation
    (depreciation) of investments               29,975,506       3,887,734         3,587,975      1,060,078      44,657,257
                                            --------------------------------------------------------------------------------
    Increase (decrease) in net
     assets from operations                     19,074,532       2,877,244         2,975,830      1,199,316      34,460,455
                                            --------------------------------------------------------------------------------

From capital transactions:
Net proceeds from units sold                       314,169          11,067            39,675        102,021      19,048,164
Cost of units redeemed                         (29,839,580)     (3,185,266)       (7,754,817)    (4,389,328)    (21,744,454)
Net transfers                                   (6,021,642)       (257,326)       (2,520,243)     1,823,448        (809,567)
Contract maintenance charge                        (97,849)         (9,602)          (23,159)       (10,766)        (53,596)
                                            --------------------------------------------------------------------------------
    Increase (decrease) in net assets
      from capital transactions                (35,644,902)     (3,441,127)      (10,258,544)    (2,474,625)     (3,559,453)
                                            --------------------------------------------------------------------------------

Increase (decrease) in net assets              (16,570,370)       (563,883)       (7,282,714)    (1,275,309)     30,901,002
Net assets at beginning of period              225,163,090      23,685,327        67,987,799     27,342,808     218,701,580
                                            --------------------------------------------------------------------------------
Net assets at end of period                 $  208,592,720    $ 23,121,444    $   60,705,085    $26,067,499    $249,602,582
                                            ================================================================================

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                           2,760             151               794          2,667       2,015,913
Units redeemed                                    (271,588)        (42,338)         (166,332)      (116,576)     (2,059,587)
Units transferred                                  (55,862)         (5,011)          (56,479)        48,254          84,968
                                            --------------------------------------------------------------------------------
Increase (decrease) in units outstanding          (324,690)        (47,198)         (222,017)       (65,655)         41,294
Beginning units                                  2,051,954         334,808         1,417,411        753,235      21,685,033
                                            --------------------------------------------------------------------------------
Ending units                                     1,727,264         287,610         1,195,394        687,580      21,726,327
                                            ================================================================================








                                                                                                                     Sterling
                                                                                                    Sterling         Capital
                                                                   BB&T                              Capital        Strategic
                                             Mid Cap Value       Mid Cap     Sterling Capital        Special        Allocation
                                               Portfolio         Growth       Select Equity       Opportunities       Equity
                                              (Class VC)           VIF             VIF                 VIF             VIF
                                            ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $     (366,286)   $    (1,265)   $          (6,103)   $     (216,765)   $    (1,448)

Net realized gains (losses)                     (1,786,348)      (210,750)            (332,738)          (43,125)      (505,594)
Change in net unrealized appreciation
    (depreciation) of investments                8,917,117        206,633              509,195         1,978,210        767,966
                                            ------------------------------------------------------------------------------------
    Increase (decrease) in net
     assets from operations                      6,764,483         (5,382)             170,354         1,718,320        260,924
                                            ------------------------------------------------------------------------------------

From capital transactions:
Net proceeds from units sold                       119,803              -                1,720            59,145          1,354
Cost of units redeemed                          (4,483,186)        (5,074)            (170,028)       (1,005,043)      (524,877)
Net transfers                                     (395,201)    (1,298,375)             (93,297)           99,978         (9,301)
Contract maintenance charge                        (20,014)             -                 (233)           (1,523)          (337)
                                            ------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      from capital transactions                 (4,778,598)    (1,303,449)            (261,838)         (847,443)      (533,161)
                                            ------------------------------------------------------------------------------------

Increase (decrease) in net assets                1,985,885     (1,308,831)             (91,484)          870,877       (272,237)
Net assets at beginning of period               32,294,873      1,308,831            1,836,714        14,612,765      2,284,872
                                            ------------------------------------------------------------------------------------
Net assets at end of period                 $   34,280,758    $         -    $       1,745,230    $   15,483,642    $ 2,012,635
                                            ====================================================================================

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                           9,990              -                  210             4,472            156
Units redeemed                                    (378,205)          (580)             (20,268)          (74,908)       (56,057)
Units transferred                                  (40,609)      (151,055)             (10,572)          (12,107)          (466)
                                            ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          (408,824)      (151,635)             (30,630)          (82,543)       (56,367)
Beginning units                                  2,906,341        151,635              221,514         1,117,946        254,380
                                            ------------------------------------------------------------------------------------
Ending units                                     2,497,517              -              190,884         1,035,403        198,013
                                            ====================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                                            Franklin
                                                                                            Templeton
                                                                 MTB                           VIP
                                               Sterling        Managed        Franklin      Founding
                                                Capital      Allocation        Income         Funds        Allocation
                                             Total Return      Fund -       Securities     Allocation       Balanced
                                                Bond           Moderate         Fund          Fund          Portfolio
                                                 VIF          Growth II      (Class 2)      (Class 2)     (Class 3)(1)
                                            --------------------------------------------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $     200,665    $        (4)   $ 1,416,438    $   227,778    $     368,970

Net realized gains (losses)                       178,867             (2)       165,580       (677,308)          95,983
Change in net unrealized appreciation
    (depreciation) of investments                 124,815             34      2,071,101      3,300,893        1,151,418
                                            -----------------------------------------------------------------------------
    Increase (decrease) in net assets
        from operations                           504,347             28      3,653,119      2,851,363        1,616,371
                                            -----------------------------------------------------------------------------

From capital transactions:
Net proceeds from units sold                      196,549              -     13,666,291      5,197,157       23,395,666
Cost of units redeemed                           (650,059)             -     (1,817,438)    (3,014,319)        (864,961)
Net transfers                                    (263,183)             -     11,212,618      1,825,238        8,695,004
Contract maintenance charge                        (1,046)           (47)        (2,392)        (3,354)            (157)
                                            -----------------------------------------------------------------------------
    Increase (decrease) in net assets
      from capital transactions                  (717,739)           (47)    23,059,079      4,004,722       31,225,552
                                            -----------------------------------------------------------------------------

Increase (decrease) in net assets                (213,392)           (19)    26,712,198      6,856,085       32,841,923
Net assets at beginning of period               9,457,386            394     20,645,365     29,523,958                -
                                            -----------------------------------------------------------------------------
Net assets at end of period                 $   9,243,994    $       375    $47,357,563    $36,380,043    $  32,841,923
                                            =============================================================================

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                         15,865              -      1,384,059        606,515        2,149,626
Units redeemed                                    (53,539)            (5)      (185,314)      (350,724)         (80,023)
Units transferred                                 (26,192)             -      1,143,253        214,413          797,775
                                            -----------------------------------------------------------------------------
Increase (decrease) in units outstanding          (63,866)            (5)     2,341,998        470,204        2,867,378
Beginning units                                   813,916             44      2,198,185      3,482,506                -
                                            -----------------------------------------------------------------------------
Ending units                                      750,050             39      4,540,183      3,952,710        2,867,378
                                            =============================================================================

                                                               Allocation
                                              Allocation        Moderate       Allocation          Real
                                                Growth           Growth         Moderate          Return
                                              Portfolio        Portfolio        Portfolio        Portfolio
                                            (Class 3) (1)    (Class 3) (1)    (Class 3) (1)    (Class 3) (1)
                                            -----------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $       8,452    $     400,093    $     430,640    $     307,674

Net realized gains (losses)                       (16,906)          32,110           52,400          117,797
Change in net unrealized appreciation
    (depreciation) of investments                 395,572        3,286,796        2,110,315         (400,707)
                                            -----------------------------------------------------------------
    Increase (decrease) in net assets
        from operations                           387,118        3,718,999        2,593,355           24,764
                                            -----------------------------------------------------------------

From capital transactions:
Net proceeds from units sold                    3,712,526       41,240,339       31,996,178       51,950,544
Cost of units redeemed                            (44,999)        (571,940)        (424,315)      (1,297,808)
Net transfers                                     485,448       11,120,775       10,049,553       33,744,152
Contract maintenance charge                          (381)            (105)            (117)            (347)
                                            -----------------------------------------------------------------
    Increase (decrease) in net assets
      from capital transactions                 4,152,594       51,789,069       41,621,299       84,396,541
                                            -----------------------------------------------------------------

Increase (decrease) in net assets               4,539,712       55,508,068       44,214,654       84,421,305
Net assets at beginning of period                       -                -                -                -
                                            -----------------------------------------------------------------
Net assets at end of period                 $   4,539,712    $  55,508,068    $  44,214,654    $  84,421,305
                                            =================================================================

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                        372,674        3,985,992        2,989,037        4,561,130
Units redeemed                                     (4,327)         (54,468)         (39,177)        (113,607)
Units transferred                                  43,079        1,061,072          930,244        2,958,365
                                            -----------------------------------------------------------------
Increase (decrease) in units outstanding          411,426        4,992,596        3,880,104        7,405,888
Beginning units                                         -                -                -                -
                                            -----------------------------------------------------------------
Ending units                                      411,426        4,992,596        3,880,104        7,405,888
                                            =================================================================

(1) For the period from January 19, 2010 (inception) to December 31, 2010.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1.     ORGANIZATION

Variable Separate Account of SunAmerica Annuity and Life Assurance Company (the "Separate Account") is an investment account of SunAmerica Annuity and Life Assurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of SAFG Retirement Services, Inc. (formerly known as AIG Retirement Services, Inc.), the retirement services and asset management organization within American International Group, Inc. ("American International Group"). American International Group is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. AIG Retirement Services, Inc. changed its name to SAFG Retirement Services, Inc. on June 10, 2010. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account offers the following variable annuity products: American Pathway II, Polaris, Polaris Advantage, Polaris Advantage II, Polaris Advisor, Polaris Advisor III, Polaris Choice, Polaris Choice II, Polaris Choice III, Polaris Choice IV, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Platinum III, Polaris Preferred Solution, Polaris Protector, Polaris Retirement Protector, PolarisAmerica, WM Diversified Strategies, and WM Diversified Strategies III.

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is composed of a total of 178 variable portfolios of different classes (the "Variable Account"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2, and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety currently available Class 1, Class 2, and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"), (4) the thirty-six currently available Class 1 and Class 2 investment portfolios of the Principal Variable Contracts Funds, Inc. (the "Principal Funds"), (5) the two currently available Class 1 investment portfolios of the Columbia Funds Variable Insurance Trust (the "Columbia Trust"), (6) the six currently available Class 1 and Class 2 investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (7) the one currently available Class 1 investment portfolio of the Columbia Funds Variable Series Trust II (the "Columbia Trust II"), (8) the eleven currently available Class 2 and VARIABLE Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"), (9) the two currently available Class VC investment portfolios of the Lord

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1.     ORGANIZATION (continued)

Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (10) the four currently available investment portfolios of the Sterling Capital Variable Insurance Funds (the "Sterling Capital Funds"), (11) the one currently available investment portfolio of the MTB Group of Funds (the "MTB Trust"), (12) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"), or (13) the five currently available Class 3 investment portfolios of the Seasons Series Trust (the "Seasons Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and the SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the Principal Funds, the Franklin Templeton Trust, and the American Series, the Class 2 shares in the Columbia Trust I, the Series II shares in the Invesco Funds, the Class 3 shares of the Anchor Trust, the SunAmerica Trust, and the Seasons Trust, and the shares of the MTB Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund and the shares of the Sterling Capital Funds are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Seasons Trust, the Invesco Funds, the Principal Funds, the Columbia Trust, the Columbia Trust I, the Columbia Trust II, the American Series, the Lord Abbett Fund, the Sterling Capital Funds, the MTB Trust, and the Franklin Templeton Trust (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, the SunAmerica Trust, and the Seasons Trust are affiliated investment companies. The contract holder may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. These financial statements include balances allocated by the contract holders to the Variable Accounts and do not include balances allocated to the General Account.

On February 1, 2011, the BB&T Variable Insurance Funds were re-branded as the Sterling Capital Funds.

On April 29, 2011, Columbia Large Cap Value Fund, Variable Series portfolio of the Columbia Funds Variable Insurance Trust (the "Columbia Trust") merged into the RiverSource Variable Portfolio - Diversified Equity Income Fund of the Columbia Funds Variable Series Trust II (the "Columbia Trust II"). On that date, all assets and liabilities of the Columbia Large Cap Value Fund, Variable Series portfolio were transferred to the RiverSource Variable Portfolio - Diversified Equity Income Fund portfolio in exchange for shares of the Columbia Large Cap Value Fund, Variable Series portfolio with the same net asset value as the net assets transferred. These changes did not result in tax consequences and the unit value of each Variable Account remained the same.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1.     ORGANIZATION (continued)

On May 1, 2011, the portfolios of the Sterling Capital Funds were re-branded as follows:

Predecessor BB&T Funds Portfolio          Current Sterling Capital Funds Portfolio
---------------------------------------   -----------------------------------
BB&T Select Equity VIF                    Sterling Capital Select Equity VIF
BB&T Special Opportunities Equity VIF     Sterling Capital Special Opportunities VIF
BB&T Capital Manager Equity VIF           Sterling Capital Strategic Allocation Equity VIF
BB&T Total Return Bond VIF                Sterling Capital Total Return Bond VIF

On May 2, 2011, the RiverSource Variable Portfolio - Diversified Equity Income Fund was renamed the Columbia Variable Portfolio - Diversified Equity Income Fund portfolio. The predecessor and current portfolio before and after the changes are listed below.

Predecessor Columbia Trust Portfolio      Current Columbia Trust II Portfolio
---------------------------------------   -----------------------------------
Columbia Large Cap Value Fund,            Columbia Variable Portfolio -
  Variable Series                           Diversified Equity Income Fund

On May 2, 2011, the following portfolios and Trust were renamed. The predecessor and current portfolios and trusts before and after the change are listed below.

Predecessor Columbia Trust Portfolio      Current Columbia Trust Portfolio
---------------------------------------   -----------------------------------
Columbia Asset Allocation Fund,           Columbia Variable Portfolio -
  Variable Series                           Asset Allocation Fund
Columbia Small Company Growth Fund,       Columbia Variable Portfolio -
  Variable Series                           Small Company Growth Fund
Columbia High Yield Fund,                 Columbia Variable Portfolio -
  Variable Series                           High Income Fund
Columbia Marsico Focused Equities Fund,   Columbia Variable Portfolio -
  Variable Series                           Marsico Focused Equities Fund
Columbia Marsico Growth Fund,             Columbia Variable Portfolio -
  Variable Series                           Marsico Growth Fund
Columbia Marsico 21st Century Fund,       Columbia Variable Portfolio -
  Variable Series                           Marsico 21st Century Fund
Columbia Mid Cap Growth Fund,             Columbia Variable Portfolio -
  Variable Series                           Mid Cap Growth Fund
Columbia Marsico International            Columbia Variable Portfolio -
  Opportunities Fund, Variable Series       Marsico International Opportunities Fund

Effective May 2, 2011, the Columbia Trust, the Columbia Trust I, and the Columbia Trust II renamed the Class A of shares of Columbia Variable Portfolio - Asset Allocation Fund, Columbia Variable Portfolio - Small Company Growth Fund, Columbia Variable Portfolio - High Income Fund, Columbia Variable Portfolio - Marsico Focused Equities Fund, Columbia Variable Portfolio - Marsico Growth Fund, Columbia Variable Portfolio -

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1.     ORGANIZATION (continued)

Marsico 21st Century Fund, Columbia Variable Portfolio - Mid Cap Growth Fund, and Columbia Variable Portfolio - Diversified Equity Income Fund portfolios, which were not subject to 12b-1 distribution fees, with Class 1 shares which are not subject to 12b-1 distribution fees. On the same date, the Columbia Trust I renamed the Class B of shares of Columbia Variable Portfolio - Marsico International Opportunities Fund, which was subject to 12b-1 distribution fees of 0.25%, with Class 2 shares which remain subject to 12b-1 distribution fees of 0.25%.

2.     SUMMARY  OF  SIGFINICANT  ACCOUNTING  POLICIES

INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitzation as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4.0% assumed interest rate.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Transfers are recorded as cost of units redeemed or as net proceeds from units sold in the accompanying Statements of Changes in Net Assets.

Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

3.     FAIR  VALUE  MEASUREMENTS

Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurements in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets, and most mutual funds.

Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal, and provincial obligations, hybrid securities, and derivative contracts.

Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

3.     FAIR  VALUE  MEASUREMENTS  (continued)

is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

The Separate Account assets measured at fair value as of December 31, 2011 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 as of December 31, 2011 and for the year then ended. The Separate Account had no liabilities as of December 31, 2011. See the Schedules of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2011, and respective hierarchy level.

4.     CHARGES  AND  DEDUCTIONS

Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of up to 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge ranging from $30 to $50 is charged against contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statements of Changes in Net Assets.

SEPARATE ACCOUNT ANNUAL CHARGE: The Separate Account deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account Annual Charges are recorded as a charge in the Statements of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows: American Pathway II, 1.30% or 1.40%; Polaris, 1.52%; Polaris II, 1.52% or 1.77%; PolarisAmerica, 1.52% or 1.77%; Polaris Platinum, 1.52% or 1.77%; WM

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4.     CHARGES  AND  DEDUCTIONS (continued)

Diversified Strategies, 1.40%, 1.55%, or 1.80%; Polaris Protector, 1.52% or 1.77%; Polaris Choice, 1.52%, 1.72%, or 1.97%; WM Diversified Strategies III, 1.55%, 1.70%, or 1.95%; Polaris Platinum II, 1.52%, 1.77%, or 2.02%; Polaris
Choice II, 1.52%, 1.72%, or 1.97%; Polaris Advisor, 1.52%, 1.72%, or 1.97%;
Polaris Choice III, 1.52%, 1.77%, 2.02%, or 2.17%; Polaris Preferred Solution, 1.15%, 1.40%, 1.55%, 1.65%, 1.80%, 1.90%, or 2.05%; Polaris Advantage, 1.65%,
1.90%, or 2.30%; Polaris Advisor III, 1.65%, 1.90%, or 2.30%; Polaris Platinum III, 1.30%, 1.55%, or 1.95%; Polaris Choice IV, 1.65%, 1.90%, or 2.30%; Polaris
Advantage II, 1.30%, 1.55%, 1.90%, or 2.15%; Polaris Retirement Protector, 1.30%, 1.55%, or 1.80%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Choice, Polaris II, Polaris Choice II, PolarisAmerica, Polaris Platinum, Polaris Platinum II, WM Diversified Strategies, and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee will range from 0.10% to 0.45% of the income benefit base (as defined in the prospectus), deducted annually from the contract value, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges.

CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee ranges from 0.10% to 0.65% of the contract value minus purchase payments received after the 90(th) day from the contract issue date. The fee is

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4.     CHARGES  AND  DEDUCTIONS (continued)

deducted quarterly from the contract value during the waiting period, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, AND MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Two, Income Rewards, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution, and Polaris Advantage. The MarketLock for Two feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, and Polaris Preferred Solution. The Income Rewards feature is offered in Polaris Protector, Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, and Polaris Preferred Solution. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal, and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the maximum anniversary value benefit base (as defined in the prospectus) is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

The MarketLock for Life Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution, and Polaris Advantage. The annual fee ranges from 0.65% to 0.95% for one covered person and from 0.90% to 1.25% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

The MarketLock Income Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Advisor III, Polaris Preferred Solution, Polaris Platinum III, and Polaris Advantage. The annual fee ranges from 0.85% to 1.10% for one covered person and from 1.10% to 1.35% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible,

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4.     CHARGES  AND  DEDUCTIONS (continued)
       ------------------------------------

or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

The MarketLock for Life feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Choice IV, Polaris Preferred Solution, Polaris Platinum III, and Polaris Advantage. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

SUNAMERICA  INCOME  PLUS  AND  SUNAMERICA  INCOME  BUILDER  FEE:  The  optional
SunAmerica Income Plus and SunAmerica Income Builder features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The SunAmerica Income Plus feature is offered in Polaris Platinum III, Polaris Choice III, Polaris Choice IV, Polaris Advantage, Polaris Advantage II, Polaris Retirement Protector and Polaris Preferred Solution. The SunAmerica Income Builder feature is offered in Polaris Platinum III, Polaris Choice III, Polaris Choice IV, Polaris Advantage, Polaris Advantage II and Polaris Preferred Solution. The annual fee ranges from 0.60% to 2.20% for one covered person and 0.60% to 2.70% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The fee may change after the first year based on an index of market volatility. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

PREMIUM TAXES: Certain states charge the Company a tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statements of Changes in Net Assets.

SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2011 consist of the following:

                                                                        Cost of Shares                Proceeds from
Variable Account:                                                           Acquired                   Shares Sold
--------------------------------------------------                       -------------                --------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                                      $  5,756,005                 $ 24,846,271
Capital Appreciation Portfolio (Class 1)                                     8,169,362                   66,080,778
Government and Quality Bond Portfolio (Class 1)                             10,537,845                   38,087,536
Growth Portfolio (Class 1)                                                   3,978,820                   23,934,576
Natural Resources Portfolio (Class 1)                                       22,603,209                   15,932,699
Asset Allocation Portfolio (Class 2)                                           994,221                    3,169,143
Capital Appreciation Portfolio (Class 2)                                     2,974,305                   15,788,264
Government and Quality Bond Portfolio (Class 2)                              6,197,446                   19,444,128
Growth Portfolio (Class 2)                                                     605,584                    7,573,961
Natural Resources Portfolio (Class 2)                                        5,775,346                    4,481,983
Asset Allocation Portfolio (Class 3)                                        13,080,343                    8,780,676
Capital Appreciation Portfolio (Class 3)                                    82,750,956                   77,444,536
Government and Quality Bond Portfolio (Class 3)                            131,007,063                  158,202,378
Growth Portfolio (Class 3)                                                  10,574,624                   29,857,038
Natural Resources Portfolio (Class 3)                                       72,979,549                   35,504,613

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                                     $    528,932                 $  6,046,170
Alliance Growth Portfolio (Class 1)                                          3,584,882                   34,182,984
Balanced Portfolio (Class 1)                                                 2,726,173                   11,421,833
Blue Chip Growth Portfolio (Class 1)                                         5,336,822                    3,658,490
Capital Growth Portfolio (Class 1)                                             511,105                    1,883,829
Cash Management Portfolio (Class 1)                                         49,062,167                   70,580,453
Corporate Bond Portfolio (Class 1)                                          12,224,808                   27,486,541
Davis Venture Value Portfolio (Class 1)                                      6,169,105                   95,415,746
"Dogs" of Wall Street Portfolio (Class 1)                                    3,730,238                    4,475,500
Emerging Markets Portfolio (Class 1)                                         2,681,220                   16,437,549
Equity Opportunities Portfolio (Class 1)                                       376,068                    7,222,385
Fundamental Growth Portfolio (Class 1)                                         245,532                    8,251,496
Global Bond Portfolio (Class 1)                                              5,573,669                   11,684,053
Global Equities Portfolio (Class 1)                                          1,131,182                   10,115,684
Growth Opportunities Portfolio (Class 1)                                     3,472,320                    4,284,256
Growth-Income Portfolio (Class 1)                                            2,077,543                   26,455,468
High-Yield Bond Portfolio (Class 1)                                         22,816,764                   37,686,060
International Diversified Equities Portfolio (Class 1)                       5,051,135                   13,437,994
International Growth and Income Portfolio (Class 1)                          2,625,536                   12,198,070

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES  AND  SALES  OF  INVESTMENTS  (continued)

                                                        Cost of Shares   Proceeds from
Variable Account:                                          Acquired      Shares Sold
------------------------------------------------------  ---------------  --------------
SUNAMERICA TRUST (continued):
Marsico Focused Growth Portfolio (Class 1)                $   458,020    $ 3,910,015
MFS Massachusetts Investors Trust Portfolio (Class 1)       1,354,447     10,791,878
MFS Total Return Portfolio (Class 1)                        5,690,669     36,833,940
Mid-Cap Growth Portfolio (Class 1)                          2,293,213     10,783,350
Real Estate Portfolio (Class 1)                             3,578,926      8,506,173
Technology Portfolio (Class 1)                              1,800,266      4,308,709
Telecom Utility Portfolio (Class 1)                         2,433,856      3,077,395
Total Return Bond Portfolio (Class 1)                      11,934,039     16,247,366
Aggressive Growth Portfolio (Class 2)                         209,413      1,002,665
Alliance Growth Portfolio (Class 2)                           811,007      6,088,949
Balanced Portfolio (Class 2)                                  796,369      3,045,480
Blue Chip Growth Portfolio (Class 2)                          178,740      1,241,225
Capital Growth Portfolio (Class 2)                            330,041        524,490
Cash Management Portfolio (Class 2)                        10,281,881     15,293,506
Corporate Bond Portfolio (Class 2)                          3,396,205     11,354,645
Davis Venture Value Portfolio (Class 2)                     1,864,310     17,374,540
"Dogs" of Wall Street Portfolio (Class 2)                   1,123,619      2,203,083
Emerging Markets Portfolio (Class 2)                        1,257,933      3,341,170
Equity Opportunities Portfolio (Class 2)                      165,587      1,581,597
Foreign Value Portfolio (Class 2)                           2,102,440      7,892,835
Fundamental Growth Portfolio (Class 2)                        117,610        678,476
Global Bond Portfolio (Class 2)                             2,102,972      5,095,631
Global Equities Portfolio (Class 2)                           512,205      1,464,636
Growth Opportunities Portfolio (Class 2)                    1,190,541      1,826,851
Growth-Income Portfolio (Class 2)                             685,225      2,545,293
High-Yield Bond Portfolio (Class 2)                         2,841,520      5,661,242
International Diversified Equities Portfolio (Class 2)      1,727,166      5,941,141
International Growth and Income Portfolio (Class 2)           777,185      2,596,085
Marsico Focused Growth Portfolio (Class 2)                    439,772      4,998,436
MFS Massachusetts Investors Trust Portfolio (Class 2)       1,597,710      3,811,671
MFS Total Return Portfolio (Class 2)                        2,075,420     11,587,131
Mid-Cap Growth Portfolio (Class 2)                            737,017      5,597,389
Real Estate Portfolio (Class 2)                               551,446      2,876,466
Small & Mid Cap Value Portfolio (Class 2)                   1,062,681      6,569,981
Technology Portfolio (Class 2)                                375,414      1,402,178
Telecom Utility Portfolio (Class 2)                           784,959        858,621
Total Return Bond Portfolio (Class 2)                       4,214,381      8,153,080
Aggressive Growth Portfolio (Class 3)                       7,383,104      4,791,018
Alliance Growth Portfolio (Class 3)                         6,973,216     30,984,498

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.     PURCHASES  AND  SALES  OF  INVESTMENTS  (continued)

                                                                         Cost of Shares              Proceeds from
Variable Account:                                                            Acquired                 Shares Sold
--------------------------------------------------                       --------------              --------------
SUNAMERICA TRUST (continued):
American Funds Asset Allocation SAST Portfolio (Class 3)                    $41,710,482                $12,609,000
American Funds Global Growth SAST Portfolio (Class 3)                       151,284,600                 15,503,499
American Funds Growth SAST Portfolio (Class 3)                               71,048,140                 26,379,685
American Funds Growth-Income SAST Portfolio (Class 3)                        47,077,190                 23,624,737
Balanced Portfolio (Class 3)                                                 18,791,562                  8,798,407
Blue Chip Growth Portfolio (Class 3)                                         28,843,448                  6,819,805
Capital Growth Portfolio (Class 3)                                            2,631,268                  8,927,042
Cash Management Portfolio (Class 3)                                         219,052,705                209,164,493
Corporate Bond Portfolio (Class 3)                                          170,939,785                118,966,715
Davis Venture Value Portfolio (Class 3)                                      81,944,762                 86,053,600
"Dogs" of Wall Street Portfolio (Class 3)                                    21,562,095                 12,575,087
Emerging Markets Portfolio (Class 3)                                         51,023,715                 32,130,359
Equity Opportunities Portfolio (Class 3)                                      2,769,794                  7,821,306
Foreign Value Portfolio (Class 3)                                           174,767,637                 56,613,546
Fundamental Growth Portfolio (Class 3)                                        5,718,211                 12,608,500
Global Bond Portfolio (Class 3)                                              73,906,962                 43,027,959
Global Equities Portfolio (Class 3)                                          10,965,231                  7,294,213
Growth Opportunities Portfolio (Class 3)                                     68,674,540                 22,847,093
Growth-Income Portfolio (Class 3)                                            37,545,900                  5,850,767
High-Yield Bond Portfolio (Class 3)                                          74,443,504                 58,459,812
International Diversified Equities Portfolio (Class 3)                       25,174,952                 38,524,153
International Growth and Income Portfolio (Class 3)                          28,003,257                 34,298,672
Marsico Focused Growth Portfolio (Class 3)                                   28,497,330                 10,517,642
MFS Massachusetts Investors Trust Portfolio (Class 3)                        81,556,664                 16,969,009
MFS Total Return Portfolio (Class 3)                                         26,509,445                 53,019,026
Mid-Cap Growth Portfolio (Class 3)                                           30,929,088                 17,707,440
Real Estate Portfolio (Class 3)                                              53,430,336                 38,148,314
Small & Mid Cap Value Portfolio (Class 3)                                   137,834,844                 77,670,560
Small Company Value Portfolio (Class 3)                                      66,756,114                 28,332,043
Technology Portfolio (Class 3)                                                7,861,008                  8,261,125
Telecom Utility Portfolio (Class 3)                                          11,811,313                  4,263,794
Total Return Bond Portfolio (Class 3)                                       293,821,474                102,955,731

INVESCO FUNDS (Series II):
Invesco Van Kampen V.I. Capital Growth Fund                                $  6,226,677               $  7,679,104
Invesco Van Kampen V.I. Comstock Fund                                        83,371,547                 50,009,307
Invesco Van Kampen V.I. Growth and Income Fund                               96,818,206                 78,837,228

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.     PURCHASES  AND  SALES  OF  INVESTMENTS  (continued)

                                                  Cost of Shares  Proceeds from
Variable Account:                                    Acquired      Shares Sold
------------------------------------------------  --------------  --------------
PRINCIPAL FUNDS:
Diversified International Account (Class 1)         $  124,982      $   385,720
Equity Income Account (Class 1)                        423,243        5,343,484
Government & High Quality Bond Account (Class 1)       799,244        1,524,997
Income Account (Class 1)                               269,989        2,807,654
LargeCap Blend Account II (Class 1)                     48,449        1,066,985
LargeCap Growth Account (Class 1)                       65,962          141,927
MidCap Blend Account (Class 1)                         480,425          863,666
Money Market Account (Class 1)                       1,305,923        2,767,482
Principal Capital Appreciation Account (Class 1)       124,144        3,417,864
Real Estate Securities Account (Class 1)                91,536          156,896
SAM Balanced Portfolio (Class 1)                     2,957,052       23,454,224
SAM Conservative Balanced Portfolio (Class 1)        2,169,452        1,731,675
SAM Conservative Growth Portfolio (Class 1)          1,420,998        7,202,464
SAM Flexible Income Portfolio (Class 1)              1,211,946        3,377,524
SAM Strategic Growth Portfolio (Class 1)               781,554        3,385,464
Short-Term Income Account (Class 1)                    340,754          592,855
SmallCap Growth Account II (Class 1)                    48,806          123,682
SmallCap Value Account I (Class 1)                      45,275           52,114
Diversified International Account (Class 2)             79,607          240,047
Equity Income Account (Class 2)                        107,194        4,004,205
Government & High Quality Bond Account (Class 2)        72,802          382,468
Income Account (Class 2)                                91,060        1,074,853
LargeCap Blend Account II (Class 2)                      2,772           84,103
LargeCap Growth Account (Class 2)                       15,197           57,208
MidCap Blend Account (Class 2)                          65,091          223,523
Money Market Account (Class 2)                         819,733        1,454,888
Principal Capital Appreciation Account (Class 2)        40,377        1,274,460
Real Estate Securities Account (Class 2)                19,759          219,630
SAM Balanced Portfolio (Class 2)                     2,500,495       13,324,399
SAM Conservative Balanced Portfolio (Class 2)          764,339        1,292,444
SAM Conservative Growth Portfolio (Class 2)          3,010,694        8,019,626
SAM Flexible Income Portfolio (Class 2)                874,595        1,817,341
SAM Strategic Growth Portfolio (Class 2)             1,036,121        4,773,965
Short-Term Income Account (Class 2)                  1,197,920        1,596,889
SmallCap Growth Account II (Class 2)                    13,289          112,580
SmallCap Value Account I (Class 2)                      57,226          135,015

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.     PURCHASES  AND  SALES  OF  INVESTMENTS  (continued)

                                                      Cost of Shares  Proceeds from
Variable Account:                                        Acquired      Shares Sold
------------------------------------------------      --------------  --------------
COLUMBIA TRUST (Class 1):
Columbia Variable Portfolio - Asset Allocation Fund     $   443,035    $    155,921
Columbia Variable Portfolio - Small Company
Growth Fund                                                  44,521         586,603

COLUMBIA TRUST I:
Columbia Variable Portfolio - High Income Fund
(Class 1)                                               $ 7,480,222    $ 10,933,586
Columbia Variable Portfolio - Marsico Focused
Equities Fund (Class 1)                                   2,129,144      11,156,394
Columbia Variable Portfolio - Marsico Growth
Fund (Class 1)                                              167,286       1,013,459
Columbia Variable Portfolio - Marsico 21st Century
Fund (Class 1)                                               56,827         227,444
Columbia Variable Portfolio - Mid Cap Growth Fund
 (Class 1)                                                   68,050         678,387
Columbia Variable Portfolio - Marsico International
Opportunities Fund (Class 2)                                283,426       1,152,363

COLUMBIA TRUST II (Class 1):
Columbia Variable Portfolio - Diversified Equity
Income Fund                                             $   181,655    $  1,154,671

AMERICAN SERIES:
Asset Allocation Fund (Class 2)                         $ 2,935,477    $ 15,774,495
Global Growth Fund (Class 2)                              9,879,240      74,905,443
Growth Fund (Class 2)                                     8,445,377     103,496,648
Growth-Income Fund (Class 2)                             11,619,941      91,776,674
AMERICAN SERIES (continued):
Asset Allocation Fund (Class 3)                         $ 2,277,477    $  8,560,766
Cash Management Fund (Class 3)                           12,044,554      13,532,455
Growth Fund (Class 3)                                     4,723,789      37,657,953
Growth-Income Fund (Class 3)                              3,837,006      34,048,888
High-Income Bond Fund (Class 3)                           6,599,284       8,155,494
International Fund (Class 3)                              1,511,655      10,303,114
U.S. Government/AAA-Rated Securities Fund (Class 3)       5,240,298       8,234,326

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                             $47,007,531    $ 39,303,438
Mid Cap Value Portfolio                                     927,700       7,777,811

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.     PURCHASES  AND  SALES  OF  INVESTMENTS  (continued)

                                                      Cost of Shares  Proceeds from
Variable Account:                                        Acquired      Shares Sold
------------------------------------------------      --------------  ---------------
STERLING CAPITAL FUNDS:
Sterling Capital Select Equity VIF                      $    237,325     $   526,610
Sterling Capital Special Opportunities VIF                 2,488,133       3,891,638
Sterling Capital Strategic Allocation Equity VIF              49,084         378,787
Sterling Capital Total Return Bond VIF                     2,267,923       3,697,644

MTB TRUST:
MTB Managed Allocation Fund - Moderate Growth II        $          6     $        55

FRANKLIN TEMPLETON TRUST (Class 2):
Franklin Income Securities Fund                         $ 68,248,423     $17,187,627
Franklin Templeton VIP Founding Funds Allocation Fund     12,911,850       7,492,984

SEASONS TRUST (Class 3):
Allocation Balanced Portfolio                           $ 63,723,502     $ 9,096,735
Allocation Growth Portfolio                               11,553,628       2,843,399
Allocation Moderate Growth Portfolio                      97,844,421       9,721,722
Allocation Moderate Portfolio                             87,503,257       7,907,230
Real Return Portfolio                                    135,989,848      30,944,615

6.   OTHER  MATTERS

     The Company is a subsidiary of American International Group. Information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC").

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2011, 2010, 2009, 2008, and 2007, follows:

                     At December 31                                      For the Year Ended December 31
--------------------------------------------------------    --------------------------------------------------------
                       Unit Fair Value                       Expense Ratio       Investment       Total Return
                         Lowest to           Net Assets         Lowest            Income           Lowest to
Year     Units         Highest ($) (4)          ($)          to Highest (1)      Ratio (2)        Highest (3)
----- ----------  -----------------------  -------------    --------------       ----------   ----------------------
Asset Allocation Portfolio (Class 1)
2011   4,606,167  26.79  to     27.51        126,687,967    1.52% to 1.77%            2.66%     -0.84%  to    -0.60%
2010   5,350,434  27.01  to     27.67        148,047,003    1.52% to 1.77%            2.69%     11.86%  to    12.14%
2009   6,064,925  24.15  to     24.68        149,654,165    1.52% to 1.77%            3.77%     20.16%  to    20.46%
2008   7,194,179  20.10  to     20.49        147,375,114    1.52% to 1.77%            3.09%    -24.40%  to   -24.21%
2007   8,873,343  26.59  to     27.03        239,833,843    1.52% to 1.77%            2.74%      6.54%  to     6.81%

Capital Appreciation Portfolio (Class 1)
2011   5,559,287  12.63  to     48.00 (5)    262,968,434    1.52% to 1.77%            0.00%     -8.68%  to    -8.45%
2010   6,597,464  13.83  to     52.43 (5)    339,813,674    1.52% to 1.77%            0.13%     20.58%  to    20.88%
2009   7,736,493  11.47  to     43.37 (5)    328,926,042    1.52% to 1.77%            0.00%     34.36%  to    34.70%
2008   9,603,733   8.54  to     32.20 (5)    300,820,039    1.52% to 1.77%            0.00%    -41.40%  to   -41.25%
2007  12,544,886  14.57  to     54.81 (5)    668,182,946    1.52% to 1.77%            0.33%     25.47%  to    25.78%

Government and Quality Bond Portfolio (Class 1)
2011   6,242,049  13.98  to     21.03        130,486,125    1.52% to 1.77%            3.08%      5.21%  to     5.47%
2010   7,751,361  13.28  to     19.94        153,478,309    1.52% to 1.77%            3.98%      3.15%  to     3.41%
2009   9,397,555  12.88  to     19.28        179,811,641    1.52% to 1.77%            4.66%      2.44%  to     2.69%
2008  11,993,175  12.57  to     18.78        223,101,020    1.52% to 1.77%            3.90%      2.50%  to     2.76%
2007  13,002,662  12.26  to     18.27        234,675,614    1.52% to 1.77%            3.75%      4.42%  to     4.69%

Growth Portfolio (Class 1)
2011   2,722,805  30.08  to     30.92         84,129,487    1.52% to 1.77%            0.72%     -7.90%  to    -7.67%
2010   3,315,995  32.66  to     33.48        110,972,743    1.52% to 1.77%            0.69%     12.14%  to    12.42%
2009   4,003,562  29.12  to     29.78        119,178,758    1.52% to 1.77%            1.12%     35.97%  to    36.31%
2008   4,907,778  21.42  to     21.85        107,186,478    1.52% to 1.77%            0.73%    -41.47%  to   -41.32%
2007   6,556,944  36.59  to     37.23        244,036,963    1.52% to 1.77%            0.69%      8.26%  to     8.53%

Natural Resources Portfolio (Class 1)
2011   1,334,816  45.11  to     46.36         61,850,374    1.52% to 1.77%            0.67%    -21.66%  to   -21.47%
2010   1,557,073  57.58  to     59.04         91,874,923    1.52% to 1.77%            0.88%     14.16%  to    14.45%
2009   1,922,741  50.44  to     51.58         99,135,192    1.52% to 1.77%            1.47%     55.30%  to    55.68%
2008   2,237,556  32.48  to     33.13         74,109,970    1.52% to 1.77%            0.86%    -50.68%  to   -50.56%
2007   3,208,730  65.85  to     67.01        214,948,823    1.52% to 1.77%            1.10%     37.74%  to    38.09%

Asset Allocation Portfolio (Class 2)
2011     362,705  25.91  to     27.09          9,754,826    1.52% to 1.97%            2.45%     -1.19%  to    -0.74%
2010     445,415  26.22  to     27.29         12,068,846    1.52% to 1.97%            2.55%     11.47%  to    11.97%
2009     534,495  23.52  to     24.37         12,952,662    1.52% to 1.97%            3.62%     19.74%  to    20.27%
2008     601,315  19.64  to     20.27         12,122,668    1.52% to 1.97%            2.93%    -24.66%  to   -24.32%
2007     700,449  26.07  to     26.78         18,679,976    1.52% to 1.97%            2.69%      6.17%  to     6.65%

Capital Appreciation Portfolio (Class 2)
2011   1,074,162  45.82  to     47.80 (5)     50,722,731    1.40% to 1.97%            0.00%     -9.00%  to    -8.48%
2010   1,297,490  50.35  to     52.23 (5)     67,059,315    1.40% to 1.97%            0.02%     20.16%  to    20.84%
2009   1,599,362  41.90  to     43.22 (5)     68,526,327    1.40% to 1.97%            0.00%     33.89%  to    34.66%
2008   2,019,308  31.30  to     32.10 (5)     64,342,219    1.40% to 1.97%            0.00%    -41.62%  to   -41.29%
2007   2,473,375  53.61  to     54.67 (5)    134,461,434    1.40% to 1.97%            0.22%     25.07%  to    25.78%

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                     At December 31                                          For the Year Ended December 31
--------------------------------------------------------    ----------------------------------------------------------------
                       Unit Fair Value                       Expense Ratio       Investment              Total Return
                         Lowest to           Net Assets         Lowest             Income                  Lowest to
Year     Units         Highest ($) (4)          ($)          to Highest (1)       Ratio (2)               Highest (3)
----- ----------  -----------------------  -------------    --------------       ----------   -------------------------------------
Government and Quality Bond Portfolio (Class 2)
2011   2,894,272  19.84  to     20.74         59,710,741    1.52% to 1.97%            2.88%        4.84%       to     5.31%
2010   3,615,043  18.93  to     19.69         70,840,016    1.52% to 1.97%            3.77%        2.79%       to     3.25%
2009   4,464,526  18.41  to     19.07         84,762,472    1.52% to 1.97%            4.53%        2.08%       to     2.54%
2008   5,547,521  18.04  to     18.60        102,765,344    1.52% to 1.97%            3.91%        2.15%       to     2.61%
2007   6,197,491  17.66  to     18.13        111,935,603    1.52% to 1.97%            3.63%        4.06%       to     4.53%

Growth Portfolio (Class 2)
2011     863,723  29.23  to     30.49         26,217,903    1.52% to 1.97%            0.54%       -8.22%       to    -7.81%
2010   1,065,457  31.84  to     33.07         35,104,300    1.52% to 1.97%            0.58%       11.75%       to    12.26%
2009   1,255,422  28.50  to     29.46         36,875,488    1.52% to 1.97%            0.91%       35.49%       to    36.10%
2008   1,528,935  21.03  to     21.64         33,008,654    1.52% to 1.97%            0.55%      -41.67%       to   -41.41%
2007   1,878,339  36.06  to     36.94         69,224,882    1.52% to 1.97%            0.56%        7.89%       to     8.37%

Natural Resources Portfolio (Class 2)
2011     306,705  43.84  to     45.83         13,926,958    1.52% to 1.97%            0.50%      -21.93%       to   -21.58%
2010     354,974  56.16  to     58.45         20,577,924    1.52% to 1.97%            0.77%       13.77%       to    14.27%
2009     440,030  49.36  to     51.15         22,331,708    1.52% to 1.97%            1.23%       54.76%       to    55.45%
2008     542,243  31.90  to     32.90         17,710,051    1.52% to 1.97%            0.74%      -50.85%       to   -50.63%
2007     677,466  64.90  to     66.65         44,896,542    1.52% to 1.97%            1.00%       37.27%       to    37.88%

Asset Allocation Portfolio (Class 3)
2011   1,411,518  10.96  to     11.64 (5)     29,785,008    1.15% to 2.30%            2.64%       -1.62%       to    -0.48% (6)
2010   1,089,320  11.14  to     11.70 (5)     26,111,044    1.15% to 2.30%            2.49%       10.78%       to    12.27% (6)
2009     971,609  10.06  to     10.42 (5)     22,884,366    1.15% to 2.30%            3.45%       19.66% (10)  to    20.56% (6)
2008   1,020,520   8.42  to      8.64 (5)     20,124,873    1.15% to 2.05%            2.83%      -25.07%       to   -24.13%
2007   1,204,679  11.23  to     11.39 (5)     31,765,835    1.15% to 2.05%            2.68%        5.72%       to     6.78% (6)

Capital Appreciation Portfolio (Class 3)
2011  12,477,127  11.45  to     12.10 (5)    377,129,549    1.15% to 2.30%            0.00%       -9.39%       to    -8.34% (6)
2010   9,407,507  12.63  to     13.20 (5)    399,561,339    1.15% to 2.30%            0.00%       19.65%       to    21.03%
2009   8,852,152  10.56  to     10.91 (5)    354,705,982    1.15% to 2.30%            0.00%       34.86%       to    34.98% (10)(6)
2008   9,645,069   7.91  to      8.09 (5)    296,122,416    1.15% to 2.05%            0.00%      -41.70%       to   -41.18%
2007   9,762,727  13.57  to     13.75 (5)    521,705,334    1.15% to 2.05%            0.15%       24.76%       to    25.94% (6)

Government and Quality Bond Portfolio (Class 3)
2011  33,622,521  11.72  to     12.31 (5)    607,330,250    1.15% to 2.30%            2.97%        4.39%       to     5.60% (6)
2010  33,724,258  11.23  to     11.66 (5)    614,635,115    1.15% to 2.30%            3.69%        2.34%       to     3.53%
2009  32,768,598  10.97  to     11.26 (5)    598,222,501    1.15% to 2.30%            4.59%        0.84% (10)  to     2.82% (6)
2008  31,721,186  10.72  to     10.95 (5)    570,555,593    1.15% to 2.05%            4.06%        1.96%       to     2.88%
2007  31,310,811  10.52  to     10.65 (5)    557,013,536    1.15% to 2.05%            3.80%        3.88%       to     4.81% (6)

Growth Portfolio (Class 3)
2011   4,240,566   9.31  to      9.87 (5)    112,152,534    1.15% to 2.30%            0.45%       -8.74%       to    -7.56% (6)
2010   4,614,824  10.20  to     10.68 (5)    139,438,193    1.15% to 2.30%            0.50%       10.84%       to    12.56%
2009   5,241,332   9.21  to      9.49 (5)    143,954,599    1.15% to 2.30%            0.77%       28.66% (10)  to    36.47%
2008   6,266,233   6.79  to      6.95 (5)    127,120,040    1.15% to 2.05%            0.44%      -41.76%       to   -41.25%
2007   6,064,625  11.66  to     11.83 (5)    218,730,283    1.15% to 2.05%            0.49%        7.41%       to     8.67% (6)

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7.  UNIT VALUES (continued)

                     At December 31                                            For the Year Ended December 31
--------------------------------------------------------    ---------------------------------------------------------------------
                       Unit Fair Value                       Expense Ratio       Investment            Total Return
                         Lowest to           Net Assets         Lowest            Income                Lowest to
Year     Units         Highest ($) (4)          ($)          to Highest (1)      Ratio (2)             Highest (3)
----- ----------  -----------------------  -------------    --------------       ----------   -----------------------------------
Natural Resources Portfolio (Class 3)
2011   4,279,355   9.34  to     10.08 (5)    126,949,654    1.15% to 2.30%            0.44%        -22.59%       to   -21.37% (6)
2010   3,317,100  12.07  to     12.82 (5)    157,516,099    1.15% to 2.30%            0.70%         11.91%       to    14.59%
2009   3,269,902  10.78  to     11.19 (5)    150,922,682    1.15% to 2.30%            1.09%         29.29% (10)  to    55.87%
2008   3,603,233   6.98  to      7.18 (5)    109,563,013    1.15% to 2.05%            0.66%        -50.95%       to   -50.50%
2007   3,133,647  14.22  to     14.50 (5)    200,622,720    1.15% to 2.05%            0.97%         36.41%       to    38.23% (6)

Aggressive Growth Portfolio (Class 1)
2011   1,999,119   6.61  to     12.83         25,562,835    1.52% to 1.77%            0.00%         -3.71%       to    -3.46%
2010   2,381,289   6.86  to     13.29         31,520,617    1.52% to 1.77%            0.00%         19.04%       to    19.34%
2009   2,788,887   5.76  to     11.14         30,938,865    1.52% to 1.77%            0.14%         38.02%       to    38.36%
2008   3,401,679   4.18  to      8.05         27,224,036    1.52% to 1.77%            0.61%        -53.47%       to   -53.35%
2007   4,460,489   8.97  to     17.25         76,503,300    1.52% to 1.77%            0.55%         -2.23%       to    -1.99%

Alliance Growth Portfolio (Class 1)
2011   5,058,971   8.45  to     31.70        159,262,670    1.52% to 1.77%            0.48%         -4.01%       to    -3.77%
2010   5,945,122   8.80  to     32.94        194,227,558    1.52% to 1.77%            0.83%          8.31%       to     8.58%
2009   7,055,815   8.12  to     30.34        212,426,679    1.52% to 1.77%            0.61%         38.56%       to    38.91%
2008   8,824,481   5.86  to     21.84        190,007,995    1.52% to 1.77%            0.15%        -41.78%       to   -41.63%
2007  11,463,534  10.07  to     37.42        423,159,668    1.52% to 1.77%            0.05%         12.60%       to    12.88%

Balanced Portfolio (Class 1)
2011   2,673,699   9.24  to     16.84         44,378,775    1.52% to 1.77%            1.73%          0.48%       to     0.73%
2010   3,220,885   9.20  to     16.72         52,795,983    1.52% to 1.77%            1.93%          9.88%       to    10.15%
2009   3,636,635   8.37  to     15.18         54,170,244    1.52% to 1.77%            3.40%         21.85%       to    22.16%
2008   4,198,298   6.87  to     12.43         51,897,036    1.52% to 1.77%            3.23%        -27.19%       to   -27.01%
2007   5,601,380   9.44  to     17.02         94,817,626    1.52% to 1.77%            2.76%          3.55%       to     3.81%

Blue Chip Growth Portfolio (Class 1)
2011   1,414,787   5.80  to      7.25          8,492,720    1.52% to 1.77%            0.22%         -7.25%       to    -7.01%
2010   1,151,423   6.25  to      7.79          7,453,970    1.52% to 1.77%            0.29%         10.54%       to    10.82%
2009   1,542,759   5.65  to      7.03          8,996,959    1.52% to 1.77%            0.34%         34.44%       to    34.78%
2008   1,575,290   4.20  to      5.22          6,818,684    1.52% to 1.77%            0.40%        -40.07%       to   -39.92%
2007   2,329,044   7.02  to      8.69         16,771,820    1.52% to 1.77%            0.33%         12.07%       to    12.35%

Capital Growth Portfolio (Class 1)
2011     755,156   7.10  to      7.30          5,501,152    1.52% to 1.77%            0.00%         -3.05%       to    -2.80%
2010     921,727   7.32  to      7.51          6,911,604    1.52% to 1.77%            0.00%          7.32%       to     7.59%
2009   1,168,646   6.82  to      6.98          8,146,440    1.52% to 1.77%            0.00%         40.98%       to    41.33%
2008   1,112,899   4.84  to      4.94          5,488,291    1.52% to 1.77%            0.00%        -46.13%       to   -45.99%
2007   1,483,536   8.99  to      9.15         13,549,487    1.52% to 1.77%            1.12%         11.56%       to    11.84%

Cash Management Portfolio (Class 1)
2011   4,708,811   9.90  to     13.07         61,353,836    1.52% to 1.77%            0.00%         -2.02%       to    -1.78%
2010   6,259,934  10.11  to     13.30         83,078,100    1.52% to 1.77%            0.00%         -1.98%       to    -1.74%
2009   7,890,791  10.31  to     13.54        106,567,407    1.52% to 1.77%            2.09%         -1.71%       to    -1.46%
2008  13,589,028  10.49  to     13.74        186,373,001    1.52% to 1.77%            3.70%         -0.59%       to    -0.35%
2007  11,415,409  10.55  to     13.79        157,085,537    1.52% to 1.77%            3.75%          2.68%       to     2.93%

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                     At December 31                                     For the Year Ended December 31
--------------------------------------------------------    --------------------------------------------------------
                       Unit Fair Value                       Expense Ratio       Investment       Total Return
                         Lowest to           Net Assets         Lowest            Income           Lowest to
Year     Units         Highest ($) (4)          ($)          to Highest (1)      Ratio (2)        Highest (3)
----- ----------  -----------------------  -------------    --------------       ----------   ----------------------
Corporate Bond Portfolio (Class 1)
2011   4,085,475  24.34  to         25.03    102,171,318    1.52% to 1.77%            6.22%      4.54%  to     4.81%
2010   4,937,540  23.28  to         23.88    117,817,851    1.52% to 1.77%            6.25%      9.02%  to     9.30%
2009   5,837,425  21.36  to         21.85    127,454,013    1.52% to 1.77%            6.18%     28.68%  to    29.00%
2008   6,240,647  16.60  to         16.94    105,636,170    1.52% to 1.77%            4.24%     -9.40%  to    -9.17%
2007   7,818,914  18.32  to         18.65    145,719,768    1.52% to 1.77%            3.85%      3.63%  to     3.89%

Davis Venture Value Portfolio (Class 1)
2011  11,938,830  11.38  to         33.90    401,886,328    1.52% to 1.77%            1.26%     -5.91%  to    -5.67%
2010  14,479,135  12.09  to         35.94    516,192,684    1.52% to 1.77%            0.74%     10.22%  to    10.49%
2009  17,402,626  10.97  to         32.53    560,675,687    1.52% to 1.77%            1.60%     31.16%  to    31.49%
2008  21,525,126   8.36  to         24.74    525,791,927    1.52% to 1.77%            1.57%    -39.24%  to   -39.09%
2007  28,232,833  13.77  to         40.62  1,132,762,035    1.52% to 1.77%            0.85%      3.80%  to     4.06%

"Dogs" of Wall Street Portfolio (Class 1)
2011   1,613,389  13.41  to         13.78     22,214,939    1.52% to 1.77%            2.16%     10.71%  to    10.98%
2010   1,685,553  12.11  to         12.42     20,912,903    1.52% to 1.77%            2.86%     14.69%  to    14.98%
2009   1,777,635  10.56  to         10.80     19,185,423    1.52% to 1.77%            4.80%     18.04%  to    18.34%
2008   2,229,026   8.94  to          9.13     20,330,702    1.52% to 1.77%            3.18%    -27.88%  to   -27.70%
2007   2,886,729  12.40  to         12.62     36,420,354    1.52% to 1.77%            2.36%     -3.65%  to    -3.41%

Emerging Markets Portfolio (Class 1)
2011   2,415,129  16.47  to         25.34     40,942,718    1.52% to 1.77%            0.53%    -27.38%  to   -27.20%
2010   3,029,609  22.68  to         34.81     70,563,496    1.52% to 1.77%            1.41%     16.44%  to    16.73%
2009   3,502,327  19.48  to         29.82     69,854,315    1.52% to 1.77%            0.00%     73.56%  to    73.99%
2008   3,636,407  11.22  to         17.14     41,703,578    1.52% to 1.77%            1.44%    -57.38%  to   -57.27%
2007   5,540,449  26.33  to         40.11    148,654,454    1.52% to 1.77%            1.92%     38.91%  to    39.25%

Equity Opportunities Portfolio (Class 1)
2011   1,549,642  17.89  to         18.40     28,482,694    1.52% to 1.77%            0.56%     -1.86%  to    -1.61%
2010   1,903,762  18.23  to         18.70     35,569,774    1.52% to 1.77%            0.70%     15.04%  to    15.32%
2009   2,272,164  15.85  to         16.22     36,813,569    1.52% to 1.77%            1.31%     29.78%  to    30.10%
2008   2,848,230  12.21  to         12.46     35,474,098    1.52% to 1.77%            1.45%    -39.55%  to   -39.40%
2007   3,858,303  20.20  to         20.57     79,309,576    1.52% to 1.77%            1.64%     -1.65%  to    -1.40%

Fundamental Growth Portfolio (Class 1)
2011   2,378,603   6.76  to         16.84     39,860,782    1.52% to 1.77%            0.00%     -7.14%  to    -6.91%
2010   2,791,218   7.28  to         18.09     50,204,357    1.52% to 1.77%            0.00%     14.95%  to    15.24%
2009   3,252,503   6.33  to         15.69     50,737,315    1.52% to 1.77%            0.00%     33.59%  to    33.93%
2008   3,874,789   4.74  to         11.72     45,125,727    1.52% to 1.77%            0.00%    -45.81%  to   -45.67%
2007   4,922,503   8.74  to         21.57    105,460,035    1.52% to 1.77%            0.00%     13.13%  to    13.41%

Global Bond Portfolio (Class 1)
2011   2,119,001  15.16  to         23.73     50,020,778    1.52% to 1.77%            2.26%      3.90%  to     4.16%
2010   2,435,976  14.59  to         22.78     55,110,439    1.52% to 1.77%            4.09%      4.42%  to     4.68%
2009   2,805,022  13.98  to         21.77     60,695,476    1.52% to 1.77%            3.41%      5.61%  to     5.88%
2008   3,232,771  13.23  to         20.56     65,988,275    1.52% to 1.77%            2.95%      3.81%  to     4.07%
2007   3,725,872  12.75  to         19.75     72,916,266    1.52% to 1.77%            0.59%      9.43%  to     9.70%

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                     At December 31                                      For the Year Ended December 31
--------------------------------------------------------    --------------------------------------------------------
                       Unit Fair Value                       Expense Ratio       Investment       Total Return
                         Lowest to           Net Assets         Lowest            Income           Lowest to
Year     Units         Highest ($) (4)          ($)          to Highest (1)      Ratio (2)        Highest (3)
----- ----------  -----------------------  -------------    --------------       ----------   ----------------------
Global Equities Portfolio (Class 1)
2011   2,684,263   8.37  to         18.72     50,103,995    1.52% to 1.77%            0.93%    -11.96%  to   -11.74%
2010   3,105,351   9.51  to         21.20     65,682,773    1.52% to 1.77%            1.71%     12.34%  to    12.62%
2009   3,656,933   8.46  to         18.83     68,658,954    1.52% to 1.77%            2.83%     27.13%  to    27.45%
2008   4,455,237   6.66  to         14.77     65,401,932    1.52% to 1.77%            2.10%    -44.39%  to   -44.25%
2007   5,972,702  11.97  to         26.50    157,423,591    1.52% to 1.77%            1.16%      9.91%  to    10.18%

Growth Opportunities Portfolio (Class 1)
2011   1,924,462   5.73  to          5.88     11,308,089    1.52% to 1.77%            0.00%     -4.08%  to    -3.84%
2010   2,049,362   5.97  to          6.12     12,523,208    1.52% to 1.77%            0.00%     22.16%  to    22.46%
2009   2,146,854   4.89  to          4.99     10,714,078    1.52% to 1.77%            0.00%     16.18%  to    16.47%
2008   2,415,458   4.21  to          4.29     10,348,589    1.52% to 1.77%            0.00%    -37.01%  to   -36.85%
2007   3,277,374   6.68  to          6.79     22,236,254    1.52% to 1.77%            0.00%     19.43%  to    19.73%

Growth-Income Portfolio (Class 1)
2011   4,760,855   8.90  to         28.83    135,730,629    1.52% to 1.77%            0.92%      6.44%  to     6.71%
2010   5,628,193   8.36  to         27.02    150,039,360    1.52% to 1.77%            0.94%      9.55%  to     9.82%
2009   6,654,865   7.63  to         24.60    161,401,177    1.52% to 1.77%            1.44%     25.93%  to    26.24%
2008   8,268,914   6.06  to         19.49    158,513,305    1.52% to 1.77%            1.05%    -43.91%  to   -43.77%
2007  10,811,269  10.80  to         34.65    367,388,712    1.52% to 1.77%            0.89%      9.17%  to     9.44%

High-Yield Bond Portfolio (Class 1)
2011   3,066,011  22.21  to         22.80     69,866,750    1.52% to 1.77%            7.63%      2.45%  to     2.71%
2010   3,907,227  21.68  to         22.20     86,693,034    1.52% to 1.77%            9.59%     12.59%  to    12.88%
2009   4,656,578  19.25  to         19.67     91,538,604    1.52% to 1.77%            9.12%     39.53%  to    39.88%
2008   4,774,549  13.80  to         14.06     67,100,538    1.52% to 1.77%           10.11%    -33.35%  to   -33.18%
2007   6,081,847  20.70  to         21.04    127,924,639    1.52% to 1.77%            7.12%     -0.40%  to    -0.15%

International Diversified Equities Portfolio (Class 1)
2011   3,630,505  10.97  to         11.28     40,914,617    1.52% to 1.77%            2.05%    -16.10%  to   -15.89%
2010   4,302,496  13.08  to         13.41     57,652,237    1.52% to 1.77%            4.06%      6.59%  to     6.86%
2009   5,137,601  12.27  to         12.55     64,426,394    1.52% to 1.77%            1.37%     26.88%  to    27.20%
2008   6,544,110   9.67  to          9.86     64,521,307    1.52% to 1.77%            3.16%    -40.53%  to   -40.38%
2007   8,416,582  16.26  to         16.54    139,192,910    1.52% to 1.77%            2.01%     13.33%  to    13.61%

International Growth and Income Portfolio (Class 1)
2011   3,694,417   8.37  to         11.99     43,948,329    1.52% to 1.77%            2.94%    -15.30%  to   -15.09%
2010   4,460,288   9.88  to         14.12     62,433,700    1.52% to 1.77%            4.05%      5.22%  to     5.48%
2009   5,364,931   9.39  to         13.39     71,179,908    1.52% to 1.77%            0.00%     25.52%  to    25.83%
2008   6,860,589   7.48  to         10.64     72,266,380    1.52% to 1.77%            2.64%    -46.86%  to   -46.73%
2007  10,137,855  14.08  to         19.97    200,680,648    1.52% to 1.77%            1.54%      5.29%  to     5.55%

Marsico Focused Growth Portfolio (Class 1)
2011   1,183,856  11.19  to         11.51     13,591,254    1.52% to 1.77%            0.31%     -3.17%  to    -2.92%
2010   1,461,419  11.56  to         11.86     17,285,173    1.52% to 1.77%            0.40%     15.35%  to    15.64%
2009   1,822,557  10.02  to         10.25     18,645,644    1.52% to 1.77%            0.80%     28.41%  to    28.73%
2008   2,572,784   7.80  to          7.96     20,454,275    1.52% to 1.77%            0.44%    -41.86%  to   -41.71%
2007   3,577,168  13.42  to         13.66     48,795,490    1.52% to 1.77%            0.19%     11.66%  to    11.94%

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                     At December 31                                      For the Year Ended December 31
--------------------------------------------------------    --------------------------------------------------------
                       Unit Fair Value                       Expense Ratio       Investment       Total Return
                         Lowest to           Net Assets         Lowest            Income           Lowest to
Year     Units         Highest ($) (4)          ($)          to Highest (1)      Ratio (2)        Highest (3)
----- ----------  -----------------------  -------------    --------------       ----------   ----------------------
MFS Massachusetts Investors Trust Portfolio (Class 1)
2011   2,223,359  10.03  to         22.48     49,597,158    1.52% to 1.77%            0.66%     -3.63%  to    -3.39%
2010   2,611,728  10.41  to         23.27     60,339,321    1.52% to 1.77%            0.95%      9.23%  to     9.51%
2009   3,136,517   9.53  to         21.25     66,226,571    1.52% to 1.77%            1.34%     24.51%  to    24.83%
2008   3,684,767   7.66  to         17.02     62,320,505    1.52% to 1.77%            0.95%    -33.63%  to   -33.46%
2007   4,731,631  11.53  to         25.58    120,201,972    1.52% to 1.77%            1.10%      8.63%  to     8.91%

MFS Total Return Portfolio (Class 1)
2011   5,513,417  12.77  to         28.13    153,695,095    1.52% to 1.77%            2.58%      0.14%  to     0.39%
2010   6,704,504  12.75  to         28.02    185,839,559    1.52% to 1.77%            2.84%      8.11%  to     8.38%
2009   8,051,986  11.79  to         25.85    205,782,136    1.52% to 1.77%            3.80%     16.40%  to    16.69%
2008   9,794,360  10.13  to         22.16    214,130,913    1.52% to 1.77%            3.03%    -23.39%  to   -23.20%
2007  12,819,292  13.22  to         28.85    364,898,447    1.52% to 1.77%            2.49%      2.41%  to     2.67%

Mid-Cap Growth Portfolio (Class 1)
2011   3,150,103   6.52  to         11.23     35,043,178    1.52% to 1.77%            0.00%     -7.58%  to    -7.35%
2010   3,809,894   7.05  to         12.13     45,703,076    1.52% to 1.77%            0.00%     23.26%  to    23.56%
2009   4,479,793   5.72  to          9.81     43,422,346    1.52% to 1.77%            0.00%     39.93%  to    40.28%
2008   5,294,777   4.09  to          7.00     36,492,261    1.52% to 1.77%            0.00%    -44.36%  to   -44.22%
2007   6,872,375   7.35  to         12.54     85,043,221    1.52% to 1.77%            0.24%     14.89%  to    15.18%

Real Estate Portfolio (Class 1)
2011   1,419,027  23.03  to         23.67     33,576,000    1.52% to 1.77%            0.92%      6.25%  to     6.52%
2010   1,630,893  21.67  to         22.22     36,225,392    1.52% to 1.77%            1.88%     17.79%  to    18.09%
2009   1,874,898  18.40  to         18.82     35,267,388    1.52% to 1.77%            2.18%     27.51%  to    27.83%
2008   2,414,836  14.43  to         14.72     35,535,662    1.52% to 1.77%            3.24%    -44.88%  to   -44.74%
2007   3,201,604  26.17  to         26.64     85,266,112    1.52% to 1.77%            1.23%    -15.85%  to   -15.64%

Technology Portfolio (Class 1)
2011   3,930,256   2.21  to          2.27      8,920,359    1.52% to 1.77%            0.00%     -7.04%  to    -6.81%
2010   4,925,859   2.38  to          2.44     11,995,754    1.52% to 1.77%            0.00%     18.16%  to    18.45%
2009   6,314,247   2.01  to          2.06     12,983,385    1.52% to 1.77%            0.00%     47.77%  to    48.14%
2008   4,765,186   1.36  to          1.39      6,613,662    1.52% to 1.77%            0.00%    -52.00%  to   -51.88%
2007   7,840,652   2.84  to          2.89     22,615,569    1.52% to 1.77%            0.00%     19.80%  to    20.10%

Telecom Utility Portfolio (Class 1)
2011     996,622  16.52  to         16.98     16,911,434    1.52% to 1.77%            2.31%      4.40%  to     4.66%
2010   1,045,963  15.82  to         16.22     16,957,302    1.52% to 1.77%            2.84%     11.59%  to    11.87%
2009   1,265,801  14.18  to         14.50     18,344,257    1.52% to 1.77%            5.49%     29.75%  to    30.07%
2008   1,616,772  10.93  to         11.15     18,013,981    1.52% to 1.77%            2.11%    -38.54%  to   -38.39%
2007   2,167,856  17.78  to         18.09     39,204,694    1.52% to 1.77%            2.85%     18.79%  to    19.09%

Total Return Bond Portfolio (Class 1)
2011   2,573,355  27.07  to         27.77     71,432,521    1.52% to 1.77%            1.52%      4.50%  to     4.76%
2010   2,768,785  25.90  to         26.51     73,372,533    1.52% to 1.77%            2.82%      4.48%  to     4.74%
2009   2,577,207  24.79  to         25.31     65,207,913    1.52% to 1.77%            2.12%      9.63%  to     9.91%
2008   1,956,044  22.62  to         23.03     45,035,267    1.52% to 1.77%            3.72%      3.23%  to     3.49%
2007   1,970,247  21.91  to         22.25     43,832,167    1.52% to 1.77%            6.27%      3.70%  to     3.96%

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7.      UNIT VALUES (continued)

                            At December 31                                             For the Year Ended December 31
---------------------------------------------------------------------------  ---------------------------------------------------
                                         Unit Fair Value                     Expense Ratio   Investment       Total Return
                                            Lowest to           Net Assets      Lowest        Income            Lowest to
Year                        Units         Highest ($) (4)           ($)      to Highest (1)   Ratio (2)        Highest (3)
-----------------------  -------------  ---------------------  ------------  --------------  ----------  -----------------------
Aggressive Growth Portfolio (Class 2)
2011                           259,544   12.08  to      12.62     3,258,203  1.52% to 1.97%      0.00%    -4.08%  to       -3.60%
2010                           317,181   12.60  to      13.09     4,132,241  1.52% to 1.97%      0.00%    18.57%  to       19.16%
2009                           378,666   10.62  to      10.99     4,144,577  1.52% to 1.97%      0.00%    37.54%  to       38.16%
2008                           454,637    7.72  to       7.95     3,603,297  1.52% to 1.97%      0.40%   -53.64%  to      -53.43%
2007                           649,125   16.66  to      17.07    11,044,347  1.52% to 1.97%      0.44%    -2.58%  to       -2.13%

Alliance Growth Portfolio (Class 2)
2011                           731,288   29.80  to   31.66 (5)   22,661,038  1.40% to 1.97%      0.31%    -4.35%  to       -3.80%
2010                           884,254   31.15  to   32.92 (5)   28,521,555  1.40% to 1.97%      0.70%     7.93%  to        8.54%
2009                         1,084,271   28.86  to   30.32 (5)   32,274,906  1.40% to 1.97%      0.45%    38.08%  to   38.87% (6)
2008                         1,351,180   20.90  to      21.84    28,993,766  1.40% to 1.97%      0.00%   -41.98%  to  -41.65% (6)
2007                         1,605,788   36.03  to      37.42    59,148,406  1.40% to 1.97%      0.00%    12.20%  to       12.84%

Balanced Portfolio (Class 2)
2011                           443,648   15.89  to      16.58     7,315,909  1.52% to 1.97%      1.58%     0.13%  to        0.58%
2010                           576,837   15.87  to      16.48     9,466,636  1.52% to 1.97%      1.79%     9.49%  to        9.99%
2009                           671,755   14.49  to      14.99    10,026,950  1.52% to 1.97%      3.21%    21.43%  to       21.98%
2008                           771,892   11.94  to      12.29     9,448,247  1.52% to 1.97%      3.22%   -27.44%  to      -27.12%
2007                           954,994   16.45  to      16.86    16,049,705  1.52% to 1.97%      2.69%     3.21%  to        3.67%

Blue Chip Growth Portfolio (Class 2)
2011                           529,797    5.64  to       5.88     3,100,051  1.52% to 1.97%      0.08%    -7.57%  to       -7.15%
2010                           690,860    6.10  to       6.33     4,356,876  1.52% to 1.97%      0.15%    10.18%  to       10.66%
2009                           792,233    5.54  to       5.72     4,515,802  1.52% to 1.97%      0.16%    33.96%  to       34.57%
2008                           965,310    4.13  to       4.25     4,093,376  1.52% to 1.97%      0.26%   -40.28%  to      -40.01%
2007                         1,243,244    6.92  to       7.09     8,792,084  1.52% to 1.97%      0.19%    11.67%  to       12.18%

Capital Growth Portfolio (Class 2)
2011                           294,473    6.90  to       7.19     2,105,184  1.52% to 1.97%      0.00%    -3.39%  to       -2.95%
2010                           315,104    7.14  to       7.41     2,323,617  1.52% to 1.97%      0.00%     6.94%  to        7.43%
2009                           405,486    6.67  to       6.90     2,785,753  1.52% to 1.97%      0.00%    40.49%  to       41.12%
2008                           493,298    4.75  to       4.89     2,403,118  1.52% to 1.97%      0.00%   -46.31%  to      -46.07%
2007                           633,367    8.85  to       9.06     5,719,187  1.52% to 1.97%      1.03%    11.17%  to       11.67%

Cash Management Portfolio (Class 2)
2011                         1,616,873   12.34  to      12.87    20,728,242  1.52% to 1.97%      0.00%    -2.37%  to       -1.93%
2010                         1,975,942   12.64  to      13.12    25,838,275  1.52% to 1.97%      0.00%    -2.33%  to       -1.89%
2009                         2,618,132   12.94  to      13.37    34,903,610  1.52% to 1.97%      2.00%    -2.05%  to       -1.61%
2008                         4,347,197   13.21  to      13.59    58,908,289  1.52% to 1.97%      3.45%    -0.94%  to       -0.50%
2007                         4,220,513   13.34  to      13.66    57,514,246  1.52% to 1.97%      3.52%     2.32%  to        2.78%

Corporate Bond Portfolio (Class 2)
2011                         1,241,705   23.61  to      24.66    30,470,985  1.52% to 1.97%      5.87%     4.18%  to        4.65%
2010                         1,638,505   22.66  to      23.56    38,444,400  1.52% to 1.97%      6.06%     8.64%  to        9.13%
2009                         1,979,008   20.86  to      21.59    42,571,679  1.52% to 1.97%      6.04%    28.23%  to       28.81%
2008                         2,152,104   16.27  to      16.76    35,956,658  1.52% to 1.97%      4.05%    -9.71%  to       -9.31%
2007                         2,630,945   18.02  to      18.48    48,501,854  1.52% to 1.97%      3.77%     3.26%  to        3.73%

                                      111

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7.      UNIT VALUES (continued)

                            At December 31                                             For the Year Ended December 31
---------------------------------------------------------------------------  -------------------------------------------------
                                         Unit Fair Value                     Expense Ratio   Investment       Total Return
                                            Lowest to           Net Assets      Lowest        Income            Lowest to
Year                        Units         Highest ($) (4)           ($)      to Highest (1)   Ratio (2)        Highest (3)
-----------------------  -------------  ---------------------  ------------  --------------  ----------  ---------------------
Davis Venture Value Portfolio (Class 2)
2011                         1,944,351     31.91  to    33.86    64,611,242  1.40% to 1.97%       1.08%   -6.24%  to    -5.70%
2010                         2,380,663     34.03  to    35.91    84,032,538  1.40% to 1.97%       0.62%    9.83%  to    10.46%
2009                         2,890,453     30.99  to    32.51    92,523,475  1.40% to 1.97%       1.40%   30.71%  to    31.45%
2008                         3,585,624     23.71  to    24.73    87,438,866  1.40% to 1.97%       1.41%  -39.46%  to   -39.11%
2007                         4,596,592     39.16  to    40.61   184,372,113  1.40% to 1.97%       0.74%    3.44%  to     4.03%

"Dogs" of Wall Street  Portfolio (Class 2)
2011                           478,507     13.04  to    13.59     6,473,714  1.52% to 1.97%       2.02%   10.32%  to    10.82%
2010                           565,210     11.82  to    12.26     6,902,147  1.52% to 1.97%       2.60%   14.29%  to    14.81%
2009                           690,646     10.34  to    10.68     7,348,853  1.52% to 1.97%       4.61%   17.63%  to    18.16%
2008                           831,949      8.79  to     9.04     7,493,474  1.52% to 1.97%       3.06%  -28.14%  to   -27.81%
2007                         1,095,283     12.24  to    12.52    13,674,579  1.52% to 1.97%       2.32%   -3.99%  to    -3.56%

Emerging Markets Portfolio (Class 2)
2011                           467,069     15.97  to    16.67     7,751,701  1.52% to 1.97%       0.38%  -27.64%  to   -27.31%
2010                           561,922     22.07  to    22.93    12,833,079  1.52% to 1.97%       1.27%   16.03%  to    16.56%
2009                           659,530     19.02  to    19.67    12,935,073  1.52% to 1.97%       0.00%   72.95%  to    73.73%
2008                           750,608     11.00  to    11.32     8,475,790  1.52% to 1.97%       1.30%  -57.53%  to   -57.34%
2007                         1,187,756     25.89  to    26.54    31,441,510  1.52% to 1.97%       1.84%   38.43%  to    39.05%

Equity Opportunities Portfolio (Class 2)
2011                           307,336     17.34  to    18.12     5,540,615  1.52% to 1.97%       0.39%   -2.21%  to    -1.76%
2010                           381,287     17.73  to    18.45     7,002,702  1.52% to 1.97%       0.56%   14.63%  to    15.15%
2009                           481,438     15.47  to    16.02     7,683,010  1.52% to 1.97%       1.10%   29.33%  to    29.91%
2008                           595,320     11.96  to    12.33     7,314,519  1.52% to 1.97%       1.33%  -39.76%  to   -39.49%
2007                           727,508     19.85  to    20.38    14,780,533  1.52% to 1.97%       1.56%   -2.00%  to    -1.55%

Foreign Value Portfolio (Class 2)
2011                         1,727,533     13.97  to    14.76    25,454,553  1.52% to 1.97%       1.41%  -13.49%  to   -13.10%
2010                         2,061,571     16.14  to    16.99    34,959,236  1.52% to 1.97%       1.81%    1.02%  to     1.48%
2009                         2,430,323     15.98  to    16.74    40,616,081  1.52% to 1.97%       2.71%   27.53%  to    28.11%
2008                         2,825,852     12.53  to    13.07    36,871,951  1.52% to 1.97%       2.78%  -42.11%  to   -41.85%
2007                         3,365,594     21.65  to    22.47    75,531,447  1.52% to 1.97%       1.76%   11.95%  to    12.46%

Fundamental Growth Portfolio (Class 2)
2011                           158,290     15.86  to    16.57     2,606,634  1.52% to 1.97%       0.00%   -7.46%  to    -7.05%
2010                           187,389     17.14  to    17.83     3,323,350  1.52% to 1.97%       0.00%   14.56%  to    15.07%
2009                           222,395     14.96  to    15.49     3,428,999  1.52% to 1.97%       0.00%   33.12%  to    33.73%
2008                           261,738     11.24  to    11.59     3,020,623  1.52% to 1.97%       0.00%  -45.99%  to   -45.75%
2007                           318,015     20.81  to    21.36     6,766,692  1.52% to 1.97%       0.00%   12.79%  to    13.29%

Global Bond Portfolio (Class 2)
2011                           514,634     22.41  to    23.36    11,970,760  1.52% to 1.97%       2.10%    3.53%  to     4.00%
2010                           656,557     21.65  to    22.46    14,697,208  1.52% to 1.97%       3.91%    4.05%  to     4.52%
2009                           754,806     20.80  to    21.49    16,169,165  1.52% to 1.97%       3.26%    5.24%  to     5.72%
2008                           906,808     19.77  to    20.32    18,379,687  1.52% to 1.97%       3.00%    3.45%  to     3.91%
2007                           923,705     19.11  to    19.56    18,024,074  1.52% to 1.97%       0.42%    9.05%  to     9.54%

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7.      UNIT VALUES (continued)

                            At December 31                                             For the Year Ended December 31
---------------------------------------------------------------------------  ---------------------------------------------------
                                         Unit Fair Value                     Expense Ratio   Investment        Total Return
                                            Lowest to           Net Assets      Lowest        Income             Lowest to
Year                        Units         Highest ($) (4)           ($)      to Highest (1)   Ratio (2)         Highest (3)
-----------------------  -------------  ---------------------  ------------  --------------  ----------  ------------------------
Global Equities Portfolio (Class 2)
2011                           333,190   17.71  to  18.70 (5)     6,142,356  1.40% to 1.97%       0.77%  -12.27%  to   -11.76% (6)
2010                           376,320   20.19  to  21.20 (5)     7,868,391  1.40% to 1.97%       1.58%   11.94%  to    12.58% (6)
2009                           421,316   18.04  to  18.83 (5)     7,833,355  1.40% to 1.97%       2.67%   26.68%  to    27.41% (6)
2008                           492,240   14.24  to  14.78 (5)     7,189,938  1.40% to 1.97%       1.85%  -44.58%  to       -44.26%
2007                           739,069   25.69  to  26.51 (5)    19,379,314  1.40% to 1.97%       1.08%    9.52%  to        10.15%

Growth Opportunities Portfolio (Class 2)
2011                           716,500    5.55  to      5.80      4,136,876  1.52% to 1.97%       0.00%   -4.42%  to        -3.98%
2010                           822,537    5.80  to      6.04      4,946,927  1.52% to 1.97%       0.00%   21.73%  to        22.28%
2009                           941,439    4.77  to      4.94      4,632,616  1.52% to 1.97%       0.00%   15.78%  to        16.30%
2008                           996,083    4.12  to      4.25      4,216,280  1.52% to 1.97%       0.00%  -37.23%  to       -36.94%
2007                         1,364,018    6.56  to      6.74      9,154,888  1.52% to 1.97%       0.00%   19.01%  to        19.55%

Growth-Income Portfolio (Class 2)
2011                           327,138   27.11  to     28.35      9,220,072  1.52% to 1.97%       0.77%    6.07%  to         6.55%
2010                           392,603   25.56  to     26.61     10,388,023  1.52% to 1.97%       0.80%    9.16%  to         9.66%
2009                           469,037   23.41  to     24.26     11,325,724  1.52% to 1.97%       1.21%   25.49%  to        26.06%
2008                           621,649   18.66  to     19.25     11,915,819  1.52% to 1.97%       0.87%  -44.11%  to       -43.85%
2007                           848,272   33.38  to     34.28     28,979,639  1.52% to 1.97%       0.78%    8.79%  to         9.28%

High-Yield Bond Portfolio (Class 2)
2011                           712,383   21.47  to     22.45     15,901,198  1.52% to 1.97%       7.72%    2.09%  to         2.55%
2010                           886,276   21.03  to     21.89     19,311,856  1.52% to 1.97%       9.17%   12.20%  to        12.70%
2009                         1,150,553   18.74  to     19.42     22,246,264  1.52% to 1.97%       8.90%   39.05%  to        39.67%
2008                         1,090,907   13.48  to     13.91     15,118,489  1.52% to 1.97%       9.82%  -33.58%  to       -33.28%
2007                         1,491,422   20.30  to     20.84     30,982,321  1.52% to 1.97%       7.08%   -0.74%  to        -0.30%

International Diversified Equities Portfolio (Class 2)
2011                         1,752,957   10.66  to     11.11     19,413,669  1.52% to 1.97%       1.89%  -16.40%  to       -16.02%
2010                         2,084,423   12.75  to     13.23     27,500,147  1.52% to 1.97%       3.96%    6.22%  to         6.70%
2009                         2,427,191   12.00  to     12.40     30,021,823  1.52% to 1.97%       1.21%   26.44%  to        27.01%
2008                         2,942,098    9.49  to      9.77     28,661,259  1.52% to 1.97%       3.13%  -40.74%  to       -40.47%
2007                         3,499,414   16.02  to     16.40     57,269,092  1.52% to 1.97%       1.94%   12.93%  to        13.44%

International Growth and Income Portfolio (Class 2)
2011                           738,771   11.36  to     11.82      8,692,564  1.52% to 1.97%       2.76%  -15.60%  to       -15.22%
2010                           877,522   13.46  to     13.95     12,185,472  1.52% to 1.97%       3.85%    4.85%  to         5.32%
2009                         1,046,103   12.84  to     13.24     13,799,411  1.52% to 1.97%       0.00%   25.08%  to        25.64%
2008                         1,254,873   10.27  to     10.54     13,180,687  1.52% to 1.97%       2.45%  -47.04%  to       -46.80%
2007                         1,818,911   19.39  to     19.81     35,944,347  1.52% to 1.97%       1.45%    4.92%  to         5.39%

Marsico Focused Growth Portfolio (Class 2)
2011                         1,269,464   11.05  to     11.33     14,335,763  1.52% to 1.77%       0.18%   -3.31%  to        -3.07%
2010                         1,643,643   11.43  to     11.69     19,157,098  1.52% to 1.77%       0.28%   15.18%  to        15.47%
2009                         2,015,612    9.93  to     10.12     20,351,645  1.52% to 1.77%       0.62%   28.22%  to        28.54%
2008                         2,511,164    7.74  to      7.87     19,729,754  1.52% to 1.77%       0.32%  -41.95%  to       -41.80%
2007                         3,098,296   13.34  to     13.53     41,823,533  1.52% to 1.77%       0.06%   11.49%  to        11.77%

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7.      UNIT VALUES (continued)

                            At December 31                                             For the Year Ended December 31
---------------------------------------------------------------------------  ---------------------------------------------------
                                         Unit Fair Value                     Expense Ratio   Investment       Total Return
                                            Lowest to           Net Assets      Lowest        Income            Lowest to
Year                        Units         Highest ($) (4)           ($)      to Highest (1)   Ratio (2)        Highest (3)
-----------------------  -------------  ---------------------  ------------  --------------  ----------  -----------------------
MFS Massachusetts Investors Trust Portfolio (Class 2)
2011                           505,516   21.30  to      22.16    11,161,526  1.52% to 1.97%       0.51%   -3.97%  to       -3.54%
2010                           599,107   22.18  to      22.98    13,718,315  1.52% to 1.97%       0.83%    8.87%  to        9.35%
2009                           708,044   20.37  to      21.01    14,828,965  1.52% to 1.97%       1.19%   24.07%  to       24.64%
2008                           791,605   16.42  to      16.86    13,304,132  1.52% to 1.97%       0.82%  -33.86%  to      -33.56%
2007                           937,193   24.82  to      25.37    23,715,821  1.52% to 1.97%       1.01%    8.25%  to        8.74%

MFS Total Return Portfolio (Class 2)
2011                         1,742,450   26.54  to      27.70    48,060,159  1.52% to 1.97%       2.42%   -0.21%  to        0.24%
2010                         2,101,531   26.60  to      27.64    57,854,501  1.52% to 1.97%       2.71%    7.73%  to        8.22%
2009                         2,504,856   24.69  to      25.54    63,751,431  1.52% to 1.97%       3.65%   16.00%  to       16.52%
2008                         3,096,393   21.28  to      21.92    67,652,883  1.52% to 1.97%       2.85%  -23.66%  to      -23.31%
2007                         4,204,979   27.88  to      28.58   119,855,497  1.52% to 1.97%       2.43%    2.05%  to        2.51%

Mid-Cap Growth Portfolio (Class 2)
2011                         1,470,105   10.59  to      11.22    16,199,999  1.40% to 1.97%       0.00%   -7.90%  to       -7.38%
2010                         1,843,496   11.49  to      12.11    21,973,145  1.40% to 1.97%       0.00%   22.83%  to       23.53%
2009                         2,160,082    9.36  to       9.81    20,869,437  1.40% to 1.97%       0.00%   39.44%  to       40.24%
2008                         2,663,058    6.71  to       6.99    18,376,734  1.40% to 1.97%       0.00%  -44.55%  to      -44.23%
2007                         3,266,960   12.10  to      12.54    40,461,275  1.40% to 1.97%       0.12%   14.49%  to       15.14%

Real Estate Portfolio (Class 2)
2011                           418,375   22.35  to      23.32     9,699,869  1.52% to 1.97%       0.76%    5.88%  to        6.36%
2010                           516,347   21.11  to      21.92    11,265,666  1.52% to 1.97%       1.72%   17.38%  to       17.91%
2009                           582,785   17.98  to      18.59    10,789,261  1.52% to 1.97%       2.00%   27.07%  to       27.64%
2008                           702,589   14.15  to      14.57    10,191,024  1.52% to 1.97%       2.88%  -45.07%  to      -44.82%
2007                           940,405   25.76  to      26.40    24,726,909  1.52% to 1.97%       1.14%  -16.14%  to      -15.76%

Small & Mid Cap Value Portfolio (Class 2)
2011                         1,089,065   17.74  to      18.51    20,087,288  1.52% to 1.97%       0.12%   -9.92%  to       -9.51%
2010                         1,352,751   19.69  to      20.45    27,587,624  1.52% to 1.97%       0.24%   23.21%  to       23.76%
2009                         1,604,202   15.98  to      16.53    26,447,744  1.52% to 1.97%       0.71%   39.50%  to       40.13%
2008                         1,959,032   11.46  to      11.79    23,050,950  1.52% to 1.97%       0.31%  -36.36%  to      -36.08%
2007                         2,435,210   18.00  to      18.45    44,841,243  1.52% to 1.97%       0.51%   -0.33%  to        0.12%

Technology Portfolio (Class 2)
2011                         1,332,185    2.14  to       2.26     2,966,373  1.40% to 1.97%       0.00%   -7.36%  to       -6.84%
2010                         1,752,932    2.31  to       2.43     4,196,017  1.40% to 1.97%       0.00%   17.75%  to       18.42%
2009                         2,103,021    1.96  to       2.05     4,258,272  1.40% to 1.97%       0.00%   47.26%  to       48.10%
2008                         2,020,598    1.33  to       1.39     2,767,883  1.40% to 1.97%       0.00%  -52.16%  to      -51.89%
2007                         2,882,621    2.78  to    2.88 (5)    8,221,130  1.40% to 1.97%       0.00%   19.38%  to   20.06% (6)

Telecom Utility Portfolio (Class 2)
2011                           148,760   16.33  to      16.73     2,470,872  1.52% to 1.77%       2.16%    4.24%  to        4.51%
2010                           155,083   15.67  to      16.01     2,463,805  1.52% to 1.77%       2.70%   11.42%  to       11.70%
2009                           204,034   14.06  to      14.33     2,902,835  1.52% to 1.77%       5.26%   29.56%  to       29.88%
2008                           264,730   10.85  to      11.03     2,903,254  1.52% to 1.77%       2.21%  -38.63%  to      -38.48%
2007                           299,160   17.68  to      17.93     5,342,993  1.52% to 1.77%       2.93%   18.61%  to       18.91%

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                            At December 31                                                 For the Year Ended December 31
---------------------------------------------------------------------------  -------------------------------------------------------
                                         Unit Fair Value                     Expense Ratio   Investment           Total Return
                                            Lowest to           Net Assets      Lowest        Income                Lowest to
Year                        Units         Highest ($) (4)           ($)      to Highest (1)   Ratio (2)           Highest (3)
-----------------------  -------------  ---------------------  ------------  --------------  ----------  ---------------------------
Total Return Bond Portfolio (Class 2)
2011                           723,666    26.64  to     27.34    19,724,689  1.52% to 1.77%     1.37%        4.35%  to         4.61%
2010                           882,303    25.53  to     26.14    22,983,900  1.52% to 1.77%     2.61%        4.32%  to         4.58%
2009                           894,912    24.47  to     24.99    22,293,889  1.52% to 1.77%     2.05%        9.47%  to         9.74%
2008                           527,462    22.35  to     22.77    11,974,186  1.52% to 1.77%     4.33%        3.07%  to         3.33%
2007                           311,578    21.69  to     22.04     6,851,081  1.52% to 1.77%     6.36%        3.54%  to         3.80%

Aggressive Growth Portfolio (Class 3)
2011                         1,580,323     7.87  to   8.30 (5)   17,292,016  1.15% to 2.30%     0.00%       -4.49%  to    -3.34% (6)
2010                         1,239,636     8.24  to   8.59 (5)   15,130,894  1.15% to 2.30%     0.00%       17.72%  to        19.48%
2009                         1,056,984     7.00  to   7.19 (5)   11,314,343  1.15% to 2.30%     0.00%  34.19% (10)  to    38.53% (6)
2008                         1,077,634     5.04  to   5.19 (5)    8,432,205  1.15% to 2.05%     0.32%      -54.03%  to       -53.34%
2007                         1,132,730    10.95  to  11.12 (5)   19,120,314  1.15% to 2.05%     0.39%       -2.90%  to    -1.85% (6)

Alliance Growth Portfolio (Class 3)
2011                         3,797,916     9.72  to  10.31 (5)  106,577,860  1.15% to 2.30%     0.21%       -4.82%  to    -3.66% (6)
2010                         4,315,346    10.21  to  10.70 (5)  133,338,609  1.15% to 2.30%     0.63%        7.37%  to     8.71% (6)
2009                         4,922,220     9.51  to   9.84 (5)  142,097,641  1.15% to 2.30%     0.34%  28.96% (10)  to        39.08%
2008                         5,913,605     6.91  to   7.08 (5)  123,435,605  1.15% to 2.05%     0.00%      -42.08%  to   -41.56% (6)
2007                         6,743,033    11.92  to  12.11 (5)  242,549,984  1.15% to 2.05%     0.00%       11.97%  to    13.01% (6)

American Funds Asset Allocation SAST Portfolio (Class 3)
2011                        10,022,864     9.81  to  10.32 (5)  101,357,620  1.15% to 2.30%     1.16%       -1.31%  to    -0.17% (6)
2010                         7,176,929     9.94  to  10.34 (5)   72,974,449  1.15% to 2.30%     1.36%        9.41%  to    10.72% (6)
2009                         4,783,166     9.08  to   9.34 (5)   44,109,234  1.15% to 2.30%     2.32%  18.39% (10)  to    21.99% (6)
2008                         3,863,276     7.39  to      7.66    29,342,054  1.15% to 2.05%     1.24%      -31.59%  to       -30.64%
2007                         1,635,158    10.80  to     11.04    17,992,072  1.15% to 2.05%     0.06%        3.12%  to     5.01% (6)

American Funds Global Growth SAST Portfolio (Class 3)
2011                        34,862,372     9.84  to  10.33 (5)  350,782,674  1.15% to 2.30%     0.84%      -11.21%  to   -10.18% (6)
2010                        22,149,625    11.08  to  11.50 (5)  248,702,974  1.15% to 2.30%     0.74%        8.87%  to        10.13%
2009                        13,647,633    10.18  to  10.44 (5)  139,541,556  1.15% to 2.30%     2.32%  31.65% (10)  to    40.14% (6)
2008                        11,445,291     7.30  to   7.45 (5)   83,871,758  1.15% to 2.05%     1.30%      -39.87%  to       -39.32%
2007                         5,142,687    12.13  to  12.28 (5)   62,382,919  1.15% to 2.05%     0.00%       12.11%  to    13.13% (6)

American Funds Growth SAST Portfolio (Class 3)
2011                        24,363,939     9.36  to   9.82 (5)  234,636,328  1.15% to 2.30%     0.35%       -6.74%  to    -5.66% (6)
2010                        19,719,559    10.04  to  10.41 (5)  202,206,183  1.15% to 2.30%     0.26%       15.64%  to        16.97%
2009                        16,955,375     8.68  to   8.90 (5)  149,351,933  1.15% to 2.30%     1.75%  27.14% (10)  to        37.36%
2008                        15,565,187     6.34  to      6.48   100,292,669  1.15% to 2.05%     0.50%      -45.33%  to       -44.82%
2007                         7,222,806    11.60  to  11.75 (5)   84,729,982  1.15% to 2.05%     0.02%        9.60%  to    10.65% (6)

American Funds Growth-Income SAST Portfolio (Class 3)
2011                        21,043,610     8.90  to   9.34 (5)  189,664,824  1.15% to 2.30%     1.00%       -4.36%  to    -3.26% (6)
2010                        18,469,523     9.30  to   9.66 (5)  172,304,601  1.15% to 2.30%     1.08%        8.54%  to         9.80%
2009                        17,222,295     8.57  to   8.79 (5)  146,800,095  1.15% to 2.30%     2.21%  24.97% (10)  to        29.31%
2008                        16,380,570     6.65  to   6.80 (5)  108,459,833  1.15% to 2.05%     0.91%      -39.33%  to       -38.76%
2007                         7,486,135    10.96  to  11.10 (5)   81,260,540  1.15% to 2.05%     0.04%        2.44%  to     3.44% (6)

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                          At December 31                                               For the Year Ended December 31
-----------------------------------------------------------------    ---------------------------------------------------------------
                                Unit Fair Value                      Expense Ratio        Investment          Total Return
                                   Lowest to           Net Assets        Lowest             Income             Lowest to
Year           Units             Highest ($)(4)           ($)        to Highest (1)        Ratio (2)          Highest (3)
---------     ---------      ----------------------    ----------    --------------       ------------------------------------------
Balanced Portfolio(Class 3)
2011          2,640,927      10.39   to   10.99 (5)    35,694,977    1.15% to 2.30%          1.69%         -0.58%  to      0.85% (6)
2010          1,705,555      10.45   to   10.89 (5)    25,621,524    1.15% to 2.30%          1.85%          8.92%  to     10.28%
2009          1,237,281       9.59   to    9.88 (5)    17,878,194    1.15% to 2.30%          3.07%    19.73% (10)  to     22.30% (6)
2008          1,041,860       7.87   to    8.08 (5)    12,468,044    1.15% to 2.05%          3.19%        -27.71%  to    -26.91%
2007          1,045,325      10.89   to   11.05 (5)    17,414,478    1.15% to 2.05%          2.82%          2.59%  to      3.78% (6)

Blue Chip Growth Portfolio (Class 3)
2011          8,452,553       9.55   to   10.11 (5)    60,434,273    1.15% to 2.30%          0.01%         -7.97%  to     -6.90% (6)
2010          5,831,160      10.38   to   10.86 (5)    41,946,401    1.15% to 2.30%          0.09%          9.69%  to     10.95%
2009          2,912,641       9.46   to    9.79 (5)    17,219,970    1.15% to 2.30%          0.06%    26.52% (10)  to     34.94% (6)
2008          2,094,386       7.07   to    7.25 (5)     8,965,595    1.15% to 2.05%          0.17%        -40.56%  to    -39.85%
2007          2,340,254      11.89   to   12.06 (5)    16,543,909    1.15% to 2.05%          0.14%         11.18%  to     12.43% (6)

Capital Growth Portfolio (Class 3)
2011          5,999,371       9.13   to    9.66 (5)    43,383,733    1.15% to 2.30%          0.00%         -3.85%  to     -2.69% (6)
2010          6,772,753       9.49   to    9.93 (5)    50,326,688    1.15% to 2.30%          0.00%          6.14%  to       7.72%
2009          7,199,601       8.94   to    9.22 (5)    49,854,080    1.15% to 2.30%          0.00%    28.91% (10)  to     41.50% (6)
2008          8,151,653       6.30   to    6.51 (5)    40,122,091    1.15% to 2.05%          0.00%        -46.74%  to    -45.93%
2007          4,001,416      11.84   to   12.05 (5)    36,234,272    1.15% to 2.05%          1.48%         10.50%  to     11.97% (6)

Cash Management Portfolio (Class 3)
2011         15,707,935       9.31   to    9.93 (5)   190,669,336    1.15% to 2.30%          0.00%         -2.79%  to     -1.66% (6)
2010         14,338,501       9.57   to   10.10 (5)   181,754,590    1.15% to 2.30%          0.00%         -3.58%  to     -1.62%
2009         18,042,688       9.93   to   10.26 (5)   236,878,333    1.15% to 2.30%          2.01%    -2.14% (10)  to     -1.34% (6)
2008         27,536,857      10.15   to   10.40 (5)   368,421,385    1.15% to 2.05%          3.67%         -1.37%  to     -0.23%
2007         17,016,940      10.29   to   10.43 (5)   229,635,212    1.15% to 2.05%          3.74%          1.96%  to      3.06% (6)

Corporate Bond Portfolio (Class 3)
2011         28,047,297      13.69   to   14.40 (5)   578,591,304    1.15% to 2.30%          6.11%          3.73%  to      4.93% (6)
2010         24,743,265      13.20   to   13.73 (5)   530,895,157    1.15% to 2.30%          6.30%          8.19%  to      9.43%
2009         22,342,572      12.20   to   12.54 (5)   459,737,070    1.15% to 2.30%          6.19%    16.27% (10)  to     29.15% (6)
2008         21,366,957       9.51   to    9.71 (5)   344,108,880    1.15% to 2.05%          4.35%         -9.88%  to     -9.06%
2007         20,321,908      10.55   to   10.68 (5)   367,171,144    1.15% to 2.05%          4.15%          3.07%  to      4.01% (6)

Davis Venture Value Portfolio (Class 3)
2011         21,401,106       9.06   to    9.52 (5)   477,761,383    1.15% to 2.30%          1.10%         -6.64%  to     -5.56% (6)
2010         17,604,454       9.70   to   10.08 (5)   509,186,685    1.15% to 2.30%          0.56%          9.36%  to     10.62%
2009         15,849,454       8.87   to    9.12 (5)   471,246,641    1.15% to 2.30%          1.30%    27.08% (10)  to     31.65% (6)
2008         16,951,318       6.77   to    6.92 (5)   394,189,704    1.15% to 2.05%          1.38%        -39.57%  to    -39.02%
2007         17,320,915      11.20   to   11.35 (5)   679,538,448    1.15% to 2.05%          0.71%          3.23%  to      4.19% (6)

"Dogs" of Wall Street Portfolio (Class 3)
2011          2,656,601      11.11   to   11.71 (5)    33,635,609    1.15% to 2.30%          2.01%          9.83%  to     11.12% (6)
2010          1,870,469      10.12   to   10.54 (5)    22,005,509    1.15% to 2.30%          2.85%         13.45%  to     15.11%
2009          1,203,938       8.92   to    9.15 (5)    12,612,965    1.15% to 2.30%          4.65%         18.48%  to 25.74% (10)(6)
2008          1,261,706       7.49   to    7.72 (5)    11,223,963    1.15% to 2.05%          2.96%        -28.53%  to    -27.63%
2007          1,426,345      10.48   to   10.67 (5)    17,644,260    1.15% to 2.05%          2.35%         -4.79%  to     -3.40% (6)

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                           At December 31                                          For the Year Ended December 31
-----------------------------------------------------------------    --------------------------------------------------------------
                                Unit Fair Value                      Expense Ratio        Investment         Total Return
                                   Lowest to           Net Assets        Lowest             Income            Lowest to
Year            Units            Highest ($)(4)           ($)        to Highest (1)        Ratio (2)         Highest (3)
---------     ---------      ----------------------    ----------    --------------       -----------------------------------------
Emerging Markets Portfolio (Class 3)
2011           9,834,135      9.98   to   10.51 (5)    141,712,285    1.15% to 2.30%         0.40%       -27.95%   to    -27.11% (6)
2010           7,869,498     13.85   to   14.42 (5)    166,913,850    1.15% to 2.30%         1.26%        15.53%   to     16.87%
2009           7,359,645     11.99   to   12.34 (5)    138,954,707    1.15% to 2.30%         0.00%   42.65% (10)   to     74.20% (6)
2008           7,858,873      6.93   to    7.08 (5)     85,778,979    1.15% to 2.05%         1.46%       -57.59%   to    -57.22%
2007           6,169,271     16.34   to   16.56 (5)    160,604,624    1.15% to 2.05%         1.94%        38.11%   to     39.44% (6)

Equity Opportunities Portfolio (Class 3)
2011           1,554,661      9.23   to    9.76 (5)     26,076,886    1.15% to 2.30%         0.30%        -2.70%   to     -1.50% (6)
2010           1,772,202      9.48   to    9.91 (5)     31,361,295    1.15% to 2.30%         0.46%        13.82%   to     15.46% (6)
2009           2,079,729      8.33   to    8.58 (5)     32,677,771    1.15% to 2.30%         0.97%   24.19% (10)   to     30.26% (6)
2008           2,510,604      6.40   to    6.59 (5)     30,473,527    1.15% to 2.05%         1.17%       -40.07%   to    -39.33%
2007           2,944,793     10.67   to   10.85 (5)     59,257,669    1.15% to 2.05%         1.54%        -2.60%   to     -1.36% (6)

Foreign Value Portfolio (Class 3)
2011          38,431,577       8.04   to    8.44 (5)    446,498,835   1.15% to 2.30%         1.54%        -13.86%  to    -12.86% (6)
2010          25,903,108       9.33   to    9.68 (5)    387,974,778   1.15% to 2.30%         1.94%          0.59%  to      1.75%
2009          19,373,532       9.28   to    9.52 (5)    311,034,623   1.15% to 2.30%         2.62%    26.52% (10)  to     28.45% (6)
2008          19,597,947       7.25   to    7.41 (5)    250,475,847   1.15% to 2.05%         2.81%        -42.23%  to    -41.69%
2007          19,952,046      12.55   to   12.71 (5)    443,691,315   1.15% to 2.05%         1.74%         11.72%  to     12.75% (6)

Fundamental Growth Portfolio (Class 3)
2011           4,652,711      9.32   to    9.89 (5)     70,790,422    1.15% to 2.30%         0.00%         -8.14%  to     -6.79% (6)
2010           4,934,236     10.15   to   10.61 (5)     81,768,665    1.15% to 2.30%         0.00%         13.69%  to     15.38%
2009           5,370,746      8.92   to    9.20 (5)     77,863,955    1.15% to 2.30%         0.00%    30.57% (10)  to     34.09% (6)
2008           6,033,489      6.69   to    6.86 (5)     65,512,346    1.15% to 2.05%         0.00%        -46.14%  to    -45.60%
2007           2,780,518     12.43   to   12.61 (5)     57,223,390    1.15% to 2.05%         0.00%         12.29%  to     13.53% (6)

Global Bond Portfolio (Class 3)
2011          10,182,828      12.76   to   13.41 (5)    189,229,931   1.15% to 2.30%         2.10%          3.09%  to      4.28% (6)
2010           7,826,147      12.38   to   12.86 (5)    155,352,219   1.15% to 2.30%         4.09%          3.61%  to      4.80%
2009           6,438,287      11.95   to   12.27 (5)    130,721,653   1.15% to 2.30%         3.34%          6.00%  to  7.56% (10)(6)
2008           5,717,683      11.33   to   11.57 (5)    111,899,875   1.15% to 2.05%         3.16%          3.26%  to       4.20%
2007           4,114,757      10.97   to   11.11 (5)     78,731,321   1.15% to 2.05%         0.36%          8.84%  to      9.82% (6)

Global Equities Portfolio (Class 3)
2011           1,969,956       8.24   to    8.75 (5)     26,612,803   1.15% to 2.30%         0.83%        -12.65%  to    -11.63% (6)
2010           1,446,322       9.43   to    9.90 (5)     26,140,571   1.15% to 2.30%         1.57%         11.35%  to     12.75%
2009           1,216,039       8.47   to    8.78 (5)     21,171,000   1.15% to 2.30%         2.58%         27.60%  to 27.70% (10)(6)
2008           1,267,375       6.73   to    6.88 (5)     17,737,627   1.15% to 2.05%         1.90%        -44.68%  to    -44.18%
2007           1,384,670      12.16   to   12.33 (5)     35,551,355   1.15% to 2.05%         1.09%          9.27%  to     10.31% (6)

Growth Opportunities Portfolio (Class 3)
2011          21,144,879      10.81   to   11.37 (5)    149,800,724   1.15% to 2.30%         0.00%         -4.83%  to     -3.73% (6)
2010          16,138,862      11.35   to   11.81 (5)    107,540,605   1.15% to 2.30%         0.00%         21.20%  to     22.61%
2009          12,605,872       9.37   to    9.63 (5)     63,797,232   1.15% to 2.30%         0.00%         16.61%  to 25.79% (10)(6)
2008           9,697,948       8.09   to    8.26 (5)     41,499,559   1.15% to 2.05%         0.00%        -37.37%  to     -36.77%
2007           7,169,085      12.91   to   13.06 (5)     47,992,334   1.15% to 2.05%         0.00%         18.84%  to     19.88% (6)

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
7. UNIT VALUES (continued)


                           At December 31                                            For the Year Ended December 31
-------------------------------------------------------------------  ---------------------------------------------------------------
                                Unit Fair Value                      Expense Ratio       Investment          Total Return
                                   Lowest to            Net Assets      Lowest             Income             Lowest to
Year            Units            Highest ($)(4)            ($)       to Highest (1)       Ratio (2)          Highest (3)
---------     ---------      ----------------------    ------------  --------------      ----------  -------------------------------
Growth-Income Portfolio (Class 3)
2011          3,843,015        9.25    to   9.84 (5)     49,130,066   1.15% to 2.30%      0.94%          5.64%    to    6.83%(6)
2010            680,901        8.76    to   9.21 (5)     15,141,736   1.15% to 2.30%      0.76%          8.16%    to   10.00%
2009            598,674        8.09    to   8.37 (5)     13,677,065   1.15% to 2.30%      1.12%        24.17%(10) to   26.53%(6)
2008            664,354        6.42    to   6.61 (5)     12,111,735   1.15% to 2.05%      0.74%         -44.41%   to  -43.69%
2007            764,969       11.55    to  11.75 (5)     25,653,329   1.15% to 2.05%      0.75%          7.93%    to    9.47%(6)

High-Yield Bond Portfolio (Class 3)
2011          6,310,092       10.72   to   11.44 (5)    111,817,886   1.15% to 2.30%      8.01%          1.65%    to    2.83%(6)
2010          5,112,376       10.54   to   11.13 (5)    100,219,843   1.15% to 2.30%     10.17%         11.08%    to   13.01%
2009          5,240,017        9.49   to    9.85 (5)     96,956,685   1.15% to 2.30%      9.00%        23.55%(10) to   40.05%(6)
2008          3,893,054        6.81   to    7.03 (5)     52,587,028   1.15% to 2.05%     10.52%         -33.98%   to  -33.10%
2007          4,009,189       10.32   to   10.51 (5)     82,455,078   1.15% to 2.05%      7.37%         -1.44%    to   -0.03%(6)

International Diversified Equities Portfolio (Class 3)
2011          15,075,938       8.11   to    8.57 (5)    160,960,717   1.15% to 2.30%      1.88%         -16.76%   to  -15.79%(6)
2010          15,872,663       9.74   to   10.18 (5)    204,539,549   1.15% to 2.30%      3.90%          5.61%    to    6.99%
2009          17,247,631       9.23   to    9.51 (5)    209,558,687   1.15% to 2.30%      1.08%         27.35%    to   29.21%(10)(6)
2008          20,024,399       7.30   to    7.47 (5)    191,793,161   1.15% to 2.05%      3.17%         -40.88%   to  -40.31%
2007          20,035,958      12.34   to   12.51 (5)    324,999,091   1.15% to 2.05%      1.97%         12.74%    to   13.75%(6)

International Growth and Income Portfolio (Class 3)
2011          16,122,467       6.73   to    7.11 (5)    177,099,706   1.15% to 2.30%      2.85%         -16.04%   to  -14.99%(6)
2010          16,405,879       8.01   to    8.36 (5)    215,335,180   1.15% to 2.30%      3.92%          4.29%    to    5.61%(6)
2009          17,071,094       7.68   to    7.91 (5)    214,161,986   1.15% to 2.30%      0.00%         25.98%    to   30.31%(10)(6)
2008          17,353,104       6.15   to    6.28 (5)    174,115,497   1.15% to 2.05%      2.97%         -47.13%   to  -46.66%
2007          11,611,168      11.62   to   11.78 (5)    224,074,458   1.15% to 2.05%      1.60%          4.74%    to    5.68%(6)

Marsico Focused Growth Portfolio (Class 3)
2011           6,731,029      10.06   to   10.60 (5)     72,839,011   1.15% to 2.30%      0.12%         -3.92%    to   -2.81%(6)
2010           4,976,678      10.47   to   10.90 (5)     56,367,195   1.15% to 2.30%      0.23%         14.46%    to   15.78%(6)
2009           3,632,045       9.14   to    9.42 (5)     36,073,909   1.15% to 2.30%      0.52%        25.76%(10) to   28.89%(6)
2008           3,288,769       7.09   to    7.31 (5)     25,555,803   1.15% to 2.05%      0.22%         -42.56%   to  -41.64%
2007           3,487,654      12.34   to   12.52 (5)     46,728,274   1.15% to 2.05%      0.00%         10.92%    to   12.07%(6)

MFS Massachusetts Investors Trust Portfolio (Class 3)
2011          13,925,334       9.87   to   10.40 (5)    205,594,177   1.15% to 2.30%      0.51%         -4.38%    to   -3.27%(6)
2010           8,210,095      10.32   to   10.75 (5)    146,632,293   1.15% to 2.30%      0.86%          8.39%    to    9.64%
2009           4,701,819       9.52   to    9.80 (5)     89,091,011   1.15% to 2.30%      1.19%        24.35%(10) to   24.98%(6)
2008           3,410,408       7.66   to    7.84 (5)     54,369,774   1.15% to 2.05%      0.88%         -34.13%   to  -33.38%
2007           2,125,436      11.63   to   11.77 (5)     53,356,709   1.15% to 2.05%      0.94%          7.80%    to    8.89%(6)

MFS Total Return Portfolio (Class 3)
2011           8,183,114      10.22   to   10.76 (5)    190,169,901   1.15% to 2.30%      2.35%         -0.66%    to    0.51%(6)
2010           8,552,476      10.29   to   10.71 (5)    218,109,230   1.15% to 2.30%      2.69%          7.30%    to    8.51%(6)
2009           8,926,199       9.59   to    9.87 (5)    219,873,060   1.15% to 2.30%      3.62%        14.76%(10) to   16.83%(6)
2008           9,391,238       8.21   to    8.44 (5)    200,778,021   1.15% to 2.05%      2.85%         -23.98%   to  -23.11%
2007          11,567,461      10.80   to   10.98 (5)    326,148,107   1.15% to 2.05%      2.46%          1.51%    to    2.78%(6)

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                        At December 31                                             For the Year Ended December 31
--------------------------------------------------------------  -----------------------------------------------------------------
                             Unit Fair Value                    Expense Ratio   Investment              Total Return
                                 Lowest             Net Assets    Lowest          Income                  Lowest to
Year             Units        to Highest($)(4)         ($)       to Highest (1)  Ratio (2)               Highest (3)
-------------------------  -----------------------  ----------  --------------- -----------  ------------------------------------

Mid-Cap Growth Portfolio (Class 3)
2011            8,396,213    10.86  to   11.39 (5)   91,978,433  1.15% to 2.30%    0.00%         -8.30%       to    -7.24% (6)
2010            7,130,205    11.84  to   12.27 (5)   84,256,397  1.15% to 2.30%    0.00%         22.30%       to    23.71%
2009            6,660,269     9.68  to    9.92 (5)   63,773,990  1.15% to 2.30%    0.00%         30.48% (10)  to    40.45% (6)
2008            7,175,903     6.83  to    7.06 (5)   49,132,664  1.15% to 2.05%    0.00%        -45.04%       to   -44.15%
2007            7,347,399    12.42  to   12.65 (5)   90,444,749  1.15% to 2.05%    0.04%         13.75%       to    15.26% (6)

Real Estate Portfolio (Class 3)
2011           13,993,965     8.00  to    8.42 (5)  212,996,370  1.15% to 2.30%    0.81%          5.43%       to     6.65% (6)
2010           10,763,539     7.58  to    7.90 (5)  184,070,869  1.15% to 2.30%    1.75%         16.88%       to    18.23%
2009            8,379,425     6.49  to    6.68 (5)  137,825,012  1.15% to 2.30%    1.89%         27.99%       to    43.69% (10)(6)
2008            7,733,538     5.10  to    5.22 (5)  102,996,168  1.15% to 2.05%    3.22%        -45.15%       to   -44.68%
2007            5,359,753     9.30  to    9.43 (5)  136,407,759  1.15% to 2.05%    1.27%        -16.20%       to   -15.54% (6)

Small & Mid Cap Value Portfolio (Class 3)
2011           27,994,808    10.70  to   11.23 (5)  430,137,080  1.15% to 2.30%    0.13%        -10.31%       to    -9.27% (6)
2010           21,707,355    11.93  to   12.37 (5)  403,160,331  1.15% to 2.30%    0.20%         22.68%       to    24.09%
2009           19,141,352     9.73  to    9.97 (5)  302,277,240  1.15% to 2.30%    0.60%         36.45% (10)  to    40.51% (6)
2008           19,911,678     6.94  to    7.10 (5)  226,990,705  1.15% to 2.05%    0.22%        -36.48%       to   -35.90%
2007           17,135,184    10.93  to   11.07 (5)  311,186,779  1.15% to 2.05%    0.45%         -0.53%       to     0.39% (6)

Small Company Value Portfolio(Class 3)
2011           17,898,761     9.81  to   10.29 (5)  170,417,984  1.15% to 2.30%    0.25%         -5.66%       to    -4.57% (6)
2010           13,788,567    10.40  to   10.79 (5)  136,217,238  1.15% to 2.30%    0.48%         23.61%       to    25.04%
2009           11,356,383     8.41  to    8.63 (5)   89,250,212  1.15% to 2.30%    0.58%         30.14%       to    32.98% (10)(6)
2008           10,485,697     6.47  to    6.63 (5)   63,503,984  1.15% to 2.05%    0.22%        -35.33%       to   -34.6%
2007            6,940,031    10.00  to   10.15 (5)   64,473,065  1.15% to 2.05%    0.00%         -8.86%       to    -7.91% (6)

Technology Portfolio (Class 3)
2011            8,182,996     9.66  to   10.20 (5)   20,765,489  1.15% to 2.30%    0.00%         -7.64%       to    -6.70% (6)
2010            9,020,725    10.46  to   10.94 (5)   22,424,712  1.15% to 2.30%    0.00%         17.26%       to    18.60% (6)
2009           10,306,892     8.92  to    9.22 (5)   20,975,066  1.15% to 2.30%    0.00%         36.59% (10)  to    48.32% (6)
2008            8,297,874     6.03  to    6.22 (5)   11,373,447  1.15% to 2.05%    0.00%        -52.47%       to   -51.82%
2007            7,848,598    12.68  to   12.90 (5)   22,360,904  1.15% to 2.05%    0.00%         18.71%       to    20.24% (6)

Telecom Utility Portfolio (Class 3)
2011            1,205,961    11.94  to   12.63 (5)   17,881,104  1.15% to 2.30%    2.27%          3.62%       to     4.79% (6)
2010              663,880    11.52  to   12.05 (5)   10,084,377  1.15% to 2.30%    2.76%         10.51%       to    12.01%
2009              624,975    10.43  to   10.76 (5)    8,697,071  1.15% to 2.30%    5.52%         27.66% (10)  to    30.23% (6)
2008              609,731     8.04  to    8.26 (5)    6,565,972  1.15% to 2.05%    2.48%        -39.00%       to   -38.31%
2007              377,107    13.18  to   13.39 (5)    6,686,022  1.15% to 2.05%    3.76%         17.79%       to    19.20% (6)

Total Return Bond Portfolio(Class 3)
2011           32,199,190    12.99  to   13.70 (5)  590,254,280  1.15% to 2.30%    1.34%          3.69%       to     4.89% (6)
2010           19,095,522    12.53  to   13.07 (5)  382,917,792  1.15% to 2.30%    2.90%          3.66%       to     4.86%
2009            8,830,184    12.09  to   12.46 (5)  194,108,866  1.15% to 2.30%    2.13%          4.45% (10)  to    10.04% (6)
2008            3,920,292    11.05  to   11.32 (5)   80,663,357  1.15% to 2.05%    6.15%          2.70%       to     3.61%
2007              165,673    10.76  to   10.93 (5)    3,467,341  1.15% to 2.05%    8.15%          2.87%       to     4.03% (6)

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                  At December 31                                             For the Year Ended December 31
--------------------------------------------------------  -----------------------------------------------------------------
                       Unit Fair Value                    Expense Ratio   Investment              Total Return
                           Lowest             Net Assets    Lowest          Income                  Lowest to
Year       Units        to Highest($)(4)         ($)       to Highest (1)  Ratio (2)               Highest (3)
-------------------  -----------------------  ----------  --------------- -----------  ------------------------------------

Invesco Van Kampen V.I. Capital Growth  Fund (Series II)
2011       2,071,174    10.52  to   11.11 (5)     20,837,864  1.15% to 2.30%     0.00%         -8.71%       to  -7.45% (6)
2010       2,194,616    11.52  to   12.01 (5)     23,718,139  1.15% to 2.30%     0.00%         16.55%       to  18.22%
2009       2,817,633     9.89  to   10.16 (5)     25,763,129  1.15% to 2.30%     0.00%         34.29% (10)  to  63.41% (6)
2008       2,073,166     6.09  to    6.22 (5)     11,619,042  1.15% to 2.05%     0.20%        -50.28%       to -49.87% (6)
2007       2,506,101    12.25  to   12.40 (5)     28,034,658  1.15% to 2.05%     0.00%         14.12%       to  14.99% (6)

Invesco Van Kampen V.I. Comstock Fund (Series II)
2011      27,849,831     8.91  to    9.35 (5)    306,802,405  1.15% to 2.30%     1.28%         -4.33%       to  -3.23% (6)
2010      23,853,701     9.31  to    9.67 (5)    283,683,043  1.15% to 2.30%     0.13%         13.06%       to  14.37%
2009      21,815,548     8.24  to    8.45 (5)    234,069,034  1.15% to 2.30%     4.32%         26.94%       to  27.58% (10)(6)
2008      22,559,089     6.52  to    6.66 (5)    192,729,911  1.15% to 2.05%     2.27%        -37.10%       to -36.54%
2007      24,395,107    10.37  to   10.49 (5)    331,165,533  1.15% to 2.05%     1.62%         -4.26%       to  -3.44% (6)

Invesco Van Kampen V.I. Growth and Income Fund (Series II)
2011      39,373,354     9.25  to    9.73 (5)    485,240,590  1.15% to 2.30%     1.04%         -4.48%       to  -3.38% (6)
2010      36,084,513     9.69  to   10.07 (5)    483,038,980  1.15% to 2.30%     0.10%          9.64%       to  10.91%
2009      34,206,154     8.83  to    9.08 (5)    425,361,561  1.15% to 2.30%     3.62%         22.69%       to  27.54% (10)(6)
2008      35,118,591     7.23  to    7.40 (5)    359,361,497  1.15% to 2.05%     1.80%        -33.59%       to -32.98%
2007      34,758,550    10.88  to   11.04 (5)    537,318,833  1.15% to 2.05%     1.32%          0.44%       to   1.35% (6)

Diversified International Account(Class 1)
2011         342,059     5.62  to    5.83          1,988,938  1.40% to 1.80%     0.18%        -12.76%       to -12.41%
2010         377,301     6.44  to    6.65          2,504,439  1.40% to 1.80%     1.44%         11.16%       to  11.61%
2009         473,099     5.80  to    5.96          2,814,443  1.40% to 1.80%     4.80%         25.04%       to  25.54%
2008         466,175     4.64  to    4.75          2,209,666  1.40% to 1.80%     1.86%        -47.18%       to -46.97%
2007         629,741     8.78  to    8.95          5,628,012  1.40% to 1.80%     2.26%         13.99%       to  14.44%

Equity Income Account (Class 1)
2011       2,214,082     9.63  to   10.04         22,105,657  1.40% to 1.80%     0.49%          3.56%       to   3.97%
2010       2,690,027     9.29  to    9.65         25,843,438  1.40% to 1.80%     3.18%         14.11%       to  14.56%
2009       3,133,789     8.15  to    8.43         26,297,778  1.40% to 1.80%     5.84%         17.86%       to  18.34%
2008       3,970,484     6.91  to    7.12         28,164,053  1.40% to 1.80%     2.62%        -35.12%       to -34.86%
2007       5,671,344    10.65  to   10.93         61,774,881  1.40% to 1.80%     0.99%          3.36%       to   3.77%

Government & High Quality Bond Account (Class 1)
2011         554,000     8.04  to    8.37          4,588,705  1.40% to 1.80%     0.18%          4.33%       to   4.75%
2010         636,769     7.70  to    7.99          5,042,990  1.40% to 1.80%     3.25%          3.96%       to   4.37%
2009         821,902     7.41  to    7.66          6,250,179  1.40% to 1.80%     8.26%          4.57%       to   4.99%
2008         980,933     7.08  to    7.29          7,105,252  1.40% to 1.80%     6.72%          2.81%       to   3.22%
2007       1,339,113     6.89  to    7.06          9,413,525  1.40% to 1.80%     5.60%          4.67%       to   5.09%

Income Account (Class 1)
2011         944,655     9.10  to    9.49          8,906,531  1.40% to 1.80%     0.40%          4.35%       to   4.77%
2010       1,208,383     8.72  to    9.06         10,888,418  1.40% to 1.80%     6.33%          6.71%       to   7.14%
2009       1,435,042     8.17  to    8.45         12,072,823  1.40% to 1.80%    10.22%         16.26%       to  16.72%
2008       1,609,192     7.03  to    7.24         11,598,933  1.40% to 1.80%     7.79%         -5.20%       to  -4.82%
2007       2,184,680     7.41  to    7.61         16,563,551  1.40% to 1.80%     6.27%          4.01%       to   4.43%

                           VARIABLE SEPARATE ACCOUNT

                                       OF

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                              At December 31                                      For the Year Ended December 31
-------------------------------------------------------------------------  ------------------------------------------------
                                      Unit Fair Value                       Expense Ratio  Investment      Total Return
                                         Lowest                Net Assets    Lowest          Income          Lowest to
Year                     Units       to Highest($)(4)             ($)       to Highest(1)   Ratio (2)        Highest (3)
-------------------------------- ------------------------     ------------ --------------- ------------ --------------------

LargeCap Blend Account II (Class 1)
2011                     376,012     6.24  to       6.50         2,424,975  1.40% to 1.80%    0.03%     -1.90%  to    -1.51%
2010                     522,287     6.36  to       6.60         3,420,439  1.40% to 1.80%    2.44%     11.23%  to    11.68%
2009                     645,109     5.71  to       5.91         3,786,791  1.40% to 1.80%    1.85%     27.36%  to    27.87%
2008                     903,074     4.49  to       4.62         4,143,148  1.40% to 1.80%    1.45%    -37.54%  to   -37.29%
2007                   1,226,426     7.18  to       7.37         8,977,720  1.40% to 1.80%    1.94%      3.34%  to     3.75%

LargeCap Growth Account (Class 1)
2011                      83,870     6.54  to       6.82           568,467  1.40% to 1.80%    0.00%     -5.95%  to    -5.56%
2010                      93,051     6.95  to       7.22           667,630  1.40% to 1.80%    0.06%     16.26%  to    16.73%
2009                     121,352     5.98  to       6.19           745,861  1.40% to 1.80%    0.76%     24.75%  to    25.25%
2008                     147,848     4.79  to       4.94           724,967  1.40% to 1.80%    0.54%    -44.18%  to   -43.95%
2007                     220,373     8.59  to       8.81         1,930,855  1.40% to 1.80%    0.32%     21.17%  to    21.65%

MidCap Blend Account (Class 1)
2011                     263,324    10.87  to      11.33         2,954,840  1.40% to 1.80%    0.00%      6.36%  to     6.78%
2010                     295,113    10.22  to      10.61         3,108,269  1.40% to 1.80%    2.44%     21.89%  to    22.38%
2009                     412,151     8.38  to       8.67         3,551,253  1.40% to 1.80%    2.02%     26.37%  to    26.87%
2008                     476,725     6.63  to       6.83         3,240,323  1.40% to 1.80%    1.74%    -30.83%  to   -30.55%
2007                     627,552     9.59  to       9.84         6,145,928  1.40% to 1.80%    0.94%     -9.50%  to    -9.14%

Money Market Account (Class 1)
2011                     423,329     5.72  to       5.99         2,522,662  1.40% to 1.80%    0.00%     -1.78%  to    -1.39%
2010                     658,291     5.83  to       6.07         3,984,221  1.40% to 1.80%    0.00%     -1.78%  to    -1.39%
2009                   1,015,368     5.93  to       6.16         6,239,662  1.40% to 1.80%    0.30%     -1.56%  to    -1.17%
2008                   2,218,282     6.03  to       6.23        13,782,583  1.40% to 1.80%    2.27%      0.75%  to     1.15%
2007                     709,149     5.98  to       6.16         4,361,036  1.40% to 1.80%    4.78%      3.06%  to     3.47%

Principal Capital Appreciation Account (Class 1)
2011                     972,571    12.25  to      12.78        12,362,447  1.40% to 1.80%    0.00%     -1.66%  to    -1.26%
2010                   1,217,700    12.46  to      12.94        15,685,617  1.40% to 1.80%    1.53%     13.34%  to    13.79%
2009                   1,471,453    10.99  to      11.37        16,662,286  1.40% to 1.80%    1.65%     27.50%  to    28.01%
2008                   1,811,699     8.62  to       8.88        16,032,434  1.40% to 1.80%    1.17%    -34.56%  to   -34.29%
2007                   2,356,937    13.18  to      13.52        31,761,327  1.40% to 1.80%    0.72%      6.79%  to     7.22%

Real Estate Securities Account (Class 1)
2011                      44,982    18.46  to      19.32           866,498  1.40% to 1.80%    0.00%      6.60%  to     7.42%
2010                      47,843    17.31  to      17.99           857,796  1.40% to 1.80%    3.08%     22.98%  to    23.96%
2009                      49,991    14.08  to      14.51           723,401  1.40% to 1.80%    4.28%     26.12%  to    27.13%
2008                      57,651    11.16  to      11.41 (5)       655,991  1.40% to 1.80%    2.39%    -34.05%  to   -33.79%
2007                      76,782    16.93  to      17.24 (5)     1,320,025  1.40% to 1.80%    3.69%    -19.15%  to   -18.83%

SAM Balanced Portfolio (Class 1)
2011                   5,636,060    10.36  to      10.81        60,313,522  1.40% to 1.80%    2.87%     -0.82%  to    -0.42%
2010                   7,630,083    10.45  to      10.85        82,068,848  1.40% to 1.80%    3.70%     11.58%  to    12.03%
2009                   9,604,945     9.36  to       9.69        92,355,490  1.40% to 1.80%    4.12%     21.63%  to    22.12%
2008                  12,410,964     7.70  to       7.93        97,804,678  1.40% to 1.80%    4.36%    -27.50%  to   -27.21%
2007                  16,625,660    10.62  to      10.90       180,098,979  1.40% to 1.80%    2.56%      6.72%  to     7.16%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                  At December 31                                             For the Year Ended December 31
--------------------------------------------------------  -----------------------------------------------------------------
                        Unit Fair Value                    Expense Ratio   Investment              Total Return
                           Lowest             Net Assets    Lowest          Income                  Lowest to
Year       Units        to Highest($)(4)         ($)       to Highest (1)  Ratio (2)               Highest (3)
-------------------   ----------------------  ----------  --------------- -----------  ------------------------------------

SAM Conservative Balanced Portfolio(Class 1)
2011      1,034,653       7.85   to     8.18    8,404,475   1.40% to 1.80%      3.04%        0.47%   to          0.87%
2010      1,005,078       7.82   to     8.11    8,102,931   1.40% to 1.80%      4.35%        9.84%   to         10.28%
2009      1,287,172       7.12   to     7.36    9,421,124   1.40% to 1.80%      3.28%       18.99%   to         19.47%
2008      1,551,759       5.98   to     6.16    9,509,564   1.40% to 1.80%      4.06%      -20.65%   to        -20.34%
2007      2,217,123       7.54   to     7.73   17,067,252   1.40% to 1.80%      3.45%        5.63%   to          6.06%

SAM Conservative Growth Portfolio (Class 1)
2011      2,274,776      10.23   to    10.66   23,919,200   1.40% to 1.80%      2.07%       -2.23%   to         -1.84%
2010      2,827,562      10.46   to    10.86   30,342,312   1.40% to 1.80%      3.39%       13.16%   to         13.61%
2009      3,734,141       9.25   to     9.56   35,334,269   1.40% to 1.80%      5.18%       23.46%   to         23.95%
2008      4,717,995       7.49   to     7.71   36,058,775   1.40% to 1.80%      4.15%      -34.31%   to        -34.04%
2007      6,750,665      11.40   to    11.69   78,329,330   1.40% to 1.80%      1.69%        7.34%   to          7.77%

SAM Flexible Income Portfolio (Class 1)
2011      1,153,093       9.29   to     9.69   11,079,025   1.40% to 1.80%      3.89%        1.54%   to          1.95%
2010      1,411,163       9.15   to     9.51   13,335,320   1.40% to 1.80%      5.24%        8.54%   to          8.97%
2009      1,945,377       8.43   to     8.72   16,873,589   1.40% to 1.80%      4.94%       17.82%   to         18.29%
2008      2,823,988       7.15   to     7.37   20,706,070   1.40% to 1.80%      7.04%      -15.30%   to        -14.96%
2007      3,665,557       8.44   to     8.67   31,624,757   1.40% to 1.80%      4.66%        4.19%   to          4.61%

SAM Strategic Growth Portfolio (Class 1)
2011        790,817      10.66   to    11.10    8,690,182   1.40% to 1.80%      1.57%       -3.65%   to         -3.26%
2010      1,020,734      11.07   to    11.47   11,620,735   1.40% to 1.80%      2.49%       14.32%   to         14.78%
2009      1,290,665       9.68   to    10.00   12,809,684   1.40% to 1.80%      3.79%       25.18%   to         25.68%
2008      1,476,341       7.73   to     7.95   11,665,110   1.40% to 1.80%      3.97%      -38.54%   to        -38.29%
2007      1,880,387      12.58   to    12.89   24,091,224   1.40% to 1.80%      1.21%        7.65%   to          8.08%

Short-Term Income Account (Class 1)
2011        370,913       7.23   to     7.54    2,747,274   1.40% to 1.80%      0.15%       -0.44%   to         -0.04%
2010        399,144       7.26   to     7.55    2,966,046   1.40% to 1.80%      1.97%        2.34%   to          2.75%
2009        457,427       7.09   to     7.34    3,316,828   1.40% to 1.80%      7.18%        7.98%   to          8.41%
2008        438,301       6.57   to     6.77    2,935,709   1.40% to 1.80%      3.16%       -2.34%   to         -1.95%
2007        482,012       6.73   to     6.91    3,299,420   1.40% to 1.80%      5.08%        2.64%   to          3.05%

SmallCap Growth Account II (Class 1)
2011         93,742       6.10   to     6.35      586,911   1.40% to 1.80%      0.00%       -6.09%   to         -5.72%
2010        102,863       6.49   to     6.73      684,577   1.40% to 1.80%      0.00%       24.67%   to         25.17%
2009        124,856       5.21   to     5.38      664,807   1.40% to 1.80%      0.00%       29.39%   to         29.91%
2008        144,293       4.02   to     4.14      593,049   1.40% to 1.80%      0.00%      -42.20%   to        -41.97%
2007        237,191       6.96   to     7.13    1,683,650   1.40% to 1.80%      0.00%        3.10%   to          3.51%

SmallCap Value Account I (Class 1)
2011         20,677       8.66   to     9.00      185,291   1.40% to 1.80%      0.04%       -5.38%   to         -5.00%
2010         21,247       9.16   to     9.48      200,565   1.40% to 1.80%      0.74%       23.81%   to         24.31%
2009         30,483       7.40   to     7.62      231,797   1.40% to 1.80%      2.34%       14.37%   to         14.59%
2008         31,852       6.47   to     6.65      211,294   1.40% to 1.80%      0.98%      -32.81%   to        -32.77% (6)
2007         31,791       9.62   to     9.89      314,434   1.40% to 1.80%      1.72%      -11.39%   to        -10.78%

                           VARIABLE SEPARATE ACCOUNT
                                     OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                  At December 31                                             For the Year Ended December 31
-------------------------------------------------------------  -----------------------------------------------------------
                        Unit Fair Value                         Expense Ratio   Investment              Total Return
                           Lowest                  Net Assets    Lowest          Income                  Lowest to
Year       Units        to Highest($)(4)              ($)       to Highest (1)  Ratio (2)               Highest (3)
-------------------   ----------------------       ----------  ---------------  ----------  ------------------------------
Diversified International Account (Class 2)
2011        169,230       5.41   to     5.61          945,852   1.55% to 1.95%      0.15%    -13.12%   to   -12.72%
2010        190,975       6.23   to     6.43        1,222,479   1.55% to 1.95%      1.24%     10.66%   to    11.17%
2009        218,632       5.63   to     5.78        1,259,606   1.55% to 1.95%      4.02%     24.12%   to    24.89%
2008        295,919       4.53   to     4.63        1,368,024   1.55% to 1.95%      1.70%    -47.42%   to   -47.20%
2007        737,486       8.62   to     8.77        6,457,706   1.55% to 1.95%      2.12%     13.66%   to    14.12%

Equity Income Account (Class 2)
2011      1,315,624       8.86   to     9.27 (5)   12,494,341   1.52% to 2.17%      0.49%      2.43%   to     3.59%
2010      1,715,096       8.65   to     8.95 (5)   15,738,890   1.52% to 2.17%      2.85%     13.04%   to    14.13%
2009      2,212,593       7.65   to     7.84 (5)   17,826,430   1.52% to 2.17%      5.08%     17.95%   to    24.36% (10)(6)
2008      3,312,824       6.51   to     6.65 (5)   22,674,096   1.52% to 2.02%      2.39%    -34.84%   to   -35.11% (6)
2007      5,151,304      10.00   to    10.25 (5)   54,513,329   1.52% to 2.02%      0.72%     -0.05%(7)to     2.47% (7)(6)

Government &  High Quality Bond Account (Class 2)
2011        150,782       7.70   to     8.00        1,196,996   1.55% to 1.95%      0.16%      3.86%   to     4.27%
2010        188,607       7.41   to     7.67        1,437,348   1.55% to 1.95%      3.01%      3.61%   to     4.02%
2009        227,017       7.15   to     7.37        1,664,973   1.55% to 1.95%      6.97%      4.16%   to     4.58%
2008        293,961       6.87   to     7.05        2,066,764   1.55% to 1.95%      6.42%      2.40%   to     2.81%
2007        482,789       6.71   to     6.86        3,301,862   1.55% to 1.95%      5.65%      4.16%   to     4.57%

Income Account (Class 2)
2011        428,684       8.79   to     9.15        3,914,109   1.55% to 1.95%      0.39%      4.02%   to     4.42%
2010        533,544       8.45   to     8.76        4,663,359   1.55% to 1.95%      5.88%      6.17%   to     6.60%
2009        707,569       7.96   to     8.22        5,804,410   1.55% to 1.95%      9.29%     15.89%   to    16.35%
2008      1,058,743       6.87   to     7.07        7,458,920   1.55% to 1.95%      7.50%     -5.61%   to    -5.23%
2007      1,705,116       7.28   to     7.46       12,685,604   1.55% to 1.95%      6.24%      3.72%   to     4.14%

LargeCap Blend Account II (Class 2)
2011         80,396       5.96   to     6.22          498,119   1.55% to 1.95%      0.02%     -2.34%   to    -1.95%
2010         92,182       6.11   to     6.34          582,511   1.55% to 1.95%      2.00%     10.78%   to    11.23%
2009        100,674       5.51   to     5.70          572,095   1.55% to 1.95%      1.27%     26.79%   to    27.30%
2008        152,486       4.35   to     4.48          680,571   1.55% to 1.95%      1.27%    -37.73%   to   -37.48%
2007        332,804       6.98   to     7.16        2,377,024   1.55% to 1.95%      1.50%      2.90%   to     3.31%

LargeCap Growth Account (Class 2)
2011         55,249       6.30   to     6.56          360,719   1.55% to 1.95%      0.00%     -6.31%   to    -5.97%
2010         60,886       6.73   to     6.98          422,658   1.55% to 1.95%      0.00%     15.82%   to    16.23%
2009         64,764       5.81   to     6.00          387,148   1.55% to 1.95%      0.35%     24.42%   to    24.85%
2008         76,287       4.67   to     4.81          365,890   1.55% to 1.95%      0.24%    -44.39%   to   -44.17%
2007        115,826       8.40   to     8.61          994,535   1.55% to 1.95%      0.00%     20.67%   to    21.16%

MidCap Blend Account (Class 2)
2011         66,063      10.41   to    10.84          712,401   1.55% to 1.95%      0.00%      5.91%   to     6.34%
2010         80,624       9.83   to    10.19          817,910   1.55% to 1.95%      2.22%     21.44%   to    21.93%
2009         97,970       8.09   to     8.36          815,986   1.55% to 1.95%      1.54%     25.87%   to    26.37%
2008        120,400       6.43   to     6.62          794,108   1.55% to 1.95%      1.49%    -31.09%   to   -30.82%
2007        243,804       9.33   to     9.56        2,325,422   1.55% to 1.95%      0.71%     -9.87%   to    -9.51%

                              VARIABLE SEPARATE ACCOUNT
                                      OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                  At December 31                                             For the Year Ended December 31
---------------------------------------------------------------  -----------------------------------------------------------------
                          Unit Fair Value                        Expense Ratio   Investment              Total Return
                              Lowest                Net Assets    Lowest          Income                  Lowest to
Year       Units         to Highest($)(4)              ($)       to Highest (1)  Ratio (2)               Highest (3)
-------------------   -----------------------      ------------  -------------  ----------  --------------------------------------

Money Market Account (Class 2)
2011        280,795       5.57   to     5.80         1,616,806   1.55% to 1.95%      0.00%     -1.93%       to        -1.54%
2010        384,351       5.68   to     5.89         2,251,961   1.55% to 1.95%      0.00%     -1.93%       to        -1.54%
2009        677,053       5.79   to     5.98         4,033,163   1.55% to 1.95%      0.28%     -1.75%       to        -1.36%
2008      2,367,912       5.89   to     6.06        14,299,967   1.55% to 1.95%      2.07%      0.35%       to         0.75%
2007        741,511       5.87   to     6.01         4,437,007   1.55% to 1.95%      4.41%      2.66%       to         3.07%

Principal Capital Appreciation Account(Class 2)
2011        187,210      11.72   to    12.20         2,272,474   1.55% to 1.95%      0.00%     -2.08%       to        -1.69%
2010        287,058      11.97   to    12.41         3,548,871   1.55% to 1.95%      1.28%     12.89%       to        13.34%
2009        376,687      10.60   to    10.95         4,111,445   1.55% to 1.95%      0.97%     27.04%       to        27.55%
2008        529,300       8.34   to     8.59         4,534,019   1.55% to 1.95%      0.89%    -34.84%       to       -34.58%
2007        892,878      12.81   to    13.13        11,693,715   1.55% to 1.95%      0.50%      6.37%       to         6.79%

Real Estate Securities Account (Class 2)
2011         13,900      18.13   to    18.98           262,236   1.55% to 1.95%      0.00%      7.05%       to         7.19% (6)
2010         24,526      16.91   to    17.73           430,757   1.55% to 1.95%      2.77%     23.37%       to        24.02% (6)
2009         32,241      13.64   to    14.37           460,675   1.55% to 1.95%      3.48%     26.47%       to        26.72%
2008         48,396      10.78   to    11.34           546,928   1.55% to 1.95%      2.24%    -34.32%       to       -34.04%
2007         80,463      16.42   to    17.19         1,379,040   1.55% to 1.95%      3.38%    -19.51%       to       -19.18%

SAM Balanced Portfolio(Class 2)
2011      4,211,032       9.64   to    10.43        43,608,829   1.52% to 2.17%      2.53%     -1.99%       to        -0.79%
2010      5,280,382       9.84   to    10.51        55,154,015   1.52% to 2.17%      3.50%     10.43%       to        11.63%
2009      6,366,836       8.91   to     9.41        59,616,382   1.52% to 2.17%      3.91%     20.36% (10)  to        21.76%
2008      8,976,782       7.37   to     7.73        69,095,751   1.52% to 2.02%      4.13%    -28.24%       to       -27.53%
2007     13,691,041      10.27   to    10.67       145,477,816   1.52% to 2.02%      2.32%      3.65% (7)   to         6.18% (7)(6)

SAM Conservative Balanced Portfolio(Class 2)
2011        809,698      10.34   to    11.01 (5)     6,506,641   1.52% to 2.17%      2.93%     -0.68%       to         0.43% (6)
2010        890,115      10.41   to    10.96 (5)     7,155,837   1.52% to 2.17%      4.05%      8.60%       to        10.05% (6)
2009      1,127,485       9.59   to     9.96 (5)     8,207,867   1.52% to 2.17%      2.97%     15.80% (10)  to        18.90% (6)
2008      1,589,201       8.13   to     8.38 (5)     9,761,789   1.52% to 2.02%      3.85%    -21.45%       to       -20.63%
2007      2,523,507      10.35   to    10.56 (5)    19,251,280   1.52% to 2.02%      3.21%      3.51% (7)   to         5.57% (7)(6)

SAM Conservative Growth Portfolio(Class 2)
2011      2,355,367       9.54   to    10.24        23,931,168   1.52% to 2.17%      1.86%     -3.34%       to        -2.13%
2010      2,838,301       9.87   to    10.46        29,480,485   1.52% to 2.17%      3.19%     12.04%       to        13.19%
2009      3,492,282       8.81   to     9.24        32,078,347   1.52% to 2.17%      5.02%     23.46%       to        23.99% (10)(6)
2008      4,286,571       7.17   to     7.49        31,929,924   1.52% to 2.02%      3.87%    -34.70%       to       -34.30%
2007      6,063,870      10.98   to    11.39        68,797,689   1.52% to 2.02%      1.48%      3.98% (7)   to         6.54% (7)(6)

SAM Flexible Income Portfolio (Class 2)
2011      1,029,599      10.73   to    11.50 (5)     9,590,282   1.52% to 2.17%      3.67%      0.35%       to         1.58%
2010      1,156,232      10.69   to    11.32 (5)    10,602,634   1.52% to 2.17%      5.07%      7.37%       to         8.60%
2009      1,647,151       9.96   to    10.42 (5)    13,907,215   1.52% to 2.17%      4.41%     13.13% (10)  to        17.81%
2008      2,695,421       8.55   to     8.85 (5)    19,300,818   1.52% to 2.02%      6.99%    -16.15%       to       -15.32% (6)
2007      5,221,520      10.20   to    10.45 (5)    44,239,577   1.52% to 2.02%      4.55%      1.98% (7)   to         4.49% (7)

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                           At December 31                                          For the Year Ended December 31
------------------------------------------------------------------- -----------------------------------------------------------
                                Unit Fair Value                      Expense Ratio  Investment            Total Return
                                    Lowest              Net Assets      Lowest        Income               Lowest to
Year               Units        to Highest($)(4)            ($)      to Highest(1)   Ratio (2)            Highest (3)
-------------------------- -------------------------   ------------ --------------- ----------  -------------------------------

SAM Strategic Growth Portfolio(Class 2)
2011           1,049,258       9.92   to    10.71       11,107,748   1.52% to 2.17%     1.38%     -4.66%      to  -3.60%
2010           1,397,038      10.40   to    11.11       15,343,930   1.52% to 2.17%     2.32%     13.29%      to  14.43%
2009           1,614,716       9.18   to     9.71       15,515,066   1.52% to 2.17%     3.60%     25.13%      to  26.37% (10)(6)
2008           1,962,628       7.39   to     7.76       15,090,465   1.52% to 2.02%     3.68%    -38.84%      to -38.50%
2007           2,459,318      12.09   to    12.62       30,798,767   1.52% to 2.02%     0.92%      3.75% (7)  to   6.65% (7)(6)
Short-Term Income Account (Class 2)
2011             202,891       6.99   to     7.27        1,468,387   1.55% to 1.95%     0.15%     -1.00%      to  -0.60%
2010             254,355       7.06   to     7.31        1,851,701   1.55% to 1.95%     1.91%      2.35%      to   2.77%
2009             244,737       6.89   to     7.11        1,734,111   1.55% to 1.95%     6.53%      7.69%      to   8.12%
2008             245,835       6.40   to     6.58        1,610,919   1.55% to 1.95%     2.85%     -3.14%      to  -2.75%
2007             347,912       6.61   to     6.76        2,348,855   1.55% to 1.95%     4.95%      2.23%      to   2.64%

SmallCap Growth Account II (Class 2)
2011              37,685       5.86   to     6.08          228,026   1.55% to 1.95%     0.00%     -6.53%      to  -6.17%
2010              52,037       6.27   to     6.48          335,263   1.55% to 1.95%     0.00%     24.23%      to  24.74%
2009              50,781       5.04   to     5.19          262,664   1.55% to 1.95%     0.00%     28.73%      to  29.26%
2008              77,093       3.92   to     4.02          308,928   1.55% to 1.95%     0.00%    -42.39%      to -42.16%
2007             112,150       6.80   to     6.95          777,178   1.55% to 1.95%     0.00%      2.63%      to   3.04%

SmallCap Value Account I (Class 2)
2011              10,334       8.41   to     8.82           90,807   1.55% to 1.95%     0.04%     -6.40%      to  -5.37%
2010              18,235       8.99   to     9.32          168,872   1.55% to 1.95%     0.83%     22.51%      to  23.88%
2009              13,920       7.33   to     7.52          104,411   1.55% to 1.95%     1.93%     12.90%      to  14.10%
2008              15,299       6.50   to     6.59          100,645   1.55% to 1.95%     0.78%    -32.74%      to -32.94% (6)
2007              23,212       9.66   to     9.83          227,931   1.55% to 1.95%     2.05%    -11.34%      to -11.09%

Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
2011              85,693      10.93   to    11.46          981,636   1.52% to 2.02%     2.52%     -3.18%      to  -2.34%
2010              61,271      11.29   to    11.74          717,063   1.52% to 2.02%     2.57%     10.52%      to  11.72%
2009              81,637      10.21   to    10.50          855,920   1.52% to 2.02%     4.22%     18.66% (10) to  22.13%
2008              98,468       8.45   to     8.60          845,416   1.52% to 1.77%     3.36%    -29.59%      to -29.40%
2007             117,403      11.99   to    12.18        1,427,849   1.52% to 1.77%     2.83%      7.25%      to   7.53%

Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
2011             117,875      10.95   to    11.43        1,344,410   1.52% to 2.02%     0.00%     -7.45%      to  -6.97%
2010             159,274      11.83   to    12.29        1,951,181   1.52% to 2.02%     0.00%     25.18%      to  26.44%
2009             221,739       9.45   to     9.72        2,147,620   1.52% to 2.02%     0.00%     23.76%      to  28.14% (10)(6)
2008             273,607       7.70   to     7.85        2,142,258   1.52% to 1.77%     0.00%    -41.86%      to -41.72%
2007             312,820      13.24   to    13.48        4,201,917   1.52% to 1.77%     0.00%     11.47%      to  11.75%

Columbia Variable Portfolio - High Income Fund (Class 1)
2011           1,149,751      18.53   to    19.47       22,135,020   1.52% to 2.17%     7.51%      4.28%      to   4.96%
2010           1,415,148      17.77   to    18.55       25,984,432   1.52% to 2.17%     7.78%      9.54%      to  10.27%
2009           1,372,893      16.22   to    16.82 (5)   22,869,890   1.52% to 2.17%    10.42%     21.56% (10) to  41.98%
2008           1,370,354      11.54   to    11.85 (5)   16,096,884   1.52% to 2.02%    10.46%    -26.27%      to -25.91%
2007           1,773,530      15.66   to    15.99 (5)   28,133,242   1.52% to 2.02%     5.17%     -0.33%      to   0.31%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                            At December 31                                          For the Year Ended December 31
---------------------------------------------------------------------- ---------------------------------------------------------
                               Unit Fair Value                         Expense Ratio   Investment           Total Return
                                  Lowest                  Net Assets      Lowest         Income              Lowest to
Year           Units           to Highest($)(4)               ($)      to Highest(1)    Ratio(2)             Highest (3)
------------------------- ----------------------------- -------------- --------------- ---------- ------------------------------

Columbia Variable  Portfolio - Marsico Focused Equities Fund(Class 1)
2011        2,932,795      10.41   to       11.00        31,888,262   1.52% to 2.17%   0.42%       -4.84%      to  -4.08%
2010        3,687,487      10.94   to       11.47        41,882,170   1.52% to 2.17%   0.45%       15.84%      to  16.93%
2009        4,675,588       9.44   to        9.81        45,470,864   1.52% to 2.17%   0.66%       24.94% (10) to  26.73%
2008        5,561,387       7.52   to        7.74        42,729,644   1.52% to 2.02%   0.10%      -42.47%      to -42.19%
2007        6,418,154      13.07   to       13.39 (5)    85,408,402   1.52% to 2.02%   0.12%       11.43%      to  11.86% (6)

Columbia Variable Portfolio - Marsico Growth Fund (Class 1)
2011          248,363      10.00   to       10.47         2,590,925   1.52% to 2.02%   0.28%       -5.00%      to  -4.11%
2010          323,404      10.53   to       10.91         3,520,564   1.52% to 2.02%   0.12%       18.71%      to  19.71%
2009          441,440       8.87   to        9.12         4,016,044   1.52% to 2.02%   0.76%       24.10% (10) to  24.75%
2008          541,437       7.17   to        7.31         3,949,604   1.52% to 1.77%   0.32%      -40.51%      to -40.36%
2007          640,251      12.05   to       12.25         7,830,687   1.52% to 1.77%   0.08%       15.42%      to  15.71%

Columbia Variable Portfolio - Marsico 21st Century Fund (Class 1)
2011           96,971      12.68   to       13.25         1,280,717   1.52% to 2.02%   0.00%      -14.02%      to -13.26%
2010          107,059      14.75   to       15.28         1,631,456   1.52% to 2.02%   0.00%       14.52%      to  15.64%
2009          131,028      12.88   to       13.21         1,724,985   1.52% to 2.02%   0.12%       25.15%      to  31.66% (10)(6)
2008          138,259      10.36   to       10.56         1,456,190   1.52% to 1.77%   0.00%      -44.56%      to -44.42%
2007          138,148      18.68   to       18.99         2,614,595   1.52% to 1.77%   0.50%       17.19%      to  17.49%

Columbia Variable Portfolio - Mid Cap Growth Fund (Class 1)
2011           69,236       9.71   to       10.82           736,612   1.52% to 2.02%   0.00%       -6.92%      to  -6.50%
2010          121,959      10.43   to       11.58         1,383,881   1.52% to 2.02%   0.07%       27.15%      to  28.11%
2009          161,899       8.20   to        9.04         1,429,293   1.52% to 2.02%   0.00%       35.71% (10) to  41.67%
2008          179,757       5.83   to        6.38         1,123,982   1.52% to 1.77%   0.00%      -45.26%      to -45.13%
2007          194,214      10.66   to       11.62         2,211,393   1.52% to 1.77%   0.11%       17.77%      to  18.07%

Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2)
2011          198,806      14.08   to       14.65         2,907,894   1.52% to 2.02%   0.78%      -18.15%      to -17.45%
2010          248,600      17.21   to       17.75         4,403,401   1.52% to 2.02%   0.69%       11.11%      to  12.01%
2009          296,817      15.49   to       15.85         4,694,413   1.52% to 2.02%   1.88%       25.60% (10) to  35.87%
2008          380,058      11.47   to       11.66         4,425,940   1.52% to 1.77%   1.26%      -49.39%      to -49.27%
2007          404,480      22.66   to       22.99         9,285,181   1.52% to 1.77%   0.11%       17.58%      to  17.87%

Columbia Variable Portfolio - Diversified Equity Income Fund (Class 1)
2011          272,913       9.95   to       10.45         2,842,827   1.52% to 2.02%   2.07%       -9.35%      to  -8.57%
2010          364,851      10.98   to       11.43         4,153,700   1.52% to 2.02%   1.60%       12.08%      to  13.26%
2009          433,315       9.80   to       10.09         4,359,704   1.52% to 2.02%   3.00%       22.12%      to  22.42% (10)(6)
2008          521,919       8.10   to        8.26         4,302,907   1.52% to 1.77%   2.45%      -38.18%      to -38.02%
2007          601,288      13.10   to       13.33         7,999,484   1.52% to 1.77%   1.44%        0.93%      to   1.19%

Asset Allocation Fund (Class 2)
2011        4,592,849      15.47   to       15.83        72,609,243   1.52% to 1.77%   1.78%       -0.48%      to  -0.23%
2010        5,407,120      15.54   to       15.87        85,697,533   1.52% to 1.77%   1.93%       10.53%      to  10.81%
2009        6,290,551      14.06   to       14.32        89,982,813   1.52% to 1.77%   2.33%       21.81%      to  22.12%
2008        7,239,553      11.54   to       11.72        84,806,694   1.52% to 1.77%   2.38%      -30.75%      to -30.57%
2007        8,948,609      16.67   to       16.89       151,021,559   1.52% to 1.77%   2.13%        4.68%      to   4.95%

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                              At December 31                           For the Year Ended December 31
-------------------------------------------------------------  --------------------------------------------------
                              Unit Fair Value                   Expense Ratio   Investment       Total Return
                                 Lowest to          Net Assets     Lowest         Income           Lowest to
Year          Units           Highest ($)(4)           ($)      to Highest(1)    Ratio(2)        Highest (3)
------------- ------------ -------------------------   ------------ --------------- ----------  -----------------
Global Growth Fund (Class 2)
2011           12,096,803    19.80   to     20.65   248,764,306   1.52% to 1.97%   1.22%   -10.66%   to    -10.26%
2010           14,920,017    22.17   to     23.01   342,056,864   1.52% to 1.97%   1.44%     9.57%   to     10.06%
2009           17,654,633    20.23   to     20.91   367,855,392   1.52% to 1.97%   1.41%    39.53%   to     40.16%
2008           20,560,268    14.50   to     14.92   305,800,211   1.52% to 1.97%   1.68%   -39.59%   to    -39.32%
2007           24,347,951    24.00   to     24.59   597,059,462   1.52% to 1.97%   2.68%    12.61%   to     13.12%

Growth Fund (Class 2)
2011           18,577,732    17.90   to     18.66   344,935,437   1.52% to 1.97%   0.58%    -6.14%   to     -5.72%
2010           23,161,429    19.07   to     19.79   456,326,337   1.52% to 1.97%   0.70%    16.37%   to     16.89%
2009           27,875,080    16.39   to     16.93   470,030,372   1.52% to 1.97%   0.65%    36.70%   to     37.31%
2008           32,104,323    11.99   to     12.33   394,455,264   1.52% to 1.97%   0.75%   -45.06%   to    -44.82%
2007           37,442,579    21.82   to     22.34   834,187,972   1.52% to 1.97%   0.76%    10.16%   to     10.66%

Growth-Income Fund (Class 2)
2011           21,845,814    15.20   to     15.86   344,899,767   1.52% to 1.97%   1.46%    -3.75%   to     -3.31%
2010           26,741,866    15.79   to     16.40   436,801,880   1.52% to 1.97%   1.44%     9.25%   to      9.75%
2009           31,212,080    14.46   to     14.94   464,726,621   1.52% to 1.97%   1.58%    28.68%   to     29.26%
2008           35,657,770    11.23   to     11.56   410,931,178   1.52% to 1.97%   1.64%   -39.06%   to    -38.79%
2007           41,685,459    18.44   to     18.89   785,132,652   1.52% to 1.97%   1.48%     2.99%   to      3.46%

Asset Allocation Fund (Class 3)
2011              785,780    46.73   to     47.40    37,221,998   1.30% to 1.40%   1.81%    -0.05%   to      0.05%
2010              922,960    46.75   to     47.37    43,700,036   1.30% to 1.40%   1.99%    11.05%   to     11.16%
2009            1,017,052    42.10   to     42.62    43,321,176   1.30% to 1.40%   2.32%    22.23%   to     22.35%
2008            1,178,662    34.44   to     34.83    41,036,878   1.30% to 1.40%   2.43%   -30.37%   to    -30.30%
2007            1,427,576    49.47   to     49.97    71,314,007   1.30% to 1.40%   2.12%     5.08%   to      5.18%

Cash Management Fund (Class 3)
2011              551,224    21.27   to     21.58    11,890,437   1.30% to 1.40%   0.00%    -1.74%   to     -1.64%
2010              612,158    21.65   to     21.94    13,423,722   1.30% to 1.40%   0.00%    -1.74%   to     -1.64%
2009              785,727    22.03   to     22.30    17,519,838   1.30% to 1.40%   0.21%    -1.70%   to     -1.60%
2008            1,113,284    22.42   to     22.67    25,225,866   1.30% to 1.40%   1.67%     0.57%   to      0.67%
2007              895,103    22.29   to     22.52    20,152,748   1.30% to 1.40%   6.98%     3.38%   to      3.48%

Growth Fund (Class 3)
2011            1,105,433   168.39   to    170.79   188,708,917   1.30% to 1.40%   0.65%    -5.54%   to     -5.44%
2010            1,282,399   178.27   to    180.63   231,541,625   1.30% to 1.40%   0.76%    17.11%   to     17.23%
2009            1,494,840   152.22   to    154.09   230,247,705   1.30% to 1.40%   0.69%    37.58%   to     37.72%
2008            1,767,217   110.64   to    111.89   197,665,581   1.30% to 1.40%   0.81%   -44.71%   to    -44.66%
2007            2,105,017   200.12   to    202.17   425,443,840   1.30% to 1.40%   0.79%    10.87%   to     10.98%

Growth-Income Fund (Class 3)
2011            1,470,881   115.51   to    117.16   172,210,686   1.30% to 1.40%   1.52%    -3.14%   to     -3.04%
2010            1,727,264   119.25   to    120.84   208,592,720   1.30% to 1.40%   1.47%     9.95%   to     10.06%
2009            2,051,954   108.46   to    109.79   225,163,090   1.30% to 1.40%   1.61%    29.48%   to     29.61%
2008            2,421,334    83.76   to     84.70   205,009,214   1.30% to 1.40%   1.68%   -38.65%   to    -38.59%
2007            2,937,093   136.53   to    137.93   404,960,122   1.30% to 1.40%   1.49%     3.66%   to      3.76%


                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                                 At December 31                                 For the Year Ended December 31
-----------------------------------------------------------------  -------------------------------------------------------------
                                Unit Fair Value                     Expense Ratio   Investment         Total Return
                                   Lowest to           Net Assets      Lowest         Income             Lowest to
Year          Units              Highest ($)(4)           ($)        to Highest(1)    Ratio(2)          Highest (3)
-------------------------- -------------------------   ------------ --------------- ----------  -------------------------------
High-Income Bond Fund (Class 3)
2011                253,203   79.82   to       80.96    20,491,234  1.30% to 1.40%    7.32%         0.56%   to             0.66%
2010                287,610   79.38   to       80.43    23,121,444  1.30% to 1.40%    7.29%        13.54%   to            13.66%
2009                334,808   69.91   to       70.76    23,685,327  1.30% to 1.40%    7.13%        37.21%   to            37.34%
2008                352,080   50.95   to       51.52    18,134,272  1.30% to 1.40%    6.99%       -24.82%   to           -24.75%
2007                404,046   67.78   to       68.47    27,657,188  1.30% to 1.40%   10.61%        -0.01%   to             0.09%

International Fund (Class 3)
2011              1,006,795   42.59   to       43.20    43,473,502  1.30% to 1.40%    1.67%       -15.05%   to           -14.97%
2010              1,195,394   50.14   to       50.80    60,705,085  1.30% to 1.40%    2.04%         5.77%   to             5.87%
2009              1,417,411   47.40   to       47.98    67,987,799  1.30% to 1.40%    1.55%        41.26%   to            41.40%
2008              1,671,356   33.56   to       33.94    56,701,012  1.30% to 1.40%    1.82%       -42.91%   to           -42.85%
2007              2,080,064   58.78   to       59.38   123,482,824  1.30% to 1.40%    1.46%        18.43%   to            18.55%

U.S. Government/AAA-Rated Securities Fund (Class 3)
2011                591,640   39.71   to       40.28    23,809,754  1.30% to 1.40%    1.81%         6.06%   to             6.17%
2010                687,580   37.44   to       37.94    26,067,499  1.30% to 1.40%    1.72%         4.35%   to             4.45%
2009                753,235   35.88   to       36.32    27,342,808  1.30% to 1.40%    2.38%         1.15%   to             1.25%
2008                920,427   35.47   to       35.87    33,001,741  1.30% to 1.40%    2.85%         6.16%   to             6.27%
2007                855,535   33.41   to       33.76    28,870,237  1.30% to 1.40%    7.29%         5.15%   to             5.26%

Growth and Income Portfolio (Class VC)
2011             23,295,497    8.19   to     8.65(5)   240,195,562  1.15% to 2.30%    0.75%        -8.22%   to            -7.15% (6)
2010             21,726,327    8.92   to     9.31(5)   249,602,582  1.15% to 2.30%    0.58%        14.76%   to            16.07%
2009             21,685,033    7.78   to     8.03(5)   218,701,580  1.15% to 2.30%    1.02%        17.54%   to        22.85% (10)(6)
2008             22,178,040    6.61   to     6.83(5)   191,962,266  1.15% to 2.05%    1.55%       -37.97%   to           -37.15%
2007             20,216,084   10.66   to    10.86(5)   281,634,255  1.15% to 2.05%    1.32%         0.82%   to             2.25%

Mid-Cap Value Portfolio (Class VC)
2011              2,028,107   12.68   to       12.99    26,314,421  1.52% to 1.77%    0.19%        -5.70%   to            -5.46%
2010              2,497,517   13.45   to       13.75    34,280,758  1.52% to 1.77%    0.39%        23.23%   to            23.54%
2009              2,906,341   10.91   to       11.13    32,294,873  1.52% to 1.77%    0.47%        24.40%   to            24.71%
2008              3,725,186    8.77   to        8.92    33,200,982  1.52% to 1.77%    1.11%       -40.42%   to           -40.27%
2007              5,311,917   14.73   to       14.94    79,277,583  1.52% to 1.77%    0.38%        -1.18%   to            -0.94%

Sterling Capital Select Equity VIF
2011                161,090    8.20   to     8.71(5)     1,391,970  1.52% to 2.17%    1.09%        -6.52%   to            -5.48%
2010                190,884    8.78   to     9.21(5)     1,745,230  1.52% to 2.17%    1.27%         8.98%   to            10.24%
2009                221,514    8.05   to     8.35(5)     1,836,714  1.52% to 2.17%    1.00%        16.71%   to        23.46% (10)(6)
2008                271,911    6.96   to     7.16(5)     1,932,960  1.52% to 2.02%    1.57%       -38.91%   to           -38.37%
2007                335,934   11.40   to    11.62(5)     3,879,807  1.52% to 2.02%    2.01%        -8.29%   to            -7.29%

Sterling Capital Special Opportunities VIF
2011                916,394   13.78   to       14.28    13,013,539  1.52% to 2.17%    0.00%        -5.60%   to            -4.99%
2010              1,035,403   14.60   to    15.03(5)    15,483,642  1.52% to 2.17%    0.06%        13.58%   to            14.48%
2009              1,117,946   12.85   to    13.12(5)    14,612,765  1.52% to 2.17%    0.00%    27.30% (10)  to            41.37% (6)
2008                979,881    9.12   to     9.28(5)     9,070,268  1.52% to 2.02%    0.15%       -35.04%   to           -34.71% (6)
2007                721,360   14.04   to    14.22(5)    10,239,903  1.52% to 2.02%    0.00%        10.96%   to            11.70%

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                                 At December 31                            For the Year Ended December 31
--------------------------------------------------------------------------------------------------------------------------
                                Unit Fair Value                     Expense Ratio  Investment       Total Return
                                   Lowest to          Net Assets       Lowest        Income           Lowest to
Year          Units              Highest ($)(4)          ($)        to Highest(1)   Ratio(2)        Highest (3)
----------  ----------- --------------------------  ------------- ---------------  ----------  ---------------------------
Sterling Capital Strategic Allocation Equity VIF
2011             167,616    8.83   to     9.32 (5)    1,554,013   1.52% to 2.17%   0.79%        -9.55%       to       -8.72%
2010             198,013    9.76   to    10.21 (5)    2,012,635   1.52% to 2.17%   1.52%        12.22%       to       13.24%
2009             254,380    8.70   to     9.01 (5)    2,284,872   1.52% to 2.17%   0.86%        23.36%       to       26.47% (10)(6)
2008             341,013    7.10   to     7.31 (5)    2,485,457   1.52% to 2.02%   1.35%       -39.88%       to      -39.16% (6)
2007             396,678   11.82   to    12.01 (5)    4,754,397   1.52% to 2.02%   2.78%        -0.30%       to        0.53%

Sterling Capital Total Return Bond VIF
2011             600,917   12.30   to    12.91 (5)    7,732,666   1.52% to 2.17%   3.63%         4.13%       to        4.50% (6)
2010             750,050   11.82   to    12.36 (5)    9,243,994   1.52% to 2.17%   3.85%         5.35%       to        6.10% (6)
2009             813,916   11.22   to    11.65 (5)    9,457,386   1.52% to 2.17%   4.02%         5.05% (10)  to        6.93% (6)
2008             881,670   10.57   to    10.89 (5)    9,579,684   1.52% to 2.02%   4.13%         1.12%       to        1.82% (6)
2007             786,205   10.45   to    10.70 (5)    8,405,798   1.52% to 2.02%   4.13%         3.12%       to        4.86%

MTB Managed Allocation Fund - Moderate Growth II
2011                  34    8.98   to     9.09              305   1.52% to 1.77%   1.82%        -7.33%       to       -6.93%
2010                  39    9.69   to     9.77              375   1.52% to 1.77%   0.86%         8.51%       to        8.89%
2009                  44    8.93   to     8.97              394   1.52% to 1.77%   0.00%        23.48%       to       23.73%
2008                 234    7.23   to     7.25            1,697   1.52% to 1.77%   4.81%       -30.15%       to      -29.81%
2007                  20   10.30   to    10.38              207   1.52% to 1.77%   1.94%         3.05% (8)   to        3.81% (8)

Franklin Income Securities Fund (Class 2)
2011           9,098,783   10.18   to    10.68       95,709,571   1.15% to 2.30%   5.37%         0.04%       to        1.21% (6)
2010           4,540,183   10.18   to    10.56 (5)   47,357,563   1.15% to 2.30%   6.03%         9.89%       to       11.38% (6)
2009           2,198,185    9.26   to     9.48 (5)   20,645,365   1.15% to 2.30%   7.12%        25.18% (10)  to       34.05% (6)
2008           1,013,572    7.00   to     7.07 (5)    7,131,063   1.15% to 2.05%   6.92%       -30.02% (9)   to      -29.30% (9)(6)
2007                   -       -                -             -               -       -             -                     -

Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)
2011           4,603,619    8.66   to     9.08 (5)   41,094,450   1.15% to 2.30%   0.02%        -3.82%       to       -2.67%
2010           3,952,710    9.01   to     9.32 (5)   36,380,043   1.15% to 2.30%   2.29%         7.43%       to        8.99% (6)
2009           3,482,506    8.39   to     8.56 (5)   29,523,958   1.15% to 2.30%   2.86%        25.44% (10)  to       28.76% (6)
2008           2,814,991    6.56   to     6.64       18,615,929   1.15% to 2.05%   4.22%       -34.40% (9)   to      -33.55% (9)(6)
2007                   -       -             -                -               -       -             -                     -

Allocation Balanced Portfolio (Class 3)
2011           7,633,479   11.04   to    11.57 (5)   86,485,664   1.15% to 2.30%   1.56%        -1.83%       to       -0.69% (6)
2010           2,867,378   11.25   to    11.65 (5)   32,841,923   1.15% to 2.30%   4.17%         5.65% (11)  to        6.81% (11)(6)
2009                   -       -             -                -               -       -             -                     -
2008                   -       -             -                -               -       -             -                     -
2007                   -       -             -                -               -       -             -                     -

Allocation Growth Portfolio (Class 3)
2011           1,220,227    9.94   to    10.48       12,402,687   1.15% to 2.30%   1.17%        -8.72%       to       -7.67% (6)
2010             411,426   10.89   to    11.17 (5)    4,539,712   1.30% to 2.30%   2.24%         8.15% (11)  to        9.39% (11)(6)
2009                   -       -             -                -               -       -             -                     -
2008                   -       -             -                -               -       -             -                     -
2007                   -       -             -                -               -       -             -                     -


                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

                              At December 31                                        For the Year Ended December 31
-------------------------------------------------------------------------------------------------------------------------------
                             Unit Fair Value                        Expense Ratio  Investment         Total Return
                                Lowest to            Net Assets       Lowest         Income             Lowest to
Year             Units        Highest ($)(4)            ($)         to Highest(1)    Ratio(2)           Highest(3)
----------  -------------  ----------------------  -------------  ----------------  ---------- --------------------------------
Allocation Moderate Growth Portfolio (Class 3)
2011          12,970,069   10.29   to    10.81(5)   136,999,346   1.15% to 2.30%     1.39%     -5.75%       to     -4.66%(6)
2010           4,992,596   10.92   to    11.34(5)    55,508,068   1.15% to 2.30%     3.21%      7.12%(11)   to      8.38%(11)(6)
2009                   -       -             -                -               -         -          -                   -
2008                   -       -             -                -               -         -          -                   -
2007                   -       -             -                -               -         -          -                   -

Allocation Moderate Portfolio (Class 3)
2011          10,906,627   10.72   to    11.27(5)   120,030,610   1.15% to 2.30%     1.41%     -4.13%       to     -3.02%(6)
2010           3,880,104   11.18   to    11.62(5)    44,214,654   1.15% to 2.30%     3.88%      6.60%(11)   to      7.77%(11)(6)
2009                   -       -             -                -               -         -          -                   -
2008                   -       -             -                -               -         -          -                   -
2007                   -       -             -                -               -         -          -                   -

Real Return Portfolio (Class 3)
2011          16,606,426   11.61   to    12.17(5)   197,603,434   1.15% to 2.30%     0.00%      3.59%       to      4.79%(6)
2010           7,405,888   11.20   to    11.62(5)    84,421,305   1.15% to 2.30%     2.25%      0.08%(11)   to      1.23%(11)
2009                   -       -             -                -               -         -          -                   -
2008                   -       -             -                -               -         -          -                   -
2007                   -       -             -                -               -         -          -                   -

----------
(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions, see footnote 4.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year.

(4) The unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions.

(5) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(6) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

----------
(7) For the period from the effective date of January 29, 2007 to December 31, 2007.

(8) For the period from the effective date of February 5, 2007 to December 31, 2007.

(9) For the period from the effective date of February 4, 2008 to December 31, 2008.

(10) For the period from the effective date of May 13, 2009 to December 31, 2009.

(11) For the period from the effective date of January 19, 2010 to December 31, 2010.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                 INDEX TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                  Page
                                                                Number(s)
                                                                ---------
Report of Independent Registered Public Accounting Firm           -

Consolidated Balance Sheets - December 31, 2011 and 2010         1 to 2

Consolidated Statements of Income (Loss) -
  Years Ended December 31, 2011, 2010 and 2009                     3

Consolidated Statements of Comprehensive Income (Loss) -
  Years Ended December 31, 2011, 2010 and 2009                     4

Consolidated Statements of Shareholder's Equity - Years Ended
  December 31, 2011, 2010 and 2009                                 5

Consolidated Statements of Cash Flows - Years Ended
  December 31, 2011, 2010 and 2009                               6 to 7

Notes to Consolidated Financial Statements                       8 to 62

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of SunAmerica Annuity and Life Assurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), comprehensive income (loss), shareholder's equity and cash flows present fairly, in all material respects, the financial position of SunAmerica Annuity and Life Assurance Company, an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 25, 2012

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

                                                                          December 31,
                                                                   ---------------------------
                                                                      2011             2010
                                                                   ------------      ---------
                                                                          (In millions)
ASSETS:
Investments:
     Fixed maturity securities, available for sale, at fair value
       (amortized cost:  2011 - $3,486; 2010 - $2,575)             $      3,588      $   2,620
     Fixed maturity securities, trading, at fair value                       20             19
     Hybrid securities, trading, at fair value                               12              -
     Mortgage and other loans receivable (net of allowance:
       2011 - $14; 2010 - $21)                                              403            395
     Policy loans                                                           105            116
     Mutual funds, at fair value                                              1              1
     Partnerships (portion measured at fair value:  2011 - $2;
       2010 - $2)                                                           203            194
     Derivative assets, at fair value                                       131            131
     Short-term investments (portion measured at fair value:
       2011 - $157; 2010 - $491)                                            277            706
                                                                   ------------      ---------
Total investments                                                         4,740          4,182


Cash                                                                        212             76
Accrued investment income                                                    41             37
Income taxes receivable from Parent                                           -             38
Deferred policy acquisition costs                                           516            612
Deferred sales inducements                                                   93            108
Deferred tax asset                                                          348              7
Amounts due from related parties                                             49             16
Receivable from brokers                                                       3              1
Other assets                                                                 84             84
Separate account assets, at fair value                                   21,039         22,685
                                                                   ------------      ---------
TOTAL ASSETS                                                       $     27,125      $  27,846
                                                                   ============      =========

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (Continued)

                                                                            December 31,
                                                                -----------------------------------
                                                                     2011                2010
                                                                -------------         -------------
                                                                          (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY:
Liabilities:
Policyholder contract deposits                                  $       4,543         $      3,649
Future policy benefits                                                    417                  379
Income taxes payable to Parent                                            102                    -
Payable to brokers                                                          -                    3
Other liabilities                                                         201                  220
Separate account liabilities                                           21,039               22,685
                                                                --------------        ------------
TOTAL LIABILITIES                                                      26,302               26,936
                                                                --------------        ------------

COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 10)

SHAREHOLDER'S EQUITY:
 Common stock, $1,000 par value, 4,000 shares authorized,
   3,511 shares issued and outstanding                                      4                    4
 Additional paid-in capital                                             1,249                1,245
 Accumulated deficit                                                     (486)                (372)
 Accumulated other comprehensive income                                    56                   33
                                                                --------------        ------------
TOTAL SHAREHOLDER'S EQUITY                                                823                  910
                                                                --------------        ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                      $      27,125         $     27,846
                                                                ==============        ============

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                    CONSOLIDATED STATEMENTS OF INCOME (LOSS)

                                                                                      Years ended December 31,
                                                                          ------------------------------------------------
                                                                             2011               2010               2009
                                                                          ----------         ---------          ----------
                                                                                          (In millions)
REVENUES:
     Fee income:
          Variable annuity fees, net of reinsurance                       $      516         $     470           $     424
          Asset management fees                                                   41                40                  35
          Universal life insurance policy fees, net of reinsurance                23                25                  28
          Surrender charges                                                       13                15                  20
          Other fee income                                                        13                13                  11
                                                                          ----------         ---------           ---------
     Total fee income                                                            606               563                 518

     Net investment income                                                       211               206                 208
     Net realized investment gain (loss):
          Total other-than-temporary impairment losses on
            available for sale securities                                        (25)              (54)               (159)
          Portion of other-than temporary impairments on available for sale fixed maturity securities recognized in accumulated
            other comprehensive income (loss)                                      2               (15)                 35
                                                                          ----------         ---------           ---------
          Net other-than-temporary impairments on available for sale
            fixed maturity securities recognized in net income (loss)            (23)              (69)               (124)
          Other realized investment gains (losses)                              (282)              151                 318
                                                                          ----------         ---------           ---------
     Total net realized investment gain (loss)                                  (305)               82                 194
                                                                          ----------         ---------           ---------
TOTAL REVENUES                                                                   512               851                 920
                                                                          ----------         ---------           ---------

BENEFITS AND EXPENSES:
     Interest credited on policyholder contract deposits                         131               129                 133
     Amortization of deferred sales inducements                                   47                71                 103
     Policyholder benefits                                                       119                32                 196
     Amortization of deferred policy acquisition costs                           316               221                 523
     General and administrative expenses, net of deferrals                       140               166                 176
     Commissions, net of deferrals                                                98                88                  75
                                                                          ----------         ---------           ---------
TOTAL BENEFITS AND EXPENSES                                                      851               707               1,206
                                                                          ----------         ---------           ---------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)                               (339)              144                (286)

INCOME TAX EXPENSE (BENEFIT)                                                    (225)               55                (115)
                                                                          ----------         ---------           ---------
NET INCOME (LOSS)                                                         $     (114)        $      89           $    (171)
                                                                          ==========         =========           =========

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                          Years ended December 31,
                                                                  ------------------------------------------
                                                                      2011             2010          2009
                                                                  ------------       --------      --------
                                                                             (In millions)
NET INCOME (LOSS)                                                 $       (114)      $    89       $   (171)
                                                                  ------------       -------       --------

OTHER COMPREHENSIVE INCOME (LOSS):

     Net unrealized gains of fixed maturity investments on
       which other-than-temporary credit impairments were
       taken net of reclassification adjustments                            55           161            302
     Deferred income tax benefit (expense) on above changes                (19)          (57)          (106)

     Net unrealized gains on all other invested assets
       arising during the period                                             -             -              3
     Deferred income tax expense on above changes                            -             -             (1)

     Adjustment to deferred policy acquisition costs and
       deferred sales inducements                                           (7)            -              -
     Deferred income tax benefit on above changes                            2             -              -

     Foreign currency translation adjustments                                -             -              2
     Deferred income tax expense on above changes                            -             -             (1)

     Insurance loss recognition                                            (13)            -              -
     Deferred income tax benefit on above changes                            5             -              -
                                                                  ------------       -------       --------

OTHER COMPREHENSIVE INCOME                                                  23           104            199
                                                                  ------------       -------       --------

COMPREHENSIVE INCOME (LOSS)                                       $        (91)      $   193       $     28
                                                                  ============       =======       ========

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                 Years ended December 31,
                                                         ---------------------------------------
                                                              2011             2010          2009
                                                         -------------       ---------    -----------
                                                                       (In millions)
COMMON STOCK:
   Balance at beginning and end of year                  $           4       $       4     $        4
                                                         -------------       ---------      ---------

ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                                  1,245           1,224          1,220
      Capital contribution from Parent (see Note 11)                 4              21              4
                                                         -------------       ---------      ---------
   Balance at end of year                                        1,249           1,245          1,224
                                                         -------------       ---------      ---------

ACCUMULATED DEFICIT:
   Balance at beginning of year                                   (372)           (461)          (466)
      Cumulative effect of accounting change, net of tax             -               -            176
      Net income (loss)                                           (114)             89           (171)
                                                         -------------       ---------      ---------
   Balance at end of year                                         (486)           (372)          (461)
                                                         -------------       ---------      ---------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
   Balance at beginning of year                                     33             (71)          (127)
      Cumulative effect of accounting change, net of tax             -               -           (143)
      Other comprehensive income                                    23             104            199
                                                         -------------       ---------      ---------
   Balance at end of year                                           56              33            (71)
                                                         -------------       ---------      ---------

TOTAL SHAREHOLDER'S EQUITY                               $         823       $     910      $     696
                                                         =============       =========      =========

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                       Years ended December 31,
                                                             -------------------------------------------
                                                                 2011             2010           2009
                                                             -----------       ---------       ---------
                                                                            (In millions)
CASH FLOW FROM OPERATING ACTIVITIES
Net income (loss)                                            $      (114)      $      89       $    (171)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS)
   TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
   Net realized investment (gain) loss                               305             (82)           (194)
   Interest credited on policyholder contract deposits               131             129             133
   Amortization of deferred sales inducements                         47              71             103
   Amortization of deferred policy acquisition costs                 316             221             523
   Equity in income of partnerships                                  (10)            (25)            (37)
   Accretion of net discount on investments                          (20)             (7)             (8)
   Provision for deferred income tax (benefit)                      (353)             77             177
   Unrealized (gains) losses in earnings - net                         -              (8)              -
   Capitalized interest                                               (8)             (9)             (9)
   Change in:
      Accrued investment income                                       (4)             (2)              4
      Deferral of deferred acquisition costs                        (240)           (172)            (87)
      Income taxes receivable from/payable to Parent                 140             253            (370)
      Due from/to related parties                                    (33)            (30)              6
      Other assets                                                     -               5              (7)
      Future policy benefits                                          38             (54)             40
      Other liabilities                                              (18)             19              21
   Other, net                                                         (6)             (9)             24
                                                             -----------       ---------       ---------
   NET CASH PROVIDED BY OPERATING ACTIVITIES                         171             466             148
                                                             -----------       ---------       ---------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of:
   Fixed maturity securities                                      (1,461)           (983)           (249)
   Mortgage and other loans receivable                               (35)            (60)            (19)
   Derivatives                                                      (188)           (150)           (949)
   Other investments, excluding short-term investments               (13)              -               -
Sales of:
   Fixed maturity securities                                         229             233             205
   Equity securities                                                   -               1               -
   Partnerships                                                        -               1               7
   Derivatives                                                       325              76             255
   Other investments, excluding short-term investments                 -              18              (2)
Redemptions and maturities of:
   Fixed maturity securities                                         321             128             302
   Mortgage and other loans receivable                                33              46              47
Policy loans issued                                                   (4)             (9)             (9)
Payments received on policy loans                                     23              30              41
Net change in short-term investments                                 429              78             623
                                                             -----------       ---------       ---------
   NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES       $      (341)      $    (591)      $     252
                                                             -----------       ---------       ---------

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                                            Years ended December 31,
                                                            -----------------------------------------------------
                                                                  2011                2010                 2009
                                                            -------------          -------------        ---------
                                                                                 (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                               $       1,230          $        850         $     354
Policyholder account withdrawals                                     (353)                 (346)             (475)
Net exchanges to/(from) separate accounts                            (377)                 (212)             (201)
Claims and annuity payments, net of reinsurance                      (194)                 (184)             (181)
Capital contribution                                                    -                    31                 -
                                                            -------------          ------------         ---------
     NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES              306                   139              (503)
                                                            -------------          ------------         ---------
INCREASE (DECREASE) IN CASH                                           136                    14              (103)
CASH AT BEGINNING OF PERIOD                                            76                    62               165
                                                            -------------          ------------         ---------
CASH AT END OF PERIOD                                       $         212          $         76         $      62
                                                            =============          ============         =========

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes received from (paid to) Parent                 $          12          $        275         $     (78)
                                                            =============          ============         =========

Non-cash activity:
     Bonus interest and other deferrals credited to
       policyholder contract deposits                       $          19          $         14         $      11
                                                            =============          ============         =========
     Capital contribution of fixed and other assets
       and assumption of liabilities                        $           -          $        (10)        $       4
                                                            =============          ============         =========

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF OPERATIONS

SunAmerica Annuity and Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of SAFG Retirement Services, Inc. ("SAFGRS"), a wholly owned subsidiary of American International Group, Inc. ("AIG").

The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts for use within retirement savings and income market. The Company owns 100 percent of the outstanding capital stock of its consolidated subsidiary, SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: SunAmerica Capital Services, Inc. ("SACS") and SunAmerica Fund Services, Inc. ("SFS").

SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing agent, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable annuity subaccounts offered within the Company's variable annuity products, distributing their retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

The operations of the Company are influenced by many factors, including general economic conditions, the financial condition of AIG, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets and individual longevity. The Company has treaties to reinsure a majority of the guaranteed minimum income benefits and a small portion of the guaranteed death benefits for equity and mortality risk on its variable annuity contracts. Such risk mitigation may or may not reduce the volatility of net income resulting from equity market volatility.

Products for the annuity operations and asset management operations are marketed through affiliated and non-affiliated independent broker-dealers, full-service securities firms and financial institutions. From time to time, certain non-affiliated distribution firms may represent a 10 percent or greater concentration of premiums received. In each of the years ended December 31, 2011, 2010 and 2009, a different non-affiliated selling organization in the annuity operations represented 15 percent, 19 percent and 16 percent of premiums received, respectively. With respect to the annuity operations, no other non-affiliated selling organization was responsible for 10 percent or more of premiums received for any such period. One non-affiliated selling organization in the asset management operations represented 21 percent of deposits in 2011 and 2010. Two non-affiliated selling organizations in the asset management operations represented 16 percent and 11 percent of sales in 2009. With respect to the asset management operations, no other non-affiliated selling organization was responsible for 10 percent or more of sales for any such period.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1  PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries and variable interest entities ("VIE") in which the Company has partial ownership interests. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. The Company considers that its accounting policies that are most dependent on the application of estimates and assumptions are those relating to items considered by management in the determination of:

     -    future  policy  benefits;
     -    policyholder  contract  deposits;
     -    recoverability  of  deferred  policy  acquisition  costs  ("DAC");
     -    estimated  gross  profits  ("EGPs")  for investment-oriented products;
     -    other-than-temporary  impairments;
     - estimates with respect to income taxes, including recoverability of deferred tax assets; and
     - fair value measurements of certain financial assets and liabilities, including the Company's economic interest in Maiden Lane II LLC ("ML II"), a Delaware limited liability company whose sole member is the Federal Reserve Bank of New York ("New York Fed").

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's consolidated financial condition, results of operations and cash flows could be materially affected.

2.2  INSURANCE CONTRACTS

The insurance contracts accounted for in these consolidated financial statements include primarily long-duration contracts. Long-duration contracts include investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period.

2.3 INVESTMENTS

FIXED MATURITY, HYBRID AND EQUITY SECURITIES

Fixed maturity and equity securities classified as available for sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and amortization of DAC and deferred sales inducements, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in earnings at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

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                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3  INVESTMENTS (CONTINUED)

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in net investment income, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

Fixed maturity securities and hybrid securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in ML II and hybrid securities. For discussion on ML II, see Notes 3 and 4. Realized and unrealized gains and losses on trading securities are reported in net investment income.

IMPAIRMENT POLICIES

On April 1, 2009, the Company adopted prospectively a new accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. These requirements significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected ("recovery value"), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income
(loss). The Company refers to both credit impairments and non-credit impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the standard.

IMPAIRMENT POLICY - FIXED MATURITY SECURITIES - EFFECTIVE APRIL 1, 2009 AND THEREAFTER

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, are charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments are taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or if it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.

The Company considers severe price declines in its assessment of potential credit impairments. The Company may also modify its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

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                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3  INVESTMENTS (CONTINUED)

In periods subsequent to the recognition of an other-than-temporary impairment charge that are not foreign exchange related for available for sale fixed maturity securities, the Company generally prospectively accretes into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

In assessing whether a credit impairment has occurred for a structured fixed maturity security (e.g. residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDO") and asset-backed securities ("ABS")), the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of these securities.

When estimating future cash flows for a structured fixed maturity security (e.g. RMBS, CMBS, CDO and ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

     -    Current delinquency  rates;
     -    Expected default  rates  and  the  timing  of  such defaults;
     -    Loss severity  and  the  timing  of  any  recovery;  and
     -    Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macro-economic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

IMPAIRMENT POLICY - EQUITY SECURITIES

The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the accounting standard related to other-than-temporary impairments in the second quarter of 2009. The Company continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities candidates for other-than-temporary impairment if they meet any of the following criteria:

     - The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);
     - A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or
     - The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

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                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3  INVESTMENTS (CONTINUED)

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary ("severity losses").

MORTGAGE AND OTHER LOANS RECEIVABLE

Mortgage and other loans receivable includes mortgage loans on real estate, collateral, commercial and guaranteed loans. Mortgage and other loans are classified as loans held for investment.

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the consolidated statements of income (loss). Non-refundable loan origination fees and certain incremental direct origination costs are offset and the resulting net amount is deferred and amortized in net investment income over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment income as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

Impairment of mortgage and other loans receivable is based on certain risk factors, including past due status. For commercial mortgages in particular, risk factors evaluated in monitoring credit quality also include debt service coverage ratio, loan-to-value or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and major property tenants, economic trends in the market where the property is located, and condition of the property. Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received.

POLICY LOANS

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans are fully collateralized by the cash surrender value of the policy.

MUTUAL FUNDS

Mutual funds consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value.

PARTNERSHIPS

Partnerships in which AIG holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which AIG holds in the aggregate a five percent or greater interest or less than a five percent interest but in which AIG has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value of the partnerships. The changes in such net asset values, accounted for under the equity method are recorded in net investment income. In applying the equity method of accounting, the Company consistently uses the most recently available financial information provided by the general partners or manager of each of these investments, which is one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited annually.

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                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3 INVESTMENTS (CONTINUED)

The Company's partnership investments are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these partnerships and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor a trader in derivative instruments. See Note 5 for additional discussion of derivatives.

The Company issues or has issued certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. The GMAV and GMWB are considered embedded policy derivatives that are required to be bifurcated from the host contract and carried at fair value. See Notes 2.7 and 8 for further discussion of GMAV and GMWB. The Company hedges a portion of the risk associated with these guarantees by utilizing both exchange traded and over-the-counter options and exchange traded futures. Exchange traded options and futures are marked to market using observable market quotes while over-the-counter options are marked to market through matrix pricing that utilizes observable market inputs.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The reserves for GMAV and GMWB embedded policy derivatives are included in policyholder contract deposits and all other derivatives are reported in derivative assets or derivative liabilities in the consolidated balance sheets. Changes in the fair value of derivatives are reported as part of net realized investment gain (loss) in the consolidated statements of income (loss).

SHORT-TERM INVESTMENTS

Short-term investments consist of interest-bearing money market funds, investment pools and investments with original maturities within one year from the date of purchase, such as commercial paper.

2.4 CASH

Cash represents cash on hand and non-interest bearing demand deposits.

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                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.5  DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Policy acquisition costs represent those costs, including commissions and certain marketing expenses that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to investment-type products are deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, surrender charges, direct administrative expenses, and mortality and morbidity gains and losses. The Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. A DAC unlocking is performed when management determines that key assumptions (e.g. market return, surrender rates, etc.) should be modified. The DAC asset is recalculated using the new assumptions. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in earnings as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

DAC for investment-type products is also adjusted with respect to EGPs as a result of changes in the net unrealized gains or losses on fixed maturity securities and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity securities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income
(loss).

With respect to the Company's variable annuity products, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is 7.5 percent.

The Company currently offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders on certain annuity products. Sales inducements provided to the contract holders are primarily reflected in separate account liabilities in the consolidated balance sheet. The cost of sales inducements is deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, these bonus amounts must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without these bonus amounts, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

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                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.6  SEPARATE ACCOUNT ASSETS AND LIABILITIES

The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options and minimum guarantees made by the Company with respect to certain policies. The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as separate account assets with an equivalent liability in the consolidated balance sheet. Separate account assets are primarily shares in mutual funds, which are based on the quoted net asset value per share and are insulated from the Company's creditors. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income
(loss), comprehensive income (loss), and cash flows. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity fees in the consolidated statements of income (loss).

2.7 POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest, less withdrawals and assessed fees). Deposits collected on these products are not reflected as revenues in the Company's consolidated statements of income (loss), as they are recorded directly to contract holder liabilities upon receipt. Policyholder contract deposits also include the Company's liabilities for GMWB and GMAV, accounted for as embedded policy derivatives at fair value. The changes in fair value of the liability for GMWB and GMAV are reported in net realized investment gain (loss) in the consolidated statements of income (loss).

GMWB is a feature the Company began offering on certain variable annuity products in May of 2004. If available and elected by the contract holder at the time of contract issuance and depending on the provisions of the feature elected, this feature can provide a guaranteed annual withdrawal stream either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is determined from a guaranteed benefit base amount that is dependent upon the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and /or greater than expected longevity could result in GMWB benefits being higher than the underlying contract holder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

GMAV is a feature that was offered on certain variable annuity products from the third quarter of 2002 to May 2009. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of premiums invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The fair value of the liabilities for GMWB and GMAV requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB and GMAV guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded policy derivatives was modified during 2010, primarily with respect to the discount rates applied to certain projected benefits payments. See Notes 3.1 and 8 for further discussion of GMWB and GMAV.

The Company recorded an increase of approximately $3.5 million in the estimated reserves for IBNR death claims in 2011 in conjunction with the use of the Social Security Death Master File ("SSDMF") to identify potential claims not yet filed. Although the Company has enhanced its claims practices to include use of the SSDMF, it is possible that industry-wide regulatory inquiries, audits and other regulatory activity could result in the payment of additional death claims, additional escheatment of funds deemed abandoned under state laws, administrative penalties and interest.

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                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.8  FUTURE POLICY BENEFITS

Future policy benefits include the Company's liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB").

A GMDB feature is issued on substantially all of the Company's variable annuity products. This feature provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a guaranteed minimum death benefit that varies by product and type of benefit elected by the contract holder. The Company bears the risk that death claims may exceed contract holder account balances, and that the fees collected under the contract and reinsurance recoveries, if any, are insufficient to cover the costs of the benefit to be provided.

Earnings enhancement benefits ("EEB") is a feature the Company has offered on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

GMIB is a feature the Company offered on certain variable annuity products from 1998 to 2004. If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a specified waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract and reinsurance recoveries, if any, are insufficient to cover the costs of the benefit to be provided.

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. See Note 8 for discussion of certain assumptions. The EEB liability is determined each period end by estimating the expected value of the EEB and recognizing it ratably over the accumulation period based on total expected assessments. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the GMDB, EEB and GMIB liability balances, with a related charge or credit to Policyholder benefits in the consolidated statements of income (loss) if actual experience or other evidence suggests that earlier assumptions should be revised.

2.9  NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

     - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

     - Dividend income from common and preferred stock and distributions from other investments.

     - Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

     - Earnings from partnership investments in private equity and hedge fund investments accounted for under the equity method.

     -    Interest income on mortgage, policy and other loans.

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                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.10 NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

     - Sales of fixed maturity and equity securities (except trading securities accounted for at fair value), investments in private equity and hedge funds and other types of investments.

     - Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value) and other types of invested assets for other-than-temporary impairments.

     -    Changes in fair value of derivative assets and liabilities.

     - Exchange gains and losses resulting from foreign exchange transactions.

2.11 FEE INCOME

Fee income includes variable annuity fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Fees for certain guarantees included in variable annuity fees are based on the amount used for determining the related guaranteed benefit (for example, a benefit base for a GMWB feature). Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on premiums received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

2.12 INCOME TAXES

Deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in earnings in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in earnings.

2.13 ACCOUNTING CHANGES

FUTURE APPLICATIONS OF ACCOUNTING STANDARDS:

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the Financial Accounting Standards Board ("FASB") issued an accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The standard amends how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as DAC. The new standard is effective for interim and annual periods beginning on January 1, 2012 with early adoption permitted. Prospective or retrospective application is also permitted.

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                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.13 ACCOUNTING CHANGES (CONTINUED)

The Company will adopt the standard retrospectively on January 1, 2012. Upon adoption, retrospective application will result in a reduction to opening retained earnings for the earliest period presented and a decrease in the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts because the Company will only defer costs that are incremental and directly related to the successful acquisition of new or renewal business.

As a result of adopting this standard at January 1, 2012, the Company expects a pre-tax reduction of DAC of approximately $58.0 million and an after-tax decrease in the Company's shareholder's equity of approximately $37.7 million, which consists of an increase in accumulated deficit at January 1, 2012. The retrospective adoption will affect income (loss) before income taxes (benefit) by approximately $13.4 million, ($21.1) million, and $119.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. The reduction in DAC is primarily due to lower deferrals associated with unsuccessful efforts as well as advertising costs included in DAC that no longer meet the criteria for deferral under the accounting standard.

COMMON FAIR VALUE MEASUREMENTS AND DISCLOSURE REQUIREMENTS IN GAAP AND INTERNATIONAL FINANCIAL REPORTING STANDARDS ("IFRS")

In May 2011, the FASB issued an accounting standard that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. Consequently, when the new standard becomes effective on January 1, 2012, fair value measurement and disclosure requirements under GAAP and IFRS will be consistent, with certain exceptions including the accounting for day one gains and losses, measuring the fair value of alternative investments using net asset value and certain disclosure requirements.

The standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholder's equity at fair value or provide fair value disclosures for items not recorded at fair value. While many of the amendments are not expected to significantly affect current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy and requires additional disclosures.

The new standard is effective for the Company for interim and annual periods beginning on January 1, 2012. The new disclosure requirements must be applied prospectively. The standard will not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

PRESENTATION OF COMPREHENSIVE INCOME

In June 2011, the FASB issued an accounting standard that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income (loss) and its components. This presentation is effective January 1, 2012 and is required to be applied retrospectively.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2011:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.13 ACCOUNTING CHANGES (CONTINUED)

FAIR VALUE MEASUREMENTS AND DISCLOSURES

In January 2010, the FASB issued an accounting standard that requires fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the rollforward of Level 3 activity. Also, this fair value guidance clarifies the disclosure requirements about the level of disaggregation and valuation techniques and inputs. This guidance became effective for the Company beginning on January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements within the rollforward of Level 3 activity, which became effective for the Company beginning on January 1, 2011. See Note 3 herein.

DISCLOSURES ABOUT THE CREDIT QUALITY OF FINANCING RECEIVABLES AND THE ALLOWANCE FOR CREDIT LOSSES

In July 2010, the FASB issued an accounting standard that requires enhanced disclosures about the credit quality of financing receivables that are not measured at fair value. This guidance requires a greater level of disaggregated information about the credit quality of financing receivables and the related allowance for credit losses. In addition, this guidance requires disclosure of credit quality indicators, past due information, and modifications of financing receivables. For nonpublic entities, the disclosures as of the end of a reporting period became effective for annual reporting periods ended on or after December 15, 2011. The disclosures about activity that occurs during a reporting period became effective for interim and annual reporting periods beginning on or after December 15, 2010. In January 2011, the FASB issued an accounting standard that temporarily deferred the effective date for disclosures on modifications of financing receivables by creditors. In April 2011, the FASB issued an accounting standard that amended the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring. In addition, this guidance requires additional disclosures about a creditor's troubled debt restructuring activities in interim and annual periods beginning on July 1, 2011.

A CREDITOR'S DETERMINATION OF WHETHER A RESTRUCTURING IS A TROUBLED DEBT RESTRUCTURING

In April 2011, the FASB issued an accounting standard that amends the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring and requires additional disclosures about a creditor's troubled debt restructuring activities. The standard clarifies the existing guidance on the two criteria used by creditors to determine whether a modification or restructuring is a troubled debt restructuring: (i) whether the creditor has granted a concession and (ii) whether the debtor is experiencing financial difficulties. The standard became effective for the Company for interim and annual periods beginning on July 1, 2011. The Company applied the guidance in the accounting standard retrospectively for all modifications and restructuring activities that had occurred since January 1, 2011. For receivables that were considered impaired under the guidance, the Company was required to measure the impairment of those receivables prospectively in the first period of adoption. In addition, the Company must provide the disclosures about troubled debt restructuring activities in the period of adoption. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows. See Note 4.3 herein.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2010:

CONSOLIDATION OF VIES

In June 2009, the FASB issued an accounting standard that amends the guidance addressing consolidation of certain VIEs with an approach focused on identifying which enterprise has the power to direct the activities of a VIE that most significantly affect the entity's economic performance and has (1) the obligation to absorb losses of the entity or (2) the right to receive benefits from the entity. The standard also requires enhanced financial reporting by enterprises involved with VIEs. The adoption of the standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.13 ACCOUNTING CHANGES (CONTINUED)

In February 2010, the FASB also issued an update to the aforementioned accounting standard that defers the revised consolidation rules for VIEs with attributes of, or similar to, an investment company or money market fund. The primary effect of this deferral is that the Company will continue to apply the consolidation rules in effect before the amended guidance discussed above for its interests in eligible entities.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2009:

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for and (iii) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. The Company adopted the standard on January 1, 2009. See Note 5 for related disclosures.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities. See Note 4 herein for the expanded disclosures.

The Company adopted this standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase shareholder's equity by $33.3 million as of April 1, 2009, consisting of a decrease in accumulated deficit of $175.9 million and an increase to accumulated other comprehensive loss of $142.6 million, net of tax. The net increase in the Company's shareholder's equity was due to a reversal of a portion of the deferred tax asset valuation allowance for certain non-credit impairment charges directly attributable to the change in accounting principle (see Note 11). The cumulative effect adjustment resulted in an increase of $221.2 million in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income was offset, in part, by a decrease in the amortization of DAC and deferred sales inducements.

This standard reduced the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments:

     - Impairment charges for non-credit (e.g., severity) losses are no longer recognized;

     - The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

     - For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only when the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of this accounting standard for other-than-temporary impairments:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.13 ACCOUNTING CHANGES (CONTINUED)

                                                                (Increase)
                                                               Decrease to
                                            (Increase)         Accumulated         Net Increase
                                            Decrease to           Other           (Decrease)in
                                           Accumulated        Comprehensive       Shareholder's
                                             Deficit              Loss               Equity
                                          --------------     ---------------  -----------------
                                                              (In millions)
Net effect of the increase in
 amortized cost of  available for
 sale fixed maturity securities           $         221   $         (221)    $                -
Net effect of DAC and deferred sales
 inducements                                        (41)               -                    (41)
Net effect on deferred income tax asset              (4)              78                     74
                                          -------------   --------------     ------------------
Net increase (decrease) in the Company's
 shareholder's equity                     $         176   $         (143)    $               33
                                          =============   ==============     ==================

DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY

In April 2009, the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly. The adoption of this standard on April 1, 2009, did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

MEASURING LIABILITIES AT FAIR VALUE

In August 2009, the FASB issued an accounting standard to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. This standard explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. This standard was effective beginning October 1, 2009 for the Company. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)

In September 2009, the FASB issued an accounting standard that permits, as a practical expedient, a company to measure the fair value of an investment that is within the scope of this standard on the basis of the net asset value per share of the investment (or its equivalent) if that value is calculated in accordance with fair value as defined by the FASB. The standard also requires enhanced disclosures. This standard applies to investment companies that do not have readily determinable fair values such as certain hedge funds and private equity funds. This standard was effective for interim and annual periods ended after December 15, 2009. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows. See Note 3 herein for disclosure.


3.   FAIR VALUE MEASUREMENTS

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS

The Company carries certain of its financial instruments at fair value. The fair value of a financial instrument is the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

FAIR VALUE HIERARCHY

Assets and liabilities recorded at fair value in the consolidated balance sheet are measured and classified in a hierarchy for disclosure purposes, consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values, as discussed below:

- Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

- Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

- Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is most significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

VALUATION METHODOLOGIES

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

INCORPORATION OF CREDIT RISK IN FAIR VALUE MEASUREMENTS

- The Company's Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to the Company at the balance sheet date by reference to observable credit default swap ("CDS") or cash bond spreads. A derivative counterparty's net credit exposure to the Company is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with the Company, as well as collateral posted by the Company with the counterparty at the balance sheet date.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

- Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

A CDS is a derivative contract that allows the transfer of third-party credit risk from one party to the other. The buyer of the CDS pays an upfront and/or periodic premium to the seller. The seller's payment obligation is triggered by the occurrence of a credit event under a specified reference security and is determined by the loss on that specified reference security. The present value of the amount of the upfront and/or periodic premium therefore represents a market-based expectation of the likelihood that the specified reference party will fail to perform on the reference obligation, a key market observable indicator of non-performance risk (the "CDS spread").

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third-party. The Company utilizes an interest rate based on the benchmark London Interbank Offered Rate ("LIBOR") curve to derive its discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

FIXED MATURITY, HYBRID AND EQUITY SECURITIES - TRADING AND AVAILABLE FOR SALE

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity, hybrid and equity securities at fair value in its trading and available for sale portfolios. Market price data is generally obtained from third-party pricing vendors.

Management is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions. The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information in order to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation services are reviewed and understood by the Company's management, via periodic discussion with and information provided by the valuation services. In addition, as discussed further below, control processes are applied to the fair values received from third-party valuation services to ensure the accuracy of these values.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from recently completed transactions for identical securities and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market observable information, as applicable. If fair value is determined using financial models, these valuation models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has control processes designed to ensure that the fair values received from third-party valuation services are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques, and has procedures to escalate related questions internally and to the third-party valuation services for resolution. In order to assess the degree of pricing consensus among various valuation services for specific asset types, the Company has conducted comparisons of prices received from available sources. Management has used these comparisons to establish a hierarchy for the fair values received from third-party valuations services to be used for particular security classes. The Company also validates prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When the Company's third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing widely accepted valuation models. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from third-party valuation services, including management reviews. Fair values determined internally are also subject to management review in order to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity and equity securities; following are discussions of certain procedures unique to specific classes of securities.

FIXED MATURITY SECURITIES ISSUED BY GOVERNMENT ENTITIES

For most debt securities issued by government entities, the Company obtains fair value information from independent third-party valuation service providers, as quoted prices in active markets are generally only available for limited debt securities issued by government entities. The fair values received from these valuation service providers may be based on a market approach using matrix pricing, which considers a security's relationship to other securities for which a quoted price in an active market may be available, or alternatively based on an income approach, which uses valuation techniques to convert future cash flows to a single present value amount.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

FIXED MATURITY SECURITIES ISSUED BY CORPORATE ENTITIES

For most debt securities issued by corporate entities, the Company obtains fair value information from independent third-party valuation service providers. For certain corporate debt securities, the Company obtains fair value information from brokers. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, adjusted for illiquidity and structure.

RMBS, CMBS AND CDOS

Independent third-party valuation service providers also provide fair value information for the majority of the Company's investments in RMBS, CMBS and CDOs. Where pricing is not available from valuation service providers, the Company obtains fair value information from brokers. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to structured securities, including ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. When the volume or level of market activity for an investment in RMBS, CMBS, CMBS and CDOs is limited, certain inputs used to determine fair value may not be observable in the market.

MAIDEN LANE II

The fixed maturity securities, trading portfolio includes an interest in ML II. See Note 4.2 for additional background information on ML II. At inception, the Company's economic interest in ML II was valued at the transaction price of $14.9 million. Subsequently, and prior to March 31, 2011, the ML II interest has been valued using a discounted cash flow methodology that (i) uses the estimated future cash flows and the fair value of the ML II assets, (ii) allocates the estimated future cash flows according to the ML II waterfall, and (iii) determines the discount rate to be applied to the Company's interest in ML II by reference to the discount rate implied by the estimated value of ML II assets and the estimated future cash flows of the Company's interest in the capital structure. Estimated cash flows and discount rates used in the valuations are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

As a result of the announcement on March 31, 2011 by the New York Fed of its plan to begin selling the assets in the ML II portfolio over time through a competitive sales process, the Company modified its methodology for estimating the fair value of its interest in ML II to incorporate the assumption of the current liquidation, which (i) uses the estimated fair value of the ML II assets and (ii) allocates the estimated asset fair value according to the ML II waterfall.

As of December 31, 2011, the Company expected to receive cash flows (undiscounted) in excess of the Company's initial investment, and any accrued interest, in the ML II interest after repayment of the first priority obligations owed to the New York Fed. The fair value of the Company's interest in ML II is most affected by the liquidation proceeds realized by the New York Fed from the sale of the collateral securities. See Note 15 for further discussion of ML II.

The LIBOR interest rate curve changes are determined based on observable prices, interpolated or extrapolated to derive a LIBOR for a specific maturity term as necessary. The spreads over LIBOR for the Company's interest in ML II (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of these investments as well as changes in the risk premium that market participants would demand at the time of the transactions.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

MUTUAL FUNDS

Mutual funds consist of interests in registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

PARTNERSHIPS

The Company initially estimates the fair value of investments in certain hedge funds, private equity funds and other partnerships by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement.

DERIVATIVE ASSETS AND LIABILITIES

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. The Company updates valuation inputs only when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

SHORT-TERM INVESTMENTS

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

SEPARATE ACCOUNT ASSETS

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

Changes in the fair value of separate account assets are completely offset in the consolidated statements of income (loss) and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value.

EMBEDDED POLICY DERIVATIVES INCLUDED IN POLICYHOLDER CONTRACT DEPOSITS

The fair value of embedded policy derivatives contained in certain variable annuity contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

Because of the dynamic and complex nature of the expected cash flows in the Company's variable annuity contracts, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior.

The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity contracts. Historically, the expected cash flows were discounted using the interest rate swap curve ("swap curve"), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a plain vanilla swap against the floating rate (e.g. LIBOR) leg of a related tenor. The swap curve was adjusted, as necessary, for anomalies between the swap curve and the U.S. treasury yield curve. During the fourth quarter of 2010, the Company revised the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. As a result, in 2010 the Company incorporated an additional spread to the swap curve used to value embedded policy derivatives. Primarily as a result of this change, the fair value of the embedded policy derivative liabilities decreased by $257 million, which is partially offset by an increase of $160 million of related DAC amortization.

3.2  ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table presents information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the levels of the inputs used:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

                                                                                                 Cash
                                                                             Counterparty     Collateral
                                  Level 1       Level 2       Level 3        Netting (1)         (5)           Total
                               ------------   ----------   ------------     --------------   ------------   -----------
                                                                    (In millions)
December 31, 2011
Assets:
 Fixed maturity securities,
  available for sale:
  U.S. government obligations  $          -   $       16   $          -   $            -   $         -    $        16
  Foreign government                      -           24              -                -             -             24
  States, territories
   and political subdivisions             -           42              -                -             -             42
  Corporate debt                          -        2,527             12                -             -          2,539
  Mortgage-backed,
   asset-backed and
   collateralized:
   Residential mortgage-
    backed securities                     -          298            219                -             -            517
   Commercial mortgage-
    backed securities                     -          119             83                -             -            202
   Collateralized debt
    obligation/Asset-
    backed securities                     -          153             95                -             -            248
                               ------------   ----------   ------------   --------------   ------------   -----------
Total fixed maturity
 securities, available
 for sale                                 -        3,179            409                -             -          3,588
                               ------------   ----------   ------------   --------------   ------------   -----------
Fixed maturity
 securities, trading:
 Collateralized debt
  obligation/Asset-
  backed securities                       -            -             20                -             -             20
Hybrid securities:
 Mortgage-backed,
  asset-backed
  and collateralized:
  Commercial mortgage-
   backed securities                      -            7              -                -                            7
  Collateralized debt
   obligation/Asset-
   backed securities                      -            -              5                -             -              5
                               ------------   ----------   ------------   --------------   ------------   -----------
Total hybrid securities                   -            7              5                -             -             12
                               ------------   ----------   ------------   --------------   ------------   -----------
Mutual funds                              1            -              -                -             -              1
Partnerships (2)                          -            -              2                -             -              2
Derivative assets:
  Interest rate contracts                 -           13              -                -             -             13
  Foreign exchange
   contracts                              -            2              -                -             -              2
  Equity contracts                       85           56              -                -             -            141
  Counterparty netting
   and cash collateral                    -            -              -                -           (25)           (25)
                               ------------   ----------   ------------   --------------   ------------   -----------
 Total derivative assets                 85           71              -                -           (25)           131
                               ------------   ----------   ------------   --------------   ------------   -----------
 Short-term investments (3)              27          130              -                -             -            157
 Separate account assets             21,039            -              -                -             -         21,039
                               ------------   ----------   ------------   --------------   ------------   -----------
  Total                        $     21,152   $    3,387   $        436   $            -   $       (25)       $24,950
                               ============   ==========   ============   ==============   ============   ===========

Liabilities:

Policyholder contract
 deposits (4)                  $          -   $        -   $        607   $            -   $         -    $       607
                               ============   ==========   ============   ==============   ============   ===========

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)


                                                                  Counterparty     Cash
                               Level 1    Level 2      Level 3     Netting (1)  Collateral (5)  Total
                               --------   --------   ----------   -----------   -------------  -------
                                                           (In millions)
December 31, 2010
Assets:
 Fixed maturity
  securities, available
  for sale:
    U.S. government
     obligations               $      3   $     12   $        -   $       -     $      -  $        15
    Foreign governments               -         28            -           -            -           28
    States, territories
     and political
     subdivisions                     -         21            -           -            -           21
    Corporate debt                    -      2,094           10           -            -        2,104
    Mortgage-backed,
     asset-backed and
     collateralized:
     Residential mortgage-
      backed securities               -         60          121           -            -          181
     Commercial
      mortgage-
      backed securities               -         48           85           -            -          133
     Collateralized
      debt obligations                -         81           44           -            -          125
      Other debt
      securities                      -         13            -           -            -           13
                               --------   --------   ----------   ---------    ---------   ----------
 Total fixed maturity
  securities, available
  for sale                            3      2,357          260           -            -        2,620
                               --------   --------   ----------   ---------    ---------   ----------
 Fixed maturity
  securities, trading:
  Collateralized
   debt obligation/Asset-
   backed securities                  -          -           19           -            -           19
 Mutual funds                         1          -            -           -            -            1
 Partnerships (2)                     -          -            2           -            -            2
 Derivative assets:
  Interest rate contracts             -          8            -           -            -            8
  Foreign exchange contracts          -          3            -           -            -            3
  Equity contracts                   59         53           15           -            -          127
  Counterparty netting and
   cash collateral                    -          -            -           -           (7)          (7)
                               --------   --------   ----------   ---------    ---------   ----------
 Total derivative assets             59         64           15           -           (7)         131
                               --------   --------   ----------   ---------    ---------   ----------
 Short-term investments (3)         292        199            -           -            -          491
 Separate account assets         22,685          -            -           -            -       22,685
                               --------   --------   ----------   ---------    ---------   ----------
   Total                       $ 23,040   $  2,620   $      296   $       -    $      (7)  $   25,949
                               ========   ========   ==========   =========    =========   ==========

Liabilities:
Policyholder
 contract deposits (4)         $      -   $      -   $      174   $       -    $       -   $     174
                               ========   ========   ==========   =========    =========   ==========

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2  ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
     (CONTINUED)

     (1) Represents netting of derivative exposures covered by a qualifying master netting agreement.

     (2) Amounts presented for partnerships in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include partnerships carried at estimated fair value on a recurring basis.

     (3) Amounts exclude short-term investments that are carried at cost, which approximate fair value of $120 million and $215 million at December 31, 2011 and 2010, respectively.

     (4) Amount presented for policyholder contract deposits in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include the GMWB and GMAV embedded policy derivatives which are measured at estimated fair value on a recurring basis.

     (5)  Represents cash collateral posted and received.

At December 31, 2011 and 2010, Level 3 assets were 1.6 percent and 1.1 percent of total assets and Level 3 liabilities were 2.3 percent and 0.6 percent of total liabilities, respectively.

TRANSFERS OF LEVEL 1 AND LEVEL 2 ASSETS AND LIABILITIES

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had no significant transfers between Level 1 and Level 2 during the years ended December 31, 2010 and 2011.

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS

The following tables present changes during the years ended December 31, 2011 and 2010 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income (loss) during the years ended December 31, 2011 and 2010 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2011 and 2010:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)


                                                                                                                           Changes
                                                                                                                             in
                                                                                                                         Unrealized
                                                                                                                            Gains
                                         Net                                                                              (Losses)
                                       Realized                                                                           Included
                                         and                          Purchases,                                          in Income
                                      Unrealized     Accumulated        Sales,                                               on
                          Fair          Gains           Other         Issuances                                  Fair    Instruments
                         Value         (Losses)     Comprehensive        and           Gross        Gross       Value      Held at
                       Beginning       Included        Income        Settlements,    Transfers    Transfers     End of     End of
                       of Period      in Income        (Loss)            Net             In          Out        Period     Period
                     --------------  ------------  ---------------  --------------   ----------  -----------   -------- ------------
                                                                  (In millions)
December 31, 2011
Assets:
 Fixed maturity
  securities,
  available
  for sale:
  Corporate debt     $           10  $           -  $             1  $            -   $       14  $      (13)  $     12  $        -
  Mortgage-backed,
   asset-backed and
   collateralized:
   Residential
    mortgage-
    backed
    securities                  121             -                6              88            4            -        219           -
   Commercial
    mortgage-
    backed
    securities                   85            (4)              (8)             10            -            -         83           -
   Collateralized
    debt obligations             44             -                1              40           21          (11)        95           -
                     --------------  ------------  ---------------  --------------   ----------  -----------   --------  ----------
Total fixed
 maturity
 securities,
 available
 for sale                       260            (4)               -             138           39          (24)       409           -
                     --------------  ------------  ---------------  --------------   ----------  -----------   --------  ----------
Fixed maturity
 securities,
 trading:
 Collateralized Debt
  obligation/Asset-
  backed securities              19             1                -               -            -            -         20           1

Hybrid securities:
 Mortgage-backed,
  asset-backed and
  collateralized
                     --------------  ------------  ---------------  --------------   ----------  -----------   --------  ----------
 Collateralized debt
  obligation/Asset-
  backed securities               -             -                -               5            -            -          5          (1)
                     --------------  ------------  ---------------  --------------   ----------  -----------   --------  ----------
Total hybrid
 securities                       -             -                                5            -            -          5          (1)
                     --------------  ------------  ---------------  --------------   ----------  -----------   --------  ----------
Partnerships                      2             -               -                -            -            -          2           -
Derivative assets -
 equity contracts                15             -               -                -            -          (15)         -           -
                     --------------  ------------  --------------   --------------   ----------  -----------   --------  ----------
Total                $          296  $         (3)  $           -   $          143   $       39  $       (39) $     436  $        -
                     ==============  ============  ==============  ===============  =========== ============  ========= ===========

Liabilities:
 Policyholder
  contract deposits  $         (174)  $      (422)  $           -   $          (11)  $        -   $        -  $   (607) $         -
                     ==============  ============  ==============  ===============  =========== ============  ========= ===========

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

                                                                                                                         Changes
                                                                                                                            in
                                                                                                                        Unrealized
                                                                                                                          Gains
                                             Net                                                                         (Losses)
                                           Realized                                                                      Included
                                        and Unrealized     Accumulated        Purchases,                                in Income
                            Fair            Gains             Other             Sales,                       Fair     on Instruments
                           Value           (Losses)       Comprehensive       Issuances                     Value        Held at
                         Beginning         Included          Income        and Settlements,       Net       End of        End of
                         of Period        in Income          (Loss)              Net           Transfers    Period        Period
                       --------------  ----------------  ---------------  ------------------  -----------  --------  ---------------
                                                                    (In millions)
December 31, 2010
Assets:
 Fixed maturity
  securities, available
  for sale:
  States, territories
   and political
   subdivisions         $           -  $             (2)  $            -  $                -  $       2   $      -  $              -
  Corporate debt                   35                (1)              (1)                 (2)        (21)       10                 -
  Residential mortgage-
   backed securities               82               (34)              50                 (18)         41       121                 -
  Commercial
   mortgage-backed
   securities                      69               (16)              52                 (25)          5        85                 -
  Collateralized
   debt obligations                37                 -                5                  14         (12)       44                 -
                       --------------  ----------------  ---------------  ------------------  -----------  --------  ---------------
 Total fixed
  maturity securities,
  available for sale              223               (53)             106                 (31)         15       260                 -
Fixed maturity
 securities, trading              11                  7                -                   1           -        19                 -
Partnerships                       1                (1)                -                   -           2         2                 -
Derivative assets                  -                 -                 -                  15           -        15                 -
                       --------------  ----------------  ---------------  ------------------  -----------  --------  ---------------
Total                  $         235   $           (47)  $           106  $             (15)  $       17   $   296   $             -
                       ==============  ================  ===============  ==================  ===========  ========  ===============

Liabilities:
 Policyholder
  contract deposits    $        (477)  $           303   $             -  $               -   $        -   $  (174)  $             -
                       =============   ===============   ===============  =================   ==========   ========  ===============

Net realized and unrealized gains and losses related to Level 3 items shown above are reported in the consolidated statements of income (loss) as follows:

                                                                 Net
                                                               Realized
                                                  Net         Investment
                                               Investment       Gains
                                                 Income        (Losses)     Total
                                             --------------  ------------  -------
                                                             (In millions)
                      December 31, 2011
                      Fixed maturity
                       security securities,
                       available for sale    $           17  $       (21)  $   (4)
                      Fixed maturity
                       securities, trading                1            -        1
                      Policyholder contract
                       deposits                           -         (422)    (422)

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

                                                       Net
                                                     Realized
                                        Net         Investment
                                     Investment       Gains
                                       Income        (Losses)     Total
                                   --------------  ------------  -------
                                                   (In millions)
            December 31, 2010
            Fixed maturity
             security securities,
             available for sale    $            3  $       (56)  $  (53)
            Fixed maturity
             securities, trading                7            -        7
             Partnerships                       -           (1)      (1)
            Policyholder contract
             deposits                           -          303      303

The following table presents the gross components of purchases, sales, issuances and settlements, net, shown above:

                                                                   Purchases,
                                                                     Sales,
                                                                    Issuances
                                                                       and
                                                                   Settlement,
                             Purchases    Sales     Settlements      Net (1)
                          --------------  -----    -------------  -------------
                                              (In millions)
December 31, 2011

ASSETS:
Fixed maturity
 security securities,
 available for sale:
 Mortgage-backed,
  asset-backed
  and collateralized:
   Residential mortgage-
    backed securities     $          132  $    -  $        (44)  $          88
   Commercial mortgage-
    backed securities                 14       -            (4)             10
   Collateralized debt
    obligations                       58       -           (18)             40
                          --------------  ------  -------------  -------------
Total fixed maturity
 securities, available
 for sale                            204       -           (66)            138
                          --------------  ------  -------------  -------------
Hybrid securities:
 Mortgage-backed,
  asset-backed and
  collateralized:
 Collateralized debt
  obligations/Asset-
  backed securities                    5       -             -               5
                          --------------  ------  -------------  -------------
Total hybrid securities                5       -             -               5
                          --------------  ------  -------------  -------------
  Total                   $          209  $    -  $        (66)  $         143
                          ==============  ======  =============  =============

LIABILITIES:
Policyholder
 contract deposits        $            -  $   16  $         (5)  $          11
                          --------------  ------  -------------  -------------
  Total                   $            -  $   16  $         (5)  $          11
                          ==============  ======  =============  =============

(1)  There were no issuances during the year ended December 31, 2011.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2011 and 2010 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

TRANSFERS OF LEVEL 3 ASSETS

The Company's policy is to transfer assets and liabilities into Level 3 when a significant input cannot be corroborated with market observable data. This may include: circumstances in which market activity has dramatically decreased and transparency to underlying inputs cannot be observed, current prices are not available and substantial price variances in quotations among market participants exist.

During the year ended December 31, 2011, transfers into Level 3 included certain RMBS, ABS, and private placement corporate debt. The transfers into Level 3 of investments in certain RMBS and certain ABS were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The downward credit migration in part reflected the Company's move to using composite credit ratings for these securities commencing in 2011 in order to reduce reliance on any single rating agency. Transfers into Level 3 for private placement corporate debt and certain other ABS were primarily the result of the Company adjusting matrix pricing information downward to better reflect the additional risk premium associated with those securities that the Company believes was not captured in the matrix.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable, or when a long-term interest rate significant to a valuation becomes short-term and thus observable. In addition, transfers out of Level 3 also occur when investments are no longer carried at fair value as the result of a change in the applicable accounting methodology, given changes in the nature and extent of the Company's ownership interest. During the year ended December 31, 2011, transfers out of Level 3 primarily related to investments in private placement corporate debt, ABS, and certain derivatives assets. Transfers out of Level 3 for private placement corporate debt, ABS, and for certain derivative assets were primarily the result of the Company using observable pricing information or a third party pricing quotation that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Transfers out of Level 3 for certain other ABS investments were primarily due to increased observations of market transactions and price information for those securities.

The Company had no transfers of liabilities into or out of Level 3 during the year ended December 31, 2011.

INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE

The Company has one hedge fund investment that calculates net asset value per share (or its equivalent). For this investment, which is measured at fair value on a recurring basis, the Company uses the net asset value per share as a practical expedient for fair value.

At December 31, 2011 and 2010, the fair value using net asset value of this security is $1.9 million and $2.2 million, respectively, with an investment category of distressed. The distressed category includes securities of companies that are already in default, under bankruptcy protection, or troubled. This investment is redeemable annually, with a redemption notice ranging from 90 days to 180 days. This investment cannot be redeemed, in part, because the investment includes partial restrictions. The partial restrictions were put in place in 2007 and do not have stated end dates. The partial restrictions relate to at least one investment that the fund manager deems to be illiquid. In order to treat investors fairly and to accommodate subsequent subscription and redemption requests, the fund manager isolates these illiquid assets from the rest of the fund until the assets become liquid.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.3 FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

These assets include cost and equity-method investments and mortgage and other loans. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below.

COST AND EQUITY-METHOD INVESTMENTS

When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed in Valuation Methodologies, above, for partnerships.

MORTGAGE AND OTHER LOANS

When the Company determines that the carrying value of these assets may not be recoverable, the assets are recorded at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed below for mortgage and other loans.

FAIR VALUE OPTION - FIXED MATURITY AND HYBRID SECURITIES, TRADING

The Company may elect to measure financial instruments at fair value and certain other assets and liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings. The election to measure financial instruments at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

The Company has elected fair value accounting for its economic interest in ML
II. Net unrealized gains of $0.6 million and $7.8 million in the years ended December 31, 2011 and 2010, respectively, and a net unrealized loss of $0.4 million in the year ended December 31, 2009, were recorded to reflect the change in the fair value of ML II, as a component of net investment income in the consolidated statements of income (loss).

The Company has elected fair value accounting for its hybrid securities. A net unrealized loss of $0.4 million in the year ended December 31, 2011 is included in the consolidated statements of income (loss) from hybrid securities classified as trading securities.

3.4 FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR
VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts and lease contracts) is discussed below.

MORTGAGE AND OTHER LOANS RECEIVABLE

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information.

POLICY LOANS

The fair values of the policy loans are generally estimated based on unpaid principal amount as of each reporting date.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.4 FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE (CONTINUED)

SHORT-TERM INVESTMENTS

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

POLICYHOLDER CONTRACT DEPOSITS ASSOCIATED WITH INVESTMENT-TYPE CONTRACTS

Fair value for policyholder contract deposits associated with investment-type contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

The following table presents the carrying value and estimated fair value of the Company's financial instruments not measured at fair value on a recurring basis:

                                             2011                    2010
                                       -----------------      ------------------
                                       Carrying    Fair        Carrying    Fair
                                         Value    Value          Value    Value
                                       --------  -------      ---------- -------
                                                       (In millions)
ASSETS:
 Mortgage and other loans receivable   $     403  $  448         $   395  $  439
 Policy loans                                105     105             116     116
 Partnerships                                201     201             192     192
 Short-term
  investments                                120     120             215     215

LIABILITIES:
 Policyholder contract deposits (1)    $   3,936  $3,857       $   3,475  $3,426

(1) Net embedded policy derivatives within liability host contracts are presented within policyholder contract deposits.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4. INVESTMENTS

4.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE

The following table presents the cost or amortized cost, gross unrealized gains and losses and fair value of fixed maturity and equity securities available for sale by major category:

                                                                                     Other-
                          Cost or         Gross        Gross                     Than-Temporary
                         Amortized     Unrealized    Unrealized       Fair        Impairments
                            Cost          Gains        Losses        Value        in AOCI (1)
                        -------------- -----------  ------------  ------------  ----------------
                                                     (In millions)
December 31, 2011
Fixed maturity
 securities, available
 for sale:
 U.S. government
  obligations           $           13 $         3  $         -   $         16  $             -
 Foreign government                 22           2            -             24                -
 States, territories
  and political
  subdivisions                      42           -            -             42                -
 Corporate debt                  2,401         159          (21)         2,539                4
 Mortgage-backed,
 asset-backed and
 collateralized:
  Residential mortgage-
   backed securities               536          13          (32)           517              (16)
  Commercial mortgage-
   backed securities               223          10          (31)           202              (13)
  Collateralized debt
   obligations                     249           3           (4)           248                -
                        -------------- -----------  ------------  ------------  ----------------
Total fixed maturity
 securities, available
 for sale               $        3,486 $       190  $       (88)  $      3,588  $           (25)
                        ============== ===========  ============  ============  ================


                                                                                     Other-
                           Cost or          Gross        Gross                    Than-Temporary
                          Amortized      Unrealized   Unrealized      Fair         Impairments
                             Cost           Gains        Losses       Value        in AOCI (1)
                        --------------  -----------  ------------  -----------  ----------------
                                                 (In millions)
December 31, 2010
Fixed maturity
 securities, available
 for sale:
 U.S. government
  obligations           $           14  $         1  $         -   $        15   $             -
 Foreign government                 28            -            -            28                 -
 States, territories
  and political
  subdivisions                      21            -            -            21                 -
 Corporate debt                  2,006          119          (21)        2,104                 3
 Mortgage-backed,
  asset-backed and
  collateralized:
  Residential mortgage-
   backed securities               210            5          (34)          181               (16)
  Commercial mortgage-
   backed securities               153            2          (22)          133                (3)
  Collateralized debt
   obligations                     128            1           (4)          125                 -
Other debt securities               15            1           (3)           13                 -
                        -------------- -----------  ------------   -----------    ---------------
Total fixed maturity
 securities, available
 for sale               $        2,575  $       129  $       (84)  $     2,620   $           (16)
                        ==============  ===========  ============  ===========   ================

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

(1) Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income which were not included in earnings. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following tables summarize the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

                          Less than 12 Months          12 Months or More              Total
                       --------------------------    -----------------------   -----------------------
                                      Unrealized                  Unrealized                Unrealized
                        Fair Value       Loss         Fair Value     Loss       Fair Value     Loss
                       --------------------------    -----------------------   -----------------------
                                                        (In millions)
December 31, 2011:
Corporate debt         $          335 $       (14)  $        46 $        (7)  $       381 $       (21)
Mortgage-backed,
 asset-backed and
 collateralized:
 Residential
  mortgage-backed
  securities                      185          (9)           82         (23)          267         (32)
 Commercial
  mortgage-backed
  securities                       49         (13)           41         (18)           90         (31)
 Collateralized debt
  obligations                     108          (3)            9          (1)          117          (4)
                       --------------------------    ----------------------    ----------------------
Total                  $          677 $       (39)  $       178 $       (49)  $       855 $       (88)
                       ==========================    ======================    ======================




                          Less than 12 Months          12 Months or More              Total
                       --------------------------    -----------------------   -----------------------
                                     Unrealized                   Unrealized                Unrealized
                        Fair Value       Loss         Fair Value     Loss       Fair Value     Loss
                       --------------------------    -----------------------   -----------------------
                                                        (In millions)
December 31, 2010:
U.S. government
 obligations           $            3 $         -   $         - $         -   $         3 $         -
Corporate debt                    444         (16)           37          (5)          481         (21)
Mortgage-backed,
 asset-backed and
 collateralized:
 Residential
  mortgage-backed
  securities                       39          (3)          107         (31)          146         (34)
 Commercial
  mortgage-backed
  securities                       28           -            77         (22)          105         (22)
 Collateralized debt
  obligations                      69          (1)           22          (3)           91          (4)
Other debt securities               -           -            13          (3)           13          (3)
                       --------------------------   -----------------------   -----------------------
Total                  $          583 $       (20)  $       256 $       (64)  $       839 $       (84)
                       ==========================   =======================   =======================

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

As of December 31, 2011, the Company held 162 individual fixed maturity securities that were in an unrealized loss position, of which 60 individual securities were in a continuous unrealized loss position for longer than twelve months.

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2011 because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2011:

                                      Cost or Amortized
                                            Cost          Fair Value
                                     -------------------  -----------
                                                  (In millions)
Due in one year or less              $              61  $        61
Due after one year
through five years                                 639          670
Due after five years
through ten years                                1,622        1,711
Due after ten years                                156          179
Mortgage-backed, asset-backed
  and collateralized securities                  1,008          967
                                     -----------------  -----------
  Total fixed maturity
    securities, available for sale   $           3,486  $     3,588
                                     =================  ===========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

At December 31, 2011, the Company's investments included three investments in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. The investments included one short-term money market pool and two partnerships. At December 31, 2010, the Company's investments included three investments in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. The investments included one short-term money market pool, one U.S. Treasury bill and one partnership.

At December 31, 2011, $8.2 million of fixed maturity securities, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

Included in the fixed maturity securities available for sale at December 31, 2011 are bonds carried at fair value of $33.8 million that were issued by affiliates.

At December 31, 2011, fixed maturity securities included $410.8 million of securities not rated investment grade.

At December 31, 2011, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $6.7 million.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 FIXED MATURITY SECURITIES, TRADING

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance company subsidiaries of AIG sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1.0 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the New York Fed to ML II.

Neither AIG nor the Company has any control rights over ML II. The Company has determined that ML II is a VIE and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 3 and 15 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

As the controlling member of ML II, the New York Fed has directed ML II to sell its RMBS assets through a series of auctions held since 2011. Proceeds from the sale of the RMBS assets are used to repay in full the New York Fed's loan to ML II and the Company's deferred purchase price, including any accrued interest due, in accordance with the terms of the definitive agreements governing the sale of the RMBS assets, with any residual interests shared between the New York Fed and the program participants.

Net unrealized gains of $0.6 million and $7.8 million in the years ended December 31, 2011 and 2010, respectively, and a net unrealized loss of $0.4 million in the year ended December 31, 2009, were recorded to reflect the change in the fair value of ML II, as a component of net investment income in the consolidated statements of income (loss).

4.3 MORTGAGE AND OTHER LOANS RECEIVABLE

At December 31, 2011, the Company had direct U.S. commercial mortgage loan exposure of $408.0 million. All of the commercial mortgages were current as to payments of principal and interest at December 31, 2011.

The commercial loan exposure by state and type of loan, at December 31, 2011, were as follows:

           Number
             of                                                                                % of
State      Loans    Amount *   Apartments   Offices   Retails   Industrials   Hotels   Other   Total
          --------  --------   -----------  --------  --------  ------------  -------  ------  -----
                                           (Dollars in millions)
California     10   $     139  $         2  $     15  $      5  $         57  $     9  $   51   34.1
New York        7          55           25        23         -             7        -       -   13.5
Hawaii          1          45            -         -         -             -       45       -   11.0
Michigan        5          41           22         -         -             3        -      16   10.0
Indiana         2          35            -        18         -             -        -      17    8.6
All other
 states        10          93            2        38         1            15       27      10   22.8
          -------  ----------- -----------  --------  --------  ------------  -------  ------  -----
Total          35   $     408  $        51  $     94  $      6  $         82  $    81  $   94  100.0
          =======  =========== ===========  ========  ========  ============  =======  ======  =====

* Excludes portfolio valuation allowance and other loans receivable

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.3 MORTGAGE AND OTHER LOANS RECEIVABLE (CONTINUED)

The following table presents the credit quality indicators for commercial mortgage loans at December 31, 2011:

                                                    Class
                          --------------------------------------------------------------
                                                                                                     %
              Number                                                                                of
             of Loans      Apartments   Offices   Retails   Industrials   Hotels   Other   Total   Total
            ------------- ------------ --------- --------- ------------- -------- ------- ------- --------
                                                      (Dollars in millions)
Credit
Quality
 Indicator:
In good
 standing           35    $        51  $     94  $      6  $         82  $    81  $   94  $  408  100.0
            ==========    ===========  ========  ========  ============  =======  ======  ======  =====
Valuation
 allowance           -    $         -  $      5  $      -  $          7  $     -  $    2  $   14      -
            ----------    -----------  --------  --------  ------------  -------  ------  ------  -----

METHODOLOGY USED TO ESTIMATE THE ALLOWANCE FOR CREDIT LOSSES

For commercial mortgage loans, impaired value is based on the fair value of underlying collateral, which is determined based on the expected net future cash flows of the collateral, less estimated costs to sell. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on the analysis of internal risk ratings and current loan values. Internal risk ratings are assigned based on the consideration of risk factors including debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level. When all or a portion of a commercial mortgage loan is deemed uncollectible, the uncollectible portion of the carrying value of the loan is charged off against the allowance.

A significant majority of commercial mortgage loans in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for the Company to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The Company's mortgage and other loan valuation allowance activity are as follows:

                                        2011         2010            2009
                                   ------------  -------------   ------------
                                                 (In millions)

Allowance, beginning of year       $          21      $       7   $          -
  Charge offs                                 (1)             -              -
  Additions (reductions) to
    allowance for losses                      (6)            14              7
                                   -------------   ------------   ------------
Allowance, end of year             $          14     $       21    $         7
                                   =============   ============   ============

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.3 MORTGAGE AND OTHER LOANS RECEIVABLE (CONTINUED)

The Company's impaired mortgage loans are as follows:

                                  2011
                             --------------
                             (In millions)
Impaired loans with
  valuation allowances       $          10
Impaired loans without
  valuation allowances                   -
                             -------------
  Total impaired loans                  10

Valuation allowance
  on impaired loans                     (2)
                             -------------
  Impaired loans, net        $           8
                             =============

The Company did not impair any mortgage and other loans receivable during the years ended December 31, 2010 and 2009.

The Company recognized $1 million in interest income on the above impaired mortgage loans for the year ended December 31, 2011.

4.4 PARTNERSHIPS

Investments in partnerships totaled $203 million and $194 million at December 31, 2011 and 2010, respectively, and were comprised of four partnerships and five partnerships, respectively. These partnerships consist of private equity and hedge fund investments and are managed by independent money managers who invest in equity securities, fixed maturity securities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination/withdrawal provisions.

4.5 INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                   2011         2010           2009
                                ----------   ----------    ------------
                                             (In millions)
Investment income:
  Fixed maturity securities  $        168    $     151     $      129
  Mortgage and other
    loans receivable                   28           27             27
  Policy loans                          9            3             10
  Partnerships                         10           25             37
  Short-term investments                -            2              3
  Other investment income               -            1              4
                             ------------   ----------     ----------
Gross investment income               215          209            210
Investment expenses                    (4)          (3)            (2)
                             ------------   ----------     ----------
  Net investment income      $        211   $      206     $      208
                             ============   ==========     ==========

The carrying value of investments that produced no investment income during 2011 was $6.7 million, which is 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4.6 NET REALIZED INVESTMENT GAIN (LOSS)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                        2011         2010        2009
                                    -----------   ---------   ----------
                                                 (In millions)
Sales of fixed maturity
  securities, available for sale     $        7   $       6  $         -
Mortgage and other loans                      5         (13)           -
Derivative asset and liabilities            139        (144)      (1,104)
Embedded policy derivatives                (433)        303        1,430
Other-than-temporary impairments            (23)        (69)        (124)
Other                                         -          (1)          (8)
                                    -----------   ---------   ----------
Net realized investment gain (loss)  $     (305)  $      82    $     194
                                    ===========   =========   ==========

The following table presents the gross realized gains and losses from sales or redemptions of the Company's available for sale securities for the years ended December 31:

                      2011                   2010                  2009
            ----------------------  --------------------- ---------------------
               Gross      Gross       Gross      Gross      Gross      Gross
              Realized   Realized    Realized   Realized   Realized   Realized
               Gains      Losses      Gains      Losses     Gains      Losses
            ----------- ----------  ---------- ---------- ---------- ----------
                                        (In millions)
Fixed
 maturity
 securities $        11 $       (4) $        6 $        - $       12 $      (12)
            ----------- ----------  ---------- ---------- ---------- ----------
Total       $        11 $       (4) $        6 $        - $       12 $      (12)
            =========== ==========  ========== ========== ========== ==========

CREDIT IMPAIRMENTS

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the Company for the years ended December 31:

                                                               Nine Months Ended
                                        2011          2010     December 31, 2009
                                   -------------   ---------   -----------------
                                                      (In millions)
Balance, beginning
 of period                         $       (214)   $    (155)  $             -
  Increases due to:
   Credit losses remaining in
     accumulated deficit related
     to the adoption of new other
     -than-temporary impairment
     standard                                 -           -               (115)
   Credit impairments on new
     securities subject to
     impairment losses                       (8)         (31)                (8)
   Additional credit impairments
     on previously impaired
     securities                             (13)         (38)               (43)

  Reductions due to:
   Credit impaired securities
     fully disposed for which there
     was no prior intent or
     requirement to sell                      8            7                  9
   Accretion on securities
     previously impaired due to
     credit                                  12            3                  2
                                   ------------    ---------   ----------------
Balance, end of year               $       (215)   $    (214)  $           (155)
                                   ============    =========   ================

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.6 NET REALIZED INVESTMENT GAIN (LOSS) (CONTINUED)

PURCHASED CREDIT IMPAIRED ("PCI") SECURITIES

Beginning in the second quarter of 2011, the Company purchased certain RMBS securities that had experienced deterioration in credit quality since their issuance. Management determined, based on its expectations as to the timing and amount of cash flows expected to be received, that it was probable at acquisition that the Company would not collect all contractually required payments, including both principal and interest and considering the effects of prepayments, for these PCI securities. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on management's best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. Over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, the accretable yield and the non-accretable difference can change, as discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to the Company's policy for evaluating investments for other-than-temporary impairment. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

The following tables present information on the Company's PCI securities, which are included in fixed maturity securities, available for sale:

                                                 At Date of
                                                 Acquisition
                                             -------------------
                                                (In millions)
Contractually required payments
  (principal and interest)                   $               261
Cash flows expected to be collected (a)                      189
Recorded investment in acquired securities                   133

(a) Represents undiscounted expected cash flows, including both principal and interest.

                                             December 31, 2011
                                             -------------------
                                               (In millions)
Outstanding principal balance                $               188
Amortized cost                                               121
Fair value                                                   115

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.6 NET REALIZED INVESTMENT GAIN (LOSS) (CONTINUED)

The following table presents activity for the accretable yield on PCI securities for the year ended December 31:

                                                    2011
                                               --------------
                                                (In millions)
Balance, beginning of year                   $            -
  Newly purchased PCI securities                          56
  Accretion                                               (6)
  Effect of changes in interest rate indices               -
  Net reclassification from (to)
    non-accretable difference,
    including effects of prepayments                      18
                                             ---------------
Balance, end of year                         $            68
                                             ===============

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk and equity market risk. See Notes 3 and 4 for further discussion on derivative financial instruments.

The following table presents the notional amount and gross fair value of derivative financial instruments, by their underlying risk exposure, excluding embedded policy derivatives, held at:

                                            Derivative Assets            Derivative Liabilities
                                     ------------------------------   -----------------------------
                                        Notional       Fair Value       Notional      Fair value
                                        Amount (1)        (2)          Amount (1)        (2)
                                     ------------  ----------------   ------------ ----------------
                                                         (In millions)
December 31, 2011
Derivatives not designated as
hedging instruments:
  Interest rate contracts            $          75   $           13   $            -   $          -
  Foreign exchange contracts                    11                2                -              -
  Equity contracts                           2,853              141                -              -
  Other contracts (3)                            -                -           13,914            607
                                     -------------   --------------   --------------   ------------
Total derivatives, gross             $       2,939              156   $       13,914            607
                                     =============                    ==============
  Counterparty netting                                           -                                -
  Cash collateral                                              (25)                               -
                                                     --------------                    ------------
Total derivatives, net                                          131                             607
Less: Bifurcated embedded
 policy derivatives                                               -                            (607)
Total derivatives on balance sheets                  $          131                    $          -
                                                     ==============                    ============

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

                                            Derivative Assets            Derivative Liabilities
                                     ------------------------------   -----------------------------
                                       Notional        Fair Value        Notional       Fair value
                                       Amount (1)         (2)           Amount (1)         (2)
                                     -------------   --------------   --------------   ------------
                                                             (In millions)
December 31, 2010
Derivatives not designated as
hedging instruments:
  Interest rate contracts            $          75   $            8   $            -   $          -
  Foreign exchange contracts                    14                3                -              -
  Equity contracts                           2,456              127              137              -
  Other contracts (3)                            -                -           10,937            174
                                     -------------   --------------   --------------   ------------
Total derivatives, gross             $       2,545              138   $       11,074            174
                                     =============                    ==============
  Counterparty netting                                            -                               -
  Cash collateral                                                (7)                              -
                                                     --------------                    ------------
Total derivatives, net                                          131                             174

Less: Bifurcated embedded
 policy derivatives (4)                                           -                            (174)
                                                     --------------                    ------------
Total derivatives on balance sheets                  $          131                    $          -
                                                     ==============                    ============

     (1) Notional or contractual amounts of derivative financial instruments represent a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the consolidated balance sheets. Notional amounts generally represent the amounts used to calculate contractual cash flows to be exchanged and are only paid or received for certain contracts, such as currency swaps.

     (2) See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.

     (3) Included in the Other contracts are bifurcated embedded policy derivatives related to living benefits which are recorded within policyholder contract deposits in the consolidated balance sheets.

     (4) 2010 includes a change in valuation assumption relating to embedded policy derivatives.

The Company has taken positions in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company has determined that its derivative financial instruments do not qualify for hedge accounting.

Interest rate or foreign currency swap agreements are agreements to exchange with a counterparty, at specified intervals, interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance (notional amount). Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each interest payment due date, which is included in the consolidated statements of income (loss).

Index options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company has purchased cash settled put and call options on the S&P 500 index to offset the risk of certain guarantees of annuity policy values.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

Futures contracts are agreements between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on U.S. treasury notes, U.S. treasury bonds to offset the risk of certain guarantees on annuity policy values.

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded policy derivatives and gains and losses on sales of derivatives in net realized investment gain (loss) in the consolidated statements of income (loss):

                                       2011       2010        2009
                                    ---------   --------   ---------
                                            (In millions)
Derivatives not designated
  as hedging instruments:
  Interest rate contracts           $        6   $      6   $    (172)
  Foreign exchange contracts                 -          2          (1)
  Equity contracts                         133       (152)       (931)
                                    ----------   --------   ---------
Total derivatives not designated
  as hedging instruments                   139       (144)     (1,104)
Embedded policy derivatives               (433)       303       1,430
                                    ----------   --------   ---------
Total derivative instruments        $     (294)  $    159   $     326
                                    ==========   ========   =========

The Company issues certain variable annuity products which contain guaranteed provisions that are considered embedded policy derivatives. The fair value of these embedded policy derivatives is reflected in policyholder contract deposits in the consolidated balance sheets. The changes in fair value of the embedded policy derivatives are reported in net realized investment gain (loss) in the consolidated statements of income (loss).

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2011 and 2010, the Company had $37.8 million and $36.7 million, respectively, of net derivative assets outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

6. VARIABLE INTEREST ENTITIES

On December 12, 2008, the Company and certain other domestic insurance subsidiaries of AIG sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the New York Fed.
The Company has a significant variable economic interest in ML II, which is a VIE. The Company's involvement with ML II is primarily as a passive investor in debt securities (rated and unrated) and equity interests issued by ML II. See Notes 4 and 15 herein for further discussion.

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights and do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but rather is based on other criteria discussed below.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6. VARIABLE INTEREST ENTITIES (CONTINUED)

In all instances, the Company consolidates a VIE when it determines that the Company is the primary beneficiary. This analysis includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's involvements with the entity. In evaluating consolidation, the Company also evaluates the design of the VIE, and the related risks to which the entity was designed to expose the variable interest holders to.

Exposure to Loss

The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE.

The following table presents total assets of unconsolidated VIEs in which the Company holds a variable interest, as well as the Company's maximum exposure to loss associated with these VIEs:

                                    Maximum Exposure to Loss
                        -------------------------------------------------
                        Total VIE   On-Balance   Off-Balance
                          Assets       Sheet        Sheet        Total
                        ---------   ----------   -----------   ----------
                                         (In millions)
December 31, 2011
ML II                   $   9,254   $       20   $        -    $       20
                        ---------   ----------   -----------   ----------
Total                   $   9,254   $       20   $        -    $       20
                        =========   ==========   ==========    ==========

Balance Sheet Classification

The Company's interest in the assets and liabilities of unconsolidated VIEs was classified in fixed maturity securities, trading on the Company's balance sheets.

7. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in deferred policy acquisition costs:

                                                    Years ended December 31,
                                            ----------------------------------------
                                                2011         2010           2009
                                            ------------ ------------    -----------
                                                        (In millions)
Balance at beginning of year                 $      612    $      671    $     1,151
  Deferrals                                         226           162             79
  Accretion of interest/amortization               (149)          (99)             3
  Effect of net unrealized (gain)
    loss on securities (1)                           (6)            -              -
  Effect of realized (gains)
    losses on securities                           (167)         (122)          (268)
  Effect of unlocking assumptions
    used in estimating future gross
    profits (2)                                       -             -           (294)
                                            -----------    ----------    -----------
Balance at end of year                       $      516    $      612    $       671
                                            ===========    ==========    ===========

(1) In 2009, includes a decrease of $36.2 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS (CONTINUED)

  (2) The Company adjusts amortization of deferred acquisition costs when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. The 2009 amount was primarily the result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. In the first quarter of 2009, the long-term separate account growth rate assumption was reduced to 7.5 percent from 10 percent.

The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                         Bonus        Distribution
                                        Payments         Costs        Total
                                     --------------  --------------  --------
                                                     (In millions)
AT DECEMBER 31, 2011:
Balance at beginning of year         $          88   $          20   $    108
  Deferrals                                     19              14         33
  Accretion of interest/amortization           (17)            (11)       (28)
  Effect of net unrealized
   (gain) loss on securities                    (1)              -         (1)
  Effect of realized (gains)
    losses on securities                       (19)              -        (19)
                                     --------------  --------------  --------
Balance at end of year               $          70   $          23   $     93
                                     ==============  ==============  ========

                                         Bonus        Distribution
                                        Payments         Costs        Total
                                     --------------  --------------  --------
                                                     (In millions)
AT DECEMBER 31, 2010:
Balance at beginning of year         $         134   $          21   $    155
  Deferrals                                     14              10         24
  Accretion of interest/amortization           (46)            (11)       (57)
  Effect of realized (gains)
    losses on securities                       (14)              -        (14)
                                     --------------  --------------  --------
Balance at end of year               $          88   $          20   $    108
                                     ==============  ==============  ========

                                         Bonus        Distribution
                                        Payments         Costs        Total
                                     --------------  --------------  ---------
                                                     (In millions)
AT DECEMBER 31, 2009:
Balance at beginning of year         $         217   $          28   $     245
  Deferrals                                     11               7          18
  Accretion of interest/amortization             5             (14)         (9)
  Effect of realized (gains)
    losses on securities (1)                   (49)              -         (49)
  Effect of unlocking
    assumptions used in estimating
    future gross profits (2)                   (50)              -         (50)
                                     --------------  --------------  ---------
Balance at end of year               $         134   $          21   $     155
                                     ==============  ==============  =========



     (1) In 2009, includes a decrease of $5.1 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

     (2) The Company adjusts amortization of deferred sales inducements when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. The 2009 amounts were primarily the result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. In the first quarter of 2009, the long-term separate account growth rate assumption was reduced to 7.5 percent from 10 percent.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                    2011         2010
                                ------------  ----------
                                       (In millions)
Policyholder contract deposits:
  Annuities                     $      3,462  $    2,521
  Universal life                       1,057       1,105
  Other contract deposits                 24          23
                                ------------  ----------
                                $      4,543  $    3,649
                                ============  ==========
Future policy benefits:
  Annuities                     $        417  $      379
                                ============  ==========

Details concerning the Company's exposure to guaranteed benefits were as follows:

                                                                                           Highest
                                                                                          Specified
                                                                                         Anniversary
                                                                                        Account Value
                                                                       Return of Net         Minus
                                                                      Deposits Plus a     Withdrawals
                                                                          Minimum             Post
                                                                           Return         Anniversary
                                                                      ---------------   --------------
                                                                          (Dollars in millions)
AT DECEMBER 31, 2011:
In the event of death (GMDB and EEB):
     Net account value                                                $         9,632   $       10,597
     Net amount at risk (a)                                                     1,142            1,470
     Average attained age of contract holders                                      66               67
     Range of guaranteed minimum return rates (GMDB)                             0%-5%               0%

At annuitization (GMIB):
     Net account value                                                $         1,365
     Net amount at risk (b)                                                       110
     Weighted average period remaining until earliest annuitization         0.3 years
     Range of guaranteed minimum return rates                                  0%-6.5%

Accumulation at specified date (GMAV):
     Account value                                                    $           961
     Net amount at risk (c)                                                        23
     Weighted average period remaining until guaranteed payment             3.0 years

Annual withdrawals at specified date (GMWB):
     Account value                                                    $        10,592
     Net amount at risk (d)                                                     1,358
     Weighted average period remaining until guaranteed payment            16.6 years

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

                                                                                        Highest
                                                                                       Specified
                                                                                      Anniversary
                                                                                     Account Value
                                                                    Return of Net        Minus
                                                                   Deposits Plus a    Withdrawals
                                                                       Minimum            Post
                                                                       Return         Anniversary
                                                                   ---------------   -------------
                                                                        (Dollars in millions)
AT DECEMBER 31, 2010:
In the event of death (GMDB and EEB):
   Net account value                                                $        8,982    $     11,564
   Net amount at risk (a)                                                      909           1,073
   Average attained age of contract holders                                     68              70
   Range of guaranteed minimum return rates (GMDB)                            0%-5%              0%

At annuitization (GMIB):
   Net account value                                                $        1,662
   Net amount at risk (b)                                                       79
   Weighted average period remaining until earliest annuitization        0.7 years
   Range of guaranteed minimum return rates                                 0%-6.5%

Accumulation at specified date (GMAV):
   Account value                                                    $        1,264
   Net amount at risk (c)                                                       14
   Weighted average period remaining until guaranteed payment            4.0 years

Annual withdrawals at specified date (GMWB):
   Account value                                                    $        9,169
   Net amount at risk (d)                                                      715
   Weighted average period remaining until guaranteed payment           18.8 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

(b) Net amount at risk represents the present value of the projected guaranteed benefit exposure in excess of the projected account value, net of reinsurance, if all contract holders annuitized at their respective eligibility date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $68.0 million and $78.9 million as of December 31, 2011 and 2010, respectively and is payable no sooner than 10 years from the end of the waiting period.

The following summarizes the activity in future policy benefits (GMDB and GMIB) on the consolidated balance sheets:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

                                          2011        2010
                                       ---------   ---------
                                         (In millions)
Balance at the beginning of the year  $      379   $      437
  Guaranteed benefits incurred               111           25
  Guaranteed benefits paid                   (73)        (83)
                                      ----------   ----------
Balance at the end of the year        $      417   $      379
                                      ==========   ==========

The following assumptions and methodology were used to determine future policy benefits at December 31, 2011 and 2010:

     - Data used was 50 stochastically generated investment performance scenarios.

     - Mean investment performance assumption was 7.5 percent in 2011 and 2010.

     -    Volatility assumption was 16 percent.

     - Mortality was assumed to be 50 percent Male and 80 percent Female of the 1994 Variable Annuity MGDB table.

     - Lapse rates vary by contract type and duration and range from 0 percent to 40 percent.

     -    The discount rate was approximately 8 percent.

The Company performs a loss recognition review to determine whether future profitability of insurance-oriented products may be substantially lower than estimated, which can result in an impairment charge to DAC or the establishment of additional reserves. This review considers if additional future policy benefit reserves are required if unrealized gains included in other comprehensive income were assumed to be actually realized and the proceeds are reinvested at lower yields. As a result of this review, the Company increased reserves by $12.8 million in 2011.

9. REINSURANCE

Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10 percent of shareholder's equity.

Variable fees are net of reinsurance premiums of $14.6 million, $17.5 million and $19.7 million in 2011, 2010 and 2009, respectively. Guaranteed benefits paid were reduced by reinsurance recoveries of $6.3 million, $13.0 million and $13.2 million in 2011, 2010 and 2009, respectively.

Universal life insurance fees are net of reinsurance premiums of $26.5 million, $27.7 million and $28.3 million in 2011, 2010 and 2009, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $23.6 million, $21.7 million and $28.8 million in 2011, 2010 and 2009, respectively.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   COMMITMENTS AND CONTINGENT LIABILITIES

10.1  COMMITMENTS

LEASES

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates through 2018. At December 31, 2011, the future minimum lease payments under the operating leases are approximately $3 million a year from 2012 through 2016 and $4.6 million thereafter. Rent expense was $2.3 million, $2.5 million and $3.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.

MORTGAGE LOAN COMMITMENTS

The Company had $1.8 million in commitments relating to mortgage loans at December 31, 2011.

10.2  CONTINGENT LIABILITIES

SUPPORT AGREEMENTS

As of December 31, 2011, the Company has two agreements outstanding in which it has agreed to provide liquidity support for certain short-term securities of municipalities and non-profit organizations (collectively, the "short-term securities") by agreeing to purchase such short-term securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. Additionally, the Company guarantees the payment of these securities upon redemption. One of these commitments is scheduled to expire on December 1, 2012, and the other commitment is scheduled to expire on October 1, 2022. The outstanding commitments may be extended beyond their stated maturities. Related to each of these agreements are participation agreements with the Parent under which the Parent shares in a portion of these liabilities in exchange for a proportionate percentage of the fees received under these agreements.

In September and October 2008, the Company purchased all of the short-term securities then outstanding pursuant to its obligations under the above-referenced liquidity support agreements. If the Company is able to re-market these short-term securities, the Company's obligations under the liquidity support agreements referenced above will continue to inure to the benefit of the purchasers of the re-marketed securities. The short-term securities have a current estimated market value of $16.0 million at December 31, 2011 and the Company has not re-marketed any of these short-term securities. As the holder of the short term securities, the Company recorded $1.1 million as interest payments received from these securities in 2010 and an immaterial amount in 2011.

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the "Fund"), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value per share. The Fund's market value NAV was negatively impacted by a loss on an asset-backed security ("Cheyne"). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carry forward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. SAAMCo has recorded a contingent liability of $1.2 million for expected future capital contributions as of December 31, 2011. These amounts have been included in general and administrative expenses in the consolidated statements of income (loss).

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

Legal and Regulatory Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating the Company to pay has occurred. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. The Company accrued $1.0 million and $1.2 million for these guarantee fund assessments at December 31, 2011, and 2010, respectively, which is reported within Other liabilities in the accompanying consolidated balance sheets.

Like many other companies, including financial institutions and brokers, the Company received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

11. SHAREHOLDER'S EQUITY

Capital contributions received by the Company were as follows:

                                      Years ended December 31,
                                      -----------------------
                                       2011    2010     2009
                                      ------  ------   ------
                                            (In millions)
Cash contributions                    $    -  $   31   $    -
All other non-cash contributions (1)       4     (10)       4
                                      ------  ------   ------
    Total capital contributions       $    4  $   21   $    4
                                      ======  ======   ======

     (1) The Company received non-cash capital contributions of $4 million equal to certain compensation expense recognized.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11. SHAREHOLDER'S EQUITY (CONTINUED)

The components of accumulated other comprehensive income (loss) at December 31 were as follows:

                                                                 2011       2010        2009
                                                               ---------  ---------   -------
                                                                       (In millions)
Fixed maturity and equity securities, available for sale and partnerships:
  Gross unrealized gains                                       $     194   $    134   $    93
  Gross unrealized losses                                            (86)       (81)     (201)
Adjustment to DAC and deferred sales inducements                      (7)        --        --
Insurance loss recognition                                           (13)        --        --
Foreign currency translation adjustments                              (2)       (2)        (2)
Deferred federal and state income tax (expense) benefit              (30)      (18)        39
                                                               ---------  ---------  --------
Accumulated other comprehensive income (loss) (1)              $      56  $     33   $    (71)
                                                               =========  =========  ========

     (1) The 2009 amount includes a decrease of $142.6 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard. See Note 2.13 for additional disclosures on this standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the State of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. No dividends can be paid by the Company to its shareholder in 2011 without obtaining prior approval from the Arizona Department of Insurance.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The Arizona Department of Insurance ("AZ DOI") has the right to permit specific practices that deviate from prescribed practices. In 2010, the Company received permission from the AZ DOI to restate the statutory gross paid-in and contributed statutory surplus and the unassigned funds components of its statutory surplus, similar to the restatement of statutory surplus balances that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization. This statutory restatement resulted in an increase in statutory unassigned funds in an amount equal to the contributions received from AIG of $288.0 million, that offset the Company's losses incurred on certain securities and a corresponding decrease in statutory gross paid in and contributed statutory surplus. The permitted practice had no impact on either the Company's statutory basis net income or total statutory surplus or impact on these financial statements. In addition, there was no impact on the Company's risk-based capital results.

Statutory net income (loss) and capital and surplus of the Company at December 31 were as follows:

                                 2011      2010     2009
                              ---------  -------  -------
                                   (In millions)
Statutory net income           $     80  $    75  $   122
Statutory capital and surplus  $    814  $   834  $   654

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12. INCOME TAXES

12.1 INCOME TAX EXPENSE (BENEFIT)

The components of the provisions for income taxes on pretax income consist of the following:

                                      Years ended December 31,
                                    ----------------------------
                                      2011       2010      2009
                                    -------    -------   -------
                                            (In millions)
Current                             $   128    $   (22)  $  (292)
Deferred                               (353)        77       177
                                    -------    -------   -------
Total income tax expense (benefit)  $  (225)   $    55   $  (115)
                                    =======    =======   =======

The U.S. federal statutory income tax rate is 35 percent for 2011, 2010 and 2009. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate due to the following:

                                                                 Years ended December 31,
                                                              -----------------------------
                                                                2011       2010      2009
                                                              --------   --------   -------
                                                                      (In millions)
U.S. federal income tax expense (benefit) at statutory rate  $   (119)   $     50   $  (100)
Adjustments:
  Valuation allowance                                            (164)         76        23
  State income taxes (net of federal benefit)                      72         (58)       (4)
  Separate account dividends received deduction                   (19)        (18)      (41)
  Tax credits                                                      (5)         (4)       (7)
  Adjustment to prior year tax liability (a)                        -           7        10
  Goodwill                                                          -           -         3
  Other, net                                                       10           2         1
                                                             --------    --------   -------
 Total income tax expense (benefit)                          $   (225)   $     55   $  (115)
                                                             ========    ========   =======

(a) In 2011, 2010 and 2009, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

12.2 DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the net deferred tax assets and liabilities at December 31 are as follows:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.2 DEFERRED INCOME TAXES (CONTINUED)

                                                                                     2011       2010
                                                                                   --------   -------
                                                                                         (In millions)
Deferred Tax Liabilities:
  Deferred policy acquisition costs and deferred sales inducements                 $  (174)  $  (207)
  Net unrealized gains on fixed maturity and equity securities available for sale      (30)      (18)
  Partnership income                                                                    (8)       (3)
  Other liabilities                                                                     (7)       (2)
                                                                                   -------   -------
    Deferred tax liabilities                                                          (219)     (230)
                                                                                   -------   -------

Deferred Tax Assets:
  Basis differential in investments                                                     86        80
  Policy reserves                                                                      428       200
  Capital loss carryforward - Federal                                                  140       156
  State income taxes and net operating loss                                              9        78
  Foreign tax credit                                                                    18        13
  Other assets                                                                          34        22
                                                                                   -------   -------
    Deferred tax assets                                                                715       549
  Valuation allowance                                                                 (148)     (312)
                                                                                   -------   -------
    Total deferred tax assets                                                          567       237
                                                                                   -------   -------
  Net deferred tax asset                                                           $   348   $     7
                                                                                   =======   =======

The following table presents tax losses and credits carryforwards as of December 31, 2011 on a tax return basis:

                                                                  Tax
                                                Gross          Effected    Expiration Periods
                                            --------------  -------------  ------------------
                                                     (In millions)
Federal capital loss carryforwards          $          400  $         140      2013 - 2014
State capital loss carryforwards                        50              3      2014 - 2019
State net operating loss carryforwards                  49              3      2011 - 2029
Foreign tax credit carryforwards                        --             18      2018 - 2021
                                            --------------  -------------
Total tax losses and credits carryforwards  $          499  $         164
                                            ==============  =============

The Company has recorded a full valuation allowance against the capital loss carryforwards and the state net operating loss carryforwards described in the above table.

The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $715 million and concluded that a $148 million valuation allowance was required to reduce the deferred tax asset at December 31, 2011 to an amount the Company believes is more likely than not to be realized.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.2 DEFERRED INCOME TAXES (CONTINUED)

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of AIG, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and AIG entered into transactions with the New York Fed to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under the asset disposition plan of AIG, the continuing earnings strength of the businesses AIG intends to retain and AIG's completion of its recapitalization and the wind-down of the certain financial product portfolios, together with other actions AIG is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or it results of operations for an individual period.

In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

12.3 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                         2011     2010
                                                        ------   ------
                                                         (In millions)
Gross unrecognized tax benefits at beginning of period  $   24   $   17
  Increases in tax positions for prior years                --        7
                                                        ------   ------
Gross unrecognized tax benefits at end of period        $   24   $   24
                                                        ======   ======

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2011, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

At December 31, 2011 and 2010, the Company's unrecognized tax benefits, excluding interest and penalties, were $24 million and $24 million respectively. As of December 31, 2011 and 2010, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $24 million and $24 million respectively.

Interest and penalties, if any, related to unrecognized tax benefits are recognized as a component of income tax expense. At December 31, 2011 and 2010, the Company had a receivable of $1.0 million and $0.5 million, respectively, related to interest (net of federal tax). For the years ended December 31, 2011 and 2010, the Company had recognized an expense of $0.5 million and $1.4 million, respectively, of interest (net of federal tax) in the consolidated statements of income (loss).

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.4 TAX EXAMINATIONS

The Company is currently under audit by the IRS for calendar year 2004 - 2005. All years prior to 2004 are no longer subject to audit. Although the final outcome of possible issues raised in any future examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements.


13. RELATED PARTY TRANSACTIONS

13.1 EVENTS RELATED TO AIG

On January 14, 2011 ("Closing"), AIG completed a series of integrated transactions to recapitalize AIG with the Department of the Treasury, and the New York Fed and the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury ("Trust"), including the repayment of all amounts owed under the Credit Agreement, dated as of September 22, 2008. At the Closing, AIG repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under AIG's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. The funds for the repayment came from the net cash proceeds from AIG's sale of 67 percent of the ordinary shares of AIA Group Limited ("AIA") in its initial public offering and from AIG's sale of American Life Insurance Company ("ALICO") in 2010.

Additional information on AIG is publicly available in its regulatory filings with the SEC which can be found at www.sec.gov. Information regarding AIG as described herein is qualified by regulatory filings AIG files from time to time with the SEC.

13.2 OTHER RELATED PARTY TRANSACTIONS

SHORT-TERM FINANCING AGREEMENTS

On June 1, 2009, the Company amended and restated a short-term financing arrangement with the Parent, dated February 15, 2004, whereby the Parent has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of the Company to SunAmerica Annuity and Life Assurance Company ("SAAL"). All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2011 and 2010.

On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500 million from the Parent. Any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2011 and 2010.

On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, The United States Life Insurance Company in the City of New York ("USL") (as successor by the merger of First SunAmerica Life Insurance Company ("FSA") with and into USL, whereby the Company has the right to borrow up to $15 million from USL. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this arrangement at December 31, 2011 and 2010.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with USL (as successor by the merger of FSA with and into USL), dated February 15, 2004, whereby USL has the right to borrow up to $15 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of AIG SunAmerica Life Assurance Company to SAAL. All terms and conditions set forth in the original arrangement remain in effect. There were no outstanding balances under this arrangement at December 31, 2011 and 2010.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated September 26, 2001, whereby the Company has the right to borrow up to $500 million from SAFGRS. This arrangement was amended and restated solely for the purpose of reflecting the name changes of (i) the Company from Anchor National Life Insurance Company to SAAL, and (ii) SunAmerica Inc. to SAFGRS. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2011 and 2010.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated December 19, 2001, whereby SAFGRS has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name changes of (i) the Company from Anchor National Life Insurance Company to SAAL, and (ii) SunAmerica Inc. to SAFGRS. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2011 and 2010.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), dated December 19, 2001, whereby SAII has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of the Company from Anchor National Life Insurance Company to SAAL. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2011 and 2010.

On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500 million from SAII. Any advances made under these arrangements must be repaid within 30 days. There were no balances outstanding under these arrangements at December 31, 2011 and 2010.

OPERATING AGREEMENTS

The Company pays commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing its annuity products and mutual funds. Amounts paid to these broker-dealers totaled $35.5 million, $32.3 million and $29.5 million for the years ended December 31, 2011, 2010 and 2009, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 10 percent, 15 percent and 22 percent of premiums received in 2011, 2010 and 2009, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 14 percent, 16 percent and 18 percent of sales in 2011, 2010 and 2009, respectively.

On February 1, 2004, SAAMCo entered into an administrative services agreement with USL (as successor by merger of FSA into USL) whereby SAAMCo will pay to USL a fee based on a percentage of all assets invested through USL's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for USL's variable annuity products. Amounts incurred by the Company under this agreement totaled $2.3 million, $2.1 million and $1.8 million in 2011, 2010 and 2009, respectively, and are included in the Company's consolidated statements of income (loss).

On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $14.4 million, $13.2 million and $11.1 million in 2011, 2010 and 2009, respectively, and are net of certain administrative costs incurred by VALIC of $4.1 million, $3.8 million and $3.2 million, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statements of income (loss).

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

Pursuant to a Service and Expense Agreement, AIG provides, or causes to be provided, administrative, marketing, accounting, occupancy and data processing services to the Company. The Company is billed in accordance with Regulation 30 or Regulation 33, as applicable, of the New York Insurance Department, and billed amounts do not exceed the cost to AIG. Related to this agreement, the Company is currently the paymaster and payer of shared services for the SunAmerica group of companies. Amounts received for services rendered pursuant to this agreement total $2.2 million and $ 9.4 million for 2011 and 2010, respectively, and amounts paid for such services were $117.7 million for 2009. Netted in the amount for 2011 was $20.4 million paid to AIG for services in such year and allocated to affiliates. Amounts payable to affiliates are non-interest bearing and due on demand. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $72.5 million, $62.8 million and $43.2 million in 2011, 2010 and 2009, respectively, and is deferred and amortized as part of DAC. The other components of such costs are included in general and administrative expenses in the consolidated statements of income (loss).

In addition to the reimbursements noted above, an affiliate is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were $0.4 million, $0.3 million and $0.4 million in 2011, 2010 and 2009, respectively. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

Pursuant to an amended and restated Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The allocation of such costs for investment management services is based on the level of assets under management. The investment management fees incurred were $0.6 million, $1.7 million and $1.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

A separate Service and Expense Sharing Agreement, in compliance with the NASD Notice to Members 03-63, became effective January 1, 2010 for costs related to technology, advertising, payroll and accounts payable processing incurred by the Company for its broker-dealer affiliates. This agreement was entered into in connection with an internal corporate reorganization pursuant to which the Company replaced the Parent as the paymaster and payer of shared services for the SunAmerica group of companies effective as of January 1, 2010. This agreement was amended and restated, effective as of July 1, 2010, to add an additional affiliate to the agreement and update the manner in which costs for shared services would be allocated between the Company and its affiliates that are parties thereto. The amended and restated agreement was further amended on October 29, 2010, to modify the cost allocation applicable to one of the affiliated parties under the agreement.

AMERICAN HOME GUARANTEE

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time are guaranteed ("the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

CAPITAL MAINTENANCE AGREEMENT

On March 30, 2011, AIG and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that AIG would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level risk-based capital ("RBC") (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage.

14. BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the "U.S. Plans"). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

The Company is jointly and severally responsible with AIG and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act ("ERISA") qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the "ERISA Plans"). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the likelihood of payment under any of these plans is remote. Accordingly, the Company has not established any liability for such contingencies.

15. SUBSEQUENT EVENTS

FIXED MATURITY SECURITIES, TRADING

Through a series of transactions that occurred during the three month period ending March 31, 2012, the New York Fed initiated the sales of the remaining securities held by ML II. These sales resulted in the Company receiving a principal payment of $3.2 million on March 1, 2012 and an additional cash receipt of $20.1 million on March 15, 2012 from ML II that consisted of $11.6 million, $1.7 million, and $6.8 million in principal, contractual interest and residual cash flows, respectively, effectively monetizing the Company's interest in ML II.

The total amount received of $23.3 million by the Company from ML II was remitted as a return of capital to its Parent and ultimately remitted to AIG.

OTHER MATTERS

On December 31, 2012, the Company intends to merge with and into American General Life Insurance Company ("AGL"), with AGL being the surviving company, to implement a more efficient legal entity structure, while continuing to market products and services under currently existing brands. AGL is also an indirect, wholly owned subsidiary of AIG. The merger transaction is subject to receipt of all required regulatory approvals, including the approvals of certain state insurance departments.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements are included in Part B of this Registration
Statement:



Variable Separate Account Financial Statements:


     -   Report of Independent Registered Public Accounting Firm


     -   Statements of Assets and Liabilities, December 31, 2011


     -   Schedules of Portfolio Investments, December 31, 2011


     -   Statements of Operations, for the year ended December 31, 2011


     -   Statements of Changes in Net Assets, for the year ended December 31,
         2011


     - Statements of Changes in Net Assets, for the year ended December 31, 2010, except as indicated


     -   Notes to Financial Statements



SunAmerica Annuity and Life Assurance Company Financial Statements:


     -   Report of Independent Registered Public Accounting Firm


     -   Consolidated Balance Sheets -- December 31, 2011 and 2010


     - Consolidated Statements of Income (Loss) -- Years Ended December 31, 2011, 2010 and 2009


     - Consolidated Statements of Comprehensive Income (Loss) -- Years Ended December 31, 2011, 2010 and 2009


     - Consolidated Statements of Shareholder's Equity -- Years Ended December 31, 2011, 2010 and 2009


     - Consolidated Statements of Cash Flows -- Years Ended December 31, 2011, 2010 and 2009


     -   Notes to Consolidated Financial Statements


(b) Exhibits


(1)   Resolution Establishing Separate Account...................................    2
(2)   Form of Custody Agreements.................................................    Not Applicable
(3)   (a)  Form of Distribution Contract.........................................    2
      (b)  Selling Agreement.....................................................    2
(4)   Variable Annuity Contract
      (a)  Individual Fixed and Variable Annuity Contract........................    11
      (b)  Nursing Home Rider....................................................    4
      (c)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement....    6
      (d)  Form of Maximum Anniversary Value Optional Death Benefit Endorsement..    11
      (e)  Form of Optional Guaranteed Living Benefit Endorsement................    9
      (f)  Form of Extended Legacy Program Guide.................................    11
(5)   Form of Application for Contract...........................................    11
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation........................    8
      (b)  Articles of Amendment to the Amended and Restated Articles of
           Incorporation.........................................................    8
      (c)  Amended and Restated Bylaws...........................................    8
(7)   Reinsurance Contract.......................................................    Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement..............    2
      (b)  Form of SunAmerica Series Trust Fund Participation Agreement..........    2
      (c)  Form of Lord Abbett Fund Participation Agreement......................    3
      (d)  Form of American Funds Insurance Series and SunAmerica Series Trust
           Master-Feeder Fund Participation Agreement............................    5
      (e)  Form of Franklin Templeton Variable Insurance Products Trust Fund
           Participation Agreement...............................................    7
      (f)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
           Participation Agreement...............................................    10
      (g)  Form of Seasons Series Trust Fund Participation Agreement.............    1
(9)   Opinion and Consent of Counsel of Depositor................................    11
(10)  Consents...................................................................    Filed Herewith
(11)  Financial Statements Omitted from Item 23..................................    Not Applicable
(12)  Initial Capitalization Agreement...........................................    Not Applicable
(13)  Other
      (a)  Power of Attorney -- SunAmerica Annuity and Life Assurance Company
           Directors.............................................................    Filed Herewith
      (b)  Notice of Termination of Support Agreement............................    11
      (c)  Capital Maintenance Agreement of American International Group, Inc. ..    11

--------

1 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-08859 and 811-07727, filed on March 11, 1997, Accession No. 0000912057-97-008516.

2 Incorporated by reference to Initial Registration Statement, File Nos. 333-25473 and 811-03859, filed on April 18, 1997, Accession No. 0000950148-97-
   000989.

3 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

4 Incorporated by reference to Post-Effective Amendment No. 25 and Amendment No. 26, File Nos. 333-65118 and 811-03859, filed on September 21, 2006,
   Accession No. 0000950124-06-005435.

5 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession No. 0000950148-07-000101.

6 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-137892 and 811-03859, filed on February 4, 2008, Accession No. 0000950137-08-001533.

7 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 6, File Nos. 333-137892 and 811-03859, filed on April 28,2008, Accession No. 0000950148-08-000093.

8 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No. 9, File Nos. 333-137866 and 811-07727, filed on July 21, 2009, Accession No. 0000950123-09-023939.

9 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 4, File Nos. 333-157199 and 811-03859, filed on December 21, 2009, Accession No. 0000950123-09-072050.

10 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

11 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-172003 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040077.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


(a) The officers and directors of SunAmerica Annuity and Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6121, unless otherwise noted.



NAME                             POSITION
----                             --------
Jana W. Greer(1)                 Director, President and Chief Executive Officer
Michael J. Akers(2)              Director and Senior Vice President
William J. Carr(5)               Director
N. Scott Gillis(1)               Director, Senior Vice President and Chief
                                 Financial Officer
Roger E. Hahn(2)                 Director
William J. Kane(3)               Director
Scott H. Richland(4)             Director
Edwin R. Raquel(1)               Senior Vice President and Chief Actuary
Christine A. Nixon               Senior Vice President and Secretary
Stewart R. Polakov(1)            Senior Vice President and Controller
Mallary L. Reznik                Senior Vice President and General Counsel
Timothy W. Still(1)              Senior Vice President
Edward T. Texeria(1)             Senior Vice President and Chief Accounting Officer
Gavin D. Friedman                Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)      Vice President
Rodney A. Haviland(1)            Vice President
Stephen J. Stone(1)              Senior Vice President
Monica F. Suryapranata(1)        Vice President and Variable Annuity Product
                                 Controller
Manda Ghaferi                    Assistant Vice President
Virginia N. Puzon                Assistant Secretary



--------


  (1)  21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901


  (2)  2929 Allen Parkway, Houston, TX 77019

  (3)  10816 Andora Avenue, Chatsworth, CA 91311

  (4)  P.O. Box 297, Palos Verdes Estates, CA 90274


  (5)  147 Warrenton Drive, Houston, TX 77024


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of SunAmerica Annuity and Life Assurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-11-001369, filed on February 23, 2012. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 30, 2012, the number of Polaris Choice IV contracts funded by Variable Separate Account was 5,895, of which 3,887 were qualified contracts and 2,008 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SunAmerica Annuity and Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's Bylaws ("Bylaws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the Bylaws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Two
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Four
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Five
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Nine

    The United States Life Insurance Company in the City of New York -- FS Variable Separate Account


    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account One


    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Two


    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Five



    Anchor Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director, Chief Distribution Officer
Frank Curran                Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
James D. Siegel             Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary

     --------

      * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.


     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.



     (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6121.


(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4901.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-----------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 25th day of April, 2012.


                                        VARIABLE SEPARATE ACCOUNT
                                        (Registrant)


                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY
                                            (On behalf of Registrant and itself)


                                        By:       /s/ MALLARY L. REZNIK
                                            ------------------------------------

                                                     MALLARY L. REZNIK,
                                            SENIOR VICE PRESIDENT & GENERAL
                                                           COUNSEL


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----
JANA W. GREER*                       Director, President & Chief          April 25, 2012
-----------------------------             Executive Officer
JANA W. GREER                       (Principal Executive Officer)


MICHAEL J. AKERS*                              Director                   April 25, 2012
-----------------------------
MICHAEL J. AKERS


WILLIAM J. CARR*                               Director                   April 25, 2012
-----------------------------
WILLIAM J. CARR


N. SCOTT GILLIS*                  Director, Senior Vice President &       April 25, 2012
-----------------------------          Chief Financial Officer
N. SCOTT GILLIS                     (Principal Financial Officer)


ROGER E. HAHN*                                 Director                   April 25, 2012
-----------------------------
ROGER E. HAHN


WILLIAM J. KANE*                               Director                   April 25, 2012
-----------------------------
WILLIAM J. KANE


SCOTT H. RICHLAND*                             Director                   April 25, 2012
-----------------------------
SCOTT H. RICHLAND


STEWART R. POLAKOV*               Senior Vice President & Controller      April 25, 2012
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                          Attorney-in-Fact               April 25, 2012
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX


EXHIBIT NO.                                 DESCRIPTION
-----------                                 -----------
    (10)         Consents
    (13)(a)      Power of Attorney -- SunAmerica Annuity and Life Assurance
                 Company Directors